UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund is filed herewith.

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Municipal Income Fund

Class A: GSMIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.72%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Goldman Sachs Dynamic Municipal Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,625	$10,000	$10,000
3/17	$10,173	$9,792	$10,021	$10,044
3/18	$10,561	$10,165	$10,140	$10,165
3/19	$11,153	$10,735	$10,610	$10,620
3/20	$11,105	$10,689	$10,904	$11,568
3/21	$12,105	$11,651	$11,399	$11,650
3/22	$11,662	$11,224	$10,943	$11,167
3/23	$11,508	$11,076	$11,152	$10,633
3/24	$12,074	$11,621	$11,395	$10,814
3/25	$12,333	$11,871	$11,622	$11,342
3/26	$12,759	$12,280	$12,106	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.45%	1.06%	2.46%
Class A Including sale charges	-0.43%	0.28%	2.07%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Municipal Income Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Goldman Sachs Dynamic Municipal Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38141W828-AR-0326     Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Municipal Income Fund

Class C: GSMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$149	1.47%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Goldman Sachs Dynamic Municipal Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,900	$10,000	$10,000
3/17	$10,104	$10,003	$10,021	$10,044
3/18	$10,410	$10,306	$10,140	$10,165
3/19	$10,912	$10,803	$10,610	$10,620
3/20	$10,783	$10,675	$10,904	$11,568
3/21	$11,666	$11,550	$11,399	$11,650
3/22	$11,148	$11,037	$10,943	$11,167
3/23	$10,919	$10,809	$11,152	$10,633
3/24	$11,378	$11,265	$11,395	$10,814
3/25	$11,529	$11,413	$11,622	$11,342
3/26	$11,846	$11,727	$12,106	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.75%	0.30%	1.71%
Class C Including sale charges	1.72%	0.30%	1.71%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Municipal Income Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Goldman Sachs Dynamic Municipal Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142B195-AR-0326     Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class: GSMTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.39%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,021,300	$1,002,100	$1,004,400
3/18	$1,063,888	$1,014,025	$1,016,453
3/19	$1,127,402	$1,060,974	$1,061,990
3/20	$1,125,598	$1,090,363	$1,156,826
3/21	$1,231,067	$1,139,866	$1,165,039
3/22	$1,189,826	$1,094,271	$1,116,690
3/23	$1,177,928	$1,115,172	$1,063,312
3/24	$1,240,005	$1,139,483	$1,081,388
3/25	$1,270,757	$1,162,158	$1,134,160
3/26	$1,318,919	$1,210,620	$1,183,496

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	3.79%	1.39%	2.81%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V746-AR-0326     Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Municipal Income Fund

Service Class: GSMEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,158	$10,021	$10,044
3/18	$10,522	$10,140	$10,165
3/19	$11,100	$10,610	$10,620
3/20	$11,036	$10,904	$11,568
3/21	$12,006	$11,399	$11,650
3/22	$11,541	$10,943	$11,167
3/23	$11,371	$11,152	$10,633
3/24	$11,910	$11,395	$10,814
3/25	$12,145	$11,622	$11,342
3/26	$12,543	$12,106	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	3.27%	0.88%	2.29%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V738-AR-0326     Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Municipal Income Fund

Investor Class: GUIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.47%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,203	$10,021	$10,044
3/18	$10,612	$10,140	$10,165
3/19	$11,236	$10,610	$10,620
3/20	$11,215	$10,904	$11,568
3/21	$12,256	$11,399	$11,650
3/22	$11,835	$10,943	$11,167
3/23	$11,707	$11,152	$10,633
3/24	$12,315	$11,395	$10,814
3/25	$12,611	$11,622	$11,342
3/26	$13,078	$12,106	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	3.71%	1.31%	2.72%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38144N221-AR-0326     Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Municipal Income Fund

Class R6: GYISX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,127	$9,993	$9,899
3/19	$10,733	$10,456	$10,342
3/20	$10,724	$10,745	$11,266
3/21	$11,729	$11,233	$11,346
3/22	$11,331	$10,784	$10,875
3/23	$11,226	$10,990	$10,355
3/24	$11,819	$11,229	$10,531
3/25	$12,113	$11,453	$11,045
3/26	$12,573	$11,930	$11,526

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.80%	1.40%	2.78%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	2.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38145L190-AR-0326     Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Dynamic Municipal Income Fund

Class P: GAJPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, specifically its overweight versus the Bloomberg Municipal Bond 1-10 Year Blend Index (Index) in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning bolstered its performance. Specifically, the Fund was aided by its longer duration position compared to the Index and by its relative overweight in securities with maturities of 15 to 20 years.

• The Fund’s overweight compared to the Index in the special tax sector added to relative returns.

• Individual bottom-up security selection among state and local general obligation bonds and electric power credits contributed positively to relative performance.

Top Detractors from Performance

• The Fund was hurt by individual bottom-up security selection overall, with investments in project finance and tobacco credits among the leading detractors.

• Overall, the Fund’s sector and state positioning detracted from its relative performance. In particular, the Fund was hampered by its overweights relative to the Index in the health care sector and in Puerto Rico credits.

Goldman Sachs Dynamic Municipal Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,535	$10,492	$10,538
3/20	$10,527	$10,783	$11,479
3/21	$11,513	$11,272	$11,561
3/22	$11,130	$10,821	$11,081
3/23	$11,019	$11,028	$10,551
3/24	$11,601	$11,268	$10,730
3/25	$11,890	$11,493	$11,254
3/26	$12,342	$11,972	$11,744

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.80%	1.40%	2.68%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	2.29%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Dynamic Municipal Income Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$11,782,629,834
# of Portfolio Holdings as of Period End	4,707
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$38,913,736

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	11.0%
Hospital	10.0%
Corporate	8.5%
Airport	6.0%
Sales Tax	5.2%
Water/Sewer	5.2%
School District GO	4.6%
University	4.4%
State GO	4.4%
State Appropriation	3.4%
City/County GO	3.1%
Toll	3.1%
Special Tax	3.0%
LT Health	2.8%
Other	24.6%

Goldman Sachs Dynamic Municipal Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38150B871-AR-0326     Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Municipal Fund

Class A: GHYAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$86	0.85%

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Goldman Sachs High Yield Municipal Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,550	$10,000	$10,000	$10,000	$10,000
3/17	$10,448	$9,978	$10,263	$10,015	$10,431	$10,044
3/18	$11,085	$10,586	$10,742	$10,282	$11,060	$10,165
3/19	$11,949	$11,411	$11,497	$10,835	$11,960	$10,620
3/20	$11,964	$11,426	$11,624	$11,252	$11,872	$11,568
3/21	$13,504	$12,897	$12,918	$11,872	$13,654	$11,650
3/22	$13,050	$12,463	$12,581	$11,342	$13,470	$11,167
3/23	$12,419	$11,860	$12,252	$11,371	$12,865	$10,633
3/24	$13,227	$12,632	$12,984	$11,726	$13,882	$10,814
3/25	$13,672	$13,057	$13,480	$11,869	$14,659	$11,342
3/26	$13,971	$13,342	$13,902	$12,379	$15,004	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	2.19%	0.68%	3.40%
Class A Including sale charges	-2.39%	-0.23%	2.92%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Municipal Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Goldman Sachs High Yield Municipal Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y625-AR-0326     Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Municipal Fund

Class C: GHYCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.60%

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Goldman Sachs High Yield Municipal Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,900	$10,000	$10,000	$10,000	$10,000
3/17	$10,370	$10,266	$10,263	$10,015	$10,431	$10,044
3/18	$10,920	$10,810	$10,742	$10,282	$11,060	$10,165
3/19	$11,683	$11,566	$11,497	$10,835	$11,960	$10,620
3/20	$11,610	$11,494	$11,624	$11,252	$11,872	$11,568
3/21	$13,007	$12,877	$12,918	$11,872	$13,654	$11,650
3/22	$12,475	$12,350	$12,581	$11,342	$13,470	$11,167
3/23	$11,783	$11,665	$12,252	$11,371	$12,865	$10,633
3/24	$12,457	$12,332	$12,984	$11,726	$13,882	$10,814
3/25	$12,779	$12,652	$13,480	$11,869	$14,659	$11,342
3/26	$12,962	$12,833	$13,902	$12,379	$15,004	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	1.43%	-0.07%	2.63%
Class C Including sale charges	0.42%	-0.07%	2.63%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Municipal Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Goldman Sachs High Yield Municipal Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y591-AR-0326     Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Municipal Fund

Institutional Class: GHYIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.54%

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Goldman Sachs High Yield Municipal Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/17	$1,048,800	$1,026,300	$1,001,543	$1,043,080	$1,004,400
3/18	$1,114,770	$1,074,228	$1,028,172	$1,106,020	$1,016,453
3/19	$1,205,066	$1,149,746	$1,083,533	$1,195,997	$1,061,990
3/20	$1,210,248	$1,162,394	$1,125,238	$1,187,158	$1,156,826
3/21	$1,370,242	$1,291,768	$1,187,222	$1,365,429	$1,165,039
3/22	$1,328,313	$1,258,053	$1,134,160	$1,347,005	$1,116,690
3/23	$1,267,875	$1,225,218	$1,137,089	$1,286,512	$1,063,312
3/24	$1,354,597	$1,298,363	$1,172,640	$1,388,250	$1,081,388
3/25	$1,404,447	$1,347,961	$1,186,940	$1,465,878	$1,134,160
3/26	$1,439,698	$1,390,152	$1,237,891	$1,500,386	$1,183,496

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	2.51%	0.99%	3.71%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Municipal Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Goldman Sachs High Yield Municipal Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y583-AR-0326     Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Municipal Fund

Investor Class: GYIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	0.60%

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Goldman Sachs High Yield Municipal Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000	$10,000	$10,000
3/17	$10,481	$10,263	$10,015	$10,431	$10,044
3/18	$11,137	$10,742	$10,282	$11,060	$10,165
3/19	$12,034	$11,497	$10,835	$11,960	$10,620
3/20	$12,079	$11,624	$11,252	$11,872	$11,568
3/21	$13,667	$12,918	$11,872	$13,654	$11,650
3/22	$13,240	$12,581	$11,342	$13,470	$11,167
3/23	$12,631	$12,252	$11,371	$12,865	$10,633
3/24	$13,488	$12,984	$11,726	$13,882	$10,814
3/25	$13,976	$13,480	$11,869	$14,659	$11,342
3/26	$14,318	$13,902	$12,379	$15,004	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	2.45%	0.94%	3.65%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.35%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Municipal Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Goldman Sachs High Yield Municipal Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38144N213-AR-0326     Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Municipal Fund

Class R6: GHYSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Goldman Sachs High Yield Municipal Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000	$10,000
3/18	$10,233	$10,110	$9,993	$10,189	$9,899
3/19	$11,061	$10,821	$10,531	$11,018	$10,342
3/20	$11,097	$10,940	$10,936	$10,937	$11,266
3/21	$12,567	$12,157	$11,538	$12,579	$11,346
3/22	$12,182	$11,840	$11,023	$12,409	$10,875
3/23	$11,641	$11,531	$11,051	$11,852	$10,355
3/24	$12,426	$12,219	$11,397	$12,789	$10,531
3/25	$12,884	$12,686	$11,535	$13,504	$11,045
3/26	$13,223	$13,083	$12,031	$13,822	$11,526

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	2.63%	1.02%	3.41%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.28%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.24%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	3.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Municipal Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Goldman Sachs High Yield Municipal Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38145L216-AR-0326     Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs High Yield Municipal Fund

Class P: GGLPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$54	0.53%

How did the Fund perform and what affected its performance?

The high yield municipal bond market delivered positive returns but lagged the investment grade municipal bond market mainly because of its slightly longer duration profile. Overall, the broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance:

  The Fund’s overall credit positioning added to its performance versus the Goldman Sachs High Yield Municipal Fund Composite Index (Index). Specifically, the Fund benefited from its overweight relative to the Index in lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

  The Fund’s combined duration and yield curve positioning contributed positively to relative returns. The Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of more than 20 years.

  Sector positioning was generally positive, highlighted by the Fund’s overweight in the special tax sector.

  Within individual bottom-up security selection, the Fund was aided by its investments in taxable municipal bonds, which are not held by the Index, and by its holdings among electric power and housing credits.

Top Detractors from Performance:

  Overall, the Fund’s state positioning, especially its underweight in California credits and its overweight in Florida credits, detracted from performance versus the Index.

  Within sector positioning, the Fund was hurt by its underweight in water and sewer credits.

  Individual bottom-up security selection had a broadly negative impact on the Fund’s relative returns. Specifically, the Fund’s investments in project finance and tobacco credits detracted from relative performance.

Goldman Sachs High Yield Municipal Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,714	$10,689	$10,576	$10,765	$10,538
3/20	$10,761	$10,807	$10,983	$10,686	$11,479
3/21	$12,186	$12,009	$11,588	$12,290	$11,561
3/22	$11,813	$11,696	$11,070	$12,125	$11,081
3/23	$11,289	$11,391	$11,099	$11,580	$10,551
3/24	$12,049	$12,071	$11,446	$12,496	$10,730
3/25	$12,494	$12,532	$11,586	$13,195	$11,254
3/26	$12,809	$12,924	$12,083	$13,505	$11,744

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	2.52%	1.00%	3.16%
Goldman Sachs High Yield Municipal Fund Composite Index	3.13%	1.48%	3.28%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.41%
Bloomberg Municipal High Yield Bond Index	2.35%	1.90%	3.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs High Yield Municipal Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$13,223,735,542
# of Portfolio Holdings as of Period End	3,578
Portfolio Turnover Rate for the Period	22%
Total Net Advisory Fees Paid for the Period	$60,950,772

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.8%
Corporate	5.8%
LT Health	5.7%
Charter School	4.3%
University	4.3%
Tobacco	3.9%
School District GO	3.6%
State Appropriation	3.4%
Toll	3.1%
Airport	2.7%
State GO	2.5%
TIF	2.3%
Other	22.7%

Goldman Sachs High Yield Municipal Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38150B640-AR-0326     Class P

Annual Shareholder Report

March 31, 2026

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional: GSAAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$0	0.00%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its bias toward lower-rated municipal securities, as the higher income generated by these holdings helped offset the impact of credit spread widening during the first half of the Period.

• The Fund’s combined duration and yield curve positioning added to absolute performance. The Fund was helped by its long duration position and its exposure to securities with longer maturities, specifically the 15- to 20-year segment of the municipal yield curve.

• Within sector positioning, the Fund was aided by its exposure to special tax bonds and water and sewer credits.

• Within state positioning, the Fund’s exposure to California and New York credits bolstered absolute performance.

• Regarding bottom-up security selection, the Fund benefited from investments among electric power credits.

Top Detractors from Performance

• Overall, individual bottom-up security selection hurt absolute performance, with investments in project finance and education credits detracting most.

• Sector positioning was broadly negative, led by the Fund’s exposure to health care.

• The Fund was hampered by its state positioning overall. In particular, the Fund’s exposure to Puerto Rico credits detracted from absolute performance.

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Separate Account Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/19	$10,000	$10,000	$10,000
3/20	$9,990	$10,277	$10,934
3/21	$11,400	$10,743	$11,012
3/22	$11,033	$10,314	$10,555
3/23	$10,747	$10,511	$10,050
3/24	$11,552	$10,739	$10,221
3/25	$12,013	$10,953	$10,720
3/26	$12,490	$11,410	$11,186

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Separate Account Institutional (Commenced April 1, 2019)	3.97%	1.84%	3.23%
Bloomberg Municipal Bond 1-10 Year Blend Index	4.17%	1.21%	1.90%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.61%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$327,653,608
# of Portfolio Holdings as of Period End	1,211
Portfolio Turnover Rate for the Period	34%
Total Net Advisory Fees Paid for the Period	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Special Assessment	25.9%
Hospital	10.6%
Sales Tax	6.9%
Airport	5.8%
LT Health	4.5%
University	4.3%
Corporate	3.7%
Charter School	3.5%
Water/Sewer	3.5%
School District GO	3.1%
Toll	2.8%
State GO	2.7%
State Appropriation	2.6%
City/County GO	2.2%
Other	17.5%

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Municipal Income Completion Fund

38150C788-AR-0326     Separate Account Institutional

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Tax-Free Fund

Class A: GSDTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	0.66%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Goldman Sachs Short Duration Tax-Free Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,850	$10,000	$10,000
3/17	$10,063	$9,912	$10,062	$10,044
3/18	$10,137	$9,985	$10,111	$10,165
3/19	$10,462	$10,305	$10,385	$10,620
3/20	$10,586	$10,428	$10,576	$11,568
3/21	$10,895	$10,732	$10,886	$11,650
3/22	$10,560	$10,402	$10,592	$11,167
3/23	$10,643	$10,484	$10,752	$10,633
3/24	$10,920	$10,756	$10,971	$10,814
3/25	$11,257	$11,089	$11,352	$11,342
3/26	$11,633	$11,459	$11,736	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.34%	1.32%	1.52%
Class A Including sale charges	1.77%	1.02%	1.37%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Tax-Free Fund

Class A

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Goldman Sachs Short Duration Tax-Free Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B492-AR-0326     Class A

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Tax-Free Fund

Class C: GSTCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$108	1.06%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Goldman Sachs Short Duration Tax-Free Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$9,935	$10,000	$10,000
3/17	$10,023	$9,958	$10,062	$10,044
3/18	$10,057	$9,992	$10,111	$10,165
3/19	$10,338	$10,270	$10,385	$10,620
3/20	$10,418	$10,351	$10,576	$11,568
3/21	$10,680	$10,610	$10,886	$11,650
3/22	$10,309	$10,242	$10,592	$11,167
3/23	$10,339	$10,272	$10,752	$10,633
3/24	$10,567	$10,498	$10,971	$10,814
3/25	$10,860	$10,790	$11,352	$11,342
3/26	$11,179	$11,106	$11,736	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.93%	0.92%	1.12%
Class C Including sale charges	2.26%	0.92%	1.12%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Tax-Free Fund

Class C

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Goldman Sachs Short Duration Tax-Free Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B245-AR-0326     Class C

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class: GSDUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.39%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,009,400	$1,006,200	$1,004,400
3/18	$1,021,008	$1,011,130	$1,016,453
3/19	$1,055,927	$1,038,532	$1,061,990
3/20	$1,072,610	$1,057,641	$1,156,826
3/21	$1,107,256	$1,088,630	$1,165,039
3/22	$1,075,256	$1,059,237	$1,116,690
3/23	$1,086,869	$1,075,231	$1,063,312
3/24	$1,118,170	$1,097,059	$1,081,388
3/25	$1,156,971	$1,135,236	$1,134,160
3/26	$1,197,696	$1,173,607	$1,183,496

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Institutional	3.52%	1.58%	1.82%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W406-AR-0326     Institutional Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Tax-Free Fund

Service Class: GSFSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Service	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,044	$10,062	$10,044
3/18	$10,109	$10,111	$10,165
3/19	$10,402	$10,385	$10,620
3/20	$10,515	$10,576	$11,568
3/21	$10,800	$10,886	$11,650
3/22	$10,446	$10,592	$11,167
3/23	$10,495	$10,752	$10,633
3/24	$10,743	$10,971	$10,814
3/25	$11,060	$11,352	$11,342
3/26	$11,403	$11,736	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Service	3.10%	1.09%	1.32%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W885-AR-0326     Service Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Tax-Free Fund

Investor Class: GDIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.41%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/16	$10,000	$10,000	$10,000
3/17	$10,088	$10,062	$10,044
3/18	$10,190	$10,111	$10,165
3/19	$10,533	$10,385	$10,620
3/20	$10,694	$10,576	$11,568
3/21	$11,035	$10,886	$11,650
3/22	$10,710	$10,592	$11,167
3/23	$10,822	$10,752	$10,633
3/24	$11,131	$10,971	$10,814
3/25	$11,515	$11,352	$11,342
3/26	$11,930	$11,736	$11,835

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Investor	3.60%	1.57%	1.78%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38144N239-AR-0326     Investor Class

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Tax-Free Fund

Class R6: GDUSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,061	$10,038	$9,899
3/19	$10,414	$10,310	$10,342
3/20	$10,570	$10,500	$11,266
3/21	$10,913	$10,807	$11,346
3/22	$10,608	$10,516	$10,875
3/23	$10,713	$10,674	$10,355
3/24	$11,023	$10,891	$10,531
3/25	$11,407	$11,270	$11,045
3/26	$11,821	$11,651	$11,526

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.63%	1.61%	2.03%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.72%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38145L182-AR-0326     Class R6

Annual Shareholder Report

March 31, 2026

Goldman Sachs Short Duration Tax-Free Fund

Class P: GANPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.38%

How did the Fund perform and what affected its performance?

The broad municipal bond market recorded gains amid significant volatility. The Period got off to a rough start, as 2025 tax-season selling and heavy new issuance weighed on municipal bond prices and the financial markets overall contended with tariff-related volatility. In May and June, as supply/demand conditions grew more favorable, municipal bond performance stabilized. Market tone shifted again in July as investors digested the implications of ongoing tariff negotiations and sweeping tax and spending legislation from Congress. August and September brought some relief, with the tariff picture becoming clearer and the Federal Reserve (Fed) cutting interest rates in response to a weakening labor market. In the final months of 2025, municipal securities traded in a narrow range overall, as supply stayed high and investor demand remained firm. The municipal bond market then sold off during the first quarter of 2026, with municipal yields tracking U.S. Treasury yields on concerns that geopolitical events could reignite inflation. The Fed paused its easing cycle as it awaited more data about labor market conditions and the impact on inflation of higher energy prices due to the U.S.-Iran war. During the Period overall, the municipal yield curve steepened. Persistent demand for shorter-maturity municipal securities pushed their yields lower, while demand for longer maturities was mixed, nudging their yields up. New issue supply was heavy, hitting new record highs during the Period.

Top Contributors to Performance

• The Fund benefited from its overall credit positioning, especially its overweight versus the Bloomberg Municipal Bond 1-3 Year Blend Index (Index) in lower-rated investment grade municipal securities, largely because of the income generated by those holdings.

• Individual bottom-up security selection was broadly positive, highlighted by selection among general obligation bonds and floating rate notes.

• The Fund’s combined duration and yield curve positioning added to relative results. Specifically, the Fund was helped by its longer duration position compared to the Index and by its relative overweight in securities with maturities of four years and more, which are not held by the Index.

• Within sector positioning, the Fund’s underweight in water and sewer credits bolstered relative performance.

Top Detractors from Performance

• The Fund’s sector positioning was broadly negative, with an overweight versus the Index in health care detracting from relative performance.

• Overall, the Fund’s state positioning, led by an overweight in Puerto Rico credits, detracted from relative returns.

• Individual bottom-up security selection among health care and water and sewer credits had a negative impact on performance.

Goldman Sachs Short Duration Tax-Free Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,342	$10,288	$10,538
3/20	$10,497	$10,477	$11,479
3/21	$10,837	$10,784	$11,561
3/22	$10,535	$10,493	$11,081
3/23	$10,650	$10,652	$10,551
3/24	$10,957	$10,868	$10,730
3/25	$11,328	$11,246	$11,254
3/26	$11,739	$11,626	$11,744

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.63%	1.61%	2.04%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	2.04%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Short Duration Tax-Free Fund

Class P

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,181,862,981
# of Portfolio Holdings as of Period End	1,777
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$17,348,943

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Hospital	12.1%
Corporate	8.8%
Airport	6.4%
School District GO	5.7%
Sales Tax	5.6%
University	4.9%
Water/Sewer	4.4%
City/County GO	4.4%
State GO	4.4%
Muni Electric	4.2%
Corporate Elec	3.8%
State Appropriation	3.6%
State Housing	3.4%
Pre-refunded	3.3%
Other	24.5%

Goldman Sachs Short Duration Tax-Free Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38150C309-AR-0326     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2026	2025	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,249,606	$3,871,978	Financial Statement audits.

Audit-Related Fees:

• PwC	$462,000	$460,728	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2026	2025	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,212,960	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended March 31, 2026 and March 31, 2025 were approximately $462,000 and $460,728, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $19.0 million and $20.7 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2025 and 2024 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements March 31, 2026 Goldman Sachs Municipal Funds Goldman Sachs Dynamic Municipal Income Fund Goldman Sachs High Yield Municipal Fund Goldman Sachs Municipal Income Completion Fund Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Municipal Funds

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 97.8%

Alabama - 3.0%

Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A1/A-)
$5,000,000	4.000%		09/15/2033	$4,992,731
Alabama Housing Finance Authority Multifamily Housing RB for Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,175,000	5.000	(a)(b)	02/01/2029	1,215,201
Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa3/AA)
7,000,000	5.000		11/15/2046	7,001,687
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AGM) (A1/AA)
1,000,000	5.250		09/01/2039	1,106,666
2,000,000	5.500		09/01/2045	2,157,183
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
6,500,000	5.250	(a)(b)	07/01/2054	6,931,263
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
4,150,000	5.750	(a)(b)	04/01/2054	4,527,755
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000	5.000		11/15/2029	1,578,429
500,000	5.000		11/15/2035	527,897
1,550,000	5.000		11/15/2036	1,627,572
775,000	5.000		11/15/2037	810,223
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (Ba2/BB+)
4,920,000	5.750		10/01/2049	5,023,208
Jefferson County Alabama Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
2,000,000	5.000		10/01/2039	2,137,105
2,000,000	5.250		10/01/2042	2,145,170
2,500,000	5.250		10/01/2045	2,636,528
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/ BBB+)
27,860,000	5.500		10/01/2053	28,967,895
Limestone County Water and Sewer Authority Water and Sewer RB Series 2024 (Aa3/AA-)
500,000	5.000		12/01/2044	528,350
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	3.875		11/01/2027	98,592
500,000	4.250		11/01/2032	481,627
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
50,000,000	5.000	(a)(b)	06/01/2049	52,633,165
Southeast Energy Authority A Cooperative District Energy Supply RB, Series 2025E (Aa3/NR)
55,600,000	5.000		10/01/2030	58,995,392
Southeast Energy Authority A Cooperative District Energy Supply RB, Series 2025H (A1/NR)
20,000,000	5.000		11/01/2035	20,885,994
Southeast Energy Authority Commodity Supply RB Series 2022A-1 (A1/NR)
6,000,000	5.500	(a)(b)	01/01/2053	6,385,954
Southeast Energy Authority, A Cooperative District Energy Supply RB Series 2025C (Aa1/NR)
23,000,000	5.000	(a)(b)	05/01/2055	24,328,938

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)

The Black Belt Energy Gas District Gas Project RB 2025 Series C (NR/BBB-)
$15,000,000	5.500	%(a)(b)(c)	11/01/2056	$15,860,757
The Black Belt Energy Gas District Gas Project RB 2025 Series F (NR/AA-)
15,225,000	5.000		12/01/2035	16,126,090
The Black Belt Energy Gas District Gas Project RB 2026 Series A (A3/AA+)
13,600,000	5.000		12/01/2034	14,188,390
The Black Belt Energy Gas District Gas Project RB, 2024 Series D (A1/NR)
4,000,000	5.000	(a)(b)	03/01/2055	4,234,367
The Educational Building Authority of The City of Homewood Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
4,500,000	5.500		10/01/2049	4,551,576
The Educational Building Authority of The City of Homewood Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
5,850,000	5.500		10/01/2049	5,917,049
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
8,540,000	3.650	(b)	06/01/2028	8,630,527
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa2/BBB)
12,650,000	5.000		06/01/2054	12,041,387
The Industrial Development Board of The City of Mobile Alabama Pollution Control RB Alabama Power Company Barry Plant Project Series 2008 (A1/A/A-1) (PUTABLE)
3,650,000	2.750	(a)(b)	07/15/2034	3,617,515
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
3,470,000	3.780	(a)(b)	06/01/2034	3,476,398
The Industrial Development Board of The City of Prattville Environmental Improvement Refunding Bonds International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000	3.450	(a)(b)	11/01/2033	1,324,756
The Industrial Development Board of The City of Prattville Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019C (NR/BBB) (PUTABLE)
1,925,000	3.450	(a)(b)	11/01/2033	1,910,228
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000	3.450	(a)(b)	11/01/2033	1,032,019
The Public Educational Building Authority of Jacksonville Higher Educational Facilities RB for JSU Foundation Project Series 2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
3,550,000	5.250		08/01/2049	3,634,467
4,500,000	5.000		08/01/2056	4,470,696
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
9,600,000	3.750	(c)	09/01/2026	9,600,142

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)

Water Works Board of The City of Birmingham Senior Water RB Refunding Series 2016-B (Aa3/NR)
$1,250,000	5.000	%(d)	01/01/2027	$1,273,102

				349,613,991

Alaska - 0.1%
Alaska Industrial Development and Export Authority Power Revenue Refunding Bonds Series 2015 (Baa2/NR)
1,380,000	4.000		01/01/2028	1,379,924
Matanuska-Susitna Borough State of Alaska Lease Revenue Refunding Bonds Series 2025B (Aa3/AA-)
3,745,000	5.000		09/01/2026	3,782,345
5,000,000	5.000		09/01/2027	5,166,246
Northern Tobacco Securitization Corp. Tobacco Settlement Asset Back Bonds Series 2021 (NR/A)
1,750,000	5.000		06/01/2031	1,903,129

				12,231,644

American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
1,000,000	3.720	(c)	09/01/2027	980,339

Arizona - 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
63,425,000	4.160	(a)(e)	01/01/2037	62,337,147
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
470,000	4.500	(c)	07/01/2033	469,752
250,000	5.250	(c)	07/01/2043	250,190
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000	6.500	(c)	11/01/2053	7,827,711
Arizona Industrial Development Authority Arizona Industrial Development Authority (NR/BB+)
1,400,000	4.875	(a)(b)(c)	07/01/2060	1,432,752
Arizona Industrial Development Authority Pinecrest Academy of Northern Nevada Project Education RB Series 2022A (NR/ NR)
1,250,000	4.500	(c)	07/15/2029	1,217,721
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
425,000	3.375		07/01/2041	354,210
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A+)
1,400,000	5.000		11/01/2044	1,418,416
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000	4.000		07/01/2051	860,646
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB+)
375,000	3.000	(c)	12/15/2031	353,795
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
5,915,000	5.125		01/01/2059	5,447,137

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)

Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
$5,948,081	5.125%		01/01/2059	$4,466,587
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2005 (NON-AMT) (Baa2/BBB)
3,350,000	3.800	(a)(b)	12/01/2035	3,388,924
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa2/BBB)
22,045,000	5.000	(a)(b)	09/01/2052	22,395,952
City of Glendale, Arizona Subordinate Excise Tax RR Obligations, Series 2017 (Aa3/AA+)
2,505,000	5.000		07/01/2029	2,578,021
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021 (Aa2/AA-)
1,400,000	4.000		07/01/2035	1,425,848
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,375,000	3.000		07/01/2049	1,005,720
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
3,790,000	3.250		07/01/2049	2,779,917
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000		07/01/2030	7,044,134
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
650,000	3.000	(c)	07/01/2031	613,924
1,275,000	4.000	(c)	07/01/2041	1,130,933
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
325,000	2.100	(b)(c)	07/01/2026	320,599
3,225,000	2.625	(b)(c)	07/01/2031	2,956,473
3,225,000	3.500	(b)(c)	07/01/2044	2,522,956
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
2,500,000	6.750	(c)	11/15/2042	2,689,737
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,051,000	4.000		07/01/2037	4,096,467
Equitable Senior National Charter School Revolving Loan Fund RB for Arizona IDA Series 2023A Social Bonds (NR/A+)
1,675,000	5.000		11/01/2028	1,744,316
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
725,000	3.500		07/01/2029	707,330
376,000	4.100		07/01/2034	366,752
1,090,000	4.750		07/01/2043	1,034,335
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000		05/15/2031	519,711
1,000,000	5.000		05/15/2041	967,435
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,210,000	5.000		11/15/2042	5,220,280
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
380,000	4.000		02/15/2041	339,618
295,000	4.000		02/15/2046	246,743

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)

Maricopa County Arizona Pollution Control Company 4.5% Pollution Control Refunding RB 2012 Series A (Baa2/NR)
$4,175,000	4.500%		08/01/2042	$4,166,170
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000	3.875	(a)(b)	01/01/2038	3,374,360
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
275,000	4.000	(c)	07/01/2030	274,281
600,000	5.000	(c)	07/01/2040	600,455
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
950,000	4.000	(c)	07/01/2051	729,860
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
75,000	5.000	(c)	10/01/2026	74,673
400,000	5.125	(c)	10/01/2030	388,428
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba1/AA-)
200,000	4.000		07/01/2026	200,363
200,000	4.000		07/01/2027	201,794
325,000	4.000		07/01/2028	328,405
250,000	4.000		07/01/2029	253,153
500,000	4.000		07/01/2034	496,669
700,000	5.000		07/01/2039	710,876
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON-AMT) (Baa2/NR)
6,575,000	3.600		02/01/2040	6,024,774
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
270,000	4.750	(c)	05/01/2030	270,336
225,000	5.500	(c)	05/01/2040	225,184
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/ BBB+)
9,130,000	5.000		12/01/2037	9,633,184
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa2/BBB)
2,850,000	4.000	(a)(b)	06/01/2049	2,886,257
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,675,000	5.000	(c)	06/15/2044	1,540,585
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
5,760,000	4.000		07/01/2034	5,584,177

				190,496,173

Arkansas - 0.2%
Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB+)
2,000,000	5.450		09/01/2052	2,015,325

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arkansas – (continued)

Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
	$2,790,000	5.000%		12/01/2047	$2,792,859
	4,630,000	3.200		12/01/2049	3,433,241
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
	315,000	3.000		07/01/2032	248,501
	310,000	3.125		07/01/2036	218,273
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
	4,700,000	3.500		07/01/2038	3,344,927
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
	2,750,000	5.000		06/01/2026	2,751,126
	3,530,000	5.000		06/01/2027	3,540,999
Rogers School District No. 30 of Benton County Arkansas Construction Bonds Arkansas School District Intercept Program (ST AID WITHHLDG) (Aa2/NR)
	4,050,000	4.000		02/01/2034	4,100,094
	3,280,000	4.000		02/01/2037	3,284,412
The Fayetteville Public Facilities Board Retirement Facilities RB Butterfield Trail Village Project Series 2026 (NR/AA)
	500,000	5.000		12/01/2036	535,909
	700,000	5.250		12/01/2046	709,046

					26,974,712

California - 7.2%
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series RB Series 2018D (AMT) (Aa3/AA-)
	4,000,000	5.250		05/01/2048	4,042,772
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (Aa3/AA-)
	4,750,000	5.500		05/01/2055	5,013,377
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (Aa3/NR)
	11,475,000	5.250		05/01/2049	11,922,121
Airport Commission of The City and County of San Francisco San Francisco International Airport Series 2016B (Aa3/AA-)
	10,000,000	5.000		05/01/2041	10,003,242
	5,000,000	5.000		05/01/2046	5,000,123
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (Aa3/NR)
	12,500,000	5.750		05/01/2048	13,349,943
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
	1,000,000	0.000	(f)	08/01/2037	661,443
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.30%)
	12,750,000	2.720	(a)(e)	04/01/2056	12,666,324
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.41%)
	8,450,000	2.830	(a)(e)	04/01/2056	8,340,471

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
$345,000	3.000%		09/01/2036	$317,566
360,000	3.000		09/01/2037	326,692
370,000	3.000		09/01/2038	328,052
380,000	3.000		09/01/2039	329,887
1,160,000	5.000		09/01/2044	1,168,132
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000	4.000		07/01/2054	3,622,918
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,125,000	4.375		07/01/2049	4,756,950
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000	5.000	(a)(b)	02/01/2054	8,460,209
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
16,990,000	4.000	(a)(b)	05/01/2053	17,197,132
California Community Choice Financing Authority Clean Energy Project RB Series 2024E (Green Bonds) (A1/NR)
3,375,000	5.000	(a)(b)	02/01/2055	3,572,238
California Community Choice Financing Authority Clean Energy Project RB Series 2026A-1 (A1/NR)
20,000,000	5.000	(a)(b)	04/01/2056	21,141,992
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
4,250,000	5.000	(a)(b)	02/01/2055	4,568,006
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
265,000	5.000		06/01/2050	241,397
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/ BBB+)
950,000	4.000		06/01/2049	814,665
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/ BBB+)
335,000	5.000		06/01/2049	327,293
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
2,375,000	0.000	(f)	06/01/2055	454,558
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
12,130,000	0.000	(f)	06/01/2055	2,212,460
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
45,220,000	0.000	(f)	06/01/2055	4,922,514
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250		04/01/2040	6,035,880
California Educational Facilities Authority RB Stanford University, Series U-7 (Aaa/AAA)
3,750,000	5.000		06/01/2046	4,255,413

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
$600,000	5.000%		08/01/2045	$606,094
California Enterprise Development Authority Student Housing RR Bonds for Provident Group - Pomona Properties L.L.C. Project Series 2024A (Baa3/NR)
1,000,000	5.000		01/15/2045	1,012,390
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
20,000,000	5.000		12/01/2028	20,948,950
1,130,000	5.250		12/01/2040	1,214,113
3,130,000	5.250		12/01/2041	3,325,589
2,000,000	5.250		12/01/2043	2,101,224
2,750,000	5.250		12/01/2044	2,864,758
California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
7,080,000	5.000		12/01/2036	7,644,454
1,000,000	5.250		12/01/2042	1,055,913
California Health Facilities Financing Authority RB Cedars-Sinai Health System Series 2021A (Aa3/AA-)
11,675,000	4.000		08/15/2048	10,746,103
California Health Facilities Financing Authority RB Children’S Hospital of Orange County Series 2024B (NR/AA)
7,300,000	5.000	(a)(b)	11/01/2054	8,140,584
California Health Facilities Financing Authority RB for Children’s Hospital at Los Angeles Series 2017 A (Ba2/NR)
5,800,000	5.000		08/15/2047	5,509,383
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital at Stanford 2016 Series B (A1/A+)
10,760,000	5.000		08/15/2055	10,780,794
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000		11/15/2028	389,893
350,000	5.000		11/15/2029	363,373
565,000	5.000		11/15/2030	585,530
10,000	5.000		11/15/2042	10,154
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A3/A)
6,970,000	5.000		10/01/2044	6,974,070
California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
2,200,000	5.000	(a)(b)	11/15/2061	2,421,150
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
5,300,000	4.000		05/15/2046	4,953,208
2,250,000	4.000		05/15/2051	2,035,973
California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
13,585,000	3.250		08/01/2029	13,719,125
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000	1.200	(a)(b)	12/01/2050	4,266,096
California Infrastructure & Economic Development Bank RB Series B (A3/A-)
525,000	4.000		05/01/2039	527,186

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Infrastructure and Economic Development Bank Clean Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
$4,800,000	5.000%		10/01/2036	$4,894,760
California Municipal Finance Authority Multifamily Housing RB for View at San Bruno 2024 Series A-1 (Aa1/NR)
4,395,000	5.000	(a)(b)	06/01/2056	4,613,010
California Municipal Finance Authority Municipal Certificates, Series 2025-1 Class A-1 (NR/AA-)
8,915,916	3.242	(e)	02/20/2041	8,147,151
California Municipal Finance Authority RB for California Lutheran University Series 2018 (Baa2/NR)
240,000	5.000		10/01/2033	246,475
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (Baa1/BBB+)
1,300,000	5.000		02/01/2034	1,312,118
325,000	5.000		02/01/2042	326,430
1,575,000	5.000		02/01/2047	1,576,813
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,830,000	4.000		07/01/2041	1,617,869
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa2/NR)
350,000	5.000		10/01/2027	358,871
225,000	5.000		10/01/2029	233,494
125,000	5.000		10/01/2030	129,391
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
1,125,000	5.000	(c)	10/01/2039	1,125,693
1,035,000	5.000	(c)	10/01/2049	955,605
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NONR)
4,225,000	5.000		07/01/2047	4,182,437
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
2,570,000	5.000		12/31/2026	2,598,238
2,005,000	5.000		06/30/2027	2,041,292
3,005,000	5.000		12/31/2027	3,077,400
11,725,000	5.000		12/31/2043	11,844,532
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (A2/NR)
3,500,000	4.000		12/31/2047	3,068,302
California Municipal Finance Authority Solid Waste Disposal RB for Republic Services, Inc. Project Series 2024A (NR/A-/A-2)
6,750,000	3.875	(a)(b)	03/01/2054	6,703,453
California Municipal Finance Authority Solid Waste Disposal RB Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
3,150,000	3.375	(a)(b)	09/01/2050	3,128,090
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/ BB+)
6,425,000	4.000		07/15/2029	6,446,068
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,625,000	3.700	(a)(b)	08/01/2040	1,649,750
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
4,205,000	4.300		07/01/2040	4,208,125

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa2/NR)
$19,840,000	5.000	%(c)	07/01/2037	$19,868,373
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa2/NR)
2,725,000	5.000	(c)	07/01/2034	2,944,400
420,000	5.000	(c)	07/01/2035	451,756
2,605,000	5.000	(c)	07/01/2036	2,783,490
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa2/NR)
1,440,000	5.000	(c)	11/21/2045	1,440,089
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa2/NR)
2,500,000	5.000	(c)	11/21/2045	2,534,167
California Public Finance Authority Health Care Facilities RB Series 2025A (Baa1/NR)
650,000	5.000		11/01/2054	650,253
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,055,000	5.000	(c)	06/15/2040	1,044,564
California School Finance Authority Charter School Grant Anticipation Notes Magnolia Public Schools, Series 2025 (NR/ NR)
6,500,000	4.400	(c)	12/01/2026	6,515,091
California School Finance Authority Charter School RB Classical Academies Project Series 2020A (NR/BBB-)
125,000	3.000	(c)	10/01/2030	120,449
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/ BB-)
760,000	6.250	(c)	04/01/2052	754,288
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/ BBB-)
1,100,000	5.000	(c)	10/01/2042	1,111,196
California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000	4.000	(c)	10/01/2046	383,623
California School Finance Authority Charter School RB for Envision Education – Obligated Group Series 2024A (NR/ BB+)
665,000	5.000	(c)	06/01/2044	637,429
750,000	5.000	(c)	06/01/2054	666,329
California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,000,000	5.000	(c)	07/01/2039	2,051,691
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000	5.250	(c)	07/01/2052	926,796
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
1,000,000	6.250	(c)	06/01/2042	1,041,691

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California School Finance Authority Charter School RB Orange County Educational Arts Academy Project Series 2023A (NR/ NR)
$545,000	5.000	%(c)	06/01/2033	$555,438
California School Finance Authority Charter School RB Orange Springs Obligated Group Series 2026A (NR/BB+)
1,775,000	5.375	(c)(g)	07/01/2046	1,707,262
California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 Social Bonds (NR/BB)
615,000	5.000	(c)	08/01/2033	633,125
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
750,000	4.750	(c)	06/01/2044	726,067
650,000	5.000	(c)	06/01/2054	600,292
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)
1,000,000	3.000	(c)	10/01/2031	952,780
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
1,280,000	4.000	(c)	07/01/2030	1,273,199
1,975,000	5.000	(c)	07/01/2040	1,954,642
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
435,000	5.000	(c)	06/01/2041	415,375
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)
200,000	4.875	(c)	06/01/2027	169,109
California School Finance Authority RB Refunding Series 2016 (NR/BBB-)
525,000	5.000	(c)	08/01/2046	501,979
California School Finance Authority School Facility Refunding RB Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
860,000	5.000	(c)	07/01/2033	891,431
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000		08/01/2046	1,253,599
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000	7.250	(c)	09/01/2050	1,397,182
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/ NR)
405,000	5.000		09/01/2049	406,387
500,000	5.000		09/01/2054	496,364
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
2,630,000	5.000		09/02/2033	2,710,713
2,370,000	5.000		09/02/2038	2,422,471
350,000	5.000		09/02/2043	353,940
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
2,319,000	5.000		09/02/2029	2,393,489

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/A-)
$1,500,000	5.000%		09/02/2034	$1,571,797
California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
3,150,000	4.500		11/01/2033	3,245,387
California Statewide Communities Development Authority RB Adventist Health System West Series 2015A (NR/BBB+)
8,120,000	5.000		03/01/2045	8,121,126
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/ NR)
450,000	3.000	(c)	06/01/2029	439,487
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/ BB+)
2,975,000	5.250		12/01/2044	2,978,784
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/ BB+)
3,500,000	5.000	(c)	12/01/2046	3,500,130
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/ BBB)
300,000	5.000		08/01/2029	308,772
315,000	5.000		08/01/2030	323,781
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
700,000	5.000	(c)	07/01/2029	712,278
California Statewide Communities Development Authority RB Loma Linda University Medical Center, Series 2016A (NR/ BB+)
6,925,000	5.000	(c)	12/01/2036	6,935,443
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
455,000	4.000		04/01/2034	456,222
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000		04/01/2037	2,933,674
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB+)
9,510,000	5.500		12/01/2054	9,522,925
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB+)
1,725,000	5.000	(c)	12/01/2031	1,728,845
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,250,000	5.000		09/02/2040	1,284,535
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
790,000	4.000		09/02/2029	798,372

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
$450,000		5.125%		09/01/2042	$465,325
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,785,000		5.000		09/02/2048	1,793,378
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
1,040,000		5.000		09/02/2048	1,044,388
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/ NR)
7,950,000		5.000		05/15/2042	7,993,813
6,550,000		5.000		05/15/2047	6,556,852
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
1,175,000		5.000		05/15/2040	1,175,957
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/BBB+)
3,990,000		1.750		09/01/2029	3,747,019
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
22,510,000		0.000	(f)	06/01/2046	3,697,833
CFD No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000		5.000		09/01/2048	1,005,409
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR	)
250,000		4.000		09/01/2028	252,521
165,000		3.000		09/01/2037	140,997
170,000		3.000		09/01/2038	141,465
175,000		3.000		09/01/2039	141,454
180,000		3.000		09/01/2040	142,166
620,000		3.125		09/01/2044	465,703
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000		0.000	(f)	06/01/2034	2,672,006
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000		4.000		09/01/2042	546,061
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/ NR)
40,000		4.000	(c)	09/01/2026	40,126
150,000		4.000	(c)	09/01/2031	151,866
700,000		4.000	(c)	09/01/2036	690,720
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
575,000		5.000		09/01/2048	578,065
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax Bonds (NR/NR)
745,000		5.000		09/01/2048	750,873

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
$1,125,000	4.000%	09/01/2029	$1,142,327
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,000,000	5.250	09/01/2042	2,089,839
2,000,000	5.375	09/01/2047	2,062,910
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
760,000	5.000	09/01/2035	793,594
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
3,000,000	5.000	05/15/2026	3,008,501
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
1,650,000	4.000	05/15/2049	1,457,243
City of Los Angeles Department of Airports International Airport Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000	5.000	05/15/2039	1,029,874
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
5,000,000	5.000	05/15/2035	5,475,947
600,000	5.000	05/15/2036	650,848
1,255,000	5.000	05/15/2038	1,341,309
3,000,000	5.250	05/15/2048	3,109,195
City of Los Angeles Department of Airports International Airport Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000	5.000	05/15/2026	1,504,251
City of Los Angeles Wastewater System RB Series 2010-B (Aa3/ AA)
1,000,000	5.813	06/01/2040	1,048,918
City of Los Angeles, LAX Subordinate RB 2022 Series A (Aa3/ AA-)
9,155,000	4.000	05/15/2038	9,081,128
City of Newport Beach Assessment District No. 124 Limited Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000	4.125	09/02/2038	620,967
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
250,000	4.000	09/01/2026	250,788
150,000	3.000	09/01/2038	126,475
160,000	3.000	09/01/2039	131,275
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000	5.000	04/01/2027	1,126,250
1,000,000	5.000	04/01/2029	770,000
1,250,000	5.000	04/01/2030	937,500
1,500,000	5.000	04/01/2031	1,110,000
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
515,000	3.000	09/01/2031	482,928
City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
1,780,000	4.000	09/01/2029	1,783,291
500,000	4.000	09/01/2030	500,663
City of Roseville CA ST Series 2019 (NR/NR)
275,000	5.000	09/01/2026	277,109
210,000	5.000	09/01/2027	215,204
160,000	5.000	09/01/2028	165,858
170,000	5.000	09/01/2029	176,182

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Roseville CA ST Series 2019 (NR/NR) – (continued)
$110,000	5.000%		09/01/2030	$113,940
City of Roseville Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/ NR)
575,000	5.000		09/01/2038	601,954
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
275,000	3.000		09/01/2029	269,451
815,000	5.000		09/01/2034	839,915
445,000	5.000		09/01/2039	454,729
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
400,000	4.000		09/01/2040	386,133
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
95,000	4.000		09/01/2026	95,319
65,000	5.000		09/01/2030	68,279
190,000	4.000		09/01/2032	192,620
225,000	4.000		09/01/2034	226,515
265,000	4.000		09/01/2036	265,123
305,000	4.000		09/01/2038	298,573
330,000	4.000		09/01/2040	316,847
City of Roseville, California Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
500,000	5.000		09/01/2043	510,902
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
300,000	4.000	(c)	09/01/2028	301,101
City of San Francisco Airport Commission International Airport RB Series 2022A (Aa3/NR)
2,525,000	5.000		05/01/2052	2,537,844
City of San Francisco Airport Commission International Airport Revenue Refunding Bonds Series 2023A (Aa3/NR)
12,400,000	5.000		05/01/2038	13,291,334
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (Aa3/AA-)
4,650,000	5.000		05/01/2048	4,729,524
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (Aa3/AA-)
26,310,000	5.000		05/01/2049	26,372,002
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,000,000	5.000		09/01/2040	1,018,768
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
330,000	2.250		09/01/2026	327,720
350,000	2.375		09/01/2028	337,463
380,000	2.750		09/01/2031	356,084
405,000	3.000		09/01/2033	373,075
415,000	3.000		09/01/2034	376,199
270,000	3.000		09/01/2035	240,383
900,000	3.125		09/01/2037	788,806
740,000	3.125		09/01/2039	618,217
810,000	3.250		09/01/2041	655,541

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
$95,000	3.125%		09/01/2037	$85,000
700,000	3.250		09/01/2041	574,837
555,000	3.500		09/01/2049	420,546
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/ AA)
275,000	3.125		08/01/2035	264,977
Community Facilities District of the Menifee Union School District Improvement Area Special Tax Bonds (NR/NR)
850,000	5.000		09/01/2042	876,429
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000		09/01/2034	458,568
725,000	5.000		09/01/2039	733,121
County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
2,250,000	5.000		09/01/2047	2,278,371
County of Sacramento Airport System Senior RB, Series 2025A (AMT) (A2/A+)
1,000,000	5.000		07/01/2038	1,089,069
County of Sacramento RB Refunding for Airport System Series 2018 C (A2/A+)
745,000	5.000		07/01/2039	760,163
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
2,250,000	3.600	(c)	05/01/2047	1,859,171
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate RB 2021 Series D (Aa3/AA-)
5,000,000	4.000		05/15/2040	4,893,208
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
2,850,000	5.000		05/15/2037	3,015,624
Department of Airports of The City of Los Angeles, California Los Angeles International Airport Subordinate RB 2018 Series D (AMT) (Aa3/AA-)
5,815,000	5.000		05/15/2031	6,144,265
Department of Water and Power of The City of Los Angeles Power System RB 2022 Series B (Aa3/NR)
1,100,000	5.000		07/01/2052	1,118,831
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa3/NR)
10,600,000	5.000		07/01/2028	10,976,579
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series B (Aa3/NR)
7,500,000	5.000		07/01/2034	8,410,331
Department of Water and Power of The City of Los Angeles Water System RB 2017 Series A (Aa3/AA-)
1,000,000	5.000		07/01/2044	1,006,587
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series A (Aa3/AA-)
2,185,000	5.000		07/01/2043	2,222,829
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
7,020,000	5.000		09/01/2047	7,040,738

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
$390,000	3.125%		09/01/2044	$291,186
1,600,000	3.125		09/01/2049	1,100,413
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A3/A)
3,255,000	4.000		01/15/2046	3,089,179
El Camino Community College District Election of 2012 GO Bonds Series 2024E (Aa1/NR)
1,025,000	4.000		08/01/2042	1,043,390
610,000	4.000		08/01/2043	616,768
Elk Grove Finance Authority California Special Tax RB Series 2024 (NR/NR)
800,000	5.000		09/01/2039	830,926
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A+)
1,750,000	5.000		11/01/2054	1,754,312
Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
400,000	5.000		09/01/2049	400,140
360,000	5.000		09/01/2053	357,138
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000		09/01/2046	373,212
500,000	4.000		09/01/2050	428,754
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A3/A)
1,300,000	3.950	(b)	01/15/2053	1,131,918
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
9,390,000	3.850		06/01/2050	8,580,337
Hayward Unified School District Election of 2014 GO Bonds Series 2017 (AGM) (NR/AA)
8,000,000	4.000		08/01/2042	7,783,390
Improvement Area 3 of The City of Stockton Community Facilities District No. 2018-2 Westlake Villages Ii Special Tax Bonds Series 2024 (NR/NR)
625,000	5.000		09/01/2054	601,306
Improvement Area B of The City of Fillmore CFD No. 5, California Heritage Valley Parks Special Tax Bonds, 2023 Series (NR/NR)
2,370,000	5.000		09/01/2048	2,387,215
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/ CCC)
10,250,000	0.000	(f)	06/01/2036	5,005,683
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (NR/A-)
660,000	3.678		06/01/2038	642,270
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
3,280,000	5.000		03/01/2057	3,232,795
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
175,000	4.000		09/01/2026	175,581

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
$775,000	5.000%		09/01/2043	$776,662
2,500,000	5.000		09/01/2048	2,440,166
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500		09/01/2035	2,994,163
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000	3.000		08/01/2046	2,572,513
Los Angeles Community College District Los Angeles County California 2020 GO Refunding Bonds (NR/A)
1,000,000	5.000		07/01/2038	1,038,359
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
1,825,000	3.000		12/01/2050	1,349,704
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (Aa2/AA)
1,335,000	5.000		05/15/2034	1,378,966
Los Angeles Unified School District County of Los Angeles California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,710,000	5.000		07/01/2027	3,837,792
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa2/AA)
2,000,000	0.000	(f)	08/01/2037	1,308,250
4,500,000	0.000	(f)	08/01/2038	2,796,504
4,500,000	0.000	(f)	08/01/2039	2,654,025
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000	0.000	(f)	08/01/2026	1,193,426
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa2/NR)
2,510,000	0.000	(f)	08/01/2035	1,843,457
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500		11/01/2039	2,074,031
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,300,000	6.125		11/01/2029	2,411,217
2,000,000	6.500		11/01/2039	2,370,321
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-) (3M USD SOFR + 0.72%)
1,865,000	3.348	(e)	07/01/2027	1,863,294
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000	0.000	(f)	08/01/2031	1,743,060
4,150,000	0.000	(f)	08/01/2032	3,212,877
3,550,000	0.000	(f)	08/01/2033	2,617,380
6,450,000	7.000		08/01/2038	7,047,752
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
3,250,000	4.000		08/01/2052	2,900,332
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
1,970,000	5.000		09/01/2042	1,996,108

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
$900,000	4.000%		09/01/2041	$811,732
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000		09/01/2027	196,614
205,000	4.000		09/01/2028	207,637
210,000	4.000		09/01/2029	213,228
220,000	4.000		09/01/2030	223,516
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
1,075,000	5.000		09/01/2026	1,084,992
1,000,000	5.000		09/01/2027	1,028,849
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000	5.000		09/01/2031	103,554
185,000	5.000		09/01/2032	191,513
165,000	5.000		09/01/2033	170,708
175,000	4.000		09/01/2034	176,207
150,000	4.000		09/01/2035	150,329
125,000	3.000		09/01/2036	109,791
470,000	5.000		09/01/2039	481,776
250,000	3.250		09/01/2041	203,190
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500		09/01/2037	682,938
725,000	4.000		09/01/2041	679,270
1,000,000	4.000		09/01/2050	858,768
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.55%)
21,265,000	3.182	(e)	06/01/2034	20,797,023
San Diego County Regional Airport Authority Subordinate Airport RB, Series 2019B (Private Activity/Amt) (NR/A)
1,540,000	5.000		07/01/2036	1,600,631
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
2,850,000	4.000		07/01/2039	2,783,412
13,810,000	4.000		07/01/2046	12,692,579
4,620,000	5.000		07/01/2046	4,700,904
San Diego Unified School District 2012 GO Refunding Bonds Series R-2 (Aa2/AA-)
4,700,000	0.000	(h)	07/01/2041	4,885,141
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)
5,000,000	0.000	(f)	07/01/2039	3,001,572
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (Aa3/AA-)
1,300,000	5.000		05/01/2027	1,328,240
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
1,000,000	5.000		08/01/2033	1,006,332
Santa Clara County Financing Authority Lease RB Capital Facilities 2026 Series A (NR/AA+)
4,650,000	4.000		11/01/2053	4,258,997

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds Series 2025A (AGM) (NR/AA)
$250,000	5.000%		12/01/2039	$282,406
1,000,000	5.000		12/01/2040	1,122,378
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-2 (Aa3/NR)
21,710,000	5.000	(a)(b)	07/01/2053	22,782,752
State of California Various Purpose GO Bonds (Aa2/AA-)
4,800,000	7.500		04/01/2034	5,514,344
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
130,000	5.000		06/01/2026	130,424
920,000	5.000		06/01/2028	961,379
1,000,000	5.000		06/01/2029	1,062,981
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,000,000	5.000		06/01/2034	1,062,239
1,000,000	5.000		06/01/2036	1,056,338
1,000,000	5.000		06/01/2039	1,046,308
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BB+)
2,020,000	5.000		06/01/2048	1,947,499
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
7,975,000	0.000	(f)	06/01/2054	1,420,539
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
430,000	2.375		09/02/2041	296,696
945,000	2.500		09/02/2046	602,861
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (Tax-Exempt) (NR/NR)
1,000,000	5.000		10/01/2032	1,040,924
1,000,000	5.000		10/01/2045	1,004,447
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
660,000	5.000		10/01/2029	691,617
555,000	5.000		10/01/2030	580,953
140,000	5.000		10/01/2031	146,154
1,000,000	5.000		10/01/2033	1,037,426
700,000	5.000		10/01/2035	721,251
500,000	5.000		10/01/2036	513,189
880,000	5.000		10/01/2038	897,047
630,000	5.000		10/01/2039	640,273
1,100,000	5.000		10/01/2040	1,115,450
950,000	5.000		10/01/2049	947,050
Washington Township Health Care District RB 2023 Series A (Baa3/NR)
825,000	5.750		07/01/2053	847,421
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
300,000	5.000		09/01/2039	314,099

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR) – (continued)
$825,000	4.375%		09/01/2044	$785,236

				852,642,693

Colorado – 3.1%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000	5.250	(d)	12/01/2026	330,559
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,400,000	4.700		12/01/2047	1,286,348
Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
1,875,000	4.000		12/01/2046	1,729,263
1,250,000	5.000		12/01/2049	1,275,241
1,540,000	4.250		12/01/2054	1,384,662
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,855,000	6.750	(c)	12/01/2049	1,901,862
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000	5.000	(d)	03/01/2028	10,003,103
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000	4.000		12/01/2049	16,342,493
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000		12/01/2035	531,586
1,030,000	5.000		12/01/2040	1,035,743
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,120,000	5.000	(c)	12/01/2040	1,120,415
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250		12/01/2038	1,001,631
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA)
1,000,000	6.000		12/15/2029	1,056,890
3,240,000	6.000		12/15/2030	3,419,845
City and County of Denver, Colorado, Airport System Subordinate RB Series 2018A (AMT) (A1/A+)
1,000,000	5.000		12/01/2043	1,017,538
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
2,875,000	5.000		11/15/2041	3,007,406
915,000	5.000		11/15/2047	926,758
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
11,000,000	5.250		12/01/2043	11,289,380
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
5,580,000	5.000		11/15/2053	5,584,497

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
$5,450,000	5.000%		11/15/2027	$5,637,894
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB, Series 2024A (AGM) (Aa3/AA)
1,000,000	5.000		12/01/2042	1,084,073
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AGM) (Aa3/AA)
4,000,000	5.500		12/01/2054	4,229,697
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
900,000	4.000		10/01/2056	678,743
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000		05/01/2036	144,788
150,000	4.000		05/01/2041	134,056
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/ NR)
300,000	5.000	(c)	02/01/2034	302,140
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
700,000	5.000	(c)	10/01/2029	710,378
2,500,000	5.000	(c)	10/01/2039	2,505,236
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
185,000	4.000		11/01/2029	184,702
400,000	5.000		11/01/2039	400,011
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
750,000	5.000		09/01/2052	705,084
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (Baa3/NR)
790,000	5.000		11/01/2049	742,867
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
3,560,000	5.500	(c)	04/01/2044	3,543,964
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,040,000	6.000		07/01/2036	2,927,179
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
1,925,000	6.000		07/01/2031	1,877,677
Colorado Health Facilities Authority Hospital RB for Parkview Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000	5.000	(d)	09/01/2026	18,495,420
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
1,415,000	5.000		08/01/2026	1,425,269
1,575,000	5.000		08/01/2027	1,619,942
5,000,000	5.000		08/01/2036	5,192,073
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
3,000,000	5.000		08/01/2037	3,103,064

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
$6,400,000	5.500%		11/01/2047	$6,686,397
8,000,000	5.250		11/01/2052	8,140,690
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
9,780,000	5.000		12/01/2039	10,439,141
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000	4.000	(d)	09/01/2030	1,894,805
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543	5.000	(b)	07/01/2057	15,841,008
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/ AA)
3,900,000	4.000		11/15/2043	3,687,142
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
1,125,000	5.000		08/01/2035	1,172,687
6,010,000	4.000		08/01/2044	5,462,348
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
345,000	5.000		08/01/2035	359,624
4,065,000	5.000		08/01/2038	4,190,747
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/ NR)
1,150,000	5.000	(d)	06/01/2027	1,181,479
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000		11/01/2039	1,679,675
12,310,000	5.000		11/01/2039	12,714,205
6,105,000	5.000		11/01/2044	6,203,826
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000	4.000		08/01/2049	3,010,154
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2019A SCL Health System (Aa1/AA+)
4,000,000	4.000		01/01/2037	4,002,010
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2025A (NR/NR)
1,400,000	5.250		05/15/2048	1,414,537
Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
5,450,000	3.500	(a)(b)	11/01/2043	5,452,603
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000	5.000	(d)	03/01/2028	8,589,791
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250		12/01/2051	685,252
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
2,982,000	4.000		12/01/2029	2,945,345
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
874,000	5.000		12/01/2039	855,362

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
CSU Strata Student Housing RB Series 2025A (NR/BB+)
$3,575,000	5.375	%(c)	03/01/2055	$3,471,369
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/ BB+)
32,360,000	5.000		10/01/2032	32,384,458
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,505,000	5.000	(c)	12/01/2027	5,659,001
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (Baa2/ BBB-)
1,460,000	5.000		12/01/2033	1,469,235
Denver Convention Center Hotel Authority Convention Center Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000	5.000		12/01/2035	2,381,842
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000		12/01/2030	645,124
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
300,000	5.000		12/01/2031	302,255
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000		12/01/2032	438,881
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
1,000,000	5.000	(c)	12/01/2034	1,017,814
1,675,000	4.000	(c)	12/01/2035	1,616,813
2,000,000	4.000	(c)	12/01/2036	1,907,408
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000	5.000		12/01/2030	126,376
Denver Health and Hospital Authority Colorado Healthcare RB Series 2019A (NR/BBB)
2,255,000	5.000		12/01/2031	2,365,213
475,000	5.000		12/01/2032	495,960
1,360,000	5.000		12/01/2033	1,415,642
Denver International Business Center Metropolitan District No. 1 in The City and County of Denver, Colorado GO Bonds Series 2019A (NR/BBB-)
300,000	3.750		12/01/2039	261,475
350,000	4.000		12/01/2048	291,557
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)
3,955,000	5.250	(c)	12/01/2039	3,964,213
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A1/AA)
1,500,000	0.000	(f)	09/01/2035	1,106,434
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000	0.000	(f)	09/01/2040	3,402,602
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,800,000	5.550	(c)	12/01/2047	2,832,298
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000	3.750		12/01/2034	514,366
Hawkview Metropolitan District In The City of Lone Tree Douglas County Colorado Special Improvement District Special Assessment RB Series 2025 (NR/NR)
3,375,000	5.625		12/01/2045	3,381,390

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/ NR)
$648,000	4.000%		12/01/2031	$603,003
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/ NR)
725,000	5.000		12/01/2041	711,626
Independence Water & Sanitation District Special Revenue Refunding and Improvement Bonds Series 2024 (NR/NR)
3,458,000	5.125		12/01/2033	3,554,914
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
8,759,000	4.250		12/01/2046	8,446,982
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,168,000	5.750		12/01/2050	1,174,507
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,105,000	6.500		12/01/2042	1,148,457
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500		12/01/2041	2,452,666
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/ NR)
2,450,000	7.000		12/01/2052	2,495,914
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
315,000	4.000		12/01/2026	316,315
205,000	4.000		12/01/2030	207,470
225,000	4.000		12/01/2032	226,123
Park Creek Metropolitan District Senior Limited Property Tax Supported RB Tax-Exempt Series 2016A (NATL) (NR/NR)
2,080,000	5.000		12/01/2036	2,100,924
Poudre Heights Valley Metropolitan District In The Town of Windsor Weld County Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
975,000	5.500	(c)	12/01/2054	906,734
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported Primary Improvements RB Series 2024A (NR/NR)
1,125,000	5.875		12/15/2046	1,177,323
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A1/A-)
1,725,000	6.250		11/15/2028	1,804,577
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/ NR)
1,250,000	4.000		12/01/2036	1,180,220
2,000,000	4.000		12/01/2041	1,781,885
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
879,000	5.000		12/01/2049	808,907
Redlands 360 Metropolitan District No. 2 in The City of Grand Junction Colorado Special Improvement District No. 1 Special Assessment RB Series 2025 (NR/NR)
2,500,000	6.250		12/01/2045	2,511,370
Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
400,000	5.000		07/15/2029	420,514
500,000	5.000		01/15/2030	528,652
350,000	5.000		07/15/2030	371,953

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
$500,000	5.000%		07/15/2027	$509,982
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000		12/01/2039	2,855,282
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
2,065,000	5.000	(c)	12/01/2040	2,067,600
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Ba2/AA)
375,000	4.000		12/01/2032	380,891
220,000	4.000		12/01/2034	221,807
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	405,647
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
1,000,000	5.000		12/01/2037	1,003,780
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
115,000	5.000		12/01/2037	115,435
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
325,000	5.000		12/01/2047	317,164
Stc Metropolitan District No. 2 In The Town of Superior Boulder County Colorado Limited Tax GO and Special Revenue Refunding First Lien Bonds, Series 2025A-1 (AGM) (NR/AA)
2,350,000	5.000		12/01/2031	2,577,856
2,570,000	5.000		12/01/2032	2,812,496
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
350,000	5.000		12/01/2032	360,180
The Lakes at Centerra Metropolitan District No.2 in The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
5,300,000	4.500		12/01/2054	4,856,736
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
655,000	4.150		12/01/2030	652,639
Trails at Crowfoot Metropolitan District No. 3 in The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
1,575,000	4.000		12/01/2044	1,448,831
4,750,000	4.250		12/01/2054	4,123,381
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000		12/01/2026	197,695
205,000	5.000		12/01/2027	211,747
210,000	5.000		12/01/2028	220,398
210,000	5.000		12/01/2029	223,609
215,000	5.000		12/01/2030	229,189
230,000	5.000		12/01/2031	244,541
250,000	5.000		12/01/2032	264,836
255,000	5.000		12/01/2033	269,118
285,000	5.000		12/01/2034	299,776
100,000	5.000		12/01/2035	104,730

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)

Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
$135,000	5.000%		12/15/2026	$136,971
125,000	5.000		12/15/2028	127,626
125,000	5.000		12/15/2029	127,627
125,000	5.000		12/15/2030	127,623
135,000	5.000		12/15/2031	137,833
160,000	5.000		12/15/2032	163,339
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
232,000	4.375		12/01/2044	229,582
Water Valley Metropolitan District No. 3 Limited Tax GO Bonds Series 2024A (NR/NR)
1,200,000	5.250		12/01/2054	1,162,806
Weld County School District No. Re-4 In Weld County, Colorado GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250		12/01/2041	6,985,347
West Meadow Metropolitan District Town of Fraser, Grand County, Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000	6.000	(c)	12/01/2038	1,034,428
Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
700,000	4.500		12/01/2053	642,667

				370,732,262

Connecticut – 0.8%
City of Ansonia Connecticut Certificates of Participation Series 2024 (NR/A+)
2,395,000	4.750		12/01/2045	2,435,560
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000	5.000		08/01/2027	838,256
1,615,000	5.000		08/01/2028	1,692,909
900,000	5.500		08/01/2029	953,510
725,000	5.500		08/01/2031	766,367
500,000	5.500		08/01/2032	527,928
405,000	5.500		08/01/2033	426,646
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A1/AA)
1,050,000	5.000		02/01/2028	1,092,603
City of New Haven GO Refunding Bonds Series B (AGM) (A1/AA)
450,000	5.000		02/01/2030	484,054
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
7,395,000	3.850	(a)(b)	11/15/2064	7,399,162
Connecticut State GO Bonds Series 2018 C (Aa2/AA-)
825,000	5.000		06/15/2028	869,313
Connecticut State GO Refunding Bonds Series 2017 B (Aa2/AA-)
5,000,000	5.000		04/15/2028	5,250,025
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
200,000	5.000	(c)	01/01/2030	201,200
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/ BB+)
575,000	5.000		07/01/2026	576,025
440,000	5.000		07/01/2027	444,095

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)

Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BB+) – (continued)
$610,000	5.000%		07/01/2028	$619,898
485,000	5.000		07/01/2029	494,866
2,620,000	5.000		07/01/2030	2,661,608
645,000	5.000		07/01/2031	654,141
575,000	5.000		07/01/2032	581,587
475,000	5.000		07/01/2033	478,523
450,000	5.000		07/01/2034	452,527
890,000	4.000		07/01/2039	782,954
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
3,585,000	4.750	(c)	10/01/2048	3,362,906
Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aa1/NR)
4,000,000	3.050	(a)(b)	09/01/2058	4,004,284
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
3,575,000	7.000	(c)	02/01/2045	3,604,936
South Central Connecticut Regional Water Authority Water System RB Thirty-Sixth Series A-1 (Aa3/AA-)
265,000	4.000		08/01/2038	266,679
State of Connecticut GO Bonds 2020 Series A (Aa2/AA-)
5,000,000	4.000		01/15/2036	5,104,953
State of Connecticut GO Bonds Series 2018 (Aa2/AA-)
1,770,000	5.000		06/15/2027	1,822,213
755,000	5.000		06/15/2029	793,999
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
3,000,000	3.000		11/15/2042	2,566,900
1,600,000	3.000		11/15/2043	1,344,817
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa2/AA-)
135,000	5.000		04/15/2028	141,751
1,000,000	5.000		04/15/2035	1,054,093
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000	5.375		07/01/2052	2,078,869
State of Connecticut Health and Educational Facilities Authority RB Yale University Issue Series 2013A (Aaa/AAA/A-1+)
20,390,000	2.300	(a)(b)	07/01/2042	20,390,000
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
2,400,000	5.000		07/01/2044	2,324,558
State of Connecticut State Revolving Fund General RB (Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000	5.000		05/01/2032	4,039,973
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
480,000	4.000	(c)	04/01/2036	476,760
400,000	4.000	(c)	04/01/2041	379,876
The Housing Authority of The City of Stamford RB Mozaic Concierge Living Project Entrance Fee Principal Redemption Bondssm Series 2025D (NR/NR)
10,000,000	4.250		10/01/2030	10,076,502
West Haven GO Bonds Series 2017 A (Baa2/A-)
325,000	5.000		11/01/2026	328,845
325,000	5.000		11/01/2027	335,184

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)
West Haven GO Bonds Series 2017 B (Baa2/A-)
$240,000	5.000%		11/01/2026	$242,840

				95,424,695

Delaware – 0.6%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
370,000	3.000		06/01/2032	339,558
450,000	4.000		06/01/2042	386,450
Delaware Economic Development Authority Charter Schools RB Series 2021 (NR/BBB+)
1,425,000	4.000		09/01/2041	1,279,813
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB-)
760,000	5.000		06/01/2026	762,041
600,000	5.000		06/01/2029	621,797
Delaware Health Facilities Authority Revenue Refunding Bonds for Christiana Care Health System Series 2020A (Aa2/AA)
5,000,000	5.000		10/01/2040	5,205,980
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
1,050,000	5.000		08/01/2039	1,050,717
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000		09/01/2030	532,597
1,550,000	5.000		09/01/2040	1,568,080
Delaware State Housing Authority Senior Single Family Mortgage RB 2024 Series D (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,630,000	4.450		07/01/2049	3,472,025
Delaware Transportation Authority Transportation System Senior RB Series 2024 (Aaa/AA+)
8,665,000	3.000		07/01/2041	7,616,253
8,925,000	3.000		07/01/2042	7,723,169
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000	5.000		05/01/2036	8,439,195
The Delaware Economic Development Authority Exempt Facility Refunding RB NRG Energy Project Series 2020A (NON-AMT) (Baa3/BBB-) (PUTABLE)
12,500,000	4.000	(a)(b)	10/01/2045	12,296,079
The Delaware Economic Development Authority Exempt Facility Refunding RB,Nrg Energy Project Series 2020AB (NON-AMT) (Baa3/BBB-) (PUTABLE)
5,900,000	4.000	(a)(b)	10/01/2040	5,803,749
The Delaware Economic Development Authority Gas Facilities Refunding RB Delmarva Power & Light Company Project 2020, Series A (A2/A)
4,630,000	3.600		01/01/2031	4,745,226
Town of Bridgeville Delaware Special Obligation Bonds Heritage Shores Special Development District Series 2024 (NR/NR)
1,535,000	5.625	(c)	07/01/2053	1,514,286
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
539,000	4.000		07/01/2026	539,316
598,000	4.000		07/01/2027	599,791
5,000,000	4.000		07/01/2035	4,856,215

				69,352,337

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – 1.2%
District Columbia Univ Rev Ref Bds Georgetown Univ 2025 A (A3/A-)
$7,725,000	5.000	%(a)(b)	04/01/2060	$8,451,886
District of Columbia GO Refunding Bonds Series 2024C (Aa1/AA+)
13,800,000	5.000		12/01/2031	15,344,375
District of Columbia Housing Finance Agency Collateralized Multifamily Housing Mortgage RB Belmont Crossing Phase Ii Series 2025 (Aa1/NR)
2,750,000	5.000	(a)(b)	03/01/2029	2,841,103
District of Columbia Housing Finance Agency Collateralized Multifamily Housing RB One Hawaii Avenue Project Series 2024 (Aa1/NR)
3,285,000	3.650	(a)(b)	07/01/2028	3,313,324
District of Columbia Housing Finance Agency Multi-Family Development Program Bonds Series 2018 B-2 (FHA INS) (Aa2/NR)
5,240,000	4.100		09/01/2039	4,971,079
District of Columbia Housing Finance Agency Multifamily Housing RB 2911 Rhode Island Avenue Apartments Project Series 2025A (FHA 221(D4)) (Aa1/NR)
2,925,000	5.000		03/01/2028	3,027,770
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000	5.500		02/28/2037	1,988,531
District of Columbia RB for International School Series 2019 (NR/ BBB+)
860,000	5.000		07/01/2039	871,285
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
2,550,000	4.000		07/01/2039	2,340,097
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/ NR)
2,400,000	0.000	(c)(h)	06/01/2041	1,532,240
District of Columbia Washington D.C. GO Bonds Series 2023A (Aa1/AA+)
2,295,000	5.250		01/01/2048	2,409,873
2,550,000	5.000		08/01/2049	2,648,531
District of Columbia Washington, D.C. Income Tax Secured Revenue and Refunding Bonds, Series 2025A (Tax-Exempt) (Aa1/AAA)
5,450,000	5.000		06/01/2050	5,656,986
9,170,000	5.250		06/01/2050	9,710,183
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodal RB Daily Rate Period Subseries 2025C-2 (Aa2/AA+/A-1)
13,275,000	2.700	(a)(b)	10/01/2060	13,275,000
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
1,000,000	3.000	(a)(b)	10/01/2057	998,038
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
7,500,000	5.000		10/01/2043	7,617,053
Metropolitan Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2018A (AMT) (Aa3/AA-)
4,850,000	5.000		10/01/2032	5,048,971

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2024A (AMT) (Aa3/AA-)
$3,130,000	5.000%	10/01/2039	$3,330,774
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000	5.000	10/01/2033	6,614,289
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000	5.000	10/01/2029	1,676,116
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000	5.000	10/01/2026	1,112,681
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,115,000	5.000	10/01/2031	1,173,527
395,000	5.000	10/01/2033	413,992
3,025,000	5.000	10/01/2035	3,156,373
1,000,000	5.000	10/01/2037	1,038,136
2,065,000	5.000	10/01/2039	2,134,752
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 B (AGM-CR) (A1/AA)
14,500,000	4.000	10/01/2044	13,516,875
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
2,130,000	3.000	10/01/2050	1,513,394
2,960,000	4.000	10/01/2053	2,530,015
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
925,000	5.000	10/01/2047	930,930
1,550,000	4.000	10/01/2053	1,278,779
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
13,315,000	4.000	10/01/2049	11,381,787

			143,848,745

Florida – 11.6%
Abbott Square Community Development District City of Zephyrhills Florida Special Assessment Bonds Series 2025 (NR/BBB)
650,000	5.375	05/01/2045	658,161
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375	06/15/2042	940,536
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
4,775,000	3.250	05/01/2036	4,374,994
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
170,000	4.500	05/01/2029	172,200
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,420,000	3.625	05/01/2040	1,227,089
1,725,000	4.000	05/01/2051	1,410,506

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
$2,250,000	4.000%		10/01/2040	$2,116,141
Anabelle Sandridge Community Development District Clay County Florida Special Assessment RB, Series 2025 (NR/NR)
630,000	5.125		05/01/2035	643,119
1,105,000	5.875		05/01/2045	1,130,618
Angeline Community Development District (Pasco County, Florida) Capital Improvement RB, Series 2025 (NR/NR)
360,000	4.000		05/01/2030	357,456
Angeline Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000	5.500		05/01/2045	1,006,175
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
380,000	3.000		05/01/2026	379,705
390,000	3.125		05/01/2027	387,735
1,705,000	3.500		05/01/2031	1,663,346
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
60,000	4.250		05/01/2027	60,020
245,000	4.750		05/01/2036	245,044
Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
380,000	5.000		05/01/2031	385,085
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
445,000	4.500		05/01/2030	450,972
1,000,000	5.400		05/01/2043	1,033,013
Arbors Community Development District Capital Improvement RB Series 2024 (NR/NR)
500,000	4.400	(c)	05/01/2031	504,042
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
3,970,000	3.500		05/01/2032	3,988,177
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
140,000	3.600		05/01/2029	139,636
290,000	4.000		05/01/2036	281,696
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
835,000	3.500		11/01/2030	810,287
1,705,000	4.000		11/01/2040	1,562,163
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
515,000	4.550	(c)	05/01/2029	522,082
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
700,000	5.125		06/15/2043	713,761
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four Project (NR/NR)
810,000	5.375		05/01/2044	831,532
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
105,000	2.500	(c)	05/01/2026	104,832

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR) – (continued)
$500,000	3.000	%(c)	05/01/2031	$473,423
425,000	3.200	(c)	05/01/2041	352,056
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
55,000	2.500	(c)	05/01/2026	54,935
315,000	3.000	(c)	05/01/2031	300,343
Aurora Oaks Community Development District Marion County, Florida Special Assessment Bonds, Series 2024 Assessment Area One Project (NR/NR)
370,000	4.450		05/01/2031	371,103
670,000	5.350		05/01/2044	661,492
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
160,000	3.700		11/01/2029	159,969
695,000	4.125		11/01/2039	665,090
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
70,000	5.000		05/01/2028	70,988
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000		05/01/2032	193,633
220,000	3.375		05/01/2041	194,058
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
200,000	5.375		05/01/2028	203,681
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
40,000	2.250		05/01/2026	39,947
435,000	2.750		05/01/2031	411,341
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
500,000	5.500		05/01/2042	519,445
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
320,000	3.250	(c)	05/01/2030	312,574
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
190,000	3.000		05/01/2026	189,837
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
555,000	4.500		05/01/2030	559,554
1,125,000	5.375		05/01/2043	1,128,352
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
1,110,000	5.000		05/01/2043	1,122,066
Aviary at Rutland Ranch Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
270,000	4.125		05/01/2030	268,446
1,490,000	5.750		05/01/2045	1,540,267

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
$385,000	4.000	%(c)	06/01/2030	$385,730
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
285,000	3.000		05/01/2030	278,668
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
250,000	3.000		05/01/2030	243,426
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
145,000	3.000		05/01/2030	141,240
385,000	4.000		05/01/2040	365,912
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
305,000	5.000		11/01/2031	305,281
100,000	5.250		11/01/2046	100,006
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)
290,000	4.500	(c)	11/01/2029	295,198
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
2,000,000	4.250		05/01/2032	2,013,789
Babcock Ranch Community Independent Special District Special Assessment RB Series 2024 (NR/NR)
1,000,000	4.300	(c)	05/01/2031	1,003,987
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
95,000	2.375		05/01/2026	94,877
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
175,000	5.000		11/01/2036	177,611
305,000	5.000		11/01/2048	295,512
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR/NR)
345,000	3.300		05/01/2032	314,258
1,370,000	4.000		05/01/2042	1,164,805
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A)
1,925,000	4.250		05/01/2029	1,926,063
930,000	4.500		05/01/2035	928,423
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
1,045,000	4.000		05/01/2037	1,014,327
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
350,000	3.500		05/01/2026	349,979
365,000	3.500		05/01/2027	364,898
2,985,000	4.250		05/01/2037	2,962,499
Bella Collina Community Development District Special Assessment Bonds Series 2024 (NR/NR)
685,000	5.000		05/01/2044	684,085
915,000	5.300		05/01/2055	879,429
Bellehaven Community Development Special Assessment Bonds Series 2025 (NR/NR)
1,300,000	5.800		05/01/2045	1,339,824

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$1,075,000	3.250%		05/01/2030	$1,052,836
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
325,000	3.125		12/15/2030	317,392
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
215,000	4.250		05/01/2031	215,367
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,130,000	5.500		05/01/2043	1,178,138
Berry Bay II Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
300,000	4.450		05/01/2031	301,274
620,000	5.200		05/01/2044	613,458
1,000,000	5.450		05/01/2054	947,850
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
465,000	3.250		06/15/2030	450,842
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
110,000	4.800		06/15/2027	111,084
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
895,000	4.000		06/15/2032	892,010
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
100,000	2.500		05/01/2026	99,871
455,000	3.000		05/01/2031	431,215
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,130,000	3.250		05/01/2031	1,069,835
500,000	3.625		05/01/2040	429,331
Brevard County Housing Finance Authority Multifamily Housing RB Series 2025 (NR/AA+) (PUTABLE)
1,850,000	3.300	(a)(b)	02/01/2028	1,855,370
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000	6.250		12/15/2043	740,344
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000	3.000		06/15/2032	372,120
1,095,000	3.250		06/15/2042	888,363
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,000,000	4.000		05/01/2042	875,685
Brightwater Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
375,000	4.550	(c)	05/01/2031	379,768
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
105,000	2.375		05/01/2026	104,923
475,000	2.850		05/01/2031	461,309
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
140,000	4.375		05/01/2027	140,410
350,000	4.750		05/01/2032	356,919

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Broward County Florida Convention Center Hotel First Tier RB Series 2022 (Aaa/AAA)
$2,500,000	5.000%		01/01/2040	$2,668,092
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000	5.000		09/01/2037	1,050,212
1,050,000	5.000		09/01/2038	1,095,620
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000	4.000		09/01/2039	3,471,159
4,700,000	4.000		09/01/2049	4,079,634
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000	4.000		09/01/2044	1,643,742
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000	5.250		09/01/2047	5,081,839
3,000,000	5.500		09/01/2052	3,083,921
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
170,000	4.750		05/01/2027	170,618
400,000	5.250		05/01/2032	413,968
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
265,000	5.600		05/01/2044	270,841
Buckhead Trails II Community Development District Manatee County Florida Special Assessment Bonds Series 2026 (NR/NR)
300,000	4.125		05/01/2033	295,324
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
750,000	5.250		05/01/2044	751,456
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
665,000	5.250		05/01/2042	687,258
Caldera Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
320,000	4.300		05/01/2031	320,951
715,000	5.000		05/01/2044	710,683
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,140,000	3.500		12/15/2030	1,109,027
Capital Projects Finance Authority Educational Facilities RB Imagine School At North Port Project (NR/NR)
1,165,000	6.250	(c)	06/15/2045	1,179,994
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000	6.125	(c)	06/15/2044	309,938
Capital Projects Finance Authority Student Housing RB for PRG - Unionwest Properties LLC Project Senior Series 2024A-1 (Tax-Exempt) (Ba3/NR)
1,250,000	5.250	(c)	06/01/2039	1,270,257
1,250,000	5.250	(c)	06/01/2044	1,229,897
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
12,230,000	5.250	(c)	12/01/2058	11,229,634
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
610,000	4.000	(c)	07/01/2041	536,560
760,000	4.000	(c)	07/01/2051	576,437

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
$230,000	3.250	%(c)	06/01/2031	$214,790
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (B3/NR)
320,000	3.000	(c)	12/15/2029	295,015
645,000	5.000	(c)	12/15/2039	577,902
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
800,000	4.000	(c)	12/01/2028	797,276
3,700,000	5.250	(c)	12/01/2043	3,686,842
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)
875,000	4.500	(c)	01/01/2035	854,077
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
505,000	5.000		06/15/2034	523,284
Capital Trust Authority Educational Facilities RB Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project, Series 2025A (NR/BB)
1,000,000	4.750	(c)	07/01/2040	992,480
1,000,000	5.000	(c)	07/01/2045	973,266
Capital Trust Authority Educational Facilities RB The Learning Center Project Series 2025 (NR/NR)
2,000,000	6.500	(c)	06/15/2045	2,029,192
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/ BB)
2,500,000	6.000	(c)	05/01/2043	2,607,769
2,500,000	6.250	(c)	05/01/2048	2,565,299
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
2,725,000	12.000	(c)	10/03/2029	3,279,788
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
455,000	4.250		05/01/2031	455,061
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
800,000	5.300		05/01/2044	807,765
Caymas Community Development District Collier County Florida Capital Improvement RB Series 2026 (Assessment Area Two) (NR/NR)
355,000	4.000		05/01/2033	344,684
700,000	5.375		05/01/2046	693,014
Cedar Crossings Community Development District Polk County Florida Special Assessment Bonds Series 2025 (NR/NR)
240,000	4.300	(c)	05/01/2032	240,510
Center Lake Ranch West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/ NR)
1,490,000	5.750		05/01/2043	1,547,122
Center Lake Ranch West Community Development District City of St. Cloud Florida Capital Improvement RB Series 2025 (NR/ NR)
300,000	4.000	(c)	05/01/2030	298,436
400,000	4.250	(c)	05/01/2035	392,471
Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
360,000	4.900		05/01/2031	363,351

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
$115,000	3.500%		11/01/2026	$114,766
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
255,000	3.000		05/01/2026	254,797
660,000	4.250		05/01/2037	643,115
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)
154,000	4.200	(c)	11/01/2029	155,262
750,000	5.000	(c)	11/01/2049	722,811
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
620,000	3.375		05/01/2031	595,945
590,000	3.750		05/01/2040	523,854
Century Park Square Community Development District Miami-Dade County Florida Special Assessment Bonds, Series 2025 (NR/NR)
630,000	5.750		05/01/2045	646,491
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.400		05/01/2026	99,853
650,000	2.875		05/01/2031	603,565
740,000	3.350		05/01/2041	599,880
Chaparral of Palm Bay Community Development District Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
410,000	4.500		05/01/2031	412,372
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
60,000	2.500	(c)	05/01/2026	59,941
165,000	3.000	(c)	05/01/2031	159,546
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
360,000	3.750		05/01/2030	360,363
975,000	4.250		05/01/2040	950,922
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250		05/01/2041	1,196,262
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
960,000	5.500	(c)	10/01/2036	960,950
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)
500,000	5.000	(c)	10/01/2029	509,663
1,000,000	5.000	(c)	10/01/2034	1,012,172
City of Miami Florida Special Obligation Non-Ad Valorem RB Series 2023A (Aa2/AA)
7,220,000	5.000		03/01/2048	7,377,932
City of Orlando, Florida Water Reclamation System Improvement RB, Series 2024A (NR/AAA)
10,000,000	5.000		10/01/2049	10,452,824
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
2,000,000	5.125		06/01/2042	2,010,967
950,000	5.250		06/01/2052	928,895
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A)
900,000	4.000		07/01/2038	872,884
750,000	5.000		07/01/2040	771,309

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
$415,000	5.000%		01/01/2037	$418,696
1,485,000	5.000		01/01/2047	1,398,941
1,395,000	5.000		01/01/2052	1,262,186
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024B-1 Tax- Exempt Mandatory Paydown Securities (NR/NR)
750,000	4.625	(c)	01/01/2030	750,595
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024B-2 Tax- Exempt Mandatory Paydown Securities (NR/NR)
800,000	4.500	(c)	01/01/2030	800,631
City of West Palm Beach Utility System RB Series 2017 A (Aa2/ AA+)
13,500,000	5.000		10/01/2042	13,681,713
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/ AA)
5,000,000	4.350		05/01/2038	5,033,399
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
235,000	4.000	(c)	06/15/2029	235,600
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
550,000	5.375		05/01/2036	550,632
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
610,000	5.750		05/01/2042	639,072
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/ A+)
915,000	3.000		05/01/2026	914,281
980,000	3.200		05/01/2027	977,764
1,010,000	3.250		05/01/2028	1,005,501
2,990,000	3.500		05/01/2032	2,948,739
1,500,000	3.750		05/01/2046	1,247,334
Connerton East Community Development District Pasco County Florida Special Assessment Bonds Series 2025 (NR/NR)
250,000	4.000		06/15/2030	250,672
375,000	4.250		06/15/2035	370,499
670,000	5.250		06/15/2045	673,062
Connerton East Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
290,000	4.250		06/15/2030	292,104
225,000	4.650		06/15/2035	229,183
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,575,000	5.250		06/15/2043	1,621,702
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000	5.750		05/01/2043	1,296,845
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/ NR)
295,000	4.400		05/01/2031	296,930
475,000	5.150		05/01/2044	477,894

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$490,000	3.500%		12/15/2029	$485,925
325,000	4.000		12/15/2039	302,370
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.750		05/01/2032	322,556
250,000	5.500		05/01/2042	258,389
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
560,000	4.700		05/01/2031	566,682
1,045,000	5.250		05/01/2044	1,060,022
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
1,200,000	4.600		05/01/2031	1,213,967
Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
360,000	4.625		11/01/2031	366,229
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000		05/01/2031	912,260
820,000	3.000		05/01/2037	724,255
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
675,000	5.100		05/01/2043	686,074
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/ NR)
215,000	4.500	(c)	11/01/2028	216,696
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
143,000	3.625		05/01/2026	143,002
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/ AA)
210,000	4.125		05/01/2035	209,993
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (A1/A)
1,610,000	4.000		09/01/2036	1,615,686
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000	4.000		10/01/2044	4,075,975
6,000,000	5.000		10/01/2044	6,085,964
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
475,000	5.000		10/01/2027	485,408
525,000	5.000		10/01/2028	543,252
450,000	5.000		10/01/2029	469,869
770,000	5.000		10/01/2030	801,997
415,000	5.000		10/01/2032	430,661
350,000	5.000		10/01/2033	362,127
405,000	5.000		10/01/2034	417,831
435,000	5.000		10/01/2035	447,357
600,000	5.000		10/01/2036	614,932
960,000	5.000		10/01/2038	977,942
2,000,000	5.000		10/01/2049	1,982,377
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)
275,000	0.000	(f)	10/01/2026	270,121

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+) – (continued)
$360,000	0.000	%(f)	10/01/2027	$340,813
500,000	0.000	(f)	10/01/2028	455,855
700,000	0.000	(f)	10/01/2029	612,708
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
630,000	4.250	(c)	11/01/2030	639,066
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)
100,000	3.125	(c)	11/01/2030	95,172
Creekside Community Development District St. Lucie County Florida Special Assessment Bonds Series 2026 Assessment Area Two Parcel C and D (NR/NR)
410,000	4.000		05/01/2033	400,762
540,000	5.300		05/01/2046	532,297
Creekview Community Development District Special Assessment RB for Phase 2 Project Series 2024 (NR/NR)
865,000	4.600		05/01/2031	869,759
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
155,000	3.875		05/01/2027	154,304
480,000	4.250		05/01/2032	477,512
1,360,000	4.625		05/01/2042	1,317,861
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
480,000	4.700		05/01/2031	484,607
945,000	5.375		05/01/2044	947,659
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,000,000	4.250		05/01/2042	1,906,667
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,035,000	5.125		05/01/2043	1,054,138
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
700,000	5.350		05/01/2044	705,189
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2024 (NR/NR)
215,000	4.500		05/01/2031	215,855
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
50,000	2.250		05/01/2026	49,945
400,000	2.700		05/01/2031	388,259
Curiosity Creek Community Development District (Manatee County, Florida) Capital Improvement RB, Series 2025 (NR/NR)
1,500,000	5.600	(c)	05/01/2045	1,497,154
Curiosity Creek Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/NR)
300,000	4.650	(c)	05/01/2031	301,725
Curiosity Creek Community Development District Manatee County Florida Capital Improvement RB Series 2025 (NR/NR)
750,000	4.500	(c)	05/01/2035	735,491

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
$500,000	4.625%		05/01/2030	$506,348
595,000	5.250		05/01/2043	606,131
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
310,000	3.125	(c)	05/01/2030	304,110
Cypress Creek Reserve Community Development District Polk County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000	4.750		05/01/2035	1,017,308
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000	5.000		05/01/2053	909,902
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
615,000	3.000		06/15/2031	585,461
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
295,000	3.250	(c)	05/01/2030	287,175
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
90,000	4.375		05/01/2027	90,163
350,000	4.750		05/01/2032	356,245
450,000	5.000		05/01/2042	447,258
Cypress Reserve Community Development District Capital Improvement RB Series 2025 (NR/NR)
750,000	5.600	(c)	05/01/2045	754,054
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
455,000	4.500	(c)	11/01/2028	459,454
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,255,000	5.400		05/01/2039	2,347,935
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
1,095,000	5.250		05/01/2043	1,116,796
Deering Park Stewardship District Volusia County, Florida Special Assessment RB, Series 2025 (NR/NR)
1,305,000	4.250		05/01/2030	1,296,786
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,660,000	5.300		05/01/2039	1,694,715
Del Webb Oak Creek Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
745,000	3.750	(c)	05/01/2030	733,087
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
365,000	4.125		05/01/2030	368,579
Del Webb River Reserve Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
640,000	5.625		05/01/2045	658,062

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Del Webb Sunchase Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
$180,000	4.250%		05/01/2030	$181,674
225,000	4.650		05/01/2035	230,584
800,000	5.450		05/01/2045	812,797
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/NR)
900,000	5.600		05/01/2045	905,306
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
150,000	3.250		05/01/2030	146,519
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,185,000	4.600	(c)	05/01/2028	1,196,703
465,000	4.250	(c)	12/15/2028	468,227
2,395,000	4.750	(c)	12/15/2038	2,417,833
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750		05/01/2034	691,992
1,075,000	4.000		05/01/2037	1,076,794
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
75,000	2.375	(c)	05/01/2026	74,921
470,000	3.000	(c)	05/01/2032	455,025
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.500		05/01/2032	179,699
495,000	5.125		05/01/2042	506,645
EA Mckinnon Groves Community Development District Lake County Florida Capital Improvement RB Series 2025 (NR/NR)
405,000	4.000		05/01/2030	403,189
650,000	4.250		05/01/2035	637,765
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
50,000	4.375		05/01/2027	50,174
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
440,000	3.625	(c)	05/01/2031	427,912
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
20,000	2.500		05/01/2026	19,978
205,000	3.000		05/01/2031	198,683
340,000	3.300		05/01/2041	297,419
East 547 Community Development District Special Assessment Bond for Assessment Area Two Project Series 2023 (NR/NR)
345,000	6.250		05/01/2043	366,464
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
100,000	2.250		05/01/2026	99,877
460,000	3.000		05/01/2032	444,610
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
225,000	4.125		11/01/2029	226,545

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
East Palm Drive Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One) (NR/NR)
$650,000	5.100%		06/15/2044	$655,156
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
185,000	3.250		05/01/2027	184,624
530,000	3.625		05/01/2032	523,651
780,000	4.000		05/01/2042	723,383
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
110,000	3.250		05/01/2030	108,551
Edgewater East Community Development District Osceola County Florida Special Assessment RB, Series 2025 (NR/NR)
750,000	5.125		05/01/2035	760,245
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
100,000	2.500		05/01/2026	99,888
700,000	3.100		05/01/2031	668,754
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
440,000	3.000		05/01/2027	436,102
1,860,000	3.375		05/01/2032	1,793,122
1,865,000	4.000		05/01/2042	1,676,667
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2026 Assessment Area Two (NR/NR)
580,000	4.250		05/01/2033	577,077
1,000,000	5.500		05/01/2046	1,001,712
Edgewater West Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
2,000,000	5.250		05/01/2044	1,969,863
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)
430,000	3.000	(c)	05/01/2030	411,291
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
515,000	4.875		05/01/2033	532,106
400,000	5.600		05/01/2043	418,930
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)
375,000	2.625	(c)	05/01/2031	355,453
1,860,000	3.125	(c)	05/01/2041	1,603,638
Epmore Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2026 (NR/NR)
650,000	5.125		05/01/2046	633,897
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
240,000	3.100		11/01/2031	226,712
Epperson North Community Development District Capital Improvement RB Series 2024 (Assessment Area Four) (NR/NR)
200,000	4.500		05/01/2031	201,507
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
40,000	2.500		05/01/2026	39,953
315,000	3.000		05/01/2031	298,812
320,000	3.500		05/01/2041	275,288

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
$6,255,000	4.000%		08/15/2045	$5,437,980
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000	5.000		08/15/2031	1,428,401
355,000	5.000		08/15/2033	369,590
2,045,000	5.000		08/15/2034	2,120,841
2,595,000	5.000		08/15/2035	2,680,223
9,500,000	5.000		08/15/2036	9,764,698
Esplanade Lake Club Community Development District Lee County Florida Capital Improvement RB, Series 2025 (NR/NR)
165,000	4.375		05/01/2030	167,496
Esplanade Lake Club Community Development District Lee County Florida Capital Improvement RB, Series 2025 (NR/NR)
430,000	5.625		05/01/2045	441,483
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,360,000	3.625		11/01/2030	1,322,898
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
360,000	4.250	(c)	11/01/2029	363,243
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
740,000	4.400		06/15/2031	746,982
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – Phase Two Series 2024 (NR/NR)
500,000	4.450	(c)	06/15/2031	505,394
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
790,000	4.600		06/15/2031	797,469
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
1,000,000	4.000		05/01/2052	803,798
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
355,000	2.625		05/01/2026	354,625
1,220,000	3.125		05/01/2031	1,158,847
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
1,280,000	4.250		05/01/2029	1,292,077
3,000,000	5.000		05/01/2035	3,071,734
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500		05/01/2030	346,284
165,000	4.000		05/01/2040	152,102
Fish Lake Cove Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000	5.350		05/01/2045	834,414
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750		11/01/2035	1,251,392

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
$1,125,000	5.250%		06/01/2044	$1,142,116
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
1,150,000	5.000	(c)	07/01/2032	1,128,582
3,000,000	5.375	(c)	07/01/2042	2,792,062
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000	5.000	(c)	10/01/2042	1,936,407
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
46,640,000	0.010	(a)(b)(c)(h)	07/15/2032	16,324,000
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
14,055,000	5.250		07/01/2047	13,791,217
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
7,325,000	0.010	(a)(b)(c)(h)	07/15/2059	2,563,750
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,190,000	4.000	(c)	06/01/2030	1,056,473
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)
725,000	5.000	(c)	12/15/2034	740,023
1,270,000	5.000	(c)	12/15/2039	1,279,940
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,570,000	5.125	(c)	06/01/2040	1,585,768
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
955,000	4.000		07/01/2035	907,345
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
385,000	4.000		06/01/2030	374,225
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	(c)	06/01/2031	286,458
200,000	5.000	(c)	06/01/2035	205,273
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
630,000	4.000	(c)	06/30/2036	553,030
660,000	4.000	(c)	06/30/2041	535,651
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
415,000	4.000	(c)	06/01/2026	414,891
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A3/A-)
300,000	5.000		04/01/2027	305,441
250,000	5.000		04/01/2029	264,117

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
$425,000	4.000	%(c)	09/15/2030	$413,822
1,050,000	5.000	(c)	09/15/2040	1,009,058
Florida Development Finance Corp. Solid Waste Disposal RB for GFL Solid Waste Southeast LLC Project Series 2024A (Ba3/ BB)
3,975,000	4.375	(a)(b)(c)	10/01/2054	3,993,445
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
1,600,000	5.000	(c)	06/01/2044	1,583,091
Florida Development Finance Corporation Healthcare Facilities RB Tampa General Hospital Project Series 2026B Term Mode (NR/A-)
8,445,000	5.000	(a)(b)	08/01/2056	9,114,993
Florida Development Finance Corporation RB Brightline Florida Passenger Rail Expansion Project Series 2025B (NR/NR)
32,110,000	12.000	(a)(b)(c)	07/01/2057	22,155,900
Florida Development Finance Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2025A (NR/A-/A-2)
5,100,000	3.400	(a)(b)	09/01/2050	5,100,553
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000	4.500	(c)	06/01/2033	1,957,901
250,000	4.750	(c)	06/01/2038	236,948
4,500,000	5.000	(c)	06/01/2048	3,968,147
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,150,000	5.000		03/01/2044	2,054,433
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/ BBB)
2,750,000	5.000		03/01/2047	2,574,582
Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
3,315,000	3.350	(a)(b)	10/01/2027	3,326,064
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (Aa2/A)
3,305,000	5.000		09/01/2027	3,335,438
Florida Local Government Finance Commission Senior Living RB Fleet Landing at Nocatee Project Series 2025B-3 (Tax- Exempt) (NR/NR)
9,425,000	4.200	(c)	11/15/2030	9,451,166
Florida Local Government Finance Commission Senior Living RB Orlando Senior Health Network Project, Series 2025A (NR/ NR)
2,840,000	5.750	(c)	07/01/2044	2,926,172
Florida Municipal Loan Council RB for City of West Melbourne Water and Sewer Series 2024D (AGC) (NR/AA)
2,420,000	4.000		10/01/2054	2,141,936
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,525,000	4.875		11/01/2037	1,528,289
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
130,000	4.000		11/01/2028	130,590
1,065,000	5.000		11/01/2038	1,077,810

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
$1,785,000	4.125%		11/01/2039	$1,682,235
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750		11/01/2039	417,405
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)
495,000	3.250	(c)	05/01/2030	486,817
Fox Branch Ranch Community Development District Polk County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
175,000	4.375		05/01/2035	175,747
540,000	5.200		05/01/2045	539,594
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
520,000	5.650		05/01/2054	514,254
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
180,000	5.000		05/01/2031	181,942
Gas Worx Community Development District City of Tampa Florida Special Assessment Bonds, Series 2025 (NR/NR)
350,000	4.625	(c)	05/01/2030	355,011
625,000	5.000	(c)	05/01/2036	640,922
Gir East Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
600,000	4.300		05/01/2032	601,281
Governors Park South Community Development District Clay County Florida Special Assessment RB Series 2025 (NR/NR)
550,000	4.375		05/01/2032	552,582
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950		05/01/2031	570,490
Grand Bay At Doral Community Development District Miami- Dade County Florida Special Assessment Refunding Bonds Series 2025A-1 (NR/NR)
1,835,000	5.000		05/01/2045	1,839,456
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
180,000	4.250		05/01/2026	180,087
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,355,000	4.000		05/01/2030	1,356,076
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
445,000	4.125		11/01/2029	447,969
1,180,000	4.750		11/01/2039	1,181,378
1,915,000	5.000		11/01/2050	1,826,816
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200		11/01/2031	207,184
500,000	3.500		11/01/2041	441,781
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
150,000	2.500		05/01/2026	149,830

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
$515,000	4.650%		05/01/2034	$522,075
755,000	5.450		05/01/2044	765,255
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000		11/15/2026	3,164,718
Greater Orlando Aviation Authority Airport Facilities RB Series 2015A (Aa2/AA)
3,335,000	4.000		10/01/2040	3,202,299
Greater Orlando Aviation Authority Special Purpose Airport Facilities RB United Airlines Inc. Project Series 2025 of The City of Orlando Florida (NR/BB+)
3,000,000	5.250		11/01/2034	3,129,765
5,000,000	5.250		11/01/2035	5,178,102
Greenbriar Community Development District St. Johns County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
410,000	4.800		05/01/2032	414,846
Grove Resort Community Development District Special Assessment RB Series 2022 (NR/NR)
170,000	3.300		05/01/2032	160,220
440,000	3.550		05/01/2042	366,803
Groves at Lake Marion Community Development District Polk County Florida Special Assessment Bonds Series 2026 (NR/NR)
810,000	4.000	(c)	12/15/2033	790,762
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
1,015,000	3.500		11/01/2030	988,261
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
100,000	3.875		05/01/2026	99,999
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
1,650,000	6.300		05/01/2043	1,764,056
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
875,000	4.700		05/01/2031	884,279
Hammock oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
690,000	5.625		05/01/2043	712,390
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
805,000	5.850		05/01/2044	818,369
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
1,000,000	5.550	(c)	05/01/2045	1,012,334
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	4.200		05/01/2027	190,380
435,000	4.400		05/01/2032	442,151
565,000	4.700		05/01/2042	550,943

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
$510,000	3.250%	05/01/2030	$500,620
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
40,000	2.375	05/01/2026	39,955
205,000	3.000	05/01/2031	199,111
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,490,000	3.300	05/01/2029	1,476,209
365,000	3.700	05/01/2033	355,374
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
935,000	3.300	05/01/2029	926,346
Harmony On Lake Eloise Community Development District City of Winter Haven Florida Capital Improvement RB Series 2025 (NR/NR)
820,000	4.600	11/01/2032	828,987
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
800,000	5.125	05/01/2043	815,755
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
525,000	5.450	05/01/2045	528,117
Harvest Hills South Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
300,000	4.250	05/01/2030	298,998
375,000	4.500	05/01/2035	368,287
1,375,000	5.450	05/01/2045	1,367,532
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
140,000	4.000	05/01/2026	140,088
185,000	4.250	05/01/2035	184,989
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
340,000	3.500	11/01/2030	330,904
1,000,000	3.875	11/01/2039	910,961
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
110,000	3.625	11/01/2030	107,626
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
90,000	2.600	05/01/2026	89,903
435,000	3.200	05/01/2031	417,755
995,000	3.450	05/01/2041	858,415
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
555,000	4.600	05/01/2031	558,482
1,000,000	5.200	05/01/2044	999,834
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
690,000	5.000	05/01/2034	700,060

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
$230,000	4.000%		05/01/2026	$230,235
240,000	4.000		05/01/2027	243,062
250,000	4.000		05/01/2028	253,533
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB+)
645,000	3.750		05/01/2026	644,929
1,000,000	4.200		05/01/2031	1,000,000
995,000	4.350		05/01/2036	994,950
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
300,000	3.000		05/01/2032	294,063
300,000	3.000		05/01/2033	290,394
245,000	3.000		05/01/2034	234,017
255,000	3.000		05/01/2035	240,724
260,000	3.000		05/01/2036	242,929
Hickory Tree Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
500,000	4.500		05/01/2031	502,754
1,000,000	5.150		05/01/2044	987,110
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,700,000	5.000		03/01/2039	1,398,550
Higher Educational Facilities Financing Authority Florida Educational Facilities Revenue and Revenue Refunding Bonds Ringling College Project Series 2017 (NR/BBB)
5,000,000	5.000		03/01/2042	4,842,054
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project Series 2025 (NR/BB+)
10,725,000	6.000	(c)	07/01/2045	10,879,988
Higher Educational Facilities Financing Authority RB for Rollins College Project Series 2024 (A2/NR)
3,000,000	4.125		12/01/2054	2,564,319
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
200,000	3.250		05/01/2031	191,108
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250		05/01/2031	133,775
Highland Trails Community Development District (City of Dade City, Florida) Capital Improvement RB Series 2025 (NR/NR)
515,000	4.250		05/01/2030	512,328
925,000	4.500		05/01/2035	907,774
1,375,000	5.550		05/01/2045	1,373,985
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
445,000	4.250	(c)	12/15/2029	448,680
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
2,350,000	4.250		05/01/2036	2,287,546
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
220,000	3.875		11/01/2031	219,577

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR) – (continued)
$355,000	4.200%		11/01/2039	$342,397
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
155,000	4.875		11/01/2027	156,900
865,000	5.375		11/01/2037	875,357
770,000	5.500		11/01/2047	773,646
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
35,000	4.875		11/01/2027	35,425
330,000	5.500		11/01/2047	331,563
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
490,000	4.000		11/01/2028	492,325
700,000	4.500		11/01/2038	692,027
Hillcrest Preserve Community Development District Special Assessment Bonds Series 2024 (NR/NR)
615,000	4.375	(c)	05/01/2031	616,905
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
1,020,000	3.500	(c)	05/01/2031	990,746
4,775,000	4.000	(c)	05/01/2040	4,392,507
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800		05/01/2031	235,429
Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/NR)
370,000	4.700		05/01/2031	378,211
Hills of Minneola Community Development District Special Assessment RB Series 2026 North Parcel Assessment Area Two (NR/NR)
730,000	5.300		05/01/2046	725,772
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
800,000	5.600		05/01/2044	822,936
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
165,000	4.500		11/01/2031	174,129
170,000	5.000		11/01/2041	179,812
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000		05/01/2031	705,326
933,000	3.000		05/01/2037	795,868
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aa1/ NR)
3,730,000	3.250	(a)(b)	09/01/2042	3,734,300
Housing Finance Authority of Lee County Florida Multifamily Housing RB Lof TS On Lemon II Series 2025B (Aa1/NR) (PUTABLE)
4,000,000	3.125	(a)(b)	10/01/2029	4,005,139

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Housing Finance Authority of Miami-Dade County Florida Multifamily Housing RB Series 2025A (Aa1/NR)
$6,850,000	3.250	%(a)(b)	02/01/2044	$6,878,218
Housing Finance Authority of Miami-Dade County Multifamily Housing RB for St. Mary Towers Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,000,000	3.400	(a)(b)	04/01/2041	1,000,381
Housing Finance Authority of Pinellas County Multifamily Housing RB for Citrus Grove Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,835,000	3.300	(a)(b)	01/01/2042	1,835,298
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
290,000	4.850		06/15/2031	292,175
1,040,000	5.375		06/15/2044	1,048,111
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2026 Assessment Area Two (NR/NR)
580,000	5.300		12/15/2046	575,881
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
610,000	5.000	(c)	11/01/2039	614,886
Ibis Landing Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
450,000	4.125		06/15/2030	452,339
525,000	4.700		06/15/2035	536,053
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
1,360,000	5.750		12/15/2043	1,423,858
Jacksonville Housing Finance Authority Multifamily Housing RB Series 2025 (Aa1/NR)
1,750,000	3.400	(a)(b)	07/01/2058	1,754,730
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
16,500,000	5.250		10/01/2049	17,477,450
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
500,000	4.625		05/01/2032	505,642
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)
1,360,000	4.500	(c)	05/01/2038	1,342,370
1,855,000	4.625	(c)	05/01/2048	1,705,531
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750		05/01/2031	622,124
765,000	3.125		05/01/2041	614,779
K-Bar Ranch III Community Development District City of Tampa, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,110,000	4.100	(c)	05/01/2030	1,111,104
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
645,000	6.000		11/01/2043	671,141
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area Two Project) (NR/NR)
225,000	4.375		05/01/2032	226,941

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
$900,000	5.375%		05/01/2055	$852,405
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
155,000	3.000		05/01/2030	151,556
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.125		05/01/2041	605,626
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
630,000	4.900		05/01/2033	651,679
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625		05/01/2037	1,000,247
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
485,000	3.125		06/15/2030	478,610
375,000	4.000		06/15/2040	367,807
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600		06/15/2041	641,553
Kings Creek I Community Development District City of Jacksonville Florida Special Assessment Bonds Series 2025 (Assessment Area One Project) (NR/NR)
500,000	5.000		05/01/2036	511,428
Kingston One Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
2,000,000	5.000		05/01/2035	2,060,134
3,500,000	5.750		05/01/2045	3,588,984
Knightsbridge Community Development District Special Assessment Bonds Series 2024 (NR/NR)
215,000	4.250	(c)	06/15/2031	217,508
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
115,000	4.500		05/01/2027	115,196
225,000	5.000		05/01/2032	228,145
645,000	5.500		05/01/2042	660,272
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
460,000	4.500	(c)	05/01/2030	465,379
545,000	5.250	(c)	05/01/2043	557,484
Lake Flores Community Development District Manatee County Florida Special Assessment Bonds Series 2026 Assessment Area (NR/NR)
1,000,000	5.450		05/01/2046	993,075
Lake Frances Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2018 (NR/BBB-)
689,000	4.000		05/01/2037	657,085
Lake Harris Community Development District 2023 Project Area Special Assessment Bonds Series 2023 (NR/NR)
145,000	4.700		05/01/2030	147,210
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
605,000	4.750		05/01/2031	612,030

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/NR)
$530,000	5.500%		05/01/2045	$532,384
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
300,000	3.500		05/01/2030	292,635
320,000	4.000		05/01/2035	311,792
Lakeside at Satilla Community Development District Osceola County Florida Capital Improvement RB, Series 2025 (NR/NR)
500,000	3.750	(c)	05/01/2030	496,449
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
625,000	5.625		05/01/2043	646,407
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
35,000	2.625		05/01/2026	34,967
125,000	3.200		05/01/2031	122,169
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
365,000	3.400		05/01/2030	361,296
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000	3.250		05/01/2029	222,786
200,000	3.850		05/01/2039	187,465
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000		05/01/2030	458,162
750,000	3.500		05/01/2040	667,441
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
290,000	2.625		05/01/2031	275,013
1,000,000	3.100		05/01/2041	831,995
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
350,000	3.800		05/01/2029	350,974
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
220,000	4.300	(c)	05/01/2027	221,006
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
465,000	3.200	(c)	05/01/2029	459,752
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
175,000	3.800		05/01/2029	175,575
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,605,000	4.875		05/01/2035	1,605,005
970,000	4.875		05/01/2045	950,967
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
310,000	4.625		05/01/2027	312,014
1,000,000	5.250		05/01/2037	1,009,830
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
655,000	4.250		05/01/2028	660,030

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
$1,550,000	4.750%		05/01/2029	$1,578,416
2,250,000	5.300		05/01/2039	2,301,956
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
480,000	5.250		05/01/2044	490,729
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project Series 2023 (NR/NR)
2,400,000	6.125		05/01/2043	2,588,469
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
195,000	4.250		05/01/2026	195,112
5,470,000	5.000		05/01/2036	5,473,220
3,945,000	5.125		05/01/2046	3,943,841
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000		05/01/2028	480,459
500,000	2.000		05/01/2029	470,934
1,685,000	2.625		05/01/2037	1,393,855
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
435,000	3.000		05/01/2041	356,002
Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
485,000	5.300		05/01/2044	497,443
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
440,000	3.200	(c)	05/01/2030	432,226
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
200,000	3.875		05/01/2029	200,892
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
350,000	4.125	(c)	11/01/2028	351,654
250,000	4.750	(c)	11/01/2048	234,002
Landings Community Development District City of Palm Coast Florida Special Assessment Bonds North Tract Series 2024 (NR/NR)
275,000	5.000		05/01/2031	277,917
1,025,000	5.500		05/01/2044	1,038,894
860,000	5.800		05/01/2055	849,103
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
500,000	3.000		05/01/2026	499,603
520,000	3.000		05/01/2027	515,847
535,000	3.000		05/01/2028	526,465
550,000	3.000		05/01/2029	536,991
1,715,000	3.000		05/01/2035	1,527,712
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
455,000	3.375		05/01/2030	442,546
2,020,000	4.000		05/01/2038	1,899,422

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$160,000		4.375%		05/01/2027	$160,279
435,000		4.750		05/01/2032	441,597
370,000		5.000		05/01/2042	372,386
Lee County Florida Airport RB Series 2024 (AMT) (A2/NR)
1,475,000		5.000		10/01/2037	1,580,731
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
2,375,000		5.250		11/15/2044	2,465,055
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
1,850,000		4.750		11/15/2029	1,858,154
Lee County Industrial Development Authority Hospital RB Lee Health System Inc Project Series 2026A A-3 (A1/A+)
8,350,000		5.000	(a)(b)	04/01/2065	9,218,674
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
340,000		3.500		05/01/2026	339,948
Leomas Landing Community Development District City of Lake Wales Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
295,000		4.500		11/01/2032	297,022
Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024
(NR/NR	)
1,000,000		5.375		05/01/2044	994,695
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,150,000		5.000		05/01/2038	1,161,019
Longleaf Community Development District (NR/NR)
331,000		5.375		05/01/2030	331,249
Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
660,000		5.200		05/01/2044	650,770
Longleaf Community Development District Capital Improvement
	RB Series 2024 (NR/NR)
285,000		4.500	(c)	05/01/2031	288,456
Lowery Hills Community Development District City of Lake Alfred Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
340,000		4.550	(c)	05/01/2032	342,469
750,000		5.625	(c)	05/01/2045	750,970
LT Ranch Community Development District Capital Improvement RB Series 2022-1 (NR/NR)
100,000		5.300		05/01/2032	105,179
285,000		5.750		05/01/2042	300,732
460,000		5.900		05/01/2053	469,979
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
975,000		3.400		05/01/2030	960,381
1,465,000		4.000		05/01/2040	1,382,111

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
$350,000	4.875%		05/01/2031	$353,748
315,000	5.700		05/01/2044	318,826
920,000	5.750		05/01/2044	934,141
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
1,320,000	3.250		05/01/2031	1,260,727
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
95,000	2.500		05/01/2026	94,883
700,000	3.125		05/01/2031	665,837
775,000	3.450		05/01/2041	654,419
LTC Ranch West Residential Community Development District Special Assessment Refunding RB for Assessment Area Four Project – Pod 2 Series 2024-Aa4 (NR/NR)
955,000	5.375		05/01/2044	945,594
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
235,000	4.000		05/01/2029	236,033
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
750,000	3.625		06/15/2030	737,084
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
650,000	4.650		05/01/2032	656,681
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025A (NR/NR)
200,000	4.250	(c)	05/01/2030	199,110
300,000	4.500	(c)	05/01/2035	294,197
Magnolia Island Community Development District Pasco County, Florida Capital Improvement RB Series 2025A (NR/NR)
600,000	5.450	(c)	05/01/2045	596,040
Malabar Springs Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
435,000	4.500		05/01/2031	437,398
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
760,000	6.625	(c)	05/01/2053	857,003
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
350,000	4.000		05/01/2032	328,370
1,050,000	4.250		05/01/2042	913,534
Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
215,000	5.100		05/01/2031	217,932
415,000	5.700		05/01/2044	422,477
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
685,000	4.750	(c)	11/01/2029	698,603
Mckendree Pointe Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
700,000	4.750		05/01/2035	688,605
815,000	5.700		05/01/2045	810,656

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/ A+)
$745,000	4.450%		05/01/2030	$745,551
Meadow Pointe III Community Development District Pasco County, Florida Capital Improvement Revenue Refunding Bonds Series 2015A-1 (NR/A+)
550,000	4.400		05/01/2031	550,043
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.000		05/01/2031	473,555
1,775,000	3.250		05/01/2041	1,470,789
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
750,000	5.400		05/01/2043	775,214
Miami Dade County Aviation Revenue Refunding Bonds Series 2015A (NR/A+)
34,650,000	5.000		10/01/2038	34,672,918
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
21,840,000	5.000		10/01/2040	22,030,283
Miami RB Refunding Parking System Series 2019 (BAM) (A1/ AA)
1,000,000	4.000		10/01/2038	999,822
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
520,000	4.750		11/01/2027	527,435
850,000	5.125		11/01/2039	859,514
2,350,000	5.250		11/01/2049	2,355,544
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (NR/A+)
2,225,000	5.000		10/01/2049	2,220,360
Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
3,130,000	5.000		10/01/2027	3,223,666
2,295,000	5.000		10/01/2028	2,407,884
Miami-Dade County Capital Asset Acquisition Special Obligation Bonds Series 2023A (Aa2/AA)
3,770,000	5.000		04/01/2045	3,914,703
1,865,000	5.000		04/01/2048	1,911,378
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds for University of Miami Issue Series 2024B (A2/A-)
9,110,000	5.000		04/01/2030	9,799,544
9,565,000	5.000		04/01/2031	10,418,060
10,045,000	5.000		04/01/2032	11,066,789
Miami-Dade County Expressway Authority Toll System RB, Series 2010 A (A3/A)
1,400,000	5.000		07/01/2040	1,401,084
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
960,000	5.000	(c)	07/01/2037	958,034
1,440,000	5.250	(c)	07/01/2042	1,415,177
Miami-Dade County Seaport Revenue Refunding Bonds Series 2021A (AGM) (A3/AA)
10,000,000	4.000		10/01/2041	9,789,159
Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
2,715,000	5.250		10/01/2052	2,746,697

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
$1,425,000	4.000%		10/01/2051	$1,274,374
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A (AMT) (A3/NR)
2,030,000	5.000		10/01/2042	2,108,568
Miami-Dade County, Florida Water & Sewer System RB, Series 2024-A (Aa3/AA)
20,000,000	5.250		10/01/2054	20,815,558
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
5,120,000	5.000		05/01/2037	5,009,927
Mirada Community Development District Pasco County Florida Capital Improvement RB Series 2024 Assessment Area Five (NR/NR)
195,000	5.000		05/01/2034	198,584
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
460,000	4.750		05/01/2031	463,587
Mirada II Community Development District Pasco County Florida Capital Improvement RB, Series 2025 (NR/NR)
245,000	4.000		05/01/2030	242,273
1,315,000	5.500		05/01/2045	1,328,997
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
105,000	2.500		05/01/2026	104,688
735,000	3.125		05/01/2031	675,942
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
190,000	4.625		05/01/2027	190,846
190,000	5.125		05/01/2032	196,839
Miromar Lakes Community Development District Lee County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
490,000	5.000		05/01/2026	490,604
520,000	5.000		05/01/2027	528,146
545,000	5.000		05/01/2028	560,964
1,500,000	5.000		05/01/2035	1,602,133
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
565,000	3.375		12/15/2030	551,379
1,500,000	4.000		12/15/2039	1,394,115
New Port Corners Community Development District Pasco County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.200	(c)	06/15/2045	496,456
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500		05/01/2031	482,322
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000	3.500	(c)	05/01/2026	124,943
130,000	3.500	(c)	05/01/2027	129,690
135,000	3.500	(c)	05/01/2028	134,213
140,000	3.500	(c)	05/01/2029	138,613
700,000	3.500	(c)	05/01/2038	625,634

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
$30,000	3.500	%(c)	05/01/2031	$29,153
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
380,000	4.875		05/01/2031	384,755
410,000	5.750		05/01/2044	419,791
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/ NR)
240,000	4.625		05/01/2031	242,329
360,000	5.450		05/01/2044	364,417
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
70,000	2.625		05/01/2026	69,926
280,000	3.125		05/01/2031	266,705
North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/ NR)
215,000	5.625		05/01/2030	221,075
525,000	6.375		05/01/2043	562,645
North Miami FLA Community Redevelopment Agency Redevelopment RB 2024 (NR/A)
595,000	5.000		03/01/2027	605,219
200,000	5.000		03/01/2028	206,876
600,000	5.000		03/01/2029	630,104
425,000	5.000		03/01/2032	458,722
455,000	5.000		03/01/2033	493,205
565,000	5.000		03/01/2034	614,694
1,000,000	5.000		03/01/2038	1,062,774
585,000	5.000		03/01/2040	616,480
1,000,000	5.000		03/01/2041	1,044,629
585,000	5.000		03/01/2042	606,999
1,100,000	5.000		03/01/2043	1,134,280
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
95,000	2.450		11/01/2026	94,246
670,000	3.000		11/01/2031	632,477
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
210,000	5.250	(c)	05/01/2032	216,360
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
495,000	3.125		05/01/2030	480,104
430,000	3.625		05/01/2040	384,891
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000		10/01/2030	700,766
575,000	5.000		10/01/2031	614,004
1,205,000	5.000		10/01/2034	1,274,454
1,000,000	5.000		10/01/2036	1,050,135
1,975,000	5.000		10/01/2037	2,066,422
2,075,000	5.000		10/01/2038	2,162,322
Northlake Stewardship District Manatee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
400,000	4.250		05/01/2030	397,630

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Northridge Community Development District Pasco County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
$1,175,000	4.550	%(c)	05/01/2030	$1,192,039
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
235,000	4.875		05/01/2030	239,386
Okaloosa County Florida Industrial Development RB Air Force Enlisted Village Inc. Project Series 2025 (NR/NR)
1,100,000	5.500	(c)	05/15/2045	1,129,406
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
300,000	3.000		06/15/2030	289,909
315,000	4.000		06/15/2040	290,470
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
295,000	4.250		06/15/2030	299,190
585,000	5.250		06/15/2043	604,509
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
625,000	4.100		05/01/2029	628,039
2,340,000	4.850		05/01/2039	2,348,657
3,840,000	5.000		05/01/2049	3,708,526
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
7,750,000	4.500		10/01/2056	7,259,903
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000	1.250	(a)(b)	10/01/2046	4,034,144
Ormond Crossings West Community Development District City of Ormond Beach Florida Special Assessment Bonds Series 2025 (NR/NR)
2,500,000	5.750		11/01/2047	2,451,016
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
350,000	3.500		05/01/2030	338,216
Osceola County Expressway System Senior Lien Convertible Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000	6.150	(d)	10/01/2031	5,774,737
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,270,000	5.875		11/01/2037	3,338,850
3,490,000	6.000		11/01/2047	3,535,887
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
405,000	4.875	(c)	11/01/2028	412,085
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (NR/BBB+)
400,000	5.000		10/01/2026	403,017
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)
40,000	2.375	(c)	05/01/2026	39,951
180,000	2.875	(c)	05/01/2031	173,336
365,000	3.300	(c)	05/01/2041	318,468
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
505,000	5.200		05/01/2044	507,848
Paddocks Community Development District Capital Improvement RB Series 2024 (NR/NR)
580,000	4.250	(c)	05/01/2031	581,137
1,025,000	5.125	(c)	05/01/2044	1,011,173

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Palermo Community Development District Lee County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
$250,000	4.375%		06/15/2032	$252,920
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
445,000	4.125		06/15/2030	449,357
950,000	5.000		06/15/2043	964,406
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
4,000,000	5.000		10/01/2034	4,183,587
1,810,000	5.000		10/01/2043	1,809,596
3,280,000	5.250		10/01/2053	3,132,185
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000		11/15/2041	239,945
1,030,000	5.000		11/15/2042	1,053,126
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000		05/15/2053	1,785,932
2,175,000	5.000		05/15/2053	1,989,963
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
8,190,000	4.000		05/15/2036	7,972,574
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000	7.500		05/15/2053	1,039,623
Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
725,000	4.700		05/01/2033	739,411
400,000	5.400		05/01/2043	408,635
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800		05/01/2031	256,807
730,000	3.125		05/01/2041	589,344
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
245,000	3.750		05/01/2030	242,168
965,000	4.150		05/01/2040	906,177
Palm Gate Community Development District City of Florida City Florida Special Assessment Bonds Series 2025 (NR/NR)
965,000	4.375		06/15/2032	971,424
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
225,000	3.500		11/01/2026	224,938
230,000	3.500		11/01/2027	229,795
240,000	3.500		11/01/2028	239,192
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)
765,000	4.000	(c)	05/01/2050	628,626
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
1,045,000	4.000		05/01/2036	1,040,539
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
105,000	4.000		05/01/2027	105,278

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-) – (continued)
$3,575,000	5.000%	05/01/2039	$3,592,871
Palmetto Ridge Community Development District Pasco County Florida Special Assessment Bonds Series 2026 (NR/NR)
740,000	4.125	05/01/2031	728,457
705,000	4.500	05/01/2036	684,191
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
655,000	2.875	11/01/2031	607,761
1,150,000	3.150	11/01/2041	931,870
Parker Pointe Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/ NR)
700,000	5.500	05/01/2044	704,002
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
390,000	4.750	05/01/2030	396,737
Parkside Trails Community Development District Lake County Special Assessment Bonds Series 2025 (NR/NR)
360,000	4.000	05/01/2030	357,856
285,000	4.300	05/01/2035	279,232
1,000,000	5.300	05/01/2045	994,506
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	599,577
800,000	3.750	05/01/2040	702,837
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250	05/01/2031	345,701
1,030,000	4.500	05/01/2038	997,369
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/A-)
265,000	4.000	05/01/2026	265,137
275,000	4.000	05/01/2027	276,896
285,000	4.125	05/01/2028	288,986
Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
300,000	4.625	05/01/2030	303,296
515,000	5.375	05/01/2043	524,131
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
220,000	4.000	05/01/2030	220,627
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
350,000	5.000	05/01/2031	353,612
Parrish Lakes II Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/ NR)
1,170,000	4.250	05/01/2031	1,173,776
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
250,000	5.625	05/01/2044	255,918

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
$320,000	4.875%		05/01/2031	$324,562
675,000	5.800		05/01/2044	695,091
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
65,000	2.500		05/01/2026	64,932
335,000	3.125		05/01/2031	321,320
Pasadena Ridge Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/ NR)
665,000	4.350		05/01/2031	667,484
Pasadena Ridge Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
570,000	4.200		05/01/2030	565,568
1,000,000	5.500		05/01/2045	991,105
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
195,000	3.250		05/01/2031	189,973
645,000	3.550		05/01/2041	579,681
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
480,000	5.250		09/01/2035	530,621
500,000	5.250		09/01/2036	548,434
250,000	5.500		09/01/2037	276,137
210,000	5.500		09/01/2038	230,654
3,665,000	5.750		09/01/2054	3,886,918
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
475,000	4.000		05/01/2026	475,173
515,000	4.000		05/01/2028	520,919
1,315,000	4.500		05/01/2031	1,327,088
3,360,000	4.375		05/01/2036	3,298,994
PBR Community Development District User Fee RB Series 2026A- 1 (NR/NR)
1,350,000	5.000		03/01/2048	1,305,351
Peace Creek Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
910,000	5.450		05/01/2045	910,866
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
390,000	4.250		06/15/2030	393,508
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
345,000	4.500	(c)	05/01/2032	347,724
500,000	5.600	(c)	05/01/2045	502,593
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/ NR)
695,000	5.000		05/01/2031	697,574
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500		11/01/2033	1,330,541
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
225,000	3.000	(c)	12/15/2031	218,952

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
$540,000	2.000%		05/01/2028	$518,374
555,000	2.000		05/01/2029	521,968
565,000	2.125		05/01/2030	522,507
1,000,000	2.625		05/01/2034	878,374
990,000	2.800		05/01/2037	829,988
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,300,000	5.000		07/01/2029	1,323,591
Pinery Community Development District Hernando County, Florida Capital Improvement RB Series 2026 (NR/NR)
500,000	4.250		05/01/2031	491,225
400,000	4.500		05/01/2036	387,884
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
170,000	3.250		05/01/2031	162,817
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
3,320,000	3.200		05/01/2031	3,179,539
1,870,000	3.500		05/01/2037	1,694,741
Preserve at Legends Pointe Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/NR)
520,000	5.625	(c)	05/01/2045	530,357
Preserve at Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
215,000	4.600		05/01/2031	217,517
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
190,000	4.750		11/01/2029	194,754
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
470,000	3.500		11/01/2030	468,487
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
55,000	2.500		05/01/2026	54,954
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
280,000	3.250		05/01/2027	278,343
675,000	3.600		05/01/2032	651,072
1,820,000	4.000		05/01/2042	1,643,741
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
690,000	5.875		12/15/2043	732,383
Quail Roost Community Development District Miami-Dade County, Florida Special Assessment Bonds Series 2025 (NR/ NR)
327,000	5.800		05/01/2045	340,745
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
30,000	2.200		12/15/2026	29,716
480,000	2.700		12/15/2031	452,101
720,000	3.125		12/15/2041	590,947
Radiance Community Development District Flagler County Florida Special Assessment Bonds, Series 2025 (NR/NR)
910,000	5.000	(c)	05/01/2030	925,092

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Ranches At Lake Mcleod Community Development District Polk County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
$300,000	4.250%		06/15/2030	$302,240
370,000	4.550		06/15/2035	374,808
600,000	5.450		06/15/2045	612,204
Ranches at Lake Mcleod Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
625,000	5.250		06/15/2043	636,660
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)
150,000	4.500	(c)	05/01/2029	151,854
Reagan Landing Community Development District Manatee County Florida Special Assessment Bonds Series 2026 (NR/ NR)
210,000	4.000		05/01/2033	202,907
500,000	5.250		05/01/2046	488,038
Reflection Bay Community Development District Palm Beach County Florida Special Assessment Bonds, Series 2025 (NR/ NR)
230,000	4.500		05/01/2030	232,073
425,000	5.000		05/01/2035	437,787
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
325,000	4.250		05/01/2031	326,794
Reserve at Van Oaks Community Development District City of Auburndale, Florida Special Assessment Bonds, Series 2023 Project (NR/NR)
670,000	5.125		05/01/2043	685,619
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
360,000	4.000		05/01/2030	360,879
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000	3.000		05/01/2036	1,036,289
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
340,000	4.000		05/01/2030	343,430
615,000	4.500		05/01/2040	615,186
610,000	4.750		05/01/2050	569,228
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	3.000		05/01/2032	183,139
400,000	3.300		05/01/2042	339,898
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/ NR)
250,000	4.750		05/01/2030	252,667
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
195,000	4.750		05/01/2027	195,923
695,000	5.000		05/01/2032	714,011
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
105,000	4.375		05/01/2030	106,040
270,000	5.250		05/01/2043	276,185

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
$2,390,000	4.000%		05/01/2031	$2,390,356
890,000	4.000		05/01/2035	889,136
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
150,000	2.375		05/01/2026	149,831
600,000	3.000		05/01/2031	579,290
River Hall Community Development District (Lee County, Florida) Capital Improvement RB Series 2024 (Assessment Area 5) (NR/NR)
675,000	4.550	(c)	05/01/2031	679,742
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
700,000	6.250		05/01/2043	744,496
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
690,000	3.250		05/01/2031	659,321
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
80,000	3.000		05/01/2026	79,940
825,000	3.000		05/01/2031	778,975
815,000	3.000		05/01/2036	712,911
River Landing Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
630,000	5.200		05/01/2045	628,017
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
470,000	3.600		05/01/2030	460,036
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
100,000	3.000		05/01/2031	96,666
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
300,000	3.000	(c)	05/01/2031	290,951
Riversong Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,090,000	5.400	(c)	05/01/2045	1,098,391
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.500		05/01/2044	1,022,793
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2025 (NR/NR)
300,000	4.375	(c)	05/01/2035	301,281
500,000	5.200	(c)	05/01/2045	500,484
Riverwalk Community Development District City of Orlando Special Assessment Bonds Series 2025A (NR/NR)
460,000	4.000	(c)	05/01/2030	457,944
515,000	4.250	(c)	05/01/2035	506,059
755,000	5.300	(c)	05/01/2045	755,789
Rivington Community Development District Special Assessment RB Series 2022 (NR/NR)
4,050,000	4.000		05/01/2052	3,240,959
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
700,000	3.650		05/01/2032	662,998

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
$165,000	3.125%		05/01/2027	$163,876
965,000	3.750		05/01/2042	832,219
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
140,000	5.625	(c)	05/01/2029	142,414
830,000	6.250	(c)	05/01/2042	874,745
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
410,000	4.250		05/01/2031	410,594
1,000,000	5.000		05/01/2044	977,731
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
415,000	2.850		05/01/2027	409,287
1,100,000	3.200		05/01/2032	1,039,347
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400		11/01/2041	361,034
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
820,000	5.000		05/01/2043	824,672
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
275,000	4.200		05/01/2031	275,680
750,000	5.000		05/01/2044	742,841
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
205,000	5.700		05/01/2030	210,844
1,000,000	6.500		05/01/2043	1,080,529
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000	5.750	(c)	11/01/2043	679,473
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
1,625,000	5.000		05/01/2044	1,643,136
Saddle Creek Preserve of Polk County Community Development District Polk County Florida Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	3.350		12/15/2041	851,414
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	3.000		06/15/2030	311,661
290,000	4.000		06/15/2040	275,180
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
110,000	2.625		12/15/2027	108,064
355,000	3.100		12/15/2032	338,504
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
450,000	4.750		05/01/2031	455,119
Saltmeadows Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2025 (NR/NR)
345,000	4.300	(c)	05/01/2030	347,057
360,000	4.800	(c)	05/01/2035	366,653

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$585,000	5.250%		05/01/2042	$596,914
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
660,000	2.375		05/01/2035	559,857
1,425,000	2.625		05/01/2040	1,093,139
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
870,000	3.750	(c)	06/15/2031	852,566
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000		11/01/2031	437,487
1,100,000	3.300		11/01/2041	969,669
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	5.750		11/01/2042	525,272
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (Aa3/NR)
2,520,000	4.000		07/01/2048	2,204,185
Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
625,000	5.250		06/15/2044	636,512
Savanna Lakes Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
815,000	5.125	(c)	06/15/2043	827,548
Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
300,000	5.250		11/01/2030	307,473
Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
265,000	4.700	(c)	05/01/2031	267,813
700,000	5.550	(c)	05/01/2044	708,096
Sawgrass Village Community Development District Manatee County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
445,000	4.875		05/01/2030	450,999
1,260,000	5.500		05/01/2043	1,290,108
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
1,100,000	6.125		11/01/2043	1,156,560
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.250		05/01/2030	457,832
560,000	3.750		05/01/2040	515,522
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
385,000	5.125		05/01/2030	391,388
Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
400,000	6.500		11/01/2043	426,239

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$170,000	3.750%		05/01/2027	$169,709
540,000	4.125		05/01/2032	537,620
1,190,000	4.500		05/01/2042	1,129,094
Schaller Preserve Community Development District Polk County Florida Special Assessment Bonds Series 2026 (NR/NR)
465,000	4.000		05/01/2033	457,860
Seagrove Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
855,000	4.250		06/15/2031	858,773
785,000	4.875		06/15/2044	762,750
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
725,000	5.250	(c)	06/15/2043	745,607
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
600,000	5.000		06/15/2043	612,771
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
200,000	4.400		10/01/2027	201,036
550,000	5.000		10/01/2032	564,234
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,185,000	5.200	(c)	05/01/2044	1,152,343
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
810,000	5.500		05/01/2043	829,355
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
2,740,000	4.700		05/01/2034	2,754,665
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
600,000	4.500	(c)	11/01/2029	607,486
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
335,000	4.625		05/01/2030	339,721
725,000	5.500		05/01/2043	749,286
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500		06/15/2041	896,182
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,545,000	4.000		05/01/2029	1,552,500
5,000,000	4.750		05/01/2039	5,005,730
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	3.300		06/15/2032	152,026
450,000	4.000		06/15/2042	406,097
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
985,000	5.550		05/01/2044	1,001,557
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
900,000	3.000		06/15/2032	847,125

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR) – (continued)
$1,905,000	3.250%		06/15/2042	$1,633,539
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
695,000	5.375		05/01/2043	714,815
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
55,000	2.500		05/01/2026	54,937
320,000	3.100		05/01/2031	306,142
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
80,000	2.500		05/01/2026	79,919
710,000	3.000		05/01/2031	674,765
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
495,000	3.625		11/01/2031	494,292
300,000	4.125		11/01/2040	289,445
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
550,000	5.100		05/01/2044	539,727
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
1,100,000	5.500		05/01/2043	1,135,522
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000	5.200		05/01/2031	515,022
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,400,000	6.000	(c)	05/01/2045	1,437,271
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
950,000	5.625	(c)	05/01/2044	939,759
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
700,000	5.250		05/01/2043	718,988
South Creek Community Development District Hillsborough County Florida Special Assessment Bonds Series 2025 (NR/NR)
304,000	4.300		05/01/2035	298,512
500,000	5.300		05/01/2045	496,662
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
65,000	2.375		06/15/2026	64,824
215,000	2.875		06/15/2031	206,454
475,000	3.250		06/15/2041	400,455
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
465,000	3.625		05/01/2026	464,796
975,000	4.125		05/01/2036	939,335
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
595,000	4.500	(c)	11/01/2029	603,392

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
$480,000	4.625%		05/01/2029	$487,017
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
430,000	4.125		11/01/2040	396,033
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
400,000	4.875		05/01/2035	400,069
100,000	5.000		05/01/2038	100,017
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
100,000	2.400		05/01/2026	99,892
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
300,000	3.250		05/01/2029	293,534
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
600,000	4.000		05/01/2030	606,701
330,000	4.300		05/01/2040	323,559
300,000	4.500		05/01/2046	278,350
Southpointe of Manatee County Community Development District Manatee County Florida Special Assessment Bonds Series 2026 (NR/NR)
570,000	5.375		05/01/2046	567,754
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
580,000	5.375		05/01/2044	582,903
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
410,000	4.375		05/01/2031	413,251
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000		12/15/2036	848,622
St. Johns County Water & Sewer RB Series 2022 (Aa1/AAA)
3,065,000	5.000		06/01/2047	3,193,136
St. Johns County, Florida Water and Sewer RB, Series 2022 (Aa1/AAA)
12,645,000	5.000		06/01/2052	12,994,319
Starling Community Development Special Assessment RB Series 2025 (NR/NR)
845,000	5.375	(c)	05/01/2045	836,917
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
45,000	2.450		05/01/2026	44,945
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	2.375	(c)	06/15/2026	74,696
Stillwater Community Development District St. Johns County Florida Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.000	(c)	06/15/2031	93,540
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
290,000	3.000		05/01/2026	289,964

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Stonegate Preserve Community Development District Manatee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
$745,000	5.700%		06/15/2045	$767,056
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
460,000	3.000	(c)	11/01/2032	427,011
585,000	3.300	(c)	11/01/2041	487,475
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
655,000	6.375		11/01/2052	694,443
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000		06/15/2030	428,643
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
825,000	5.375		06/15/2043	866,985
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
500,000	3.000	(c)	12/15/2030	490,067
1,000,000	3.500	(c)	12/15/2040	925,084
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
500,000	3.625		12/15/2030	489,271
870,000	4.000		12/15/2039	807,754
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
150,000	4.300		06/15/2027	150,780
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
265,000	4.450		06/15/2031	268,352
545,000	5.250		06/15/2044	552,736
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	3.000		06/15/2032	234,135
1,000,000	3.250		06/15/2042	856,226
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
65,000	2.375	(c)	06/15/2026	64,844
225,000	2.875	(c)	06/15/2031	218,131
1,250,000	3.300	(c)	06/15/2041	1,128,888
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
55,000	4.250		06/15/2027	55,202
260,000	4.500		06/15/2032	266,179
585,000	5.000		06/15/2042	594,393
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
545,000	5.250	(c)	05/01/2044	548,865
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	3.150		05/01/2031	262,741
650,000	3.450		05/01/2041	568,119
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
455,000	3.300		05/01/2031	438,829
750,000	3.750		05/01/2040	673,730

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
$35,000	2.400%		05/01/2026	$34,961
160,000	3.000		05/01/2031	154,917
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000	2.750	(c)	05/01/2031	362,497
700,000	3.150	(c)	05/01/2041	613,933
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250		05/01/2030	163,568
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
230,000	4.200		05/01/2027	230,743
460,000	4.600		05/01/2032	466,122
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
390,000	2.500		05/01/2029	372,384
710,000	2.875		05/01/2033	645,066
1,425,000	3.000		05/01/2038	1,205,370
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
550,000	3.500		05/01/2029	546,505
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
200,000	3.000		05/01/2026	199,849
1,120,000	3.500		05/01/2031	1,092,302
1,355,000	4.000		05/01/2036	1,318,559
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
80,000	2.375		05/01/2026	79,896
285,000	3.000		05/01/2031	269,601
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800		05/01/2036	1,115,210
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,655,000	3.400		06/15/2032	1,579,721
Terreno Community Development District Collier County, Florida Special Assessment Bonds Series 2025 (NR/NR)
375,000	4.550		05/01/2032	379,765
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,415,000	5.000		05/01/2043	1,438,298
The School Board of Sumter County Florida Certificates of Participation Series 2024 (AGM) (NR/AA)
3,100,000	5.250		01/01/2049	3,280,813
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
135,000	2.350		12/15/2026	133,712
750,000	3.000		12/15/2031	707,151
2,000,000	3.300		12/15/2041	1,658,407

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
$205,000	3.000%		05/01/2027	$203,764
210,000	3.125		05/01/2028	208,667
915,000	3.375		05/01/2032	885,431
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600		05/01/2041	654,679
Tolomato Community Development District City of Jacksonville Duval County and St. Johns County Florida Special Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
6,730,000	4.000		05/01/2040	6,520,636
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)
330,000	5.200	(c)	05/01/2028	335,422
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
200,000	4.625		05/01/2028	201,933
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,685,000	3.000		05/01/2033	4,548,567
5,280,000	3.000		05/01/2037	4,822,121
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
600,000	3.850		05/01/2029	603,009
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000		05/01/2033	1,961,871
4,920,000	3.000		05/01/2040	4,224,452
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
2,415,000	3.750	(c)	05/01/2029	2,421,018
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,310,000	5.000		11/01/2029	1,339,983
95,000	5.375		11/01/2039	98,738
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
310,000	4.250	(c)	06/15/2028	311,761
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
735,000	3.625		12/15/2031	711,778
450,000	4.000		12/15/2040	408,452
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A3/A-)
750,000	5.000		04/01/2030	778,778
650,000	5.000		04/01/2031	673,609
10,430,000	5.000		04/01/2048	10,488,960
Town of Davie, Florida Educational Facilities Revenue and Refunding Bonds (Nova Southeastern University Project), Series 2018 (A3/A-)
550,000	5.000		04/01/2032	569,060
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000		07/01/2043	2,007,240
7,000,000	4.000		07/01/2047	6,675,894

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
$305,000	4.000%		05/01/2030	$306,119
690,000	4.375		05/01/2039	678,952
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
415,000	3.125	(c)	05/01/2030	404,346
475,000	3.625	(c)	05/01/2040	428,370
Towns at Woodsdale Community Development District Pasco County Capital Improvement RB, Series 2023 (NR/NR)
490,000	6.125	(c)	11/01/2043	516,446
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.300		05/01/2026	99,874
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)
485,000	5.250	(c)	11/01/2039	500,847
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
235,000	3.250	(c)	05/01/2030	226,276
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,190,000	3.125	(c)	11/01/2041	962,197
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
30,000	2.500		11/01/2026	29,736
200,000	3.000		11/01/2031	188,513
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
400,000	4.125		05/01/2029	402,345
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000	4.625	(c)	11/01/2038	3,938,063
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
405,000	4.500		11/01/2029	411,031
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750		11/01/2047	1,878,715
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
590,000	3.375		11/01/2030	567,826
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
100,000	3.000		05/01/2027	99,093
460,000	3.375		05/01/2032	438,200
1,430,000	4.000		05/01/2042	1,295,971
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000	4.250		05/01/2031	995,049
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
425,000	4.800		05/01/2031	429,168
1,025,000	5.625		05/01/2044	1,039,829

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
$230,000	4.500%		05/01/2030	$232,179
500,000	5.375		05/01/2043	509,460
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
195,000	5.125		05/01/2030	198,276
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
385,000	3.000		05/01/2026	384,744
400,000	3.125		05/01/2027	398,350
410,000	3.250		05/01/2028	407,441
1,795,000	3.500		05/01/2032	1,756,841
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
610,000	4.750		05/01/2037	599,262
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000	5.000		05/01/2044	1,011,893
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
845,000	3.375		12/15/2030	819,679
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,370,000	5.000	(c)	12/15/2032	1,426,219
2,000,000	5.000	(c)	12/15/2037	2,055,744
4,470,000	5.000	(c)	12/15/2047	4,393,909
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
2,800,000	5.750		05/01/2043	2,894,642
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125		05/01/2042	1,457,151
Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
470,000	5.125		11/01/2030	481,092
2,000,000	6.000		11/01/2043	2,106,523
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
425,000	4.800		05/01/2031	430,048
700,000	5.625		05/01/2044	714,721
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
600,000	5.375		05/01/2033	628,468
Union Park East Community Development District Special Assessment Bonds for Assessment Area 3 Project Series 2021 (NR/NR)
205,000	3.350	(c)	05/01/2041	180,157
225,000	4.000	(c)	05/01/2051	184,248
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500		05/01/2027	297,778
310,000	2.500		05/01/2028	304,096
315,000	2.625		05/01/2029	307,398
1,060,000	3.000		05/01/2034	1,012,481

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA) – (continued)
$2,130,000	3.125%		05/01/2038	$1,962,525
1,725,000	3.250		05/01/2040	1,557,593
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2025 (NR/NR)
350,000	4.375	(c)	05/01/2030	352,779
200,000	4.750	(c)	05/01/2035	203,836
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
1,000,000	5.125		05/01/2043	1,019,694
V-Dana Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
495,000	4.450		05/01/2032	499,649
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
570,000	4.300		05/01/2030	575,746
730,000	5.250		05/01/2043	744,968
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
525,000	3.500	(c)	05/01/2031	514,659
975,000	4.000	(c)	05/01/2040	891,276
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625		05/01/2041	898,627
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
815,000	4.625	(c)	05/01/2029	826,208
1,025,000	5.000	(c)	05/01/2038	1,043,311
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
200,000	4.500		11/01/2029	202,944
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000	4.500		11/01/2029	304,416
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
20,000	2.500	(c)	05/01/2026	19,979
130,000	3.100	(c)	05/01/2031	126,075
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
40,000	2.500	(c)	05/01/2026	39,957
235,000	3.100	(c)	05/01/2031	227,918
Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
165,000	4.500		05/01/2031	166,966
Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
575,000	4.250		05/01/2031	580,800
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
800,000	5.250		06/15/2043	822,248

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$1,050,000	4.250%		05/01/2037	$997,486
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
330,000	3.750		05/01/2026	329,902
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
370,000	3.625	(c)	05/01/2026	369,931
Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
745,000	4.625		05/01/2031	752,610
750,000	5.500		05/01/2044	760,166
Verano #2 Community Development District Special Assessment Bonds for Assessment Area – Pod D7 Project Area Series 2024 (NR/NR)
495,000	4.550		05/01/2031	497,971
Verano #4 Community Development District City of Port St. Lucie, Florida Special Assessment Bonds, Series 2025 (NR/NR)
750,000	4.800		05/01/2035	761,738
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.450		11/01/2042	1,062,397
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
245,000	4.625		05/01/2030	248,630
450,000	5.375		05/01/2043	463,916
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
85,000	2.375		05/01/2026	84,895
300,000	3.000		05/01/2031	288,485
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
275,000	3.250		05/01/2031	263,381
235,000	4.000		05/01/2040	216,857
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
265,000	3.250		05/01/2031	253,803
1,050,000	4.000		05/01/2040	968,938
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
250,000	3.250		05/01/2031	239,437
815,000	4.000		05/01/2040	752,080
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250		05/01/2030	495,243
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
385,000	2.000		05/01/2028	369,581
395,000	2.000		05/01/2029	371,491
150,000	2.125		05/01/2030	138,719
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
115,000	2.300		05/01/2026	114,842
930,000	2.800		05/01/2031	867,262

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
$1,370,000	4.600%		05/01/2033	$1,396,224
900,000	5.300		05/01/2043	923,827
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
430,000	3.500		05/01/2030	420,865
805,000	3.750		05/01/2037	744,899
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)
550,000	3.800		05/01/2028	551,959
1,760,000	4.000		05/01/2033	1,755,345
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
965,000	3.000		05/01/2029	950,463
1,400,000	3.375		05/01/2034	1,344,425
3,720,000	3.550		05/01/2039	3,401,547
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
2,810,000	2.625	(c)	05/01/2030	2,714,108
3,240,000	3.000	(c)	05/01/2035	2,980,184
Village Community Development District No. 15 City of Wildwood, Florida Special Assessment RB, Series 2023 (NR/NR)
615,000	4.250	(c)	05/01/2028	620,864
1,150,000	4.375	(c)	05/01/2033	1,177,982
1,025,000	4.850	(c)	05/01/2038	1,049,004
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
290,000	4.000		05/01/2026	290,253
275,000	4.000		05/01/2027	277,976
290,000	4.000		05/01/2028	293,852
305,000	4.000		05/01/2029	308,821
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,595,000	3.500		05/01/2032	1,598,521
1,875,000	4.000		05/01/2037	1,877,537
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
885,000	2.550		05/01/2031	840,556
2,000,000	2.850		05/01/2036	1,767,188
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
235,000	4.875		05/01/2032	241,115
610,000	5.125		05/01/2042	620,796
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
200,000	3.150		05/01/2032	190,092
500,000	3.450		05/01/2042	438,387
Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR/NR)
55,000	3.125		11/01/2027	54,435
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
75,000	3.250		05/01/2027	74,540
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
180,000	4.000		05/01/2029	180,699

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR) – (continued)
$1,790,000	4.625%		05/01/2039	$1,772,049
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
245,000	3.200		05/01/2030	241,494
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
285,000	4.625		05/01/2031	288,850
Vivid Shores Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	4.250		05/01/2035	491,320
1,500,000	5.300		05/01/2045	1,501,568
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
230,000	3.200		11/01/2026	228,873
1,400,000	4.125		11/01/2046	1,210,105
Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University Inc. Project Series 2025 (Baa1/BBB+)
600,000	5.000		06/01/2034	638,075
Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University, Inc. Project, Series 2025 (Baa1/BBB+)
850,000	5.000		06/01/2031	899,343
1,000,000	5.000		06/01/2032	1,062,404
1,270,000	5.000		06/01/2033	1,351,846
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
530,000	5.200		05/01/2044	525,625
Waterford Community Development District Hernando County Florida Capital Improvement RB, Series 2025 (NR/NR)
470,000	4.250		05/01/2030	467,215
500,000	6.000		05/01/2045	517,804
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
2,145,000	4.000		05/01/2031	2,122,774
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
500,000	5.125	(c)	11/01/2038	506,427
Waterset South Community Development District, Hillsborough County, Florida Special Assessment RB Series 2026 Assessment Area (NR/NR)
740,000	5.300		05/01/2046	733,018
Wellness Ridge Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
240,000	4.250	(c)	06/15/2031	240,551
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
340,000	4.250		06/15/2030	343,359
Wellness Ridge Community Development District, Lake County, Florida Special Assessment Bonds Series 2026 (NR/NR)
700,000	5.300		06/15/2046	687,937

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Wellness Ridge Community Development District, Lake County, Florida Special Assessment Bonds Series 2026 Assessment Area Three (NR/NR)
$500,000	4.000%		06/15/2033	$487,273
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
305,000	3.625		11/01/2029	303,270
1,000,000	4.000		11/01/2039	927,135
West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250		06/15/2043	926,687
West Lake Community Development District Hillsborough County Florida Special Assessment Bonds Series 2025 (NR/NR)
700,000	5.300		06/15/2045	695,906
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
125,000	2.750	(c)	05/01/2026	124,866
415,000	3.250	(c)	05/01/2031	396,731
515,000	3.625	(c)	05/01/2041	444,387
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
170,000	4.750		05/01/2032	172,715
300,000	5.125		05/01/2042	301,848
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.000	(c)	05/01/2031	588,540
1,725,000	4.000	(c)	05/01/2040	1,591,826
2,895,000	4.000	(c)	05/01/2051	2,346,552
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
100,000	2.400		05/01/2026	99,875
575,000	3.000		05/01/2031	543,931
West Port East Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2025 (Assessment Area One) (NR/NR)
345,000	5.800	(c)	05/01/2045	355,048
West Villages Improvement District Capital Improvement RB for Unit Of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
990,000	5.375		05/01/2044	1,001,206
West Villages Improvement District City of North Port Florida Capital Improvement RB Unit of Development No. 10 Series 2025 (NR/NR)
425,000	4.250		05/01/2035	417,000
West Villages Improvement District City of North Port Florida Capital Improvement RB Unit of Development No. 13 Series 2025 (NR/NR)
190,000	4.000		05/01/2030	189,221
215,000	4.250		05/01/2035	210,796
590,000	5.250		05/01/2045	586,047
West Villages Improvement District City of North Port Florida Special Assessment RB Unit of Development No. 7 Series 2025 (NR/NR)
477,000	5.300	(c)	05/01/2045	473,816
West Villages Improvement District Sarasota County Florida Capital Improvement RB Unit of Development No. 11 Series 2025 (NR/NR)
2,000,000	4.750		05/01/2032	1,979,407

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
$355,000	4.625%		05/01/2029	$359,268
585,000	5.375		05/01/2042	605,135
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
415,000	4.625		05/01/2030	420,609
770,000	5.375		05/01/2043	793,346
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,575,000	5.000		05/01/2032	2,605,570
1,925,000	4.500		05/01/2034	1,932,953
3,385,000	5.000		05/01/2037	3,411,199
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
610,000	4.250		05/01/2029	614,208
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
50,000	2.500		05/01/2026	49,930
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
465,000	6.000		05/01/2043	494,534
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
115,000	2.500		05/01/2026	114,836
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
290,000	3.900		05/01/2029	290,716
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
715,000	3.750	(c)	05/01/2029	715,545
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
635,000	4.875		05/01/2031	644,914
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
70,000	2.500		05/01/2026	69,929
650,000	3.000		05/01/2031	620,044
1,400,000	3.250		05/01/2041	1,196,369
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
65,000	5.000		06/15/2029	66,121
1,000,000	5.750		06/15/2042	1,046,159
Westview South Community Development District Counties of Osceola and Polk, Florida Special Assessment Bonds Series 2025 (NR/NR)
2,000,000	6.000	(c)	05/01/2045	2,074,230
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
265,000	4.875		05/01/2028	266,810
655,000	5.375		05/01/2043	667,784

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/NR)
$545,000	5.375%		05/01/2043	$549,181
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
575,000	5.375		05/01/2043	597,320
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)
115,000	4.250		05/01/2031	116,229
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,090,000	3.750	(c)	06/15/2030	1,072,310
3,350,000	4.250	(c)	06/15/2039	3,152,509
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
660,000	5.625		05/01/2044	665,678
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,300,000	5.625		05/01/2042	1,352,787
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
405,000	4.370		05/01/2029	409,387
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
45,000	2.400		05/01/2026	44,942
300,000	2.950		05/01/2031	282,190
860,000	3.350		05/01/2041	745,211
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
160,000	4.250		11/01/2029	161,436
675,000	4.875		11/01/2039	678,098
Winding Oaks Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
455,000	4.600		05/01/2031	457,968
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
275,000	4.600		05/01/2031	279,250
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2025 (NR/NR)
295,000	4.000	(c)	05/01/2030	293,681
Windsor Cay Community Development District Lake County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
500,000	5.250	(c)	05/01/2045	497,243
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	4.000		05/01/2042	803,570
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
230,000	3.650		05/01/2030	226,230
Windward Preserve Community Development District City of Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR)
175,000	4.125		05/01/2030	174,122

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Windward Preserve Community Development District City of Cocoa, Florida Capital Improvement RB, Series 2025 (NR/NR) – (continued)
$500,000	5.750%		05/01/2045	$516,110
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
1,535,000	4.875		05/01/2036	1,535,331
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
640,000	3.125		05/01/2030	617,460
Woodcreek Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
200,000	4.350		05/01/2032	200,607
Woodland Crossing Community Development District (Sumter County, Florida) Special Assessment Bonds, Series 2025 (NR/NR)
410,000	4.875	(c)	05/01/2030	416,332
375,000	5.125	(c)	05/01/2035	386,115
Woodland Preserve Community Development District Manatee County Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
250,000	4.300	(c)	05/01/2032	251,139
Woodland Ranch Estates Community Development District Town of Dundee Florida Special Assessment Bonds Series 2025 (NR/NR)
330,000	4.650		05/01/2032	333,498
Wynnfield Lakes Community Development District City of Jacksonville Florida Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000	4.500		05/01/2036	1,450,151
Yarborough Lane Community Development District Polk County Florida Special Assessment Bonds Series 2024 (NR/NR)
340,000	4.750		05/01/2031	341,872
875,000	5.350		05/01/2044	874,854
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
40,000	2.500		05/01/2026	39,940
335,000	3.000		05/01/2031	322,533

				1,369,842,643

Georgia - 2.5%
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bowen Project Series 2009 (A3/A/A-2) (PUTABLE)
3,920,000	3.950	(a)(b)	12/01/2032	3,986,598
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000	4.000		08/01/2053	955,210
City of Atlanta Airport General RB Series 2024A-1 (NON-AMT) (Green Bonds) (Aa3/NR)
1,000,000	5.000		07/01/2041	1,089,760
1,000,000	5.000		07/01/2042	1,082,127
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA)
4,750,000	3.500		11/01/2043	4,241,329

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
$2,380,000	5.750%		04/01/2053	$2,540,369
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
840,000	4.000		06/01/2046	804,454
2,000,000	5.000		06/01/2049	2,075,593
1,310,000	5.000		06/01/2054	1,345,547
Development Authority of Bartow County Pollution Control RB First Series 1997 (A3/A)
5,000,000	1.800	(b)	09/01/2029	4,630,878
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
4,355,000	3.375	(a)(b)	11/01/2053	4,368,680
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A3/A/A-1) (PUTABLE)
3,055,000	3.375	(a)(b)	11/01/2048	3,064,596
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
3,800,000	3.700	(a)(b)	10/01/2032	3,855,260
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
4,000,000	4.000		04/01/2050	3,430,396
Development Authority of The Unified Government of Athens-Clarke County Refunding RB for University of Georgia Project - Bolton Commons, LLC Series 2024 (Aa3/NR)
975,000	3.000		06/15/2040	855,170
1,475,000	4.000		06/15/2049	1,323,818
2,070,000	4.000		06/15/2056	1,776,853
Downtown Smyrna Development Authority, Georgia RB (City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000	5.000		02/01/2027	2,700,399
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
290,000	5.000	*	03/01/2027	116,000
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
2,215,000	2.375		01/01/2031	2,065,706
1,850,000	4.000		01/01/2036	1,821,564
Georgia Housing and Finance Authority Single Family Mortgage Bonds 2025 Series A (NON-AMT) (NR/AAA)
7,030,000	4.500		12/01/2045	6,978,643
Georgia Housing and Finance Authority Single Family Mortgage Bonds 2025 Series E (NON-AMT) (GNMA/FNMA/FHLMC) (NR/AAA)
2,000,000	4.850		12/01/2040	2,051,227
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB)
775,000	4.000		08/01/2035	748,626
500,000	4.000		08/01/2036	477,226
750,000	4.000		08/01/2037	706,860
745,000	4.000		08/01/2038	693,250

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Housing Authority of Columbus Georgia Multifamily Housing RB Columbus Gardens Project Series 2025 (HUD SECT 8 FHA 221(D4)) (Aa1/NR)
$1,250,000	5.000	%(a)(b)	04/01/2028	$1,274,406
Housing Authority of The City of Decatur Georgia Multifamily Housing RB Philips Tower Project Series 2025 (Aa1/NR)
2,265,000	3.250	(a)(b)	09/01/2028	2,270,139
Housing Authority of The City of Warner Robins Multifamily Housing RB for Arbours at Wellston Project Series 2024 (Aa1/NR)
1,585,000	5.000	(a)(b)	02/01/2029	1,641,238
Macon Water Authority Georgia Water and Sewer RB Series 2024 (Aa2/AA)
3,050,000	5.000		10/01/2054	3,124,644
Main Street Energy, Inc. Energy Project RB, Series 2025D (A3/NR)
5,000,000	5.000		12/01/2033	5,238,310
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR)
2,800,000	5.000		05/15/2030	2,914,750
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
15,875,000	4.000	(a)(b)	07/01/2052	16,059,918
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
10,295,000	4.000	(a)(b)	05/01/2052	10,398,522
Main Street Natural Gas Inc. Gas Supply RB Series 2022A (A3/NR)
2,185,000	4.000		12/01/2026	2,191,952
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)
3,115,000	4.000	(c)	11/01/2026	3,112,154
Main Street Natural Gas Inc. Gas Supply RB Series 2023A (A3/NR)
15,000,000	5.000	(a)(b)	06/01/2053	15,695,141
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,745,000	5.000	(a)(b)	07/01/2053	8,120,930
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa2/NR)
34,200,000	5.000	(a)(b)	06/01/2055	36,574,239
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
6,115,000	5.000	(a)(b)	12/01/2053	6,472,630
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/NR)
1,215,000	5.000		05/15/2028	1,254,571
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
24,500,000	5.000	(a)(b)	09/01/2053	25,757,703
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)
6,410,000	4.000	(c)	11/01/2027	6,387,655
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B (A3/NR)
30,000,000	5.000	(a)(b)	12/01/2055	31,493,685
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B (Aa1/NR)
3,000,000	5.000	(a)(b)	12/01/2054	3,202,211

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (Aa3/AA-)
$2,850,000	5.000	%(a)(b)	07/01/2054	$2,855,359
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000	1.000	(a)(b)	07/01/2049	1,834,675
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project J Bonds (A3/A)
1,060,000	5.000		07/01/2052	1,070,707
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000	5.000		07/01/2053	2,328,382
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A3/A)
4,805,000	5.000		01/01/2027	4,893,877
5,040,000	5.000		01/01/2028	5,248,761
5,295,000	5.000		01/01/2029	5,542,957
1,080,000	5.000		01/01/2034	1,119,415
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
400,000	4.000		06/01/2034	404,788
500,000	4.000		06/01/2035	505,450
1,000,000	4.000		06/01/2045	908,519
Savannah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
925,000	3.450	(a)(b)	11/01/2033	917,902
Savannah-Georgia Convention Center Authority Convention Center Hotel First Tier RB, Series 2025A (NR/BBB-)
650,000	5.125		06/01/2050	633,440
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
11,350,000	0.000	(c)(h)	12/15/2048	10,246,412
The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
2,625,000	5.000	(c)	04/01/2034	2,670,267
The Housing Authority of Columbus Georgia Multifamily Housing RB Hacg Rad Ii Project Series 2025 (HUD SECT 8) (NR/ AA+) (PUTABLE)
2,100,000	3.300	(a)(b)	11/01/2028	2,109,077
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB Cosby Spear Highrise Series 2024A (HUD SECT 8) (Aa1/NR)
300,000	3.300	(a)(b)	01/01/2044	301,234
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB North Block Series 2025 (HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
2,000,000	3.400	(a)(b)	02/01/2029	2,009,339
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB City Lights South Series 2025 (HUD SECT 8) (Aa1/NR)
3,300,000	3.150	(a)(b)	12/01/2029	3,304,874

				291,876,372

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Guam - 0.5%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
$1,285,000	5.250%	10/01/2030	$1,360,545
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
1,365,000	5.250	10/01/2029	1,432,351
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
250,000	5.250	10/01/2037	268,048
250,000	5.250	10/01/2038	266,379
350,000	5.250	10/01/2039	370,792
200,000	5.250	10/01/2040	210,693
200,000	5.250	10/01/2041	208,698
200,000	5.250	10/01/2042	207,992
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099	10/01/2028	739,983
Government of Guam Business Privilege Tax Refunding Bonds Series 2025G (Baa3/NR)
1,000,000	5.250	01/01/2039	1,077,081
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/BB-)
1,675,000	4.250	02/01/2030	1,673,338
Guam Government GO Bonds Series 2019 (Baa3/BB)
1,550,000	5.000	11/15/2031	1,618,812
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB+)
2,255,000	5.000	12/01/2026	2,279,568
2,000,000	5.000	12/01/2027	2,017,872
Guam Government RB Refunding Series 2021 E (Baa3/NR)
2,125,000	3.250	11/15/2026	2,109,497
Guam Government RB Refunding Series 2021 F (Baa3/NR)
950,000	5.000	01/01/2030	1,004,899
1,250,000	5.000	01/01/2031	1,335,606
7,065,000	4.000	01/01/2042	6,721,833
Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000	5.000	10/01/2039	566,721
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000	5.000	10/01/2029	1,917,325
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
350,000	5.000	10/01/2042	365,139
350,000	5.000	10/01/2043	364,459
Guam Power Authority Revenue Refunding Bonds, Series 2024-A (Baa2/BBB)
425,000	5.000	10/01/2041	443,983
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
7,365,000	5.000	01/01/2050	7,449,520
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
225,000	5.000	07/01/2026	226,086
500,000	5.000	07/01/2027	511,769
525,000	5.000	07/01/2028	536,832
345,000	5.000	07/01/2029	352,575
1,000,000	5.000	07/01/2035	1,015,641
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
1,500,000	5.000	07/01/2042	1,560,447

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-) – (continued)
$1,000,000	5.000%		07/01/2044	$1,029,214
2,100,000	5.000		07/01/2045	2,147,979
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
8,650,000	5.000		01/01/2046	8,655,324
Guam Waterworks Authority Water and Wastewater System Revenue Refunding Bonds Series 2024A (Baa2/A-)
1,450,000	5.000		07/01/2036	1,566,637
1,625,000	5.000		07/01/2038	1,733,859
Guam Waterworks Authority Water and Wastewater System Revenue Refunding Bonds, Series 2024-A (Baa2/A-)
2,675,000	5.000		07/01/2037	2,866,259
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000	5.000		07/01/2037	202,855
Port Authority of Guam Private Activity RB Series 2018 B (Baa2/A)
400,000	5.000		07/01/2029	412,326
600,000	5.000		07/01/2031	615,041
250,000	5.000		07/01/2033	254,997
225,000	5.000		07/01/2034	229,108
225,000	5.000		07/01/2036	228,658
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000		07/01/2048	2,507,099
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Baa3/NR)
625,000	5.000		11/01/2030	666,675

				63,330,515

Hawaii - 0.6%
City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aa1/NR) (PUTABLE)
220,000	5.000	(a)(b)	06/01/2027	220,795
Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,900,000	5.000	(c)	07/01/2034	2,946,052
Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
3,250,000	4.000		07/01/2047	3,092,372
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
6,685,000	4.000		03/01/2037	6,427,644
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
12,795,000	3.200		07/01/2039	10,779,440
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba2/NR)
1,040,000	3.500		10/01/2049	814,256
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000		05/15/2026	30,021
35,000	5.000		05/15/2030	36,357
150,000	5.000		05/15/2031	155,321
180,000	5.000		05/15/2032	186,024

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Hawaii – (continued)
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR) – (continued)
$60,000	3.000%	05/15/2033	$54,374
100,000	3.000	05/15/2034	88,965
150,000	3.000	05/15/2035	131,068
670,000	3.250	05/15/2039	564,423
575,000	5.000	05/15/2044	577,039
1,000,000	5.000	05/15/2049	984,066
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
9,000,000	5.000	07/01/2051	9,031,107
State of Hawaii Airports System RB Series 2025B (Aa3/AA-)
3,725,000	5.000	07/01/2038	4,167,521
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba2/NR)
25,370,000	3.100	05/01/2026	25,337,296

			65,624,141

Idaho - 0.1%
City of Boise City Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (NON-AMT) (A1/NR)
2,105,000	5.000	09/01/2046	2,164,287
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
1,745,000	5.000	09/01/2051	1,762,759
Idaho Health Facilities Authority St. Luke’s Health System Project RB Series 2025A (NR/A)
5,500,000	5.250	03/01/2050	5,744,709
Idaho Health Facilities Authority St. Luke’S Health System Project RB Series 2025A (NR/A)
1,000,000	5.250	03/01/2053	1,024,214

			10,695,969

Illinois - 8.8%
Barrington Community Unit School District GO School Bonds Series 2021 (NR/AAA)
2,255,000	5.000	12/01/2029	2,434,348
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
1,115,000	3.750	07/01/2041	1,118,935
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000	01/01/2035	7,514,667
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/ BB+)
10,000,000	5.500	12/01/2034	10,688,101
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
3,900,000	5.000	04/01/2046	3,767,838
Board of Education of The City of Chicago Unlimited Tax GO Bonds Dedicated Revenues Series 2012A (BAM-TCRS) (NR/ AA)
1,760,000	5.000	12/01/2042	1,768,657
Board of Education of The City of Chicago Unlimited Tax GO Bonds Dedicated Revenues Series 2025A (NR/BB+)
4,625,000	5.750	12/01/2050	4,624,722

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds (Dedicated Revenues), Series 2021B (NR/ BB+)
$5,000,000	5.000%		12/01/2030	$5,136,744
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2017B (NR/ BB+)
8,000,000	6.750	(c)	12/01/2030	8,331,706
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/ BB+)
4,200,000	6.000		12/01/2038	4,542,892
4,200,000	6.000		12/01/2041	4,477,848
2,100,000	6.000		12/01/2042	2,234,430
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
13,470,000	5.000		12/01/2042	12,726,123
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
900,000	5.000		12/01/2039	877,376
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
3,925,000	5.000		12/01/2047	3,558,126
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
5,610,000	5.000		12/01/2034	5,578,384
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000	4.000		12/01/2041	4,370,615
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
650,000	4.000		10/01/2043	596,073
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
165,000	0.000	(f)	01/01/2027	160,692
240,000	0.000	(f)	01/01/2028	225,352
330,000	5.000		01/01/2029	343,186
110,000	5.000		01/01/2031	114,081
260,000	5.000		01/01/2032	269,252
630,000	5.000		01/01/2033	651,427
155,000	5.000		01/01/2034	159,571
Chicago GO Bonds 2019A (NR/BBB)
2,750,000	5.000		01/01/2027	2,776,657
590,000	5.000		01/01/2028	602,448
Chicago GO Bonds 2019A (NR/NR)
1,025,000	5.000		01/01/2027	1,042,789
100,000	5.000		01/01/2028	103,964
Chicago Ill GO Bonds 2024A (AGM-CR) (A1/AA)
2,000,000	5.000		01/01/2042	2,062,193
Chicago Ill Go Reference Bonds 2015 C (NR/BBB)
4,320,000	5.000		01/01/2038	4,320,447
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
48,775,000	6.000		04/01/2046	49,308,408
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
835,000	5.000		04/01/2034	842,177
500,000	5.000		04/01/2035	503,763
335,000	5.000		04/01/2036	337,099

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR) – (continued)
$1,300,000	5.000%		04/01/2037	$1,306,562
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
2,105,000	0.000	(f)	12/01/2026	2,055,439
1,625,000	0.000	(f)	12/01/2027	1,529,203
3,005,000	0.000	(f)	12/01/2029	2,609,701
4,465,000	0.000	(f)	12/01/2030	3,709,207
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/ BB+)
8,050,000	0.000	(f)	12/01/2027	7,575,437
1,040,000	0.000	(f)	12/01/2028	941,413
275,000	0.000	(f)	12/01/2029	238,825
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB)
510,000	0.000	(f)	01/01/2031	425,292
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/ BB+)
4,070,000	0.000	(f)	12/01/2031	3,231,152
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
2,530,000	5.500		12/01/2026	2,555,619
11,080,000	5.500		12/01/2029	11,596,686
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
3,120,000	5.250		12/01/2039	2,999,296
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
14,600,000	6.038		12/01/2029	14,410,063
2,500,000	6.138		12/01/2039	2,365,343
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000	6.500		12/01/2046	7,158,246
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/ AA)
1,270,000	5.000		12/01/2026	1,286,783
2,375,000	5.000		12/01/2027	2,446,473
2,500,000	5.000		12/01/2028	2,613,757
2,750,000	5.000		12/01/2030	2,860,800
3,150,000	5.000		12/01/2031	3,270,036
1,350,000	5.000		12/01/2032	1,396,951
3,800,000	5.000		12/01/2033	3,918,265
1,500,000	5.000		12/01/2034	1,541,320
1,000,000	5.000		12/01/2035	1,024,161
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/ AA)
2,180,000	5.000		12/01/2028	2,279,197
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000	0.000	(f)	12/01/2026	1,952,911
300,000	0.000	(f)	12/01/2027	282,314
2,500,000	4.000		12/01/2027	2,503,747

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
$1,000,000	5.000%		12/01/2026	$1,006,873
3,060,000	5.000		12/01/2028	3,129,170
1,000,000	5.000		12/01/2029	1,026,697
3,000,000	5.000		12/01/2030	3,060,691
1,000,000	5.000		12/01/2031	1,017,709
1,000,000	5.000		12/01/2032	1,015,040
6,230,000	5.000		12/01/2033	6,283,439
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000	0.000	(f)	01/01/2030	1,288,645
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB)
970,000	0.000	(f)	01/01/2032	774,185
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
4,280,000	5.000		01/01/2029	4,408,992
225,000	5.000		01/01/2031	230,000
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB)
375,000	6.000		01/01/2038	378,447
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000	5.000		01/01/2047	4,340,284
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A+)
3,020,000	5.250		01/01/2035	3,065,072
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
550,000	5.250		01/01/2042	554,975
1,330,000	4.000		01/01/2052	1,137,827
Chicago Park District GO Limited Tax Park Bonds Series 2020C (BAM) (NR/AA)
3,145,000	4.000		01/01/2039	3,089,227
Chicago Park District GO Limited Tax Park Bonds Series 2024A (NR/AA-)
350,000	5.000		01/01/2038	378,199
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
515,000	5.000		01/01/2040	550,229
500,000	5.000		01/01/2041	530,732
Chicago Park District GO LT Refunding Bonds Series 2024B (NR/ AA-)
4,000,000	5.000		01/01/2038	4,322,275
Chicago Transit Authority Sales Tax Receipts Refunding RB Series 2024A (NR/AA)
11,000,000	5.000		12/01/2041	11,737,307
1,510,000	5.000		12/01/2042	1,608,751
City of Chicago Chicago Midway Airport Senior Lien Airport Revenue Refunding Bonds, Series 2023C (AMT) (NR/A)
1,750,000	5.000		01/01/2036	1,871,844
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2024A (NR/A+)
2,500,000	5.000		01/01/2039	2,639,477
5,000,000	5.250		01/01/2048	5,078,129
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2024B (NON-AMT) (NR/A+)
2,100,000	5.000		01/01/2039	2,279,451

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2024D (NON-AMT) (NR/A+)
$1,400,000	5.000%	01/01/2041	$1,512,573
1,810,000	5.000	01/01/2045	1,898,928
City of Chicago GO Bonds, Series 2025C (NR/BBB)
5,000,000	5.500	01/01/2041	5,207,353
City of Chicago GO Bonds, Series 2025E (NR/BBB)
5,875,000	5.500	01/01/2041	6,118,640
City of Chicago Second Lien Wastewater Transmission RB, Refunding Series 2024A (BAM) (NR/AA)
1,000,000	5.000	01/01/2044	1,053,417
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000	5.750	04/01/2034	1,419,336
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000	5.000	04/01/2045	2,530,006
5,000,000	5.750	04/01/2048	5,231,176
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa3/BB+)
515,000	5.500	12/01/2026	520,215
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
4,600,000	5.000	12/01/2046	4,200,610
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
6,875,000	5.000	12/01/2046	6,278,396
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
2,300,000	5.000	12/01/2036	2,300,807
750,000	5.000	12/01/2038	737,714
City of Chicago Board of Education UT GO Refunding Bonds Series 2017H (NR/BB+)
12,100,000	5.000	12/01/2036	11,672,670
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
2,450,000	5.000	12/01/2029	2,554,423
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
15,000,000	5.000	12/01/2027	15,451,408
5,450,000	5.000	12/01/2029	5,682,289
4,365,000	5.000	12/01/2030	4,540,871
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR/BB+)
3,000,000	4.000	12/01/2037	2,752,710
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
1,300,000	5.125	12/01/2032	1,289,554
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
670,000	5.000	01/01/2027	676,494
6,005,000	5.000	01/01/2028	6,131,696
940,000	5.000	01/01/2032	965,576
City of Chicago GO Bonds Refunding Series 2020A (NR/NR)
2,830,000	5.000	01/01/2028	2,942,181
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB)
1,260,000	5.000	01/01/2027	1,272,214
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
301,000	4.000	01/01/2028	301,440

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
$2,000,000	5.000%		01/01/2041	$ 1,997,761
City of Chicago GO Bonds Series 2019A (NR/BBB)
2,900,000	5.500		01/01/2049	2,847,400
City of Chicago GO Bonds Series 2021A (NR/BBB)
1,200,000	5.000		01/01/2028	1,225,318
4,000,000	5.000		01/01/2033	4,122,868
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,456,000	4.000		01/01/2038	2,244,525
5,330,000	4.000		01/01/2044	4,441,338
1,000,000	4.000		01/01/2049	766,599
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
1,000,000	5.000		01/01/2029	1,030,402
1,950,000	4.000		01/01/2035	1,861,176
3,250,000	5.000		01/01/2035	3,333,208
1,560,000	5.500		01/01/2043	1,580,503
City of Chicago GO Bonds Series 2024A (NR/BBB)
15,500,000	5.250		01/01/2045	15,249,793
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
2,670,000	5.000		01/01/2029	2,750,469
4,265,000	5.000		01/01/2030	4,420,024
City of Chicago IL Waterworks Revenue RB Series 1999 (Baa1/ A+)
1,560,000	5.000		11/01/2028	1,579,960
2,010,000	5.000		11/01/2029	2,032,255
1,000,000	5.000		11/01/2030	1,011,975
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
2,000,000	5.000		01/01/2038	2,111,501
7,490,000	5.000		01/01/2039	7,862,286
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
2,000,000	5.000		01/01/2028	2,069,265
City of Chicago Multi-Family Housing RB for United Yards 1A Project Series 2024 (Aa1/NR)
2,200,000	3.500	(a)(b)	08/01/2027	2,203,800
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
1,000,000	5.250		01/01/2053	1,011,025
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,250,000	4.500		01/01/2048	2,126,515
4,515,000	5.500		01/01/2055	4,644,168
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000	5.000		01/01/2036	2,017,215
2,500,000	5.000		01/01/2037	2,671,239
355,000	5.500		01/01/2053	368,696
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
850,000	5.000		01/01/2040	918,973
500,000	5.000		01/01/2041	536,611
City of Chicago O’Hare International Airport General Airport Senior Lien Refunding RB Series 2024D (NON-AMT) (NR/ A+)
1,040,000	5.000		01/01/2040	1,131,992
1,550,000	5.000		01/01/2042	1,664,723

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
$4,880,000	5.000%		01/01/2042	$ 4,899,651
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue and RR Bonds Series 2018A (AMT) (NR/A+)
5,660,000	5.000		01/01/2053	5,639,248
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000	4.000		01/01/2042	2,406,715
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024B (BAM) (NR/AA)
2,025,000	5.000		01/01/2031	2,200,254
City of Chicago Second Lien Wastewater Transmission RB, Refunding Series 2023B (AGM) (NR/AA)
3,350,000	5.000		01/01/2035	3,656,822
1,300,000	5.000		01/01/2036	1,409,189
200,000	5.000		01/01/2037	215,298
1,660,000	5.000		01/01/2038	1,777,486
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
1,250,000	5.000		03/01/2039	1,341,725
10,435,000	5.000		03/01/2040	11,141,430
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000	5.500		12/01/2036	10,881,798
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000	4.000		11/15/2037	3,501,493
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
4,250,000	4.000		11/15/2039	4,129,354
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000		11/15/2047	1,348,004
District of Greater Chicago Metropolitan Water Reclamation GO UT Bonds 2016 Series E (NR/AA+)
7,520,000	5.000		12/01/2045	7,551,066
Eastern Illinois Economic Development Authority Special Obligation RB Remington Road & I-57 Economic Development Project Series 2025 (NR/NR)
5,625,000	6.500		02/15/2040	5,599,965
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
460,000	5.000		11/01/2033	454,783
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
1,500,000	5.000		12/15/2040	1,607,000
400,000	5.000		12/15/2041	425,915
1,100,000	5.000		12/15/2042	1,165,302
Illinois Finance Authority Illinois Finance Authority RB Series 2025A-1 (NR/A+)
2,075,000	5.000	(a)(b)	08/15/2054	2,233,962
Illinois Finance Authority Lease RB Provident Group-Uic Grenshaw Parking Properties Llc– University of Illinois Chicago Parking Structure Project Series 2025A (Aa2/NR)
4,500,000	5.250		10/01/2049	4,692,027
5,185,000	5.250		10/01/2054	5,297,585
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BB+)
1,320,000	5.000		12/01/2034	1,289,071

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BB+) – (continued)
$1,695,000	5.000%		12/01/2039	$1,574,226
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (Aa3/AA)
2,325,000	4.000		12/01/2036	2,333,057
1,420,000	4.000		12/01/2037	1,420,505
4,230,000	4.000		12/01/2042	4,193,316
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000		12/01/2038	497,609
400,000	4.000		12/01/2040	394,745
1,085,000	4.000		12/01/2042	1,060,170
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
1,235,000	5.500	(c)	08/01/2043	1,300,953
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,000,000	5.000		03/01/2040	955,362
685,000	5.000		03/01/2042	643,709
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
1,395,000	4.000		12/15/2035	1,413,159
2,750,000	3.000		12/15/2036	2,542,858
2,000,000	3.000		12/15/2037	1,817,602
Illinois Finance Authority RB for Mercy Health Corporation Series 2016 (NR/NR)
15,205,000	5.000		12/01/2046	15,265,560
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000	4.000		07/15/2047	21,356,507
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
685,000	5.500		05/15/2026	685,939
725,000	5.500		05/15/2027	734,379
765,000	5.500		05/15/2028	782,457
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
4,000,000	6.125	(c)	04/01/2049	3,957,320
Illinois Finance Authority RB Illinois Institute of Technology Series 2025 RB Series 2025A (NR/BB+)
3,550,000	5.875	(c)	09/01/2046	3,488,448
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	05/01/2040	1,016,473
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
496,187	3.250	*	05/15/2027	4,962
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000	4.250	(d)	01/01/2028	4,111,082
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
590,000	4.000		05/15/2027	589,197
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
750,000	5.000		09/01/2026	750,024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR) – (continued)
$500,000	5.000%		09/01/2027	$500,217
500,000	5.000		09/01/2028	499,870
1,600,000	5.000		09/01/2030	1,592,033
1,000,000	5.000		09/01/2031	992,572
1,000,000	5.000		09/01/2032	989,073
1,035,000	5.000		09/01/2033	1,019,517
1,150,000	5.000		09/01/2034	1,129,416
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
900,000	4.000		09/01/2041	777,250
4,100,000	5.000		09/01/2046	4,080,414
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000		05/15/2041	362,033
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
3,025,000	5.000		10/01/2041	3,067,988
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000	4.000	(c)	10/01/2042	328,821
Illinois Finance Authority RB The University of Chicago Series 2024A (Aa2/AA-)
625,000	5.250		04/01/2041	681,046
735,000	5.250		04/01/2042	797,582
1,300,000	5.250		04/01/2044	1,394,687
1,600,000	5.250		04/01/2045	1,704,637
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BB+)
1,000,000	5.000		12/01/2049	820,675
Illinois Finance Authority Revenue Project and Refunding Bonds Series 2025A (NR/BB)
1,000,000	6.000	(c)	10/01/2045	1,011,516
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
775,000	5.000		08/01/2029	798,676
225,000	5.000		08/01/2030	232,540
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
735,000	5.000		09/01/2034	762,471
770,000	5.000		09/01/2035	794,720
1,215,000	5.000		09/01/2036	1,249,410
1,065,000	5.000		09/01/2037	1,090,501
1,345,000	5.000		09/01/2038	1,371,294
Illinois Finance Authority Surface Freight Transfer Faciliites RB Centerpoint Joliet Terminal Railroad Project Series 2010 (NR/ BBB+)
5,000,000	4.800	(a)(b)(c)	12/01/2043	5,033,718
Illinois Finance Authority Tax-Exempt Surface Freight Transfer Facilities RB for Centerpoint Joliet Terminal Railroad Project Series 2020 (NR/BBB+)
6,000,000	4.125	(a)(b)(c)	12/01/2050	5,854,136
Illinois Housing Development Authority Multifamily Housing RB, Series 2025 (Aa1/NR)
2,500,000	3.150	(a)(b)	02/01/2029	2,504,170
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000	4.250		10/01/2039	3,748,354
3,000,000	4.700		10/01/2044	3,029,620

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
$9,500,000	4.750%		10/01/2045	$9,518,955
Illinois Housing Development Authority RB Social Bonds 2024 Series I (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,545,000	4.450		10/01/2044	6,520,857
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/A+)
1,230,000	5.000		01/01/2036	1,282,755
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/A+)
5,985,000	5.000		01/01/2027	6,087,616
9,605,000	5.000		01/01/2028	9,981,050
11,610,000	5.000		01/01/2029	12,251,537
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR/BBB+)
1,500,000	5.000		06/15/2030	1,577,457
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
4,160,000	5.000		06/15/2027	4,181,540
Illinois Sports Facilities Authority Sports Facilities Refunding Bonds Series 2021 (NR/BBB+)
480,000	5.000		06/15/2032	506,493
Illinois State GO Bonds Series 2017 A (A2/A-)
375,000	4.500		12/01/2041	363,191
Illinois State GO Bonds Series 2017 D (A2/A-)
13,250,000	5.000		11/01/2026	13,417,710
25,670,000	5.000		11/01/2028	26,429,619
Illinois State GO Bonds Series 2018 A (A2/A-)
16,380,000	5.000		05/01/2031	16,969,239
1,760,000	5.000		05/01/2042	1,780,361
1,760,000	5.000		05/01/2043	1,777,501
Illinois State GO Bonds Series 2019 C (A2/A-)
3,980,000	4.000		11/01/2042	3,639,619
Illinois State GO Bonds Series 2020 (A2/A-)
1,525,000	5.500		05/01/2039	1,606,879
4,240,000	5.750		05/01/2045	4,438,517
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000	4.000		02/01/2031	1,192,592
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
2,340,000	5.000		10/01/2031	2,436,831
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
1,670,000	0.000	(f)	12/15/2029	1,476,738
Metropolitan Pier & Exposition Auth Ill Dedicated State Tax RB Mc Cormick Place Expansion 2002 A (NATL) (Baa1/A)
2,000,000	0.000	(f)	12/15/2037	1,223,398
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa1/A)
2,000,000	0.000	(f)	06/15/2034	1,467,169
1,860,000	0.000	(f)	06/15/2038	1,108,048
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
4,050,000	5.000		06/15/2029	4,164,797
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000	4.000		12/15/2026	8,366,215
1,725,000	4.000		12/15/2027	1,749,066

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa1/A)
$6,920,000	0.000	%(f)	12/15/2032	$5,431,648
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa1/A)
1,370,000	0.000	(f)	12/15/2031	1,120,333
2,190,000	0.000	(f)	06/15/2033	1,682,613
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
10,000,000	0.000	(f)	06/15/2044	4,354,189
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
2,000,000	0.000	(f)	12/15/2056	410,864
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000	5.000		12/15/2028	2,060,937
300,000	5.000		12/15/2032	306,610
600,000	5.000		12/15/2033	612,301
500,000	5.000		12/15/2034	509,507
1,260,000	0.000	(h)	12/15/2037	999,039
3,500,000	0.000	(h)	12/15/2042	2,654,730
3,850,000	0.000	(h)	12/15/2047	2,785,970
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
18,150,000	0.000	(f)	12/15/2056	3,841,878
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa1/A)
800,000	0.000	(f)	12/15/2034	573,703
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
2,710,000	0.000	(f)	06/15/2045	1,109,195
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000	4.000		06/15/2052	4,498,764
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa2/AA)
2,730,000	4.000		06/01/2046	2,477,552
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
425,000	5.000		07/01/2029	435,591
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/A+)
4,000,000	5.000		01/01/2027	4,068,582
11,000,000	5.000		01/01/2028	11,430,667
4,280,000	5.000		01/01/2029	4,513,017
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
7,500,000	5.000		01/01/2029	7,908,325
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C (Forward Delivery) (NR/A+)
1,000,000	5.000		01/01/2035	1,086,634

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C Forward Delivery (NR/A+)
$100,000	5.000%	01/01/2036	$108,061
School District Number 135 Cook County Illinois Orland Park GO Limited Tax School Bonds Series 2025 (NR/AA+)
1,625,000	5.000	12/01/2027	1,685,962
1,125,000	5.000	12/01/2028	1,190,154
1,175,000	5.000	12/01/2029	1,264,194
State of Illinois GO Bonds Series 2016 (A2/A-)
1,115,000	3.500	06/01/2031	1,108,161
1,000,000	4.000	06/01/2033	1,000,288
State of Illinois GO Bonds Series 2017 A (A2/A-)
1,455,000	4.250	12/01/2040	1,395,395
State of Illinois GO Bonds Series 2017 D (A2/A-)
925,000	3.250	11/01/2026	927,414
State of Illinois GO Bonds Series 2017C (A2/A-)
12,830,000	5.000	11/01/2029	13,188,760
State of Illinois GO Bonds Series 2017D (A2/A-)
10,000,000	5.000	11/01/2027	10,331,306
State of Illinois GO Bonds Series 2019B (A2/A-)
2,000,000	4.000	11/01/2034	1,997,902
State of Illinois GO Bonds Series 2020 (A2/A-)
3,000,000	5.500	05/01/2030	3,179,267
State of Illinois GO Bonds Series 2021A (A2/A-)
4,195,000	4.000	03/01/2041	3,897,756
State of Illinois GO Bonds Series 2022A (A2/A-)
875,000	5.500	03/01/2047	906,599
State of Illinois GO Bonds Series 2023B (A2/A-)
3,000,000	5.500	05/01/2047	3,108,651
State of Illinois GO Bonds Series of December 2023C (A2/A-)
3,610,000	5.000	12/01/2045	3,664,732
State of Illinois GO Bonds Series of May 2024B (A2/A-)
3,350,000	5.000	05/01/2038	3,573,834
7,080,000	5.000	05/01/2039	7,504,995
2,805,000	5.000	05/01/2040	2,956,327
State of Illinois GO Bonds, Series of May 2023B (A2/A-)
1,760,000	5.250	05/01/2038	1,875,443
2,195,000	5.250	05/01/2039	2,328,540
2,700,000	5.250	05/01/2040	2,851,405
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
500,000	5.000	10/01/2028	524,872
State of Illinois GO Unlimited Bonds Series 2017 A (A2/A-)
1,500,000	4.000	12/01/2033	1,502,964
5,000,000	4.250	12/01/2037	4,926,989
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (A2/A-)
5,100,000	5.000	10/01/2027	5,260,924
State of Illinois Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Series C of February 2024 (NR/A)
11,365,000	5.000	06/15/2043	11,936,356
State of Illinois Illinois GO Bonds Series of September 2025F (A2/A-)
5,700,000	5.250	09/01/2048	5,810,212
State of Illinois Illinois GO Bonds, Series of November 2016 (A2/A-)
3,740,000	5.000	11/01/2035	3,765,745

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/ AA)
$5,580,000	4.000%		06/15/2028	$5,592,163
The County of Cook, Illinois Sales Tax RB Series 2021A (NR/ AA-)
300,000	5.000		11/15/2032	323,542
270,000	5.000		11/15/2038	283,938
Transportation Infrastructure Properties LLC Trips Obligated Group City of Chicago Chicago O’Hare International Airport Senior Special Facilities RB Trips Obligated Group, Series 2025 (NR/BBB+)
1,460,000	5.500		07/01/2036	1,641,029
1,540,000	5.500		07/01/2037	1,717,969
1,625,000	5.500		07/01/2038	1,800,568
1,300,000	5.500		07/01/2039	1,431,417
1,000,000	5.500		07/01/2040	1,093,804
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (B1/NR)
2,200,000	5.625	(c)	03/01/2043	2,076,417
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
155,000	4.000	(c)	01/01/2031	152,404
715,000	5.000	(c)	01/01/2045	673,673
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
1,900,000	5.000		01/01/2030	1,909,644
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
700,000	4.250		01/01/2029	699,984
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000		12/30/2027	3,179,162
3,235,000	5.000		12/30/2028	3,435,395
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125		10/01/2041	182,879
1,420,000	4.125		10/01/2046	1,168,645
Will County Community High School District No. 210 Lincoln- Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000	4.000		01/01/2034	652,679

				1,034,285,875

Indiana - 0.7%
Brownsburg 1999 School Building Corporation AD Valorem Property Tax First Mortgage Bonds, Series 2024B (ST INTERCEPT) (NR/AA+)
1,850,000	5.000		07/15/2042	1,975,712
Brownsburg 1999 School Building Corporation Brownsburg, Indiana Ad Valorem Property Tax First Mortgage Bonds, Series 2024B (ST INTERCEPT) (NR/AA+)
1,900,000	5.000		07/15/2041	2,037,880
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000		09/01/2038	1,478,978
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
2,550,000	4.875	(c)	01/01/2044	2,563,110
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
4,500,000	9.500	(c)	10/01/2035	4,565,094

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
$540,000	5.000%		09/15/2034	$549,337
680,000	5.000		09/15/2039	681,154
445,000	4.000		09/15/2044	369,595
Indiana Finance Authority Educational Facilities RB Series 2025A (NR/NR)
545,000	5.000	(c)	10/15/2035	541,847
535,000	6.125	(c)	10/15/2045	537,849
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (Ba2/BB+)
3,540,000	4.125		12/01/2026	3,552,918
Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000	5.000		10/01/2035	1,392,089
1,000,000	5.000		10/01/2036	1,106,146
1,000,000	5.000		10/01/2037	1,099,234
75,000	5.000		10/01/2038	82,024
Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2024A forward Delivery (Aa3/AA)
1,000,000	5.000		10/01/2040	1,090,914
1,500,000	5.000		10/01/2041	1,631,593
1,700,000	5.000		10/01/2043	1,838,975
1,600,000	5.000		10/01/2044	1,720,239
1,250,000	5.000		10/01/2045	1,334,974
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000	5.000		03/01/2039	846,982
925,000	5.000		03/01/2040	972,930
600,000	5.000		03/01/2041	628,047
4,000,000	4.250		03/01/2049	3,612,854
Indiana Finance Authority Health System RB Series 2025 Indiana University Health Series 202D-1 (Aa2/AA)
6,500,000	5.000	(a)(b)	10/01/2064	6,959,737
Indiana Finance Authority RB for BHI Senior Living Series 2016A (NR/NR)
1,675,000	5.250		11/15/2046	1,677,170
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB)
2,300,000	2.100	(a)(b)	11/01/2049	2,269,770
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
165,000	4.000		07/01/2030	162,105
300,000	5.000		07/01/2040	289,833
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
2,110,000	3.000		11/01/2030	2,053,836
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
2,350,000	3.000		11/01/2030	2,287,447
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
465,000	2.520		11/15/2026	454,512
610,000	2.920		11/15/2027	577,844
850,000	3.210		11/15/2028	783,426
880,000	3.260		11/15/2029	787,264
670,000	3.300		11/15/2030	580,435

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)
Indiana Finance Authority Student Housing RB Prg Uindy Properties Llc Series 2025 (NR/BB)
$850,000	5.250%		07/01/2045	$812,142
Indiana Housing & Community Development Authority Multifamily Housing RB Sunrise Crossing Series 2024 (Aa1/ NR)
3,085,000	3.300	(a)(b)	01/01/2045	3,094,736
Indiana Housing and Community Development Authority Multifamily Housing RB Wabash Place Project Series 2025 (Aa1/NR)
6,500,000	3.125	(a)(b)	02/01/2043	6,508,312
South Bend Redevelopment Authority Lease Rental RB of 2024 (NR/AA)
2,850,000	4.000		08/01/2039	2,747,988
2,855,000	4.000		08/01/2040	2,711,820
3,080,000	4.000		08/01/2041	2,857,782
3,210,000	4.000		08/01/2042	2,946,392
1,400,000	4.250		08/01/2043	1,314,315
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A)
1,385,000	4.000		09/01/2033	1,400,866
Wawasee High School Building Corporation Kosciusko County Indiana Ad Valorem Property Tax First Mortgage Bonds Series 2024 (ST INTERCEPT) (NR/AA+)
2,210,000	5.000		07/15/2042	2,339,404

				81,827,611

Iowa - 0.7%
City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
11,195,000	5.000		05/01/2042	11,067,793
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000	4.000		06/01/2031	1,073,516
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
3,650,000	4.500		06/01/2027	3,659,740
Iowa Finance Authority Midwestern Disaster Area RB Alcoa Inc. Projects (Baa1/BBB+)
3,115,000	4.750		08/01/2042	3,115,202
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aa1/AA+)
12,550,000	5.000	(a)(b)(d)	12/01/2032	14,133,882
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
8,800,000	4.000	(a)(b)(d)	12/01/2032	9,380,778
4,700,000	5.000	(d)	12/01/2032	5,293,167
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000		05/15/2055	1,303,387
2,700,000	5.000		05/15/2055	2,454,001
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
3,825,000	5.000		05/15/2047	3,598,214
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
7,175,000	5.000		05/15/2043	7,080,019
5,400,000	5.000		05/15/2048	5,020,455

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Iowa – (continued)
Iowa Finance Authority Senior Living Facility RB Presbyterian Homes Mill Pond Project Series 2025 (NR/NR)
$825,000	5.500%		10/01/2045	$836,952
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000	4.500		07/01/2044	5,716,782
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
925,000	5.375		10/01/2052	927,044
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
3,350,000	5.250		10/01/2040	3,466,397
1,250,000	5.000		10/01/2045	1,217,225
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
5,000,000	4.000		06/01/2049	4,262,562

				83,607,116

Kansas - 0.1%
City of Garden City Kansas Sales Tax Special Obligation RB Sports of The World Star Bond Project Phase II Series 2025 (NR/NR)
1,000,000	4.250	(c)	06/01/2033	991,406
City of Manhattan Kansas Health Care Facilities RB Meadowlark Hills Series 2025B-1 (NR/NR)
1,060,000	4.200		06/01/2032	1,055,727
City of Manhattan Kansas Health Care Facilities RB Meadowlark Hills Series 2025B-2 (NR/NR)
1,000,000	3.750		06/01/2031	996,901
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,750,000	6.500		12/01/2052	1,769,135
City of Wichita Health Care Facilities RB Presbyterian Manors, Inc. Series III, 2019 (NR/NR)
1,110,000	5.000		05/15/2026	1,110,569
Kansas Development Finance Authority Multifamily Housing RB Terrace Pointe Series 2024K-2 (Aa1/NR)
835,000	5.000	(a)(b)	09/01/2028	857,810
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000	4.000		09/01/2036	3,553,541

				10,335,089

Kentucky - 1.3%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
1,925,000	4.450	(c)	01/01/2042	1,871,008
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
4,525,000	2.125		10/01/2034	3,767,363
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
6,100,000	2.000		02/01/2032	5,378,692
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	06/01/2040	1,016,473
Fayette County School District Finance Corp. School Building RB Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000	4.000		03/01/2045	3,871,815
4,400,000	4.000		03/01/2048	3,970,692

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
Kenton County KY School District Financial Coporation School Building RB 2016 B (BAM-TCRS ST INTERCEPT) (Aa3/ AA)
$1,000,000	3.000%		04/01/2030	$994,414
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
280,000	4.000		03/01/2046	247,778
330,000	4.000		03/01/2049	280,925
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
3,200,000	4.000		06/01/2037	3,138,737
400,000	4.000		06/01/2045	371,585
Kentucky Economic Development Finance Authority RB Series 2019A-2 (A3/A-)
1,000,000	5.000		08/01/2044	1,015,473
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
995,000	4.000		03/01/2027	1,005,790
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000	4.000		10/01/2034	1,981,713
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000		10/01/2033	14,701,316
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000		05/15/2038	10,012,764
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
3,600,000	5.000		10/01/2040	3,810,602
2,455,000	5.000		10/01/2041	2,596,366
830,000	5.000		10/01/2042	873,985
Louisville Jefferson County Metro Government Health System RB Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000	5.000		10/01/2033	2,140,152
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (A1/NR)
17,730,000	4.000	(a)(b)	08/01/2052	17,926,574
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series B (Baa2/NR)
24,175,000	5.000		12/01/2033	24,397,516
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2025 Series A (A1/NR)
25,000,000	5.250	(a)(b)	06/01/2055	26,457,018
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2025 Series C (A1/NR)
10,000,000	5.000		05/01/2036	10,524,279
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023 Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000	5.250	(a)(b)	04/01/2054	6,156,901
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
1,760,000	4.000		04/01/2026	1,760,000

				150,269,931

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana - 1.6%
Board of Commissioners of The Port of New Orleans Louisiana Port Facility RB Series 2025A (NON-AMT) (A2/A)
$4,325,000	5.250%		04/01/2055	$4,390,348
Board of Commissioners of The Port of New Orleans, Louisiana Port Facility RB, Series 2025B (AMT) (AGM) (A1/AA)
1,780,000	5.500		04/01/2051	1,846,272
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
3,555,000	5.000		12/01/2027	3,597,310
1,600,000	5.000		12/01/2028	1,628,251
8,475,000	5.000		12/01/2039	8,038,351
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (A1/A)
4,820,000	4.000		10/01/2041	4,537,583
Juban Crossing Economic Development District Revenue and Refunding Bonds for General Infrastructure Projects Series 2024C (NR/A-)
1,700,000	5.000		09/15/2038	1,805,602
Lakeshore Villages Master Community Development District Parish of St. Tammany Louisiana Special Assessment RB Series 2025 (NR/NR)
100,000	5.000		06/01/2033	102,641
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
120,000	4.450		06/01/2027	120,275
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
2,155,000	3.750		06/01/2030	2,118,368
5,070,000	4.375		06/01/2048	4,470,075
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
125,000	2.375		06/01/2026	124,604
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
1,935,000	5.000		08/15/2026	1,952,948
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
1,610,000	6.500	(c)	06/15/2038	1,651,877
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)
16,840,000	5.000	(c)	04/01/2035	17,068,963
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
1,725,000	5.000	(c)	11/15/2037	1,768,383
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB)
18,260,000	3.500		11/01/2032	17,733,303
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
7,110,000	4.150		09/01/2027	7,196,471

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
$6,325,000	4.200	%(a)(b)	09/01/2033	$6,408,830
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013C (NON-AMT) (A3/NR) (PUTABLE)
7,900,000	4.200	(a)(b)	09/01/2034	8,002,877
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
6,770,000	5.250	(a)(b)	12/01/2052	7,275,322
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR)
315,000	5.625	(c)	06/01/2037	323,490
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
400,000	6.000	(c)	06/01/2037	408,952
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A)
1,295,000	4.000		06/01/2050	1,085,304
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000		06/01/2050	2,486,579
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000		07/01/2044	835,853
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000		05/15/2042	3,454,877
600,000	5.000		05/15/2046	601,175
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000	4.000	(c)	06/01/2031	839,372
1,235,000	4.000	(c)	06/01/2041	1,034,764
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
480,000	4.000	(c)	06/01/2031	463,102
1,225,000	4.000	(c)	06/01/2041	1,026,385
Louisiana Public Facilities Authority Revenue and Refunding RB Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000	5.000		05/15/2030	10,724,940
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
5,000,000	5.000		05/15/2042	5,032,311
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
28,325,000	5.500		09/01/2054	28,667,585
Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
11,400,000	5.500		09/01/2059	11,480,629
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt Series 2023A (A2/NR)
2,250,000	5.000		07/01/2035	2,475,568
1,400,000	5.000		07/01/2036	1,528,758
200,000	5.000		07/01/2037	217,031
1,425,000	5.000		07/01/2038	1,538,363

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
New Orleans Aviation Board General Airport Revenue Refunding Bonds Series 2024B (AMT) (A2/NR)
$5,790,000	5.250%		01/01/2041	$6,158,533
Parish of St. James State of Louisiana RB Nustar Logistics, L.P. Project Series 2011 (NON-AMT) (Ba1/BB+) (PUTABLE)
3,750,000	3.700	(a)(b)	08/01/2041	3,794,813
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
7,210,000	4.050	(a)(b)	06/01/2037	7,231,531

				193,248,569

Maine - 0.2%
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
1,500,000	5.000		12/01/2027	1,538,252
1,000,000	5.000		12/01/2028	1,031,273
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
1,200,000	4.000		07/01/2045	1,106,157
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
6,785,000	4.000		07/01/2050	5,885,320
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
3,775,000	4.250		07/01/2054	3,354,010
Maine State Housing Authority Mortgage Purchase Bonds 2022 Series F (Aa1/AA+)
2,000,000	4.850		11/15/2042	2,033,702
2,110,000	4.950		11/15/2047	2,127,078
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series C (HUD SECT 8) (Aa1/AA+)
5,045,000	4.550		11/15/2044	5,018,084

				22,093,876

Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
155,000	4.000		01/01/2036	155,768
900,000	4.000		01/01/2039	886,884
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000		09/01/2027	425,807
650,000	4.500		09/01/2033	652,143
City of Baltimore Project RB for Stormwater Projects Series 2019A (Aa2/AA-)
4,465,000	5.000		07/01/2049	4,529,579
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
135,000	2.850	(c)	06/01/2026	134,767
175,000	2.950	(c)	06/01/2027	173,261
190,000	3.050	(c)	06/01/2028	187,348
200,000	3.150	(c)	06/01/2029	196,505
200,000	3.375	(c)	06/01/2029	197,660
200,000	3.200	(c)	06/01/2030	195,200
200,000	3.250	(c)	06/01/2031	193,992
250,000	3.300	(c)	06/01/2032	241,239
270,000	3.350	(c)	06/01/2033	258,656

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
$785,000	4.000%		07/01/2029	$784,246
1,550,000	5.000		07/01/2036	1,571,662
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000	5.000		01/01/2037	1,706,473
Community Development Administration Maryland Department of Housing and Community Development RB Series 2024 D (NON-AMT) (FHA 542(C)) (Aa1/NR)
8,250,000	4.450		07/01/2044	8,171,296
Community Development Administration Multifamily Development RB Sustainability Bonds for Villages at Marley Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
3,480,000	3.300		01/01/2029	3,517,825
Community Development Administration Multifamily Development RB Sustainability Bonds Park Place At Addison Road Metro, Series 2025 C-2 (Aa1/NR)
2,925,000	3.700		01/01/2029	2,954,263
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000		01/01/2038	436,783
370,000	4.000		01/01/2039	363,888
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000		01/01/2032	626,534
530,000	4.000		01/01/2033	537,919
450,000	4.000		01/01/2034	455,433
150,000	4.000		01/01/2035	151,341
1,380,000	4.000		01/01/2037	1,381,748
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
295,000	5.700		07/01/2029	295,598
Frederick County Maryland Tax Allocation Refunding for Oakdale- Lake Linganore Development District Series 2019 B (NR/NR)
2,670,000	3.750		07/01/2039	2,481,187
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
215,000	4.000		07/01/2040	208,328
Howard County Consolidated Public Improvement Refunding Bonds 2017 Series D (Aaa/AAA)
2,355,000	5.000		02/15/2027	2,407,844
Maryland Economic Development Corp. Adjustable Mode Revenue Refunding Bonds for Constellation Energy Group Inc. Project Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000	4.100	(a)(b)	10/01/2036	1,658,852
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,230,000	5.000		11/12/2028	3,242,666
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000	5.000		06/01/2049	1,001,014
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
5,370,000	3.997		04/01/2034	3,973,278
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/ NR)
2,975,000	5.500		01/01/2046	2,992,626

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
$1,750,000	5.250%		06/01/2042	$1,739,361
580,000	5.500		06/01/2047	568,765
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250		07/01/2039	656,598
350,000	4.000		07/01/2040	328,229
750,000	4.000		07/01/2045	652,392
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/A-)
425,000	4.000		10/01/2027	429,537
440,000	4.000		10/01/2028	446,891
355,000	4.000		10/01/2029	361,481
475,000	4.000		10/01/2030	483,428
1,685,000	3.000		10/01/2034	1,552,234
1,000,000	4.000		10/01/2040	937,981
Maryland Health and Higher Educational Facilities Authority RB Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000	4.000		01/01/2038	831,365
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
650,000	5.500	(c)	05/01/2042	640,155
Maryland Health and Higher Educational Facilities Authority RB Loyola University Maryland Issue Series 2025 (A3/A-)
6,275,000	5.000		10/01/2050	6,325,354
Maryland Health and Higher Educational Facilities Authority RB Medstar Health Issue Series 2026B-1 and Series 2026B-2 Long-Term Rate (A2/A)
6,000,000	5.000	(a)(b)	08/15/2056	6,544,225
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/ NR)
250,000	5.250	(c)	07/01/2033	257,868
300,000	5.875	(c)	07/01/2043	307,245
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (A1/AA-)
10,300,000	0.000	(f)	05/01/2051	2,911,819
10,300,000	0.000	(f)	05/01/2052	2,748,801
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
3,000,000	5.000		09/01/2032	3,028,387
1,250,000	5.000		09/01/2035	1,257,019
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
290,000	4.500		06/01/2033	294,707
675,000	4.875		06/01/2042	685,518
Prince George County Special Obligation Bonds Series 2018 (NR/ NR)
3,295,000	5.125	(c)	07/01/2039	3,303,945
State of Maryland GO Bonds for State & Local Facilities Loan Series 2022A (Aa1/AAA)
10,000,000	5.000		06/01/2037	10,938,881

				97,581,799

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts - 2.0%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
$15,000,000	5.000%		01/01/2049	$15,542,526
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2023 Series A (NR/AA+)
3,425,000	5.250		07/01/2048	3,616,638
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2024 Series A (NR/AA+)
2,520,000	5.250		07/01/2052	2,645,407
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000	4.000		07/01/2051	8,914,361
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue Series 2025A (NR/BBB+)
3,080,000	5.500		08/15/2050	3,130,017
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
900,000	5.000	(c)	07/01/2044	906,044
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000		07/15/2036	5,796,574
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,000,000	5.000	(c)	11/15/2028	1,031,205
Massachusetts Development Finance Agency RB Middlesex Sustainable Energy Partners Series 2026A (NR/BBB-)
1,500,000	5.500		10/01/2041	1,616,548
1,750,000	5.500		10/01/2043	1,873,476
1,500,000	5.500		10/01/2044	1,596,295
1,250,000	5.500		10/01/2045	1,318,176
Massachusetts Development Finance Agency RB Middlesex Sustainable Energy Partners Series 2026B Federally Taxable (NR/BBB-)
8,125,000	6.750		10/01/2030	8,285,800
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000		12/01/2042	209,499
245,000	5.000		12/01/2042	247,443
Massachusetts Development Finance Agency RB Suffolk University Issue Series 2025 (Baa3/NR)
4,275,000	5.250		07/01/2055	4,108,843
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (NR/BBB+)
11,060,000	5.250		07/01/2050	11,093,464
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (Baa2/BBB+)
1,500,000	5.000		01/01/2036	1,604,646
1,200,000	5.000		01/01/2037	1,273,141
1,220,000	5.250		01/01/2038	1,306,690
900,000	5.250		01/01/2041	936,918
800,000	5.250		01/01/2045	811,374
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds Lasell Village Inc. Issue Series 2025 (NR/NR)
3,500,000	5.000		07/01/2029	3,670,842
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
425,000	5.000		07/01/2038	427,539

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)

Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-) – (continued)
$2,250,000	5.000%		07/01/2039	$2,258,500
Massachusetts Development Finance Authority Variable Rate Demand RB Williams College Issue Series N (2011) (Aa1/ AA+)
7,320,000	3.300	(a)(b)	07/01/2041	7,400,851
Massachusetts Housing Finance Agency Single Family Housing RB Series 242 (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/ AA+)
550,000	4.200		12/01/2040	545,345
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2018 Series B (Aa2/AA)
10,735,000	4.000		02/15/2041	10,746,260
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2018 Series E (Aa1/AA+)
7,525,000	5.250		09/01/2043	7,784,711
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2022, Series C (Aa1/AA+)
2,760,000	5.000		10/01/2052	2,827,789
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023 Series D (Aa1/AA+)
20,000,000	5.000		10/01/2051	20,604,126
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
2,000,000	5.000		01/01/2054	2,051,941
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series I (Aa1/AA+)
3,000,000	5.000		12/01/2048	3,132,758
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2025 Series G (Aa1/AA+)
12,500,000	5.000		12/01/2050	13,017,433
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2025, Series F (Aa1/AA+)
4,190,000	5.000		08/01/2049	4,373,243
65,000,000	5.000		08/01/2052	67,154,672
The Commonwealth of Massachusetts Series C (Aa1/AA+)
1,550,000	5.000		06/01/2051	1,606,340
University of Massachusetts Building Authority Project RB Senior, Series 2015-1 (Aa2/AA-)
9,000,000	5.000		11/01/2040	9,007,469

				234,474,904

Michigan - 2.1%
City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
8,515,000	5.000		07/01/2048	8,704,684
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
50,554,291	4.000	(b)	04/01/2044	38,924,949
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
290,000	5.000		04/01/2026	290,000
615,000	5.000		04/01/2027	625,545
645,000	5.000		04/01/2028	666,325
455,000	5.000		04/01/2029	478,154
710,000	5.000		04/01/2030	755,464
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
835,000	5.000		04/01/2034	887,118
1,920,000	5.000		04/01/2038	2,004,304

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)

City of Detroit GO Bonds Series 2021 A (Baa1/BBB) – (continued)
$1,500,000	5.000%		04/01/2039	$1,559,799
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
675,000	2.711		04/01/2026	675,000
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social Bonds (Baa1/BBB)
1,250,000	5.250		05/01/2026	1,252,096
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
3,685,000	5.000		04/01/2046	3,721,281
City of Detroit, County of Wayne, State of Michigan Unlimited Tax GO Bonds, Series 2021A (Tax-Exempt) (Social Bonds) (Baa1/ BBB)
1,880,000	5.000		04/01/2037	1,970,665
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa1/BBB)
1,250,000	5.000		04/01/2035	1,322,776
City of Kalamazoo Economic Development Corporation Limited obligation RB for Revel Creek Project, Series 2020A (Baa1/ BBB)
300,000	5.250		05/01/2027	306,328
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114	4.000	(b)	04/01/2044	1,950,132
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
11,720,000	3.228	(e)	07/01/2032	11,678,488
Grand Rapids Charter township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
3,075,000	5.000		05/15/2037	3,106,741
Great Lakes Water Authority Sewage Disposal System RR Senior Lien Bonds Series 2018B (Aa3/AA-)
5,125,000	5.000		07/01/2029	5,494,823
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
10,525,000	5.250		07/01/2035	10,575,510
Great Lakes Water Authority Water Supply System RR Senior Lien Bonds, Series 2016C (Aa3/AA-)
17,775,000	5.250		07/01/2034	17,864,545
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
1,000,000	5.875		01/01/2044	1,002,134
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
425,000	4.000		11/15/2031	425,948
Lansing Board of Water and Light City of Lansing Michigan Utility System Revenue and Revenue Refunding Bonds Series 2024A (Aa3/AA-)
10,000,000	5.250		07/01/2054	10,336,426
Lansing Board of Water and Light City of Lansing Michigan Utility System Revenue Refunding Bonds Series 2026A Mand atory Put Bonds (Aa3/AA-)
2,350,000	5.000	(a)(b)	07/01/2051	2,567,429
Michigan Finance Authority Act 38 Facilities Senior RB for The Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
1,850,000	5.500		02/28/2049	1,923,215

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
$645,000	4.000%		02/01/2042	$546,250
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/NR)
3,700,000	4.000		11/15/2050	3,159,134
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000	4.000		02/15/2047	5,598,393
13,070,000	4.000		02/15/2050	11,107,121
Michigan Finance Authority Hospital RB for Trinity Health Corporation 2013Mi-3 (NR/NR) (PUTABLE)
14,970,000	3.750	(a)	12/01/2038	15,343,108
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
735,000	3.500		09/01/2030	706,539
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
450,000	4.000		09/01/2045	356,867
3,385,000	4.000		09/01/2050	2,470,564
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
6,600,000	5.000		06/01/2040	6,787,574
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB+)
370,000	5.000		06/01/2049	361,488
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
101,825,000	0.000	(f)	06/01/2065	9,788,142
Michigan State Housing Development Authority Multifamily Housing RB Series 2025 (Aa1/NR)
985,000	3.350	(a)(b)	09/01/2027	987,724
Michigan State Housing Development Authority Rental Housing RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
1,000,000	4.450		10/01/2044	990,241
Michigan State Housing Development Authority Single-Family Mortgage RB Social Bonds 2024 Series D (NON-AMT) (Aa2/ AA+)
2,000,000	4.000		12/01/2039	1,960,988
4,500,000	4.350		12/01/2044	4,454,623
4,250,000	4.450		12/01/2049	4,060,604
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
7,350,000	3.875	(a)(b)	06/01/2053	7,307,427
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000	4.250		12/31/2038	24,169,255
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450		09/01/2030	6,640,078
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350		08/01/2029	6,537,325
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
40,075,000	0.000	(f)	06/01/2058	878,584

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
The Economic Development Corporation of The City of Kalamazoo Limited Obligation RB Friendship Village of Kalamazoo Project Series 2026B-3 Tax Exempt Mandatory Paydown Securities Temps – 50Sm (NR/NR)
$2,000,000	3.900	%(c)	08/15/2031	$1,971,018
Universal Academy RB Refunding Series 2021 (NR/BBB-)
90,000	2.000		12/01/2026	88,892
500,000	4.000		12/01/2031	496,021
1,100,000	4.000		12/01/2040	1,010,090
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (A1/A+)
400,000	5.000		12/01/2033	409,119
1,065,000	5.000		12/01/2034	1,087,723
650,000	5.000		12/01/2035	662,993
800,000	5.000		12/01/2036	814,865
880,000	5.000		12/01/2037	894,963

				252,717,592

Minnesota - 0.3%
City of Apple Valley, Minnesota Senior Housing RB Apple Valley Senior Housing, Inc. Orchard Path Phase III Project, Series 2025A (NR/NR)
550,000	5.500		09/01/2055	551,417
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
1,435,000	4.000		07/01/2031	1,394,324
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000		12/01/2029	2,251,345
2,940,000	2.000		12/01/2030	2,721,149
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
675,000	5.000		05/01/2048	680,633
Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital of Duluth Obligated Group) Series 2022A (NR/AA-)
450,000	5.000		06/15/2031	492,192
580,000	5.000		06/15/2033	638,361
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
500,000	4.000		06/15/2034	515,363
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250		02/15/2048	1,925,861
Duluth Economic Development Authority Health Care Facilities RB St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
425,000	4.000		06/15/2035	435,443
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
360,000	3.000		07/01/2026	358,683
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000	5.000		02/01/2028	363,175

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Minnesota – (continued)
Independent School District No. 709 Duluth St. Louis County Minnesota GO Capital Appreciation Facilities Maintenance Bonds Series 2025A (SD CRED PROG) (Aa1/NR)
$2,615,000	0.000	%(f)	02/01/2031	$2,222,527
1,000,000	0.000	(f)	02/01/2032	820,732
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000		05/01/2047	451,436
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
165,000	4.000		12/01/2026	165,191
165,000	4.000		12/01/2027	164,574
205,000	4.000		12/01/2028	203,763
125,000	4.000		12/01/2029	123,593
250,000	4.000		12/01/2030	245,256
170,000	4.000		12/01/2031	165,327
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (Aa1/NR)
5,980,000	4.000		12/01/2026	6,013,972
Minnesota Municipal Gas Agency D/B/A Minnesota Community Energy Gas Project RB Series 2026A (Baa1/NR)
10,000,000	5.000		09/01/2035	10,303,298
Rum River Special Education Cooperative, A Minnesota Joint Powers Entitiy Certificates of Participation Series 2025A (NR/ NR)
1,775,000	5.000		02/01/2035	1,856,378

				35,063,993

Mississippi - 0.3%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000	2.650	(a)(b)	04/01/2037	9,445,169
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Corportation Chervron U.S.A. Inc. Project Series 2009 A (Aa2/AA-/A-1+)
12,865,000	2.650	(a)(b)	12/01/2030	12,865,000
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
750,000	5.000	(c)	10/01/2026	753,298
800,000	5.000	(c)	10/01/2027	808,573
725,000	5.000	(c)	10/01/2028	737,050
825,000	5.000	(c)	10/01/2029	842,186
175,000	5.000	(c)	10/01/2030	179,032
1,400,000	5.000	(c)	10/01/2031	1,436,927
1,630,000	5.000	(c)	10/01/2033	1,651,279
Mississippi Home Corp. Single Family Mortgage RB Series 2025A (GNMA/FNMA/FHLMC) (Aa1/NR)
7,780,000	4.800		12/01/2045	7,827,677
Mississippi Home Corporation Multifamily Housing RB for Woodcrest Apartments Project Series 2024-1 (Aa1/NR) (PUTABLE)
1,675,000	5.000	(a)(b)	11/01/2028	1,725,910

				38,272,101

Missouri - 0.7%
Board of Municipal Utilities of The City of Sikeston Missouri Certificates of Participation Series 2026 (NR/BBB+)
700,000	5.000		09/01/2036	754,937
1,000,000	5.000		09/01/2037	1,069,672

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
Board of Municipal Utilities of The City of Sikeston Missouri Certificates of Participation Series 2026 (NR/BBB+) – (continued)
$1,050,000	5.000%		09/01/2038	$1,114,830
1,000,000	5.000		09/01/2039	1,054,468
1,000,000	5.000		09/01/2041	1,043,343
Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000	4.000		03/01/2041	1,165,905
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500		10/01/2041	583,522
1,060,000	2.625		10/01/2046	646,032
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
1,650,000	5.000		05/15/2041	1,664,299
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Bjc Health System Series 2025A (Aa2/AA)
5,500,000	4.000		04/01/2045	5,105,320
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
355,000	5.000		09/01/2029	362,851
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
800,000	5.000		02/01/2032	847,091
515,000	5.000		02/01/2033	548,197
555,000	5.000		02/01/2034	591,741
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
500,000	4.500	(c)	12/01/2029	500,705
Kansas City Industrial Development Authority Special Obligation Bonds for Kansas City International Airport Series 2019 A (A2/A)
4,865,000	5.000		03/01/2033	5,060,395
5,000,000	5.000		03/01/2034	5,188,044
Kansas City Municipal Assistance Corp Revenue Leasehold Bonds 2004 B-1 (AMBAC) (A2/AA-)
6,700,000	0.000	(f)	04/15/2031	5,674,458
Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000	5.000		05/01/2047	3,880,328
Missouri Development Finance Board Tax-Exempt Tax Increment and Special District RB Lakeport Village Project Series 2025A (NR/NR)
6,230,000	6.000	(c)	06/15/2040	6,206,400
6,000,000	6.500	(c)	06/15/2045	5,975,161
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,585,000	5.000		09/01/2043	2,624,153
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
370,000	4.000		08/01/2036	350,123
475,000	4.000		08/01/2041	423,720

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
$860,000	5.000%		09/01/2027	$870,484
1,065,000	5.000		09/01/2031	1,074,647
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
395,000	4.000		02/15/2037	395,459
615,000	4.000		02/15/2039	598,717
1,850,000	4.000		02/15/2044	1,687,982
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
175,000	3.000		10/01/2026	174,246
875,000	4.000		10/01/2031	864,580
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000		10/01/2030	291,214
Missouri Southern State University RB Series 2019 A (AGM) (NR/ AA)
210,000	5.000		10/01/2026	212,243
210,000	5.000		10/01/2029	223,620
150,000	5.000		10/01/2032	157,854
240,000	4.000		10/01/2034	241,922
125,000	4.000		10/01/2035	125,453
150,000	4.000		10/01/2036	149,928
170,000	4.000		10/01/2037	167,762
145,000	4.000		10/01/2038	141,776
110,000	4.000		10/01/2039	106,378
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
250,000	3.000		05/01/2026	249,767
St. Louis Municipal Finance Corp. Leasehold RB for Convention Center Expansion and Improvement Projects Series 2020 (AGM) (A1/AA)
6,000,000	5.000		10/01/2049	6,060,902
State Environmental Improvement and Energy Resources Authority of The State of Missouri Environmental Improvement RB Kansas City Power & Light Company Project, Series 2008 (Baa1/A-) (PUTABLE)
1,880,000	4.050	(a)(b)	05/01/2038	1,901,807
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/ NR)
585,000	4.000		02/15/2038	582,768
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
2,515,000	4.000	(a)(b)	05/01/2051	2,517,640
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000	5.000	(c)	06/01/2046	1,497,084
2,250,000	5.000	(c)	06/01/2054	2,142,571
The Industrial Development Authority of The City of Kansas City, Missouri Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project) Series 2019B (AGM) (A1/AA)
2,775,000	5.000		03/01/2049	2,776,729

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
The Industrial Development Authority of The City of St. Louis Missouri Multifamily Housing RB The Brewery Apartments Series 2025 (Aa1/NR)
$2,000,000	3.150	%(a)(b)	04/01/2046	$2,002,407
The Industrial Development Authority of the City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
275,000	4.875		06/15/2034	278,956
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)
1,000,000	5.000	(c)	10/01/2033	1,004,247

				80,934,838

Montana - 0.2%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000		07/01/2029	591,331
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
10,130,000	3.900	(b)	03/01/2031	10,129,966
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
3,875,000	3.875		07/01/2028	3,934,333
City of Kalispell Montana Revenue and Refunding Bonds Immanuel Living at Buffalo Hill Project Series 2025B-1 (NR/ NR)
5,450,000	4.625		05/15/2031	5,461,105
Montana Board of Housing Multifamily Housing RB for Aurora Apartments Series 2024 (Aa1/NR)
1,675,000	3.320	(a)(b)	07/01/2046	1,682,248
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,490,000	4.400		12/01/2049	1,413,097
990,000	4.450		12/01/2053	924,469

				24,136,549

Nebraska - 0.3%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
7,750,000	5.000	(a)(b)	08/01/2055	8,203,749
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000		01/01/2033	418,434
2,000,000	4.000		01/01/2035	2,005,174
1,250,000	4.000		01/01/2036	1,247,435
1,185,000	4.000		01/01/2037	1,167,235
1,500,000	4.000		01/01/2038	1,457,347
2,000,000	4.000		01/01/2039	1,918,718
Nebraska Investment Finance Authority Single Family Housing RB 2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
7,500,000	4.500		09/01/2045	7,438,679
Omaha Public Power District Electric System RB 2023 Series A (Aa2/AA)
2,755,000	5.250		02/01/2053	2,867,029

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Nebraska – (continued)

Omaha Public Power District Nebraska Electric System RB, 2025 Series A (Aa2/AA)
$2,450,000	5.250%	02/01/2055	$2,561,095
State of Nebraska State Highway Commission Highway Improvement RB Series 2025A (NR/AAA)
5,550,000	4.000	06/15/2041	5,584,553
1,950,000	4.000	06/15/2042	1,956,173

			36,825,621

Nevada - 0.6%
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
175,000	3.500	06/01/2026	174,878
185,000	3.500	06/01/2027	184,228
135,000	3.500	06/01/2028	133,373
150,000	3.500	06/01/2029	147,176
160,000	3.250	06/01/2030	153,956
285,000	3.250	06/01/2031	269,145
380,000	3.500	06/01/2032	359,224
420,000	3.500	06/01/2033	392,529
910,000	3.500	06/01/2034	841,248
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
405,000	2.750	06/01/2033	357,851
725,000	2.750	06/01/2036	606,397
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
215,000	4.250	06/01/2034	212,354
215,000	4.625	06/01/2043	208,868
345,000	4.625	06/01/2049	316,277
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000	5.000	06/15/2030	3,916,092
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
100,000	5.000	06/15/2033	107,579
850,000	5.000	06/15/2034	911,287
855,000	4.000	06/15/2038	857,515
950,000	4.000	06/15/2039	949,137
700,000	4.000	06/15/2040	692,876
Clark County School District, Nevada GO (Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000	5.000	06/15/2030	114,160
105,000	5.000	06/15/2032	113,409
Clark County School District, Nevada GO Limited Tax Building Bonds, Series 2025A (AGM) (A1/AA)
8,625,000	3.000	06/15/2044	7,016,250
Clark County, Nevada Airport System Subordinate Lien Refunding RB (McCarran International Airport) Series 2019A (NON-AMT) (Aa2/AA-)
2,600,000	5.000	07/01/2026	2,615,639
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
1,540,000	4.000	09/01/2035	1,482,156
Humboldt County Pollution Control Refunding RB for Sierra Pacific Power Company Projects Series 2016A (NON-AMT) (A3/A)
3,000,000	3.550	10/01/2029	3,044,163

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nevada – (continued)

Humboldt County Pollution Control Refunding RB for Sierra Pacific Power Company Projects Series 2016B (NON-AMT) (A3/A)
$2,845,000	3.550%		10/01/2029	$2,872,868
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
21,870,000	4.000		07/01/2049	19,359,519
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/AA-)
1,180,000	5.000		07/01/2026	1,187,041
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/AA-)
640,000	5.000		07/01/2026	643,819
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/AA-)
2,685,000	5.000		07/01/2043	2,743,724
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/AA-)
1,195,000	5.000		07/01/2027	1,230,171
Las Vegas Convention and Visitors Authority Nevada RB Series 2018C (Aa3/AA-)
1,000,000	5.000		07/01/2037	1,034,695
Nevada Housing Division Multi-Unit Housing RB Carville Park Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,535,000	5.000	(a)(b)	07/01/2028	1,572,705
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000		07/01/2040	1,738,180
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (NON-AMT) (A3/A) (PUTABLE)
5,720,000	3.625	(a)(b)	03/01/2036	5,755,788
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016G (NON-AMT) (A3/A) (PUTABLE)
2,000,000	3.625	(a)(b)	03/01/2036	2,012,513

				66,328,790

New Hampshire - 0.8%
National Finance Authority Hospital RB Series 2021B (AGM) (A1/ AA)
3,500,000	3.000		08/15/2046	2,767,900
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (Baa1/A-)
8,635,000	4.000		12/01/2028	8,742,732
National Finance Authority Solid Waste Disposal Refunding RB Waste Management,Inc. Project Series 2018A (NR/A-/A-2) (PUTABLE)
18,000,000	4.000	(a)(b)	10/01/2033	18,022,696
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
1,200,000	4.875	(c)	12/01/2033	1,197,026
National Finance Authority Special RB Emberly and Canterra Creek Projects Fort Bend and Brazoria Counties Texas Series 2024 (NR/NR)
3,925,000	5.375	(c)	12/01/2031	3,904,288
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B1/B+)
1,000,000	2.950	(b)(c)	04/01/2029	968,168

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/ NR)
$4,700,000	4.000%		01/01/2041	$4,315,299
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000	3.300	(a)(b)	06/01/2040	2,416,216
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000	3.300	(a)(b)	06/01/2040	5,915,217
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
8,710,000	5.000		08/01/2032	8,994,582
1,135,000	5.000		08/01/2033	1,170,155
4,200,000	5.000		08/01/2034	4,323,276
7,085,000	5.000		08/01/2035	7,279,436
5,430,000	5.000		08/01/2036	5,567,521
5,975,000	5.000		08/01/2037	6,111,225
5,945,000	5.000		08/01/2038	6,067,648
2,535,000	5.000		08/01/2039	2,583,760
2,000,000	5.000		08/01/2040	2,034,173
New Hampshire Health and Education Facilities Authority RB, Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000	5.000		06/01/2028	2,339,816

				94,721,134

New Jersey - 3.8%
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
3,840,000	4.000		07/01/2053	3,376,614
City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR/AA+)
1,455,000	3.000		02/15/2049	1,083,183
1,455,000	3.000		02/15/2050	1,067,394
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000		09/01/2034	1,062,763
1,350,000	3.000		09/01/2035	1,285,665
1,350,000	3.000		09/01/2036	1,266,845
1,350,000	3.000		09/01/2037	1,246,359
1,350,000	3.000		09/01/2038	1,224,049
1,100,000	3.000		09/01/2039	980,706
New Jersey Economic Development Authority Charter School RB Central Jersey College Prep Charter School Project Series 2025 (Baa3/NR)
500,000	5.000		11/01/2035	531,349
675,000	5.000		11/01/2045	676,567
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
500,000	5.000		07/01/2032	502,068
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (A1/A)
4,000,000	5.500	(d)	12/15/2026	4,086,393

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (A1/A)
$5,805,000	5.000%		06/15/2028	$6,096,302
10,295,000	5.000		06/15/2029	10,931,751
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A1/ AA)
1,500,000	5.000		06/01/2042	1,514,184
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (A1/A)
9,340,000	5.000		06/15/2029	9,917,684
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000	3.000		06/01/2032	768,489
1,545,000	5.000		06/01/2032	1,587,982
New Jersey Economic Development Authority School Facilities Construction Bonds 2016 Series AAA (A1/A)
6,415,000	5.000	(d)	12/15/2026	6,531,267
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS (A1/A)
1,610,000	5.250		06/15/2036	1,826,235
1,675,000	5.250		06/15/2038	1,870,251
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A1/A)
1,465,000	5.250		06/15/2037	1,647,931
1,675,000	5.250		06/15/2039	1,860,248
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba2/BB+)
4,325,000	5.250		09/15/2029	4,330,022
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba2/BB+)
2,600,000	5.625		11/15/2030	2,603,617
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
6,960,000	5.000		10/01/2047	6,883,739
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A1/A)
5,380,000	5.000		06/15/2037	5,509,843
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
10,325,000	5.375		01/01/2043	10,335,638
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000	3.750	(a)(b)	11/01/2034	4,867,261
New Jersey Educational Facilities Authority Princeton University RB, 2025 Series A-2 (Aaa/AAA)
12,500,000	5.000	(a)(b)	07/01/2064	14,401,010
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa2/BB-)
1,600,000	4.000		07/01/2042	1,140,786
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,415,000	3.000		07/01/2040	1,184,496

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
$4,375,000	4.125%		07/01/2054	$3,847,117
2,440,000	5.250		07/01/2054	2,535,433
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue, Series 2024A (A2/NR)
5,220,000	5.250		07/01/2049	5,517,700
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds RWJ Barnabas Health Obligated Group Issue, Series 2024-A (A1/AA-)
1,135,000	5.250		07/01/2054	1,184,130
New Jersey Housing and Mortgage Finance Agency Multifamily Conduit RB 701 Newark Avenue Project, Series 2025-E (Aa1/ NR)
3,500,000	3.150	(a)(b)	12/01/2043	3,505,117
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A1/A)
19,370,000	0.000	(f)	12/15/2036	12,828,365
New Jersey TPK Authority RB 2027 A (A1/AA-)
6,250,000	5.000	(g)	01/01/2031	6,684,114
4,710,000	5.000	(g)	01/01/2032	5,090,589
3,750,000	5.000	(g)	01/01/2033	4,087,229
3,750,000	5.000	(g)	01/01/2034	4,117,301
2,100,000	5.000	(g)	01/01/2035	2,309,825
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000	5.000		06/15/2027	2,209,809
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A1/A)
4,805,000	0.000	(f)	12/15/2035	3,350,429
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A1/A)
3,000,000	0.000	(f)	12/15/2035	2,091,839
11,270,000	0.000	(f)	12/15/2038	6,685,118
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A)
9,735,000	0.000	(f)	12/15/2026	9,543,383
1,325,000	0.000	(f)	12/15/2031	1,096,372
5,000,000	0.000	(f)	12/15/2036	3,311,401
1,495,000	0.000	(f)	12/15/2037	938,933
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A1/A)
755,000	5.000		06/15/2046	755,226
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A1/A)
20,405,000	0.000	(f)	12/15/2031	16,884,123
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A1/A)
26,425,000	0.000	(f)	12/15/2036	17,500,752
33,225,000	0.000	(f)	12/15/2037	20,866,941
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
230,000	0.000	(f)	12/15/2033	175,291
30,275,000	0.000	(f)	12/15/2038	17,958,464

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A) – (continued)
$1,000,000	0.000	%(f)	12/15/2039	$563,062
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (A1/A)
1,620,000	5.000		12/15/2039	1,688,426
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/ A+)
735,000	5.000		06/15/2030	738,076
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A1/A)
2,905,000	4.000		12/15/2031	2,972,894
2,070,000	5.000		12/15/2032	2,176,918
7,775,000	5.000		12/15/2034	8,141,979
8,840,000	5.000		12/15/2035	9,228,320
3,455,000	5.000		12/15/2036	3,595,157
2,410,000	4.250		12/15/2038	2,423,229
New Jersey Transportation Trust Fund Authority RB Series 2016 (A3/A+)
2,435,000	5.000		06/15/2030	2,445,190
New Jersey Transportation Trust Fund Authority RB Series 2018 (A1/A)
8,320,000	5.000		12/15/2033	8,736,282
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A1/A)
120,000	3.000		06/15/2050	87,590
New Jersey Transportation Trust Fund Authority Transporattion System Bonds 2010 Series A (A1/A)
4,000,000	0.000	(f)	12/15/2040	2,134,170
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series AA (A1/A)
6,490,000	4.500		06/15/2049	6,333,698
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series AA (NR/NR)
3,510,000	4.500	(d)	12/15/2028	3,694,987
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series BB (A1/A)
1,645,000	5.000		06/15/2032	1,732,369
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A1/A)
4,600,000	4.000		06/15/2045	4,326,137
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2024 Series CC (A1/A)
4,865,000	5.250		06/15/2050	5,096,112
6,335,000	5.250		06/15/2055	6,578,779
New Jersey Transportation Trust Fund Authority Transportation Program Notes 2014 Series BB-1 (A1/A)
3,260,000	5.000		06/15/2032	3,433,144
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A1/A)
3,060,000	5.000		06/15/2034	3,208,680
10,000,000	5.000		06/15/2037	10,389,702
3,000,000	5.250		06/15/2043	3,099,307
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A1/A)
2,000,000	4.000		06/15/2044	1,904,670

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A1/A)
$6,255,000	0.000	%(f)	12/15/2032	$4,978,082
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A1/A)
3,190,000	0.000	(f)	12/15/2029	2,839,409
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A1/A)
2,500,000	5.000		12/15/2032	2,674,325
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A1/A)
3,000,000	4.000		06/15/2041	2,957,657
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A1/A)
2,000,000	5.250		06/15/2041	2,172,588
3,000,000	5.250		06/15/2042	3,243,573
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
5,000,000	5.000		01/01/2027	5,095,152
New Jersey Turnpike Authority Turnpike RB, Series 2024 C (A1/ AA-)
16,750,000	5.000		01/01/2044	17,893,370
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/ AA-)
3,000,000	4.000		01/01/2043	2,950,432
New Jersey Turnpike Authority Turnpike RB Series 2021 A (A1/ AA-)
3,715,000	4.000		01/01/2042	3,688,163
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/ AA-)
1,400,000	4.500		01/01/2048	1,402,817
4,725,000	5.250		01/01/2052	4,923,808
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.375		07/01/2053	900,441
Passaic County Improvement Authority Charter School RB Paterson Charter School For Science and Technology Inc. Project Series 2025 (Baa3/NR)
575,000	4.125		07/01/2033	580,858
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (A2/NR)
1,020,000	5.000		01/01/2037	1,035,960
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A2/NR)
5,585,000	5.000		01/01/2048	5,539,373
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A1/AA)
725,000	5.000		11/01/2033	774,825
South Jersey Transportation Authority Transportation System Revenue Refunding Bonds, 2025 Series A (BAM) (Baa2/AA)
1,000,000	5.000		11/01/2038	1,105,633
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
16,420,000	5.000		06/01/2046	15,713,042

				444,472,078

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Mexico - 0.3%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
$2,975,000	3.875	%(a)(b)	06/01/2040	$3,042,036
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
2,570,000	3.875	(a)(b)	06/01/2040	2,627,911
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000	3.875	(a)(b)	06/01/2040	3,885,626
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/BBB+)
6,000,000	1.800		04/01/2029	5,630,747
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000	3.900	(a)(b)	06/01/2040	6,945,834
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/ FNMA/FHLMC) (Aa1/NR)
3,670,000	4.700		09/01/2049	3,612,385
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding and Acquisition Bonds, Series 2025 (Aa1/ NR)
6,000,000	5.000	(a)(b)	06/01/2054	6,325,396
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
200,000	5.000		09/01/2029	211,912
450,000	5.000		09/01/2030	482,649
300,000	5.000		09/01/2031	322,574
350,000	5.000		09/01/2032	374,406
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
611,000	3.750	(c)	05/01/2028	606,793
2,070,000	4.000	(c)	05/01/2033	2,006,302
2,845,000	4.250	(c)	05/01/2040	2,684,061

				38,758,632

New York - 9.4%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
2,470,000	5.250		04/01/2049	2,440,048
1,455,000	5.250		04/01/2054	1,408,024
Allegany County Capital Resource Corp. RB for Alfred University Project Series 2024 (NR/BBB+)
1,080,000	5.250		04/01/2039	1,133,266
Battery Park City Authority Senior RB Series 2025 (Aaa/NR)
25,000,000	5.000		11/01/2050	25,968,968
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
1,800,000	0.000	(f)	07/15/2044	735,548

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
$10,840,000	5.000%		07/15/2042	$10,864,607
Buffalo and Erie County Industrial Land Development Corporation Canisius University Project Tax-Exempt RB Series 2025 (NR/ BBB)
11,435,000	6.250		05/01/2045	12,027,848
Buffalo and Erie County Industrial Land Development Corporation Tax-Exempt RB Series 2025 (NR/BBB)
3,350,000	5.500		05/01/2035	3,549,108
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
100,000	4.000		06/15/2027	100,501
100,000	4.000		06/15/2028	99,687
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
675,000	5.000	(c)	09/01/2039	680,643
525,000	5.000	(c)	09/01/2044	513,313
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/B+)
725,000	5.000		06/15/2042	666,961
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
600,000	5.000		07/01/2042	599,572
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
1,425,000	5.000	(c)	12/01/2041	1,379,542
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000	5.000		07/01/2042	2,552,823
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
585,000	4.000	(c)	06/15/2031	569,428
425,000	4.000	(c)	06/15/2041	374,931
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)
1,620,000	4.000	(c)	06/15/2027	1,601,027
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
350,000	5.000	(c)	06/15/2033	367,378
425,000	5.250	(c)	06/15/2043	428,096
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/ NR)
260,000	6.500	(c)	07/01/2032	274,931
2,500,000	6.500	(c)	07/01/2042	2,553,624
850,000	6.500	(c)	07/01/2052	831,583
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
900,000	9.750	(c)	07/01/2032	896,879
Build NYC Resource Corp. Tax-Exempt RB for Success Academy Charter Schools Project Series 2024 (NR/A-)
2,110,000	5.000		09/01/2031	2,288,866
1,000,000	5.000		09/01/2033	1,075,438
Build NYC Resource Corporation RB Academic Leadership Charter School Project Series 2021 (NR/BBB-)
450,000	4.000		06/15/2036	422,795
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
750,000	4.750		06/15/2053	647,202

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Build NYC Resource Corporation RB Llc-Zeta Charter Schools Inc. Project Tax-Exempt Series 2025A (NR/BB)
$1,460,000	4.250	%(c)	10/15/2035	$1,421,208
Build NYC Resource Corporation RB Riverspring Health Senior Living Inc. Project Series 2026B-4 (NR/NR)
6,560,000	5.000		12/15/2031	6,463,165
Build NYC Resource Corporation Tax-Exempt RB Success Academy Charter Schools Project Series 2024 (NR/A-)
3,155,000	5.000		09/01/2032	3,408,164
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
7,920,000	4.250	(a)(b)	04/01/2042	8,044,685
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000	5.000		08/01/2026	2,867,844
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4 (AGM) (Aa2/AA)
1,945,000	5.000		08/01/2026	1,961,794
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4 (AGM) (Aa2/AA)
5,760,000	5.000		10/01/2026	5,837,898
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3 (Aa2/AA)
1,905,000	5.000		09/01/2026	1,926,375
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
2,500,000	5.500		05/01/2046	2,648,425
3,900,000	4.500		05/01/2049	3,715,054
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000	4.000		03/01/2050	4,201,662
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
875,000	5.000		09/01/2037	917,397
Clinton County Capital Resource Corp. (NR/A+)
2,315,000	5.000	(c)	07/01/2037	2,516,156
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aa1/NR)
2,900,000	5.000	(a)(b)	07/01/2028	2,971,235
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
2,050,000	5.250		07/01/2049	2,071,401
2,800,000	5.250		07/01/2054	2,800,361
Dormitory Authority of The State of New York Orchard Park CCRC Inc Obligated Group RB Series 2025A (NR/NR)
1,700,000	5.125		11/15/2050	1,692,080
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
750,000	5.250		05/01/2044	781,565
1,400,000	5.500		05/01/2049	1,449,571
2,800,000	5.500		05/01/2056	2,865,625
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2024A (Aa1/NR)
2,900,000	5.250		03/15/2049	3,043,599
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2025A (Aa1/NR)
7,100,000	5.000		03/15/2048	7,348,551

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
$14,675,000	3.250%		03/15/2035	$14,200,063
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2025A (Tax- Exempt) (Aa1/NR)
39,070,000	5.000		03/15/2047	40,678,965
Dormitory Authority of The State of New York State Sales Tax RB Series 2024A (Aa1/NR)
6,700,000	5.000		03/15/2032	7,494,107
Dormitory Authority of The State of New York State Sales Tax RB Series 2024B (Tax-Exempt) (Aa1/NR)
4,175,000	5.000		03/15/2049	4,326,697
Dutchess County Local Development Corp. RB for Health QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
5,000,000	5.000		07/01/2046	4,859,438
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB+)
1,000,000	5.000		07/01/2045	1,000,106
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
500,000	4.000		03/15/2039	495,768
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
29,200,000	0.000	(c)(f)	06/01/2060	728,339
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aa1/NR) ((SOFR + 0.50%))
6,174,092	4.275	(c)(e)	01/25/2033	6,173,307
HE Genesee County Funding Corporation RB Rochester Regional Health Energy Projects Series 2025A Bonds (NR/BBB+)
6,000,000	5.250		12/01/2050	6,041,521
Metropolitan Transportation Authority Dedicated Tax Fund Green Bonds Series 2024A (NR/AA)
3,305,000	5.000		11/15/2049	3,416,071
5,000,000	4.000		11/15/2051	4,419,570
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A2/NR)
2,500,000	5.000	(a)(b)	11/15/2045	2,666,322
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A2/A)
645,000	5.000		11/15/2027	646,891
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A2/A)
9,325,000	4.750		11/15/2045	9,342,561
4,445,000	5.000		11/15/2050	4,472,827
1,800,000	5.250		11/15/2055	1,823,149
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A2/A)
3,275,000	5.000		11/15/2029	3,542,250
1,450,000	5.000		11/15/2030	1,590,513
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A2/A)
1,340,000	5.000		11/15/2027	1,374,101
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A2/A)
2,465,000	4.000		11/15/2032	2,503,129

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A2/A)
$495,000	5.000%		11/15/2037	$540,942
2,720,000	5.000		11/15/2040	2,902,452
4,190,000	4.000		11/15/2043	3,964,373
Metropolitan Transportation Authority RB Refunding Series 2016 B (A2/A)
545,000	5.000		11/15/2027	551,955
Metropolitan Transportation Authority RB Refunding Series 2016 D (A2/A)
530,000	5.000		11/15/2029	536,360
755,000	5.250		11/15/2031	764,319
Metropolitan Transportation Authority RB Series 2016 C-1 (A2/A)
595,000	5.000		11/15/2028	602,373
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000	5.000		11/15/2044	11,274,647
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000	4.000		11/15/2047	4,393,090
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A2/A)
3,000,000	4.000		11/15/2047	2,686,822
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A2/A)
5,000,000	4.000		11/15/2047	4,403,781
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A2/A)
3,750,000	5.000		11/15/2027	3,894,984
400,000	5.000		11/15/2028	424,382
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A2/A)
2,765,000	5.000		11/15/2027	2,871,902
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024A (A2/A)
12,800,000	5.500		11/15/2047	13,564,319
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024B (A2/A)
3,000,000	5.000		11/15/2041	3,200,048
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A2/A)
7,055,000	5.000		11/15/2038	7,709,148
1,400,000	5.250		11/15/2045	1,484,462
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
82,790,000	0.000	(f)	06/01/2060	3,588,971
New York City Housing Development Corp. Multi-Family Housing RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000	3.700	(a)(b)	05/01/2064	10,091,395
New York City Housing Development Corporation Multi-Family Housing RB 2026 Series C (NON-AMT) (FNMA COLL) (Aa2/AA+)
18,000,000	3.100	(a)(b)	11/01/2045	17,868,665
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)
740,000	2.250	(b)	10/01/2029	703,027

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
$4,015,000	3.000%	01/01/2039	$3,489,584
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/AA)
6,025,000	4.000	03/01/2045	5,520,891
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000	3.000	03/01/2036	2,272,332
2,555,000	3.000	03/01/2040	2,216,035
1,725,000	4.000	03/01/2045	1,604,410
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2018 Series Bb (Aa1/AA+)
11,150,000	5.000	06/15/2046	11,284,492
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
3,850,000	5.000	06/15/2051	3,961,731
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
2,500,000	5.000	06/15/2049	2,586,918
2,335,000	5.250	06/15/2053	2,438,398
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2026 Series BB (Aa1/AA+)
15,000,000	5.000	06/15/2056	15,371,156
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2019 Series Ee, (Aa1/AA+)
1,000,000	4.000	06/15/2040	989,930
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2018 Series B Subseries B-1 (Aa1/AAA)
18,400,000	5.000	08/01/2045	18,619,159
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-Exempt Bonds (Aa1/AAA)
6,000,000	5.500	11/01/2045	6,428,474
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2024 Series D Subseries D-1 (Tax-Exempt) (Aa1/AAA)
2,000,000	5.000	11/01/2040	2,158,768
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 (Tax-Exempt Bonds) (Aa1/AAA)
9,235,000	5.000	11/01/2038	10,137,680
1,515,000	5.000	11/01/2040	1,641,561
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series C Subseries C-1 (Aa1/AAA)
25,760,000	5.250	05/01/2049	27,017,132
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series F Subseries F-1 (Aa1/AAA)
6,285,000	5.000	11/01/2028	6,661,678
5,000,000	5.000	11/01/2032	5,589,308

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2026 Series F Subseries F-1 (Tax- Exempt Bonds) (Aa1/AAA)
$3,250,000	5.000%		02/01/2041	$3,549,936
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2026 Series F Subseries F-1 Tax- Exempt Bonds (Aa1/AAA)
2,500,000	5.000		02/01/2053	2,565,849
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1 (Aa1/ AAA)
830,000	4.000		05/01/2045	783,530
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2024 Series C (Aa1/ AAA)
6,490,000	5.500		05/01/2042	7,173,354
8,385,000	5.250		05/01/2048	8,771,973
3,500,000	5.500		05/01/2053	3,696,513
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds(Adjustable Rate Bonds) Fiscal 2019 Subseries B-4 (Aa1/AAA/A-1+)
18,130,000	2.700	(a)(b)	08/01/2042	18,130,000
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
3,755,000	5.000		11/15/2030	3,759,759
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000	0.000	(f)	06/01/2060	6,528,958
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
4,050,000	5.150	(c)	11/15/2034	4,050,456
9,000,000	5.375	(c)	11/15/2040	8,951,430
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
4,175,000	7.250	(c)	11/15/2044	4,178,487
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
23,860,000	5.000	(c)	11/15/2044	23,860,654
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
855,000	2.625		09/15/2069	802,341
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,070,000	2.800		09/15/2069	999,293
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000	5.000		03/01/2044	9,897,296
New York Port Authority Consolidated Bonds 273rd Series (Aa3/ AA-)
7,835,000	4.000		07/15/2051	6,805,494
New York St Dorm Auth St Pers Income Tax Rev General Purpose Bonds 2022 A (NR/NR)
450,000	5.000		03/15/2027	460,189
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000	5.000	(d)	08/15/2026	2,574,015
New York State Dormitory Authority RB New York University 2001 (AMBAC) (Aa2/AA-)
945,000	5.500		07/01/2040	1,083,285

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
$1,100,000	5.000%		07/01/2033	$1,135,345
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560		07/01/2026	99,734
100,000	3.670		07/01/2027	98,823
40,000	3.760		07/01/2028	39,112
200,000	3.820		07/01/2029	193,697
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,000,000	5.000		07/01/2029	1,007,968
745,000	5.000		07/01/2030	749,835
100,000	4.000		07/01/2031	95,676
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B2/B)
540,000	5.000		07/01/2032	539,784
465,000	5.000		07/01/2034	460,938
905,000	5.000		07/01/2035	887,238
440,000	5.000		07/01/2036	428,457
545,000	4.000		07/01/2040	462,372
590,000	5.000		07/01/2041	558,527
2,315,000	4.000		07/01/2045	1,878,021
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
530,000	4.000		09/01/2036	501,132
500,000	4.000		09/01/2037	466,550
575,000	4.000		09/01/2038	529,412
615,000	4.000		09/01/2039	558,652
750,000	4.000		09/01/2040	672,617
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
2,750,000	4.000		07/01/2048	2,392,444
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000	3.000		03/15/2038	3,990,661
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000		04/01/2042	932,030
1,550,000	3.000		04/01/2048	1,176,168
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020 A (Aa1/NR)
26,685,000	4.000		03/15/2043	25,699,945
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020A (NR/NR)
10,000	4.000	(d)	09/15/2030	10,514
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2021 E (NR/NR)
5,000	4.000	(d)	03/15/2032	5,306
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2021 E (NR/AA+)
9,995,000	4.000		03/15/2038	10,044,367
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,190,000	2.875	(a)(b)(c)	12/01/2044	1,151,819
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
3,475,000	4.250	(a)(b)(c)	09/01/2050	3,523,579

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
$1,595,000	1.100	%(a)(b)	11/01/2061	$1,551,749
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
2,025,000	3.450	(a)(b)	06/15/2054	2,037,196
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
4,465,000	3.350	(a)(b)	06/15/2054	4,477,232
New York State Thruway Authority General RB Series P (Aa3/A+)
1,300,000	5.000		01/01/2049	1,356,500
1,965,000	5.250		01/01/2054	2,055,987
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000	3.000		03/15/2050	5,066,109
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000	4.000		03/15/2038	11,543,661
New York State Urban Development Corporation State Sales Tax RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000	5.000		03/15/2051	8,205,293
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
1,000,000	4.000		12/01/2040	968,994
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (Baa1/NR)
2,500,000	5.000		12/01/2036	2,644,139
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
5,180,000	5.000		01/01/2027	5,251,659
310,000	5.000		01/01/2031	317,527
8,645,000	5.000		01/01/2033	8,827,064
3,950,000	5.000		01/01/2034	4,024,353
9,625,000	4.000		01/01/2036	9,473,677
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
2,850,000	5.000		01/01/2036	2,894,257
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
4,580,000	4.000		10/01/2030	4,652,381
16,755,000	5.000		10/01/2035	17,458,673
7,315,000	5.000		10/01/2040	7,418,065
9,800,000	4.375		10/01/2045	9,124,905
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
1,225,000	2.500		10/31/2031	1,087,833
300,000	4.000		10/31/2034	301,080
4,780,000	4.000		10/31/2041	4,553,204
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A1/ AA)
1,500,000	4.000		07/01/2046	1,322,944
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000	5.000		12/01/2028	521,612
500,000	5.000		12/01/2029	528,118

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (Baa1/NR) – (continued)
$1,600,000	5.000%	12/01/2036	$1,664,362
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000	5.000	12/01/2032	177,903
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
690,000	5.000	07/01/2034	690,530
15,675,000	5.000	07/01/2041	15,680,478
21,425,000	5.000	07/01/2046	21,423,954
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/AA)
3,550,000	5.250	01/01/2050	3,550,084
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
1,150,000	5.000	06/30/2049	1,143,091
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
2,225,000	6.000	06/30/2054	2,304,774
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2022 (Baa1/NR)
500,000	5.000	12/01/2027	514,053
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa2/BBB-)
750,000	6.000	04/01/2035	822,375
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
2,000,000	5.000	08/01/2031	2,000,868
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
5,170,000	5.250	08/01/2031	5,374,998
10,275,000	5.375	08/01/2036	10,601,403
New York Transportation Development Corp. Special Facility RB Series 2021 (NR/NR)
4,340,000	3.000	08/01/2031	4,127,038
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (NR/B+)
1,695,000	5.000	08/01/2026	1,696,695
New York Transportation Development Corporation (Terminal 4 John F. Kennedy International Airport Project) Special Facility RB, Series 2020C (Baa1/BBB)
1,250,000	5.000	12/01/2029	1,338,576
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
8,375,000	5.000	06/30/2054	8,289,088
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
5,240,000	5.000	06/30/2049	5,208,520

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/ AA)
$420,000	4.000%		12/01/2033	$424,658
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
865,000	4.000		12/01/2034	872,234
670,000	4.000		12/01/2035	672,800
1,135,000	4.000		12/01/2036	1,136,789
1,260,000	3.000		12/01/2039	1,052,333
840,000	3.000		12/01/2040	687,154
6,270,000	4.000		12/01/2049	5,506,469
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000		07/01/2039	287,856
4,225,000	3.000		07/01/2044	2,745,945
Oneida Indian Nation Tax RB Series 2024B (Federally Tax- Exempt) (NR/NR)
1,435,000	6.000	(c)	09/01/2043	1,539,405
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
4,720,000	4.000		07/01/2035	3,690,611
Port Authority of New York & New Jersey Consolidated RB Series 221 (Aa3/AA-)
2,000,000	4.000		07/15/2045	1,836,053
1,500,000	4.000		07/15/2050	1,309,777
Port Authority of New York and New Jersey Consolidated Bonds 242nd Series (Aa3/AA-)
1,500,000	5.000		12/01/2026	1,520,720
Port Authority of New York Consolidated Bonds 227th Series (Aa3/ AA-)
1,555,000	3.000		10/01/2028	1,556,423
Port Authority of New York Consolidated Bonds 234th Series (Aa3/ AA-)
1,720,000	5.250		08/01/2047	1,793,007
2,300,000	5.500		08/01/2052	2,401,303
Power Authority of The State of New York Green Transmission Project RB, Series 2023A (AGM) (Aa3/AA)
1,500,000	5.000		11/15/2053	1,546,714
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,200,000	4.250		05/01/2052	5,476,277
5,225,000	5.000		05/01/2052	5,240,420
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (Aa1/NR)
10,200,000	4.000		03/15/2048	9,021,393
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (Aa1/NR)
10,000,000	4.000		02/15/2047	8,940,099
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (NR/AA+)
10,215,000	4.000		03/15/2038	10,257,749
8,175,000	4.000		03/15/2040	8,084,869
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (NR/AA+)
6,800,000	4.000		03/15/2046	6,201,961
8,700,000	4.000		03/15/2047	7,780,946

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
$1,070,000	5.000%		07/01/2027	$1,073,617
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,160,000	4.000		06/01/2050	2,789,405
The City of Geneva Development Corporation RB Hobart and William Smith Colleges Project Series 2026 (NR/A-)
1,000,000	5.000		02/01/2037	1,090,725
1,100,000	5.000		02/01/2038	1,188,071
400,000	5.000		02/01/2039	429,424
1,350,000	5.000		02/01/2042	1,420,523
780,000	5.000		02/01/2044	811,782
1,500,000	5.000		02/01/2045	1,547,271
900,000	5.000		02/01/2046	922,431
The City of New York GO Bond Fiscal 2018 Series B Subseries B-4 and B-5 (Aa2/AA/A-1)
5,000,000	2.850	(a)(b)	10/01/2046	5,000,000
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2 (Aa2/AA/A-1+)
18,560,000	2.700	(a)(b)	03/01/2040	18,560,000
The City of New York GO Bonds Fiscal 2026, Series A Tax-Exempt Bonds Subseries A-1 (Aa2/AA)
5,000,000	5.500		08/01/2050	5,340,896
5,000,000	5.250		08/01/2053	5,197,191
The Port Authority of New York and New Jersey Consolidated Bonds, Two Hundred Sixth Series (Aa3/AA-)
2,000,000	5.000		11/15/2042	2,024,385
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000	4.250		05/15/2058	7,442,576
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (A1/SP-1+)
25,000,000	5.000		02/01/2028	26,065,050
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (NR/SP-1+)
25,000,000	5.000		03/01/2028	26,149,918
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C (NR/ AA+)
5,900,000	5.250		05/15/2052	6,098,460
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Real Estate Transfer Tax RB, Series 2025A (A1/A+)
5,850,000	5.000		12/01/2050	6,005,172
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (NR/AA+)
4,800,000	5.250		05/15/2059	4,972,592
Westchester County Local Development Corporation RB for New York Blood Center Project Series 2024 (Baa1/NR)
2,755,000	5.000		07/01/2035	2,976,816
845,000	5.000		07/01/2038	896,866
Westchester County Local Development Corporation RB Series 2026A (NR/NR)
1,200,000	5.250	(c)	12/01/2040	1,190,078
Westchester County Local Development Corporation RB Series 2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
500,000	6.000	(c)	12/01/2045	508,646

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
$160,000	4.000%		10/15/2029	$158,969
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
510,000	4.000		10/15/2030	505,622

				1,102,951,189

North Carolina - 0.8%

Charlotte Douglas International Airport RB Series 2023A (NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000	5.000		07/01/2048	6,743,636
City of Charlotte, North Carolina Charlotte Douglas International Airport RB, Series 2017A (NON-AMT) (Aa3/ NR)
1,000,000	5.000		07/01/2047	1,006,179
City of Mebane Combined Utilities RB Series 2024 (Aa3/AA-)
1,800,000	4.000		08/01/2049	1,667,230
Columbus County Industrial Facilities & Pollution Control Financing Authority Environmental Improvement and Refunding RB for International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,100,000	3.450	(a)(b)	11/01/2033	1,091,559
Columbus County Industrial Facilities & Pollution Control Financing Authority Refunding RB for International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,400,000	3.450	(a)(b)	11/01/2033	1,389,257
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000		03/01/2029	5,492,825
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000	5.000		05/01/2026	1,813,895
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
1,000,000	5.000		07/01/2028	1,043,542
3,050,000	5.500		07/01/2052	3,137,088
Greater Asheville Regional Airport Authority Airport System RB, Series 2023 (AMT) (AGM) (A1/AA)
1,210,000	5.250		07/01/2041	1,294,441
North Carolina Capital Facilities Finance Agency Revenue Refunding Bonds Duke University Project Series 2016B (Aa1/ AA+)
5,290,000	5.000		10/01/2044	5,320,773
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
2,735,000	5.000		12/31/2037	2,736,805
North Carolina Housing Finance Agency Home Ownership RB Series 54-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/ AA+)
1,500,000	4.550		07/01/2044	1,493,201
North Carolina Housing Finance Agency Home Ownership RB Series 55-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/ AA+)
9,425,000	4.350		01/01/2044	9,332,960
North Carolina Medical Care Commission Health Care Facilities RB Duke University Health System, Series 2025B (Aa3/AA-)
2,850,000	5.000	(a)(b)	06/01/2055	3,052,869

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
$680,000	4.000%		09/01/2041	$627,779
325,000	4.000		09/01/2046	278,382
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
270,000	5.000		03/01/2027	273,853
255,000	5.000		03/01/2028	262,400
250,000	4.000		03/01/2029	253,654
260,000	4.000		03/01/2030	264,171
270,000	4.000		03/01/2031	274,305
725,000	4.000		03/01/2036	720,174
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,355,000	5.000		10/01/2040	1,345,965
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (Aa2/AA)
5,995,000	3.000		07/01/2045	4,820,062
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
1,905,000	4.000		09/01/2041	1,823,223
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000		07/01/2026	588,869
1,785,000	3.000		07/01/2027	1,769,139
1,040,000	4.000		07/01/2030	1,041,952
1,080,000	5.000		07/01/2031	1,111,784
1,110,000	5.000		07/01/2032	1,140,619
1,375,000	5.000		07/01/2033	1,408,106
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Deerfield Episcopal Retirement Community Project Tax-Exempt Mandatory Paydown Securities Series 2026B-3 (NR/NR)
3,640,000	3.450		11/01/2030	3,609,799
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
750,000	5.000		10/01/2044	769,267
North Carolina Medical Care Commission Retirement Facilities First Mortgage Revenue and Revenue Refunding Bonds Pennybyrn Series 2025 (NR/NR)
500,000	5.375		10/01/2045	507,908
360,000	5.625		10/01/2055	361,554
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000		01/01/2042	2,419,047
5,325,000	5.000		01/01/2049	5,370,903
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Series 2019 (Aa1/BBB)
9,500,000	5.000		01/01/2049	9,572,353
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care RB Series 2021D (Aa2/AA)
2,410,000	5.000	(a)(b)	01/15/2049	2,634,818

				89,866,346

North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
4,125,000	4.000		12/01/2035	3,972,277

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Dakota – (continued)
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
$1,875,000	3.000%		12/01/2051	$1,281,691
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000	3.000		05/01/2041	816,087
2,750,000	3.000		05/01/2046	1,822,159
Williston Parks & Recreation District Senior Sales Tax Revenue and Refunding Bonds Series 2025A (AGM) (A1/AA)
2,000,000	4.750		12/01/2050	1,948,652

				9,840,866

Ohio - 1.8%
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1 (A1/A+)
7,110,000	5.000	(a)(b)	10/01/2049	7,290,256
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000		06/01/2034	465,373
310,000	4.000		06/01/2037	310,715
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000		06/01/2048	3,543,544
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
37,685,000	0.000	(f)	06/01/2057	2,747,998
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
6,710,000	4.000		06/01/2048	5,617,723
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Refunding Bonds Series 2020 Senior Bonds Series 2020A-2 (NR/A-)
1,645,000	5.000		06/01/2036	1,724,060
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba2/BB+)
7,475,000	5.375		09/15/2027	7,485,049
Columbus Regional Airport Authority John Glenn Columbus International Airport Airport RB Series 2025A (AMT) (A2/A)
2,000,000	5.000		01/01/2030	2,126,692
3,600,000	5.000		01/01/2031	3,871,161
2,890,000	5.000		01/01/2032	3,138,449
3,000,000	5.000		01/01/2033	3,281,227
2,120,000	5.000		01/01/2034	2,326,075
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
2,525,000	7.000	(c)	07/01/2053	2,483,649
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
2,195,000	5.000		05/15/2032	2,224,304
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
6,500,000	5.000		02/15/2037	6,519,734
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa3/BBB-)
2,475,000	5.500		02/15/2052	2,405,290

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
$400,000	4.000%		09/01/2040	$349,739
625,000	4.000		09/01/2045	507,136
850,000	5.000		09/01/2049	776,413
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
3,410,000	5.000		07/01/2035	3,563,100
3,915,000	5.000		07/01/2036	4,076,284
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
5,000	4.000	(d)	07/01/2028	5,284
4,220,000	4.000		07/01/2040	3,898,097
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
3,680,000	5.250		11/15/2040	3,708,685
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Baa3/BBB-)
16,075,000	5.250		11/15/2048	15,740,622
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds, Series 2024 (Baa1/NR)
2,000,000	5.250		09/01/2049	2,003,653
County of Warren Ohio Hospital Facilities Refunding RB Series 2024A (NR/NR)
1,755,000	5.000		05/15/2034	1,876,211
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa3/BBB-)
7,325,000	5.250		02/15/2047	7,092,277
5,475,000	5.000		02/15/2052	4,953,094
760,000	5.000		02/15/2057	678,921
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
10,045,000	8.223		02/15/2040	11,340,727
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,550,000	2.000		12/01/2031	3,129,636
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
325,000	5.000		12/01/2026	327,576
325,000	5.000		12/01/2027	331,205
425,000	5.000		12/01/2028	437,314
400,000	5.000		12/01/2029	414,808
680,000	5.000		12/01/2030	703,298
800,000	5.000		12/01/2031	825,359
660,000	5.000		12/01/2032	679,131
1,170,000	5.000		12/01/2033	1,201,018
1,725,000	5.000		12/01/2035	1,760,584
650,000	5.000		12/01/2037	660,014
2,350,000	5.000		12/01/2051	2,230,590
Little Miami Local School District Counties of Warren and Clermont Ohio School Improvement Unlimited Tax GO Bonds Series 2018A (SD CRED PROG) (Aa1/AA+)
1,000,000	5.000		11/01/2043	1,000,222
Northeast Ohio Medical University RB Refunding Series 2021 A (A3/NR)
250,000	4.000		12/01/2035	247,511

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
$3,500,000	4.250	%(a)(b)	11/01/2039	$3,530,026
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
14,750,000	4.250	(a)(b)	11/01/2040	14,939,039
Ohio Air Quality Development Authority Pollution Control RB Refunding Series 2009-D (NON-AMT) (NR/BBB-)
1,200,000	3.375	(b)	08/01/2029	1,179,664
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (Baa2/BBB)
2,500,000	2.400	(a)(b)	12/01/2038	2,383,548
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (Baa2/BBB)
3,500,000	2.600	(a)(b)	06/01/2041	3,376,378
Ohio Air Quality Development Authority, State of Ohio Air Quality RB Ohio Valley Electric Corporation Project Series 2026C (Baa3/NR)
2,000,000	4.125		01/01/2036	1,974,526
Ohio Air Quality Development Authority, State of Ohio Air Quality Revenue Refunding Bonds Ohio Valley Electric Corporation Project Series 2026A (Baa3/NR)
2,675,000	3.875		01/01/2036	2,640,545
Ohio Air Quality Development Authority, State of Ohio Air Quality Revenue Refunding Bonds Ohio Valley Electric Corporation Project Series 2026B (Baa3/NR)
3,300,000	4.350		06/30/2040	3,244,620
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,245,000	5.000		01/15/2035	1,292,622
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000		12/01/2042	1,262,517
1,250,000	5.000		12/01/2045	1,214,421
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (Baa3/NR)
695,000	4.000		05/01/2037	657,003
Ohio Housing Finance Agency Multifamily Housing RB (Community Pendleton Project), Series 2025 (Aa1/NR)
1,500,000	3.400	(a)(b)	07/01/2042	1,505,174
Ohio Housing Finance Agency Multifamily Housing RB Haven’S Edge Apartments Project Series 2025A (NR/NR)
1,325,000	5.700	(c)	08/01/2043	1,382,592
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
2,400,000	4.650		09/01/2049	2,360,587
Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
900,000	5.000		01/15/2040	923,636
Ohio State Higher Educational Facilities Commission Hospital RB Project Series 2020 (A3/NR)
1,260,000	5.000		01/15/2033	1,315,474
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
925,000	5.000	(c)	12/01/2033	927,390
3,220,000	5.000	(c)	12/01/2038	3,105,708

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR) – (continued)
$5,225,000	5.000	%(c)	12/01/2048	$4,535,218
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
1,500,000	4.375	(a)(b)	06/15/2056	1,495,242
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
1,190,000	5.000		12/01/2044	1,204,328
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
390,000	3.750	(c)	12/01/2031	395,437
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000	5.000		12/01/2046	3,544,721
State of Ohio Higher Educational Facilities Senior Lien Hospital Bonds Series 2020 (A3/NR)
1,140,000	5.000		01/15/2037	1,176,645
State of Ohio Higher Educational Facility Commission State of Ohio Higher Educational Facility RB Xavier University 2024 Project (Baa3/NR)
785,000	5.000		05/01/2040	800,806
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,500,000	5.750		09/01/2037	1,544,246
1,500,000	6.000		09/01/2042	1,526,285
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa3/NR)
715,000	5.000		05/01/2041	725,784
100,000	5.000		05/01/2042	100,959
State of Ohio Higher Educational Facility Refunding RB for Xavier University 2025 Project Forward Delivery (Baa3/NR)
2,710,000	5.000		05/01/2043	2,722,019
3,590,000	5.000		05/01/2044	3,592,210
2,360,000	5.000		05/01/2045	2,360,688
State of Ohio Hospital RB, Series 2020 Premier Health Partners Obligated Group (Baa1/NR)
1,270,000	4.000		11/15/2041	1,140,723
The Franklin County Convention Facilities Authority, Ohio Hotel Project RB Series 2019 (NR/BBB-)
1,425,000	5.000		12/01/2039	1,441,093
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
3,500,000	4.000		01/01/2038	3,398,737
960,000	4.000		01/01/2041	899,723
Trinity Health Credit Group County of Franklin Ohio RB Series 2017Oh (Aa3/AA-)
2,120,000	5.000		12/01/2046	2,134,338

				216,034,480

Oklahoma - 0.7%
Broken Arrow Economic Development Authority Hackberry Market Increment District Project Tax Apportionment Bonds Series 2025 (NR/NR)
5,500,000	6.625		06/01/2045	5,594,548
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000	2.000		11/01/2029	3,604,805

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Independent School District Number 69 Canadian County, Oklahoma Mustang School District GO Building Bonds, Series 2025A (NR/AA-)
$1,510,000	4.000%		06/01/2027	$1,530,634
2,780,000	4.000		06/01/2028	2,843,236
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
925,000	4.000		09/01/2045	627,134
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA)
3,300,000	5.000		07/01/2026	3,320,359
3,400,000	5.000		07/01/2027	3,503,467
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA)
650,000	5.000		07/01/2026	654,010
500,000	5.000		07/01/2027	515,216
Oklahoma County Finance Authority Educational Facilities Lease RB Western Heights Public Schools Project, Series 2025 (NR/ BBB-)
1,450,000	5.000		09/01/2032	1,513,905
2,700,000	5.000		09/01/2035	2,781,682
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba1/BB+)
2,125,000	5.000		08/15/2029	2,182,579
5,000,000	5.500		08/15/2057	4,867,638
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000	4.000		08/15/2048	3,097,534
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba1/BB+)
2,725,000	5.500		08/15/2052	2,684,115
Oklahoma Housing Finance Agency Collateralized RB Trinity Trails Project Series 2025 (HUD SECT 8) (Aa1/NR)
1,500,000	3.200	(a)(b)	10/01/2042	1,500,868
Oklahoma Turnpike Authority Oklahoma Turnpike System Refunding Second Senior RB Series 2025B (Aa3/AA-)
3,000,000	5.000		01/01/2037	3,407,911
1,850,000	5.000		01/01/2038	2,077,561
1,475,000	5.000		01/01/2039	1,638,479
1,000,000	5.000		01/01/2040	1,102,922
1,750,000	5.000		01/01/2041	1,914,531
2,000,000	5.000		01/01/2042	2,173,890
Oklahoma Turnpike Authority Oklahoma Turnpike System Second Senior RB Series 2023 (Aa3/AA-)
4,000,000	5.500		01/01/2053	4,204,948
Payne County Economic Development Authority Educational Facilities Lease RB Stillwater Public Schools Project Series 2024 (BAM) (A3/AA)
2,105,000	5.000		09/01/2026	2,123,424
1,740,000	5.000		09/01/2027	1,790,932
Trustees of The Tulsa Municipal Airport Trust RB, Series 2025 (NR/B+)
9,100,000	6.250		12/01/2035	10,311,929
1,250,000	6.250		12/01/2040	1,369,019
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
5,800,000	5.500		12/01/2035	5,799,674

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Wagoner County Development Authority Sales Tax RB Series 2025 (NR/NR)
$1,830,000	6.500%		05/01/2035	$1,862,362

				80,599,312

Oregon - 0.3%
City of Cannon Beach Full Faith and Credit Obligations Series 2024 (NR/AA)
750,000	4.000		06/01/2054	647,367
City of Forest Grove Oregon Campus Improvement Revenue Refunding Bonds Pacific University Series 2022A Forward Delivery (NR/BBB)
1,175,000	5.000		05/01/2033	1,215,953
City of Portland Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2025 Series A (Aa2/AA)
1,125,000	5.000		10/01/2042	1,232,580
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000	5.000		12/01/2035	6,126,044
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125		11/15/2040	241,535
120,000	5.250		11/15/2050	116,948
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB)
1,385,000	3.500		03/01/2029	1,351,819
1,540,000	3.750		03/01/2032	1,458,130
Hospital Facility Authority of The City of Albany Oregon Senior Living RB Mennonite Village Project Series 2026B-1 Tax- Exempt Mandatory Paydown Securities (NR/NR)
1,270,000	3.950	(g)	11/15/2031	1,266,494
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (NR/NR)
8,895,000	5.000	(d)	07/01/2027	9,155,350
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/ BBB)
525,000	5.000		10/01/2029	548,057
225,000	5.000		10/01/2035	232,897
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000	4.000		07/01/2047	1,881,300
Port of Portland Portland International Airport RB Series Thirty A (AMT) (NR/AA-)
2,440,000	5.250		07/01/2049	2,514,692
Port of Portland RB for International Airport Series 2019 25-B (NR/AA-)
1,000,000	5.000		07/01/2034	1,047,272
1,000,000	5.000		07/01/2035	1,044,311
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
875,000	1.500		08/01/2029	821,582
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/ NR)
190,000	5.000	(c)	11/01/2034	198,751
500,000	5.000	(c)	11/01/2036	519,660

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oregon – (continued)
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
$4,155,000	5.000%		06/15/2029	$4,271,952

				35,892,694

Pennsylvania - 3.4%

Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Pennsylvania Retirement Communities RB Acts Retirement- Life Communities, Inc. Obligated Group, Series 2016 (NR/ NR)

2,485,000	5.000		11/15/2036	2,502,235
Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Retirement Communities RB Series 2016 (NR/NR)
900,000	5.000		11/15/2033	907,840
Adams County General Authority RB for The Brethren Home Community Project Series 2024A (NR/NR)
2,470,000	5.000		06/01/2034	2,594,469
1,450,000	5.000		06/01/2039	1,509,692
1,750,000	5.000		06/01/2044	1,771,033
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
1,000,000	5.250		09/01/2035	994,966
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
17,850,000	4.000		04/01/2044	16,180,288
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
5,145,000	5.000		04/01/2030	5,338,356
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A2/A)
6,230,000	4.000		07/15/2038	6,075,092
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (Ba2/BB+)
2,750,000	5.125		05/01/2030	2,898,094
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
75,000	5.000		05/01/2026	75,070
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
700,000	5.250	(c)	05/01/2032	715,522
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba2/NR)
955,000	5.000	(c)	05/01/2027	972,011
2,100,000	5.000	(c)	05/01/2032	2,114,739
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba2/NR)
700,000	5.000	(c)	05/01/2028	724,224
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/ NR)
900,000	5.000		05/01/2033	966,641
1,000,000	5.000		05/01/2034	1,068,397

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/ NR) – (continued)
$900,000	5.000%		05/01/2035	$956,464
1,000,000	5.000		05/01/2036	1,057,779
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 forward Delivery (Baa3/NR)
750,000	5.000		05/01/2032	808,741
Bethel Park School District Allegheny County Pennsylvania GO Limited Tax Bonds Series of 2024 (ST AID WITHHLDG) (Aa2/NR)
695,000	5.000		08/01/2039	753,340
1,090,000	5.000		08/01/2040	1,177,902
1,550,000	5.000		08/01/2041	1,665,772
1,500,000	5.000		08/01/2043	1,591,521
Bethel Park School District Allegheny County Pennsylvania GO Limited Tax Bonds, Series 2024 (ST AID WITHHLDG) (Aa2/ NR)
1,000,000	5.000		08/01/2042	1,067,548
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BBB+)
420,000	5.000		07/01/2026	421,700
425,000	5.000		07/01/2027	433,500
450,000	5.000		07/01/2028	465,153
475,000	5.000		07/01/2029	496,921
650,000	5.000		07/01/2030	686,614
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
120,000	5.000		10/01/2030	122,072
350,000	5.000		10/01/2031	355,587
410,000	5.000		10/01/2033	415,717
Chester County Health and Education Facilities Authority RB Series 2025 (NR/NR)
2,865,000	5.125		06/01/2046	2,908,802
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
900,000	6.000	(c)	10/15/2052	873,079
Chester County School Authority Chester County Pennsylvania School Lease RB Chester County Intermediate Unit Project Series of 2025 (Aa3/NR)
1,000,000	5.000		04/01/2041	1,056,447
500,000	5.000		04/01/2042	524,589
500,000	5.000		04/01/2044	519,090
1,000,000	5.000		04/01/2045	1,035,172
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa3/BBB+)
500,000	4.000		05/01/2036	463,359
595,000	4.000		05/01/2041	500,904
380,000	5.000		05/01/2047	341,672
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
2,075,000	4.000		03/01/2042	1,723,234
Coatesville Area School District Chester County Pennsylvania GO Bonds Series of 2025 (AGM ST AID WITHHLDG) (Aa3/AA)
2,050,000	5.250		11/15/2042	2,197,879

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Coatesville Area School District Chester County, Pennsylvania GO Bonds, Series of 2025 (AGM ST AID WITHHLDG) (Aa3/AA)
$4,650,000	5.250%		11/15/2040	$5,012,810
5,035,000	5.250		11/15/2041	5,432,594
3,150,000	5.250		11/15/2043	3,348,354
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (Aa3/AA)
21,580,000	4.000		06/01/2039	20,733,578
Commonwealth of Pennsylvania COPS Series 2018 A (A1/A)
1,250,000	4.000		07/01/2046	1,157,851
Commonwealth of Pennsylvania GO Bonds First Series of 2024 Bid Group B (Aa2/A+)
11,450,000	4.000		08/15/2044	11,141,839
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
2,000,000	5.875	(c)	10/15/2040	1,400,000
6,375,000	6.250	(c)	10/15/2053	4,143,750
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/B-)
850,000	5.000	(c)	10/15/2034	637,500
Delaware County Authority Commonwealth of Pennsylvania Haverford College RB Series 2017A (NR/AA-)
1,200,000	5.000		10/01/2042	1,209,494
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000	5.000	(c)	07/01/2031	1,466,746
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (Aa3/AA)
605,000	5.000		07/01/2027	605,779
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000		12/01/2038	746,736
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (NR/AA-) (3M USD SOFR + 0.77%)
15,800,000	0.907	(e)	05/01/2037	15,285,315
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000		06/01/2044	689,048
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
900,000	5.000		03/01/2040	865,833
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series A of 2024 (NR/NR)
900,000	5.000		05/01/2049	885,903
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2025 Luthercare Project Tax-Exempt (NR/NR)
1,525,000	4.000		12/01/2035	1,521,049
825,000	5.000		12/01/2045	830,422
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
150,000	5.000		03/01/2027	151,587
135,000	5.000		03/01/2028	137,674
160,000	5.000		03/01/2029	164,527
Latrobe Industrial Development Authority University RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000	5.000		03/01/2031	181,432
300,000	5.000		03/01/2033	308,344

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
$3,240,000	5.250%		07/01/2044	$3,037,373
Monroe County Industrial Development Authority Special Obligation Revenue Refunding Bonds Tobyhanna Township Project, Series of 2025 (Tax-Exempt) (NR/NR)
850,000	5.000		07/01/2031	871,447
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A3/A)
1,000,000	4.000		09/01/2037	987,587
550,000	4.000		09/01/2038	536,820
1,000,000	4.000		09/01/2039	969,179
Montgomery County Higher Education and Health Authority Commonwealth of Pennsylvania Arcadia University RB, Series of 2015 (NR/BBB-)
2,580,000	5.000		04/01/2029	2,580,026
Montgomery County Higher Education and Health Authority, (Commonwealth of Pennsylvania) Arcadia University RB, Series of 2015 (NR/BBB-)
1,975,000	5.000		04/01/2030	1,974,933
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000	4.100	(a)(b)	04/01/2053	2,297,222
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
1,645,000	4.100		06/01/2029	1,693,184
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000	4.450	(a)(b)	10/01/2034	2,732,623
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
1,035,000	5.000		11/15/2045	1,046,908
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
1,200,000	4.000		11/15/2043	1,128,092
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
955,000	5.000		11/15/2049	947,040
1,340,000	5.000		11/15/2055	1,306,256
Northampton County General Purpose Authority Hospital RB Series 2016A (A3/A-)
24,840,000	5.000		08/15/2046	24,863,370
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000		11/01/2039	992,078
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000	4.000		07/01/2030	1,620,538
450,000	4.000		07/01/2033	452,602
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000	5.000		07/01/2038	4,298,159

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
$750,000	5.000%		06/30/2042	$750,428
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (Aa3/ A+)
8,355,000	3.000		04/01/2039	7,351,964
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
150,000	4.000		10/15/2040	142,388
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(a)(b)	10/01/2046	10,029,811
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000	1.100	(a)(b)	06/01/2031	5,969,545
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	4,988,874
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
9,170,000	5.750		06/30/2048	9,525,811
1,350,000	5.250		06/30/2053	1,347,061
Pennsylvania Economic Development Financing Authority University RB Eastern University Project Series 2026 (NR/ BBB-)
2,000,000	5.000		10/01/2045	1,976,484
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2025B (A2/A)
7,560,000	5.000		03/15/2032	8,171,238
Pennsylvania Economic Development Financing Authority UPMC RB Series 2021A (A2/A)
1,220,000	4.000		10/15/2037	1,199,078
Pennsylvania Economic Development Financing Authority Upmc RB Series 2023A Subseries 2023A-1 (A2/A)
13,700,000	5.000		05/15/2031	14,908,996
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
2,200,000	4.000		04/15/2036	2,201,819
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000		03/01/2037	343,025
675,000	5.000		03/01/2038	695,562
500,000	5.000		03/01/2039	514,129
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (NR/AA) (3M USD SOFR + 0.60%)
3,460,000	3.228	(e)	07/01/2027	3,442,861
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series 2018 B (A2/NR)
9,995,000	5.250		12/01/2048	10,221,032
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
10,000,000	5.250		12/01/2044	10,326,420

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
$4,250,000	5.000%		12/01/2036	$4,482,245
750,000	5.000		12/01/2038	786,656
Pennsylvania Turnpike Commission Turnpike Subordinate RB, Series A of 2019 (A2/NR)
1,125,000	5.000		12/01/2044	1,161,942
Pennsylvania Turnpike Commission Turnpike Subordinate RB, Series B of 2017 Sub-Series B-1 of 2017 (A2/NR)
4,200,000	5.250		06/01/2047	4,243,635
Philadelphia Airport Revenue and Refunding Bonds Series 2021 (A1/NR)
5,750,000	5.000		07/01/2026	5,779,208
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
650,000	5.125		06/15/2042	651,142
Philadelphia Authority for Industrial Development Pennsylvania Healthcare Facility RB Series 2025A (NR/NR)
2,000,000	6.000		06/01/2045	2,092,637
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
255,000	4.000		06/15/2029	251,865
1,000,000	5.000		06/15/2039	984,038
Philadelphia Authority for Industrial Development RB for Mast Community Charter School II Series 2020 A (NR/BBB)
600,000	5.000		08/01/2040	602,826
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)
900,000	5.000	(c)	06/15/2040	897,400
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB)
1,300,000	5.000	(c)	06/15/2033	1,304,318
Philadelphia Authority For Industrial Development The Children’S Hospital of Philadelphia Project Hospital RB Series A of 2024 (Aa2/AA)
18,180,000	5.500		07/01/2053	19,204,172
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
1,000,000	5.000		07/01/2028	1,014,828
Philadelphia IDA University RB for St. Joseph’s University Project Series 2022 (NR/A-)
2,500,000	5.250		11/01/2052	2,541,157
Philadelphia Redevelopment Authority City Service Agreement RB, Series B of 2024 (A1/A+)
725,000	5.000		09/01/2044	764,230
Philadelphia Redevelopment Authority City Service Agreement RB for City of Philadelphia Neighborhood Preservation Initiative Series B of 2024 (Tax-Exempt Social Bonds) (A1/A+)
1,215,000	5.000		09/01/2040	1,304,737
1,350,000	5.000		09/01/2041	1,445,753
500,000	5.000		09/01/2042	531,346
340,000	5.000		09/01/2043	359,859
Philadelphia Redevelopment Authority City Service Agreement RB Series B of 2026 (A1/A+)
4,000,000	5.000		11/01/2043	4,287,610
3,125,000	5.000		11/01/2044	3,323,464

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Philadelphia Redevelopment Authority City Service Agreement RB Series B of 2026 City of Philadelphia H.O.M.E. Plan (Tax- Exempt) (A1/A+)
$3,000,000	5.000%		11/01/2042	$3,235,160
Philadelphia School District GO Bonds Series 2015 A (ST AID WITHHLDG) (Aa3/NR)
2,415,000	5.000		09/01/2027	2,419,500
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A1/AA)
150,000	5.000		09/01/2034	159,037
265,000	5.000		09/01/2035	279,889
300,000	5.000		09/01/2036	315,671
300,000	5.000		09/01/2037	314,439
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
2,000,000	4.000		09/01/2034	2,043,989
School District of Haverford Township Delaware County Pennsylvania GO Bonds Series of 2025 (ST AID WITHHLDG) (Aa2/NR)
1,210,000	5.000		03/15/2039	1,288,879
1,000,000	5.000		03/15/2040	1,061,364
1,000,000	5.000		03/15/2041	1,056,252
School District of Haverford Township Delaware County, Pennsylvania GO Bonds, Series of 2025 (ST AID WITHHLDG) (Aa2/NR)
750,000	5.000		03/15/2042	789,592
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/A-)
190,000	5.000		11/15/2028	190,170
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2038	1,102,848
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
425,000	4.000		10/01/2029	414,124
425,000	5.000		10/01/2039	400,510
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
7,291,000	7.000		06/30/2039	6,120,617
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
3,083,000	0.000	(h)	06/30/2044	2,267,837
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
2,256,000	0.000	(h)	06/30/2044	1,254,225
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
1,584,000	8.000		06/30/2034	1,616,334
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
786,000	6.000		06/30/2034	837,484
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
9,236,000	5.000		06/30/2039	8,688,785
The Hospitals and Higher Education Facilities Authority of Philadelphia Hospital RB (Temple University Health System Obligated Group) Series 2017 (Baa3/BBB)
3,480,000	5.000		07/01/2027	3,550,887

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
The Pittsburgh Water and Sewer Authority Water and Sewer System Subordinate Revenue Refunding Bonds, Series B of 2019 (AGM) (NR/AA)
$500,000	4.000%		09/01/2035	$508,671
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
200,000	6.000	(c)	07/01/2029	199,518
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
490,000	5.000		07/01/2030	510,723

				397,170,928

Puerto Rico - 5.5%
GDB Debt Recovery Authority Bonds (NR/NR)
5,959,870	7.500		08/20/2040	5,840,847
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868	5.250		07/01/2038	1,288,162
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
4,000,000	5.000	(c)	07/01/2030	4,218,922
16,475,000	5.000	(c)	07/01/2035	17,018,174
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
5,580,000	5.000	(c)	07/01/2037	5,777,757
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
27,265,000	5.000	(c)	07/01/2047	26,750,060
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)
10,000,000	3.500	(c)	07/01/2026	9,991,302
600,000	3.750	(c)	07/01/2027	599,877
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
900,000	5.000	(c)	07/01/2037	927,342
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
13,135,000	4.000	(c)	07/01/2042	12,410,857
Puerto Rico Commonwealth GO Bonds (NR/NR)
16,921,562	0.010	(b)(h)(i)	11/01/2043	11,337,446
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
7,992,129	0.010	(b)(h)(i)	11/01/2051	4,875,198
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
10,774,017	0.010	(b)(h)(i)	11/01/2051	7,461,007
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
1,750,000	5.625		07/01/2027	1,783,738
10,915,508	5.625		07/01/2029	11,525,242
14,288,948	5.750		07/01/2031	15,600,133
23,153,085	0.000	(f)	07/01/2033	16,802,949
4,598,951	4.000		07/01/2033	4,590,525
3,601,382	4.000		07/01/2035	3,548,280
7,727,039	4.000		07/01/2037	7,460,655
12,189,086	4.000		07/01/2041	11,280,011
21,753,596	4.000		07/01/2046	18,668,242
Puerto Rico Elecric Power Authority Power Revenue National Non NN (NATL) (NR/NR)
1,000,000	4.750		07/01/2033	989,751

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/ NR)
$6,690,000	5.000	%*	07/01/2042	$4,440,488
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/ NR)
1,350,000	7.000	*	07/01/2033	896,063
12,915,000	6.750	*	07/01/2036	8,572,331
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972	10.000	*	07/01/2022	130,986
Puerto Rico Electric Power Authority Power RB Series AAA (NR/ NR)
1,050,000	5.250	*	07/01/2031	696,938
Puerto Rico Electric Power Authority Power RB Series CCC (NR/ NR)
225,000	5.000	*	07/01/2022	149,625
4,075,000	5.250	*	07/01/2026	2,704,781
1,555,000	5.000	*	07/01/2028	1,032,131
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/ NR)
590,915	10.000	*	01/01/2021	392,958
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/ NR)
590,915	10.000	*	07/01/2021	392,958
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/ NR)
196,972	10.000	*	01/01/2022	130,986
Puerto Rico Electric Power Authority Power RB Series TT (NR/ NR)
220,000	5.000	*	07/01/2025	146,300
11,060,000	5.000	*	07/01/2032	7,341,075
1,500,000	5.000	*	07/01/2037	995,625
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
350,000	5.250		07/01/2029	353,296
215,000	5.250		07/01/2030	216,876
1,150,000	5.250		07/01/2032	1,155,132
Puerto Rico Electric Power Authority Power RB Series WW (NR/ NR)
4,585,000	5.500	*	07/01/2038	3,043,294
Puerto Rico Electric Power Authority Power RB Series XX (NR/ NR)
3,335,000	5.250	*	07/01/2035	2,213,606
22,075,000	5.250	*	07/01/2040	14,652,281
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/ NR)
1,000,000	5.250	*	07/01/2019	665,000
330,000	5.250	*	07/01/2025	219,450
1,420,000	5.250	*	07/01/2026	942,525
Puerto Rico Electric Power Authority Power RB, Series 2013A (NR/NR)
1,150,000	7.000	*	07/01/2043	763,313
Puerto Rico Electric Power Authority Power RB, Series AAA (NR/ NR)
435,000	5.250	*	07/01/2024	289,275
Puerto Rico Electric Power Authority Power Revenue Custodial Receipts Series Prb MM (NATL) (NR/NR)
12,000,000	0.000	(c)(h)	07/01/2030	7,725,000

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD SOFR + 0.52%)
$15,925,000	3.148	%(e)	07/01/2029	$15,544,896
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
3,250,000	5.000	*	07/01/2037	2,157,188
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
2,185,000	6.500		01/01/2041	2,483,196
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds Cofina, 2019 A-2A (NR/NR)
900,000	4.550		07/01/2040	896,486
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
10,770,000	4.550		07/01/2040	10,727,954
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
37,861,000	4.329		07/01/2040	37,312,318
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
12,318,000	0.000	(f)	07/01/2027	11,841,475
10,438,000	0.000	(f)	07/01/2029	9,378,927
19,009,000	0.000	(f)	07/01/2031	15,800,228
28,145,000	0.000	(f)	07/01/2033	21,625,602
60,964,000	0.000	(f)	07/01/2046	21,360,889
22,036,000	0.000	(f)	07/01/2051	5,619,951
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
127,419,000	4.329		07/01/2040	125,572,444
143,000	4.536		07/01/2053	127,787
23,589,000	4.784		07/01/2058	21,779,679
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
34,064,000	4.500		07/01/2034	34,063,377
13,699,000	4.750		07/01/2053	12,756,350
41,312,000	5.000		07/01/2058	39,273,133

				649,330,650

Rhode Island - 0.3%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
1,150,000	5.250		09/15/2042	1,243,509
850,000	5.250		09/15/2043	912,455
500,000	5.250		09/15/2044	533,176
Providence Public Buildings Authority Capital Improvement Program Projects RB, 2024 Series A (AGM) (A1/AA)
100,000	5.250		09/15/2041	108,875
Rhode Island Health and Educational Building Corp. RB for Cumberland Public School Financing Program Series 2023 A (NR/AA+)
3,655,000	5.000		05/15/2048	3,795,054
Rhode Island Health and Educational Building Corporation Hospital Financing RB Brown University Health Obligated Group Issue Series 2026B Fixed Rate Mode (NR/BBB+)
5,685,000	5.000		05/15/2031	6,123,042

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Rhode Island – (continued)
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
$3,125,000	5.250%		05/15/2049	$3,128,445
4,145,000	5.250		05/15/2054	4,063,092
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
5,025,000	4.125		05/15/2053	4,538,618
Rhode Island Health and Educational Building Corporation Student Housing RB PRG RI Properties Llc Senior Series 2025A (AGM) (NR/AA)
1,050,000	5.000		07/01/2045	1,057,944
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000	5.000		10/01/2042	5,173,898
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000	4.450		10/01/2044	4,024,857
Rhode Island Infrastructure Bank State Revolving Fund RB Series 2025A (NR/AAA)
2,105,000	5.250		10/01/2054	2,211,307

				36,914,272

South Carolina - 0.9%
City of Charleston Waterworks & Sewer System Capital Improvement RB Series 2022 (Aaa/AAA)
7,145,000	5.000		01/01/2052	7,365,088
Clemson University (Aa3/NR)
2,800,000	5.000		05/01/2050	2,906,044
Clemson University South Carolina Athletic Facilities RB Series 2025A (Aa3/NR)
1,000,000	5.000		05/01/2055	1,028,739
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB, Series 2025 (NR/NR)
450,000	4.250	(c)	06/01/2030	450,572
550,000	6.000	(c)	06/01/2045	569,406
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS (AMBAC) (A3/A-)
23,915,000	0.000	(f)	01/01/2027	23,369,709
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
205,000	3.000	(c)	11/01/2026	202,683
900,000	3.625	(c)	11/01/2031	819,291
1,165,000	3.750	(c)	11/01/2036	982,945
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
1,920,000	5.125	(c)	06/15/2042	1,838,108
South Carolina Jobs Economic Deveopment Authority Entrance Feee Principal Redemption Bonds Wesley Commons Project Series 2025B (NR/NR)
4,200,000	3.875		10/01/2030	4,193,166
South Carolina Jobs-Economic Development Authority Economic Development RB Wofford College Project Series 2024 (NR/A-)
8,350,000	5.000		04/01/2034	9,185,016

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Educational Facilities RB Polaris Tech Charter School Project Series 2022A (Tax Exempt) (NR/NR)
$1,860,000	4.625	%(c)	06/15/2032	$1,836,841
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
4,125,000	4.000		11/01/2042	3,909,229
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group, Series 2024A (A1/A+)
4,850,000	5.250		11/01/2044	5,162,791
South Carolina Jobs-Economic Development Authority Solid Waste Disposal RB for Enerra South Carolina Project Series 2024 (Aa1/NR) (PUTABLE)
6,500,000	3.700	(a)(b)(c)	12/15/2027	6,499,924
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000	5.000		07/01/2037	3,828,674
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
10,000,000	5.750		12/01/2047	10,755,358
South Carolina Public Service Authority Revenue Refunding Obligations Santee Cooper Consisting of Series 2024-B (Tax- Exempt) (A3/A-)
5,400,000	4.125		12/01/2044	5,132,711
South Carolina State Housing Finance and Development Authority Mortgage RB, Series 2025 B (NON-AMT) (GNMA/FNMA/ FHLMC) (Aaa/NR)
6,000,000	5.000		07/01/2050	6,022,835
South Carolina State Housing Finance And Development Authority Multifamily Housing RB Oak Grove Apartments Series 2025 (Aa1/NR)
1,125,000	3.150	(a)(b)	11/01/2043	1,126,382
South Carolina State Housing Finance and Development Authority Multifamily Housing RB Poplar Square Apartments Project Series 2025 (Aa1/NR)
1,125,000	5.000	(a)(b)	04/01/2028	1,147,301
1,120,000	5.000	(a)(b)	11/01/2028	1,154,041
South Carolina State Public Service Authority Revenue Refunding Obligations 2016 A (NR/A-)
3,245,000	5.000		12/01/2037	3,251,598
South Carolina State Public Service Authority Revenue Refunding Obligations 2016 A (NR/NR)
1,560,000	5.000		12/01/2037	1,566,345
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
500,000	5.000		04/15/2032	535,369
500,000	5.000		04/15/2033	533,103
500,000	5.000		04/15/2034	530,760
525,000	5.000		04/15/2035	555,451
600,000	4.000		04/15/2036	604,467
550,000	4.000		04/15/2037	550,541
525,000	4.000		04/15/2038	521,725
700,000	4.000		04/15/2039	686,488
750,000	4.000		04/15/2040	727,819

				109,550,520

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
$650,000	4.000%		08/01/2041	$574,385
1,200,000	4.000		08/01/2051	941,601

				1,515,986

Tennessee - 0.4%
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,800,000	4.000		07/01/2040	1,697,767
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
1,250,000	5.250		07/01/2049	1,288,429
1,000,000	5.500		07/01/2054	1,042,528
Knoxville’s Community Development Corporation Collateralized Multifamily Housing Bonds Scenic View at Hardin Valley Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
2,250,000	3.500	(a)(b)	12/01/2029	2,265,533
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A)
700,000	5.000		07/01/2046	700,439
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2026D (NR/AA-)
1,625,000	5.000		07/01/2041	1,738,040
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (AMT) (A1/NR)
1,700,000	5.000		07/01/2026	1,707,906
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2026B (NR/AA-)
2,050,000	5.000		07/01/2041	2,192,604
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
355,000	4.500	(c)	06/01/2028	358,050
Oak Ridge Housing Authority Multifamily Housing RB (Oak Ridge Redevelopment), Series 2025 (Aa1/NR)
4,240,000	3.200	(a)(b)	12/01/2044	4,243,448
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A (Aa1/NR)
14,250,000	5.000	(a)(b)	10/01/2054	14,938,263
Tennessee Housing Development Agency Residential Finance Program Bonds Issue 2025-2A (NON-AMT) (Aa1/AA+)
1,300,000	4.850		07/01/2040	1,334,598

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County Tennessee Multifamily Housing RB Burning Tree Apartments Project Series 2025 (FHA 221(D)(4)) (Aa1/NR)

1,775,000	5.000	(a)(b)	10/01/2028	1,826,272
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Multifamily Housing RB Trinity Flats Apartments Series 2024B (Aa1/NR)
1,360,000	3.650	(a)(b)	10/01/2046	1,370,760
The Health Educational and Housing Facility Board of he County of Shelby Tennessee Health Care Revenue Refunding Bonds Baptist Memorial Health Care Series 2025B (NR/BBB+) (PUTABLE)
3,715,000	5.000	(a)(b)	09/01/2044	3,946,619

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – (continued)
The Health Educational and Housing Facility Board of The City of Chattanooga Tennessee Collateralized Multifamily Housing Bonds Espero Chattanooga Project Series 2023 (HUD SECT 8) (Aa1/NR)
$360,000	3.000	%(a)(b)	12/01/2043	$360,133
The Sports Authority of The County of Hamilton and The City of Chattanooga Public Facility RB for Stadium Project Series 2024A (NR/AAA)
1,750,000	5.750		12/01/2050	1,909,476
2,520,000	6.000		12/01/2055	2,784,802

				45,705,667

Texas - 8.9%
Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000	3.000		02/15/2042	2,098,766
Aldine Independent School District Harris County Texas UT School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/AAA)
3,975,000	4.000		02/15/2054	3,475,096
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)
2,750,000	5.250	(c)	09/01/2047	2,729,648
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000	4.250	(c)	06/15/2039	881,928
830,000	4.500	(c)	06/15/2044	766,317
915,000	4.750	(c)	06/15/2049	823,179
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625	*	08/15/2052	741,000
Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Ba1/NR)
1,050,000	4.500		08/15/2039	1,033,138
1,075,000	4.750		08/15/2044	1,017,730
750,000	5.000		08/15/2049	702,907
Arlington Higher Education Finance Corp. Harmony Public Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000	4.000		02/15/2049	7,098,182
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
190,000	5.000		08/15/2026	190,560
200,000	5.000		08/15/2027	202,234
80,000	5.000		08/15/2028	81,437
160,000	4.000		08/15/2029	158,277
165,000	4.000		08/15/2030	162,134
180,000	4.000		08/15/2031	175,544
Arlington Higher Education Finance Corporation Education RB Logos Preparatory Academy Series 2026 (NR/NR)
3,700,000	5.000	(c)	06/01/2040	3,500,142
Arlington Independent School District UT School Building and Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,125,000	5.000		02/15/2027	1,149,762
Austin Community College District Limited Tax Bonds Series 2023 (Aa1/AA+)
3,750,000	5.250		08/01/2053	3,899,354
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000		01/01/2029	1,362,509

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Austin Independent School District UT School Building Bonds Series 2023 (NON-PSF) (Aaa/NR)
$5,670,000	5.000%		08/01/2043	$6,022,194
Bastrop County, Special Assessment RB, Series 2023 Double Eagle Ranch Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.250	(c)	09/01/2043	1,016,857
Bastrop County, Special Assessment RB, Series 2024 Double Eagle Ranch Public Improvement District Improvement Area #2 Project (NR/NR)
225,000	4.500		09/01/2031	229,432
Bastrop Independent School District A Political Subdivision of The State of Texas Located in Bastrop County Texas UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
2,000,000	5.000		02/15/2053	2,031,324
Baytown Municipal Development District Combination Limited Sales Tax Revenue and 3rd Lien Hotel RB Series 2021C (NR/ AA-)
1,590,000	5.000		10/01/2040	1,615,699
Bexar Management and Development Corp. Multifamily Housing RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
4,325,000	3.020	(a)(b)	05/10/2045	4,326,356

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

3,075,000	4.000	(a)(b)	02/01/2054	3,130,829
Carrollton-Farmers Branch Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,925,000	5.000		02/15/2027	1,966,361
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A2/A+)
645,000	5.000		01/01/2037	677,928
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A2/A+)
2,330,000	3.000		01/01/2046	1,754,787
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport Joint RR Bonds Series 2023C (A1/AA-)
4,300,000	5.000		11/01/2030	4,636,985
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport, Joint RR and Improvement Bonds, Series 2023B (A1/AA-)
1,000,000	5.000		11/01/2042	1,070,986
City of Alvarado, Texas A Municipal Corporation of The State of Texas Located In Johnson County Special Assessment RB, Series 2025 (NR/NR)
359,000	4.500	(c)	09/01/2032	363,816
City of Balch Springs, Texas Special Assessment RB, Series 2025 (NR/NR)
349,000	4.625	(c)	09/15/2032	356,310
715,000	5.625	(c)	09/15/2045	737,035
City of Blue Ridge, Texas, Special Assessment RB, Series 2025 (NR/NR)
338,000	4.500	(c)	09/15/2032	342,990
City of Boyd Texas A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
564,000	4.500	(c)	09/15/2032	573,093

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
$5,000	5.750	%(c)	09/01/2029	$5,182
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
100,000	3.250	(c)	09/15/2026	99,795
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,402,000	5.750	(c)	09/01/2042	1,477,440
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
305,000	4.875	(c)	09/15/2031	308,771
400,000	5.500	(c)	09/15/2044	406,210
City of Anna Special Assessment RB for Woods at Lindsey Place Public and District Improvement Area #1 Project Series 2023 (NR/NR)
781,000	5.625	(c)	09/15/2043	809,843
City of Anna Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB Series 2025 (NR/NR)
1,002,000	4.250		09/15/2035	995,956
302,000	4.500	(c)	09/15/2035	299,970
1,006,000	5.200		09/15/2045	1,011,403
700,000	5.500	(c)	09/15/2045	706,553
City of Anna Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB Series 2026 (NR/NR)
889,000	4.500	(c)(g)	09/01/2036	890,815
1,300,000	4.000	(c)	09/15/2036	1,255,102
1,194,000	5.625	(c)(g)	09/01/2046	1,197,240
City of Aubrey Special Assessment RB for Aubrey Public Improvement District No. 1 Project Series 2023 (NR/NR)
725,000	5.000	(c)	09/01/2030	739,253
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
690,000	5.250	(c)	09/01/2032	714,959
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
1,350,000	5.000		09/01/2037	1,455,767
1,250,000	5.000		09/01/2045	1,282,158
City of Aubrey Texas A Municipal Corp. of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
400,000	4.375	(c)	12/31/2030	399,986
550,000	4.625	(c)	12/31/2035	552,557
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000	5.000		11/15/2031	4,230,913
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000	5.000		11/15/2032	2,087,074
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
1,885,000	4.000	(c)	11/01/2028	1,880,091
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Improvement Area #3 Series 2024 (NR/NR)
560,000	5.000	(c)	11/01/2044	554,781

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
$777,000	5.375	%(c)	11/01/2042	$796,119
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,300,000	5.000		11/15/2038	1,405,801
2,250,000	5.000		11/15/2039	2,421,506
2,000,000	5.000		11/15/2040	2,143,961
City of Bastrop Texas A Municipal Corp. of The State of Texas Located In Bastrop County Special Assessment RB Series 2025 (NR/NR)
493,000	4.250	(c)	09/01/2030	497,003
608,000	4.625	(c)	09/01/2035	621,453
621,000	5.375	(c)	09/01/2045	627,670
City of Beaumont Waterworks and Sewer System RB Series 2024 (BAM) (A1/AA)
525,000	5.000		09/01/2041	561,850
1,300,000	5.000		09/01/2042	1,385,063
1,000,000	5.000		09/01/2044	1,051,905
City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
1,405,000	5.500	(c)	09/15/2053	1,401,223
City of Buda Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
1,500,000	5.875	(c)	09/01/2045	1,506,060
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Major Improvement Area Project) (NR/NR)
900,000	5.750	(c)	09/01/2033	907,229
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
140,000	3.125	(c)	09/01/2030	132,976
180,000	3.250	(c)	09/01/2030	172,772
355,000	4.000	(c)	09/01/2040	318,535
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
44,000	2.500	(c)	09/01/2026	43,751
158,000	3.000	(c)	09/01/2031	145,012
329,000	3.375	(c)	09/01/2041	267,168
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
430,000	4.625	(c)	09/01/2032	429,119
704,000	4.875	(c)	09/01/2042	692,187
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
767,000	5.750	(c)	09/01/2043	780,105
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
118,000	2.750	(c)	09/01/2027	115,139
432,000	3.125	(c)	09/01/2032	401,679
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
812,000	5.375		09/01/2043	826,560
1,006,000	5.625		09/01/2052	1,002,680
1,000,000	6.125	(c)	09/01/2052	1,004,437

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Celina Special Assessment RB for Parks at Wilson Creek Series 2021 (NR/NR)
$265,000	3.250	%(c)	09/01/2031	$248,643
City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
459,000	5.750	(c)	09/01/2030	475,545
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
395,000	4.750	(c)	09/01/2030	399,971
135,000	5.500	(c)	09/01/2030	136,588
1,169,000	5.500	(c)	09/01/2042	1,207,287
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
255,000	4.875	(c)	09/01/2032	262,301
495,000	5.500	(c)	09/01/2042	509,352
City of Celina Special Assessment RB Series 2022 (NR/NR)
96,000	2.875	(c)	09/01/2027	93,835
250,000	3.250	(c)	09/01/2032	233,253
235,000	3.625	(c)	09/01/2032	215,842
1,175,000	3.500	(c)	09/01/2042	957,798
City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
475,000	5.500	(c)	09/01/2044	482,970
City of Celina Texas A Municipal Corp. of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2025 (NR/NR)
205,000	4.350	(c)	09/01/2030	205,924
340,000	4.600	(c)	09/01/2035	342,507
City of Celina Texas A Municipal Corp. of The State of Texas Located In Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds Series 2025 (AGC) (NR/AA)
1,250,000	5.000		09/01/2045	1,265,231
3,965,000	4.750		09/01/2049	3,884,100

City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds, Series 2025 (The Lakes At Mustang Ranch Public Improvement District Major Improvement Area And P (AGC) (NR/AA)

3,700,000	4.750		09/01/2054	3,579,519
City of Celina Texas A Municipal Corporation of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2025 (NR/NR)
543,000	4.750		09/01/2035	538,379
City of Celina Texas A Municipal Corporation of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2025 (NR/NR)
450,000	5.875		09/01/2045	450,526
City of Celina Texas A Municipal Corporation of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2026 (NR/NR)
455,000	4.125		09/01/2036	450,958
986,000	5.375	(c)	09/01/2053	971,582
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
80,000	4.200		09/01/2027	80,072

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR) – (continued)
$570,000	4.800%		09/01/2037	$570,889
47,000	5.250		09/01/2046	47,049
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
300,000	5.375	(c)	09/01/2038	304,202
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
242,000	5.000		09/01/2028	245,611
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Phase #1B Project Series 2024 (NR/NR)
360,000	5.125	(c)	09/01/2044	365,025
City of Celina Texas Municipal Corp. Special Assessment RB for North Sky Public Improvement District Improvement Area #1B Project Series 2024 (NR/NR)
270,000	4.250		09/01/2031	263,635
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
375,000	4.625	(c)	09/01/2032	376,007
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
1,524,000	5.375	(c)	09/01/2043	1,551,327
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Major Improvement Area Project (NR/NR)
131,000	5.000	(c)	09/01/2030	132,671
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
809,000	5.000		09/01/2038	848,355
1,000,000	5.000		09/01/2045	1,012,185
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
2,092,000	5.000		09/01/2034	2,241,696
1,550,000	5.000		09/01/2037	1,633,357
1,092,000	5.000		09/01/2040	1,135,157
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
1,000,000	5.000		09/01/2038	1,048,647
2,566,000	5.000		09/01/2045	2,597,267
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
713,000	5.000		09/01/2038	747,685
1,954,000	5.000		09/01/2045	1,977,810
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000	3.250	(c)	09/01/2026	49,871
185,000	3.750	(c)	09/01/2031	178,235

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Corpus Christi Special Assessment RB for Whitecap Public Improvement District No. 1 Improvement Area #1 Project Series 2024 (NR/NR)
$500,000	5.375%		09/15/2031	$516,090
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
110,000	3.375	(c)	09/15/2026	109,964
410,000	4.000	(c)	09/15/2031	408,175
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
260,000	5.375	(c)	09/15/2027	262,479
City of Crandall Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
700,000	4.250	(c)	09/15/2030	702,814
City of Crandall Texas A Municipal Corporation of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
1,000,000	4.250	(c)	09/15/2035	990,144
750,000	5.250	(c)	09/15/2045	747,081
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (A1/NR)
3,975,000	4.000		11/01/2039	3,930,478
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000	4.000		11/01/2045	5,814,289
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2023C (A1/AA-)
6,400,000	5.000		11/01/2026	6,481,677
City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
1,065,000	5.000	(a)(b)	08/01/2027	1,072,265
City of Dallas Housing Finance Corp. Multifamily Housing RB for Waterford at Goldmark Series 2024 (Aa1/NR)
3,335,000	3.300	(a)(b)	01/01/2043	3,348,006
City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,725,000	5.000	(a)(b)	07/01/2042	1,750,676
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (A1/AA-)
4,000,000	4.000		11/01/2041	3,969,902
City of Dallas TexasDallas Denton Collin and Rockwall Counties Waterworks and Sewer System Revenue Refunding Bonds Taxable Series 2016A/ 2016B (NR/AAA)
1,500,000	5.000		10/01/2041	1,509,237
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
182,000	4.625	(c)	09/01/2027	182,980
268,000	4.875	(c)	09/01/2032	276,336
765,000	5.125	(c)	09/01/2042	778,308
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
694,000	4.500	(c)	09/01/2031	695,984
1,220,000	5.375	(c)	09/01/2044	1,252,891

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Dayton Texas A Municipal Corporation of The State of Texas Located in Liberty County Special Assessment RB Series 2025 (NR/NR)
$1,373,000	4.125	%(c)	09/01/2035	$1,362,573
800,000	5.250	(c)	09/01/2045	801,528

City of Decatur a Municipal Corporation of The State of Texas Located In Wise County Special Assessment RB for Vista Park Public Improvement District No. 1 Improvement Area #1 Project Series 2023 (NR/NR)

356,000	5.750	(c)	09/15/2030	369,382
City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB Series 2025 (NR/NR)
400,000	4.750	(c)	09/15/2035	404,082
172,000	5.375	(c)	09/15/2035	173,142
City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2025 (NR/NR)
400,000	4.500	(c)	09/15/2030	401,508
City of Denton Texas Certificates of Obligation Series 2024 (NR/AA+)
13,085,000	4.000		02/15/2042	12,662,899
13,620,000	4.000		02/15/2043	13,060,473
2,645,000	4.125		02/15/2050	2,394,032
City of Dorchester Texas Special Assessment RB for Cottonwood Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
350,000	5.250	(c)	09/15/2031	349,309
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
596,000	5.000	(c)	09/01/2044	593,963
City of Dripping Springs Texas A Municipal Corporation of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
509,000	5.375		09/01/2045	509,812
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.375	(c)	09/01/2043	1,022,742
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
181,000	2.875	(c)	09/01/2026	180,298
398,000	3.375	(c)	09/01/2031	366,062
1,206,000	3.750	(c)	09/01/2041	1,005,464
City of Ennis Texas A Municipal Corporation of The State of Texas Located In Ellis County Special Assessment RB Series 2025 (NR/NR)
810,000	5.250	(c)	09/15/2045	807,823
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
171,000	3.375	(c)	08/15/2030	163,426
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
568,000	4.500	(c)	08/15/2031	567,856

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
$159,000	2.750	%(c)	08/15/2026	$158,367
612,000	3.375	(c)	08/15/2031	574,582
846,000	3.750	(c)	08/15/2041	747,430
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
216,000	4.875	(c)	08/15/2027	216,645
778,000	5.250	(c)	08/15/2032	807,596
1,300,000	5.875	(c)	08/15/2042	1,319,408
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
260,000	3.500	(c)	08/15/2029	253,395
1,905,000	4.000	(c)	08/15/2039	1,769,465
1,825,000	4.250	(c)	08/15/2049	1,567,811
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
295,000	4.000	(c)	08/15/2032	294,215
1,129,000	4.250	(c)	08/15/2042	1,077,359
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
165,000	4.000		08/15/2028	168,029
170,000	4.000		08/15/2029	173,478
925,000	3.000		08/15/2034	880,953
City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)
314,000	4.250	(c)	08/15/2030	318,440
City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
684,000	4.000		09/01/2036	695,160
1,071,000	4.125		09/01/2039	1,078,893
1,162,000	4.250		09/01/2041	1,169,660
City of Galveston Wharves and Terminal First Lien RB Series 2024A (NR/A)
750,000	5.250		08/01/2039	789,241
625,000	5.500		08/01/2040	666,952
600,000	5.500		08/01/2041	636,953
1,750,000	5.500		08/01/2044	1,827,050
City of Garland Electric Utility System Refunding RB New Series 2024 (AGC) (A1/AA)
500,000	5.000		03/01/2041	537,515
1,170,000	5.000		03/01/2042	1,252,643
City of Garland Texas Dallas Collin and Rockwall Counties Electric Utility System Revenue Refunding Bonds New, Series 2024 (AGM) (A1/AA)
500,000	5.000		03/01/2040	539,767
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
92,000	3.625	(c)	09/15/2027	91,827
409,000	3.875	(c)	09/15/2032	407,128
City of Granbury Texas A Municipal Corporation of The State of Texas Located in Hood County Special Assessment RB, Series 2025 (NR/NR)
379,000	6.250		09/15/2030	386,605
627,000	6.500		09/15/2035	649,378

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Gunter Texas A Municipal Corp. of The State of Texas Located In Grayson County Special Assessment RB Series 2025 (NR/NR)
$285,000	4.500	%(c)	09/15/2032	$287,012
772,000	5.500	(c)	09/15/2045	782,655
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
150,000	4.125		09/01/2027	150,321
1,350,000	4.625		09/01/2037	1,339,741
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13- 16 Project Series 2017 (NR/NR)
255,000	4.500		09/01/2027	256,340
1,800,000	4.500		09/01/2037	1,761,963
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
460,000	4.000		09/01/2026	460,770
480,000	4.000		09/01/2027	482,598
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
256,000	3.250	(c)	09/01/2031	233,845
1,271,000	3.625	(c)	09/01/2041	1,066,839
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
274,000	3.625	(c)	09/01/2029	267,561
785,000	4.125	(c)	09/01/2039	733,955
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
634,000	3.000		10/01/2030	594,028
431,000	3.250		10/01/2033	388,990
City of Houston Airport System Special Facilities RB for United Airlines Inc. Airport Improvement Projects Series 2018C (AMT) (NR/BB+)
3,650,000	5.000		07/15/2028	3,742,765
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/ BB+)
2,125,000	5.000		07/15/2028	2,179,007
City of Houston Airport System Subordinate Lien Revenue and Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000	5.250		07/01/2053	4,085,589
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2018D (A1/NR)
1,655,000	5.000		07/01/2032	1,731,080
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000	4.000		07/01/2047	874,671
City of Houston Higher Education Finance Corp. University RB Houston Christian University Project Series 2025 (NR/BBB-)
3,675,000	5.250		10/01/2054	3,494,520
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000	5.000		11/15/2026	8,882,064
8,750,000	5.000		11/15/2027	9,087,162

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Houston Texas Convention & Entertainment Facilities Department First Lien Hotel Occupancy Tax and Special Revenue and Refunding Bonds Series 2026C (AGM) (NR/AA)
$7,000,000	5.250	%(g)	09/01/2051	$7,333,917
City of Houston Texas Convention & Entertainment Facilities Department First Lien Hotel Occupancy Tax and Special Revenue and Refunding Bonds Series 2026C (NR/A-)
10,000,000	5.250	(g)	09/01/2051	10,393,311
City of Houston Texas Convention & Entertainment Facilities Department Second Lien Hotel Occupancy Tax and Special RB Series 2026D (AGM) (NR/AA)
2,000,000	5.250	(g)	09/01/2051	2,053,734
City of Houston, Texas Airport System Subordinate Lien RR Bonds Series 2018D (A1/NR)
2,220,000	5.000		07/01/2031	2,325,648
City of Houston, Texas Airport System, Subordinate Lien Revenue and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000	5.000		07/01/2030	1,741,931
City of Huntsville Special Assessment RB for The Reserves of Huntsville Public Improvement District Series 2024 (NR/NR)
351,000	4.500	(c)	09/15/2031	354,790
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
206,000	3.250	(c)	09/01/2031	192,719
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
360,000	3.125	(c)	09/01/2031	338,780
939,000	3.500	(c)	09/01/2041	790,025
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
114,000	2.750	(c)	09/01/2026	113,499
392,000	3.500	(c)	09/01/2031	370,657
900,000	3.875	(c)	09/01/2041	809,394
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project Series 2023 (NR/NR)
264,000	4.500	(c)	09/01/2030	267,706
859,000	5.250	(c)	09/01/2043	874,707
City of Hutto Texas A Municipal Corp. of The State of Texas Located In Williamson County Special Assessment RB Series 2025 (NR/NR)
274,000	4.125	(c)	09/01/2030	274,961
783,000	4.125	(c)	09/01/2032	783,323
410,000	4.375	(c)	09/01/2035	410,806
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
150,000	5.000		08/15/2026	150,597
100,000	5.000		08/15/2027	101,463
125,000	5.000		08/15/2028	128,065
150,000	5.000		08/15/2029	154,794
200,000	5.000		08/15/2030	205,851
280,000	5.000		08/15/2032	286,368
300,000	5.000		08/15/2034	305,936
175,000	5.000		08/15/2035	178,040
250,000	5.000		08/15/2036	253,420
250,000	5.000		08/15/2037	252,401
300,000	5.000		08/15/2038	302,217
300,000	5.000		08/15/2039	300,875

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
$134,000	2.500	%(c)	09/01/2026	$133,275
729,000	3.000	(c)	09/01/2031	681,004
1,484,000	3.375	(c)	09/01/2041	1,205,098
City of Justin Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2025 (NR/NR)
407,000	4.625	(c)	09/01/2035	407,617
City of Justin Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB, Series 2025 (NR/NR)
662,000	5.875	(c)	09/01/2045	686,529
City of Justin Texas Special Assessment RB Series 2024 Timberbrook Public Improvement District No. 2 Improvement Area #1 Project (NR/NR)
264,000	4.500	(c)	09/01/2031	267,678
578,000	5.500	(c)	09/01/2044	594,498
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
80,000	2.625	(c)	09/15/2026	79,573
230,000	3.125	(c)	09/15/2031	209,199
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
722,000	5.625	(c)	09/15/2042	734,275
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
519,000	4.375	(c)	09/01/2028	523,529
750,000	4.500	(c)	09/01/2033	761,140
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
431,000	3.375	(c)	09/01/2031	411,545
628,000	3.750	(c)	09/01/2041	556,299
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,180,000	4.750	(c)	09/01/2044	1,138,061
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
610,000	3.125	(c)	09/01/2030	562,049
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000	4.125	(c)	09/01/2041	934,610
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
160,000	4.250	(c)	09/01/2029	160,709
1,000,000	4.875	(c)	09/01/2044	993,553
City of Kyle Special Assessment RB Series 2022 (NR/NR)
226,000	4.375		09/01/2027	226,888
535,000	4.750		09/01/2032	549,176
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/ NR)
1,229,000	5.750	(c)	09/01/2043	1,243,635
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
549,000	5.500	(c)	09/01/2044	557,372

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
$365,000	4.500	%(c)	09/01/2035	$365,603
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
678,000	5.500	(c)	09/01/2043	694,078
City of Kyle, Texas, Special Assessment RB for Southwest Kyle Public Improvement District Project Series 2023 (NR/NR)
700,000	6.750	(c)	09/01/2048	726,870
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
406,000	4.750	(c)	09/01/2030	409,675
1,210,000	5.625	(c)	09/01/2043	1,234,631
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/ NR)
430,000	3.125		09/01/2030	408,261
City of Laredo Waterworks and Sewer System RB New Series 2024 (Aa3/AA-)
2,765,000	4.000		03/01/2049	2,446,596
7,500,000	4.000		03/01/2054	6,453,420
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000	3.000		09/15/2036	1,877,931
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #2A-2B Project Series 2024 (NR/NR)
300,000	4.375	(c)	09/15/2031	300,020
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
145,000	3.750	(c)	09/15/2029	142,930
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
50,000	4.375	(c)	09/15/2029	50,092
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Project Series 2022 (NR/NR)
1,500,000	5.875	(c)	09/15/2042	1,595,414
2,126,000	6.125	(c)	09/15/2052	2,198,511
City of Lavon Special Assessment RB Series 2022 (NR/NR)
300,000	3.500	(c)	09/15/2027	296,196
197,000	3.750	(c)	09/15/2027	195,161
1,000,000	3.875	(c)	09/15/2032	968,785
455,000	4.125	(c)	09/15/2032	448,376
City of Lavon, Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
900,000	6.125		09/15/2045	904,643
City of Lavon, Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
600,000	5.375		09/15/2045	600,995

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Lavon, Texas, A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB Series 2025 (NR/NR)
$2,126,000	4.250%		09/15/2035	$2,103,425
848,000	5.000		09/15/2035	842,421
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
330,000	3.125	(c)	09/01/2030	312,554
845,000	4.000	(c)	09/01/2040	762,237
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
357,000	2.625	(c)	09/01/2027	348,693
750,000	3.125	(c)	09/01/2032	701,357
1,772,000	3.375	(c)	09/01/2042	1,452,758
City of Liberty Texas A Municipal Corporation of The State of Texas Located In Liberty County Special Assessment RB Series 2026 Liberty Ranch Public Improvement District (NR/ NR)
1,800,000	5.500		09/01/2046	1,768,990
City of Lockhart Texas A Municipal Corporation of The State of Texas Located In Caldwell County Special Assessment RB Series 2026 (NR/NR)
1,000,000	4.500		09/01/2036	977,922
City of Lowry Crossing Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
687,000	4.250	(c)	09/15/2035	682,330
City of Lowry Crossing Texas, A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
500,000	4.750	(c)	09/15/2035	513,950
1,000,000	5.750	(c)	09/15/2045	1,028,503
City of Lubbock Texas Combination Tax and Revenue Certificates of Obligation Series 2024 (NR/AA+)
1,895,000	5.000		02/15/2041	2,031,612
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
165,000	2.500	(c)	09/15/2026	164,027
250,000	3.125	(c)	09/15/2031	228,734
310,000	3.750	(c)	09/15/2031	284,976
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
500,000	4.625	(c)	09/15/2031	504,038
408,000	5.375	(c)	09/15/2044	415,146
City of Manor Texas A Municipal Corporation of The State of Texas Located in Travis County Special Assessment RB Series 2025 (NR/NR)
878,000	5.750	(c)	09/15/2045	904,295
City of Manor, Texas, A Municipal Corporation of The State of Texas Located in Travis County Special Assessment RB Series 2025 (NR/NR)
415,000	4.000	(c)	09/15/2030	415,532
840,000	5.750	(c)	09/15/2045	865,157
City of Manor, Travis County Special Assessment RB, Series 2023 Manor Heights Public Improvement District Improvement Area 3 Project (NR/NR)
528,000	5.250	(c)	09/15/2043	536,590

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Mansfield Texas A Municipal Corporation of The State of Texas Located In Tarrant Johnson and Ellis Counties Special Assessment RB, Series 2025 (NR/NR)
$446,000	4.375	%(c)	09/15/2032	$448,949
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
117,000	3.375	(c)	09/01/2026	116,785
350,000	3.875	(c)	09/01/2031	336,678
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/ NR)
230,000	3.750	(c)	09/15/2029	226,499
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/ NR)
40,000	2.625	(c)	09/15/2026	39,787
480,000	3.125	(c)	09/15/2031	442,422
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
400,000	5.375	(c)	09/15/2032	420,238
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
300,000	5.250	(c)	09/15/2029	307,442
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/ NR)
650,000	4.500	(c)	09/15/2029	657,268
635,000	5.375	(c)	09/15/2029	650,954
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
609,000	4.750	(c)	09/01/2030	618,842
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,275,000	5.500	(c)	09/01/2043	1,317,949
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects Series 2023 (NR/NR)
306,000	4.625	(c)	09/01/2030	310,612
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
400,000	5.375	(c)	09/01/2043	409,903
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Projects Series 2023 (NR/NR)
333,000	4.625	(c)	09/01/2030	337,287
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-3 Projects Series 2024 (NR/NR)
140,000	4.250	(c)	09/01/2031	140,243
City of Mesquite Texas A Municipal Corporation of The State of Texas Located in Dallas and Kaufman Counties Special Assessment RB Series 2025 (NR/NR)
1,347,000	4.375		09/01/2035	1,338,925
1,380,000	5.500		09/01/2045	1,387,195

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
$559,000	5.125	%(c)	09/01/2052	$527,812
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
410,000	3.500	(c)	09/15/2031	388,612
1,000,000	3.875	(c)	09/15/2041	896,710
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
301,000	4.375	(c)	09/15/2027	301,016
626,000	4.750	(c)	09/15/2032	631,953
1,417,000	5.250	(c)	09/15/2042	1,435,529
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
100,000	5.125	(c)	09/15/2027	101,240
310,000	5.500	(c)	09/15/2032	312,896
600,000	6.000	(c)	09/15/2042	613,813
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
676,000	6.125	(c)	09/01/2043	708,041
City of Mustang Ridge Texas Special Assessment RB, Series 2025 (NR/NR)
349,000	5.000	(c)	09/01/2032	357,028
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
254,000	4.875	(c)	09/01/2030	257,829
265,000	5.250	(c)	09/01/2030	268,952
381,000	5.250	(c)	09/01/2040	381,151
310,000	5.625	(c)	09/01/2040	311,020
795,000	4.125	(c)	09/01/2049	667,578
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
455,000	3.250	(c)	09/01/2030	431,277
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)
115,000	3.500	(c)	09/01/2029	112,166
350,000	4.000	(c)	09/01/2039	331,927
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
69,000	2.375	(c)	09/01/2026	68,591
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
160,000	4.000	(c)	09/01/2028	160,033
1,535,000	4.500	(c)	09/01/2048	1,394,114
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
149,000	4.700	(c)	09/15/2031	149,668
475,000	5.350	(c)	09/15/2044	475,675
City of Pflugerville, Texas Special Assessment RB Series 2025 (NR/NR)
446,000	4.250	(c)	09/01/2033	446,562

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
$3,275,000	4.000%		08/01/2049	$2,924,531
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/ NR)
210,000	4.875	(c)	09/15/2027	211,314
350,000	5.250	(c)	09/15/2032	360,477
143,000	5.750	(c)	09/15/2032	147,830
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/ NR)
191,000	4.875	(c)	09/15/2027	192,195
300,000	5.250	(c)	09/15/2032	308,976
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
1,000,000	5.500	(c)	09/15/2048	996,206
City of Pilot Point, Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2023 Mobberly Public Improvement District Improvement Area 1B Project (NR/NR)
273,000	4.750	(c)	09/15/2030	276,382
City of Pilot Point, Texas A Municipal Corporation of The State of Texas Located in Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2025 (NR/NR)
375,000	5.000	(c)	09/15/2030	382,451
500,000	5.250	(c)	09/15/2035	517,700
552,000	6.000	(c)	09/15/2035	567,914
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
2,875,000	4.375	(c)	09/15/2051	2,317,600
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
1,779,000	4.000	(c)	09/15/2051	1,409,861
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000	4.250	(c)	09/01/2042	658,409
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)
258,000	3.750	(c)	09/01/2029	254,882
836,000	4.250	(c)	09/01/2039	801,491
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
180,000	3.375	(c)	09/01/2030	174,092
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
340,000	4.250		09/01/2029	341,697
655,000	4.875		09/01/2039	661,082
1,000,000	5.000		09/01/2049	980,874
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
289,000	3.375	(c)	09/01/2041	234,685
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project Series 2023 (NR/NR)
375,000	4.500	(c)	09/01/2030	379,996

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
$200,000	4.250	%(c)	09/01/2027	$200,691
379,000	4.750	(c)	09/01/2032	391,382
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
875,000	7.000	(c)	09/01/2043	906,542
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,286,000	6.250	(c)	09/01/2043	1,361,951
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 2 Project Series 2024 (NR/NR)
515,000	4.375	(c)	09/01/2031	521,075
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
283,000	4.000	(c)	09/01/2029	280,922
400,000	5.000	(c)	09/01/2029	407,732
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
1,000,000	5.125	(c)	09/01/2043	1,002,644
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
209,000	4.250	(c)	09/01/2027	209,287
460,000	4.750	(c)	09/01/2032	465,615
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
305,000	3.250	(c)	09/01/2030	290,506
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
71,000	2.375	(c)	09/01/2026	70,580
469,000	3.250	(c)	09/01/2041	374,674
City of Princeton Special Assessment RB for Windmore Public Improvement District Improvement Area No. 1 Project Series 2024 (NR/NR)
252,000	4.375	(c)	09/01/2031	254,465
City of Princeton Special Assessment RB Series 2024 (NR/NR)
257,000	4.250	(c)	09/01/2031	259,935

City of Princeton Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

300,000	5.375	(c)	09/01/2045	302,671
City of Princeton Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
1,361,000	4.500	(c)	09/01/2032	1,386,188
City of Princeton Texas Special Assessment RB Series 2024 (NR/ NR)
314,000	4.375	(c)	09/01/2031	314,588
City of Princeton Texas Special Assessment RB Series 2025 (NR/ NR)
747,000	4.250	(c)	09/01/2030	752,031
656,000	4.600	(c)	09/01/2035	665,647
504,000	5.375	(c)	09/01/2045	505,416

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Princeton, Texas, A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
$2,064,000	4.125	%(c)	09/01/2035	$2,034,635
2,719,000	5.250	(c)	09/01/2045	2,703,921
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
355,000	3.125	(c)	09/15/2031	322,419
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
405,000	3.375	(c)	09/15/2030	388,505
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
225,000	3.625	(c)	09/15/2030	217,471
115,000	4.375	(c)	09/15/2030	113,870
500,000	4.125	(c)	09/15/2040	462,509
400,000	4.875	(c)	09/15/2040	388,771
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
300,000	4.125	(c)	09/15/2029	300,278
1,050,000	4.625	(c)	09/15/2039	1,030,812
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,192,000	6.375	(c)	09/15/2053	1,216,434
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
299,000	4.625	(c)	09/15/2031	302,854
City of Royse City Texas A Municipal Corporation of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
926,000	5.250	(c)	09/15/2044	918,073
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
305,000	3.250	(c)	09/15/2030	289,036
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
665,000	6.000	(c)	09/15/2050	691,895
City of San Antonio Electric and Gas Systems Revenue Refunding Bonds New Series 2024D (Aa2/AA-)
900,000	5.000		02/01/2041	982,886
City of San Antonio Texas Electric and Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2026A (Aa3/ A+)
4,625,000	3.150	(a)(b)	02/01/2055	4,559,204
City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
3,455,000	5.000	(a)(b)	08/01/2050	3,544,023
City of San Antonio Texas Water System Revenue Refunding Bonds Series 2025B (Aa1/AA+)
2,625,000	5.000		05/15/2038	2,929,432
820,000	5.000		05/15/2039	907,246
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
500,000	4.875		09/01/2030	503,154
635,000	5.375		09/01/2040	645,344

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)
$200,000	3.750	%(c)	09/01/2027	$198,350
425,000	4.000	(c)	09/01/2032	411,837

City of San Marcos, Texas (A Municipal Corporation of The State of Texas Located In Hays, Caldwell and Guadalupe Counties) Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)

204,000	4.875	(c)	09/01/2030	205,054
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
52,000	4.375	(c)	09/01/2027	51,808
City of Seagoville, Texas Special Assessment RB, Series 2025 (Stonehaven Public Improvement District Improvement Area #1 Project and Improvement Area #2 Project) (NR/NR)
575,000	4.250	(c)	09/15/2030	579,370
702,000	4.750	(c)	09/15/2035	718,437
678,000	5.750	(c)	09/15/2045	695,646
City of Sinton Special Assessment RB Series 2022 (NR/NR)
175,000	4.375	(c)	09/01/2027	174,995
659,000	4.750	(c)	09/01/2032	647,486
City of Terrell Texas A Municipal Corporation of The State of Texas Located In Kaufman County pecial Assessment RB, Series 2025 (NR/NR)
1,015,000	4.375	(c)	09/15/2032	1,019,074
1,775,000	6.000	(c)	09/15/2045	1,831,510
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 2 Series 2023 (NR/NR)
200,000	4.875	(c)	09/15/2033	205,168
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 3 Series 2023 (NR/NR)
257,000	5.000	(c)	09/15/2033	264,297
City of Tomball, Texas, A Municipal Corporation of The State of Texas Located in Harris County Special Assessment RB, Series 2025 (NR/NR)
369,000	4.750	(c)	09/15/2032	378,398
City of Uhland Special Assessment RB for Anderson Park Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
353,000	4.375	(c)	09/01/2031	354,857
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)
999,000	3.375	(c)	09/15/2041	810,550
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,125,000	5.500	(c)	08/15/2052	1,111,374
City of Wharton, Texas Special Assessment RB, Series 2025 (Wharton Public Improvement District No. 2 Phase #1 Project and Phase #2 Project) (NR/NR)
767,000	5.750	(c)	09/15/2045	786,962
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000	5.000		08/15/2037	1,079,875
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000		08/15/2036	4,377,072
3,875,000	4.000		08/15/2037	3,877,628

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Clifton Higher Education Finance Corporation Education Revenue and Refunding Bonds (Idea Public Schools) Series 2024 (PSF-GTD) (NR/AAA)
$1,000,000	5.000%		08/15/2038	$1,074,114
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
464,000	3.000	(c)	09/01/2031	427,322
930,000	3.250	(c)	09/01/2041	742,957
Comal Independent School District UT School Building and Refunding Bonds Series 2024 (PSF-GTD) (Aaa/NR)
2,250,000	3.000		02/15/2041	1,980,448
2,250,000	3.000		02/15/2042	1,947,246
2,750,000	3.000		02/15/2043	2,347,128
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
415,000	2.500		10/01/2031	373,354
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
100,000	5.000		10/01/2031	108,871
100,000	5.000		10/01/2032	108,798
25,000	5.000		10/01/2033	27,031
25,000	5.000		10/01/2034	26,858
200,000	5.000		10/01/2036	212,751
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
350,000	3.250	(c)	09/15/2030	329,657
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
45,000	3.500	(c)	09/01/2026	44,941
395,000	4.125	(c)	09/01/2031	384,641
Crandall Economic Development Corp. Kaufman County Sales Tax RB, Series 2025 (BAM) (NR/AA)
900,000	5.000		08/15/2045	910,231
Crandall Independent School District (Kaufman County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,315,000	5.000		08/15/2048	1,352,966
Crane Independent School District A Political Subdivision of The State of Texas Located In Crane County Texas UT School Building Bonds Series 2023 (PSF-GTD) (NR/NR)
520,000	4.125	(d)	02/15/2032	556,225
Crane Independent School District A Political Subdivision of The State of Texas Located In Crane County Texas UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,250,000	4.125		02/15/2048	1,171,482
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
725,000	5.000		08/15/2047	726,653
Denton County Junior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024B (NR/NR)
500,000	5.125	(c)	12/31/2031	506,742
Denton County Special Assessment RB for Tabor Ranch Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
500,000	5.250	(c)	12/31/2031	506,114

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Denton County Texas Special Assessment RB Series 2025 (NR/ NR)
$700,000	4.250	%(c)	12/31/2030	$694,196
750,000	4.750	(c)	12/31/2030	745,411
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
1,117,000	4.500	(c)	12/31/2035	1,134,430
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
1,135,000	5.000	(c)	12/31/2035	1,152,386
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/ AAA)
3,090,000	4.000	(a)(b)	08/01/2050	3,135,636
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/ NR) (PUTABLE)
35,000	4.000	(a)(b)(d)	08/01/2027	35,612
East Montgomery County Improvement District Sales Tax RB Series 2024 (AGC) (NR/AA)
3,500,000	5.250		08/15/2049	3,652,997
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
135,000	4.000	(c)	08/15/2029	132,175
775,000	4.500	(c)	08/15/2035	737,986
575,000	5.000	(c)	08/15/2044	537,358
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125		08/15/2036	986,772
950,000	3.250		08/15/2041	726,600
El Paso County Hospital District Refunding RB Series 2024 (BAM) (NR/AA)
1,000,000	4.125		02/15/2049	900,111
1,570,000	4.250		02/15/2054	1,431,832
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
100,000	5.000	(c)	09/01/2027	99,545
225,000	5.000	(c)	09/01/2032	218,365
330,000	5.125	(c)	09/01/2037	317,662
Frisco Independent School District, Collin and Denton Counties, UT School Building and Refunding Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
310,000	5.000		02/15/2035	343,760
325,000	5.000		02/15/2036	357,747
600,000	5.000		02/15/2037	656,707
Galena Park independent School District A Political Subdivision of The State of Texas Located in Harris County Texas UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000	3.000		08/15/2049	1,063,136
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
10,000,000	5.000		10/01/2037	10,295,687
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
4,095,000	5.800		10/01/2046	4,275,516
7,075,000	5.850		10/01/2047	7,381,533

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Grand Parkway Transportation Corporation Grand Parkway System Subordinate Tier Toll RB, Series 2018A (Tela Supported) (NR/ AA+)
$4,000,000	5.000%		10/01/2038	$4,111,352
Greenwood Independent School District Midland County Texas UT School Building Bonds Series 2024 (PSF-GTD) (NR/AAA)
2,500,000	5.000		02/15/2049	2,555,677
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
10,425,000	4.050	(a)(b)	11/01/2050	10,596,136
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000	4.250		09/15/2048	3,182,820
Harris County, Texas Permanent Improvement Refunding Bonds, Series 2023A (Aaa/NR)
2,000,000	5.000		09/15/2048	2,071,933
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds Series 2024B (AGC) (A1/AA)
1,500,000	5.000		11/15/2030	1,619,037
1,500,000	5.000		11/15/2031	1,636,814
1,500,000	5.000		11/15/2032	1,650,761
Harrisburg Redevelopment Authority A Public Nonprofit Local Government Corp. Acting On Behalf of The City of Houston Texas Tax Increment Contract RB Series 2025 (AGC) (A1/AA)
315,000	5.000		09/01/2026	317,550
325,000	5.000		09/01/2027	333,336
350,000	5.000		09/01/2028	367,130
335,000	5.000		09/01/2029	356,377
400,000	5.000		09/01/2030	430,979
260,000	5.000		09/01/2031	283,233
285,000	5.000		09/01/2032	313,265
345,000	5.000		09/01/2033	381,811
300,000	5.000		09/01/2034	333,593
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
316,000	4.750	(c)	09/15/2027	319,254
700,000	4.875	(c)	09/15/2032	729,820
Hays County, Texas, A Political Subdivision of The State of Texas Special Assessment RB Series 2025 (NR/NR)
1,078,000	4.000	(c)	09/15/2035	1,068,088
Hays County, Texas, A Political Subdivision of The State of Texas Special Assessment Revenue Refunding Bonds Series 2025 (NR/NR)
1,374,000	4.500	(c)	09/15/2035	1,366,844
1,514,000	5.625	(c)	09/15/2045	1,520,891
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
400,000	4.000	(c)	09/01/2029	399,330
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
100,000	3.500		09/01/2026	99,808
105,000	3.500		09/01/2027	104,183
Highland Park Independent School District (Potter County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
4,255,000	5.250		02/15/2041	4,597,541

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Highland Park Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
$600,000	5.250%		02/15/2039	$654,125
2,390,000	5.250		02/15/2043	2,557,278
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
830,000	5.000		07/01/2027	843,229
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
3,720,000	5.000		07/15/2027	3,780,969
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
3,600,000	5.000		07/15/2027	3,659,002
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375		10/01/2037	388,156
Houston Housing Finance Corp. Multifamily Housing Revenue Notes for Summerdale Apartments Series 2023 (Aa1/NR)
2,440,000	5.000	(a)(b)	08/01/2041	2,451,035
Houston Independent School District Limited Tax Schoolhouse and Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
2,700,000	4.000		02/15/2042	2,611,323
Houston Independent School District Limited Tax Schoolhouse and Refunding Bonds Series 2017 (PSF-GTD) (NR/NR)
725,000	4.000	(d)	02/15/2027	733,406
Houston Texas Utility System Revenue First Lien Combine Utilility System Revenue Reference Bonds 2015A (NR/NR)
12,000,000	5.000		11/15/2036	12,007,194
Hutto Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000	5.000		08/01/2048	2,844,600
500,000	5.000		08/01/2053	511,140
Jarrell Independent School District A Political Subdivision of The State of Texas Located in Williamson County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (NR/ AAA)
1,000,000	5.000		02/15/2036	1,110,683
Joshua Farms Municipal Management District No. 1, Johnson County, Special Assessment RB, Series 2023 Improvement Areas 1-2 Project (NR/NR)
1,617,000	5.250	(c)	09/01/2043	1,638,885
Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000	4.000		02/01/2053	4,209,297
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
1,315,000	5.000	(c)	09/01/2038	1,324,080
Karis Municipal Management District of Tarrant County Assessment RB for Improvement Area #1 Series 2024 (NR/ NR)
461,000	4.125		12/01/2031	461,931
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000	5.000	(a)(b)	02/01/2044	6,191,771
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
150,000	2.000		09/01/2026	148,320

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR) – (continued)
$150,000	2.000%	09/01/2027	$144,335
155,000	2.000	09/01/2028	144,967
160,000	2.000	09/01/2029	145,665
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
1,090,000	4.375	09/01/2048	1,007,229
Kennedale Independent School District (Tarrant County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,795,000	5.000	02/15/2038	1,949,200
Kermit Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	5.000	02/15/2048	1,029,149
500,000	5.000	02/15/2053	508,418
Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,145,000	5.000	08/15/2026	1,155,449
Longview Independent School District, A Political Subdivision of The State of Texas Located In Gregg County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000	4.000	02/15/2049	905,306
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,620,000	5.000	11/01/2027	3,733,999
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2024A (AGC) (NR/AA)
3,500,000	5.000	05/15/2042	3,751,201
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000	02/15/2040	1,250,686
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
2,660,000	4.250	05/01/2030	2,723,185
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa3/BBB+)
6,350,000	2.600	11/01/2029	6,179,035
Maypearl Independent School District (Ellis County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	5.000	02/15/2037	1,090,039
Maypearl Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000	5.000	02/15/2048	1,386,941
Medina County Texas Special Assessment RB Series 2026 (NR/ NR)
764,000	4.125	09/01/2036	738,446
648,000	5.450	09/01/2046	638,341
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/ AA)
2,500,000	3.000	09/01/2043	1,992,740
1,500,000	3.000	09/01/2048	1,082,092

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
$4,700,000	4.625	%(c)	10/01/2031	$4,705,495
Mission Economic Development Corporation Solid Waste Disposal RB Graphic Packaging International, LLC Project, Series 2025 (Ba2/BB-) (PUTABLE)
13,925,000	5.000	(a)(b)	12/01/2064	14,440,534
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
445,000	5.250		02/15/2030	448,792
405,000	5.375		02/15/2035	409,109
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
482,000	4.500		09/15/2032	487,678
676,000	5.125		09/15/2045	673,754
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/A)
710,000	5.000		09/15/2033	710,784
750,000	5.000		09/15/2034	750,777
790,000	5.000		09/15/2035	790,753
Montgomery County Toll Road Authority Senior Lien Toll Road RB Series 2018 (NR/A)
1,650,000	5.000		09/15/2030	1,652,211
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
2,535,000	4.000	(c)	08/15/2036	2,330,684
New Hope Cultural Education Facilities Finance Corp. Education RB Jubilee Academic Center 2024A and Taxable Education RB 2024B (NR/BB+)
2,465,000	4.500	(c)	08/15/2044	2,231,519
New Hope Cultural Education Facilities Finance Corp. Education Revenue and Refunding Bonds Jubilee Academic Center Series 2021 (Ba2/BB+)
1,325,000	4.000	(c)	08/15/2026	1,323,050
New Hope Cultural Education Facilities Finance Corp. Education Revenue Refunding Bonds for Jubilee Academic Center Series 2021 (Ba2/BB+)
2,100,000	4.000	(c)	08/15/2041	1,841,232
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/ NR)
4,525,000	5.500		01/01/2057	4,096,800
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/ BBB-)
325,000	4.000	(c)	08/15/2029	323,743
610,000	5.000	(c)	08/15/2039	609,464
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (NR/NR)
765,000	5.000		04/01/2027	784,190
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (NR/ NR)
335,000	5.000	(d)	04/01/2026	335,000
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living RB Series 2021A-1 (NR/NR)
8,200,000	5.250		01/01/2042	8,052,678

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)
$1,000,000	7.000	%(d)	09/01/2031	$1,178,772
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
4,900,000	0.000	(f)	01/01/2037	3,251,765
North Texas Tollway Authority RB for Second Tier Series 2021 B (A1/A+)
225,000	4.000		01/01/2040	222,047
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A1/A+)
2,000,000	5.000		01/01/2032	2,028,951
North Texas Tollway Authority Revenue System Reference Bonds A (Aa3/AA-)
2,925,000	5.000		01/01/2038	2,999,204
North Texas Tollway Authority Revenue System Reference Bonds A (NR/NR)
2,075,000	5.000	(d)	01/01/2028	2,160,876

Northside Independent School District (A Political Subdivision of The State of Texas Located Primarily In Bexar County) Unlimited Tax School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)

650,000	5.000		08/15/2037	706,936
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,160,000	3.450	(a)(b)	08/01/2054	10,226,883
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
1,930,000	4.000		08/15/2045	1,834,865
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
4,895,000	3.000	(a)(b)	08/01/2053	4,895,433
Northwest Independent School District (Denton, Tarrant and Wise Counties, Texas) Unlimited Tax School Building Bonds, Series 2024A (PSF-GTD) (Aaa/NR)
8,000,000	5.000		02/15/2049	8,220,846
Perryton Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000	4.125		08/15/2048	2,594,816
Pilot Special Assessment RB, Bryson Ranch Public Improvement District 2025 (NR/NR)
266,000	5.000	(c)	09/15/2030	271,285
350,000	5.250	(c)	09/15/2035	361,936
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000	4.000	(a)(b)	02/15/2050	2,109,568
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/ NR)
575,000	2.125	(c)	01/01/2028	535,422
800,000	2.250	(c)	01/01/2029	717,588
850,000	2.500	(c)	01/01/2030	739,532
800,000	2.625	(c)	01/01/2031	675,162

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
$5,300,000	4.100	%(c)	01/01/2028	$4,818,299
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
3,400,000	10.000	(c)	07/01/2026	3,402,892
Prosper Independent School District (PSF-GTD) (Aaa/NR)
1,175,000	5.000		02/15/2038	1,298,476
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000	4.000	(a)(b)	02/15/2050	2,612,717
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
284,000	5.250	(c)	09/15/2032	294,850
590,000	5.875	(c)	09/15/2042	609,629
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
285,000	3.625	(c)	09/15/2029	278,990
1,250,000	4.125	(c)	09/15/2039	1,178,800
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aa1/NR) (PUTABLE)
2,190,000	3.450	(a)(b)	07/01/2029	2,202,745
Sherman Independent School District Unlimited Tax School Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
5,000,000	5.000		02/15/2048	5,151,704
4,000,000	5.000		02/15/2053	4,062,649
SMHA Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aa1/ NR) (PUTABLE)
5,335,000	3.700	(a)(b)	07/01/2028	5,383,593
South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
1,115,000	4.500		04/01/2030	1,122,952
1,600,000	5.000		04/01/2038	1,631,031
South Manvel Development Authority Tax Increment Contract RB Series 2024 (NR/NR)
1,450,000	4.500		04/01/2039	1,445,786
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
325,000	5.000		09/01/2027	335,117
380,000	5.000		09/01/2029	405,139
450,000	4.000		09/01/2032	462,477
395,000	4.000		09/01/2034	401,472
615,000	4.000		09/01/2036	621,073
1,040,000	2.625		09/01/2038	856,306
1,230,000	2.750		09/01/2039	1,004,132
1,200,000	2.750		09/01/2040	954,661
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
4,725,000	4.000		08/15/2052	4,130,690
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (Aaa/AAA)
4,275,000	5.000		08/01/2026	4,304,464
4,000,000	5.000		08/01/2029	4,212,251

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aa1/NR)
$4,755,000	3.350	%(a)(b)	03/01/2046	$4,763,632
Tarrant County Cultural Education Facilities Finance Corp. RB for Christus Health Series 2018B (A2/A)
9,980,000	5.000		07/01/2035	10,408,470
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A2/ NR)
1,025,000	5.000		07/01/2026	1,030,802
1,550,000	5.000		07/01/2027	1,593,279
1,650,000	5.000		07/01/2028	1,728,529
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A2/A)
4,885,000	5.000		07/01/2036	5,083,180
Tarrant County Cultural Education Facilities Finance Corporation Hospital RB Baylor Scott & White Health Project Series 2026E (Aa2/AA-)
1,700,000	5.000		11/15/2041	1,852,795
2,900,000	5.000		11/15/2042	3,139,628
24,215,000	5.000	(a)(b)	11/15/2055	26,599,878
Tarrant County Cultural Education Facilities Finance Corporation Hospital RB Baylor Scott & White Health Project Series 2026F Fixed Rate (Aa2/AA-)
5,425,000	5.000	(a)(b)	11/15/2055	5,811,600
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
825,000	5.000		10/01/2031	881,571
1,075,000	5.000		10/01/2044	1,091,511
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000	4.250		08/15/2053	2,010,323
Texas Department of Housing and Community Affairs Multifamily Housing RB Gulfway Manor Series 2024 (HUD SECT 8) (Aa1/NR)
7,500,000	3.250	(a)(b)	08/01/2028	7,502,281
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-) (3M USD SOFR + 0.70%)
975,000	3.337	(e)	12/15/2026	975,109
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A1/A-)
1,590,000	6.250		12/15/2026	1,627,768
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A) (SIFMA Municipal Swap Index Yield + 0.55%)
1,070,000	2.970	(e)	09/15/2027	1,068,223
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A) (3M USD SOFR + 0.86%)
44,725,000	3.288	(e)	09/15/2027	44,761,889
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000	5.000		12/15/2028	3,391,622
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply RB Series 2024 (A1/NR)
13,300,000	5.000	(a)(b)	01/01/2055	14,128,683

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
$8,740,000	5.000%		12/15/2031	$9,310,615
Texas Municipal Gas Acquisition and Supply Corporation IV Gas Supply RB, Series 2023B (A1/NR)
10,000,000	5.500	(a)(b)	01/01/2054	10,917,389
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
4,165,000	5.500		12/31/2058	4,234,814
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
4,040,000	5.000		12/31/2032	4,263,894
7,030,000	5.000		12/31/2036	7,315,943
Texas Public Finance Authority Texas Southern University Revenue Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000	5.250		05/01/2040	1,425,521
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000	5.000	(a)(b)	08/15/2042	3,207,650
Texas Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds Series 2024-C (A3/A-)
19,000,000	5.000		08/15/2038	20,770,901
Texas Transportation Commission State Highway Improvement GO Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000	5.000		04/01/2026	5,000,000
Texas Transportation Commission State of Texas GO Mobility Fund Put Bonds Series 2014-B (NR/AAA)
12,500,000	2.800	(a)(b)(g)	10/01/2041	12,394,088
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000	4.000		10/15/2040	6,269,580
Texas Water Development Board State Water Implementation Revenue Fund For Texas Reseve Bonds Series 2024A (NR/ AAA)
3,000,000	5.000		10/15/2049	3,104,198
The Lakes Fresh Water Supply District of Denton County UT Road Bonds Series 2022 (AGM) (A1/AA)
3,230,000	3.000		09/01/2047	2,387,694
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/ NR)
200,000	4.375	(c)	09/15/2027	200,029
445,000	4.750	(c)	09/15/2032	454,554
1,200,000	5.250	(c)	09/15/2042	1,222,979
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
205,000	3.500	(c)	09/01/2032	192,243
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
220,000	6.000	(c)	09/01/2027	224,380
712,000	6.125	(c)	09/01/2032	753,867
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
811,000	4.000	(c)	09/01/2047	691,023

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)
$235,000	5.250	%(c)	09/01/2028	$239,690
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
100,000	4.500	(c)	09/01/2027	100,901
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
230,000	4.375	(c)	09/01/2031	230,754
650,000	5.000	(c)	09/01/2044	644,695
Town of Providence Village Texas Special Assessment RB Series 2025 (NR/NR)
636,000	4.250	(c)	09/01/2030	637,251
413,000	4.500	(c)	09/01/2035	410,070
Travis County Development Authority Contract Assessment RB for Bella Fortuna Public Improvement District Series 2024 (NR/ NR)
843,000	5.375	(c)	09/01/2044	860,210
750,000	5.625	(c)	09/01/2051	757,927
Travis County Development Authority Contract Assessment RB for Longview 71 Public Improvement District Improvement Area # 1 Project Series 2024 (NR/NR)
600,000	5.000	(c)	09/01/2044	606,591
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
1,400,000	5.250		09/01/2054	1,345,684
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
868,000	5.375	(c)	09/01/2042	897,864
Travis County Housing Finance Corporation Multifamily Housing RB for Bluestein Boulevard Apartments Series 2024 (Aa1/NR)
3,615,000	3.400	(a)(b)	01/01/2059	3,635,776
Travis County Texas Permanent Improvement Bonds Series 2024 (Aaa/AAA)
840,000	4.000		03/01/2043	813,949
Travis County Texas Unlimited Tax Road Bonds Series 2024 (Aaa/ AAA)
965,000	4.000		03/01/2044	923,405
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA+)
8,630,000	3.250		02/15/2041	7,849,580
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
950,000	3.000		09/01/2034	847,276
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
308,000	2.875		12/01/2030	286,827
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
360,000	4.250		12/01/2029	360,004
1,159,000	4.625		12/01/2035	1,158,965
1,704,000	5.000		12/01/2045	1,673,975

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Westpointe Special Improvement District Limited Ad Valorem Tax Road Bonds Series 2024 (BAM) (Baa2/AA)
$1,000,000	5.000%		08/15/2045	$1,027,142
Westside 211 Special Improvement District Limited Ad Valorem Tax And Subordinate Lien Sales And Use Tax Road Bonds, Series 2025 (BAM) (Baa3/AA)
4,000,000	5.000		08/15/2053	3,878,498
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
740,000	5.375		08/15/2042	741,914
1,000,000	5.625		08/15/2052	979,131
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
325,000	3.000		08/15/2034	292,258
345,000	3.000		08/15/2036	297,639
745,000	3.000		08/15/2039	590,077
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,130,000	5.000		02/15/2027	1,151,325
1,070,000	5.000		02/15/2028	1,112,724
Yoakum Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	4.250		02/15/2048	940,009

				1,049,012,978

Utah - 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
1,675,000	3.250	(c)	03/01/2031	1,596,096
1,875,000	3.500	(c)	03/01/2036	1,697,815
1,900,000	3.750	(c)	03/01/2041	1,691,810
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
2,300,000	5.625	(c)	12/01/2053	2,301,347
Copper Rim Infrastructure Financing District in The City of West Jordan Salt Lake County Utah Special Assessment Bonds Series 2025 (NR/NR)
1,750,000	6.125	(c)	12/01/2054	1,786,453
Intermountain Power Agency Power Supply RB 2023 Series A (Tax-Exempt) (Aa3/NR)
6,500,000	5.000		07/01/2034	7,159,503
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
3,814,000	5.250	(c)	02/01/2040	3,390,098
Mida Cormont Public Infrastructure District Limited Tax GO Bonds Series 2025A-1 (NR/NR)
2,200,000	6.250	(c)	06/01/2055	2,291,056
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
1,750,000	5.500	(c)	06/15/2039	1,788,170
1,000,000	5.750	(c)	06/15/2044	1,030,340
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A1/A+)
1,060,000	5.000		07/01/2047	1,060,167
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2021A (A1/A+)
3,035,000	5.000		07/01/2051	3,038,425

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Salt Lake City Airport RB for Salt Lake City International Airport Series 2023A (AMT) (A1/A+)
$1,500,000	5.250%		07/01/2053	$1,529,345
6,300,000	5.500		07/01/2053	6,529,937
Salt Lake City International Airport RB Series 2018A (A1/A+)
10,525,000	5.000		07/01/2036	10,812,335
5,000,000	5.000		07/01/2038	5,115,372
7,500,000	5.250		07/01/2048	7,586,054
Salt Lake City International Airport RB Series 2018A (AMT) (A1/ A+)
4,000,000	5.000		07/01/2029	4,164,908
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,000,000	5.000		07/01/2046	2,033,159
1,500,000	4.000		07/01/2051	1,273,964
Salt Lake City International Airport RB Series 2023A (A1/A+)
200,000	5.250		07/01/2048	206,640
Salt Lake City Utah Public Utilities RB Series 2025 (Aa1/AAA)
20,875,000	5.250		02/01/2055	21,839,147
Salt Lake City, Utah Airport RB, Series 2017A (AMT) Salt Lake City International Airport (A1/A+)
5,200,000	5.000		07/01/2042	5,200,922
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
2,325,000	4.000	(c)	10/15/2041	1,921,382
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
1,610,000	5.625	(c)	06/15/2042	1,619,356
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
500,000	4.000	(c)	07/15/2037	436,847
3,485,000	4.250	(c)	07/15/2050	2,681,765
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR/BB)
35,000	5.750	(c)	07/15/2026	34,935
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
890,000	4.000	(c)	06/15/2041	741,090
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000		04/15/2039	715,365
625,000	5.000		04/15/2044	630,776
1,150,000	5.000		04/15/2049	1,144,956
Utah Housing Corp. Multifamily Housing RB for Promontory Place Apartments Series 2024B (Aa1/NR)
2,285,000	3.400	(a)(b)	02/01/2028	2,297,636
Utah Housing Corporation Multifamily Housing RB Liberty Corner Series 2025 (Aa1/NR) (PUTABLE)
3,000,000	3.000	(a)(b)	09/01/2045	2,992,522

				110,339,693

Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series 2017 (Aa3/A+)
365,000	5.000		10/01/2043	370,737
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
585,000	5.000		05/01/2026	585,608

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Vermont – (continued)
Vermont Economic Development Authority Solid Waste Disposal RB Casella Waste Systems, Inc. Project Series 2022A-2 (B1/ B+)
$1,000,000	4.375	%(a)(b)(c)	06/01/2052	$1,019,849
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000	5.000	(a)(b)(c)	06/01/2052	2,195,917
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000	5.500	(c)	10/01/2043	2,399,173

				6,571,284

Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
825,000	5.000		10/01/2039	838,977
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/ NR)
3,250,000	5.000	(c)	10/01/2039	3,179,941
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A1/AA)
5,000,000	5.000	(c)	10/01/2034	5,014,547
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note, Series 2025 (NR/A)
1,500,000	5.000		09/01/2040	1,621,037
1,225,000	5.000		09/01/2041	1,312,998
1,255,000	5.000		09/01/2042	1,336,726
1,750,000	5.000		09/01/2044	1,846,676

				15,150,902

Virginia - 1.2%
Alexandria Redevelopment and Housing Authority Multifamily Housing RB 431 S Columbus St Block 4 Series 2024 (HUD SECT 8) (Aa1/NR)
3,650,000	3.200	(a)(b)	12/01/2054	3,652,904
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
2,700,000	7.000		09/01/2053	2,946,326
Economic Development Authority of The City of Salem, Virginia Educational Facilities RB Roanoke College, Series 2025 (NR/ BBB+)
1,000,000	5.000		04/01/2040	1,014,605
Economic Development Authority of The City of Winchester Virginia RB Valley Health System Obligated Group Series 2024A (A1/A+)
1,425,000	5.000		01/01/2040	1,528,949
5,365,000	5.000		01/01/2041	5,711,780
2,180,000	5.000		01/01/2042	2,305,491
Fairfax County Redevelopment & Housing Authority Multifamily Housing RB for Dominion Square North Project Series 2023 (Aa1/NR)
1,825,000	5.000	(a)(b)	01/01/2045	1,868,018
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
3,000,000	5.000		01/01/2040	2,982,994

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Harrisonburg Redevelopment and Housing Authority Multifamily Housing RB Helios Series 2023 (Aa1/NR)
$4,750,000	3.570	%(a)(b)	10/01/2045	$4,778,060
Industrial Development Authority of Arlington County Hospital RB for VHC Health Series 2023A (NR/A+)
6,700,000	5.000	(a)(b)	07/01/2053	7,144,950
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
4,215,000	5.000	(a)(b)	05/01/2043	4,222,313
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
45,000	5.000		04/01/2027	45,697
50,000	5.000		04/01/2028	51,361
460,000	5.000		04/01/2029	477,680
350,000	5.000		04/01/2030	366,539
740,000	5.000		04/01/2031	769,834
300,000	5.000		04/01/2032	310,692
650,000	5.000		04/01/2033	670,595
395,000	5.000		04/01/2034	405,166
110,000	5.000		04/01/2035	112,306
430,000	5.000		04/01/2036	437,289
1,030,000	5.000		04/01/2037	1,043,500
410,000	4.000		04/01/2039	381,228
265,000	4.000		04/01/2040	241,085
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
8,385,000	6.706		06/01/2046	6,530,941
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
123,090,000	0.000	(f)	06/01/2047	30,507,906
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
13,500,000	0.000	(f)	06/01/2047	3,278,166
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000	5.000		04/01/2045	20,705,238
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
3,975,000	5.375		09/01/2029	4,003,023
Virginia College Building Authority Educational Facilities RB Regent University Project, Series 2025 (NR/BBB)
2,670,000	6.000		06/01/2050	2,782,986
Virginia Housing Development Authority RB Series 2019 E (Aa1/ AA+)
5,000,000	3.100		12/01/2045	4,061,858
Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
1,000,000	4.800		12/01/2049	996,805
Virginia Housing Development Authority Rental Housing Bonds 2025 Series A (NON-AMT) (Aa1/AA+)
550,000	3.250		03/01/2029	550,042
1,750,000	3.250		09/01/2029	1,751,552
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
4,735,000	5.000		12/31/2056	4,497,159

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
$2,600,000	5.000%		10/01/2036	$2,817,534
2,700,000	5.000		10/01/2037	2,917,180
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
1,875,000	5.000		12/31/2052	1,815,603
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B-)
300,000	5.000	(a)(b)(c)	01/01/2048	288,972
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000	5.000		12/31/2049	5,171,586
4,950,000	5.000		12/31/2052	4,723,953

				140,869,866

Washington - 1.7%
Bethel School District No. 403 Pierce County Washington Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
7,000,000	5.000		12/01/2041	7,631,774
5,980,000	5.000		12/01/2042	6,486,822
4,185,000	5.000		12/01/2043	4,505,970
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (Aa1/AA+)
1,200,000	4.000		09/01/2036	1,232,217
2,665,000	4.000		09/01/2037	2,714,105
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000		01/01/2033	3,385,643
6,715,000	4.000		01/01/2034	6,782,847
11,655,000	4.000		01/01/2043	11,259,862
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000		05/01/2044	13,153,234
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000		07/01/2035	6,594,474
City of Tacoma Washington Electric System RB, Series 2025A (NR/AA)
8,275,000	5.250		01/01/2050	8,727,740
Energy Northwest Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2025-A (Aa2/AA-)
7,175,000	5.000		07/01/2042	7,825,751
Energy Northwest Columbia Generating Station Electric Revenue Refunding Bonds Series 2021-A (Aa2/AA-)
8,830,000	4.000		07/01/2042	8,832,715
Highline School District No. 401, King County, Washington UT GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000	5.000		12/01/2039	2,954,031
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
4,170,000	5.000		04/01/2030	4,174,559
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
4,740,000	5.000		05/01/2042	4,770,169
Port of Seattle Intermediate Lien RB Series 2018A (AMT) (Aa3/ AA-)
5,000,000	5.000		05/01/2038	5,057,711
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
7,000,000	5.000		04/01/2039	7,179,766

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (Aa3/AA-)
$4,000,000	5.000%	08/01/2037	$4,219,395
700,000	4.000	08/01/2041	673,768
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A (Aa3/AA-)
2,500,000	5.000	05/01/2043	2,512,495
Port of Seattle Intermediate Lien Revenue Refunding Bond Series 2022A (Aa3/AA-)
865,000	5.000	08/01/2028	912,950
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (Aa3/AA-)
5,000,000	5.000	08/01/2039	5,231,646
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA+)
12,455,000	5.000	12/01/2043	12,490,427
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
800,000	5.500	12/01/2044	835,356
Spokane County Washington Airport RB Series 2024B (AMT) (A2/A)
3,210,000	5.250	01/01/2042	3,385,423
State of Washington Various Purpose GO Bonds Series R-2022A (Aaa/AA+)
2,490,000	5.000	02/01/2027	2,541,550
Washington Health Care Facilities Authority RB (Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000	5.000	08/01/2037	5,171,773
1,140,000	5.000	08/01/2039	1,171,375
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
3,370,000	4.000	08/01/2044	3,062,914
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
2,000,000	5.000	08/01/2037	2,068,709
285,000	5.000	08/01/2038	293,816
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
570,000	5.000	08/01/2036	591,896
Washington Higher Education Facilities Authority RB for Seattle University Project Series 2020 (NR/A)
1,200,000	4.000	05/01/2050	1,014,967
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
1,050,000	4.000	07/01/2031	1,069,687
Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB+)
320,000	5.000	07/01/2029	331,123
11,450,000	5.000	07/01/2048	11,387,230
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Bonds 2018 (Baa1/BBB-)
2,560,000	5.000	07/01/2043	2,574,871
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB-)
2,925,000	4.000	07/01/2043	2,710,374

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
Washington State Housing Finance Commission Nonprof it Housing RB (Bayview Manor II Project), Series 2025B-1 Tax Exempt Mandatory Paydown Securities (Temps–85S\M) (NR/ NR)
$2,875,000	4.500	%(c)	07/01/2030	$2,875,789
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
745,000	5.000	(c)	01/01/2034	762,251
1,400,000	5.000	(c)	01/01/2039	1,411,819
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding RB Josephine Caring Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
5,550,000	4.200	(c)	07/01/2030	5,520,612
7,375,000	4.500	(c)	07/01/2031	7,339,501
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Revenue Bonds for Emerald Heights Project Series 2023A (NR/NR)
1,325,000	5.000		07/01/2038	1,375,619
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
900,000	5.625	(c)	07/01/2038	965,678

				197,772,404

West Virginia - 0.6%
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University Town Centre Series 2023 A (NR/NR)
395,000	5.000	(c)	06/01/2033	410,254
Monongalia County Commission Subordinate Special District Excise Tax Revenue & Improvement Bonds for University Town Centre Economic Opportunity Development District Series 2023 A (NR/NR)
740,000	7.000	(c)	06/01/2043	778,341
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000	5.000		06/01/2035	7,421,463
State of West Virginia GO State Road Bonds Series 2019 A (Aa2/ AA-)
605,000	5.000		06/01/2035	638,531
State of West Virginia, West Virginia GO State Road Bonds, Series 2019 A (Aa2/AA-)
1,600,000	5.000		12/01/2036	1,679,402
The County Commission of Ohio County, West Virginia Special District Excise Tax Revenue Refunding and Improvement Bonds, Series 2025 A (AGM) (NR/AA)
2,000,000	5.500		06/01/2054	2,080,541
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
7,445,000	3.375	(a)(b)	03/01/2040	7,495,557
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Company - Amos Project) Series 2009B (Baa1/BBB+) (PUTABLE)
7,675,000	3.700	(a)(b)	12/01/2042	7,799,372

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

West Virginia – (continued)
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
$9,150,000	3.000	%(a)(b)	06/01/2037	$9,087,438
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
3,565,000	4.700	(a)(b)	04/01/2036	3,569,865
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,855,000	5.125		09/01/2042	3,041,216
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,970,000	5.500		09/01/2048	3,119,106
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Ba1/ BBB)
1,000,000	5.000		01/01/2033	999,443
950,000	5.000		01/01/2034	943,890
825,000	5.000		01/01/2035	814,024
2,330,000	5.000		01/01/2036	2,278,071
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,375,000	5.000		09/01/2029	2,485,136
4,775,000	5.000		09/01/2030	4,976,623
1,520,000	5.000		09/01/2032	1,571,651
West Virginia Housing Development Fund Housing Finance Bonds 2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000	4.350		11/01/2039	3,854,819
4,685,000	4.700		11/01/2044	4,709,542
West Virginia Housing Development Fund Multifamily Housing RB for Beckley Preservation Series 2024 (HUD SECT 8) (Aa1/NR)
2,000,000	5.000	(a)(b)	08/01/2027	2,039,645

				71,793,930

Wisconsin - 1.8%
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000	5.000		04/01/2026	4,100,000
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
1,475,000	5.000		04/01/2026	1,475,000
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
800,000	5.875	(c)	06/01/2052	760,226
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
300,000	6.375	(c)	07/01/2043	313,167
Public Finance Authority Charter School RB Series 2021A (Ba2/ NR)
165,000	4.250	(c)	06/15/2031	162,349

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
$700,000	5.000%		06/15/2044	$687,674
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
1,060,000	5.375	(c)	06/15/2042	1,056,391
Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
1,280,000	5.000	(c)	12/15/2044	1,238,797
Public Finance Authority Education RB Mater Academy of Nevada Cactus Park Campus Project Series 2025A (NR/BB)
665,000	5.000	(c)	12/15/2035	690,050
1,030,000	6.000	(c)	12/15/2045	1,074,573
Public Finance Authority Education RB Pinecrest Academy of Nevada—Pinecrest Academy Springs Campus Project Series 2025A (NR/BB+)
2,500,000	4.000	(c)	07/15/2033	2,477,792
Public Finance Authority Education RB Series 2022 (NR/NR)
1,245,000	5.000	(c)	01/01/2042	1,141,716
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
750,000	4.000	(c)	07/15/2039	703,113
700,000	4.250	(c)	07/15/2044	635,660
700,000	4.500	(c)	07/15/2049	614,033
Public Finance Authority Educational Facilities RB Lindenwood Education System Series 2026 (NR/BBB-)
1,140,000	5.000		06/01/2028	1,169,676
1,325,000	5.000		06/01/2031	1,383,556
1,215,000	5.000		06/01/2034	1,267,217
1,340,000	5.000		06/01/2036	1,385,655
1,000,000	5.000		06/01/2038	1,019,488
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba2/BB)
1,000,000	4.300		11/01/2030	997,570
Public Finance Authority Health Care Facilities Revenue and Refunding RB Blue Ridge Healthcare Series 2020A (A3/A)
1,100,000	5.000		01/01/2038	1,132,154
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
10,975,000	6.750	(c)	08/01/2031	7,682,500
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB-)
265,000	5.000		07/01/2035	270,368
310,000	5.000		07/01/2036	315,107
265,000	5.000		07/01/2037	268,436
310,000	5.000		07/01/2038	312,939
310,000	5.000		07/01/2039	311,554
285,000	5.000		07/01/2040	283,561
310,000	5.000		07/01/2041	303,744
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
175,000	4.000		07/01/2033	175,530
130,000	4.000		07/01/2034	130,254
155,000	4.000		07/01/2035	155,056
220,000	4.000		07/01/2036	219,271
220,000	4.000		07/01/2037	218,578

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA) – (continued)
$265,000	4.000%		07/01/2038	$262,108
265,000	4.000		07/01/2039	259,651
265,000	4.000		07/01/2040	256,022
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,470,000	5.000	(c)	12/01/2035	1,478,886
1,950,000	5.000	(c)	12/01/2045	1,804,234
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000		07/01/2041	771,871
1,000,000	4.000		07/01/2051	783,853
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
315,000	4.000	(c)	06/15/2030	312,201
815,000	5.000	(c)	06/15/2040	812,646
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,000,000	4.000	(c)	03/01/2030	989,372
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
5,550,000	5.625	(c)	06/01/2050	5,491,954
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
7,575,000	6.500	(c)	06/01/2045	6,755,362
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
9,750,000	5.200		12/01/2037	9,901,707
1,430,000	5.350		12/01/2045	1,439,262
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB-)
2,470,000	6.000	(c)	07/01/2031	2,309,624
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/ NR) (PUTABLE)
240,000	4.000	(a)(b)(d)	10/01/2030	251,241
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/ BBB-)
8,000,000	5.500	(c)	06/01/2040	8,295,219
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/ NR)
2,125,000	5.250		11/15/2050	2,147,152
1,550,000	5.250		11/15/2055	1,557,741
Public Finance Authority RB Kahala Nui Project Series 2025 (A3/A)
1,325,000	4.000	(a)(b)	10/01/2041	1,350,608
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
950,000	5.000		01/01/2033	996,145
900,000	5.000		01/01/2036	932,567
500,000	5.000		01/01/2037	516,176
700,000	5.000		01/01/2039	718,702
875,000	5.000		01/01/2040	896,575
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
445,000	5.000	(c)	06/01/2029	447,081
1,710,000	5.000	(c)	06/01/2039	1,620,728

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
$1,000,000	4.000%		01/01/2029	$ 1,001,202
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
305,000	4.000	(c)	09/01/2029	306,142
770,000	5.000	(c)	09/01/2039	776,793
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
5,900,000	4.500	(c)	07/01/2048	4,135,376
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
2,770,000	6.125	(c)	10/01/2049	2,392,342
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000	2.875		05/01/2027	1,987,361
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/BB+)
500,000	5.000	(c)	04/01/2030	509,956
Public Finance Authority RB Viticus Group Project Series 2025A (NR/NR)
725,000	6.250	(c)	12/01/2045	741,787
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
1,305,000	5.000		11/15/2041	1,339,707
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
970,000	5.000		11/15/2044	982,355
570,000	5.000		11/15/2049	565,249
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (NR/BBB+)
2,010,000	5.250		07/01/2028	2,011,714
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia Sr 400 Express Lanes Project (Baa3/NR)
8,300,000	6.500		12/31/2065	9,055,597
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000	4.000		01/01/2052	6,882,275
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
825,000	5.250		06/15/2045	839,012
650,000	5.250		06/15/2050	645,748
Public Finance Authority Student Housing RB Series 2021A-1 (Ba2/NR)
630,000	4.000	(c)	07/01/2041	532,121
2,725,000	4.000	(c)	07/01/2051	1,983,978
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
8,090,000	5.000	(c)	06/01/2041	8,096,649
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Driftwood Golf and Ranch Club Project Series 2025 (NR/NR)
1,480,000	0.000	(c)(f)	12/15/2039	616,226
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
1,970,000	5.375	(c)	12/15/2032	1,961,039

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority, Wisconsin Texas Infrastructure Program, Tax-Exempt Revenue Anticipation, Capital Appreciation Bonds (Willow Springs Project) Series 2025 (NR/NR)
$10,000,000	0.000	%(c)(f)	12/15/2039	$3,950,730
Racine Unified School District Racine County Wisconsin GO Promissory Notes (BAM) (Aa3/AA)
1,500,000	5.000		04/01/2038	1,602,173
1,350,000	5.000		04/01/2039	1,435,387
1,515,000	5.000		04/01/2040	1,601,708
1,650,000	5.000		04/01/2041	1,738,630
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000	5.000		05/01/2027	2,280,484
State of Wisconsin GO Refunding Bonds of 2027 Series 1 (Aa1/ AA+)
690,000	5.000	(g)	05/01/2033	761,763
1,085,000	5.000	(g)	05/01/2034	1,207,241
400,000	5.000	(g)	05/01/2035	447,701
State of Wisconsin GO Refunding Bonds of 2027, Series 1 (Forward Delivery) (Aa1/AA+)
3,225,000	5.000	(g)	05/01/2030	3,432,605
2,550,000	5.000	(g)	05/01/2031	2,753,001
1,675,000	5.000	(g)	05/01/2032	1,831,647
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000	5.250		08/15/2039	1,221,001
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000	4.400		08/15/2029	1,385,368
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-2 (NR/NR)
2,290,000	4.200		08/15/2028	2,290,412
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa2/NR)
1,185,000	3.000		02/01/2042	896,844
390,000	4.000		02/01/2045	331,035
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
365,000	3.000		12/01/2031	320,757
1,275,000	4.000		12/01/2041	1,017,955
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/NR)
475,000	4.000		09/15/2036	457,862
460,000	4.000		09/15/2041	422,988
425,000	4.000		09/15/2045	367,639
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/NR)
700,000	4.000		09/15/2036	674,744
680,000	4.000		09/15/2041	625,287
575,000	4.000		09/15/2045	497,394
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
13,395,000	5.000	(c)	08/01/2027	13,449,392
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa2/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000	2.600	(a)(e)	08/15/2054	2,769,273

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
$5,675,000	4.500%		02/15/2054	$5,293,080
Wisconsin Health and Educational Facilities Authority RB Series 2026 (NR/NR)
665,000	5.000	(g)	06/01/2045	655,856
1,200,000	5.375	(g)	06/01/2050	1,192,218
Wisconsin Health and Educational Facilities Authority Senior Living RB, Series 2025 (Chiara Housing and Services, Inc. Project) (NR/NR)
775,000	6.375		07/01/2045	820,400
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
5,700,000	5.000		02/01/2042	5,812,557
Wisconsin State Health and Educational Facilities Authority Variable Rate Refunding RB Froedtert Health Inc. Obligated Group Series 2024A (NR/AA)
3,150,000	5.000		04/01/2041	3,331,099
Wisconsin State Health and Educational Facilities Authority Variable Rate Refunding RB Froedtert Health Inc. Obligated Group Series 2024A (NR/AA)
3,495,000	5.000		04/01/2042	3,668,337
540,000	5.000		04/01/2043	563,272

				207,961,912

Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
18,735,000	3.625		07/15/2039	17,407,473

TOTAL MUNICIPAL BONDS
(Cost $11,683,573,124)				11,525,876,681

Corporate Bonds - 0.3%

Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
4,975,000	7.000%		12/01/27	5,108,192
Toledo Hospital RB Series 2022 B
1,895,000	5.325		11/15/28	1,911,714

				7,019,906

Real Estate - 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
2,780,721	9.750	(c)	12/01/39	2,157,286
Benloch Ranch Improvement Association No. 1 Series 2021
1,613,868	9.750	(c)	12/01/39	1,252,037
Benloch Ranch Improvement Association No. 2
14,700,000	10.000	(c)(j)	12/01/51	11,016,768
Brixton Park Improvement Association No. 1 Series
12,132,482	6.875	(c)(j)	12/01/51	10,534,755

				24,960,846

TOTAL CORPORATE BONDS

(Cost $37,349,755)				31,980,752

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) March 31, 2026

Shares	Dividend Rate	Value

Investment Company - 0.7%(k)
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
$86,754,636	3.536%	$86,754,636

(Cost $86,754,636)

TOTAL INVESTMENTS - 98.8%

(Cost $11,807,677,515)		$11,644,612,069

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		138,017,765

NET ASSETS - 100.0%		$11,782,629,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2026.
(b)

Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	When-issued security.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	-	Asset-Backed Security
AGC	-	Insured by Assured Guaranty Corp.
AGM	-	Insured by Assured Guaranty Municipal Corp.
AGM-CR	-	Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	-	Insured by American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax (subject to)
BAM	-	Build America Mutual Assurance Co.
CCRC	-	Congregate Care Retirement Center
CFD	-	Community Facilities District
COPS	-	Certificates of Participation
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage Association
GO	-	General Obligation
HUD SECT 8	-	Hud Section 8
IDA	-	Industrial Development Agency
LP	-	Limited Partnership
LT	-	Limited Tax
MTA	-	Metropolitan Transportation Authority
MUN GOVT	-
GTD		Municipal Government Guaranteed NATL
NATL	-	National Public Finance Guarantee Corp.
NR	-	Not Rated
PCRB	-	Pollution Control Revenue Bond
PSF-GTD	-	Guaranteed by Permanent School Fund
RB	-	Revenue Bond
RMKT	-	Remarketed
RR	-	Revenue Refunding
SCH BD	-
GTY		School Bond Guaranty
SCH BD RES	-
FD		School Board Reserve Fund
SD CRED	-
PROG		School District Credit Program
SIFMA	-	Securities Industry and Financial Markets Association
SOFR	-	Secured Overnight Financing Rate
SONYMA	-	State of New York Mortgage Agency
ST AID	-
WITHHLDG		State Aid Withholding
ST	-
INTERCEPT		State Aid Intercept
TCRS	-	Transferable Custody Receipts
UPMC	-	University of Pittsburgh Medical Center
USD	-	United States Dollar
UT	-	Unlimited Tax

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(2,303)	06/18/26	$(267,795,719)	$5,318,614

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 97.7%

Alabama - 2.3%
Black Belt Energy Gas District Gas Project RB Series 2022C-1 (A1/NR)
$10,000,000	5.250	%(a)(b)	02/01/2053	$10,490,719
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AGM) (A1/AA)
2,050,000	5.750		09/01/2050	2,197,471
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
3,150,000	5.250	(a)(b)	07/01/2054	3,358,997
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
2,525,000	5.750	(a)(b)	04/01/2054	2,754,839
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (Ba2/BB+)
26,250,000	5.750		10/01/2049	26,800,651
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/ BBB+)
32,160,000	5.250		10/01/2049	33,274,933
15,180,000	5.500		10/01/2053	15,783,655
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
1,085,000	4.500		11/01/2042	990,875
1,000,000	4.750		11/01/2049	875,388
Midcity Improvement District Special Assessment RB Series 2024 (NR/NR)
400,000	6.500	(c)	11/01/2044	392,466
550,000	6.750	(c)	11/01/2053	521,675
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
50,000,000	5.000	(a)(b)	06/01/2049	52,633,165
Southeast Energy Authority A Cooperative District Energy Supply RB Series 2025B (A1/NR)
18,265,000	5.250	(a)(b)	03/01/2055	18,765,456
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
10,000,000	5.000	(a)(b)	01/01/2054	10,494,150
Southeast Energy Authority, A Cooperative District Energy Supply RB Series 2025C (Aa1/NR)
3,000,000	5.000	(a)(b)	05/01/2055	3,173,340
Sumter County Alabama (NR/NR)
12,400,000	6.000	(d)	07/15/2052	0
The Black Belt Energy Gas District Gas Project Revenue Refunding Bonds 2025 Series D (Aa3/NR)
20,000,000	5.000	(a)(b)	12/01/2055	21,161,836
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
3,620,000	5.250	(a)(b)	12/01/2053	3,863,770
The Educational Building Authority of The City of Homewood Alabama Lease RB CHF – Horizons I L.L.C. Recreation Center Project at Samford University Tax-Exempt Series 2024- A (Baa2/NR)
5,930,000	5.500		10/01/2054	5,946,438
The Educational Building Authority of The City of Homewood Alabama RB Chf – Horizons Ii L.L.C. Student Housing & Parking Project At Samford University Tax-Exempt Series 2024-C (Baa2/NR)
11,230,000	5.500		10/01/2054	11,261,130

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)
The Educational Building Authority of The City of Homewood Alabama RB CHF – Horizons II L.L.C. Student Housing & Parking Project at Samford University Tax-Exempt Series 2024-C (Baa2/NR)
$1,100,000	5.000%		10/01/2056	$1,018,923
The Industrial Development Authority of Baldwin County County Solid Waste Disposal RB Novelis Corporation Project, Series 2025A (B1/BB)
11,250,000	5.000	(a)(b)(c)	06/01/2055	11,410,414
The Industrial Development Authority of Baldwin County Solid Waste Disposal RB Novelis Corp. Project Series 2025B (B1/ BB)
11,500,000	4.625	(a)(b)(c)	06/01/2055	11,502,104
The Industrial Development Authority of Baldwin County Solid Waste Disposal RB Novelis Corporation Project Series 2026A (B1/BB)
18,500,000	4.300	(a)(b)(c)	03/01/2056	17,938,701
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa2/BBB)
14,400,000	5.000		06/01/2054	13,707,191
The Industrial Development Authority of Mobile County Solid Waste Disposal RB for AM NS Calvert LLC Project Series 2024B (Baa2/BBB)
24,605,000	4.750		12/01/2054	22,581,322
University Beach Improvement District Special Assessment RB Series 2026 (NR/NR)
1,150,000	7.500	(c)	11/01/2045	1,151,090
2,500,000	7.500	(c)	11/01/2055	2,400,805

				306,451,504

Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset Back Bonds Series 2021 (NR/NR)
19,470,000	0.000	(e)	06/01/2066	2,085,126

American Samoa - 0.1%
American Samoa Economic Development Authority General RB Series 2021A (Ba3/NR)
6,375,000	5.000	(c)	09/01/2038	6,428,070
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
1,300,000	3.720	(c)	09/01/2027	1,274,440

				7,702,510

Arizona - 1.4%
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
900,000	5.375	(c)	07/01/2053	845,993
1,000,000	5.500	(c)	07/01/2058	949,218
Arizona IDA Education RB for Benjamin Franklin Charter School Projects Series 2023A (Ba1/NR)
1,000,000	5.250	(c)	07/01/2053	906,577
1,000,000	5.500	(c)	07/01/2058	930,123
Arizona IDA Hospital RB for Navajo Health Foundation - Sage Memorial Hospital, Inc. Project Series 2024 (NR/NR)
7,075,000	7.125	(c)	05/01/2044	7,404,667
11,200,000	7.625	(c)	05/01/2054	11,997,688

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
$17,000,000	6.500	%(c)	11/01/2053	$16,633,886
Arizona IDA Senior Living Rev Taxable Bonds First Tier Project 2025A1 (NR/NR)
4,850,000	8.000	(c)	01/01/2029	4,911,858
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Social Bond Series 2020A (NR/A+)
1,500,000	4.000		11/01/2050	1,306,853
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB+)
925,000	4.000	(c)	12/15/2041	823,658
2,115,000	4.000	(c)	12/15/2051	1,630,937
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Baa3/NR)
470,000	4.000	(c)	07/15/2051	356,390
445,000	4.000	(c)	07/15/2056	325,238
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000	5.000	(c)	07/15/2053	10,015,694
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
33,878,000	5.125		01/01/2059	31,198,328
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
6,287,427	5.125		01/01/2059	4,721,412
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,625,000	3.000		07/01/2049	1,188,579
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
2,710,000	3.250		07/01/2049	1,987,751
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000	4.000	(c)	07/01/2056	953,829
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
3,400,000	3.500	(b)(c)	07/01/2044	2,659,860
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2/BB+)
1,825,000	4.000	(c)	10/15/2047	1,566,492
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
4,500,000	6.875	(c)	11/15/2052	4,731,312
2,750,000	7.000	(c)	11/15/2057	2,908,782
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (NR/A+)
4,325,000	4.000		11/01/2051	3,737,671
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
595,000	4.100		07/01/2034	580,366
1,842,000	4.750		07/01/2043	1,747,932
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000	5.000		05/15/2056	14,966,860
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000	6.000	(c)*	08/01/2028	1,550,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR) – (continued)
$16,130,000	6.250	%(c)*	08/01/2040	$8,065,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
1,160,000	4.000		02/15/2051	916,271
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
700,000	5.000	(c)	07/01/2050	640,636
1,340,000	5.000	(c)	07/01/2054	1,196,950
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
1,885,000	5.250	(c)	10/01/2040	1,669,691
10,835,000	5.500	(c)	10/01/2051	8,859,428
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A2/BBB+)
2,000,000	2.400		06/01/2035	1,701,778
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
250,000	5.500	(c)	05/01/2040	250,205
950,000	5.750	(c)	05/01/2050	929,348
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000		12/01/2050	1,383,698
1,900,000	5.000		12/01/2054	1,702,109
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000		07/01/2037	855,655
1,000,000	5.000		07/01/2042	980,714
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,375,000	5.000	(c)	06/15/2059	1,146,917
The Industrial Development Authority of The City of Sierra Vista Education Facility RB Flagstaff Junior Academy Project Series 2025 (NR/NR)
1,270,000	6.750	(c)	06/01/2045	1,295,939
6,340,000	7.000	(c)	06/01/2065	6,389,544
The Industrial Development Authority of The County of Maricopa Education Facilities RB for Arizona Christian University Project Series 2024A (NR/NR)
3,675,000	6.375	(a)(b)(c)	10/01/2054	3,590,916
The Industrial Development Authority of The County of Maricopa Education RB (Legacy Traditional Schools Projects) Series 2021A (NR/BBB-)
1,150,000	4.000	(c)	07/01/2051	906,655
The Industrial Development Authority of The County of Maricopa Education Revenue Refunding Bonds Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
3,675,000	4.250		07/01/2044	3,246,797
The Industrial Development Authority of The County of Maricopa Educational Facilities Valley Christian Schools Project RB Series 2023A (NR/NR)
1,925,000	6.250	(c)	07/01/2053	1,850,323
1,800,000	6.375	(c)	07/01/2058	1,733,966

				182,850,494

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arkansas - 0.4%
Arkansas Development Finance Authority Educational Facility RB Providence Academy Project Series 2026A (NR/NR)
$4,000,000	6.625	%(c)(f)	07/01/2051	$3,962,782
2,775,000	6.750	(c)(f)	07/01/2061	2,740,895
Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB+)
16,175,000	5.450		09/01/2052	16,298,939
Arkansas Development Finance Authority Environmental Improvement RB Series 2023 United States Steel Corporation Project Green Bonds (AMT) (NR/BB+)
2,275,000	5.700		05/01/2053	2,317,329
Arkansas Development Finance Authority Environmental Improvement RB United States Steel Corporation Project Series 2026B (AMT) (Baa2/BBB)
9,200,000	4.250	(a)(b)(c)	09/01/2046	9,136,444
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,370,000	3.200		12/01/2049	3,981,966
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000	4.250		07/01/2041	1,092,806
775,000	3.500		07/01/2046	483,282
500,000	4.000		07/01/2052	332,862
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500		07/01/2038	3,622,484
The Fayetteville Public Facilities Board Retirement Facilities RB Butterfield Trail Village Project Series 2026 (NR/AA)
1,000,000	5.500		12/01/2054	1,008,373
1,875,000	5.500		12/01/2060	1,874,486

				46,852,648

California - 7.5%
ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)
1,600,000	0.000	(e)	08/01/2026	1,585,417
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (Aa3/AA-)
3,500,000	5.500		05/01/2055	3,694,067
Airport Commission of The City and County of San Francisco Second Series RB Series 2019A (AMT) (Aa3/AA-)
3,980,000	4.000		05/01/2049	3,515,518
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (NR/NR)
145,000	4.000	(g)	05/01/2029	146,654
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (Aa3/AA-)
1,535,000	4.000		05/01/2050	1,344,778
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000	0.000	(h)	10/01/2051	1,839,773
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)
1,850,000	0.000	(h)	10/01/2047	1,068,946
1,850,000	0.000	(h)	10/01/2048	1,062,952
2,300,000	0.000	(h)	10/01/2049	1,314,252
1,375,000	0.000	(h)	10/01/2050	778,424

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
$4,995,000	0.000	%(e)	08/01/2037	$3,303,909
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A1/AA)
1,410,000	0.000	(e)	08/01/2036	935,051
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000	3.000		04/01/2054	3,534,585
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,000,000	4.500		07/01/2054	4,638,433
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000	5.000	(a)(b)	02/01/2054	3,168,618
California Community Choice Financing Authority Clean Energy Project RB Series 2023B (A1/NR)
2,000,000	5.000	(a)(b)	07/01/2053	2,097,430
California Community Choice Financing Authority Clean Energy Project RB Series 2024E (Green Bonds) (A1/NR)
20,000,000	5.000	(a)(b)	02/01/2055	21,168,818
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BBB-)
2,755,000	5.250		05/01/2048	2,771,565
2,850,000	5.250		05/01/2053	2,858,070
California Community College Financing Authority Student Housing RB for Napa Valley College Project Series 2022A (NR/NR)
9,275,000	5.750	(c)	07/01/2060	6,247,680
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)
9,775,000	4.000	(c)	02/01/2056	7,993,682
California Community Housing Agency Essential Housing Junior RB Series 2021A-2 (NR/NR)
2,300,000	4.000	(c)	08/01/2050	1,791,337
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
20,820,000	4.000	(c)	02/01/2056	16,040,053
California Community Housing Agency Essential Housing RB Series 2021A-1 (NR/NR)
1,825,000	3.000	(c)	02/01/2057	1,217,243
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
6,450,000	4.000	(c)	02/01/2056	5,333,852
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,345,000	5.000		06/01/2050	1,225,205
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/ NR)
7,375,000	0.000	(e)	06/01/2055	1,411,522
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
145,960,000	0.000	(e)	06/01/2055	26,622,476

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
$145,220,000	0.000	%(e)	06/01/2055	$15,808,214
California Enterprise Development Authority Charter School RB for The Rocklin Academy Project Series 2024 (NR/BBB-)
700,000	5.000	(c)	06/01/2054	659,004
1,100,000	5.000	(c)	06/01/2064	1,010,689
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BBB-)
595,000	4.000	(c)	06/01/2061	461,988
California Health Facilities Financing Authority RB for Commonspirit Health 2020 A (NR/NR)
195,000	4.000	(g)	04/01/2030	206,521
California Health Facilities Financing Authority RB for Commonspirit Health 2020 A (NR/A-)
5,510,000	4.000		04/01/2049	4,954,569
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
2,525,000	4.000		05/15/2051	2,284,814
California Infrastructure & Economic Development Rev Amt Bds Brightline West Passenger Rail 2025 B Green Bond (NR/NR)
38,460,000	12.000	(a)(b)(c)	01/01/2065	20,383,800
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series RB Series 2020A-1 (NR/NR)
900,000	5.000	(c)	01/01/2055	770,162
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (NR/BB+)
1,000,000	5.000		07/01/2052	925,020
4,000,000	5.000		07/01/2062	3,588,568
California Municipal Finance Authority Community Facilities District Special Tax Bonds for City of Chula Vista Series 2022 (NR/NR)
2,750,000	5.000		09/01/2052	2,733,708
5,250,000	5.000		09/01/2057	5,141,704
California Municipal Finance Authority Municipal Certificates Series 2025-1 Class B (NR/NR)
1,250,000	3.242	(a)(b)(c)	06/20/2049	768,462
California Municipal Finance Authority RB (California Lutheran University) Series 2018 (Baa2/NR)
225,000	5.000		10/01/2035	229,996
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (Baa1/BBB+)
3,800,000	5.000		02/01/2042	3,816,718
10,000,000	5.000		02/01/2047	10,011,510
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)
1,135,000	5.000	(c)	07/01/2052	1,009,764
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000		07/01/2051	1,188,757
1,035,000	4.000		07/01/2055	790,861
California Municipal Finance Authority RB Gateways Hospital and Mental Health Centers Series 2026A Tax-Exempt (NR/NR)
1,865,000	5.250		09/01/2055	1,862,508

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
$1,090,000	5.000	%(c)	10/01/2049	$1,006,386
1,740,000	5.000	(c)	10/01/2054	1,569,279
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
7,395,000	5.000		12/31/2043	7,470,389
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (A2/NR)
14,040,000	4.000		12/31/2047	12,308,276
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/ BB+)
11,425,000	4.000		07/15/2029	11,462,464
California Municipal Finance Authority Student Residence RB Ascent 613 Project Series 2025A (NR/NR)
2,825,000	5.375	(c)	01/01/2055	2,759,787
1,375,000	5.500	(c)	01/01/2060	1,360,040
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa2/NR)
1,325,000	5.000	(c)	07/01/2037	1,326,895
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa2/NR)
2,355,000	5.000	(c)	07/01/2035	2,533,061
1,730,000	5.000	(c)	07/01/2037	1,841,523
1,750,000	5.000	(c)	07/01/2038	1,851,262
1,200,000	5.000	(c)	11/21/2045	1,239,407
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa2/NR)
12,660,000	5.000	(c)	11/21/2045	12,660,779
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa2/NR)
1,000,000	5.000	(c)	11/21/2045	1,013,667
California Pollution Control Financing Authority Water Furnishing RR Bonds, Series 2019 (San Diego County Water Authority Desalination Project Pipeline) (Baa2/NR)
550,000	5.000	(c)	07/01/2039	562,066
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,540,000	5.000	(c)	06/15/2050	1,400,343
1,030,000	5.000	(c)	06/15/2055	911,786
California School Finance Authority Charter School RB Envision Education Obligated Group Series 2024A (NR/BB+)
1,620,000	5.000	(c)	06/01/2064	1,399,340
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/ BB-)
4,605,000	6.375	(c)	04/01/2062	4,568,854
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/ BBB-)
2,055,000	5.000	(c)	10/01/2052	1,926,373
3,250,000	5.000	(c)	10/01/2061	2,982,853

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
$1,450,000	4.000	%(c)	10/01/2046	$1,236,120
California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,235,000	5.500	(c)	07/01/2054	2,245,931
2,200,000	5.625	(c)	07/01/2063	2,207,091
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000	5.250	(c)	07/01/2052	1,029,232
745,000	5.375	(c)	07/01/2056	732,225
1,525,000	5.500	(c)	07/01/2062	1,512,714
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
1,800,000	6.500	(c)	06/01/2062	1,845,649
California School Finance Authority Charter School RB for Orange County Educational Arts Academy Project Series 2023A (NR/ NR)
560,000	5.625	(c)	06/01/2043	565,398
700,000	5.875	(c)	06/01/2053	696,203
California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB+)
2,905,000	5.000	(c)	07/01/2052	2,660,952
4,190,000	5.000	(c)	07/01/2061	3,745,314
California School Finance Authority Charter School RB for Valley International Preparatory High School Project Series 2022A (NR/NR)
2,230,000	5.250	(c)	03/01/2062	1,575,150
California School Finance Authority Charter School RB Orange Springs Obligated Group Series 2026A (NR/BB+)
2,660,000	5.750	(c)(f)	07/01/2056	2,542,024
2,150,000	6.000	(c)(f)	07/01/2061	2,097,100
California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 (NR/ BB)
500,000	5.250	(c)	08/01/2038	513,628
550,000	5.500	(c)	08/01/2043	564,252
500,000	5.500	(c)	08/01/2047	502,299
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000	5.000	(c)	06/01/2064	1,327,282
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
3,500,000	5.000	(c)	10/01/2050	3,289,669
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
2,770,000	5.000	(c)	07/01/2058	2,383,241
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
600,000	5.000	(c)	06/01/2051	520,641
2,440,000	5.000	(c)	06/01/2061	2,037,371
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000	5.000	(c)	07/01/2045	1,301,009
1,240,000	5.000	(c)	07/01/2055	1,141,481
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
1,100,000	4.000	(c)	06/01/2041	803,681

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR) – (continued)
$1,350,000	4.000	%(c)	06/01/2051	$931,026
2,195,000	4.000	(c)	06/01/2061	1,411,710
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000	5.000	(c)	07/01/2059	2,245,996
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BBB-)
920,000	4.000	(c)	07/01/2045	777,129
California School Finance Authority School Facility Refunding RB for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000	5.250	(c)	07/01/2048	700,576
California Statewide Communities Development Authority (Marin General Hospital) RB Series 2018A (Green Bonds) (NR/BBB)
500,000	5.000		08/01/2038	506,253
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.000		09/01/2053	993,520
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000	7.250	(c)	09/01/2050	2,926,461
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
2,650,000	4.000		09/01/2051	2,223,295
California Statewide Communities Development Authority Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
4,500,000	5.000		09/01/2052	4,479,852
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
575,000	5.000		09/02/2043	581,474
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000		09/02/2039	1,382,160
895,000	5.000		09/02/2044	906,995
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/ NR)
375,000	5.000	(c)	06/01/2034	384,898
475,000	5.000	(c)	06/01/2039	480,439
1,340,000	5.000	(c)	06/01/2051	1,284,898
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB+)
16,270,000	5.500	(c)	12/01/2058	16,557,089
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/ BB+)
18,325,000	5.250		12/01/2044	18,348,308

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/ BB+)
$1,600,000	5.000	%(c)	12/01/2041	$1,601,388
2,080,000	5.000	(c)	12/01/2046	2,080,077
17,130,000	5.250	(c)	12/01/2056	17,130,820
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/ BBB)
3,000,000	4.000		08/01/2045	2,662,931
California Statewide Communities Development Authority RB for Marin General Hospital Series 2018A (NR/BBB)
175,000	5.000		08/01/2037	177,564
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000	5.250	(c)	07/01/2039	2,388,912
3,375,000	5.250	(c)	07/01/2049	3,341,811
1,975,000	5.250	(c)	07/01/2052	1,916,008
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)
935,000	5.000	(c)	11/01/2032	947,464
1,875,000	5.000	(c)	11/01/2041	1,877,632
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB+)
21,240,000	5.500		12/01/2054	21,268,867
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000		09/02/2050	1,018,445
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,935,000	5.000		09/02/2038	3,001,271
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
1,990,000	4.000		09/02/2051	1,659,659
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
1,525,000	5.250		09/01/2052	1,538,102
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,040,000	5.000		09/02/2048	1,044,881
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
2,960,000	5.000		09/02/2048	2,972,488
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/ NR)
3,075,000	5.000		05/15/2047	3,078,216
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
1,450,000	5.000		05/15/2040	1,451,181

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
$36,600,000	0.000	%(e)	06/01/2046	$6,012,469
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa3/NR)
7,000,000	0.000	(e)	09/01/2033	5,349,452
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000		09/01/2037	162,360
195,000	3.000		09/01/2038	162,268
205,000	3.000		09/01/2039	165,703
210,000	3.000		09/01/2040	165,860
715,000	3.125		09/01/2044	537,061
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2051	752,331
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/ NR)
1,500,000	4.000	(c)	09/01/2051	1,245,458
City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Shoreline (Tax Zone 1) Special Tax Bonds, Series 2023C (NR/NR)
1,345,000	5.750	(c)	09/01/2053	1,390,513
City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Special Tax Bonds, Series 2023B (NR/NR)
1,650,000	5.750	(c)	09/01/2053	1,705,833
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
1,050,000	5.000		09/01/2053	1,046,290
City of Beaumont Community Facilities District No. 2016-3 Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000	5.000		09/01/2053	887,589
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,700,000	5.375		09/01/2052	2,753,311
City of Dublin, Community Facilities District No. 2015-1 (Dublin Crossing) Improvement Area No.5, California Special Tax Bonds, Series 2023 (NR/NR)
1,150,000	5.375		09/01/2051	1,172,611
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
850,000	5.000		09/01/2050	848,940
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000		09/01/2045	3,001,132
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
1,850,000	4.000		05/15/2049	1,633,879
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
450,000	4.125		05/15/2043	434,966
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000	5.250		04/01/2034	1,368,000
3,565,000	5.250		04/01/2039	2,531,150
16,065,000	5.250		04/01/2049	11,245,500
7,135,000	5.250		04/01/2054	4,923,150

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Bonds Series 2024 (NR/NR)
$600,000	5.000%		09/01/2049	$604,277
525,000	5.000		09/01/2053	525,506
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
500,000	4.000		09/02/2037	489,268
City of Roseville Special Tax Bonds for Creekview Community Facilities District No. 1 Series 2023 (NR/NR)
1,650,000	5.250		09/01/2053	1,669,300
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
350,000	4.000		09/01/2035	352,388
425,000	4.000		09/01/2045	384,488
950,000	4.000		09/01/2050	812,246
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000		09/01/2045	428,046
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
700,000	5.000	(c)	09/01/2037	702,644
1,745,000	5.000	(c)	09/01/2047	1,731,592
City of San Francisco Airport Commission International Airport RB Series 2022A (Aa3/NR)
2,165,000	5.000		05/01/2052	2,176,013
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (Aa3/AA-)
2,000,000	5.000		05/01/2049	2,004,713
City of San Francisco Improvement Area Community Facilities District Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2046	792,877
City of San Jose, California Airport Revenue Refunding Bonds Series 2017A (A2/A)
4,310,000	5.000		03/01/2047	4,310,181
CMFA Special Finance Agency Essential Housing RB Series 2021A-1 (NR/NR)
4,465,000	3.000	(c)	12/01/2056	2,886,113
CMFA Special Finance Agency VIII Essential Housing RB 2021A- 1 (NR/NR)
5,500,000	3.000	(c)	08/01/2056	3,687,092
Community Facilities District No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
1,600,000	5.000		09/01/2053	1,575,611
Community Facilities District No. 2023-1 of The County of Orange (Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000	5.500		08/15/2053	1,292,622
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000	5.000		09/01/2044	2,605,694
200,000	4.000		09/01/2045	175,842
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000		09/01/2050	467,217
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)
12,855,000	3.000	(c)	12/01/2056	8,718,096

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
CSCDA Community Improvement Authority Essential Housing Revenue Senior Lien RB Series 2021B Social Bonds (NR/NR)
$2,800,000	4.000	%(c)	03/01/2057	$2,028,286
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
10,890,000	3.600	(c)	05/01/2047	8,998,385
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-2 (NR/NR)
6,400,000	3.250	(c)	04/01/2057	4,540,836
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa3/A)
1,305,000	0.000	(e)	08/01/2027	1,252,854
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/ AA-)
1,895,000	4.000		05/15/2051	1,656,551
Department of Airports of The City of Los Angeles LAX Subordinate RB 2022 Series A (Private Activity/AMT) (Aa3/ AA-)
2,955,000	4.000		05/15/2049	2,636,258
Department of Airports of The City of Los Angeles, California Los Angeles International Airport Subordinate Revenue and Refunding RB 2025 Series A (Aa3/NR)
15,695,000	5.250		05/15/2050	16,351,966
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa3/NR)
9,375,000	5.000		07/01/2050	9,629,588
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (BAM) (Aa3/AA)
5,500,000	5.000		07/01/2053	5,651,578
3,625,000	5.000		07/01/2055	3,717,953
Dublin Unified School District GO Bonds Election of 2020 Series B (Aa2/AA-)
15,000,000	4.250		08/01/2053	14,293,398
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
445,000	3.125		09/01/2044	332,251
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A3/A)
1,000,000	4.000		01/15/2046	949,057
El Camino Community College District Capital Appreciation Term Bonds (Aa1/AA+)
6,475,000	0.000	(e)	08/01/2038	4,056,732
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa3/NR)
5,400,000	0.000	(e)	08/01/2032	4,334,070
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (NR/AA)
4,180,000	0.000	(e)	04/01/2029	3,832,489
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000	0.000	(e)	10/01/2032	2,821,688
Foothill/Eastern Transportation Corridor Agency toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A1/AA)
10,000,000	0.000	(e)	01/15/2035	7,435,569

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A3/A)
$22,010,000	3.950	%(b)	01/15/2053	$19,164,248
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
13,020,000	3.850		06/01/2050	11,897,336
Golden State tobacco Securitization Corp. tobacco Settlement Asset Backed Bonds Series 2022A-1 (NR/BBB)
5,375,000	5.000		06/01/2051	5,260,124
Golden State tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)
89,510,000	0.000	(e)	06/01/2066	8,935,372
Improvement Area 3 of The City of Stockton Community Facilities District No. 2018-2 Westlake Villages Ii Special Tax Bonds Series 2024 (NR/NR)
650,000	5.000		09/01/2054	625,358
Improvement Area B of The City of Fillmore Community Facilities District No. 5, Heritage Valley Parks Special Tax Bonds Series 2023 (NR/NR)
3,500,000	5.000		09/01/2053	3,487,632
Improvement Area No. 1 of California Municipal Finance Authority Community Facilities District No. 2023-5 Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.500		09/01/2048	1,039,953
1,000,000	5.625		09/01/2053	1,032,436
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/ CCC)
117,360,000	0.000	(e)	06/01/2036	57,313,847
Inland Empire tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/ CCC)
51,235,000	0.000	(e)	06/01/2047	8,298,236
Inland Empire tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (NR/ CCC)
290,580,000	0.000	(e)	06/01/2057	21,455,730
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
4,600,000	5.000		03/01/2057	4,533,798
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000	3.000		08/01/2046	2,884,333
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)
49,925,000	0.000	(e)	08/01/2050	15,784,797
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
2,125,000	3.000		12/01/2050	1,571,573
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa2/NR)
3,760,000	0.000	(e)	08/01/2035	2,761,513
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000	6.500		11/01/2039	15,347,827
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000	6.500		11/01/2039	3,555,434
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
6,555,000	6.125		11/01/2029	6,871,969
20,315,000	6.500		11/01/2039	24,076,534

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa2/AA)
$1,105,000	0.000	%(e)	08/01/2026	$1,095,363
5,550,000	0.000	(e)	08/01/2030	4,897,505
7,855,000	0.000	(e)	08/01/2032	6,459,530
7,000,000	0.000	(e)	08/01/2034	5,311,186
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/ NR)
1,000,000	5.250		08/15/2045	1,001,189
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000	7.000		08/01/2038	11,746,253
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000	0.000	(e)	08/01/2040	739,343
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
750,000	3.000		09/01/2034	695,197
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000		09/01/2049	401,432
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
4,000,000	4.000		08/01/2052	3,569,640
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)
6,200,000	0.000	(e)	08/01/2036	4,010,713
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
2,775,000	5.250		09/01/2047	2,785,537
3,875,000	5.000		09/01/2052	3,689,146
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000	5.750		09/01/2052	408,997
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A+)
2,220,000	0.000	(e)	10/01/2033	1,701,493
2,220,000	0.000	(e)	10/01/2035	1,564,868
1,840,000	0.000	(e)	10/01/2037	1,170,813
5,000,000	0.000	(e)	10/01/2038	3,002,175
8,425,000	0.000	(e)	10/01/2039	4,790,801
13,395,000	0.000	(e)	10/01/2040	7,205,398
7,275,000	0.000	(e)	10/01/2041	3,700,669
6,100,000	0.000	(e)	10/01/2042	2,945,040
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
1,755,000	5.000		07/01/2046	1,785,733
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A1/NR)
1,080,000	5.000		07/01/2051	1,081,713
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
10,000,000	0.000	(e)	07/01/2030	8,867,288
3,305,000	0.000	(e)	07/01/2031	2,837,265

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
$1,370,000	4.000%		08/01/2032	$1,253,502
1,560,000	4.000		08/01/2033	1,393,492
1,680,000	4.000		08/01/2034	1,466,370
1,810,000	4.000		08/01/2035	1,554,818
1,945,000	4.000		08/01/2036	1,634,974
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000		07/01/2042	2,003,025
Silicon Valley tobacco Securitization Authority tobacco Settlement ABS Series 2007D (NR/NR)
27,250,000	0.000	(e)	06/01/2056	2,399,466
Silicon Valley tobacco Securitization Authority tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)
91,400,000	0.000	(e)	06/01/2056	8,777,188
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-1 (Aa3/NR)
4,500,000	5.000		07/01/2053	4,599,112
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/ NR)
4,750,000	4.000		09/01/2050	4,043,416
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
9,510,000	0.000	(e)	06/01/2054	1,693,959
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (Tax-Exempt) (NR/NR)
1,000,000	5.000		10/01/2045	1,004,447
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,110,000	5.000		10/01/2049	1,106,554
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
780,000	4.625		09/01/2049	729,296
2,425,000	5.000		09/01/2054	2,410,989
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000	0.000	(e)	08/01/2034	6,322,314
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)
19,135,000	0.000	(h)	08/01/2042	17,154,673

				994,145,023

Colorado - 4.3%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,550,000	4.700		12/01/2047	1,424,171
Arista Metropolitan District In The City and County of Broomfield, Colorado Subordinate Limited Tax GO and Special RR and Improvement Bonds Series 2023B (NR/NR)
2,260,000	8.250		12/15/2039	2,268,179

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)
$4,000,000	4.875	%(c)	12/01/2051	$3,512,655
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750		12/01/2051	4,445,428
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Subordinate Special RB Series 2024B (NR/NR)
3,000,000	6.750		12/15/2054	2,992,915
Belford North Metropolitan District GO Bonds Series 2020 B (NR/ NR)
6,000,000	8.500		12/15/2050	5,989,016
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,930,000	6.750	(c)	12/01/2049	1,978,756
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000	4.000		12/01/2049	18,650,804
Brighton Crossing Metropolitan District No. 6 Limited Tax GO Bonds Series 2020A(3) (NR/NR)
3,835,000	5.000		12/01/2050	3,612,231
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375		12/01/2048	2,202,717
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000	3.750		12/01/2040	9,377,957
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/ NR)
2,500,000	5.000		12/01/2051	2,153,759
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000		12/01/2050	3,428,885
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000		12/01/2051	8,592,952
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
5,110,000	5.350		12/01/2050	4,765,793
City of Denver Airport System Subordinate RB Series 2018A (A1/ A+)
7,000,000	4.000		12/01/2043	6,483,793
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
2,200,000	6.000	(c)	12/01/2053	2,032,018
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/ NR)
1,825,000	6.000		12/01/2051	1,840,602
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AGM) (Aa3/AA)
7,500,000	5.250		12/01/2049	7,883,954
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
2,075,000	4.000		10/01/2061	1,525,119

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
$475,000	4.000%		05/01/2051	$378,620
1,000,000	4.000		05/01/2061	752,791
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/ NR)
900,000	5.000	(c)	02/01/2051	795,555
2,335,000	5.000	(c)	02/01/2061	1,980,014
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
6,900,000	5.000	(c)	10/01/2059	6,124,283
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
1,580,000	5.000		09/01/2057	1,459,921
1,955,000	5.000		09/01/2062	1,784,375
Colorado Educational and Cultural Facilities Authority Charter School RB for Mountain Phoenix Community School Project Series 2023 (NR/NR)
4,355,000	6.250	(c)	07/01/2053	3,874,775
Colorado Educational and Cultural Facilities Authority Charter School RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
6,140,000	5.000	(c)	10/01/2049	5,673,238
Colorado Educational and Cultural Facilities Authority Cultural Facilities RB The Stanley Project Subordinate Lien Series 2025B (NR/NR)
1,900,000	8.500	(c)	02/01/2059	2,110,032
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools Inc. Series 2024A (NR/BB)
3,500,000	5.800	(c)	04/01/2054	3,379,516
2,050,000	5.750	(c)	04/01/2059	1,948,225
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,245,000	6.000		07/01/2036	3,124,572
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
2,055,000	6.000		07/01/2031	2,004,481
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
2,500,000	5.250		11/01/2052	2,543,966
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
1,000,000	5.250		12/01/2054	1,018,189
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200	5.000	(b)	07/01/2057	24,555,518
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000		01/01/2042	876,504
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
4,935,000	3.250		08/01/2049	3,767,304

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
$900,000	5.000%		12/31/2051	$875,417
9,680,000	5.000		12/31/2056	9,306,822
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	*	12/01/2047	2,320,211
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250		12/01/2051	751,566
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,736,000	5.000		12/01/2049	1,627,787
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000	5.000		12/01/2039	6,620,884
1,750,000	5.000		12/01/2043	1,686,137
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/ NR)
3,600,000	4.875		12/01/2051	2,841,615
Copperleaf Metropolitan District No. 5 Arapahoe County Colorado GO Refunding Bonds Series 2025A (NR/NR)
1,050,000	6.250		12/01/2045	1,070,310
1,300,000	6.500		12/01/2055	1,311,524
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR/NR)
725,000	6.000		12/15/2041	733,018
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125		12/01/2037	999,975
2,100,000	5.250		12/01/2047	2,024,568
Cottonwood Creek Metropolitan District No. 5 In The City of Aurora Arapahoe County Colorado Limited Tax GO Convertible Capital Appreciation Bonds Series 2025 (NR/NR)
4,500,000	0.000	(c)(h)	12/01/2055	3,504,520
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,261,000	5.000		12/01/2049	2,895,634
Crowfoot Valley Ranch Metropolitan District No. 2 Subordinate Limited Tax GO Refunding Bonds Series 2024B (NR/NR)
2,250,000	6.125		12/15/2054	2,155,934
CSU Strata Student Housing RB Series 2025A (NR/BB+)
3,625,000	5.375	(c)	03/01/2055	3,519,920
10,000,000	5.500	(c)	03/01/2065	9,716,509
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/ BB+)
22,850,000	5.000		10/01/2032	22,867,270
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000		12/01/2030	670,324
2,500,000	5.000		12/01/2032	2,517,328
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
325,000	5.000		12/01/2031	327,443
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000	4.000		12/01/2038	1,697,478
1,690,000	5.000		12/01/2048	1,656,200

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
$4,000,000	5.000	%(c)	12/01/2034	$4,071,258
7,300,000	4.000	(c)	12/01/2035	7,046,410
7,300,000	4.000	(c)	12/01/2036	6,962,038
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000	5.000		12/01/2030	437,050
950,000	4.000		12/01/2040	860,827
Denver Health and Hospital Authority, Colorado Healthcare RB, Series 2025A (NR/BBB)
1,500,000	5.125		12/01/2050	1,480,822
2,500,000	6.000		12/01/2055	2,636,363
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,455,000	5.000		06/01/2049	3,286,511
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A1/A+)
3,000,000	0.000	(e)	09/01/2039	1,534,749
E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/ A+)
4,120,000	0.000	(e)	09/01/2034	3,094,412
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000	0.000	(e)	09/01/2040	11,342,006
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000		12/01/2051	1,471,154
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,950,000	5.550	(c)	12/01/2047	2,984,028
Four Corners Business Improvement District LT Supported RB Series 2022 (NR/NR)
2,500,000	6.000		12/01/2052	2,509,007
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250		12/01/2051	1,910,409
Granary Metropolitan District No. 9 Special Improvement District No. 1 Special Assessment RB Series 2024 (NR/NR)
2,775,000	5.450	(c)	12/01/2044	2,793,661
Granby Ranch Metropolitan District No. 2 Town of Granby, Grand County Colorado GO Limited Tax Bonds Series 2025A (NR/ NR)
7,485,000	6.750	(c)	12/01/2064	7,462,373
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/ NR)
1,430,000	5.125		12/01/2051	1,269,389
Hawkview Metropolitan District In The City of Lone Tree Douglas County Colorado Special Improvement District Special Assessment RB Series 2025 (NR/NR)
3,780,000	5.625		12/01/2045	3,787,157
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/ NR)
1,140,000	4.625	(c)	12/01/2045	979,827
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A3/NR)
3,680,000	4.000		12/01/2047	3,306,036
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/ NR)
570,000	5.000		12/01/2051	479,671

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Independence Metropolitan District No. 3 Limited Tax GO and Special Revenue Refunding and Improvement Senior Bonds Series 2024A (NR/NR)
$4,000,000	5.375%		12/01/2054	$3,942,302
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250		12/01/2051	933,591
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (B1/NR)
580,000	4.125		12/01/2040	544,781
900,000	4.375		12/01/2047	818,707
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000		12/01/2051	842,259
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
11,200,000	4.250		12/01/2046	10,801,028
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000	5.750		12/01/2050	7,569,803
Kremmling Memorial Hospital District Certificates of Participation Series 2024 (NR/NR)
11,000,000	6.625	(c)	12/01/2056	10,545,860
Ledge Rock Center Residential Metropolitan District No. 1 in The Town of Johnstown Weld County Colorado LT GO Bonds Series 2024A (NR/NR)
3,550,000	6.375		12/01/2054	3,583,815
Lochbuie Station Residential Metropolitan District Subordinate GO Limited Tax Bonds Series 2024B (NR/NR)
535,000	6.250		12/15/2044	538,436
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875		12/01/2051	3,515,390
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
2,925,000	6.750		12/01/2052	2,983,721
Mineral Business Improvement District Limited Tax GO and Special RB Series 2024A (NR/NR)
1,600,000	5.750	(c)	12/01/2054	1,572,341
Mineral Business Improvement District Subordinate Limited Tax GO and Special RB Series 2024B (NR/NR)
420,000	8.500	(c)	12/15/2054	414,165
Mirabelle Metropolitan District No. 2 Douglas County Colorado Subordinate Limited Tax GO Refunding and Improvement Bonds Series 2025B (NR/NR)
1,500,000	6.125		12/15/2049	1,473,995
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000		12/01/2051	2,333,845
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/ NR)
970,000	5.000		12/01/2049	915,675
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000		12/01/2051	2,719,880
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/ NR)
2,550,000	7.000		12/01/2052	2,597,789
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000		12/01/2051	11,195,656

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Murphy Creek Metropolitan District GO LT Bonds Series 2022A (NR/NR)
$2,140,000	6.000%		12/01/2052	$2,001,326
Newlin Crossing Metropolitan District Limited Tax Convertible to UT GO Bonds Series 2024A (NR/NR)
645,000	5.375	(c)	12/01/2054	633,865
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
1,140,000	5.000		12/01/2051	1,059,600
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
2,360,000	5.625		12/01/2037	2,361,561
7,855,000	5.750		12/01/2047	7,854,796
North Range Metropolitan District Subordinate LT GO Special RB Series 2017B (NR/NR)
1,043,000	7.750		12/15/2047	1,042,988
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
225,000	4.000		12/01/2031	227,164
125,000	4.000		12/01/2032	125,624
340,000	4.000		12/01/2033	340,632
190,000	4.000		12/01/2034	189,530
550,000	4.000		12/01/2036	538,598
215,000	4.000		12/01/2038	206,091
Palisade Metropolitan District No. 2 Colorado Subordinate Convertible Capital Appreciation GO Limited Tax and Revenue Refunding Bonds Series 2024B (NR/NR)
3,000,000	0.000	(c)(h)	12/15/2054	2,900,558
Parkdale Community Authority (In The Town of Erie, Colorado) Subordinate Limited Tax Supported District No. 1 Revenue Refunding Bonds, Series 2025B (NR/NR)
3,420,000	7.000		12/15/2044	3,492,763
1,625,000	5.875		12/01/2045	1,700,384
Parkdale Community Authority Limited Tax Supported Convertible Capital Appreciation RB Series 2024A (NR/NR)
5,170,000	0.000	(c)(h)	12/01/2053	4,400,437
Parkdale Community Authority Subordinate Limited Tax Supported RB Series 2024B (NR/NR)
1,392,000	9.000	(c)	12/15/2053	1,376,595
Parterre Metropolitan District No. 5 (In The City of Thornton) Adams County Colorado GO Limited Tax Bonds, Series 2025A (NR/NR)
1,750,000	6.125		12/01/2055	1,820,511
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
971,000	4.300		12/01/2050	821,648
Pinery Commercial Metropolitan District No. 2 Douglas County Colorado Special RB Series 2025 (NR/NR)
2,700,000	5.750		12/01/2054	2,642,339
Piney Lake Trails Metropolitan District No.1 In Douglas County Colorado Limited Tax GO Bonds Series 2025A (NR/NR)
1,290,000	5.875		12/01/2055	1,284,117
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/ NR)
1,000,000	5.000	(c)	12/01/2040	1,000,310
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000		12/01/2051	4,793,026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported District Improvements RB Series 2024B (NR/NR)
$1,000,000	5.875%		12/15/2046	$1,046,510
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported Primary Improvements RB Series 2024A (NR/NR)
1,600,000	5.875		12/15/2046	1,674,416
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)
6,500,000	5.000	(c)	12/15/2041	6,502,782
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
725,000	4.875		12/15/2044	712,973
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)
25,675,000	4.750	(c)	12/01/2045	24,454,844
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/ NR)
1,750,000	4.000		12/01/2051	1,385,830
Redlands 360 Metropolitan District No. 2 In The City of Grand Junction Colorado Limited Tax GO Senior Bonds Series 2025A (NR/NR)
5,075,000	7.125		12/01/2055	5,005,225
Redtail Ridge Metropolitan District City of Louisville Boulder County Colorado GO Limited Tax Capital Appreciation Turbo Bonds Series 2025 (NR/NR)
4,500,000	0.000	(e)	12/01/2032	2,859,806
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,052,223	3.625		12/01/2044	1,532,364
Ritoro Metropolitan District in the Town of Elizabeth Colorado Subordinate GO Limited Tax Refunding Bonds Series 2025B (NR/NR)
631,000	6.250		12/15/2057	618,759
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000		12/01/2051	436,881
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250		12/01/2051	4,501,830
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,044,000	5.000	(c)	12/01/2050	1,009,516
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000		12/01/2039	3,426,338
5,695,000	5.000		12/01/2049	5,290,110
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250		12/01/2051	8,826,498
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
2,185,000	5.000	(c)	12/01/2040	2,187,751
1,625,000	5.125	(c)	12/01/2050	1,547,436
Sky Dance Metropolitan District No. 2 GO Limited Tax Convertible To UT Bonds Series 2024A (NR/NR)
2,000,000	6.000		12/01/2054	2,018,948
Sky Ranch Community Authority Board LT Support District Bonds Series 2022A (NR/NR)
4,345,000	5.750		12/01/2052	4,379,311

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Ba2/AA)
$750,000	4.000%		12/01/2044	$693,079
2,210,000	3.000		12/01/2049	1,549,855
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000		12/15/2048	1,856,195
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	405,647
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
1,750,000	5.000		12/01/2047	1,707,805
Stc Metropolitan District No. 2 in The Town of Superior Boulder County, Colorado Limited Tax GO and Special Revenue Refunding Second Lien Bonds, Series 2025A-2 (NR/NR)
7,250,000	6.250	(c)	12/01/2055	7,242,337
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
650,000	5.000		12/01/2039	665,274
Sterling Ranch Community Authority Board Douglas County Colorado LT Supported and Special Revenue District No. 4 Subdistrict - A Refunding Senior Bonds Series 2024A (NR/ NR)
1,000,000	6.500		12/01/2054	1,029,252
Sterling Ranch Community Authority Board Douglas County Colorado Special Improvement District No. 1 Special Assessment RB Series 2024 (NR/NR)
500,000	5.625		12/01/2043	513,421
Sunset Parks Metropolitan District Limited Tax GO Bonds Series 2024A (NR/NR)
910,000	5.125	(c)	12/01/2054	871,765
647,000	7.625	(c)	12/15/2054	635,576
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000		12/01/2050	8,125,424
The Canyons Metropolitan District No. 5 in The City of Castle Pines Subordinate Limited Tax GO and Special Revenue Refunding Bonds Series 2024B (NR/NR)
2,000,000	6.500		12/15/2054	1,967,334
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000		12/01/2040	1,090,652
1,750,000	5.000		12/01/2049	1,654,219
The Village Metropolitan District In The Town of Avon Colorado Special Revenue and Limited Property Tax Improvement Bonds Series 2025A (NR/NR)
2,455,000	5.750		12/01/2055	2,459,692
Timberleaf Metropolitan District in The City of Thornton Adams County, Colorado Subordinate GO Limited Tax Bonds, Series 2025B (NR/NR)
850,000	7.875		12/15/2055	837,764
Trails at Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado Subordinate GO Limited Tax Refunding Bonds Series 2024B (NR/NR)
725,000	6.875		12/15/2052	717,656
Trevenna Metropolitan District in The Town of Windsor Limited Tax GO Bonds Series 2024A (NR/NR)
2,025,000	5.750		12/01/2054	1,943,980

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Trevenna Metropolitan District In The Town of Windsor Subordinate Limited Tax GO Bonds Series 2024B(3) (NR/NR)
$627,000	8.250%		12/15/2049	$622,095
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
500,000	4.375		12/01/2044	494,789
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
578,000	5.000		12/01/2040	580,361
1,020,000	5.000		12/01/2050	926,024
Waterview North Metropolitan District No. 1 El Paso County Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
3,150,000	5.750	(c)	12/01/2054	3,019,838
Waterview North Metropolitan District No. 1 El Paso County, Colorado Limited Tax GO Bonds Subordinate Limited Tax GO Series 2024B (NR/NR)
782,000	8.000	(c)	12/15/2054	771,576
Weems Neighborhood Metropolitan District in The City of Lafayette Boulder County Colorado GO Bonds Series 2025A & 2025B (NR/NR)
1,000,000	5.875		12/01/2055	1,013,778
West Meadow Metropolitan District town of Fraser, Grand County, Colorado Limited Tax GO Senior Bonds Series 2023A (NR/ NR)
2,250,000	6.500	(c)	12/01/2050	2,302,096
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)
1,000,000	0.000	(h)	12/01/2050	966,989
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000		12/15/2050	4,212,436
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)
940,000	5.000	(c)	12/01/2050	846,508
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
93,000	7.750		12/15/2050	92,997
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500		12/01/2047	1,529,000
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)
2,184,000	5.125	(c)	12/01/2050	1,922,833
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,689,000	6.250		12/15/2040	1,665,076

				567,726,088

Connecticut - 0.6%
City of New Haven CT GO Bonds Series 2018 (NR/A-)
310,000	5.500		08/01/2038	321,622
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000	5.500		08/01/2034	945,610
500,000	5.500		08/01/2035	523,889
420,000	5.500		08/01/2036	438,547
500,000	5.500		08/01/2037	520,240
Connecticut Airport Authority Customer Facility Charge RB for Ground Transportation Center Project Series 2019A (NR/A)
1,750,000	4.000		07/01/2049	1,488,379

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)

Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
$1,150,000	5.000	%(c)	01/01/2045	$1,038,622
3,065,000	5.000	(c)	01/01/2055	2,519,110
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/ BB+)
1,045,000	4.000		07/01/2039	919,311
3,500,000	4.000		07/01/2044	2,889,459
5,400,000	4.000		07/01/2049	4,147,864
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
2,500,000	4.750	(c)	10/01/2048	2,345,123
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
27,700,000	7.000	(c)	02/01/2045	27,931,954
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000	5.375		07/01/2052	2,233,534
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
4,600,000	5.375		07/01/2054	4,289,247
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 (NR/NR)
3,865,000	6.000	(c)	04/01/2052	4,065,478
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000	5.625	(c)	04/01/2044	977,728
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000	4.000	(c)	04/01/2051	1,699,466
The Housing Authority of the City of Stamford RB Mozaic Concierge Living Project RB Series 2025A (NR/NR)
750,000	5.500		10/01/2035	777,667
1,825,000	6.000		10/01/2040	1,900,689
1,450,000	6.375		10/01/2045	1,499,810
2,275,000	6.500		10/01/2055	2,303,850
1,650,000	6.250		10/01/2060	1,626,740
Town of Hamden RB for Whitney Center Project Series 2022A (NR/NR)
6,925,000	7.000		01/01/2053	7,273,926

				74,677,865

Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
1,075,000	4.000		06/01/2052	800,534
1,125,000	4.000		06/01/2057	809,181
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
1,865,000	5.000		11/15/2048	1,863,263
Delaware Health Facilities Authority RB Beebe Medical Center Project Series 2018 (NR/BBB-)
705,000	4.375		06/01/2048	596,069

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Delaware – (continued)

Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
$3,130,000	4.000%		07/01/2043	$2,966,230
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000		08/01/2049	780,053
835,000	5.000		08/01/2054	743,956
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000	5.000		09/01/2050	1,823,054

				10,382,340

District of Columbia - 0.9%
District Columbia Tobacco Settlement Filing Corp / Tobacco Asset Backed Bds 2006 A (NR/NR)
135,095,000	0.000	(e)	06/15/2046	31,056,746
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000	4.000		10/01/2051	4,281,511
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds Series 2024B (NR/ NR)
14,275,000	0.000	(c)(h)	06/01/2049	8,759,862
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodal RB Daily Rate Period Subseries 2025C-2 (Aa2/AA+/A-1)
3,345,000	2.700	(a)(b)	10/01/2060	3,345,000
Metropolitan Washington Airports Authority Dulles toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500		10/01/2044	39,203,581
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
3,000,000	3.000		10/01/2050	2,131,541
3,170,000	4.000		10/01/2053	2,709,509
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
1,115,000	4.000		10/01/2053	919,896
Metropolitan Washington Airports Authority Dulles toll Road Revenue Refunding Bonds for Dulles Metrorail & Capital Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000	4.000		10/01/2052	5,314,866
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB Series 2025A (NR/AA)
17,500,000	5.250		07/15/2055	18,176,300

				115,898,812

Florida - 14.1%
Abbott Square Community Development District City of Zephyrhills, Florida Special Assessment Bonds Series 2025 (NR/BBB)
1,190,000	5.625		05/01/2055	1,194,824
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,560,000	4.750		05/01/2036	3,592,267
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
610,000	5.000		05/01/2039	616,772
1,010,000	5.100		05/01/2049	990,154

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$1,580,000	3.625%		05/01/2040	$1,365,352
1,775,000	4.000		05/01/2051	1,451,390
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
1,750,000	4.000		10/01/2046	1,488,708
Anabelle Sandridge Community Development District Clay County Florida Special Assessment RB, Series 2025 (NR/NR)
1,830,000	6.125		05/01/2055	1,843,034
Angeline Community Development District Pasco County Florida Capital Improvement RB, Series 2025 (NR/NR)
1,500,000	5.750		05/01/2056	1,467,864
Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
775,000	5.600		05/01/2044	788,510
1,120,000	5.875		05/01/2054	1,121,060
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,125,000	5.400		05/01/2043	1,162,140
2,050,000	5.625		05/01/2053	2,072,559
Arbors Community Development District Capital Improvement RB Series 2024 (NR/NR)
900,000	5.150	(c)	05/01/2044	906,107
1,365,000	5.500	(c)	05/01/2055	1,343,298
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
6,695,000	3.700		05/01/2036	6,703,699
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
440,000	4.625		05/01/2028	444,118
1,765,000	5.000		05/01/2036	1,787,777
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
2,830,000	6.900		05/01/2036	2,831,964
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
390,000	6.900		05/01/2036	390,207
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
490,000	4.000		11/01/2040	448,950
3,130,000	4.000		11/01/2050	2,534,383
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
1,845,000	5.100	(c)	05/01/2039	1,871,256
3,080,000	5.200	(c)	05/01/2049	3,068,584
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)
515,000	3.125	(c)	05/01/2041	419,119
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four Project (NR/NR)
1,715,000	5.700		05/01/2054	1,726,023
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
500,000	3.200	(c)	05/01/2041	414,184

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Astonia Community Development District Special Assessment for Assessment Area Three Series 2023 Project Series 2023 (NR/ NR)
$1,045,000	5.375%		06/15/2053	$1,047,281
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000	3.200	(c)	05/01/2041	650,130
Aurora Oaks Community Development District Marion County, Florida Special Assessment Bonds, Series 2024 Assessment Area One Project (NR/NR)
1,025,000	5.625		05/01/2055	966,839
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375		11/01/2049	579,139
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750		05/01/2048	757,109
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375		05/01/2041	220,521
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,780,000	6.000		05/01/2048	1,844,807
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125		05/01/2041	546,313
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
775,000	5.625		05/01/2052	785,803
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	(c)	05/01/2040	529,961
Avenir Community Development District City of Palm Beach Gardens Florida Senior Special Assessment Bonds Series 2021A-1 (NR/NR)
3,725,000	3.400		05/01/2052	2,721,251
Avenir Community Development District Special Assessment Bonds for Assessment Area Two - 2021B Project Series 2021B (NR/NR)
3,000,000	5.000	(c)	05/01/2041	3,075,660
Avenir Community Development District Special Assessment Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,075,000	5.250		05/01/2029	1,087,768
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,170,000	5.375		05/01/2043	1,173,486
4,845,000	5.625		05/01/2054	4,708,808
Aviary at Rutland Ranch Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,250,000	6.000		05/01/2055	1,272,601

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/ NR)
$1,000,000	4.500	%(c)	06/01/2039	$977,042
1,630,000	4.625	(c)	06/01/2049	1,481,814
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
205,000	4.750		11/01/2026	205,184
700,000	5.000		11/01/2031	700,644
5,975,000	5.250		11/01/2046	5,975,380
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
6,000,000	5.000		05/01/2042	6,013,646
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
955,000	5.000		11/01/2036	969,251
1,150,000	5.000		11/01/2048	1,114,225
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
700,000	3.500	(c)	05/01/2041	615,957
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
880,000	5.000		05/01/2035	880,331
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)
1,180,000	6.375	(c)	11/01/2049	1,206,565
Bella Tara Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
2,285,000	6.125		05/01/2056	2,319,973
1,490,000	6.500		05/01/2056	1,511,880
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
170,000	6.000		11/01/2027	174,631
2,965,000	6.500		11/01/2043	3,077,775
1,490,000	4.125		11/01/2046	1,248,039
Bellehaven Community Development Special Assessment Bonds Series 2025 (NR/NR)
2,100,000	6.050		05/01/2055	2,125,569
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000		05/01/2040	1,006,951
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
535,000	6.125		11/01/2033	573,798
1,000,000	6.500		11/01/2043	1,090,882
Belmont II Community Development District Special Assessment RB Series 2020 (NR/NR)
1,495,000	4.000		12/15/2050	1,248,361
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,280,000	3.625		12/15/2040	1,196,187
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625		05/01/2041	1,053,669
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
900,000	5.000		05/01/2044	883,062

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR) – (continued)
$1,000,000	5.350%		05/01/2054	$940,675
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,525,000	5.750		05/01/2053	1,549,283
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
1,680,000	4.700		05/01/2036	1,680,236
3,200,000	4.875		05/01/2047	3,057,726
Biscayne Drive Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
890,000	6.000		06/15/2052	909,040
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750		06/15/2040	290,441
950,000	4.000		06/15/2050	780,848
Blackwell Community Development District Pasco County Florida Special Assessment Bonds Series 2026 (NR/NR)
600,000	5.450		05/01/2046	590,121
900,000	5.750		05/01/2056	870,891
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.250		06/15/2039	957,990
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500		05/01/2041	981,037
1,355,000	4.000		05/01/2051	1,051,716
Bonterra Community Development District City of Hialeah Florida Senior Special Assessment Bonds Series 2017A-1 (NR/A-)
1,570,000	4.125		05/01/2047	1,379,534
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625		05/01/2040	485,144
Bradbury Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,800,000	5.250		05/01/2043	1,831,520
2,250,000	5.500		05/01/2053	2,229,593
Bridgewalk Community Development District (Osceola County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two Project) (NR/NR)
675,000	6.500		12/15/2053	702,085
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/ NR)
5,280,000	5.750		05/01/2035	5,408,113
Brightwater Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/ NR)
650,000	5.350	(c)	05/01/2044	663,827
1,325,000	5.625	(c)	05/01/2055	1,327,954
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
935,000	3.150		05/01/2041	804,044
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,000,000	5.500		05/01/2042	1,024,564
1,500,000	5.625		05/01/2052	1,504,701

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
$900,000	5.625%		05/01/2042	$943,828
1,305,000	5.750		05/01/2052	1,308,904
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
320,000	5.600		05/01/2044	327,053
915,000	5.875		05/01/2054	922,306
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	5.500		05/01/2052	1,055,254
Buena Lago Community Development District Osceola County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000	5.550		05/01/2054	870,252
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,145,000	4.000		12/15/2039	1,061,984
1,350,000	4.000		12/15/2049	1,107,405
Capital Projects Finance Authority Educational Facilities RB Imagine School at North Port Project (NR/NR)
13,170,000	6.500	(c)	06/15/2055	13,215,630
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000	6.500	(c)	06/15/2054	177,091
445,000	6.625	(c)	06/15/2059	452,927
Capital Projects Finance Authority Student Housing RB for PRG - Unionwest Properties LLC Project Senior Series 2024A-1 (Tax-Exempt) (Ba3/NR)
3,550,000	5.000	(c)	06/01/2049	3,240,908
4,375,000	5.000	(c)	06/01/2054	3,886,916
4,225,000	5.000	(c)	06/01/2058	3,700,658
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
45,905,000	5.250	(c)	12/01/2058	42,150,150
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
595,000	4.000	(c)	07/01/2056	440,269
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
3,030,000	5.000	(c)	06/01/2056	2,553,843
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (B3/NR)
1,155,000	5.000	(c)	12/15/2049	939,197
1,075,000	5.000	(c)	12/15/2054	843,808
Capital Trust Authority Educational Facilities Lease RB Seaside Community Charter School Project Series A (Baa3/NR)
1,220,000	5.000		06/15/2044	1,169,307
1,385,000	5.125		06/15/2059	1,253,238
Capital Trust Authority Educational Facilities RB Academir Charter Schools, Inc. Project Series 2025A (Ba2/NR)
5,000,000	6.500	(c)	07/01/2055	5,014,575
22,365,000	6.625	(c)	07/01/2065	22,451,756
Capital Trust Authority Educational Facilities RB Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project, Series 2025A (NR/BB)
1,150,000	5.250	(c)	07/01/2050	1,107,826

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Capital Trust Authority Educational Facilities RB Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project, Series 2025A (NR/BB) – (continued)
$1,300,000	5.250	%(c)	07/01/2055	$1,223,790
Capital Trust Authority Educational Facilities RB The Classical Academy of Sarasota Project, Series 2025 (NR/NR)
2,520,000	6.125	(c)	07/01/2055	2,483,528
2,000,000	6.125	(c)	07/01/2060	1,955,873
Capital Trust Authority Educational Facilities RB The Learning Center Project Series 2025 (NR/NR)
9,400,000	6.750	(c)	06/15/2065	9,282,312
Capital Trust Authority Educational Facilities RB The Learning Center Project Series 2026A (NR/NR)
690,000	6.750		06/15/2065	666,920
Capital Trust Authority Educational Facilities Revenue and Revenue Refunding Bonds St. Johns Classical Academy Inc. Project Series 2025A (Ba2/NR)
500,000	5.125	(c)	06/15/2050	455,485
1,000,000	5.250	(c)	06/15/2059	897,562
Capital Trust Authority Educational Facilities Revenue Refunding Bonds for Southeastern University, Inc. Project Series 2023A (NR/BB)
4,470,000	6.375	(c)	05/01/2053	4,574,624
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/ BB)
4,775,000	6.250	(c)	05/01/2048	4,899,721
Capital Trust Authority RB Aids Healthcare Foundation Obligated Group Series 2026A (Baa2/NR)
3,250,000	5.250		12/01/2055	3,203,074
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
10,125,000	12.000	(c)	10/03/2029	12,186,370
Capital Trust Authority Taxable Educational Facilities RBThe Learning Center Project Series 2026B (NR/NR)
135,000	8.000		06/15/2039	135,000
Capital Trust Authority Tax-Exempt RB for MVM Landfill, LLC Project Series 2024A (NR/NR)
3,650,000	6.875	(c)	12/01/2044	3,810,673
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
495,000	5.125		05/01/2038	500,763
1,000,000	5.250		05/01/2049	1,000,392
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
900,000	5.625		05/01/2054	875,913
Center Lake Ranch West Community Development District (City of St. Cloud, Florida) Capital Improvement RB, Series 2023 (Assessment Area One) (NR/NR)
2,275,000	6.000		05/01/2054	2,320,177
Center Lake Ranch West Community Development District City of St. Cloud Florida Capital Improvement RB Series 2025 (Assessment Area Two) (NR/NR)
1,000,000	5.600	(c)	05/01/2055	973,212
Central Parc Community Development District City of North Port Florida Special Assessment RB Series 2024 (NR/NR)
650,000	5.700		05/01/2044	656,628
650,000	6.000		05/01/2054	643,931

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
$140,000	4.125%		12/15/2027	$140,300
500,000	4.500		12/15/2032	501,165
975,000	4.700		12/15/2037	975,522
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A+)
1,705,000	4.500		11/01/2031	1,706,338
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
625,000	3.750		05/01/2040	554,930
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350		05/01/2041	664,731
Chaparral of Palm Bay Community Development District Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000	5.200		05/01/2044	900,542
2,090,000	5.500		05/01/2055	2,019,025
Chapel Creek Community Development District (Pasco County, Florida) / Special Assessment Bonds, Series 2024 (Series 2024 Project) (NR/NR)
245,000	4.625		05/01/2031	248,127
705,000	5.500		05/01/2044	717,339
995,000	5.750		05/01/2054	984,117
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
450,000	3.375	(c)	05/01/2041	398,207
655,000	4.000	(c)	05/01/2052	539,059
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
1,600,000	3.700	(c)	05/01/2040	1,417,038
2,800,000	4.000	(c)	05/01/2051	2,243,304
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,505,000	4.375		05/01/2050	1,348,561
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,050,000	4.000		05/01/2052	866,929
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000	5.500	(c)	10/01/2036	700,693
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
975,000	5.250		06/01/2052	953,339
1,750,000	5.375		06/01/2057	1,732,553
1,375,000	5.625		06/01/2062	1,383,683
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000		01/01/2037	484,275
1,725,000	5.000		01/01/2047	1,625,033
1,615,000	5.000		01/01/2052	1,461,240
City of Venice Retirement Community Revenue Improvement Bonds for Village on The Isle Project Series 2024A Tax- Exempt Fixed Rate Bonds (NR/NR)
900,000	5.500	(c)	01/01/2055	870,203
1,825,000	5.625	(c)	01/01/2060	1,780,058

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/ AA)
$25,620,000	4.500%		05/01/2046	$24,579,308
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)
500,000	4.750	(c)	06/15/2039	498,536
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
895,000	5.750		05/01/2052	914,149
Collier County Educational Facilities Authority Revenue Refunding Bonds for Ave Maria University Project Series 2023 (NR/ BBB-)
4,165,000	5.000		06/01/2043	3,938,968
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/ A+)
1,490,000	3.625		05/01/2035	1,454,138
1,750,000	3.750		05/01/2046	1,455,223
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000	5.850	*	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000	5.000	*	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/ NR)
915,000	5.850	*	05/01/2035	771,905
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931	0.000	(e)*	05/01/2017	1,322,969
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,030,000	5.375		06/15/2053	2,012,148
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/ NR)
525,000	5.150		05/01/2044	528,199
Cope’s Landing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,675,000	5.875		05/01/2053	1,733,693
Cope’s Landing Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,200,000	5.450		05/01/2054	1,169,772
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
220,000	4.000	(c)	11/01/2029	220,635
500,000	4.750	(c)	11/01/2038	500,710
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
420,000	4.000		12/15/2039	390,755
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
495,000	5.625		05/01/2052	496,551
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000	5.550		05/01/2054	1,487,437

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
$2,160,000	5.450%		05/01/2044	$2,200,736
1,610,000	5.750		05/01/2054	1,598,992
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000		05/01/2040	502,605
Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000	5.500		11/01/2044	1,195,456
1,000,000	5.750		11/01/2053	1,003,830
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,600,000	5.300		05/01/2053	1,582,939
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/ NR)
2,170,000	5.125	(c)	11/01/2050	2,017,279
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
778,000	4.000		05/01/2031	778,977
1,397,000	4.250		05/01/2038	1,357,172
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/ AA)
930,000	3.750		05/01/2029	930,093
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750		08/15/2050	3,887,524
2,100,000	5.750		08/15/2055	2,001,780
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000	5.000		10/01/2044	5,294,788
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
1,160,000	5.000		10/01/2049	1,149,779
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/ BBB)
500,000	4.000		05/01/2038	470,678
1,175,000	4.125		05/01/2048	1,010,165
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
1,565,000	4.700	(c)	11/01/2039	1,579,681
3,195,000	4.750	(c)	11/01/2049	2,984,321
Creekview Community Development District Clay County Florida Special Assessment RB Series 2024 (NR/NR)
2,260,000	5.375		05/01/2044	2,263,590
3,420,000	5.625		05/01/2055	3,289,255
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 (NR/ NR)
1,075,000	5.750		05/01/2054	1,050,180
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,845,000	4.500		05/01/2052	1,658,621
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.375		05/01/2053	1,376,548

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Crossings Community Development District Osceola County Florida Special Assessment Bonds Series 2024 (NR/NR)
$1,105,000	5.600%		05/01/2054	$1,076,097
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,440,000	5.125		05/01/2052	2,326,089
Crosswinds East Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
920,000	5.450		05/01/2054	878,125
Crosswinds East Community Development District Polk County Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
685,000	5.150		05/01/2044	678,534
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
835,000	4.625		05/01/2031	845,036
1,430,000	5.500		05/01/2044	1,456,915
1,500,000	5.750		05/01/2054	1,495,934
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000		05/01/2051	869,380
Curiosity Creek Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/ NR)
800,000	5.400	(c)	05/01/2044	802,087
1,375,000	5.700	(c)	05/01/2055	1,329,278
Curiosity Creek Community Development District Manatee County Florida Capital Improvement RB Series 2025 (Assessment Area Two) (NR/NR)
3,260,000	5.875	(c)	05/01/2056	3,166,863
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/ NR)
670,000	5.250		05/01/2043	682,534
1,145,000	5.500		05/01/2053	1,145,948
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,160,000	3.800	(c)	05/01/2050	931,347
Cypress Creek Reserve Community Development District Polk County Florida Special Assessment Bonds, Series 2025 (NR/ NR)
795,000	5.750		05/01/2045	820,614
1,650,000	6.000		05/01/2056	1,671,164
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000	3.875	(c)	05/01/2040	1,102,635
1,210,000	4.000	(c)	05/01/2051	986,633
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
480,000	5.000		05/01/2042	477,075
975,000	5.125		05/01/2052	916,597
Cypress Reserve Community Development District Capital Improvement RB Series 2025 (NR/NR)
1,000,000	5.600	(c)	05/01/2045	1,005,406
Cypress Reserve Community Development District Capital Improvement RB, Series 2025 (NR/NR)
2,000,000	5.800	(c)	05/01/2056	1,954,643

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Cypress Ridge Community development District Special Assessment Bonds for Assessment Area 1 Series 2023 (NR/ NR)
$560,000	4.875%		05/01/2030	$568,377
1,240,000	5.625		05/01/2043	1,275,780
1,490,000	5.875		05/01/2053	1,506,247
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,170,000	5.125	(c)	11/01/2048	3,111,158
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,345,000	5.400		05/01/2039	1,400,431
2,560,000	5.500		05/01/2044	2,641,459
Deerbrook Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		05/01/2053	1,152,958
Deering Park Stewardship District Volusia County Florida Special Assessment RB Series 2025 (NR/NR)
3,165,000	6.000		05/01/2045	3,275,317
2,380,000	6.250		05/01/2055	2,422,540
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,630,000	5.400		05/01/2049	2,642,821
Del Webb Oak Creek Community Development District Lee County, Florida Special Assessment Bonds Series 2025 (NR/ NR)
1,100,000	5.375	(c)	05/01/2045	1,105,601
1,290,000	5.625	(c)	05/01/2055	1,265,288
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,590,000	5.000		05/01/2043	1,615,223
1,635,000	5.250		05/01/2053	1,599,128
Del Webb River Reserve Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/ NR)
1,000,000	5.875		05/01/2055	1,010,438
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/ NR)
1,000,000	5.800		05/01/2055	973,767
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
700,000	4.000		05/01/2051	567,387
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	4.750	(c)	12/15/2038	1,009,533
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/ AA)
3,080,000	3.750		05/01/2034	3,088,891
4,260,000	4.000		05/01/2037	4,267,110
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,030,000	3.375	(c)	05/01/2041	921,505
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000	5.250		05/01/2052	747,586

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
EA Mckinnon Groves Community Development District Lake County, Florida Capital Improvement RB, Series 2025 (NR/ NR)
$1,000,000	5.500%		05/01/2056	$957,122
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,950,000	5.375		05/01/2052	1,945,152
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,195,000	4.125	(c)	05/01/2040	1,114,451
3,785,000	4.125	(c)	05/01/2051	3,146,273
East 547 Community Development District Special Assessment Bond for Assessment Area Two Series 2023 (NR/NR)
485,000	6.500		05/01/2054	507,930
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/ NR)
980,000	3.250		05/01/2041	838,811
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	5.000	(c)	11/01/2048	988,467
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/ NR)
500,000	4.750		11/01/2039	500,584
920,000	5.000		11/01/2049	895,121
East Palm Drive Community Development District City of Homestead Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.375		06/15/2054	878,768
Edar Crossings Community Development District Polk County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.300	(c)	05/01/2045	496,072
600,000	5.500	(c)	05/01/2055	569,086
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
805,000	4.000		05/01/2042	746,568
2,390,000	4.125		05/01/2052	1,956,800
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000		05/01/2040	180,389
500,000	4.125		05/01/2051	413,822
Edgewater East Community Development District Osceola County Florida Special Assessment RB, Series 2025 (NR/NR)
825,000	6.100		05/01/2045	850,543
1,545,000	6.300		05/01/2055	1,561,365
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600		05/01/2041	1,216,302
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
1,955,000	4.000		05/01/2042	1,757,579
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2024 Assessment Area One (NR/NR)
2,500,000	5.500		05/01/2054	2,393,445
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2026 (NR/NR)
6,775,000	6.000		05/01/2041	6,774,714

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2026 (NR/NR) – (continued)
$2,050,000	5.875%		05/01/2056	$2,051,787
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2026 Assessment Area Two (NR/NR)
1,035,000	5.500		05/01/2046	1,036,772
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,730,000	5.800		05/01/2053	1,765,621
Epmore Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2026 (NR/NR)
800,000	5.500		05/01/2056	775,649
Epperson North Community Development District Capital Improvement RB Series 2024 (NR/NR)
415,000	5.300		05/01/2044	416,372
675,000	5.600		05/01/2055	652,318
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000	3.500		05/01/2041	322,603
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
17,960,000	4.000		08/15/2045	15,614,088
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000	3.000		08/15/2050	1,214,704
Esplanade Lake Club Community Development District Lee County Florida Capital Improvement RB, Series 2025 (NR/ NR)
650,000	5.875		05/01/2055	655,831
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,155,000	4.000		11/01/2040	1,070,846
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
345,000	4.125		11/01/2050	286,404
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
155,000	6.375		11/01/2026	155,362
3,225,000	7.000		11/01/2045	3,292,146
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
705,000	5.250		11/01/2035	705,499
1,305,000	5.375		11/01/2046	1,305,237
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
1,345,000	5.000	(c)	11/01/2039	1,363,732
1,800,000	5.125	(c)	11/01/2049	1,764,919
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
750,000	5.250		06/15/2044	759,640
1,000,000	5.550		06/15/2054	984,403
Everlands Community Development District Special Assessment Bonds Series 2024 (NR/NR)
820,000	5.200	(c)	06/15/2044	825,327

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Everlands II Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 (NR/NR)
$675,000	5.200%		06/15/2044	$683,171
900,000	5.450		06/15/2054	878,310
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
6,645,000	4.000		05/01/2052	5,341,241
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,445,000	3.375		05/01/2041	1,222,500
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,375,000	5.000		05/01/2035	2,431,790
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000		05/01/2040	170,539
500,000	4.200		05/01/2050	423,151
Firelight Community Development District Charlotte County Florida Special Assessment RB, Series 2025A (NR/NR)
2,145,000	6.125		05/01/2055	2,157,298
Fish Lake Cove Community Development District Osceola County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,085,000	5.550		05/01/2055	1,035,168
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
1,445,000	4.375		05/01/2034	1,445,324
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000		11/01/2041	950,039
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
5,000,000	5.500	(c)	07/01/2052	4,287,315
3,825,000	5.625	(c)	07/01/2056	3,298,284
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000	5.125	(c)	10/01/2052	3,330,114
6,725,000	5.250	(c)	10/01/2056	5,962,103
Florida Development Finance Corp. Educational Revenue Refunding Bonds for Central Charter School Project Series 2022 (NR/NR)
2,735,000	5.875	(c)	08/15/2052	2,501,918
2,430,000	6.000	(c)	08/15/2057	2,243,310
Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
6,600,000	5.250		08/01/2049	6,736,206
4,000,000	4.500		08/01/2055	3,629,057
1,400,000	5.250		08/01/2055	1,416,716
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
12,400,000	5.250		07/01/2047	12,167,278
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
111,310,000	0.010	(a)(b)(c)(h)	07/15/2032	38,958,500

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
$26,675,000	0.010	%(a)(b)(c)(h)	07/15/2059	$9,336,250
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,650,000	5.000	(c)	06/01/2040	1,275,583
2,595,000	5.000	(c)	06/01/2055	1,709,904
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000	5.250	(c)	06/01/2050	2,410,415
3,560,000	5.250	(c)	06/01/2055	3,299,557
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000		07/01/2045	494,163
800,000	4.000		07/01/2055	598,415
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000		06/01/2040	784,467
1,850,000	5.000		06/01/2050	1,587,486
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,850,000	5.000	(c)	06/01/2051	1,673,963
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
830,000	4.000	(c)	06/30/2046	613,673
2,580,000	4.000	(c)	06/30/2056	1,730,517
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/ NR)
2,090,000	4.000	(c)	06/01/2055	1,512,727
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
2,085,000	5.000	(c)	09/15/2050	1,811,468
Florida Development Finance Corp. Student Housing RB SFP - Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000	5.250	(c)	06/01/2054	2,633,394
1,925,000	5.250	(c)	06/01/2059	1,823,454
Florida Development Finance Corporation RB Brightline Florida Passenger Rail Expansion Project Series 2025B (NR/NR)
56,035,000	12.000	(a)(b)(c)	07/01/2057	38,664,150
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000	4.750	(c)	06/01/2038	1,658,637
3,000,000	5.000	(c)	06/01/2048	2,645,432
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BB)
4,150,000	5.000		03/01/2044	3,210,806
7,900,000	5.000		03/01/2049	5,646,583
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/ BBB)
6,060,000	5.000		03/01/2047	5,673,442

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Local Government Finance Commission Educational Facilities RB Cornerstone Charter Academy Project Series 2026 (NR/BB+)
$1,615,000	5.875%		10/01/2061	$1,555,415
Florida Local Government Finance Commission Revenue Bond Anticipation Notes Life Care Et Project Series 2025A (NR/ NR)
9,250,000	11.500	(c)	12/01/2030	9,477,841
Florida Local Government Finance Commission Revenue Bond Anticipation Notes The Sanctuary At Village On The Isle Project Series 2025A (NR/NR)
4,745,000	11.000	(c)	12/22/2030	4,869,205
Florida Local Government Finance Commission Senior Living RB Fleet Landing At Nocatee Project Series 2025A (Tax Exempt) (NR/NR)
4,570,000	6.875	(c)	11/15/2064	4,736,592
Florida Local Government Finance Commission Senior Living RB Orlando Senior Health Network Project, Series 2025A (NR/ NR)
2,360,000	6.000	(c)	07/01/2050	2,388,851
1,360,000	6.000	(c)	07/01/2055	1,368,301
Florida Municipal Loan Council Capital Improvement RB Series 2024 Shingle Creek Transit and Utility Community Development District Series (NR/NR)
820,000	5.400		05/01/2054	811,863
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125		11/01/2039	834,049
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250		11/01/2049	1,309,776
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000		11/01/2049	205,944
Fox Branch Ranch Community Development District Polk County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
800,000	5.400		05/01/2055	768,131
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
600,000	5.600		05/01/2044	611,248
760,000	5.875		05/01/2055	761,594
Gir East Community Development District Osceola County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
1,200,000	5.300		05/01/2045	1,186,339
1,825,000	5.500		05/01/2055	1,730,970
Governors Park South Community Development District Clay County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
1,540,000	5.400		05/01/2045	1,522,604
1,150,000	5.650		05/01/2055	1,102,313
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,595,000	3.350		05/01/2041	1,315,038
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000	4.250		05/01/2040	1,037,890

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR) – (continued)
$1,375,000	4.500%		05/01/2052	$1,205,912
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
1,105,000	4.000		11/01/2051	913,144
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/ NR)
860,000	5.450		05/01/2044	871,682
1,010,000	5.800		05/01/2054	999,008
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (Aa3/AA-)
1,460,000	5.000		10/01/2047	1,460,408
Greater Orlando Aviation Authority Special Purpose Airport Facilities RB United Airlines Inc. Project Series 2025 of The City of Orlando, Florida (NR/BB+)
5,000,000	5.500		11/01/2036	5,237,604
Greater Orlando Aviation Authority Special Purpose Airport Facilities RB United Airlines, Inc. Project Series 2025 (NR/ BB+)
2,000,000	5.500		11/01/2037	2,083,472
Greenbriar Community Development District St. Johns County Florida Special Assessment RB Series 2025 Assessment Area One (NR/NR)
900,000	5.650		05/01/2045	907,207
1,250,000	5.875		05/01/2054	1,228,967
Groves at Lake Marion Community Development District Polk County Florida Special Assessment Bonds Series 2026 (NR/ NR)
600,000	5.300	(c)	12/15/2046	593,519
600,000	5.600	(c)	12/15/2055	592,331
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500		05/01/2036	1,514,928
2,275,000	4.625		05/01/2046	2,132,745
Hacienda North Community Development District (Collier County, Florida) Special Assessment RB, Series 2023 (NR/NR)
2,750,000	6.500		05/01/2053	2,885,578
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
1,000,000	5.500		05/01/2044	1,010,935
1,150,000	5.800		05/01/2054	1,126,650
Hammock Oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
985,000	5.750		05/01/2053	989,214
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,005,000	6.150		05/01/2054	1,007,521
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
1,500,000	5.750	(c)	05/01/2055	1,480,894
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
590,000	4.700		05/01/2042	575,321
935,000	5.000		05/01/2052	881,392

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
$540,000	4.000%	05/01/2040	$511,063
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/ NR)
525,000	3.375	05/01/2041	467,918
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,000,000	3.750	05/01/2034	967,186
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,000,000	3.875	05/01/2039	1,889,040
1,400,000	4.100	05/01/2048	1,208,198
Harmony On Lake Eloise Community Development District Capital Improvement Assessment Area One RB Series 2023 (NR/NR)
1,110,000	5.375	05/01/2053	1,109,955
Harmony on Lake Eloise Community Development District City of Winter Haven Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
900,000	5.450	11/01/2045	902,130
1,150,000	5.650	11/01/2054	1,123,622
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
900,000	5.650	05/01/2055	880,945
Harvest Hills South Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/ NR)
1,165,000	5.750	05/01/2056	1,121,041
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000	4.250	05/01/2035	1,334,925
1,810,000	4.250	05/01/2039	1,718,026
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	583,015
1,145,000	4.000	11/01/2051	915,340
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
390,000	4.000	11/01/2039	359,004
495,000	4.250	11/01/2051	414,452
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
1,530,000	5.375	05/01/2043	1,569,018
1,265,000	5.500	05/01/2053	1,268,254
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,290,000	5.500	05/01/2054	1,240,191
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
535,000	5.000	05/01/2034	542,800
2,170,000	5.125	05/01/2045	2,175,376

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
$500,000	5.050%		05/01/2031	$500,716
500,000	5.150		05/01/2034	500,641
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,210,000	5.700		05/01/2036	1,219,860
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB+)
2,190,000	4.200		05/01/2031	2,189,999
1,985,000	4.350		05/01/2036	1,984,901
Hickory Tree Community Development District Osceola County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
1,600,000	5.450		05/01/2055	1,552,008
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,900,000	5.000		03/01/2039	1,563,085
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project Series 2025 (NR/BB+)
16,020,000	6.000	(c)	07/01/2045	16,251,507
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project, Series 2025 (NR/BB+)
28,375,000	6.250	(c)	07/01/2055	28,482,536
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625		05/01/2040	417,073
665,000	4.000		05/01/2050	544,109
Highland Trails Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/ NR)
220,000	4.700		05/01/2031	222,945
810,000	5.500		05/01/2044	826,316
890,000	5.850		05/01/2054	896,256
Highland Trails Community Development District City ofDade City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,280,000	5.850		05/01/2056	1,240,753
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
1,000,000	4.875	(c)	12/15/2038	1,002,377
1,000,000	5.000	(c)	12/15/2048	964,239
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375		11/01/2050	513,403
Hillcrest Preserve Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,150,000	5.000	(c)	05/01/2044	1,124,391
1,465,000	5.300	(c)	05/01/2054	1,373,760
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
3,275,000	4.000	(c)	05/01/2050	2,668,160

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
$1,000,000	3.200%		05/01/2041	$830,266
Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/ NR)
600,000	5.550		05/01/2044	626,522
900,000	5.875		05/01/2054	927,109
Hills of Minneola Community Development District Special Assessment RB Series 2026 (NR/NR)
715,000	5.600		05/01/2056	698,434
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
900,000	5.600		05/01/2044	925,803
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000		11/01/2041	190,390
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
1,250,000	5.625		06/15/2054	1,214,500
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2026 (NR/ NR)
750,000	5.600		12/15/2055	730,974
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
400,000	5.125	(c)	11/01/2049	389,571
Ibis Landing Community Development District Lee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
800,000	5.875		06/15/2055	809,490
Island Lake Estates Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2023 (2023 Project) (NR/NR)
1,550,000	6.000		12/15/2053	1,588,809
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
970,000	5.000		11/01/2047	937,477
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
915,000	5.450		05/01/2045	924,363
970,000	5.700		05/01/2055	953,563
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125		05/01/2041	767,468
K-Bar Ranch III Community Development District City of Tampa Florida Special Assessment Bonds Series 2025 (NR/NR)
3,375,000	5.875	(c)	05/01/2045	3,515,095
3,725,000	6.125	(c)	05/01/2055	3,812,511
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
795,000	6.250		11/01/2053	810,204
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area One Project) (NR/NR)
535,000	5.300		05/01/2045	535,897
915,000	5.500		05/01/2055	881,425

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
$290,000	3.500%		05/01/2040	$265,727
470,000	3.750		05/01/2050	387,595
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
600,000	5.650		05/01/2043	626,517
1,000,000	5.875		05/01/2054	1,018,228
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	5.000		05/01/2048	966,858
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000		06/15/2040	1,314,297
1,060,000	4.000		06/15/2050	923,435
Kings Creek I Community Development District City of Jacksonville Florida Special Assessment Bonds, Series 2025 (NR/NR)
775,000	5.750		05/01/2045	791,797
1,775,000	6.000		05/01/2055	1,781,156
Kingston One Community Development District Lee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
9,000,000	6.000		05/01/2057	9,069,441
Kissimmee Park Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
1,370,000	6.125		05/01/2056	1,390,969
2,675,000	6.500		05/01/2056	2,714,281
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
1,205,000	5.625		05/01/2053	1,186,844
Lake Emma Community Development District Lake County, Fl Special Assessment Bonds, Series 2023 Assessment Area Two (NR/NR)
890,000	5.500	(c)	05/01/2053	898,532
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
630,000	5.250	(c)	05/01/2043	644,431
Lake Flores Community Development District Manatee County Florida Special Assessment Bonds Series 2026 (NR/NR)
1,275,000	5.750		05/01/2056	1,247,684
Lake Harris Community Development District Special Assessment Bonds Series 2023 (NR/NR)
765,000	5.375		05/01/2043	787,733
570,000	5.625		05/01/2053	576,273
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,535,000	5.650		05/01/2044	1,555,682
2,345,000	5.900		05/01/2054	2,304,083
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/ NR)
2,750,000	5.200		05/01/2035	2,782,758
660,000	5.700		05/01/2055	640,719
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100		05/01/2051	211,608

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
$325,000	4.300%		05/01/2051	$270,125
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
600,000	4.125		05/01/2031	602,011
Lakeside at Satilla Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
1,700,000	5.375	(c)	05/01/2045	1,709,926
2,000,000	5.625	(c)	05/01/2055	1,964,455
Lakeside Preserve Community Development District (City of Lakeland, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
225,000	5.250		05/01/2030	229,445
700,000	6.000		05/01/2043	734,979
1,105,000	6.375		05/01/2054	1,141,932
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
810,000	5.750		05/01/2053	815,341
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625		05/01/2041	293,115
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.750		05/01/2040	480,730
670,000	3.900		05/01/2050	541,526
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000	3.625	(c)	05/01/2040	979,537
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850		05/01/2039	234,331
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600		05/01/2044	6,417,421
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
525,000	4.400		05/01/2039	520,433
1,615,000	4.500		05/01/2049	1,432,729
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
1,000,000	5.000	(c)	05/01/2037	1,007,213
2,360,000	5.125	(c)	05/01/2047	2,326,958
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
575,000	3.750	(c)	05/01/2039	533,319
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
410,000	4.400		05/01/2039	406,434
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
550,000	4.625		05/01/2027	553,573
2,500,000	5.250		05/01/2037	2,524,574
6,200,000	5.375		05/01/2047	6,208,722
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000		05/01/2038	1,188,822
2,530,000	5.100		05/01/2048	2,491,976

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
$3,725,000	5.450%		05/01/2048	$3,741,039
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
655,000	5.500		05/01/2055	652,972
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project 2023 (NR/NR)
3,570,000	6.300		05/01/2054	3,733,524
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/ NR)
130,000	4.250		05/01/2026	130,075
4,625,000	5.000		05/01/2036	4,627,722
1,600,000	5.125		05/01/2046	1,599,530
Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
430,000	5.550		05/01/2054	431,110
Lakewood Ranch Stewardship District Special Assessment RB, Series 2025 (NR/NR)
6,230,000	6.000		05/01/2056	6,435,347
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
2,100,000	3.750	(c)	05/01/2040	1,922,921
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
645,000	3.125		05/01/2041	535,275
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700		05/01/2039	1,166,957
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
1,930,000	3.000		05/01/2035	1,719,234
1,990,000	3.000		05/01/2038	1,650,798
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
360,000	5.000		05/01/2042	362,322
1,145,000	5.125		05/01/2052	1,082,430
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000	5.250		11/15/2054	3,670,385
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
2,630,000	5.250		10/01/2052	2,435,175
8,800,000	5.250		10/01/2057	8,031,020
Leomas Landing Community Development District City of Lake Wales Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
465,000	5.500		11/01/2045	465,768
460,000	5.700		11/04/2054	446,404
Liberty Cove Community Development District Nassau County Florida Special Assessment RB Series 2024 Assessment Area One Project (NR/NR)
1,825,000	5.700		05/01/2054	1,753,571

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
$1,610,000	4.400%		05/01/2040	$1,461,724
2,840,000	4.600		05/01/2051	2,464,674
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
975,000	5.125		05/01/2048	964,782
1,760,000	5.125		05/01/2049	1,728,954
Longleaf Community Development District (NR/NR)
724,000	5.375		05/01/2030	724,546
Longleaf Community Development District Capital Improvement RB Series 2024 (NR/NR)
1,020,000	5.400	(c)	05/01/2044	1,043,342
1,080,000	5.750	(c)	05/01/2054	1,084,147
Longleaf Community Development District Pasco County Florida Capital Improvement RB Series 2024A (NR/NR)
1,000,000	5.450		05/01/2055	937,581
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
1,980,000	5.400		05/01/2030	1,981,482
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
800,000	5.550		06/15/2054	798,716
Lowery Hills Community Development District City of Lake Alfred Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
1,260,000	5.850	(c)	05/01/2055	1,227,118
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000		05/01/2050	3,140,569
LT Ranch South Community Development District Sarasota County Florida Capital Improvement RB Series 2025 (NR/NR)
1,350,000	5.600		05/01/2045	1,363,721
1,650,000	5.750		05/01/2055	1,617,677
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA2 (NR/NR)
510,000	6.000		05/01/2054	505,238
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA3 (NR/NR)
1,030,000	6.050		05/01/2054	1,027,285
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment Refunding RB Series 2024-Aa4 (NR/NR)
1,250,000	5.650		05/01/2054	1,197,538
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450		05/01/2041	705,084
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625		05/01/2039	846,426
1,340,000	4.750		05/01/2050	1,238,369
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,745,000	4.000		06/15/2039	1,629,085
2,890,000	4.375		06/15/2049	2,548,207

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
$700,000	5.550%		05/01/2045	$702,148
1,000,000	5.750		05/01/2055	973,630
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025A (NR/NR)
1,000,000	5.750	(c)	05/01/2056	960,927
Malabar Springs Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
1,300,000	5.200		05/01/2044	1,289,270
1,500,000	5.500		05/01/2054	1,426,125
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
815,000	6.625	(c)	05/01/2053	919,023
Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
470,000	5.700		05/01/2044	478,467
1,990,000	5.950		05/01/2054	1,995,039
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
2,785,000	5.125	(c)	11/01/2038	2,855,100
4,750,000	5.250	(c)	11/01/2049	4,737,046
Mckendree Pointe Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
1,000,000	5.700		05/01/2045	994,669
Mckendree Pointe Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/NR)
2,350,000	6.000		05/01/2056	2,297,821
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
405,000	7.250		05/01/2035	411,028
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750		05/01/2052	399,161
Mediterranean Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750		05/01/2037	1,003,149
1,700,000	5.000		05/01/2048	1,663,218
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
900,000	5.625		05/01/2053	915,191
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
315,000	4.750		11/01/2027	319,504
5,300,000	5.125		11/01/2039	5,359,322
4,135,000	5.250		11/01/2049	4,144,754
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
1,585,000	5.250	(c)	07/01/2052	1,410,552
2,000,000	5.500	(c)	07/01/2061	1,797,286
Miami-Dade County Industrial Development Authority Student Housing RB PRG - Casa Properties LLC Project Senior Series 2026A-1 Tax-Exempt (NR/NR)
10,000,000	5.375	(a)(b)(c)	07/01/2065	10,255,734

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
$20,825,000	5.250%		10/01/2052	$21,068,130
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
1,575,000	4.000		10/01/2051	1,408,519
Miami-Dade County, Florida Professional Sports Franchise Facilities Tax Revenue Refunding, Series 2009A (AGM) (A1/ AA)
4,550,000	0.000	(e)	10/01/2045	1,776,603
Miami-Dade County, Florida Water & Sewer System RB, Series 2024-A (Aa3/AA)
8,510,000	5.250		10/01/2054	8,857,020
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
2,820,000	5.000		05/01/2029	2,821,383
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
3,515,000	5.000		05/01/2037	3,439,432
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
1,045,000	5.625		05/01/2044	1,052,635
1,400,000	6.000		05/01/2055	1,390,170
Mirada II Community Development District Pasco County, Florida Capital Improvement RB Series 2025 (NR/NR)
1,500,000	5.750		05/01/2055	1,482,963
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,850,000	3.500		05/01/2041	1,542,241
2,415,000	4.000		05/01/2051	1,915,342
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
580,000	5.600		05/01/2042	600,325
910,000	5.750		05/01/2053	920,415
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,185,000	5.125	(c)	11/01/2048	1,180,056
New Port Corners Community Development District Pasco County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.500	(c)	06/15/2055	962,991
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,035,000	3.875		05/01/2041	906,318
2,250,000	4.125		05/01/2052	1,834,078
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000	3.500	(c)	05/01/2038	728,417
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000	3.500	(c)	05/01/2031	29,153
80,000	4.000	(c)	05/01/2038	75,721
New River Community Development District Special Assessment Series 2006 B (NR/NR)
3,260,000	5.000	*	05/01/2013	33

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Newton Road Community Development District Miami-Dade County, Florida Special Assessment Bonds Series 2025 (NR/ NR)
$840,000	5.500	%(c)	06/15/2045	$848,205
Newton Road Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2025 (NR/ NR)
875,000	5.750	(c)	06/15/2055	867,243
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,585,000	5.300	(c)	05/01/2044	1,557,625
2,275,000	5.550	(c)	05/01/2054	2,122,343
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
480,000	5.750		05/01/2044	491,463
North AR-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
1,355,000	6.000		05/01/2054	1,364,465
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/ NR)
380,000	5.450		05/01/2044	384,662
820,000	5.750		05/01/2054	803,266
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Three, Series 2023 (NR/NR)
265,000	5.000		05/01/2030	269,085
520,000	5.750		05/01/2043	535,712
775,000	6.000		05/01/2054	784,338
North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/ NR)
1,850,000	6.625		05/01/2054	1,949,800
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375		11/01/2041	1,016,780
3,770,000	4.000		11/01/2051	3,058,410
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,255,000	5.625	(c)	05/01/2052	1,275,096
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.625		05/01/2040	416,219
Northlake Stewardship District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
2,750,000	6.000		05/01/2045	2,839,655
2,750,000	6.200		05/01/2056	2,790,945
Northridge Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,685,000	5.750	(c)	05/01/2045	1,720,258
2,175,000	6.000	(c)	05/01/2055	2,184,119
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,175,000	5.700		05/01/2043	1,227,251
1,185,000	5.875		05/01/2053	1,209,372

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)

Okaloosa County, Florida Industrial Development RB Air Force Enlisted Village Inc. Project Series 2025 (NR/NR)
$1,500,000	5.750	%(c)	05/15/2055	$1,520,041
1,690,000	5.750	(c)	05/15/2060	1,706,441
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
340,000	4.000		06/15/2040	313,523
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
665,000	5.250		06/15/2043	687,177
1,275,000	5.375		06/15/2053	1,283,845
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
8,520,000	4.500		10/01/2056	7,981,210
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,005,000	5.000		04/01/2026	1,005,000
Ormond Crossings West Community Development District City of Ormond Beach Special Assessment Bonds Series 2025 (NR/ NR)
3,000,000	6.000		11/01/2057	2,887,951
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000		05/01/2040	775,964
900,000	4.000		05/01/2050	733,235
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,675,000	5.375	(c)	11/01/2038	1,715,144
3,295,000	5.500	(c)	11/01/2049	3,319,293
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000	5.500		05/01/2055	760,499
Paddocks Community Development District Capital Improvement RB Series 2024 (NR/NR)
1,235,000	5.450	(c)	05/01/2055	1,164,444
Palermo Community Development District Lee County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
645,000	5.350		06/15/2045	655,806
900,000	5.500		06/15/2055	906,205
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,050,000	5.000		06/15/2043	1,065,922
1,375,000	5.250		06/15/2053	1,361,780
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University Inc Series 2021 (NR/NR)
1,000,000	4.000		10/01/2051	781,814
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000	5.250		10/01/2048	1,762,779
2,850,000	5.250		10/01/2053	2,721,563
Palm Beach County Health Facilities Authority RB (Lifespace Communities, Inc.), Series 2023C (NR/NR)
2,050,000	7.625		05/15/2058	2,260,022
Palm Beach County Health Facilities Authority RB Anticipation Notes for Green Cay Life Plan Village Project Series 2022A (NR/NR)
7,075,000	11.500	(c)	07/01/2027	10,581,624

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
$4,600,000	4.000%		05/15/2053	$3,571,864
1,825,000	5.000		05/15/2053	1,669,739
Palm Beach County Health Facilities Authority Revenue Bond Anticipation Notes Green Cay Life Plan Village Project Series 2025A (NR/NR)
775,000	11.500	(c)	07/01/2027	776,540
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
1,650,000	4.000		06/01/2036	1,570,095
1,700,000	4.250		06/01/2056	1,358,912
Palm Beach County, Florida RB Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project Senior, Series 2025A (NR/NR)
9,500,000	5.750	(c)	10/01/2055	9,714,877
1,000,000	6.750	(c)	10/01/2055	1,021,638
11,535,000	5.750	(c)	10/01/2065	11,755,991
Palm Coast 145 Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2025A (NR/ NR)
5,000,000	6.250	(c)	05/01/2035	5,070,744
2,850,000	6.500	(c)	05/01/2045	2,949,322
2,365,000	6.750	(c)	05/01/2057	2,407,722
Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
500,000	5.400		05/01/2043	510,794
1,000,000	5.600		05/01/2053	999,275
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300		05/01/2050	989,167
Palm Gate Community Development District City of Florida City Florida Special Assessment Bonds Series 2025 (NR/NR)
900,000	5.300		06/15/2045	908,517
900,000	5.550		06/15/2055	898,274
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
3,290,000	4.200		11/01/2048	2,875,288
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
2,140,000	4.000		05/01/2036	2,130,865
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
260,000	4.000		05/01/2027	260,689
2,380,000	5.000		05/01/2039	2,391,897
Palmetto Ridge Community Development District Pasco County, Florida Special Assessment Bonds Series 2026 (NR/NR)
1,000,000	5.700		05/01/2055	958,749
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250		05/01/2039	1,897,388
5,090,000	5.375		05/01/2050	5,105,181
Parkside Trails Community Development District Lake County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000	5.550		05/01/2055	959,442
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000		05/01/2051	640,015

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
$2,285,000	4.700%	05/01/2049	$2,033,122
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/A-)
1,065,000	4.500	05/01/2034	1,067,050
Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
590,000	5.375	05/01/2043	600,461
1,475,000	5.625	05/01/2053	1,478,346
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
840,000	5.125	05/01/2043	845,509
920,000	5.400	05/01/2053	903,915
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
1,710,000	5.800	05/01/2054	1,679,859
Parrish Lakes II Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/ NR)
2,750,000	5.125	05/01/2044	2,716,067
5,145,000	5.450	05/01/2054	4,883,485
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
375,000	5.875	05/01/2054	377,753
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
1,395,000	6.050	05/01/2054	1,414,547
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	683,149
Pasadena Ridge Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/ NR)
900,000	5.050	05/01/2044	889,353
1,275,000	5.375	05/01/2055	1,211,019
Pasadena Ridge Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
1,060,000	5.500	05/01/2045	1,050,571
2,500,000	5.700	05/01/2055	2,403,510
PBR Community Development District User Fee RB Series 2026A-2 (NR/NR)
900,000	5.125	03/01/2056	854,282
Peace Creek Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
1,190,000	5.625	05/01/2055	1,142,911
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.125	06/15/2043	1,402,870
1,900,000	5.375	06/15/2053	1,901,896
Peace Creek Village Community Development District Special Assessment Bonds Series 2024 (NR/NR)
905,000	5.750	05/01/2054	891,413

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Peace Creek Village Community Development District (City Of Winter Haven, Florida) Special Assessment Bonds, Series 2025 (Fl) (NR/NR)
$355,000	4.625%		05/01/2031	$358,971
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/ NR)
2,600,000	5.700		05/01/2044	2,570,693
3,675,000	6.000		05/01/2054	3,498,355
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.250	(c)	12/15/2041	875,957
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
685,000	3.750		05/01/2037	660,961
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000	5.000		07/01/2039	1,105,737
Pinery Community Development District Hernando County, Florida Capital Improvement RB Series 2026 Assessment Area One (NR/NR)
1,150,000	5.600		05/01/2046	1,138,049
1,850,000	5.875		05/01/2056	1,789,719
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625		05/01/2040	488,879
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500		05/01/2037	1,735,524
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,785,000	4.750		05/01/2033	2,786,101
Preserve At Legends Pointe Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/NR)
650,000	5.875	(c)	05/01/2055	652,506
Preserve at Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000	5.750		05/01/2054	993,163
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375		11/01/2049	1,053,235
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000		11/01/2039	238,542
1,205,000	4.000		11/01/2050	1,017,698
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
780,000	3.500		05/01/2041	718,334
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
1,050,000	6.125		12/15/2053	1,101,146
Radiance Community Development District Flagler County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,860,000	6.200	(c)	05/01/2045	1,915,947
2,275,000	6.400	(c)	05/01/2056	2,303,644

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Ranches At Lake Mcleod Community Development District Polk County Florida Special Assessment Bonds Series 2025 Assessment Area Two (NR/NR)
$1,000,000	5.650%		06/15/2055	$996,682
Reagan Landing Community Development District Manatee County Florida Special Assessment Bonds Series 2026 2026 Project Area (NR/NR)
1,000,000	5.625		05/01/2056	966,535
Reflection Bay Community Development District Palm Beach County, Florida Special Assessment Bonds, Series 2025 (NR/ NR)
650,000	5.625		05/01/2045	661,484
1,130,000	5.875		05/01/2055	1,131,069
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
700,000	5.200		05/01/2044	704,514
575,000	5.500		05/01/2054	559,804
Reserve At Van Oaks Community Development District Special Assessment Bonds Series 2023 (NR/NR)
965,000	5.375		05/01/2053	970,038
Reunion East Community Development District (NR/NR)
2,170,000	7.200	*	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500		05/01/2039	463,662
1,520,000	4.625		05/01/2050	1,380,988
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500		05/01/2040	825,250
825,000	4.750		05/01/2050	769,857
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/ NR)
590,000	5.500		05/01/2043	601,639
700,000	5.750		05/01/2053	695,696
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,145,000	5.500		05/01/2052	2,074,987
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
300,000	5.250		05/01/2043	306,872
540,000	5.500		05/01/2053	541,389
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375		05/01/2041	883,296
2,390,000	4.000		05/01/2051	1,969,555
River Hall Community Development District (Lee County, Florida) Capital Improvement RB Series 2024 (Assessment Area 5) (NR/NR)
735,000	5.350	(c)	05/01/2044	736,922
850,000	5.625	(c)	05/01/2055	819,791
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
1,555,000	6.500		05/01/2054	1,621,381
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625		05/01/2040	904,391

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
River Landing Community Development District Pasco County Florida Capital Improvement RB Series 2025 (NR/NR)
$1,700,000	5.450	%(c)	05/01/2055	$1,639,763
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350		05/01/2051	948,310
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
845,000	3.500		05/01/2041	753,915
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
815,000	3.500	(c)	05/01/2041	724,613
900,000	4.000	(c)	05/01/2051	736,781
Riversong Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,200,000	5.400	(c)	05/01/2045	1,209,238
3,000,000	5.625	(c)	05/01/2056	2,932,769
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000	5.800		05/01/2054	1,355,173
Riverwalk Community Development District City of Orlando Special Assessment Bonds Series 2025A (NR/NR)
1,210,000	5.625	(c)	05/01/2055	1,178,499
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,350,000	6.500	(c)	05/01/2053	1,395,088
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
2,970,000	5.350		05/01/2055	2,790,567
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
2,435,000	3.450		05/01/2042	2,048,667
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,075,000	5.250		05/01/2053	1,035,151
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,000,000	5.250		05/01/2054	953,527
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
1,745,000	6.625		05/01/2054	1,833,391
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000	6.000	(c)	11/01/2053	721,959
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000		06/15/2040	303,647
780,000	4.000		06/15/2050	638,360
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000	5.625		05/01/2044	1,522,682
2,700,000	6.000		05/01/2056	2,704,516
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2026 (NR/NR)
2,765,000	6.050	(c)(f)	05/01/2057	2,776,719

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Saltmeadows Community Development District Manatee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
$405,000	5.750	%(c)	05/01/2045	$416,517
650,000	6.000	(c)	05/01/2055	658,409
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,015,000	5.500		05/01/2053	1,018,202
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,410,000	4.125	(c)	06/15/2039	1,305,949
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
650,000	6.000		11/01/2052	672,639
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
980,000	3.625	(c)	05/01/2040	931,741
950,000	3.750	(c)	05/01/2050	792,779
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (Aa3/NR)
4,350,000	4.000		07/01/2048	3,804,843
Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
2,155,000	5.500		06/15/2054	2,130,242
Savanna Lakes Community Development District Special Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000	5.375	(c)	06/15/2053	1,043,779
Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
1,365,000	6.375		11/01/2053	1,408,964
Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
1,380,000	5.875	(c)	05/01/2054	1,362,314
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,300,000	5.750		05/01/2053	2,304,526
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750		05/01/2040	570,756
1,965,000	4.000		05/01/2051	1,590,419
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,370,000	5.875		05/01/2043	1,413,247
1,535,000	6.125		05/01/2054	1,563,622
Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
900,000	6.750		11/01/2053	945,491
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,245,000	4.500		05/01/2042	1,181,279
Schaller Preserve Community Development District Polk County Florida Special Assessment Bonds Series 2026 Assessment Area One Project (NR/NR)
1,455,000	5.300		05/01/2046	1,435,997
1,000,000	5.625		05/01/2056	978,985

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Seaton Creek Reserve Community Development District Special Assessment Bonds for Assessment Area One Bonds Series 2023 (NR/NR)
$980,000	5.500	%(c)	06/15/2053	$985,893
Sebastian Isles Community Development District City of Florida City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000	5.300		05/01/2054	858,392
Sedona Point Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,185,000	5.000		06/15/2053	1,146,143
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000	4.000	(c)	06/15/2036	295,176
425,000	4.000	(c)	06/15/2041	371,250
2,270,000	4.000	(c)	06/15/2051	1,732,391
1,105,000	4.000	(c)	06/15/2056	811,600
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
900,000	5.300		10/01/2037	927,860
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,660,000	5.500	(c)	05/01/2055	1,563,472
Seminole Palms Community Development District Special Assessment Bonds Series 2023 (NR/NR)
740,000	5.700		05/01/2053	740,605
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
2,310,000	5.500		05/01/2044	2,307,007
3,000,000	5.850		05/01/2054	2,907,752
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	5.250	(c)	11/01/2039	2,240,620
2,815,000	5.375	(c)	11/01/2049	2,824,403
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,800,000	5.250	(c)	11/01/2049	3,789,637
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
825,000	5.500		05/01/2043	852,636
1,435,000	5.625		05/01/2053	1,449,952
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000		05/01/2049	3,878,647
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,575,000	5.850		05/01/2054	1,566,478
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
885,000	5.500		05/01/2053	893,484
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
790,000	4.000		05/01/2052	639,730
Six Mile Creek Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.700		05/01/2054	1,390,142

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/ NR)
$1,325,000	3.500%		05/01/2041	$1,136,019
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
295,000	4.125		11/01/2040	284,621
940,000	4.250		11/01/2050	819,418
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
1,090,000	5.375		05/01/2055	1,026,504
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000	6.000		05/01/2044	1,751,349
2,525,000	6.250		05/01/2055	2,623,058
Solaeris Community Development District St. Lucie County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
2,420,000	6.300	(c)	05/01/2056	2,447,117
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,305,000	5.900	(c)	05/01/2054	1,263,379
Sorrento Pines Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/ NR)
525,000	5.500		05/01/2053	530,650
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
2,100,000	5.125	(c)	11/01/2039	2,132,284
3,480,000	5.250	(c)	11/01/2049	3,470,510
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,505,000	5.375		05/01/2049	2,510,127
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A+)
480,000	3.625		05/01/2035	452,895
1,690,000	3.750		05/01/2038	1,581,940
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
465,000	4.875		05/01/2035	465,080
95,000	5.000		05/01/2038	95,016
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250		05/01/2034	2,011,782
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600		05/01/2034	344,994
1,200,000	4.000		05/01/2043	1,071,703
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
395,000	4.300		05/01/2040	387,291
160,000	4.500		05/01/2046	148,453
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
2,685,000	5.800		05/01/2035	2,518,426

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
$2,505,000	5.800	%*	05/01/2035	$1,503,000
Southpointe of Manatee County Community Development District Manatee County Florida Special Assessment Bonds Series 2026 Assessment Area One (NR/NR)
900,000	5.625		05/01/2056	871,116
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
830,000	5.625		05/01/2054	802,223
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
345,000	4.375		05/01/2029	348,540
1,000,000	5.000		05/01/2039	1,011,674
1,750,000	5.250		05/01/2049	1,751,026
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000	5.125	(c)	11/01/2037	1,256,532
1,785,000	5.250	(c)	11/01/2047	1,786,756
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
845,000	4.800		05/01/2035	846,246
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
450,000	5.250		05/01/2044	453,784
900,000	5.600		05/01/2054	878,899
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000		12/15/2041	619,813
475,000	4.000		12/15/2046	388,307
2,420,000	4.000		12/15/2050	1,859,320
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000		08/01/2055	5,986,502
St. Johns County, Florida Water and Sewer RB, Series 2022 (Aa1/ AAA)
2,310,000	5.000		06/01/2052	2,373,814
Starling Community Development Special Assessment RB, Series 2025 (NR/NR)
2,000,000	5.600	(c)	05/01/2056	1,901,694
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
418,112	5.500	*	11/01/2010	171,426
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,095,000	5.000		05/01/2034	2,096,518
Stonegate Preserve Community Development District Manatee County, Florida Special Assessment Bonds, Series 2025 (NR/ NR)
1,175,000	5.875		06/15/2055	1,182,537
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,000,000	5.875		12/15/2043	1,062,744
1,195,000	6.125		12/15/2053	1,254,747

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Stoneybrook Community Development District Tax Exempt Special Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
$1,250,000	4.300%		05/01/2052	$1,122,594
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
580,000	6.375		11/01/2052	614,927
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500		06/15/2039	1,102,229
1,100,000	4.625		06/15/2049	1,003,753
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
555,000	5.500		06/15/2053	568,649
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,610,000	5.125		11/01/2034	1,684,472
3,495,000	5.500		11/01/2044	3,591,973
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
2,875,000	3.750	(c)	12/15/2050	2,396,069
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000		12/15/2039	389,950
860,000	4.125		12/15/2049	715,760
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
575,000	5.200		06/15/2042	582,330
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
985,000	5.500		06/15/2054	986,155
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	4.000		06/15/2052	800,626
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000	5.150		06/15/2052	983,617
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.500	(c)	05/01/2054	867,668
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,710,000	4.000		05/01/2052	1,332,653
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/ NR)
870,000	3.750		05/01/2040	781,526
1,145,000	4.000		05/01/2050	939,537
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/ NR)
405,000	3.400		05/01/2041	352,812
275,000	4.000		05/01/2051	223,553
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750		05/01/2040	662,333
875,000	4.000		05/01/2051	754,566

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
$1,000,000	5.200%		05/01/2042	$1,015,815
1,800,000	5.350		05/01/2052	1,774,388
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)
1,545,000	5.500		05/01/2052	1,548,676
Sunrise Community Development District Hernando County Florida Capital Improvement RB Series 2025 (NR/NR)
1,700,000	5.625	(c)	05/01/2045	1,674,342
3,115,000	5.875	(c)	05/01/2055	2,962,650
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,610,000	4.000		05/01/2038	1,515,318
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375		05/01/2041	602,851
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,110,000	4.800		05/01/2036	1,110,209
1,715,000	5.000		05/01/2046	1,711,264
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
4,850,000	4.000		06/15/2042	4,301,853
Terreno Community Development District Collier County, Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000	5.400		05/01/2045	849,825
900,000	5.650		05/01/2055	887,165
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250		05/01/2053	890,354
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
2,050,000	3.300		12/15/2041	1,699,867
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000		06/15/2040	919,210
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
1,345,000	3.600		05/01/2037	1,272,204
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,760,000	3.750		05/01/2040	1,639,692
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/ NR)
375,000	5.625	(c)	05/01/2040	382,476
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/ NR)
300,000	5.125		05/01/2039	302,737
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,155,000	4.250		05/01/2037	1,151,137

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
$8,310,000	4.400	%(c)	05/01/2040	$8,039,908
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
100,000	5.750		11/01/2027	102,144
1,955,000	6.250		11/01/2044	2,007,688
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,645,000	5.375		11/01/2039	2,749,074
5,390,000	5.500		11/01/2049	5,457,950
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,560,000	4.625	(c)	06/15/2038	1,558,713
2,440,000	4.750	(c)	06/15/2048	2,289,991
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000		12/15/2040	499,219
1,285,000	4.125		12/15/2049	1,066,472
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625		05/01/2050	985,771
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
525,000	3.625	(c)	05/01/2040	473,462
1,000,000	4.000	(c)	05/01/2051	842,097
Towns at Woodsdale Community Development District (Pasco County, Florida) Capital Improvement RB, Series 2023 (NR/ NR)
925,000	6.375	(c)	11/01/2053	959,376
Tradition Community Development District No. 9 Port St. Lucie, Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.650		05/01/2056	975,568
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,725,000	3.000		05/01/2041	1,381,019
1,300,000	4.000		05/01/2052	1,014,611
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
875,000	3.750	(c)	05/01/2040	762,264
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500		11/01/2041	595,752
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
400,000	5.250		11/01/2027	405,479
2,735,000	6.125		11/01/2046	2,824,178
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)
640,000	4.700	(c)	11/01/2029	649,777
1,525,000	5.125	(c)	11/01/2038	1,554,943
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625		05/01/2039	995,761
1,990,000	4.750		05/01/2050	1,826,421
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000	4.750	(c)	11/01/2048	4,317,430

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
$1,200,000	5.000%		11/01/2039	$1,215,131
1,850,000	5.125		11/01/2049	1,813,944
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
3,160,000	4.625		11/01/2037	3,161,060
2,790,000	4.750		11/01/2047	2,620,808
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,420,000	5.625		11/01/2045	2,456,352
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
1,400,000	4.000		05/01/2052	1,123,652
Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR/NR)
4,200,000	3.625		05/01/2032	4,056,685
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,220,000	4.375		05/01/2035	2,219,952
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
1,200,000	6.000		05/01/2055	1,194,830
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
575,000	5.375		05/01/2043	585,880
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
675,000	5.875		05/01/2043	699,528
650,000	6.125		05/01/2054	662,875
Twisted Oaks Pointe Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/ NR)
750,000	5.625		05/01/2053	751,702
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/ NR)
615,000	4.750		05/01/2037	604,174
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000	5.000		05/01/2044	1,011,893
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750		12/15/2039	2,077,881
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,000,000	5.000	(c)	12/15/2032	1,041,036
1,705,000	5.000	(c)	12/15/2037	1,752,522
5,330,000	5.000	(c)	12/15/2047	5,239,269
Two Rivers East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
3,190,000	5.875		05/01/2053	3,211,857
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,850,000	5.250		05/01/2052	1,820,858

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$2,000,000	6.125%		11/01/2053	$2,041,500
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 Series 2024 Project (NR/NR)
1,375,000	5.875		05/01/2054	1,377,178
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,595,000	6.000		05/01/2043	1,675,200
2,540,000	6.250		05/01/2053	2,607,715
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)
2,410,000	5.500	(c)	11/01/2047	2,432,863
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375		05/01/2045	2,375,796
Varrea South Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.400		05/01/2053	1,379,355
Varrea South Community Development District City of Plant City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,165,000	5.875	(c)	05/01/2055	1,170,340
V-Dana Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
895,000	5.375		05/01/2045	898,730
1,240,000	5.550		05/01/2055	1,204,901
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
820,000	5.250		05/01/2043	836,813
V-Dana Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
1,745,000	5.500		05/01/2054	1,746,004
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
1,400,000	4.000	(c)	05/01/2051	1,088,201
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
135,000	6.000		11/01/2027	138,322
2,050,000	6.500		11/01/2043	2,152,817
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
4,655,000	5.125	(c)	05/01/2049	4,394,727
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
600,000	5.000		11/01/2039	607,763
1,025,000	5.125		11/01/2049	1,005,023
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
950,000	5.000		11/01/2039	962,291
1,550,000	5.125		11/01/2049	1,523,900
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000	3.600	(c)	05/01/2041	220,078
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
485,000	3.600	(c)	05/01/2041	436,009

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR) – (continued)
$780,000	4.000	%(c)	05/01/2051	$637,691
Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
520,000	5.375		05/01/2044	529,319
240,000	5.625		05/01/2054	236,845
Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
1,595,000	5.125		05/01/2044	1,619,611
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
900,000	5.500		06/15/2053	905,945
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/ NR)
4,355,000	4.000		05/01/2031	4,315,229
1,700,000	4.125		05/01/2034	1,657,911
1,000,000	4.250		05/01/2037	949,987
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
1,980,000	4.000	(c)	05/01/2031	1,981,443
2,935,000	4.000	(c)	05/01/2037	2,836,302
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125		11/01/2035	752,360
990,000	5.250		11/01/2046	995,318
Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000	5.500		05/01/2044	886,861
1,910,000	5.800		05/01/2054	1,886,627
Verano #2 Community Development District Special Assessment Bonds for Assessment Area – Pod D7 Project Area Series 2024 (NR/NR)
575,000	5.350		05/01/2044	577,290
735,000	5.625		05/01/2055	708,879
Verano #4 Community Development District City of Port St. Lucie Florida Special Assessment Bonds, Series 2025 (NR/NR)
915,000	6.000		05/01/2055	928,851
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.625		11/01/2052	1,045,438
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
500,000	5.375		05/01/2043	515,462
800,000	5.625		05/01/2053	811,620
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000		05/01/2040	244,541
1,700,000	4.000		05/01/2050	1,394,946
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000		05/01/2040	341,435
2,015,000	4.000		05/01/2050	1,651,054

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
$265,000	4.000%		05/01/2040	$244,541
1,740,000	4.000		05/01/2050	1,425,724
Vida’s Way Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
1,080,000	4.875		05/01/2044	1,032,915
1,750,000	5.200		05/01/2054	1,612,207
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
1,000,000	5.300		05/01/2043	1,026,474
2,735,000	5.500		05/01/2054	2,689,075
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
870,000	3.750		05/01/2037	805,047
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
4,050,000	3.250	(c)	05/01/2040	3,530,599
9,000,000	3.500	(c)	05/01/2051	6,853,270
Village Community Development District No. 15 Special Assessment RB Series 2023 (NR/NR)
1,950,000	5.000	(c)	05/01/2043	1,978,469
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250		05/01/2053	1,137,675
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/ NR)
1,100,000	4.000		05/01/2052	888,121
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,355,000	4.875		05/01/2050	1,261,180
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750		05/01/2040	506,039
1,000,000	4.000		05/01/2051	793,102
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
570,000	5.500		05/01/2044	583,749
1,000,000	5.750		05/01/2054	1,000,634
Vivid Shores Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
2,260,000	5.625		05/01/2056	2,196,807
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
1,000,000	4.000		11/01/2036	961,959
1,300,000	4.125		11/01/2046	1,123,669
Waterford Community Development District Capital Improvement RB Series 2023 (NR/NR)
430,000	5.375		05/01/2043	442,778
535,000	5.600		05/01/2053	542,935
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
620,000	5.450		05/01/2054	589,307
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2025 (NR/NR)
1,500,000	6.250		05/01/2056	1,525,554

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
$4,040,000	5.250%		05/01/2049	$4,035,795
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
3,230,000	4.200		05/01/2036	3,128,699
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,640,000	5.125	(c)	11/01/2038	1,661,080
2,800,000	5.250	(c)	11/01/2049	2,799,860
Waterset South Community Development District, Hillsborough County, Florida Special Assessment RB Series 2026 Assessment Area (NR/NR)
1,275,000	5.650		05/01/2056	1,249,166
Wellness Ridge Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/ NR)
775,000	5.000	(c)	06/15/2044	768,952
1,000,000	5.200	(c)	06/15/2055	939,618
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,315,000	5.125		06/15/2043	1,340,851
1,210,000	5.375		06/15/2053	1,207,891
Wellness Ridge Community Development District, Lake County, Florida Special Assessment Bonds Series 2026 Assessment Area Three (NR/NR)
900,000	5.625		06/15/2056	877,255
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250		11/01/2049	1,041,427
West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		06/15/2053	1,161,014
West Lake Community Development District Hillsborough County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.500		06/15/2055	957,551
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
570,000	3.625	(c)	05/01/2041	491,846
1,650,000	4.000	(c)	05/01/2051	1,337,413
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
550,000	5.250		05/01/2052	533,080
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400		05/01/2041	1,213,917
West Port East Community Development District Charlotte County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
650,000	6.000	(c)	05/01/2055	655,559
West Villages Improvement District Capital Improvement RB for Unit of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
1,145,000	5.625		05/01/2054	1,115,900
West Villages Improvement District City of North Port Florida Capital Improvement RB Unit of Development No. 10 Series 2025 (NR/NR)
1,000,000	5.500		05/01/2055	955,174

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
West Villages Improvement District City of North Port Florida Capital Improvement RB, Series 2025 (NR/NR)
$1,560,000	6.000%		05/01/2055	$1,600,390
West Villages Improvement District City of North Port Florida Special Assessment RB Unit of Development No. 7 Series 2025 (NR/NR)
350,000	5.500	(c)	05/01/2055	333,840
West Villages Improvement District Sarasota County Florida Capital Improvement RB Unit of Development No. 11 Series 2025 (NR/NR)
2,250,000	4.750		05/01/2032	2,226,833
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
595,000	5.375		05/01/2042	615,479
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
850,000	5.375		05/01/2043	875,772
2,260,000	5.625		05/01/2053	2,286,194
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,335,000	4.750		05/01/2039	2,308,412
3,785,000	5.000		05/01/2050	3,630,630
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
570,000	6.250		05/01/2054	594,196
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
420,000	5.000	(c)	05/01/2038	424,857
600,000	5.200	(c)	05/01/2048	600,968
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625		05/01/2039	981,978
1,590,000	4.850		05/01/2049	1,493,781
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
800,000	4.100	(c)	05/01/2037	769,726
795,000	4.125	(c)	05/01/2038	756,651
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000		05/01/2039	1,214,008
2,000,000	5.200		05/01/2050	1,972,479
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
1,630,000	5.750		05/01/2044	1,669,999
2,025,000	6.000		05/01/2054	2,043,029
Westside Haines City Community Development District, Polk County, Florida Special Assessment Bonds Series 2026 Assessment Area Three Project (NR/NR)
1,875,000	5.625		05/01/2056	1,807,128
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,150,000	6.000		06/15/2052	1,184,314
Westview South Community Development District Counties of Osceola and Polk Florida Special Assessment Bonds Series 2025 (NR/NR)
2,750,000	6.200	(c)	05/01/2055	2,805,301

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
$750,000	5.375%		05/01/2043	$764,638
2,355,000	5.600		05/01/2053	2,324,221
1,410,000	5.625		05/01/2053	1,394,489
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/ NR)
595,000	5.375		05/01/2043	599,565
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
675,000	5.625		05/01/2053	679,669
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
830,000	5.500		05/01/2053	838,444
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)
420,000	5.200		05/01/2044	429,971
490,000	5.500		05/01/2054	493,495
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
890,000	5.900		05/01/2055	871,642
Willowbrook Community Development District Special Assessment Bonds Series 2025 (NR/NR)
1,000,000	5.650	(c)	05/01/2045	1,009,828
1,250,000	5.875	(c)	05/01/2056	1,232,969
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,100,000	5.750		05/01/2052	1,122,963
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,170,000	4.000		05/01/2052	914,488
Wind Meadows South Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/ NR)
1,105,000	5.625		05/01/2053	1,112,643
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/ NR)
955,000	5.000		11/01/2049	920,379
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
1,770,000	5.000		11/01/2045	1,770,367
Winding Oaks Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/ NR)
700,000	5.400		05/01/2044	702,782
1,115,000	5.700		05/01/2055	1,080,922
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.450		05/01/2044	1,033,541
1,000,000	5.750		05/01/2054	1,020,713
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2025 (NR/NR)
1,075,000	5.500	(c)	05/01/2055	1,029,714

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
$765,000	4.250%		05/01/2040	$720,901
Windward Preserve Community Development District City of Cocoa Florida Capital Improvement RB Series 2025 (NR/NR)
920,000	6.000		05/01/2056	937,211
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,580,000	3.700		05/01/2040	1,418,812
3,450,000	3.875		05/01/2050	2,788,885
Woodcreek Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area Two (NR/NR)
795,000	5.500		05/01/2055	749,820
Woodland Crossing Community Development District Sumter County Florida Special Assessment Bonds, Series 2025 (NR/ NR)
1,000,000	5.875	(c)	05/01/2045	1,023,900
1,800,000	6.125	(c)	05/01/2056	1,813,884
Woodland Preserve Community Development District Manatee County Florida Special Assessment Bonds Series 2025 Assessment Area One (NR/NR)
530,000	5.300	(c)	05/01/2045	530,888
750,000	5.500	(c)	05/01/2055	724,531
Woodland Ranch Estates Community Development District Town of Dundee Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.550		05/01/2045	503,310
620,000	5.750		05/01/2055	605,327
Woodlands Section 9 Community Development District, Broward County, Florida Special Assessment Bonds Series 2026 (NR/ NR)
600,000	4.250		05/01/2031	589,737
940,000	4.500		05/01/2036	900,297
2,075,000	5.700		05/01/2046	2,041,517
3,250,000	6.000		05/01/2056	3,169,159
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
535,000	3.375		05/01/2041	474,716

				1,859,831,336

Georgia - 1.7%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A1/A)
1,000,000	4.000		07/01/2040	982,840
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000	4.000		08/01/2053	1,091,669
Columbia County Hospital Authority Revenue Anticipation Certificates, (Wellstar Health System, Inc. Project) Series 2023A (A2/A+)
1,495,000	5.125		04/01/2053	1,513,611
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
1,865,000	5.000		06/01/2054	1,915,607
Development Authority of Dekalb County RB for The Globe Academy, Inc., Project Series 2024A (Baa2/NR)
300,000	5.000		06/01/2050	280,921
480,000	5.000		06/01/2055	438,891

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Development Authority of Dekalb County RB for The Globe Academy, Inc., Project Series 2024A (Baa2/NR) – (continued)
$2,635,000	5.000%		06/01/2063	$2,343,434
Development Authority of Lagrange Revenue Refunding and Improvement Bonds, Series 2021A (Lagrange College Project) (NR/NR)
2,735,000	5.000		10/15/2052	2,260,470
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125	*	03/01/2052	360,000
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000	5.000	(c)	01/01/2054	16,767,103
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
14,730,000	4.000		01/01/2054	12,123,057
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)
3,690,000	3.625	(c)	01/01/2031	3,561,636
1,340,000	5.000	(c)	01/01/2036	1,356,098
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,000,000	5.000	(a)(b)	07/01/2053	7,339,769
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa2/NR)
1,500,000	5.000	(a)(b)	06/01/2055	1,604,133
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
7,235,000	5.000	(a)(b)	12/01/2053	7,658,132
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
500,000	5.000	(a)(b)	09/01/2053	525,667
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A1/NR)
3,300,000	5.000		05/15/2043	3,324,209
27,350,000	5.000		05/15/2049	27,548,151
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B (A3/NR)
33,000,000	5.000	(a)(b)	12/01/2055	34,643,053
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B (A3/NR)
25,000,000	5.000	(a)(b)	12/01/2052	26,083,875
Municipal Electric Authority of Georgia Plant Vogtle Project J Bonds Series 2019A (A3/A)
5,000,000	5.000		01/01/2059	4,982,272
Savannah-Georgia Convention Center Authority Convention Center Hotel First Tier RB Series 2025A (NR/BBB-)
11,145,000	5.250		06/01/2061	10,777,850
Savannah-Georgia Convention Center Authority Convention Center Hotel Second Tier RB Series 2025B (NR/NR)
8,865,000	6.250	(c)	06/01/2061	8,762,992
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
37,800,000	0.000	(c)(h)	12/15/2048	34,124,615

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
The Atlanta Development Authority Senior RB Westside Gulch Area Project Series 2024A-2 (NR/NR)
$17,875,000	5.500	%(c)	04/01/2039	$18,246,080

				230,616,135

Guam - 0.2%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
610,000	5.125		10/01/2034	652,718
220,000	5.250		10/01/2035	236,441
510,000	5.250		10/01/2036	545,821
300,000	5.375		10/01/2040	316,818
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
975,000	5.375		10/01/2043	1,012,334
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/BB-)
7,680,000	5.000		02/01/2040	7,696,891
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB+)
500,000	5.000		12/01/2031	503,594
Guam Government Limited Obligation Section 30 Bond Series 2016A (NR/BB+)
3,000,000	5.000		12/01/2046	3,014,823
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
1,540,000	5.000		01/01/2050	1,557,673
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
5,000,000	5.000		01/01/2046	5,003,077

				20,540,190

Hawaii - 0.4%
Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,750,000	5.000	(c)	07/01/2039	2,697,021
2,750,000	5.125	(c)	07/01/2043	2,641,181
Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
13,715,000	4.000		07/01/2047	13,049,812
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
1,200,000	4.000		03/01/2037	1,153,803
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
15,765,000	3.200		07/01/2039	13,281,584
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba2/NR)
945,000	3.500		10/01/2049	739,876
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
2,450,000	5.000		05/15/2044	2,458,688
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
2,750,000	5.000		07/01/2047	2,783,571

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Hawaii – (continued)
State of Hawaii Department of Budget and Finance Pacific University Special Purpose Revenue Refunding Bonds Series 2018 (NR/NR)
$12,500,000	6.000	%(c)	07/01/2028	$12,723,907

				51,529,443

Idaho - 0.0%
Avimor Community Infrastructure District No. 1 in The City of Eagle Idaho in The Counties of Ada Boise and Gem Idaho Special Assessment Bonds Series 2024 (NR/NR)
1,438,000	5.875	(c)	09/01/2053	1,455,393

Illinois - 6.9%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
600,000	3.750		07/01/2041	602,118
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/BB+)
10,000,000	5.500		12/01/2034	10,688,101
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
1,725,000	5.000		04/01/2046	1,666,544
Board of Education of The City of Chicago Unlimited Tax GO Bonds Dedicated Revenues Series 2025A (NR/BB+)
5,150,000	5.750		12/01/2050	5,149,691
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
14,830,000	5.000		12/01/2042	14,011,018
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
8,815,000	5.000		12/01/2047	7,991,051
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2023A (NR/BB+)
4,575,000	6.000		12/01/2049	4,675,287
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
3,190,000	5.000		12/01/2034	3,172,022
7,500,000	5.000		12/01/2044	7,015,418
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/BB+)
3,000,000	6.000		12/01/2044	3,146,031
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025C (NR/BB+)
7,000,000	5.500		12/01/2045	6,980,338
Chicago Ill Go Reference Bonds 2015 C (NR/BBB)
7,910,000	5.000		01/01/2038	7,910,818
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000		04/01/2046	16,174,978
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
9,310,000	0.000	(e)	12/01/2029	8,085,298
6,345,000	0.000	(e)	12/01/2030	5,270,977

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB)
$160,000	0.000	%(e)	01/01/2031	$133,425
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB+)
5,500,000	7.000	(c)	12/01/2046	5,620,275
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
23,595,000	0.000	(e)	12/01/2031	18,731,948
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
6,330,000	5.500		12/01/2027	6,485,349
3,000,000	5.500		12/01/2028	3,112,242
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
6,825,000	5.250		12/01/2035	6,606,917
11,410,000	5.250		12/01/2039	10,968,579
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba1/BB+)
2,300,000	5.500		12/01/2030	2,425,895
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
9,805,000	6.038		12/01/2029	9,677,443
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000	4.000		12/01/2035	10,973,342
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000	6.500		12/01/2046	61,319,795
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2017H (NR/BB+)
19,760,000	5.000		12/01/2046	18,045,253
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB)
11,415,000	0.000	(e)	01/01/2032	9,110,647
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
255,000	5.000		01/01/2047	255,017
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
5,460,000	4.000		01/01/2052	4,671,079
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000		01/01/2041	2,442,222
Chicago Transit Authority Second Lien Sales Tax Receipts Revenue Project and Refunding Bonds Series 2026A (NR/A+)
6,000,000	5.500		12/01/2056	6,282,296
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000	5.750		04/01/2048	7,166,712
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
24,370,000	5.000		12/01/2046	22,254,099
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
26,470,000	5.000		12/01/2046	24,172,968

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
$4,700,000	4.000%	12/01/2047	$3,754,608
City of Chicago Board of Education UT GO Refunding Bonds Series 2017H (NR/BB+)
3,000,000	5.000	12/01/2036	2,894,050
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2024A (AMT) (NR/A+)
15,000,000	5.500	01/01/2059	15,491,703
City of Chicago GO Bonds Series 2019A (NR/BBB)
14,490,000	5.500	01/01/2049	14,227,183
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,383,000	4.000	01/01/2049	1,826,806
City of Chicago GO Bonds Series 2024A (NR/BBB)
2,780,000	5.250	01/01/2045	2,735,124
City of Chicago GO Bonds, 2025 Series A (NR/BBB)
11,500,000	6.000	01/01/2050	11,875,223
City of Chicago GO Bonds, Series 2025C (NR/BBB)
2,725,000	6.000	01/01/2043	2,940,438
City of Chicago GO Bonds, Series 2025E (NR/BBB)
1,250,000	6.000	01/01/2042	1,356,950
City of Chicago IL GO Bonds Series 2019 (NR/BBB)
2,500,000	5.000	01/01/2044	2,414,100
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000	5.250	01/01/2053	1,177,844
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
24,770,000	5.500	01/01/2053	25,386,213
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (NR/A+)
7,450,000	5.000	01/01/2052	7,426,448
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,400,000	4.500	01/01/2048	2,268,283
3,405,000	5.500	01/01/2055	3,502,412
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
3,000,000	5.500	01/01/2053	3,115,738
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue and RR Bonds Series 2018A (AMT) (NR/A+)
10,670,000	5.000	01/01/2048	10,664,943
500,000	5.000	01/01/2053	498,167
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2018A (BAM) (NR/AA)
2,500,000	4.000	01/01/2043	2,369,554
City of Marion Williamson County Illinois Sales Tax RB Star Bond District Project Area No. 1 Series 2025 (NR/NR)
4,200,000	6.375	06/01/2045	4,214,610
13,725,000	6.625	06/01/2055	13,556,156
Community Consolidated School District Number 34 Lake County Illinois Antioch GO School Bonds Alternate Revenue Source, Series 2025C (NR/AA)
9,745,000	5.000	01/01/2050	9,897,466
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,606,000	5.800	03/01/2037	1,328,419

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
$2,500,000	4.000%		11/15/2047	$2,246,673
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
863,000	5.625		03/01/2036	863,621
Eastern Illinois Economic Development Authority Business District RB for Remington Road & I-57 Business District Series 2023 (NR/NR)
4,875,000	6.000		05/01/2046	4,832,017
Eastern Illinois Economic Development Authority Special Obligation RB Remington Road & I-57 Economic Development Project Series 2025 (NR/NR)
22,500,000	7.000		02/15/2056	21,549,460
Illinois Finance Authority RB for Clark-Lindsey Series 2022A (NR/NR)
950,000	5.375		06/01/2042	947,182
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
4,000,000	5.625	(c)	08/01/2053	4,063,849
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,200,000	5.000		03/01/2047	1,087,524
1,050,000	5.000		03/01/2052	911,631
Illinois Finance Authority RB for Lake Forest College Series 2022A (NR/BBB)
2,250,000	5.500		10/01/2047	2,264,960
1,925,000	5.250		10/01/2052	1,830,205
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
1,750,000	6.625		05/15/2052	1,824,205
3,700,000	6.750		05/15/2058	3,849,232
Illinois Finance Authority RB for Roosevelt University Series 2007 (B2/NR)
2,950,000	5.500		04/01/2032	2,951,000
14,320,000	5.500		04/01/2037	14,318,524
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
11,275,000	6.125	(c)	04/01/2049	11,154,697
Illinois Finance Authority RB for Roosevelt University Series 2019A (NR/NR)
28,645,000	6.125	(c)	04/01/2058	27,760,898
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
1,000,000	4.000		10/01/2040	925,961
950,000	4.000		10/01/2050	793,420
Illinois Finance Authority RB Illinois Institute of Technology Series 2025 RB Series 2025A (NR/BB+)
9,725,000	5.875	(c)	09/01/2046	9,556,381
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
685,000	4.000		05/15/2027	684,068
2,825,000	5.000		05/15/2037	2,837,380
1,055,000	5.000		05/15/2047	1,014,143
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
1,500,000	4.000		09/01/2035	1,342,084
2,000,000	4.000		09/01/2037	1,758,714
2,000,000	4.000		09/01/2039	1,716,655
1,500,000	4.000		09/01/2041	1,268,537

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
$500,000	5.000%		09/01/2036	$502,166
3,470,000	5.000		09/01/2046	3,453,424
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000		05/15/2051	820,246
765,000	5.000		05/15/2056	644,855
Illinois Finance Authority RB Series 2018B (NR/NR)
2,775,000	6.125	(c)	04/01/2058	2,681,998
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000	4.000	(c)	10/01/2042	1,863,320
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000	5.500		06/01/2057	11,909,799
Illinois Finance Authority RB Series 2025 (Ba2/NR)
2,500,000	6.000	(c)	10/01/2050	2,435,075
Illinois Finance Authority RB Series 2025 Rosalind Franklin University Woodlands Apartment Project (NR/NR)
16,000,000	5.250	(c)	08/01/2035	16,601,904
Illinois Finance Authority RB Series 2026 (NR/A+)
7,000,000	5.500		04/01/2056	7,271,336
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BB+)
4,325,000	5.000		12/01/2049	3,549,421
Illinois Finance Authority Revenue Project and Refunding Bonds Series 2025A (NR/BB)
1,000,000	6.000	(c)	10/01/2045	1,011,516
Illinois Finance Authority Revenue Project and Refunding Bonds, Series 2025A (NR/BB)
1,150,000	6.125	(c)	10/01/2050	1,151,308
Illinois Finance Authority Revenue Refunding Bonds for The Admiral at The Lake Project Series 2017 (NR/NR)
10,000,000	5.000		05/15/2033	9,785,723
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,175,000	4.875		04/01/2050	9,184,542
Illinois State GO Bonds Series 2017 A (A2/A-)
9,500,000	5.000		12/01/2035	9,666,444
1,805,000	4.500		12/01/2041	1,748,158
4,730,000	5.000		12/01/2042	4,761,426
Illinois State GO Bonds Series 2017 D (A2/A-)
2,740,000	5.000		11/01/2028	2,821,081
Illinois State GO Bonds Series 2018 A (A2/A-)
5,280,000	5.000		05/01/2042	5,341,083
5,280,000	5.000		05/01/2043	5,332,503
Illinois State GO Bonds Series 2019 C (A2/A-)
1,500,000	4.000		11/01/2042	1,371,716
Illinois State GO Bonds Series 2020 (A2/A-)
1,575,000	5.500		05/01/2039	1,659,563
4,250,000	5.750		05/01/2045	4,448,986
Illinois State GO Bonds Series 2020 C (A2/A-)
1,975,000	4.250		10/01/2045	1,788,059
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,267,000	6.250		03/01/2034	1,269,025
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
3,665,000	0.000	(e)	12/15/2029	3,240,865

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Metropolitan Pier & Exposition Auth Ill RB Mccormick Place Expansion Project B (AGM-CR) (A1/AA)
$2,935,000	0.000	%(e)	12/15/2041	$1,474,286
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa1/A)
11,900,000	0.000	(e)	06/15/2038	7,089,124
Metropolitan Pier & Exposition Authority Ill Revenue Refunding Bonds Mccormick Place Expansion Project 2017 B (BAM-TCRS) (NR/AA)
1,385,000	0.000	(e)	12/15/2054	326,598
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa1/A)
13,500,000	0.000	(e)	12/15/2032	10,596,423
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa1/A)
1,320,000	0.000	(e)	12/15/2031	1,079,445
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR)
530,000	0.000	(e)	06/15/2030	464,302
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
10,095,000	0.000	(e)	06/15/2044	4,395,554
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
75,530,000	0.000	(e)	12/15/2056	15,516,264
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
2,980,000	0.000	(e)	12/15/2056	630,788
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
89,565,000	0.000	(e)	12/15/2054	20,537,514
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa1/A)
2,200,000	0.000	(e)	12/15/2034	1,577,683
Metropolitan Pier and Exposition Authority Illinois Mccormick Place Expansion Project Bonds Series 2015A (AGM) (NR/AA)
5,900,000	0.000	(e)	12/15/2052	1,553,780
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000	4.000		06/15/2052	1,785,224
Metropolitan Pier and Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (AGM-CR) (A1/AA)
20,665,000	0.000	(e)	12/15/2056	4,374,237

North Lincoln Redevelopment Project Area Certificates of Participation Evidencing Proportionate Interests in Payments to be Made With Respect to A Tax Increment Allocation Revenue Note District 1860 Development Project Tax-Exempt Series B (NR/NR)

1,000,000	5.750	(c)	12/01/2043	1,016,341

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood Springs Club Series 2006 (NR/NR)
$1,212,000	6.000%		03/01/2036	$1,146,260
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa2/AA)
5,000,000	4.000		06/01/2046	4,537,641
Southwestern Illinois Development Authority Environmental Improvement RB Series 2012 (United States Steel Corporation Project) (Ba2/BB+)
3,300,000	5.750		08/01/2042	3,302,845
State of Illinois GO Bonds Series 2017 A (A2/A-)
9,500,000	4.250		12/01/2040	9,110,829
State of Illinois GO Bonds Series 2017C (A2/A-)
10,000,000	5.000		11/01/2029	10,279,626
State of Illinois GO Bonds Series 2020C (A2/A-)
1,000,000	4.000		10/01/2041	923,150
State of Illinois GO Bonds Series 2021A (A2/A-)
5,910,000	4.000		03/01/2041	5,491,237
9,000,000	5.000		03/01/2046	9,084,794
State of Illinois GO Bonds Series 2022A (A2/A-)
3,000,000	5.500		03/01/2047	3,108,338
State of Illinois GO Bonds, Series of May 2024B (A2/A-)
7,400,000	5.250		05/01/2047	7,573,093
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
2,000,000	5.000		10/01/2028	2,099,490
State of Illinois GO Unlimited Bonds Series 2017 A (A2/A-)
2,750,000	4.000		12/01/2033	2,755,435
7,950,000	4.250		12/01/2037	7,833,912
State of Illinois Illinois GO Bonds, Series of September 2025F (A2/A-)
28,225,000	5.250		09/01/2049	28,702,818
The County of Cook Illinois Multifamily Housing RB for Deerfield Supportive Living Project Series 2024 (NR/NR)
3,000,000	6.500		01/01/2045	3,042,111
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (B1/NR)
3,170,000	5.750	(c)	03/01/2053	2,789,335
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
1,065,000	5.000	(c)	01/01/2045	1,003,443
1,800,000	5.000	(c)	01/01/2055	1,591,384
Village of Bellwood Cook County Illinois Tax Increment RB Series 2024 (NR/BBB)
2,525,000	5.000		12/01/2050	2,507,278
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000		01/01/2039	1,989,535
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125		10/01/2041	470,261
2,330,000	4.125		10/01/2046	1,917,565

Village of Schaumburg, Cook and Dupage Counties, Illinois Certificates of Participation Evidencing Proportionate Interests In Payments To Be Made With Respect To A Tax Increment Revenue Note Series 2025 (NR/NR)

4,135,000	6.125	(c)	12/30/2038	4,139,654

				906,403,791

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana - 0.4%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
$10,405,000	5.000	%(c)	01/01/2054	$9,885,804
City of Valparaiso Indiana RB Series 2025A (Ba1/BB+)
2,700,000	6.250	(c)	10/01/2050	2,678,447
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
4,800,000	9.500	(c)	10/01/2035	4,869,433
Indiana Finance Authority CHF -Tippecanoe, LLC – Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
1,300,000	5.125		06/01/2058	1,233,922
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000		09/15/2049	312,521
Indiana Finance Authority Educational Facilities RB Series 2025A (NR/NR)
1,000,000	6.125	(c)	10/15/2045	1,005,326
1,180,000	6.375	(c)	10/15/2055	1,170,573
1,145,000	6.375	(c)	10/15/2060	1,128,263
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (Ba2/BB+)
2,415,000	4.125		12/01/2026	2,423,813
Indiana Finance Authority Midwestern Disaster Relief RB Series 2012A (Baa3/NR)
1,000,000	4.250		11/01/2030	1,025,711
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
1,780,000	5.000		07/01/2055	1,555,239
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
1,000,000	3.000		11/01/2030	973,382
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
1,000,000	3.000		11/01/2030	973,382
Indiana Finance Authority Student Housing RB Prg Uindy Properties Llc Series 2025 (NR/BB)
900,000	5.250		07/01/2045	859,915
Indiana Finance Authority Student Housing RB Prg Uindy Properties LLC Series 2025 (NR/BB)
2,050,000	5.625		07/01/2050	1,968,472
2,200,000	5.250		07/01/2055	1,967,527
Indiana Finance Authority Student Housing RB Series 2023A (NR/BBB-)
2,100,000	5.000		06/01/2053	1,988,691
5,500,000	5.375		06/01/2064	5,371,713
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/NR)
7,520,823	6.500	*	11/15/2031	1,128
The Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000	6.000		03/01/2053	2,829,610
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A)
3,300,000	2.500		09/01/2050	1,901,847
Town of Whiteland Indiana Economic Development RB for Patch Whiteland Project Phase II (NR/NR)
1,375,000	6.125	(c)	03/01/2049	1,377,147

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)
Town of Whitestown Indiana Economic Development Revenue and Refunding RB Series 2026 Bridle Oaks Mills on Main Infrastructure Projects (NR/NR)
$2,830,000	6.000	%(c)	09/01/2050	$2,786,636

				50,288,502

Iowa - 0.6%
Iowa Finance Authority Educational Facility RB Des Moines Christian Schools Project Series 2026A (NR/BBB+)
2,225,000	5.375	(c)	07/01/2061	2,089,409
Iowa Finance Authority Health Facilities RB Pella Regional Health Center, Series 2025 (NR/NR)
1,535,000	5.500		12/01/2045	1,577,056
1,800,000	5.250		12/01/2050	1,756,773
2,250,000	5.750		12/01/2055	2,298,542
Iowa Finance Authority Midwestern Disaster Area RB Alcoa Inc. Projects (Baa1/BBB+)
8,540,000	4.750		08/01/2042	8,540,553
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aa1/AA+)
2,300,000	5.000	(a)(b)(g)	12/01/2032	2,590,273
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
15,800,000	5.000	(g)	12/01/2032	17,794,050
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000		05/15/2055	1,571,731
3,200,000	5.000		05/15/2055	2,908,446
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
6,855,000	5.000		05/15/2047	6,448,564
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
11,900,000	5.000		05/15/2043	11,742,470
5,735,000	5.000		05/15/2048	5,331,909
Iowa Finance Authority Senior Living Facility RB Presbyterian Homes Mill Pond Project Series 2025 (NR/NR)
1,400,000	5.750		10/01/2055	1,412,638
5,225,000	5.875		10/01/2065	5,261,021
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
975,000	5.375		10/01/2052	977,155
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
8,750,000	6.000		10/01/2055	9,006,033

				81,306,623

Kansas - 0.2%
City of Garden City Kansas Sales Tax Special Obligation RB Sports of The World Star Bond Project Phase II Series 2025 (NR/NR)
2,300,000	5.375	(c)	06/01/2039	2,317,748
City of Manhattan Health Care Facilities RB Series 2022A (NR/ NR)
2,070,000	4.000		06/01/2052	1,621,878
City of Manhattan Kansas Health Care Facilities RB Meadowlark Hills Series 2025A (NR/NR)
2,000,000	5.500		06/01/2060	1,966,167

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kansas – (continued)
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
$1,130,000	4.000%		06/01/2046	$949,915
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
5,000	2.875		04/01/2030	5,000
940,000	3.125		04/01/2036	891,165
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,775,000	6.500		12/01/2052	1,794,408
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000		05/15/2028	1,166,510
1,215,000	5.000		05/15/2029	1,230,595
2,850,000	5.000		05/15/2034	2,861,666
1,190,000	5.000		05/15/2050	999,171
City of Wichita Kansas Health Care Facilities RB Larksfield Place Series Vii 2025A (NR/NR)
2,500,000	6.750		06/01/2055	2,547,403
Kansas City Unified Government Sales Tax Special Obligation Capital Appreciation RB for Vacation Village Project Area Four - Multi-Sport Athletic Complex Project, Series 2015 (NR/ NR)
1,945,000	0.000	(c)(e)	09/01/2034	1,113,863
Unified Government of Wyandotte County/ Kansas City, Kansas Sales Tax Special Obligation RB Village East Project Areas 2B, 3 and 5 Series 2025 (NR/NR)
11,000,000	5.500	(c)	03/01/2041	10,839,141

				30,304,630

Kentucky - 0.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)
3,150,000	4.450	(c)	01/01/2042	3,061,650
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
2,000,000	2.125		10/01/2034	1,665,133
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
3,000,000	2.000		02/01/2032	2,645,258
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (Baa1/A)
750,000	4.000		06/01/2046	653,961
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000		03/01/2046	181,409
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A1/AA)
900,000	4.000		12/01/2041	870,723
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
2,925,000	4.000		06/01/2045	2,717,216
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
6,350,000	5.000		08/01/2049	6,349,887

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
$1,500,000	3.000%		10/01/2043	$1,193,939
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series B (Baa2/NR)
33,000,000	5.000		12/01/2033	33,303,745

				52,642,921

Louisiana - 1.2%
Airport Commission Of The City And County Of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (Amt) (Ca) (Ba1/BB+) (PUTABLE)
1,400,000	6.100	(a)(b)(c)	06/01/2038	1,532,001
Board of Commissioners of The Port of New Orleans Louisiana Port Facility RB, Series 2025B (AMT) (AGM) (A1/AA)
2,560,000	5.500		04/01/2054	2,643,016
Board of Commissioners of The Port of New Orleans, Louisiana Port Facility RB, Series 2025B (AMT) (AGM) (A1/AA)
2,840,000	5.500		04/01/2051	2,945,737
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,600,000	5.000		12/01/2034	1,606,135
2,390,000	5.000		12/01/2039	2,266,862
City of New Orleans Louisiana Public Improvement Bonds, Issue of 2021A (Baa2/A-)
5,000,000	5.000		12/01/2046	5,032,398
Lakeshore Villages Master Community Development District (Parish of St. Tammany, Louisiana) Special Assessment RB, Series 2025 (NR/NR)
295,000	6.000		06/01/2054	301,460
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
1,410,000	5.500		06/01/2052	1,416,540
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
2,870,000	4.125		06/01/2039	2,697,157
2,300,000	4.375		06/01/2048	2,027,845
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200		06/01/2041	1,451,264
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
5,395,000	6.625	(c)	06/15/2062	5,345,808
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB)
8,865,000	3.500		11/01/2032	8,609,295
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
7,235,000	5.250	(a)(b)	12/01/2052	7,775,030
Louisiana Public Facilities Authority RB Acadiana Renaissance Charter Academy Project, Series 2025 (NR/NR)
2,725,000	6.000	(c)	06/15/2059	2,726,237
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR)
930,000	6.125	(c)	06/01/2052	934,882

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR) – (continued)
$1,325,000	6.250	%(c)	06/01/2062	$1,332,321
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
900,000	6.250	(c)	06/01/2052	887,019
1,850,000	6.375	(c)	06/01/2062	1,817,419
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000	3.000		06/01/2050	1,408,827
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
7,725,000	4.000		05/15/2042	7,222,985
3,100,000	5.000		05/15/2046	3,106,068
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000	4.000	(c)	06/01/2051	1,777,665
2,070,000	4.000	(c)	06/01/2056	1,436,554
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000	4.000	(c)	06/01/2051	1,180,312
1,065,000	4.000	(c)	06/01/2056	734,755
Louisiana Public Facilities Authority Revenue Bonds Series 2024A (NR/NR)
4,730,000	7.375	(c)	06/01/2054	3,500,200
4,600,000	7.500	(c)	06/01/2059	3,404,000
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000	5.000		05/15/2042	10,064,622
Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
24,115,000	5.500		09/01/2059	24,285,558
11,800,000	5.750		09/01/2064	12,096,953
32,080,000	5.000		09/01/2066	30,210,201
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba1/ BB+)
2,375,000	6.350	(c)	07/01/2040	2,568,735
Plaquemines Port Harbor and Terminal District Dock and Wharf Facilities RB Nola Terminal LLC Project Series 2024A (NR/ NR)
6,450,000	9.000	(c)	12/01/2044	5,594,075

				161,939,936

Maine - 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Casella Waste Systems, Inc. Project Series 2024 (B1/B+)
2,975,000	4.625	(a)(b)(c)	12/01/2047	3,073,576
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
4,000,000	5.000		07/01/2048	4,030,218
Maine Health and Higher Educational Facilities Authority RB Eastern Maine Healthcare Systems Obligated Group Issue Series 2016A (Ba3/BB-)
125,000	4.000		07/01/2046	97,077
5,280,000	5.000		07/01/2046	4,829,405

				12,030,276

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland - 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
$3,000,000	4.000%		01/01/2039	$2,956,279
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500		09/01/2033	2,959,725
3,000,000	5.000		09/01/2038	3,020,142
City Council of Baltimore Convention Center Hotel Revenue Refunding Bonds Series 2017 (NR/B+)
7,775,000	5.000		09/01/2042	7,692,357
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/B+)
1,400,000	5.000		09/01/2028	1,418,476
2,235,000	5.000		09/01/2039	2,235,597
14,715,000	5.000		09/01/2046	13,882,602
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)
325,000	3.550	(c)	06/01/2034	308,985
200,000	3.700	(c)	06/01/2039	185,076
300,000	3.875	(c)	06/01/2046	260,700
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
290,000	3.400	(c)	06/01/2034	275,430
310,000	3.450	(c)	06/01/2035	292,374
550,000	3.500	(c)	06/01/2039	498,093
1,650,000	3.625	(c)	06/01/2046	1,392,685
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
2,500,000	4.000		01/01/2050	2,121,475
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
2,000,000	4.000		01/01/2045	1,825,311
9,765,000	4.000		01/01/2050	8,310,397
County of Prince George’s Special Obligation Bonds for Westphalia town Center Project Series 2018 (NR/NR)
8,535,000	5.250	(c)	07/01/2048	8,401,454
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,630,000	4.000	(c)	07/01/2050	3,138,733
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/A-)
2,375,000	5.000		06/01/2058	2,380,068
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000		07/01/2040	861,859
1,400,000	4.250		07/01/2050	1,206,090
1,025,000	5.000		07/01/2050	987,595
2,415,000	5.000		07/01/2056	2,306,037
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000	5.000		06/01/2044	1,011,307
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
5,250,000	5.000		06/01/2049	5,255,322
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
5,960,000	3.997		04/01/2034	4,409,820

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/ BBB-)
$1,000,000	5.750%		07/01/2053	$1,033,643
2,000,000	6.000		07/01/2058	2,089,495
Maryland Economic Development Corporation Lease RB Reservoir Square Project Series 2024 (A3/NR)
2,455,000	5.000		07/01/2056	2,401,368
Maryland Economic Development Corporation Private Activity RB Series 2022B (Baa3/NR)
10,000,000	5.250		06/30/2055	9,794,125
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
3,125,000	5.500		06/01/2047	3,064,470
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000		07/01/2050	825,157
Maryland Health and Higher Educational Facilities Authority RB for Monocacy Montessori Communities Issue Series 2023 (NR/NR)
900,000	6.125	(c)	07/01/2053	909,572
900,000	6.250	(c)	07/01/2063	910,536
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
1,355,000	5.500	(c)	05/01/2052	1,242,668
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (A1/AA-)
13,800,000	0.000	(e)	05/01/2053	3,479,729
10,125,000	0.000	(e)	05/01/2054	2,416,768
8,750,000	0.000	(e)	05/01/2055	1,978,019
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
1,400,000	5.000		09/01/2035	1,407,862
Mayor and City Council of Baltimore City of Baltimore, Maryland Special Obligation Bonds City-Wide Affordable Housing Program Series 2025 (NR/NR)
1,225,000	5.250	(c)	06/01/2055	1,168,927
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000	5.000		06/01/2051	1,432,074

				113,748,402

Massachusetts - 1.2%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023, Series A (Aa1/AA+)
1,680,000	5.000		05/01/2053	1,721,985
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
16,545,000	5.000		01/01/2049	17,143,406
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA+)
2,130,000	3.000		04/01/2044	1,711,265
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2023 Series A (NR/AA+)
3,000,000	5.250		07/01/2048	3,167,858

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)
Massachusetts Bay Transportation Authority Senior Sales Tax Bonds 2024 Series A (NR/AA+)
$1,675,000	5.250%		07/01/2052	$1,758,356
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue Series 2025A (NR/BBB+)
12,320,000	5.500		08/15/2050	12,520,067
Massachusetts Development Finance Agency RB CHF Merrimack, Inc. Issue Merrimack College Student Housing Project Series 2024A (NR/BB)
1,100,000	5.000	(c)	07/01/2054	1,044,174
Massachusetts Development Finance Agency RB for Boston Medical Center Series G (Baa2/BBB)
1,740,000	5.250		07/01/2052	1,672,990
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,000,000	5.000	(c)	11/15/2033	1,030,915
900,000	5.000	(c)	11/15/2038	920,425
2,350,000	5.125	(c)	11/15/2046	2,371,588
Massachusetts Development Finance Agency RB for Merrimack College Series 2022 (NR/BBB-)
2,075,000	5.000		07/01/2052	1,929,110
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Ba2/BB+)
1,950,000	5.000		10/01/2036	1,853,516
Massachusetts Development Finance Agency RB for Simmons University issue, Series 2023 N (Ba2/BB+)
580,000	5.250		10/01/2039	540,416
1,450,000	5.000		10/01/2043	1,271,198
Massachusetts Development Finance Agency RB Middlesex Sustainable Energy Partners Series 2026A (NR/BBB-)
3,750,000	6.000		10/01/2049	4,010,228
Massachusetts Development Finance Agency RB Middlesex Sustainable Energy Partners Series 2026B Federally Taxable (NR/BBB-)
12,725,000	7.375		10/01/2035	13,008,219
Massachusetts Development Finance Agency RB Suffolk University Issue Series 2025 (Baa3/NR)
4,475,000	5.250		07/01/2055	4,301,070
Massachusetts Development Finance Agency RB Umass Memorial Health Care Obligated Group Issue Series N-1 2025 (NR/ BBB+)
13,700,000	4.500		07/01/2054	12,597,162
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series 2025 (Baa3/NR)
2,275,000	6.000		07/01/2050	2,388,816
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series 2025 (NR/NR)
1,825,000	5.250		07/01/2050	1,833,390
2,275,000	5.250		07/01/2055	2,270,808
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000	5.000		07/01/2044	23,550,673
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2025 Series A (NR/AA)
16,500,000	5.000		02/15/2055	16,843,906

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2025 Series G (Aa1/AA+)
$20,000,000	5.000%		12/01/2055	$20,603,750

				152,065,291

Michigan - 1.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
106,377,643	4.000	(b)	04/01/2044	81,906,881
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
665,000	5.500		04/01/2031	719,334
470,000	5.500		04/01/2033	505,467
280,000	5.500		04/01/2034	300,152
300,000	5.500		04/01/2035	320,558
245,000	5.500		04/01/2036	261,043
465,000	5.500		04/01/2037	493,579
495,000	5.500		04/01/2038	523,662
355,000	5.500		04/01/2039	374,372
690,000	5.500		04/01/2040	724,805
1,360,000	5.500		04/01/2045	1,405,957
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
450,000	3.244		04/01/2029	433,322
125,000	3.344		04/01/2030	119,092
475,000	3.644		04/01/2034	433,975
City of Detroit MI GO Bonds Series 2020 (Baa1/BBB)
295,000	5.500		04/01/2032	318,360
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt Social Bonds (Baa1/BBB)
675,000	4.000		04/01/2042	642,277
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
3,750,000	5.000		04/01/2046	3,786,921
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2023C (Tax Exempt) (Baa1/BBB)
1,200,000	6.000		05/01/2043	1,323,252
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2021A (Baa1/BBB)
725,000	4.000		04/01/2041	695,271
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds Series 2023A (Tax Exempt) (Baa1/BBB)
3,675,000	6.000		05/01/2039	4,124,997
City of Kalamazoo Economic Development Corporation Limited Obligation RB for Heritage Community of Kalamazoo Revel Creek Project Series 2020A (NR/NR)
3,880,000	5.000		05/15/2055	3,485,739
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333	4.000	(b)	04/01/2044	2,594,974
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
4,675,000	3.228	(i)	07/01/2032	4,658,441
Grand Rapids Charter township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
4,875,000	5.000		05/15/2037	4,925,321
4,125,000	5.000		05/15/2044	4,045,641
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
900,000	6.000		01/01/2054	854,199
900,000	6.250		01/01/2059	864,683

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
$475,000	4.000%		11/15/2045	$408,085
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000	4.000		11/15/2043	1,538,279
Michigan Finance Authority Act 38 Facilities Senior RB for the Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
2,790,000	4.375		02/28/2054	2,522,481
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2017 (NR/BBB-)
5,475,000	5.000		02/01/2047	4,962,731
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/NR)
975,000	4.000		11/15/2050	832,475
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000	4.000		02/15/2050	1,317,218
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (NR/BB+)
800,000	4.000		12/01/2041	687,002
1,230,000	4.000		12/01/2051	933,984
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,445,000	4.250		12/01/2039	1,265,545
1,190,000	5.000		12/01/2046	1,043,555
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
3,000,000	5.000		09/01/2040	2,943,220
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
475,000	4.000		09/01/2045	376,693
535,000	4.000		09/01/2050	390,473
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
6,275,000	3.267		06/01/2039	5,961,949
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
252,800,000	0.000	(e)	06/01/2065	24,300,931
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
600,000	4.000		01/01/2031	586,931
1,115,000	4.000		01/01/2041	972,117
1,695,000	4.000		01/01/2051	1,303,547
Michigan State Housing Development Authority Single-Family Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
14,000,000	5.100		06/01/2056	14,157,265
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000	4.125		06/30/2035	2,512,750
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
3,800,000	5.000		05/15/2037	3,839,225
1,400,000	5.000		05/15/2044	1,373,066

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
Michigan tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)
$42,935,000	0.000	%(e)	06/01/2052	$5,176,896
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
411,435,000	0.000	(e)	06/01/2058	9,020,095
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000	5.000		03/01/2033	4,187,050
The Economic Development Corporation of The City of Kalamazoo Limited Obligation RB Friendship Village of Kalamazoo Project Series 2026A (NR/NR)
2,000,000	6.250	(c)	08/15/2056	2,009,869
2,040,000	6.250	(c)	08/15/2061	2,042,605
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
4,855,000	4.000		06/01/2051	3,513,648

				221,021,960

Minnesota - 0.3%
City of Apple Valley, Minnesota Senior Housing RB Phs Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series 2025A (NR/NR)
900,000	5.625		09/01/2065	904,115
City of Eagan Minnesota Charter School Lease RB Great Oaks Academy Series 2025A (NR/NR)
400,000	6.250	(c)	02/01/2045	401,389
600,000	6.375	(c)	02/01/2055	576,898
1,150,000	6.500	(c)	02/01/2065	1,108,788
City of Shakopee Minnesota Senior Housing Revenue Refunding Bonds Benedictine Senior Living Obligated Group - Windermere Way Project Series 2025 (NR/NR)
2,500,000	5.875		11/01/2065	2,500,479
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
4,980,000	5.000		05/01/2054	5,003,378
City of St. Paul Housing & Redevelopment Authority Charter School Lease RB for Higher Ground Academy Project Series 2023 (NR/BB+)
1,630,000	5.500		12/01/2057	1,612,678
Duluth Economic Development Authority Health Care Facilities RB for Essentia Health Obligated Group Series 2018A (NR/A-)
18,575,000	5.250		02/15/2058	18,576,521
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
1,365,000	4.250		02/15/2048	1,217,037
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,400,000	4.000		07/01/2036	1,301,393
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
685,000	4.200	(g)	03/01/2027	694,263
Housing and Redevelopment Authority of The City of Saint Paul Minnesota Charter School Lease RB Metro Deaf School Project Series 2026 (NR/NR)
1,575,000	6.375	(c)	06/15/2061	1,551,722

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Minnesota – (continued)
Housing and Redevelopment Authority of The City of Saint Paul Minnesota Charter School Lease Revenue and Refunding Bonds Series 2025 (NR/BB+)
$1,000,000	5.625%		09/01/2065	$965,260
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
1,525,000	5.000		05/01/2032	1,528,498
2,400,000	5.000		05/01/2047	2,166,894
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
425,000	4.000		12/01/2034	398,444
650,000	4.000		12/01/2040	567,299

				41,075,056

Mississippi - 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
4,000,000	2.375		06/01/2044	2,585,977
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Corportation Chervron U.S.A. Inc. Project Series 2009 A (Aa2/AA-/A-1+)
14,245,000	2.650	(a)(b)	12/01/2030	14,245,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development RB Chevron UDA Inc Project (Aa2/ AA-/A-1+)
23,090,000	2.800	(a)(b)	11/01/2035	23,090,000
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
1,225,000	5.000	(c)	10/01/2030	1,253,221
850,000	4.000	(c)	10/01/2034	780,221
700,000	4.000	(c)	10/01/2035	630,956
750,000	4.000	(c)	10/01/2036	664,216
3,000,000	4.000	(c)	10/01/2041	2,444,100

				45,693,691

Missouri - 0.6%
Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)
545,266	5.000	(b)(c)*	04/01/2043	16,358
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR)
2,752,991	5.000	(b)(c)*	04/01/2043	82,590
Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
950,000	4.000		03/01/2041	923,008
2,825,000	3.000		03/01/2046	2,198,993
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
2,550,000	5.000		05/15/2041	2,572,098
Health and Educational Facilities Authority of The State of Missouri Educational Facilities RB Brookside Charter School Series 2026 (NR/BB-)
7,025,000	6.500	(c)	06/01/2056	6,859,844
Health and Educational Facilities Authority of The State of Missouri Educational Facilities RB Maryville University of Saint Louis Project, Series 2025A (Baa3/NR)
2,450,000	5.500		06/15/2047	2,474,907

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
$1,065,000	5.000%		09/01/2029	$1,088,554
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
1,850,000	5.250		02/01/2048	1,853,614
1,130,000	5.250		02/01/2054	1,104,950
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
4,750,000	5.250	(c)	12/01/2048	4,719,596
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
590,000	3.500		11/01/2040	557,280
2,450,000	4.250		11/01/2050	2,017,789
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)
1,000,000	5.000	(c)	04/01/2036	1,000,411
1,150,000	5.000	(c)	04/01/2046	1,081,265
Missouri Development Finance Board Tax-Exempt Tax Increment And Special District RB Lakeport Village Project Series 2025A (NR/NR)
11,000,000	6.750	(c)	06/15/2055	10,616,830
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000		09/01/2038	851,636
2,600,000	5.000		09/01/2048	2,607,865
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000		10/01/2044	303,215
500,000	3.125		10/01/2049	351,893
Newco Transportation Development District Florissant, Missouri Transportation Sales Tax Refunding RB, Series 2025A (NR/NR)
3,790,000	6.250		11/01/2054	3,823,004
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
1,375,000	3.125		05/01/2035	1,232,090
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
3,250,000	4.750		11/15/2047	2,802,903
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	*	04/01/2027	262,500
Taney County IDA Sales Tax Revenue Improvement Bonds for Big Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000	6.000	(c)	10/01/2049	4,120,944
The IDA of The City of Lee’S Summit Missouri Senior Living Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000	5.000		08/15/2039	4,801,558
The IDA of The City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
2,300,000	5.750		06/15/2054	2,311,762

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
$1,875,000	5.000	%(c)	06/01/2046	$1,871,355
1,250,000	5.000	(c)	06/01/2054	1,190,317
The Industrial Development Authority of The City of Kansas City Missouri Refunding and Improvement RB Platte Purchase Project A C & E Series 2025 (NR/NR)
3,750,000	6.000	(c)	01/01/2048	3,792,279
The Industrial Development Authority of The County of Cape Girardeau Missouri Tax Increment and Special District RB Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000	5.750	(c)	05/01/2054	5,191,010
University City IDA Tax Increment Special District RB for Markets at Olive Project Series 2023A (NR/NR)
1,820,000	4.875		06/15/2036	1,852,858
5,500,000	5.500		06/15/2042	5,585,757

				82,121,033

Montana - 0.0%
City of Kalispell Montana Revenue and Refunding Bonds Immanuel Living at Buffalo Hill Project, Series 2025A (NR/ NR)
6,400,000	6.000		05/15/2060	6,434,618

Nebraska - 0.0%
Omaha Public Power District Electric System RB 2023 Series A (Aa2/AA)
2,245,000	5.250		02/01/2053	2,336,291

Nevada - 0.3%
City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR/NR)
645,000	3.500		09/01/2045	507,391
440,000	4.000		09/01/2051	358,669
City of Las Vegas Nevada Special Improvement District No. 613 Sunstone Phases III and IV Local Improvement Bonds Series 2024 (NR/NR)
550,000	5.500		12/01/2053	552,138
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
270,000	4.250		06/01/2037	264,913
375,000	4.375		06/01/2042	364,513
445,000	4.500		06/01/2047	417,792
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
460,000	4.000		06/01/2039	434,044
1,260,000	4.000		06/01/2044	1,126,056
1,260,000	4.000		06/01/2049	1,053,230
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
885,000	5.000		12/01/2049	887,044
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
590,000	3.000		06/01/2041	466,053
1,260,000	3.125		06/01/2051	879,147

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nevada – (continued)
City of Las Vegas Special Improvement District No. 818 Summerlin Village 27 Local Improvement Bonds Series 2024 (NR/NR)
$1,200,000	5.000%		12/01/2054	$1,146,346
City of Las Vegas, Nevada Special Improvement District No. 819 Summerlin Village 30A Local Improvement Bonds Series 2025 (NR/NR)
855,000	5.500		06/01/2055	860,386
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
305,000	4.250		06/01/2034	301,247
305,000	4.625		06/01/2043	296,301
530,000	4.625		06/01/2049	485,874
City of North Las Vegas, Nevada Special Improvement District No. 67 Apex Moonwater West Local Improvement Bonds Series 2025 (NR/NR)
6,420,000	6.750	(c)	06/01/2055	6,479,929
City of Reno Nevada 2024 Special Assessment District No. 1 Quilici Ranch Local Improvement Bonds Series 2025 (NR/ NR)
1,500,000	5.250	(c)	06/01/2054	1,465,641
Director State Nev Department Business & Industry Senior Subordinate Secondary Bonds Brightline West Passenger Rail 2025 B Green Bond (NR/NR)
9,025,000	12.000	(a)(b)(c)	01/01/2065	4,783,250
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
1,990,000	4.000		09/01/2035	1,915,253
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
3,700,000	4.000		07/01/2049	3,275,273
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000		07/01/2045	2,651,714
2,825,000	5.000		07/01/2051	2,737,983
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000	4.125	(a)(b)	03/01/2036	5,063,628
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000	4.125	(a)(b)	03/01/2036	3,038,177

				41,811,992

New Hampshire - 1.4%
National Finance Authority Avenue One Project Series 2025 Class A-2 Certificates (NR/NR)
21,720,000	6.375	(c)	03/15/2046	22,742,658
National Finance Authority Education RB Grace Christian School Project Series 2025 (NR/BBB-)
11,420,000	6.000		08/01/2065	11,163,974
National Finance Authority Federal Lease RB GSA-4 Lease Project Federally Taxable Series 2021 (Baa3/NR)
12,065,000	3.300		04/01/2032	8,810,607
National Finance Authority Federal Lease RB SSA Birmingham Project Federally Taxable Series 2021 (Ba3/NR)
1,950,000	3.250		04/01/2028	915,754
National Finance Authority RB for Presbyterian Senior Living Project Series 2023A (NR/NR)
2,300,000	5.250		07/01/2048	2,311,884

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Hampshire – (continued)
National Finance Authority Special RB, Series 2025 (NR/NR)
$7,153,000	5.875	%(c)	12/15/2033	$7,056,122
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
1,527,000	4.875	(c)	12/01/2033	1,523,216
National Finance Authority Special RB Easton Park Project Travis County Texas - Districts 2 and 5 Series 2024 (NR/NR)
5,000,000	5.625	(c)	02/01/2030	4,998,383
National Finance Authority Special RB Emberly and Canterra Creek Projects Fort Bend and Brazoria Counties Texas Series 2024 (NR/NR)
9,100,000	5.375	(c)	12/01/2031	9,051,979
National Finance Authority Special RB Grand Prairie Project Harris County Texas Series 2024 (NR/NR)
4,156,000	5.875	(c)	12/15/2032	4,123,749
National Finance Authority Special RB Series 2024 (NR/NR)
13,476,000	5.375	(c)	12/15/2035	13,474,200
National Finance Authority Special RB Valencia Project Brazoria County Texas Municipal Utility District Series 2024 (NR/NR)
5,700,000	5.300	(c)	12/01/2032	5,667,596
National Finance Authority Special Revenue Capital Appreciation Bonds Aldeana Azalea and Serenada Projects Brazoria and Waller Counties Texas Series 2026 (NR/NR)
12,925,000	0.000	(c)(e)	12/01/2040	4,413,952
National Finance Authority Special Revenue Capital Appreciation Bonds Canyon Ranch Project Burnet County Texas Series 2025 (NR/NR)
3,500,000	0.000	(c)(e)	12/01/2035	1,796,081
National Finance Authority Special Revenue Capital Appreciation Bonds Provence Project Travis County Texas Series 2025 (NR/ NR)
4,500,000	0.000	(c)(e)	12/01/2031	3,101,323
National Finance Authority Special Revenue Capital Appreciation Bonds The La Segarra Project Waller County Texas Municipal Utility District Series 2026 (NR/NR)
12,270,000	0.000	(e)	12/01/2039	4,570,214
National Finance Authority Special Revenue Capital Appreciation Bonds The Wildflower Project, Denton CountyTexas Municipal Utility Districts Series 2025 (NR/NR)
9,177,000	0.000	(c)(e)	12/15/2033	5,533,745
National Finance Authority Specialty Pharmacy Limited Obligation RB University Hospitals Home Care Services Inc. Series 2024A (NR/NR)
12,810,000	5.625	(c)	12/15/2033	13,047,156
4,865,000	6.250	(c)	12/15/2038	5,001,657
National Finance Authority Thomas Ranch Project Travis and Burnet Counties Texas Improvement Districts Special Revenue Capital Appreciation Bonds Series 2024 (NR/NR)
11,875,000	0.000	(c)(e)	12/01/2034	6,443,976
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B1/B+)
4,800,000	2.950	(b)(c)	04/01/2029	4,647,205
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (Caa1/B-)
6,800,000	3.625	(a)(b)(c)	07/01/2043	5,468,115
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (Caa1/B-)
6,620,000	3.750	(a)(b)(c)	07/01/2045	5,392,469

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
$12,450,000	4.000%		01/01/2051	$10,037,621
New Hampshire Health and Education Facilities Authority RB for Dartmouth Hitchcock Health Obligated Group 2020 A (AGM-CR) (NR/AA)
5,000,000	5.000		08/01/2059	5,090,674
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
2,150,000	5.000		08/01/2033	2,216,594
3,170,000	5.000		08/01/2035	3,256,996
2,000,000	5.000		08/01/2036	2,050,652
5,350,000	5.000		08/01/2037	5,471,975
2,935,000	5.000		08/01/2038	2,995,550
4,235,000	5.000		08/01/2039	4,316,459
1,710,000	5.000		08/01/2040	1,739,218

				188,431,754

New Jersey - 3.5%
Jersey City Municipal Utilities Authority Hudson County New Jersey Sewer RB, Series 2025E (BAM MUN GOVT GTD) (Aa3/AA)
1,100,000	5.750		10/15/2051	1,205,430
1,610,000	5.750		10/15/2055	1,756,819
New Jersey Economic Development Authority Charter School RB Central Jersey College Prep Charter School Project Series 2025 (Baa3/NR)
700,000	5.125		11/01/2055	670,825
750,000	5.250		11/01/2060	724,325
New Jersey Economic Development Authority Dock and Wharf Facility RB Repauno Port & Rail Terminal Project, Series 2025 (NR/NR)
9,125,000	6.375	(c)	01/01/2035	9,478,587
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750		06/15/2032	1,000,270
1,000,000	5.000		06/15/2037	1,000,049
1,000,000	5.125		06/15/2043	999,756
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
500,000	5.000		07/01/2037	500,129
1,150,000	5.000		07/01/2047	1,083,061
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000	3.000		08/01/2041	4,974,562
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba2/BB+)
5,000,000	5.625		11/15/2030	5,006,955
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba2/BB+)
16,435,000	5.250		09/15/2029	16,454,083
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba2/BB+)
5,000,000	5.625		11/15/2030	5,006,955

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
$8,580,000	5.000%		10/01/2047	$8,485,988
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (A1/A)
2,470,000	5.000		06/15/2047	2,492,519
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A1/A)
980,000	5.000		06/15/2042	996,696
New Jersey Economic Development Authority State Lease RB State Lease RB State Government Buildings - Health Department and Taxation Division office Project, 2018 Series A (A1/A)
4,020,000	5.000		06/15/2042	4,088,489
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
1,000,000	5.375		01/01/2043	1,001,030
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa2/BB-)
3,450,000	4.000		07/01/2042	2,459,821
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A1/AA)
1,110,000	3.250		07/01/2049	892,917
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
1,710,000	5.000		07/01/2045	1,729,049
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000		07/01/2050	2,330,881
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A1/ AA)
9,700,000	4.125		07/01/2038	9,700,373
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
4,960,000	4.125		07/01/2054	4,361,531
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue, Series 2024A (A2/NR)
3,980,000	5.250		07/01/2049	4,206,982
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds RWJ Barnabas Health Obligated Group Issue, Series 2024-A (A1/AA-)
865,000	5.250		07/01/2054	902,443
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A1/A)
93,770,000	0.000	(e)	12/15/2036	62,102,005
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AGM) (A1/AA)
26,375,000	0.000	(e)	12/15/2034	19,422,133
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A1/A)
115,550,000	0.000	(e)	12/15/2035	80,570,669

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A1/A)
$47,575,000	0.000	%(e)	12/15/2035	$33,173,082
35,245,000	0.000	(e)	12/15/2038	20,906,565
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A)
1,900,000	0.000	(e)	12/15/2034	1,387,216
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A1/A)
1,000,000	5.250		06/15/2041	1,000,828
2,500,000	5.000		06/15/2045	2,500,955
1,770,000	5.000		06/15/2046	1,770,529
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A1/A)
10,000,000	0.000	(e)	12/15/2030	8,581,680
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000	0.000	(e)	12/15/2033	8,562,406
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A1/A)
52,985,000	0.000	(e)	12/15/2036	35,090,911
5,470,000	0.000	(e)	12/15/2037	3,435,430
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
3,280,000	0.000	(e)	12/15/2033	2,499,804
1,565,000	0.000	(e)	12/15/2036	1,036,468
5,000,000	0.000	(e)	12/15/2038	2,965,890
16,175,000	0.000	(e)	12/15/2039	9,107,520
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
1,130,000	5.000		06/15/2030	1,134,729
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A1/A)
5,275,000	4.250		12/15/2038	5,303,956
New Jersey Transportation Trust Fund Authority RB Series 2018 (A1/A)
1,500,000	5.000		12/15/2033	1,575,051
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A1/A)
935,000	3.000		06/15/2050	682,472
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A1/A)
5,000,000	4.000		06/15/2050	4,509,562
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A1/A)
7,000,000	5.250		06/15/2043	7,231,717
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A1/A)
230,000	0.000	(e)	12/15/2032	183,047
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000	4.125		01/01/2054	9,337,798
New Jersey Turnpike Authority Turnpike RB, Series 2025 A (A1/AA-)
12,000,000	5.250		01/01/2055	12,556,418

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
$1,500,000	4.500%		01/01/2048	$1,503,018
3,000,000	5.250		01/01/2052	3,126,228
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.500		07/01/2058	903,934
Passaic County Improvement Authority Charter School RB Paterson Charter School For Science and Technology Inc. Project Series 2025 (Baa3/NR)
920,000	4.500		07/01/2040	906,681
645,000	5.000		07/01/2044	645,357
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A2/NR)
15,500,000	5.000		01/01/2048	15,373,373
South Jersey Transportation Authority Transportation System RB 2022 Series A (Baa2/A-)
1,500,000	4.625		11/01/2047	1,501,171
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
14,090,000	5.000		06/01/2046	13,483,359

				467,582,487

New Mexico - 0.1%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000		05/15/2044	486,937
1,000,000	5.000		05/15/2049	912,060
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
500,000	4.000		09/01/2033	507,399
375,000	4.000		09/01/2034	379,238
300,000	4.000		09/01/2035	301,714
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
4,825,000	4.250	(c)	05/01/2040	4,552,054

				7,139,402

New York - 8.1%
Battery Park City Authority Senior RB Series 2025 (Aaa/NR)
16,000,000	5.250		11/01/2055	16,825,086
Brooklyn Arena Local Development Corp. Pilot RB for Barclays Center Project Series 2009 (Ba1/NR)
9,610,000	0.000	(e)	07/15/2045	3,661,784
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A1/AA)
1,435,000	3.000		07/15/2043	1,124,267
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
29,290,000	5.000		07/15/2042	29,356,488
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)
5,740,000	0.000	(e)	07/15/2046	2,058,561
Buffalo and Erie County Industrial Land Development Corp. Tax-Exempt RB Series 2025 (NR/BBB)
26,550,000	6.375		05/01/2055	27,390,201

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
$1,155,000	5.000	%(c)	09/01/2049	$1,066,345
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/B+)
1,175,000	5.000		06/15/2052	982,250
950,000	5.000		06/15/2057	776,519
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
750,000	5.000		07/01/2052	696,288
550,000	5.000		07/01/2056	503,509
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
4,920,000	5.000	(c)	12/01/2051	4,363,662
1,100,000	5.000	(c)	12/01/2055	951,426
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,375,000	5.250		07/01/2057	2,345,595
5,500,000	5.250		07/01/2062	5,384,953
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	(c)	06/15/2051	456,099
450,000	4.000	(c)	06/15/2056	333,550
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)
850,000	2.500	(c)	06/15/2031	784,903
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
6,125,000	6.500	(c)	07/01/2042	6,256,379
1,900,000	6.500	(c)	07/01/2052	1,858,832
1,850,000	6.500	(c)	07/01/2057	1,791,885
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
1,900,000	9.750	(c)	07/01/2032	1,893,412
Build NYC Resource Corporation RB Ere 425 LLC-Zeta Charter Schools Inc. Project Tax-Exempt Series 2025A (NR/BB)
16,625,000	5.375	(c)	10/15/2061	15,306,631
Build NYC Resource Corporation RB for Classical Charter Schools Project Series 2023A (NR/BBB-)
800,000	4.750		06/15/2058	678,973
Build NYC Resource Corporation RB for Unity Preparatory Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000	5.500	(c)	06/15/2053	707,427
1,275,000	5.500	(c)	06/15/2063	1,225,937
Build NYC Resource Corporation RB Riverspring Health Senior Living Inc Project Series 2026A Bonds (Tax-Exempt RB) (NR/NR)
9,250,000	7.000	(c)	12/15/2055	9,305,654
9,480,000	7.000	(c)	12/15/2065	9,439,200
Build NYC Resource Corporation RB The Renaissance Charter School 2 Project Series 2025A (NR/NR)
850,000	5.250		06/15/2045	843,129
1,000,000	5.500		06/15/2050	977,123
1,500,000	5.500		06/15/2055	1,434,582
Build NYC Resource Corporation Tax-Exempt RB Civic Bronx LLC - Bold Charter School Project, Series 2025 (NR/NR)
4,850,000	6.000	(c)	07/01/2060	4,848,593

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
$1,100,000	4.750%		06/01/2054	$998,986
2,400,000	5.000		06/01/2064	2,212,276
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
4,100,000	4.500		05/01/2049	3,905,570
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000	4.125		03/01/2054	8,842,156
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000	4.000		03/01/2050	4,643,943
County of Westchester Industrial Development Agency Special Facility RB Million Air Two LLC General Aviation Facilities Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
3,050,000	7.000	(c)	06/01/2046	3,175,436
Dormitory Authority of The State of New York Orchard Park CCRC Inc Obligated Group RB Series 2025A (NR/NR)
1,600,000	5.125		11/15/2055	1,568,468
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2024A (Tax-Exempt) (Aa1/NR)
16,565,000	4.000		03/15/2054	14,497,700
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2025A (Tax-Exempt) (Aa1/NR)
9,120,000	5.000		03/15/2054	9,320,070
Dormitory Authority of The State of New York State Sales Tax RB Series 2024B (Tax-Exempt) (Aa1/NR)
4,580,000	5.000		03/15/2051	4,719,702
2,000,000	5.000		03/15/2052	2,049,409
Dutchess County Local Development Corp. RB for Health QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
22,400,000	5.000		07/01/2046	21,770,285
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB+)
1,030,000	5.000		07/01/2040	1,044,330
2,840,000	5.000		07/01/2045	2,840,301
5,500,000	5.000		07/01/2051	5,347,041
Empire State Development New York State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000	3.000		03/15/2050	1,237,578
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
66,000,000	0.000	(c)(e)	06/01/2060	1,646,245
Hempstead town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
900,000	5.000		07/01/2033	912,624
600,000	5.000		07/01/2035	606,625
670,000	5.000		07/01/2036	676,677
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
5,060,000	5.250		07/01/2056	4,112,853
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A2/A)
7,950,000	4.750		11/15/2045	7,964,972
2,000,000	5.000		11/15/2050	2,012,520
2,000,000	5.250		11/15/2055	2,025,721

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A2/A)
$5,285,000	4.000%		11/15/2050	$4,540,477
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A2/A)
650,000	0.000	(e)	11/15/2040	341,963
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (BAM) (A2/AA)
27,600,000	4.000		11/15/2048	24,775,968
Metropolitan Transportation Authority RB Refunding Series 2016 D (A2/A)
735,000	5.000		11/15/2029	743,820
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000	4.000		11/15/2048	1,552,402
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020A-1 (A2/A)
4,435,000	4.000		11/15/2040	4,245,963
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A2/A)
5,000,000	5.000		11/15/2045	5,116,050
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000	4.000		11/15/2050	8,699,461
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A2/A)
4,415,000	4.000		11/15/2045	4,016,145
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2024A (A2/A)
14,730,000	5.500		11/15/2047	15,609,564
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A2/A)
1,600,000	5.250		11/15/2045	1,696,528
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
202,665,000	0.000	(e)	06/01/2060	8,785,589
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class F Series 2024 Tax-Exempt Bonds (NR/NR)
2,500,000	5.250		12/15/2043	2,565,418
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
13,815,000	3.000		01/01/2046	10,521,206
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000	3.000		03/01/2049	12,051,216
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000		03/01/2049	1,387,589
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series AA, Fiscal 2025 Subseries AA-1 (Aa1/AA+)
2,665,000	5.250		06/15/2053	2,783,012
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2026 Series BB (Aa1/AA+)
25,000,000	5.000		06/15/2056	25,618,593

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
$5,000,000	4.000%		05/01/2053	$4,385,115
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2026 Series C Tax-Exempt Bonds (Aa1/AAA)
16,000,000	5.250		11/01/2055	16,714,438
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2026 Series F Subseries F-1 Tax- Exempt Bonds (Aa1/AAA)
5,000,000	5.000		02/01/2053	5,131,699
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2025 Series D (Aa1/AAA)
4,575,000	5.250		05/01/2048	4,809,030
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000	0.000	(e)	06/01/2060	8,115,909
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
6,250,000	5.150	(c)	11/15/2034	6,250,704
21,095,000	5.375	(c)	11/15/2040	20,981,156
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
29,525,000	7.250	(c)	11/15/2044	29,549,656
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
55,655,000	5.000	(c)	11/15/2044	55,656,525
New York Liberty Development Corp. Revenue Refunding Bonds for World Trade Center Project Series 2021A (BAM-TCRS) (NR/AA)
10,770,000	3.000		11/15/2051	7,779,678
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
1,350,000	2.625		09/15/2069	1,266,854
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,330,000	2.800		09/15/2069	1,242,112
New York State Authority Income Tax Rev Bonds 2025 A (Aa1/NR)
37,000,000	5.000		03/15/2051	38,064,660
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560		07/01/2026	149,601
150,000	3.670		07/01/2027	148,234
60,000	3.760		07/01/2028	58,668
300,000	3.820		07/01/2029	290,546
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
715,000	4.000		07/01/2031	684,084
870,000	4.000		07/01/2032	821,325
925,000	4.000		07/01/2033	860,267
845,000	4.000		07/01/2035	762,372
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B2/B)
3,425,000	4.000		07/01/2045	2,778,498

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
$6,160,000	4.000%		09/01/2045	$5,245,505
2,325,000	4.000		09/01/2050	1,962,266
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A1/AA)
12,430,000	3.000		09/01/2050	8,503,762
New York State Dormitory Authority Revenues Non State Supported Debt Series 2022 1-A (NR/AA-)
8,000,000	4.000		07/01/2051	7,102,706
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000	2.875	(a)(b)(c)	12/01/2044	1,630,937
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
3,775,000	4.250	(a)(b)(c)	09/01/2050	3,827,773
New York State Environmental Facilities Corporation Solid Waste Disposal RB for Casella Waste Systems, Inc. Project Series 2020R-2 (B1/B+)
2,475,000	5.125	(a)(b)(c)	09/01/2050	2,592,255
New York State Thruway Authority General RB Series P (Aa3/A+)
1,100,000	5.000		01/01/2049	1,147,807
1,000,000	5.250		01/01/2054	1,046,304
New York State Thruway Authority New York State Personal Income Tax Revenue Green Bonds, Series 2022C (Climate Bond Certified) (NR/AA+)
5,000,000	5.000		03/15/2054	5,072,517
New York State Thruway Authority State Personal Income Tax Revenue Green Bonds Series 2025B (Tax-Exempt) (Aa1/NR)
25,000,000	5.000		03/15/2055	25,530,955
New York State Urban Development Corp. Sales Tax RB Series 2023A (Aa1/NR)
8,300,000	5.000		03/15/2052	8,493,083
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
1,000,000	5.000		03/15/2058	1,016,697
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
975,000	4.000		12/01/2040	944,770
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
1,315,000	5.000		01/01/2031	1,346,929
2,850,000	5.000		01/01/2033	2,910,021
2,075,000	5.000		01/01/2034	2,114,059
10,465,000	4.000		01/01/2036	10,300,470
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
7,150,000	5.000		01/01/2036	7,261,031
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
9,000,000	4.000		10/01/2030	9,142,232
2,390,000	5.000		10/01/2035	2,490,375
18,165,000	5.000		10/01/2040	18,420,937
5,405,000	4.375		10/01/2045	5,032,665

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
$7,250,000	5.000%	07/01/2041	$7,252,534
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/AA)
24,810,000	5.250	01/01/2050	24,810,586
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000	4.000	07/01/2046	8,555,476
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
17,000,000	6.000	06/30/2054	17,609,510
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project (AMT) (Baa3/NR)
6,465,000	5.500	06/30/2054	6,515,026
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project Green Bonds (Baa3/NR)
25,675,000	5.000	06/30/2060	24,220,116
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa2/NR)
2,500,000	4.000	07/01/2041	2,279,138
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
6,475,000	5.000	08/01/2031	6,477,811
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
5,695,000	5.250	08/01/2031	5,920,815
14,805,000	5.375	08/01/2036	15,275,306
New York Transportation Development Corporation Special Facilities RB Senior Series 2024A (AGM) (A1/AA)
6,500,000	4.500	12/31/2054	6,045,846
New York Transportation Development Corporation Special Facilities RB Series 2023 John F. Kennedy International Airport New Terminal One Project Green Bonds (Subject To AMT) (AGM) (A1/AA)
9,900,000	5.125	06/30/2060	9,823,872
New York Transportation Development Corporation Special Facilities RB Series 2024 (Amt) (Baa3/NR)
6,470,000	5.500	06/30/2060	6,479,874
New York Transportation Development Corporation Special Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia Airport Terminals C&D Redevelopment Project) (Baa2/BBB-)
1,875,000	5.625	04/01/2040	1,970,206
New York Transportation Development Corporation Special Facilities RB, Series 2023 (JFK International Airport New Terminal One Project) (Green Bonds) (Baa3/AA)
17,110,000	5.375	06/30/2060	16,955,878
Niagara Area Development Corporation Tax-Exempt RB for Catholic Health System, Inc. Project Series 2022 (B2/B)
5,950,000	5.000	07/01/2052	5,306,699

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/AA)
$420,000	4.000%		12/01/2032	$425,988
710,000	4.000		12/01/2033	717,875
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
910,000	4.000		12/01/2038	880,959
1,470,000	3.000		12/01/2039	1,227,721
980,000	3.000		12/01/2040	801,680
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
780,000	4.000		07/01/2039	650,806
4,835,000	3.000		07/01/2044	3,142,400
Oneida Indian Nation Tax RB Series 2024B (Federally Tax-Exempt) (NR/NR)
2,300,000	6.000	(c)	09/01/2043	2,467,339
Onondaga Civic Development Corp. New York Tax-Exempt RR Bonds Crouse Health Hospital Inc. Project Series 2024A (NR/NR)
350,000	5.000		08/01/2031	348,469
325,000	5.000		08/01/2032	322,052
385,000	5.000		08/01/2033	378,886
900,000	5.125		08/01/2044	851,369
900,000	5.375		08/01/2054	817,294
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
4,150,000	5.250		08/01/2047	4,326,151
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,510,000	4.250		05/01/2052	5,750,091
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO RB Series 2024 (NR/NR)
13,800,000	5.750		12/01/2044	14,099,641
13,950,000	6.000		12/01/2053	14,184,573
The City of New York GO Bond Fiscal 2015 Series F Subseries F6 (Aa2/AA/A-1+)
23,710,000	2.700	(a)(b)	06/01/2044	23,710,000
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2 (Aa2/AA/A-1+)
4,065,000	2.700	(a)(b)	03/01/2040	4,065,000
The Orange County Funding Corporation Tax-Exempt RB Mount Saint Mary College Project Series 2012A (NR/NR)
670,000	5.000		07/01/2042	498,482
Town of Hempstead Local Development Corp. Education RB for Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000	5.500		06/15/2057	4,953,277
Transportation Infrastructure Properties LLC Trips Obligated Group Build NYC Resource Corporation Senior Airport Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
5,750,000	5.500		07/01/2055	5,870,635
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000	4.250		05/15/2058	9,131,995
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
15,000,000	4.125		05/15/2064	13,209,114

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels) Sales Tax RB, Subseries 2024A-1 (NR/AA+)
$13,000,000	5.000%		05/15/2054	$13,271,753
15,000,000	5.250		05/15/2064	15,478,038
Tsasc, Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds Fiscal 2017 Series B (NR/NR)
3,750,000	5.000		06/01/2048	3,435,210
Ulster County Capital Resource Corporation Tax-Exempt RB Woodland Pond At New Paltz Project Series 2025 (NR/NR)
4,000,000	5.875	(c)	09/15/2059	3,950,102
Westchester County Local Development Corp. RB Series 2016 (Caa1/BB)
900,000	5.000		11/01/2033	892,396
1,710,000	5.000		11/01/2034	1,683,578
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Caa1/BB)
725,000	5.000		11/01/2030	725,007
5,845,000	5.000		11/01/2046	5,361,916
Westchester County Local Development Corporation RB Series 2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
1,500,000	6.375	(c)	12/01/2055	1,519,030
3,225,000	6.500	(c)	12/01/2065	3,272,850
Westchester County Local Development Corporation RB, Series 2023 (Westchester Medical Center Obligated Group Project) (NR/BB)
900,000	6.250		11/01/2052	925,114
Western Regional off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)
1,785,000	4.125	(c)	12/01/2041	1,643,537
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000		10/15/2039	475,033
1,180,000	5.000		10/15/2049	1,068,467
1,225,000	5.000		10/15/2054	1,079,277
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
2,820,000	5.000		10/15/2040	2,823,419
1,325,000	5.000		10/15/2050	1,215,424

				1,075,599,523

North Carolina - 0.3%
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
4,565,000	5.500		07/01/2047	4,752,813
975,000	5.500		07/01/2052	1,002,839
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
6,740,000	5.250		07/01/2053	6,847,210
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
3,345,000	5.000		12/31/2037	3,347,208
North Carolina Department of Transportation Tax Exempt Private Activity RB Series 2015 (NR/NR)
5,000,000	5.000		06/30/2054	4,768,369
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000		09/01/2046	312,644

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
$1,000,000	4.000%		03/01/2041	$943,487
6,025,000	4.000		03/01/2051	4,928,218
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,400,000	5.000		10/01/2045	1,336,851
3,260,000	5.000		10/01/2050	2,955,090
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (Aa2/AA)
2,000,000	3.000		07/01/2045	1,608,027
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000		07/01/2039	1,394,251
1,650,000	5.000		07/01/2039	1,663,591
1,035,000	4.000		07/01/2044	899,749
1,160,000	5.000		07/01/2044	1,145,024
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
1,460,000	5.000		10/01/2049	1,464,535
2,745,000	5.125		10/01/2054	2,757,035
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Twin Lakes Community, Series 2025 A (NR/NR)
3,650,000	5.250		01/01/2055	3,709,671

				45,836,612

North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
1,925,000	3.000		12/01/2051	1,315,869
City of Horace North Dakota Refunding Improvement Bonds Series 2024C (Baa3/NR)
1,350,000	5.000		05/01/2050	1,311,277

				2,627,146

Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
119,080,000	5.000		06/01/2055	96,019,527
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
8,200,000	3.000		06/01/2048	5,731,177
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
342,980,000	0.000	(e)	06/01/2057	25,010,170
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
3,330,000	4.000		06/01/2048	2,787,931
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,500,000	5.250		11/01/2037	2,516,937
1,000,000	5.250		11/01/2047	949,231
2,320,000	5.250		11/01/2050	2,154,746

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba2/BB+)
$22,500,000	5.375%		09/15/2027	$22,530,247
Cleveland-Cuyahoga County Port Authority Development RB Series 2017 Pinecrest Public Improvement Project (NR/NR)
9,900,000	7.000	(c)	11/15/2048	10,181,838
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)
2,390,000	4.500	(c)	12/01/2055	1,888,282
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)
1,740,000	4.000	(c)	12/01/2055	1,313,438
Cleveland-Cuyahoga County Port Authority Tax-Exempt Refunding and Improvement Lease RB for Constellation Schools Project Series 2024A (NR/NR)
1,600,000	5.875	(c)	01/01/2049	1,574,832
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
6,425,000	7.000	(c)	07/01/2053	6,319,779
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
1,350,000	5.000		05/15/2032	1,368,023
2,775,000	5.375		05/15/2037	2,817,433
3,910,000	5.500		05/15/2042	3,894,069
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa3/BBB-)
5,000,000	5.500		02/15/2052	4,859,172
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000	4.000		09/01/2040	2,098,432
825,000	4.000		09/01/2045	669,420
1,075,000	5.000		09/01/2049	981,934
County of Franklin Health Care Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
4,600,000	5.250		07/01/2041	4,736,902
12,065,000	5.500		07/01/2041	12,644,828
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
12,845,000	5.250		11/15/2055	11,687,479
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2015B (Baa3/BBB-)
1,535,000	4.000		11/15/2045	1,302,348
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Baa3/BBB-)
53,885,000	5.250		11/15/2048	52,764,133
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000	5.500		11/01/2059	4,320,525
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa3/BBB-)
9,110,000	5.250		02/15/2047	8,820,566
3,450,000	5.000		02/15/2057	3,081,944
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
19,555,000	8.223		02/15/2040	22,077,442

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
$7,520,000	5.000%		02/15/2042	$7,457,960
7,500,000	4.750		02/15/2047	6,714,280
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000	5.000		12/01/2051	12,719,111
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
2,000,000	5.000		01/01/2042	2,000,166
1,610,000	5.000		01/01/2046	1,589,736
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba1/BB+)
10,050,000	5.000		02/15/2048	9,414,560
Northeast Ohio Medical University RB Refunding Series 2021 A (A3/NR)
450,000	3.000		12/01/2040	365,621
200,000	4.000		12/01/2045	175,000
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (NR/NR)
15,610,000	4.500	(c)	01/15/2048	14,311,760
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,135,000	3.750	(c)	01/15/2028	1,137,225
6,055,000	4.250	(c)	01/15/2038	5,942,801
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000		12/01/2050	4,432,168
Ohio Housing Finance Agency Multifamily Housing RB Haven’S Edge Apartments Project Series 2025A (NR/NR)
1,425,000	5.700	(c)	08/01/2043	1,486,938
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000	5.000		01/15/2050	10,101,137
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
1,075,000	5.000	(c)	12/01/2033	1,077,778
7,510,000	5.000	(c)	12/01/2038	7,243,436
16,000,000	5.000	(c)	12/01/2048	13,887,747
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A3/A)
2,000,000	3.000		01/15/2045	1,548,577
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
2,750,000	4.375	(a)(b)	06/15/2056	2,741,277
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
4,000,000	5.125		12/01/2055	3,874,065
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
1,895,000	4.250	(c)	12/01/2050	1,800,347
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000	5.000		12/01/2046	4,020,523
Port of Greater Cincinnati Development Authority Special Obligation Tax Increment Financing RB Series 2019A (NR/NR)
9,520,000	5.000		11/01/2051	9,117,943

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
$1,800,000	6.000%		09/01/2047	$1,817,407
3,225,000	6.000		09/01/2052	3,227,383
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A3/A)
22,915,000	4.000		01/15/2046	20,778,179
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
1,475,000	4.000		01/01/2043	1,349,974
950,000	4.000		01/01/2046	835,752
1,115,000	4.000		01/01/2051	926,743
2,520,000	4.000		01/01/2057	2,021,673
University of Cincinnati General Receipts Bonds Series 2024A (Aa3/AA-)
15,000,000	5.250		06/01/2054	15,428,856

				486,648,908

Oklahoma - 1.0%
Broken Arrow Economic Development Authority Hackberry Market Increment District Project Tax Apportionment Bonds Series 2025 (NR/NR)
5,000,000	6.625		06/01/2045	5,085,953
9,240,000	6.750		06/01/2050	9,287,149
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
1,075,000	4.000		09/01/2045	728,831
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba1/BB+)
31,935,000	5.500		08/15/2057	31,089,607
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000	4.000		08/15/2052	1,932,012
2,000,000	4.125		08/15/2057	1,598,277
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba1/BB+)
2,050,000	5.250		08/15/2048	1,994,639
8,005,000	5.500		08/15/2052	7,884,895
Oklahoma Water Resources Board Revolving Fund RB for Drinking Water Program Series 2023A (OK CERF) (NR/ AAA)
1,000,000	4.000		04/01/2048	918,550
4,000,000	4.125		04/01/2053	3,653,892
Trustees of The Tulsa Municipal Airport Trust RB, Series 2025 (NR/B+)
14,425,000	6.250		12/01/2035	16,346,107
4,625,000	6.250		12/01/2040	5,065,372
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/ NR)
11,730,000	4.375	(c)	12/01/2041	10,852,071
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000	5.500		12/01/2035	4,679,737
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000	5.500		12/01/2035	25,673,557

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Wagoner County Development Authority Sales Tax RB Series 2025 (NR/NR)
$2,725,000	6.750%		05/01/2040	$2,778,427

				129,569,076

Oregon - 0.1%
Asante Health System Obligated Group The Hospital Facilities Authority of The City of Medford Oregon Revenue and Refunding Bonds Asante Projects, Series 2020A (AGM) (NR/AA)
900,000	3.000		08/15/2050	639,271
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250		11/15/2050	126,693
225,000	5.375		11/15/2055	219,402
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for Samaritan Health Services Project 2020 Series A (NR/BBB)
270,000	5.000		10/01/2028	279,341
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000	4.000		07/01/2047	2,104,950
The Hospital Facilities Authority of The City of Astoria Oregon RB Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,400,000	5.250		08/01/2049	5,312,400
5,625,000	5.250		08/01/2054	5,442,034

				14,124,091

Pennsylvania - 3.2%
Adams County General Authority Gettysburg College RB, Series of 2025 (Baa1/A)
5,425,000	5.000		08/15/2050	5,432,635
Allegheny County Airport Authority Airport RB Series 2021A (AMT) (A2/NR)
3,000,000	5.000		01/01/2056	2,970,602
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
32,200,000	4.000		04/01/2044	29,187,970
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (NR/BB)
1,125,000	4.000		06/15/2041	981,646
975,000	4.000		06/15/2051	739,863
1,070,000	4.000		06/15/2056	781,137
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (Ba2/BB+)
3,150,000	5.125		05/01/2030	3,319,635
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000	5.250	(c)	05/01/2042	1,189,296
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)
7,875,000	5.250	(c)	05/01/2042	8,053,867
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB Series 2024B (NR/NR)
2,900,000	6.000	(c)	05/01/2042	2,960,446
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba2/NR)
7,455,000	5.000	(c)	05/01/2042	7,649,549

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba2/NR)
$100,000	5.000	%(c)	05/01/2027	$101,781
1,400,000	5.000	(c)	05/01/2032	1,409,826
15,735,000	5.000	(c)	05/01/2042	15,692,966
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba2/NR)
1,000,000	5.000	(c)	05/01/2033	1,024,556
3,000,000	5.000	(c)	05/01/2042	2,991,986
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2025 (Ba2/NR)
1,200,000	5.500	(c)	05/01/2032	1,288,868
1,825,000	6.000	(c)	05/01/2042	1,981,256
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/BBB+)
11,200,000	4.000		07/01/2051	9,390,086
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BBB+)
4,005,000	5.000		07/01/2054	3,911,819
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000	5.000		10/01/2037	1,262,417
Cheltenham Township IDA Arcadia University RB Series of 2024 (NR/BBB-)
5,100,000	5.000		04/01/2044	4,805,658
1,800,000	5.750		04/01/2054	1,686,933
Chester County Health and Education Facilities Authority RB Series 2025 (NR/NR)
4,000,000	5.250		06/01/2055	4,005,238
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
2,850,000	6.000	(c)	10/15/2052	2,764,749
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba1/NR)
500,000	5.000		08/01/2035	500,032
1,070,000	5.000		08/01/2045	1,011,650
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (Aa3/AA)
2,325,000	4.000		06/01/2039	2,233,808
Cumberland County Municipal Authority RB Diakon Lutheran Social Ministries Series 2015 (NR/NR)
505,000	5.000		01/01/2038	505,207
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
5,100,000	5.875	(c)	10/15/2040	3,570,000
17,325,000	6.250	(c)	10/15/2053	11,261,250
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/B-)
850,000	5.000	(c)	10/15/2034	637,500
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000	5.375	(c)	07/01/2039	2,570,415

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (Aa3/AA)
$1,000,000	5.000%		07/01/2028	$1,001,746
Doylestown Hospital Authority RB Series 2016A (Aa3/AA)
445,000	5.000		07/01/2041	446,260
1,620,000	4.000		07/01/2045	1,487,100
1,340,000	5.000		07/01/2046	1,341,924
Doylestown Hospital Authority RB Series 2016A (Aa3/NR)
180,000	4.000	(g)	07/01/2029	185,601
Doylestown Hospital Authority RB Series 2019A (NR/NR)
415,000	5.000	(g)	07/01/2026	417,169
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000		12/01/2043	1,061,078
900,000	5.000		12/01/2048	813,090
1,750,000	5.000		12/01/2053	1,512,499
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (NR/AA-) (3M USD SOFR + 0.77%)
52,950,000	0.907	(i)	05/01/2037	51,225,154
Hiladelphia Authority for Industrial Development Pennsylvania Healthcare Facility RB Series 2025A (NR/NR)
1,500,000	6.250		06/01/2055	1,547,239
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000		03/01/2045	677,085
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2025 Luthercare Project Tax-Exempt (NR/NR)
1,150,000	5.000		12/01/2055	1,097,443
Latrobe Industrial Development Authority RB for Seton Hill University Series of 2021 (NR/BBB-)
285,000	5.000		03/01/2032	294,244
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
450,000	4.000		03/01/2035	425,218
465,000	4.000		03/01/2036	433,020
275,000	4.000		03/01/2037	251,235
335,000	4.000		03/01/2039	296,312
250,000	4.000		03/01/2040	217,127
250,000	4.000		03/01/2041	212,789
625,000	4.000		03/01/2046	500,322
675,000	4.000		03/01/2051	509,322
Latrobe Industrial Development Authority University RB Series of 2026 (NR/BBB-)
1,940,000	5.375		03/01/2051	1,841,575
2,220,000	5.500		03/01/2056	2,104,363
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
4,060,000	5.250		07/01/2044	3,806,090
Mercer County Industrial Development Authority College RB for Thiel College Project Series 2020 (NR/NR)
4,020,000	6.125	(c)	10/01/2050	2,838,750
Monroe County Industrial Development Authority Special Obligation Revenue Refunding Bonds Tobyhanna Township Project, Series of 2025 (Tax-Exempt) (NR/NR)
2,075,000	5.000		07/01/2031	2,127,356

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Monroe County Industrial Development Authority Tax Increment Financing Revenue Refunding Bonds Camelback Pocono Township Project Series of 2025 (Tax-Exempt) (NR/NR)
$1,485,000	5.000%		07/01/2033	$1,504,035
Montgomery County Industrial Development Authority Retirement Communities RB Acts Retirement-Life Communities Inc Obligated Group Series 2025A (NR/NR)
1,500,000	5.000		11/15/2055	1,462,227
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000		11/01/2044	1,784,371
2,100,000	5.000		11/01/2049	1,853,903
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB)
2,145,000	5.000		05/01/2044	2,023,108
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009B (B2/B)
3,675,000	5.250	(a)(b)	12/01/2038	3,681,825
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009C (B2/B)
6,450,000	5.250	(a)(b)	12/01/2037	6,462,086
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000	5.250		07/01/2049	1,854,376
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000	5.000		07/01/2042	2,800,000
2,300,000	5.250		07/01/2046	2,329,841
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,100,000	4.000		07/01/2041	1,967,575
2,305,000	4.000		07/01/2046	2,012,330
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Noble Environmental Inc. Project Series 2026 (NR/NR)
9,250,000	5.450	(a)(b)(c)	03/01/2056	9,259,943
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
1,375,000	5.250		06/30/2053	1,372,007
16,825,000	6.000		06/30/2061	17,558,224
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	4,988,874
Pennsylvania Economic Development Financing Authority University RB Eastern University Project Series 2026 (NR/ BBB-)
2,250,000	5.250		10/01/2050	2,181,502
3,400,000	5.375		10/01/2055	3,295,584
Pennsylvania Higher Educational Facilities Authority La Salle University RB Series 2012 (NR/BB-)
2,855,000	4.000		05/01/2032	2,265,169
2,830,000	5.000		05/01/2037	2,073,885

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (NR/AA) (3M USD SOFR + 0.65%)
$10,850,000	3.278	%(i)	07/01/2039	$10,260,257
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB-)
5,955,000	5.000		05/01/2042	3,994,182
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
365,000	5.000		07/01/2031	364,658
400,000	5.000		07/01/2035	384,755
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
1,705,000	5.250		06/15/2052	1,613,509
Philadelphia Authority for Industrial Development Charter School RB for Tacony Academy Charter School Project Series 2023 (NR/BB)
1,150,000	5.375	(c)	06/15/2038	1,154,245
1,600,000	5.500	(c)	06/15/2043	1,598,716
Philadelphia Authority for Industrial Development Charter School RB Tech Freire Charter School Project Series 2019A (NR/NR)
4,100,000	5.500	(c)	06/01/2049	3,594,497
Philadelphia Authority for Industrial Development La Salle University RB, Series 2017 (NR/BB-)
100,000	3.500		05/01/2032	77,360
Philadelphia Authority For Industrial Development La Salle University RB Series 2017 (NR/BB-)
3,480,000	4.000		05/01/2042	2,037,210
Philadelphia Authority For Industrial Development La Salle University RB Series 2024 (NR/BB-)
23,260,000	6.250	(c)	05/01/2042	18,247,426
Philadelphia Authority for Industrial Development Pennsylvania Healthcare Facility RB Series 2025A (NR/NR)
2,250,000	5.750		06/01/2050	2,246,044
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000		06/15/2050	1,988,377
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
3,000,000	5.000		07/01/2034	3,020,904
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,490,000	5.000		07/01/2032	4,534,622
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/A-)
1,020,000	5.000		11/15/2028	1,020,914
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
1,225,000	5.000		01/01/2038	1,228,172
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2035	1,104,266

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
$555,000	5.000%		10/01/2039	$523,018
1,125,000	5.000		10/01/2049	939,041
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
23,036,000	7.000		06/30/2039	19,338,162
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
12,176,000	0.000	(h)	06/30/2044	8,956,594
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
4,730,000	0.000	(h)	06/30/2044	2,629,648
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
4,387,000	8.000		06/30/2034	4,476,551
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
2,188,000	6.000		06/30/2034	2,331,317
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
31,112,000	5.000		06/30/2039	29,268,673
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022A (NR/NR)
4,485,000	6.250	(c)	07/01/2057	4,352,063
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
515,000	5.000		07/01/2028	517,499
1,000,000	5.000		07/01/2035	1,002,192
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
1,475,000	4.000		07/01/2037	1,392,826

				423,474,321

Puerto Rico - 9.0%
GDB Debt Recovery Authority Bonds (NR/NR)
16,792,334	7.500		08/20/2040	16,456,979
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542	5.250		07/01/2038	3,920,436
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
4,325,000	5.000	(c)	07/01/2030	4,561,709
7,950,000	5.000	(c)	07/01/2035	8,212,108
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
9,270,000	5.000	(c)	07/01/2037	9,598,532
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
50,715,000	5.000	(c)	07/01/2047	49,757,171
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)
9,400,000	3.750	(c)	07/01/2027	9,398,075
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)
3,000,000	4.000	(c)	07/01/2042	2,834,608

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)
$3,250,000	4.000	%(c)	07/01/2042	$3,070,825
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000	5.000	(c)	07/01/2037	1,066,443
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
22,365,000	4.000	(c)	07/01/2042	21,132,000
Puerto Rico Commonwealth GO Bonds (NR/NR)
48,375,562	0.010	(b)(h)(j)	11/01/2043	32,411,627
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
27,678,380	0.010	(b)(h)(j)	11/01/2051	16,883,812
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
33,066,855	0.010	(b)(h)(j)	11/01/2051	22,898,797
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047	0.010	(b)(h)(j)	11/01/2051	769,608
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
811,379	5.625		07/01/2029	856,702
16,610,960	5.750		07/01/2031	18,135,218
61,106,206	0.000	(e)	07/01/2033	44,346,766
3,435,196	4.000		07/01/2033	3,428,902
7,201,113	4.000		07/01/2035	7,094,934
10,253,482	4.000		07/01/2037	9,900,002
19,508,950	4.000		07/01/2041	18,053,951
61,917,776	4.000		07/01/2046	53,135,860
Puerto Rico Electric Power Authority Power RB (NR/NR)
450,000	5.000	*	07/01/2021	299,250
455,000	5.000	*	07/01/2027	302,006
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
1,970,000	4.800	*	07/01/2029	1,307,587
6,625,000	5.000	*	07/01/2029	4,397,344
39,159,700	5.000	*	07/01/2042	25,992,251
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
715,000	7.250	*	07/01/2030	474,581
6,760,000	7.000	*	07/01/2033	4,486,950
19,535,000	6.750	*	07/01/2036	12,966,357
6,800,000	7.000	*	07/01/2040	4,513,500
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950	10.000	*	07/01/2022	1,116,502
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)
2,415,332	10.000	*	07/01/2019	1,606,196
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
1,160,000	5.250	*	07/01/2021	771,400
130,000	5.250	*	07/01/2023	86,450
550,000	5.250	*	07/01/2030	365,062
3,970,000	5.250	*	07/01/2031	2,635,088
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)
2,415,332	10.000	*	07/01/2019	1,606,196
Puerto Rico Electric Power Authority Power RB Series BBB (NR/NR)
90,000	5.400	*	07/01/2028	59,737

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)
$1,545,000	5.000	%*	07/01/2022	$1,027,425
90,000	4.250	*	07/01/2023	59,850
60,000	4.500	*	07/01/2023	39,900
50,000	4.600	*	07/01/2024	33,250
210,000	4.625	*	07/01/2025	139,650
900,000	5.000	*	07/01/2025	598,500
25,000	5.000	*	07/01/2026	16,594
10,000,000	5.250	*	07/01/2026	6,637,500
65,000	4.800	*	07/01/2027	43,144
2,425,000	5.250	*	07/01/2027	1,609,593
6,020,000	5.000	*	07/01/2028	3,995,775
Puerto Rico Electric Power Authority Power RB Series DDD (NR/NR)
575,000	5.000	*	07/01/2020	382,375
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
5,036,850	10.000	*	01/01/2021	3,349,505
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)
5,036,850	10.000	*	07/01/2021	3,349,505
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)
1,678,950	10.000	*	01/01/2022	1,116,502
Puerto Rico Electric Power Authority Power RB Series EEE (NR/NR)
1,175,000	5.950	*	07/01/2030	779,906
6,720,000	6.050	*	07/01/2032	4,460,400
115,000	6.250	*	07/01/2040	76,332
Puerto Rico Electric Power Authority Power RB Series SS (NR/NR)
130,000	4.625	*	07/01/2030	86,288
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
300,000	4.200	*	07/01/2019	199,500
700,000	5.000	*	07/01/2025	465,500
10,150,000	5.000	*	07/01/2032	6,737,062
2,900,000	5.000	*	07/01/2037	1,924,875
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
1,250,000	5.250		07/01/2032	1,255,578
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)
2,000,000	5.500	*	07/01/2020	1,330,000
480,000	5.375	*	07/01/2022	319,200
1,100,000	5.250	*	07/01/2025	731,500
6,030,000	5.250	*	07/01/2033	4,002,413
18,715,000	5.500	*	07/01/2038	12,422,081
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
20,000	4.875	*	07/01/2027	13,275
1,775,000	5.250	*	07/01/2035	1,178,156
52,455,000	5.250	*	07/01/2040	34,817,006
Puerto Rico Electric Power Authority Power RB Series YY (NR/NR)
2,460,000	6.125	*	07/01/2040	1,632,825

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
$65,000	3.700	%*	07/01/2017	$43,225
1,230,000	5.000	*	07/01/2017	817,950
145,000	4.250	*	07/01/2018	96,425
3,130,000	5.000	*	07/01/2019	2,081,450
260,000	4.250	*	07/01/2020	172,900
25,000	5.250	*	07/01/2020	16,625
80,000	4.375	*	07/01/2021	53,200
100,000	4.375	*	07/01/2022	66,500
65,000	5.000	*	07/01/2022	43,225
190,000	4.500	*	07/01/2023	126,350
1,275,000	5.250	*	07/01/2024	847,875
135,000	4.625	*	07/01/2025	89,775
350,000	5.250	*	07/01/2025	232,750
2,475,000	5.250	*	07/01/2026	1,642,781
Puerto Rico Electric Power Authority Power RB, Series 2013A (NR/NR)
1,300,000	7.000	*	07/01/2043	862,875
Puerto Rico Electric Power Authority Power RB, Series AAA (NR/NR)
450,000	5.250	*	07/01/2024	299,250
Puerto Rico Electric Power Authority Power Revenue Custodial Receipts Series Prb MM (NATL) (NR/NR)
22,555,000	0.000	(c)(h)	07/01/2030	14,519,781
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (NR/NR)
215,000	3.300	*	07/01/2019	142,975
80,000	3.500	*	07/01/2020	53,200
155,000	3.625	*	07/01/2021	103,075
60,000	3.750	*	07/01/2022	39,900
730,000	3.875	*	07/01/2023	485,450
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD SOFR + 0.52%)
38,047,000	3.148	(i)	07/01/2029	37,138,879
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/NR)
126,000	5.000	*	07/01/2024	83,790
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/NR)
1,489,000	5.250	*	07/01/2027	988,324
5,299,000	5.250	*	07/01/2028	3,517,211
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
14,475,000	5.000	*	07/01/2037	9,607,781
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
5,550,000	5.000	*	07/01/2028	3,683,812
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
4,185,000	6.250		01/01/2040	4,704,096

Puerto Rico Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority Dock and Wharf RB (Forward Delivery) Series 2023A-1, Series A-2 and A-3 And Series 2023B (NR/BBB-)

1,355,000	6.500		01/01/2042	1,500,528
6,400,000	6.750		01/01/2045	7,081,886

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
$565,000	6.500%		01/01/2041	$642,108
820,000	6.500		01/01/2042	926,472
2,275,000	6.750		01/01/2046	2,557,377
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000	0.000	(e)	07/01/2029	9,884
4,301,000	0.000	(e)	07/01/2031	3,574,979
4,843,000	0.000	(e)	07/01/2033	3,721,186
388,936,000	0.000	(e)	07/01/2046	136,277,457
240,225,000	0.000	(e)	07/01/2051	61,265,783
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
107,434,000	4.329		07/01/2040	105,877,066
562,000	4.536		07/01/2053	502,214
41,286,000	4.784		07/01/2058	38,119,285
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500		07/01/2034	3,938,928
35,985,000	4.750		07/01/2053	33,508,815
206,245,000	5.000		07/01/2058	196,066,211

				1,193,874,096

Rhode Island - 0.5%
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
5,220,000	5.250		05/15/2049	5,225,755
13,785,000	5.250		05/15/2054	13,512,599
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
10,000,000	4.125		05/15/2053	9,032,075
Rhode Island Health and Educational Building Corporation Student Housing RB PRG - RI Properties Llc Senior Series 2025A (AGM) (NR/AA)
6,750,000	5.000		07/01/2065	6,361,672
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000	4.600		10/01/2049	7,106,141
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)
124,220,000	0.000	(e)	06/01/2052	16,986,886
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000	5.000		06/01/2050	2,690,543

				60,915,671

South Carolina - 0.5%
City of Goose Creek South Carolina Carnes Crossroads Improvement District Assessment RB Series 2025 (NR/NR)
1,000,000	5.250	(c)	10/01/2045	1,006,391
2,000,000	5.500	(c)	10/01/2055	1,992,768

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
$2,207,000	6.875%		11/01/2035	$2,209,242
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB Series 2025 (NR/NR)
1,525,000	6.200	(c)	06/01/2055	1,554,724
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB, Series 2025 (NR/NR)
590,000	6.000	(c)	06/01/2045	610,817
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
900,000	5.125	(c)	06/15/2042	861,613
6,160,000	5.250	(c)	06/15/2052	5,475,870
5,615,000	5.250	(c)	06/15/2057	4,888,152
South Carolina Jobs-Economic Development Authority Economic Development RB Bishop Gadsden Episcopal Retirement Community Series 2025 (NR/NR)
500,000	5.250		04/01/2051	495,824
1,000,000	5.375		04/01/2056	997,598
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
6,925,000	4.500		11/01/2054	6,541,559
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group, Series 2024A (A1/A+)
1,820,000	5.500		11/01/2049	1,919,209
2,730,000	5.500		11/01/2050	2,866,032
South Carolina Jobs-Economic Development Authority Healthcare RB for Beaufort Memorial Hospital & South of Broad Healthcare Project Series 2024 (NR/BB)
6,150,000	5.750		11/15/2054	6,163,297
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
1,135,000	5.000		11/15/2047	1,136,509
South Carolina Jobs-Economic Deveopment Authority RB Wesley Commons Project Series 2025A (NR/NR)
1,750,000	5.625		10/01/2060	1,699,154
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (A3/A-)
5,000,000	5.250		12/01/2055	5,000,290
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (AGM) (A1/AA)
9,000,000	5.000		12/01/2052	9,132,060
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
2,000,000	3.000		04/15/2049	1,519,038
State of South Carolina Public Service Authority Revenue Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000	4.000		12/01/2052	4,367,887

				60,438,034

South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
1,050,000	4.000		08/01/2056	799,720

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Dakota – (continued)
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-) – (continued)
$1,450,000	4.000%		08/01/2061	$1,076,599

				1,876,319

Tennessee - 0.5%
City of Bartlett Tennessee Industrial Development Board Tax Increment RB Union Depot Project Series 2026 (NR/NR)
3,700,000	6.200	(c)(f)	07/01/2049	3,714,249
City of Chattanooga Health, Educational & Housing Board RB for Commonspirit Health Series 2019A-2 (A3/A-)
2,000,000	5.000		08/01/2049	2,001,180
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,230,000	4.000		07/01/2040	1,160,141
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
1,250,000	5.500		07/01/2054	1,303,159
4,000,000	5.000		07/01/2064	3,951,471
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)
1,150,000	4.000	(c)	06/01/2051	972,145
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)
2,705,000	0.000	(c)(e)	06/01/2043	1,177,997
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750		07/01/2027	95,231
4,100,000	5.625		01/01/2046	2,756,627
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
275,000	5.000		10/01/2029	279,391
1,210,000	5.000		10/01/2039	1,201,965
500,000	5.000		10/01/2048	463,697
Metropolitan Nashville Airport Authority Subordinate Airport RB, Series 2019B (AMT) (A2/NR)
5,000,000	5.000		07/01/2049	5,021,412
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000	5.125	(c)	06/01/2036	860,060
The Health, Educational and Housing Facility Board of The County of Shelby Tennessee Student Housing RB Madrone Memphis Student Housing I LLC - University of Memphis Project Series 2024A-1 (NR/BB+)
900,000	5.000	(c)	06/01/2044	895,500
2,025,000	5.250	(c)	06/01/2056	1,932,849

The Industrial Development Board of The Metropolitan Government of Nashville And Davidson County Tennessee Tax Increment Revenue Convertible Capital Appreciation Bonds Rivergate Mall Project Series 2026 (NR/NR)

8,205,000	0.000	(c)(h)	06/01/2046	6,708,566
The Metropolitan Government of Nashville and Davidson County Tennessee Water and Sewer Revenue Refunding and Improvement Bonds, Series 2025 (Aa2/AA)
9,300,000	5.000		07/01/2050	9,591,515

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – (continued)
The Metropolitan Government of Nashville and Davidson County Tennessee Water and Sewer Revenue Refunding and Improvement Bonds, Series 2025 (Aa2/AA) – (continued)
$20,000,000	5.250%		07/01/2055	$20,798,996

				64,886,151

Texas - 8.5%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)
300,000	4.625	(c)	09/01/2028	302,317
2,340,000	5.125	(c)	09/01/2038	2,350,035
2,725,000	5.250	(c)	09/01/2047	2,704,833
Arlington Higher Education Finance Corp. Education RB for Basis Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000	4.875	(c)	06/15/2054	862,101
900,000	4.875	(c)	06/15/2059	790,873
1,100,000	5.000	(c)	06/15/2064	969,628
Arlington Higher Education Finance Corp. Education RB for Great Hearts America - Texas Series 2024A (Ba1/NR)
1,100,000	5.000		08/15/2054	1,006,482
Arlington Higher Education Finance Corp. Education RB for Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000	4.000		02/15/2054	9,033,831
Arlington Higher Education Finance Corp. Education RB for Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000	6.750	(c)	02/15/2062	5,360,973
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625	*	08/15/2052	777,400
1,780,000	5.750	*	08/15/2057	925,600
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000		08/15/2036	280,418
560,000	4.000		08/15/2041	482,414
810,000	4.000		08/15/2046	641,282
Arlington Higher Education Finance Corporation Education RB Logos Preparatory Academy Series 2026 (NR/NR)
8,000,000	6.125	(c)	06/01/2056	7,592,800
16,295,000	6.250	(c)	06/01/2066	15,467,115
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000		01/01/2029	1,488,202
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RR Bonds, Series 2017A (NR/BB+)
450,000	5.000		01/01/2032	451,721
450,000	5.000		01/01/2033	451,422
Bastrop County Special Assessment for Double Eagle Ranch Public Improvement District Area One Project RB Series 2023 (NR/ NR)
1,000,000	5.375	(c)	09/01/2053	963,417
Bastrop County, Special Assessment RB, Series 2024 Double Eagle Ranch Public Improvement District Improvement Area #2 Project (NR/NR)
505,000	5.250		09/01/2044	517,169
675,000	5.500		09/01/2054	681,069
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series 2025 (BAM) (Baa1/AA)
3,665,000	4.250		05/01/2050	3,311,785

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
$3,575,000	5.250%		12/01/2035	$3,575,558
2,435,000	5.000		12/01/2040	2,374,427
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)
6,186,633	0.010	(a)(b)(c)(h)	06/01/2042	309,332
Caddo Mills Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000	4.250		02/15/2053	4,633,765
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000		09/15/2051	7,729,432
Celina Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
10,000,000	4.000		02/15/2053	8,799,544
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A2/A+)
3,670,000	3.000		01/01/2046	2,763,978
City of Alvarado Texas A Municipal Corporation of The State of Texas Located in Johnson County Special Assessment RB, Series 2025 (NR/NR)
720,000	5.750	(c)	09/01/2045	740,160
760,000	6.000	(c)	09/01/2054	772,133
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
2,190,000	6.500	(c)	09/01/2048	2,241,676
City of Anna Special Assessment RB for Anacapri Public Improvement District Improvement Area 1 Project, Series 2023 (NR/NR)
2,300,000	7.375	(c)	09/15/2052	2,500,761
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,931,000	6.000	(c)	09/01/2052	1,950,429
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
450,000	5.500	(c)	09/15/2044	456,986
City of Anna Special Assessment RB for The Woods at Lindsey Place Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,375,000	5.875	(c)	09/15/2053	1,408,796
City of Anna Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2024 (NR/NR)
1,100,000	5.750	(c)	09/15/2054	1,105,123
City of Anna Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2026 (NR/NR)
1,000,000	5.350	(c)	09/15/2046	980,799
1,600,000	5.875	(c)(f)	09/01/2056	1,591,725
1,850,000	5.700	(c)	09/15/2056	1,807,807
City of Anna, Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB, Series 2025 (NR/NR)
1,511,000	5.500		09/15/2055	1,494,767

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Aubrey Special Assessment for Aubrey Public Improvement District No. 1 RB Series 2023 (NR/NR)
$1,425,000	5.875	%(c)	09/01/2043	$1,452,931
1,475,000	6.000	(c)	09/01/2053	1,481,780
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
1,620,000	6.000	(c)	09/01/2045	1,699,050
City of Aubrey Texas A Municipal Corp. of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
2,000,000	5.625	(c)	12/31/2055	1,945,465
City of Aubrey Texas A Municipal Corp. of The State of Texas Located in Denton County Special Assessment RB Series 2025 (Duck Point Public Improvement District) (NR/NR)
1,000,000	5.375	(c)	12/31/2045	989,567
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
3,825,000	5.125	(c)	11/01/2033	3,830,591
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Improvement Area #3 Series 2024 (NR/NR)
650,000	5.250	(c)	11/01/2053	626,079
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
1,170,000	5.500	(c)	11/01/2051	1,176,145
City of Balch Springs Texas Special Assessment RB, Series 2025 (NR/NR)
1,175,000	5.875	(c)	09/15/2054	1,198,576
City of Bastrop Texas A Municipal Corp. of The State of Texas Located In Bastrop County Special Assessment RB Series 2025 (NR/NR)
1,003,000	5.625	(c)	09/01/2055	1,003,612
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000	4.750	(c)	09/01/2031	553,283
1,540,000	5.000	(c)	09/01/2041	1,484,330
1,907,000	5.250	(c)	09/01/2051	1,802,991
City of Blue Ridge, Texas Special Assessment RB, Series 2025 (NR/NR)
512,000	5.625	(c)	09/15/2045	525,228
681,000	5.875	(c)	09/15/2055	691,252
City of Boyd Texas, A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
566,000	5.625	(c)	09/15/2045	582,737
City of Boyd, Texas A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
902,000	5.875	(c)	09/15/2055	920,529
City of Buda Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2025 (NR/NR)
5,000,000	6.625	(c)	09/01/2045	5,019,461
2,750,000	6.000	(c)	09/01/2055	2,670,795
5,000,000	6.750	(c)	09/01/2055	4,866,502
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
430,000	3.750	(c)	09/01/2040	385,945
1,451,000	4.000	(c)	09/01/2050	1,150,333

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
$450,000	4.250	%(c)	09/01/2041	$416,899
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
1,021,000	5.000	(c)	09/01/2051	933,689
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
1,624,000	6.000	(c)	09/01/2053	1,609,169
City of Celina Special Assessment RB for Cross Creek Meadows Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,424,000	6.125	(c)	09/01/2053	1,429,517
City of Celina Special Assessment RB for Harper Estates Public Improvement District Project Series 2023 (NR/NR)
6,480,000	6.750	(c)	09/01/2052	6,409,593
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
812,000	3.375	(c)	09/01/2042	639,275
3,549,000	4.000	(c)	09/01/2052	2,746,743
City of Celina Special Assessment RB for Mosaic Public Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000	5.125	(c)	09/01/2043	1,240,317
1,676,000	5.500	(c)	09/01/2053	1,686,219
City of Celina Special Assessment RB for Parks at Wilson Creek Series 2021 (NR/NR)
27,000	2.750	(c)	09/01/2026	26,858
78,000	3.500	(c)	09/01/2026	77,651
446,000	4.000	(c)	09/01/2031	429,185
1,134,000	3.500	(c)	09/01/2041	975,023
959,000	4.250	(c)	09/01/2041	864,413
1,916,000	4.000	(c)	09/01/2051	1,564,139
1,410,000	4.500	(c)	09/01/2051	1,211,799
City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
1,604,000	6.500	(c)	09/01/2043	1,625,406
2,100,000	6.750	(c)	09/01/2053	2,087,301
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
701,000	6.250	(c)	09/01/2042	713,590
1,365,000	5.750	(c)	09/01/2052	1,378,962
1,175,000	6.500	(c)	09/01/2052	1,174,997
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,215,000	5.625	(c)	09/01/2052	1,217,928
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000	4.000	(c)	09/01/2043	789,532
933,000	4.125	(c)	09/01/2051	757,708
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
1,200,000	5.750	(c)	09/01/2054	1,209,412
City of Celina Texas A Municipal Corporation of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2025 (NR/NR)
550,000	5.875		09/01/2045	550,643

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Celina Texas A Municipal Corporation of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2026 (NR/NR)
$779,000	5.375%		09/01/2046	$776,308
1,190,000	5.625		09/01/2055	1,179,969
City of Celina Texas A Municipal Corporation of The State of Texas Located In Collin and Denton Counties Special Assessment RB, Series 2025 (NR/NR)
1,500,000	6.125		09/01/2055	1,462,226
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
400,000	5.500	(c)	09/01/2046	401,568
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625		09/01/2038	1,148,393
1,686,000	5.750		09/01/2047	1,695,029
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Improvement Area #2 Project Series 2024 (NR/BBB-)
1,600,000	5.125	(c)	09/01/2044	1,618,818
2,300,000	5.500	(c)	09/01/2054	2,330,650
City of Celina Texas Municipal Corp. Special Assessment RB for Mosaic Public Improvement District Phase #1B Project Series 2024 (NR/NR)
400,000	5.375	(c)	09/01/2053	399,222
City of Celina Texas Municipal Corp. Special Assessment RB for North Sky Public Improvement District Improvement Area #1B Project Series 2024 (NR/NR)
609,000	5.000		09/01/2044	587,078
436,000	5.250		09/01/2052	414,556
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)
2,330,000	4.250	(c)	09/01/2049	1,984,156
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)
1,758,000	4.125	(c)	09/01/2050	1,441,158
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
509,000	5.375	(c)	09/01/2045	508,193
400,000	5.500	(c)	09/01/2045	402,386
1,525,000	5.625	(c)	09/01/2055	1,486,635
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
150,000	4.750	(c)	09/01/2031	149,584
370,000	5.250	(c)	09/01/2041	370,038
500,000	5.500	(c)	09/01/2050	488,731
City of Corpus Christi Special Assessment RB for Whitecap Public Improvement District No. 1 Improvement Area #1 Project Series 2024 (NR/NR)
1,050,000	6.125		09/15/2044	1,055,585
1,825,000	6.500		09/15/2054	1,803,416
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
123,000	4.125	(c)	09/15/2026	123,119
261,000	4.750	(c)	09/15/2031	262,080
900,000	4.250	(c)	09/15/2041	845,363

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR) – (continued)
$500,000	5.000	%(c)	09/15/2041	$483,216
1,400,000	4.500	(c)	09/15/2051	1,228,777
650,000	5.250	(c)	09/15/2051	611,071
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
4,500,000	6.125	(c)	09/15/2052	4,619,084
City of Crandall Special Assessment RB for River Ridge Public Improvement District Single Family Residential Major Improvement Project Series 2022 (NR/NR)
1,580,000	6.750	(c)	09/15/2052	1,640,906
City of Crandall Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
625,000	5.250	(c)	09/15/2045	622,567
1,275,000	5.500	(c)	09/15/2055	1,248,662
City of Crandall Texas A Municipal Corporation of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
1,912,000	5.625	(c)	09/15/2055	1,866,416
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)
1,305,000	5.750	(c)	09/01/2052	1,301,620
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024B (NR/NR)
2,193,000	6.250	(c)	09/01/2054	2,130,003
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
1,413,000	5.250	(c)	09/01/2052	1,366,161
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
1,595,000	5.750	(c)	09/01/2054	1,590,090
City of Dayton Texas A Municipal Corporation of The State of Texas Located in Liberty County Special Assessment RB Series 2025 (NR/NR)
2,502,000	5.500	(c)	09/01/2055	2,429,514

City of Decatur, Texas, (A Municipal Corp. of The State of Texas Located in Wise County) Special Assessment RB Series 2025 (Paloma Trails Public Improvement District Improvement Area #1 Project) (NR/NR)

600,000	5.500	(c)	09/15/2045	608,281
1,300,000	5.750	(c)	09/15/2055	1,295,480

City of Decatur, Texas, (A Municipal Corp. of The State of Texas Located in Wise County) Special Assessment RB Series 2025 (Paloma Trails Public Improvement District Major Improvement Area Project) (NR/NR)

2,000,000	5.375	(c)	12/31/2045	2,046,102
765,000	6.375	(c)	09/15/2055	747,156

City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2023 (Vista Park Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)

1,963,000	6.875	(c)	09/15/2054	1,985,993

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Dorchester Texas Special Assessment RB Series 2024 (NR/NR)
$950,000	6.000	%(c)	09/15/2044	$933,018
1,200,000	7.000	(c)	09/15/2044	1,201,973
1,350,000	6.250	(c)	09/15/2054	1,277,708
1,313,000	7.250	(c)	09/15/2054	1,275,710
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,219,000	5.500	(c)	09/01/2053	1,215,802
City of Dripping Springs Texas A Municipal Corporation of The State of Texas Located in Hays County Special Assessment RB Series 2025 (NR/NR)
873,000	5.625		09/01/2055	852,240
City of Dripping Springs Texas Special Assessment RB Series 2024 (NR/NR)
770,000	5.250	(c)	09/01/2054	747,646
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
3,571,000	4.000	(c)	09/01/2051	2,778,335
City of Ennis Texas A Municipal Corporation of The State of Texas Located In Ellis County Special Assessment RB Series 2025 (NR/NR)
1,402,000	5.500	(c)	09/15/2055	1,357,409
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
692,000	3.875	(c)	08/15/2040	633,853
994,000	4.125	(c)	08/15/2050	815,162
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
900,000	5.375	(c)	08/15/2044	903,049
1,350,000	5.750	(c)	08/15/2054	1,344,047
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
925,000	3.750	(c)	08/15/2041	817,225
1,656,000	4.000	(c)	08/15/2051	1,321,143
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
2,275,000	6.000	(c)	08/15/2052	2,297,827
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000	4.250	(c)	08/15/2049	1,168,341
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)
910,000	4.350	(c)	08/15/2039	870,471
1,920,000	4.500	(c)	08/15/2048	1,704,823
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
1,000,000	4.375	(c)	08/15/2052	873,475
City of Fate, Texas Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000	5.375	(c)	08/15/2053	1,289,915
City of Forney Special Assessment RB for Bellagio Public Improvement District No. 1 RB Series 2023 (NR/NR)
6,995,000	6.500	(c)	09/15/2053	6,744,619

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Friendswood Special Assessment RB for Friendswood City Center Public Improvement District Initial Major Improvements Project Series 2024 (NR/NR)
$6,650,000	7.000%		09/15/2054	$6,623,442
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
961,000	4.125	(c)	09/15/2042	925,436
617,000	4.250	(c)	09/15/2047	554,847
City of Granbury Texas A Municipal Corporation of The State of Texas Located in Hood County Special Assessment RB, Series 2025 (NR/NR)
1,500,000	7.250		09/15/2045	1,549,397
3,627,000	7.500		09/15/2055	3,699,399
City of Gunter Texas A Municipal Corp. of The State of Texas Located in Grayson County Special Assessment RB Series 2025 (Bridges Phase 2A Public Improvement District Project) (NR/NR)
1,677,000	5.750	(c)	09/15/2055	1,671,169
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000		09/01/2047	4,267,552
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500		09/01/2037	1,360,627
3,395,000	5.000		09/01/2044	3,355,285
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
1,576,000	4.500		09/01/2038	1,509,543
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
1,852,000	4.000	(c)	09/01/2051	1,453,458
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000	4.375	(c)	09/01/2049	2,153,578
City of Houston Airport System Special Facilities RB for United Airlines Inc. Terminal Improvement Projects Series 2024B (AMT) (Ba2/NR)
13,850,000	5.500		07/15/2038	14,428,870
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB+)
4,430,000	5.000		07/15/2028	4,542,589
City of Houston Airport System Special Facilities RB for United Airlines, Inc. Terminal Improvement Projects Series 2024B (AMT) (Ba2/NR)
1,000,000	5.500		07/15/2039	1,035,921
City of Houston Texas Airport System Special Facilities RB United Airlines Inc. Terminal Improvement Projects Series 2024B (AMT) (Ba2/NR)
5,000,000	5.500		07/15/2036	5,269,506
City of Huntsville Special Assessment RB for The Reserves of Huntsville Public Improvement District Series 2024 (NR/NR)
670,000	5.375	(c)	09/15/2044	679,157
642,000	5.625	(c)	09/15/2054	630,605

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
$1,000,000	4.000	%(c)	09/01/2056	$763,780
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
2,491,000	4.000	(c)	09/01/2051	1,963,468
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
2,329,000	4.000	(c)	09/01/2056	1,812,479
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project , Series 2023 (NR/NR)
1,950,000	5.625	(c)	09/01/2058	1,960,164
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Cottonwood Creek Public Improvement District Improvement Area #2) (NR/NR)
824,000	5.375	(c)	09/01/2055	798,071
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Prairie Winds Public Improvement District Improvement Area #1) (NR/NR)
1,166,000	5.375	(c)	09/01/2060	1,117,317
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
1,978,000	4.000	(c)	09/01/2051	1,595,899
City of Justin Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2025 (NR/NR)
406,000	5.750	(c)	09/01/2045	410,155
1,003,000	6.000	(c)	09/01/2055	995,548
931,000	6.125	(c)	09/01/2055	954,431
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
575,000	3.625	(c)	09/15/2041	491,069
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
620,000	6.000	(c)	09/15/2052	628,581
City of Kaufman Special Assessment RB Kaufman Public Improvement District No. 3 Project Series 2024 (NR/NR)
1,325,000	5.250	(c)	09/15/2044	1,313,658
1,323,000	5.500	(c)	09/15/2054	1,272,915
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
2,050,000	5.250	(c)	09/01/2043	2,119,698
1,297,000	5.500	(c)	09/01/2047	1,325,602
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
700,000	3.750	(c)	09/01/2041	620,078
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,405,000	4.625	(c)	09/01/2039	1,401,875
900,000	4.750	(c)	09/01/2044	868,012
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
1,310,000	3.625	(c)	09/01/2040	1,109,771
1,400,000	4.000	(c)	09/01/2046	1,181,901

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)
$108,000	4.125	%(c)	09/01/2027	$108,105
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
1,225,000	4.875	(c)	09/01/2044	1,217,103
City of Kyle Special Assessment RB Porter Country Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
3,507,000	6.000	(c)	09/01/2053	3,470,351
City of Kyle Special Assessment RB Series 2022 (NR/NR)
2,680,000	5.000		09/01/2042	2,633,968
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.750	(c)	09/01/2053	1,004,835
City of Kyle Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (6 Creeks Public Improvement District Improvement Area #5 Project) (NR/NR)
541,000	5.375	(c)	09/01/2050	536,886
City of Kyle, Texas Special Assessment RB Limestone Creek Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,680,000	5.750	(c)	09/01/2053	1,701,301
City of Kyle, Texas Special Assessment RB Plum Creek North Public Improvement District Improvement Area #2 Project for Series 2024 (NR/NR)
523,000	5.000	(c)	09/01/2044	525,876
705,000	5.375	(c)	09/01/2054	705,845
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
2,000,000	6.000	(c)	09/01/2054	2,019,365
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750		09/01/2042	896,301
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
500,000	5.000	(c)	09/15/2044	490,354
400,000	5.375	(c)	09/15/2052	390,894
City of Lavon Special Assessment RB for Elevon Public Improvement District Improvement Area #2A-2B Project Series 2024 (NR/NR)
616,000	5.125	(c)	09/15/2044	625,512
700,000	5.500	(c)	09/15/2054	696,761
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
565,000	4.250	(c)	09/15/2039	541,980
2,415,000	4.500	(c)	09/15/2049	2,153,433
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
2,120,000	5.000	(c)	09/15/2049	2,004,418
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000	4.000	(c)	09/15/2042	1,852,089

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Lavon Special Assessment RB Series 2022 (NR/NR) – (continued)
$900,000	4.375	%(c)	09/15/2042	$852,882
4,978,000	4.125	(c)	09/15/2052	3,965,202
1,396,000	4.500	(c)	09/15/2052	1,209,584
City of Lavon Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
2,002,000	5.750		09/15/2055	1,972,739
1,900,000	6.375		09/15/2055	1,858,105
City of Lavon, Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
1,000,000	6.125		09/15/2045	1,005,159
City of Lavon, Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
700,000	5.375		09/15/2045	701,161
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
1,000,000	6.000	(c)	09/15/2054	1,022,105
City of Lewisville, Texas, Special Assessment RB, Series 2023 (Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000	8.000	(c)	09/01/2053	1,548,081
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
1,890,000	4.000	(c)	09/01/2054	1,379,024
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
118,000	3.500	(c)	09/01/2027	116,419
275,000	3.875	(c)	09/01/2032	262,524
550,000	4.125	(c)	09/01/2042	493,326
3,605,000	4.375	(c)	09/01/2052	2,961,469
City of Liberty Texas A Municipal Corporation of The State of Texas Located In Liberty County Special Assessment RB Series 2026 (NR/NR)
1,600,000	5.875		09/01/2056	1,571,818
City of Lockhart Texas A Municipal Corporation of The State of Texas Located In Caldwell County Special Assessment RB Series 2026 (NR/NR)
2,000,000	5.750		09/01/2046	1,968,571
2,100,000	6.125		09/01/2056	2,075,243
2,500,000	7.500	(c)	09/01/2056	2,472,827
City of Lowry Crossing Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
1,022,000	5.500	(c)	09/15/2055	1,000,888
City of Lowry Crossing, Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB, Series 2025 (NR/NR)
1,477,000	6.000	(c)	09/15/2055	1,502,264
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
700,000	3.500	(c)	09/15/2041	581,144
1,630,000	4.125	(c)	09/15/2041	1,456,428
900,000	4.000	(c)	09/15/2051	701,964
1,125,000	4.375	(c)	09/15/2051	913,263
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)
295,000	4.500	(c)	09/15/2040	280,742

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR) – (continued)
$525,000	4.625	%(c)	09/15/2049	$474,272
City of Manor Special Assessment RB for Manor Heights Public Improvement District Improvement Area #3 Project Series 2023 (NR/NR)
597,000	5.500	(c)	09/15/2053	591,229
City of Manor Texas a Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
600,000	5.625	(c)	09/15/2054	601,034
City of Manor Texas A Municipal Corporation of The State of Texas Located in Travis County Special Assessment RB Series 2025 (NR/NR)
1,000,000	5.750	(c)	09/15/2045	1,029,949
974,000	6.000	(c)	09/15/2052	991,555
1,230,000	6.000	(c)	09/15/2055	1,251,747
City of Manor, Texas A Municipal Corporation of The State of Texas Located in Travis County Special Assessment RB, Series 2025 (NR/NR)
1,745,000	7.000	(c)	09/15/2055	1,817,785
City of Mansfield Texas A Municipal Corporation of The State of Texas Located In Tarrant Johnson and Ellis Counties Special Assessment RB Series 2025 (NR/NR)
1,203,000	6.250	(c)	09/15/2055	1,228,381
City of Marble Falls Texas Special Assessment RB Series 2024 (NR/NR)
904,000	6.375	(c)	09/01/2044	890,159
502,000	7.375	(c)	09/01/2044	504,969
1,100,000	6.625	(c)	09/01/2054	1,050,398
1,024,000	7.625	(c)	09/01/2054	1,007,927
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
5,000	4.125	(c)	09/01/2026	5,004
150,000	4.625	(c)	09/01/2031	146,119
900,000	4.125	(c)	09/01/2041	810,031
450,000	4.875	(c)	09/01/2041	423,819
1,370,000	4.375	(c)	09/01/2051	1,174,191
520,000	5.125	(c)	09/01/2051	462,453
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)
780,000	4.250	(c)	09/15/2039	745,962
2,950,000	4.375	(c)	09/15/2049	2,574,219
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)
585,000	3.625	(c)	09/15/2041	499,610
820,000	4.000	(c)	09/15/2051	644,213
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
2,430,000	5.750	(c)	09/15/2052	2,429,861
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
1,155,000	5.750	(c)	09/15/2039	1,195,440
2,055,000	6.000	(c)	09/15/2049	2,080,887

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)
$2,405,000	5.875	%(c)	09/15/2039	$2,499,479
5,200,000	5.125	(c)	09/15/2048	4,963,386
3,830,000	6.125	(c)	09/15/2048	3,876,753
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,475,000	5.500	(c)	09/01/2043	1,524,686
4,570,000	5.750	(c)	09/01/2053	4,639,042
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
452,000	5.375	(c)	09/01/2043	463,191
1,110,000	5.625	(c)	09/01/2053	1,118,412
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Project, Series 2023 (NR/NR)
916,000	5.625	(c)	09/01/2053	922,942
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-3 Projects Series 2024 (NR/NR)
506,000	5.000	(c)	09/01/2044	503,069
1,625,000	5.250	(c)	09/01/2053	1,572,587
City of Mesquite, Texas, A Municipal Corporation of The State of Texas Located In Dallas and Kaufman Counties Special Assessment RB Series 2025 (NR/NR)
1,643,000	5.750		09/01/2055	1,607,802
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
420,000	4.500	(c)	09/15/2041	396,225
1,960,000	4.125	(c)	09/15/2051	1,584,271
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
2,310,000	5.375	(c)	09/15/2052	2,220,256
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
1,300,000	6.125	(c)	09/15/2052	1,310,634
City of Mustang Ridge, Texas Special Assessment RB, Series 2025 (NR/NR)
1,100,000	6.125	(c)	09/01/2055	1,122,302
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023 (DuranGO Public Improvement District Improvement Area #1 Project) (NR/NR)
769,000	6.375	(c)	09/01/2053	791,113
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)
320,000	4.250	(c)	09/01/2031	310,227
782,000	4.500	(c)	09/01/2041	727,805
City of New Braunfels Utility System RB Refunding Series 2024 (Aa1/NR)
17,500,000	4.000		07/01/2055	15,052,289
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
361,000	5.250	(c)	09/01/2040	361,143
355,000	5.625	(c)	09/01/2040	356,168

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR) – (continued)
$540,000	4.125	%(c)	09/01/2049	$453,449
932,000	5.375	(c)	09/01/2050	910,137
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.625	(c)	09/15/2054	978,143
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
1,175,000	3.750	(c)	09/01/2040	1,038,814
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
1,305,000	4.125	(c)	09/01/2048	1,117,790
1,440,000	4.500	(c)	09/01/2048	1,307,834
City of Peñitas, Texas Hidalgo County Certificates of Obligation, Series 2025 (NR/NR)
375,000	5.000		09/01/2035	382,364
900,000	5.750		09/01/2045	914,344
1,640,000	6.000		09/01/2055	1,645,122
City of Pflugerville, Texas Special Assessment RB Series 2025 (NR/NR)
600,000	5.125	(c)	09/01/2045	597,573
725,000	5.375	(c)	09/01/2055	705,243
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
3,725,000	4.000		08/01/2049	3,326,375
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
600,000	5.500	(c)	09/15/2042	609,421
1,350,000	5.625	(c)	09/15/2052	1,330,812
1,928,000	6.125	(c)	09/15/2052	1,950,966
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
550,000	5.500	(c)	09/15/2042	558,636
1,200,000	5.625	(c)	09/15/2052	1,182,944
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Improvement Area #1B Project Series 2023 (NR/NR)
926,000	5.625	(c)	09/15/2048	925,447
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
3,701,000	6.000	(c)	09/15/2052	3,746,261
1,480,000	6.500	(c)	09/15/2052	1,517,501

City of Pilot Point Texas A Municipal Corporation of The State of Texas Located In Denton Grayson and Cooke Counties Special Assessment RB Series 2026 Maverick Farms Public Improvement District Improvement Area #1 Project (NR/NR)

1,975,000	6.000		09/15/2046	1,961,738
3,000,000	6.250		09/15/2056	2,935,472
City of Pilot Point, Texas A Municipal Corporation of The State of Texas Located in Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2025 (NR/NR)
1,002,000	6.125	(c)	09/15/2045	1,040,029

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Pilot Point, Texas A Municipal Corporation of The State of Texas Located in Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2025 (NR/NR) – (continued)
$1,861,000	6.375	%(c)	09/15/2055	$1,900,715
2,239,000	7.125	(c)	09/15/2055	2,286,779
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Improvement Area #1 Project) (NR/NR)
1,285,000	7.500	(c)	09/15/2053	1,337,710
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Major Improvement Area Project) (NR/NR)
1,610,000	8.250	(c)	09/15/2043	1,699,878
2,575,000	8.500	(c)	09/15/2053	2,676,927
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000	4.375	(c)	09/01/2052	892,324
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)
2,435,000	4.875	(c)	09/01/2048	2,303,829
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
126,000	3.875	(c)	09/01/2040	115,465
175,000	4.125	(c)	09/01/2050	146,776
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875		09/01/2039	403,715
830,000	5.000		09/01/2049	814,125
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
398,000	4.000	(c)	09/01/2051	318,777
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project, Series 2023 (NR/NR)
1,041,000	5.250	(c)	09/01/2043	1,053,611
1,409,000	5.500	(c)	09/01/2053	1,372,303
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
700,000	5.125	(c)	09/01/2042	711,791
1,300,000	5.250	(c)	09/01/2052	1,301,425
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,225,000	7.000	(c)	09/01/2043	1,269,159
2,750,000	7.000	(c)	09/01/2053	2,783,266
City of Princeton Special Assessment RB for Sicily Public Improvement District Major Improvement Area Project, Series 2023 (NR/NR)
1,850,000	7.875	(c)	09/01/2053	1,888,915
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 2 Project Series 2024 (NR/NR)
782,000	5.250	(c)	09/01/2044	787,149
1,132,000	5.500	(c)	09/01/2054	1,099,990
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
2,505,000	4.500	(c)	09/01/2039	2,429,487
2,185,000	5.500	(c)	09/01/2039	2,220,392

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR) – (continued)
$2,140,000	5.750	%(c)	09/01/2049	$2,147,034
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
2,041,000	5.375	(c)	09/01/2053	2,011,155
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
2,050,000	5.250	(c)	09/01/2052	2,052,398
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
750,000	3.750	(c)	09/01/2040	677,539
1,250,000	4.000	(c)	09/01/2050	1,012,477
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
1,449,000	4.000	(c)	09/01/2051	1,137,182
City of Princeton Special Assessment RB for Windmore Public Improvement District Improvement Area No. 1 Project Series 2024 (NR/NR)
361,000	5.125	(c)	09/01/2044	361,310
521,000	5.500	(c)	09/01/2054	515,670
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000	5.000	(c)	09/01/2044	712,261
872,000	5.125	(c)	09/01/2044	865,461
1,100,000	5.375	(c)	09/01/2054	1,078,473
City of Princeton Special Assessment RB, Series 2023 (Southridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)
1,284,000	6.375	(c)	09/01/2053	1,324,532

City of Princeton Texas A Municipal Corp. of The State of Texas Located in Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

1,000,000	5.625	(c)	09/01/2055	991,570
City of Princeton Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB, Series 2025 (NR/NR)
1,465,000	5.750	(c)	09/01/2045	1,510,608
1,656,000	6.000	(c)	09/01/2055	1,682,797
City of Princeton Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB Series 2025 (NR/NR)
3,499,000	5.625	(c)	09/01/2055	3,459,644
City of Princeton, Texas Special Assessment RB, Series 2025 Eastridge Public Improvement District Improvement Area No. 4 Project (NR/NR)
1,000,000	5.625	(c)	09/01/2055	997,243
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
809,000	3.375	(c)	09/15/2041	656,391
565,000	4.000	(c)	09/15/2051	447,113
City of Rockdale, Texas, Special Assessment RB, Series 2023 (Cornerstone Public Improvement District Improvement Area #1) (NR/NR)
4,600,000	7.500	(c)	09/15/2054	4,722,963

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
$1,195,000	3.875	%(c)	09/15/2040	$1,095,624
1,750,000	4.125	(c)	09/15/2050	1,419,916
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
90,000	4.375	(c)	09/15/2030	89,116
500,000	4.125	(c)	09/15/2040	462,509
1,520,000	4.375	(c)	09/15/2050	1,298,336
600,000	5.125	(c)	09/15/2050	563,594
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
1,760,000	4.750	(c)	09/15/2049	1,623,549
City of Royse City Texas A Municipal Corp. of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
920,000	5.500	(c)	09/15/2054	885,172
350,000	5.625	(c)	09/15/2054	342,828
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
900,000	5.875	(c)	09/15/2054	904,414
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2025 (NR/NR)
800,000	6.000	(c)	09/15/2055	810,296
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
1,070,000	3.750	(c)	09/15/2040	967,076
1,490,000	4.000	(c)	09/15/2050	1,199,525
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
613,000	6.875	(c)	09/15/2042	675,025
1,350,000	7.000	(c)	09/15/2052	1,462,570
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375		09/01/2040	675,833
1,500,000	5.625		09/01/2050	1,501,878
City of San Marcos, Texas, Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)
1,386,000	6.000	(c)	09/01/2048	1,367,816
City of Seagoville Special Assessment RB for Santorini Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
1,867,000	6.000	(c)	09/15/2044	1,878,834
2,300,000	6.250	(c)	09/15/2054	2,248,429
City of Seagoville Special Assessment RB for Santorini Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
3,675,000	7.000	(c)	09/15/2054	3,638,028
City of Seguin Texas A Political Subdivision of The State of Texas Located In Guadalupe County Combination Tax and Limited Pledge Revenue Certificates of Obligation Series 2024 (NR/ AA)
1,715,000	4.250		09/01/2054	1,578,504
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
490,000	5.000		09/01/2028	497,771
1,930,000	5.600		09/01/2038	1,947,981

The accompanying notes are an integral part of these financial statements.	179

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR) – (continued)
$2,470,000	5.700%		09/01/2047	$2,467,476
City of Sinton Special Assessment RB Series 2022 (NR/NR)
1,800,000	5.125	(c)	09/01/2042	1,795,775
1,150,000	5.250	(c)	09/01/2051	1,115,920
City of Terrell Texas A Municipal Corp. of The State of Texas Located In Kaufman County Special Assessment RB Series 2025 (NR/NR)
2,750,000	6.250	(c)	09/15/2055	2,804,038
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Three, Series 2023 (NR/NR)
1,237,000	6.000	(c)	09/15/2053	1,270,653
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Two, Series 2023 (NR/NR)
1,000,000	5.750	(c)	09/15/2052	1,016,330
City of Tomball Texas A Municipal Corp. of The State of Texas Located In Harris County Special Assessment RB Series 2025 (NR/NR)
1,499,000	6.000	(c)	09/15/2045	1,534,968
1,491,000	6.125	(c)	09/15/2055	1,507,590
City of Tomball, Texas A Municipal Corporation of The State of Texas Located in Harris County Special Assessment RB, Series 2025 (NR/NR)
500,000	5.750	(c)	09/15/2045	519,870
780,000	6.000	(c)	09/15/2053	801,699
City of TomballTexas A Municipal Corp. of The State of Texas Located in Harris County Special Assessment RB Series 2025 (Raburn Reserve Public Improvement District Improvement Area #3) (NR/NR)
909,000	5.250	(c)	09/15/2044	915,486
City of Uhland Special Assessment RB for Anderson Park Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
605,000	5.125	(c)	09/01/2044	601,173
850,000	5.500	(c)	09/01/2055	821,849
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
2,000,000	6.625	(c)	09/01/2052	2,059,333
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,171,000	5.500	(c)	08/15/2052	1,156,816
City of Wharton, Texas Special Assessment RB, Series 2025 (NR/NR)
1,150,000	6.000	(c)	09/15/2055	1,166,885
Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,000,000	4.250		08/15/2053	4,454,823
Clifton Higher Education Finance Corporation Education RB Valor Education Series 2024A (NR/NR)
300,000	5.000	(c)	06/15/2034	295,546
525,000	5.750	(c)	06/15/2044	504,682
700,000	6.000	(c)	06/15/2054	643,196
Club Municipal Management District No. 1 Special Assessment RB for Improvement Area #3 Project Series 2024 (NR/NR)
951,000	5.100	(c)	09/01/2044	955,693

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Club Municipal Management District No. 1 Special Assessment RB for Improvement Area #3 Project Series 2024 (NR/NR) – (continued)
$1,375,000	5.375	%(c)	09/01/2055	$1,359,118
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
625,000	4.000		10/01/2050	533,904
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
800,000	3.750	(c)	09/15/2040	728,560
1,355,000	4.000	(c)	09/15/2050	1,089,280
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
985,000	4.500	(c)	09/01/2041	926,730
Crandall Economic Development Corporation Kaufman County Sales Tax RB, Series 2025 (BAM) (NR/AA)
1,330,000	5.000		08/15/2050	1,333,011
Dallas Independent School District A Political Subdivision of the State of Texas Located In Dallas County, Texas Unlimited Tax School Building and Refunding Bonds, Series 2025B (PSF-GTD) (Aaa/NR)
32,000,000	4.000		02/15/2055	27,853,312
Denton County Junior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024B (NR/NR)
1,170,000	5.750	(c)	12/31/2044	1,179,170
1,825,000	6.125	(c)	12/31/2054	1,812,408
Denton County Senior Lien Special Assessment RB for Tabor Ranch Public Improvement District Area #1 Project Series 2024A (NR/NR)
1,825,000	5.250	(c)	12/31/2044	1,836,474
2,907,000	5.625	(c)	12/31/2054	2,885,934
Denton County Special Assessment RB for Tabor Ranch Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
1,950,000	6.000	(c)	12/31/2044	1,977,977
3,050,000	6.250	(c)	12/31/2054	2,979,756
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
3,200,000	5.625	(c)	12/31/2055	3,242,064
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
2,750,000	5.875	(c)	12/31/2045	2,811,900
5,700,000	6.125	(c)	12/31/2055	5,815,369
East Waller County Management District A Political Subdivision of The State of Texas Located In Waller County Texas Special Assessment RB Series 2025 (NR/NR)
3,300,000	6.250	(c)	09/15/2055	3,350,563
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
345,000	4.000	(c)	08/15/2029	337,782
1,150,000	4.500	(c)	08/15/2035	1,095,075
875,000	5.000	(c)	08/15/2044	817,718
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750		05/01/2038	1,545,233

180	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
$7,055,000	4.750%		11/01/2042	$7,054,975
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
590,000	5.000	(c)	09/01/2027	587,312
895,000	5.000	(c)	09/01/2032	868,609
1,315,000	5.125	(c)	09/01/2037	1,265,836
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
7,500,000	5.800		10/01/2046	7,830,617
Greater Texoma Authority Contract RB for City of Sherman Project Series 2023 (AGM) (NR/AA)
2,000,000	4.250		10/01/2053	1,828,687
Harris County Cultural Education Facilities Finance Corporation Hospital RB Texas Children’s Hospital Series 2021C (Aa2/AA-/A-1)
25,000,000	2.700	(a)(b)	10/01/2041	25,000,000
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,789,000	5.500	(c)	09/15/2042	1,851,045
3,204,000	5.750	(c)	09/15/2052	3,238,245
Hays County Texas A Political Subdivision of The State of Texas Special Assessment RB Series 2025 (NR/NR)
1,801,000	5.375	(c)	09/15/2052	1,764,900
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
1,340,000	4.500	(c)	09/01/2039	1,290,620
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
510,000	3.875		09/01/2037	470,198
930,000	4.000		09/01/2047	765,066
Hidalgo County Regional Mobility Authority Junior Lien toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3/BBB-)
6,105,000	0.000	(e)	12/01/2049	1,566,058
6,365,000	0.000	(e)	12/01/2050	1,521,353
6,760,000	0.000	(e)	12/01/2051	1,512,030
6,925,000	0.000	(e)	12/01/2052	1,446,653
7,155,000	0.000	(e)	12/01/2053	1,400,752
7,300,000	0.000	(e)	12/01/2054	1,341,874
Highland Park Independent School District UT School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000	4.000		02/15/2048	6,795,362
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
2,125,000	5.000		07/01/2027	2,158,869
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
3,850,000	5.000		07/15/2027	3,913,100
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
8,580,000	5.000		07/15/2027	8,720,622
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba2/BB+)
7,550,000	5.000		07/01/2029	7,557,317

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
$1,585,000	4.000%		10/01/2051	$1,239,175
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000		12/01/2045	1,805,774
Joshua Farms Municipal Management District No. 1 Special Assessment RB for Improvement Areas #1-2 Project Series 2023 (NR/NR)
3,084,000	5.500	(c)	09/01/2053	3,033,112
Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000	4.000		02/01/2053	4,633,763
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
480,000	5.000	(c)	09/01/2028	484,896
1,170,000	5.375	(c)	09/01/2038	1,177,368
1,930,000	5.125	(c)	09/01/2047	1,924,224
1,500,000	5.500	(c)	09/01/2047	1,494,711
Karis Municipal Management District of Tarrant County Assessment RB for Improvement Area #1 Series 2024 (NR/NR)
686,000	5.000		12/01/2044	662,842
758,000	5.250		12/01/2053	697,180
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
165,000	2.375		09/01/2031	144,965
165,000	2.375		09/01/2032	141,441
175,000	2.375		09/01/2033	146,284
175,000	2.500		09/01/2034	144,401
365,000	2.500		09/01/2036	286,703
385,000	2.625		09/01/2038	291,942
370,000	3.000		09/01/2041	278,149
520,000	3.000		09/01/2046	355,194
1,265,000	3.000		09/01/2051	792,257
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
2,040,000	4.500		09/01/2054	1,855,959
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500		09/01/2041	342,746
590,000	3.000		09/01/2044	431,087
650,000	3.000		09/01/2047	449,010
Lamar Consolidated Independent School District (Fort Bend County, Texas) Unlimited Tax Schoolhouse Bonds, Series 2023 (AGM) (Aa3/AA)
2,500,000	5.500		02/15/2058	2,627,002
Longview Independent School District, A Political Subdivision of The State of Texas Located In Gregg County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000	4.000		02/15/2049	905,306
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
3,065,000	4.250		05/01/2030	3,137,805
Medina County Texas Special Assessment RB Series 2026 (NR/NR)
1,151,000	5.750		09/01/2056	1,123,289
				181

The accompanying notes are an integral part of these financial statements.	181

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
$22,350,000	4.625	%(c)	10/01/2031	$22,376,129
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500		02/15/2040	699,672
1,325,000	5.250		02/15/2045	1,223,117
780,000	4.000		02/15/2051	559,401
Montgomery County Texas A Political Subdivision of the State of Texas Special Assessment RB Series 2025 (NR/NR)
1,025,000	5.250		09/15/2045	1,026,097
1,625,000	5.500		09/15/2054	1,599,176
Montgomery County, Texas Special Assessment Revenue Bonds, Series 2025 (Meadow Park Public Improvement District Improvement Area #1 Project) (Tx) (NR/A)
1,000,000	5.000		09/15/2043	1,000,377
2,200,000	5.000		09/15/2048	2,200,012
Montgomery CountyTexas Special Assessment RB Series 2025 (NR/NR)
710,000	5.375		09/15/2054	693,075
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000	4.000	(c)	08/15/2046	2,327,526
11,105,000	4.000	(c)	08/15/2056	8,175,494
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/BB+)
2,325,000	5.750		07/15/2052	2,319,802
3,055,000	6.000		07/15/2057	3,076,296
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
85,650,000	5.500		01/01/2057	77,544,949
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR/NR)
8,595,000	7.000		01/01/2057	6,618,150
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
1,130,000	5.000	(c)	08/15/2039	1,129,008
New Hope Cultural Education Facilities Finance Corp. Student Housing RB Series 2020A (B3/NR)
3,770,000	5.000		07/01/2040	2,989,473
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living RB Series 2021A-1 (NR/NR)
2,765,000	5.250		01/01/2042	2,715,324
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Bella Vida Forefront Living Project Series 2025B-3 (NR/NR)
1,100,000	4.250		10/01/2030	1,088,698
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Legacy Midtown Park Project Series 2025 (NR/NR)
900,000	5.250		07/01/2032	904,697
900,000	6.750		07/01/2044	930,565
450,000	7.125		07/01/2056	460,745
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
2,395,000	4.000	(c)	09/15/2041	2,184,843

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
North Texas tollway Authority RB for Second Tier Series 2021 B (A1/A+)
$11,955,000	3.000%		01/01/2046	$9,278,615
Northside Independent School District UT School Building and Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000	4.000		08/15/2048	2,119,974
5,310,000	4.125		08/15/2053	4,859,331
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
2,070,000	4.000		08/15/2045	1,967,964
Pilot Point, Texas Special Assessmentt RB, Bryson Ranch Public Improvement District 2025 (NR/NR)
650,000	6.125	(c)	09/15/2045	674,669
1,374,000	6.375	(c)	09/15/2055	1,403,322
Pilot Pt Texas Special Assessment RB Maverick Farms Public Improvement District 2026 (NR/NR)
1,500,000	7.000		09/15/2056	1,470,114
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
1,650,000	2.750	(c)	01/01/2036	1,283,010
3,675,000	2.875	(c)	01/01/2041	2,613,037
11,125,000	3.000	(c)	01/01/2050	6,703,333
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
16,200,000	4.100	(c)	01/01/2028	14,727,631
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
2,650,000	5.250	(c)	01/01/2054	2,352,223
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
10,475,000	10.000	(c)	07/01/2026	10,483,909
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
316,000	5.750		09/15/2036	316,118
1,028,000	6.000		09/15/2046	1,018,720
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
1,166,000	6.000	(c)	09/15/2052	1,181,512
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
825,000	4.125	(c)	09/15/2039	778,008
3,275,000	4.375	(c)	09/15/2049	2,857,819
South Manvel Development Authority (A Public Not-For-Profit Local Government Corporation Acting On The Behalf of The City of Manvel, Texas) Tax Increment Contract RB, Series 2023 (NR/NR)
1,375,000	5.000		04/01/2043	1,378,503
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
5,275,000	4.000		08/15/2052	4,611,511
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
9,850,000	5.000		05/15/2045	9,418,776

182	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
$2,445,000	4.250%		08/15/2053	$2,234,200
Terrell Texas Special Assessment RB Arboretum Estates Public Improvement 2025 (NR/NR)
5,925,000	7.000	(c)	09/15/2055	5,996,320
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000	5.000		12/15/2031	8,836,562
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
16,600,000	5.500		12/31/2058	16,878,249
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
40,755,000	5.000		06/30/2058	39,461,424
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,475,000	4.000	(c)	09/01/2043	1,307,755
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
429,000	3.750	(c)	09/01/2042	369,154
410,000	4.000	(c)	09/01/2051	328,388
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
2,000,000	6.875	(c)	09/01/2052	2,066,298
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)
1,343,000	5.875	(c)	09/01/2047	1,371,276
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
500,000	5.250	(c)	09/01/2054	480,602
Town of Providence Village Texas Special Assessment RB Series 2025 (NR/NR)
700,000	5.350	(c)	09/01/2045	698,470
1,250,000	5.500	(c)	09/01/2055	1,213,786
Travis County Development Authority Contract Assessment RB for Longview 71 Public Improvement District Improvement Area # 1 Project Series 2024 (NR/NR)
743,000	5.125	(c)	09/01/2054	717,451
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
1,145,000	5.500	(c)	09/01/2052	1,145,627
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000		09/01/2036	1,398,088
860,000	3.000		09/01/2037	720,592
625,000	3.000		09/01/2039	496,328
600,000	3.000		09/01/2040	463,916
Village of Salado Texas A Municipal Corp. of The State of Texas Located In Bell County Special Assessment RB Series 2024 (NR/NR)
720,000	6.250	(c)	09/01/2044	728,476
610,000	6.500	(c)	09/01/2054	603,581

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
$390,000	3.125%		12/01/2035	$335,740
457,000	3.375		12/01/2040	381,609
786,000	3.500		12/01/2047	569,536
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
180,000	4.000		12/01/2027	180,008
1,620,000	4.750		12/01/2035	1,620,390
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa2/AA)
2,700,000	4.750		08/15/2049	2,637,820
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds, Series 2023A (BAM) (Baa2/AA)
1,175,000	4.500		08/15/2041	1,182,619
1,345,000	4.625		08/15/2044	1,346,982

				1,125,909,708

Utah - 1.0%
Arrowhead Springs Public Infrastructure District Special Assessment Bonds Series 2025 (NR/NR)
2,925,000	5.625	(c)	12/01/2054	2,928,203
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
2,010,000	3.750	(c)	03/01/2041	1,789,757
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)
5,000,000	7.375	(c)	09/15/2051	4,503,471
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
7,000,000	5.625	(c)	12/01/2053	7,004,099
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)
2,194,000	5.500	(c)	06/01/2041	2,169,178
Desert Edge Public Infrastructure District No. 1 In The City of Grantsville Tooele County, Utah Limited Tax GO Convertible Capital Appreciation Bonds, Series 2025A (NR/NR)
2,210,000	0.000	(c)(h)	03/01/2055	1,759,349
Downtown Daybreak Public Infrastructure District No. 1 Utah Tax Increment RB Series 2026 (NR/NR)
1,700,000	5.000	(c)	03/01/2041	1,703,573
1,750,000	5.625	(c)	03/01/2046	1,762,665
1,500,000	5.875	(c)	03/01/2051	1,513,546
Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
1,870,000	6.625	(c)	03/01/2054	1,908,676
Firefly Public Infrastructure Disrict No. 1 Special Assessment Bonds Series 2024A-2 (NR/NR)
5,761,496	5.625	(c)	12/01/2043	5,861,303
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
10,250,000	5.500	(c)	02/01/2050	8,223,800
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)
1,954,000	7.875	(c)	08/15/2050	1,570,482

The accompanying notes are an integral part of these financial statements.	183

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Mida Cormont Public Infrastructure District Limited Tax GO Convertible Capital Appreciation Bonds Series 2025A-2 (NR/NR)
$5,675,000	0.000	%(c)(h)	06/01/2055	$4,862,999
Mida Cormont Public Infrastructure District Subordinate Limited Tax General Obligation Bonds, Series 2025B (NR/NR)
3,246,000	8.500	(c)	06/15/2055	3,307,620
Mida Mountain Veterans Program Public Infrastructure District Tax Allocation RB Series 2024 (NR/NR)
1,000,000	5.000	(c)	06/01/2044	1,004,183
4,690,000	5.200	(c)	06/01/2054	4,608,778
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-1 (NR/NR)
9,000,000	5.125	(c)	06/15/2054	8,758,136
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
5,250,000	6.000	(c)	06/15/2054	5,353,543
Military Installation Development Authority RB Series 2021 A-1
(NR/NR)
1,500,000	4.000		06/01/2036	1,446,143
4,600,000	4.000		06/01/2041	4,324,319
18,925,000	4.000		06/01/2052	15,618,754
Northpoint Infrastructure Financing District in Salt Lake City, Salt Lake County, Utah Special Assessment Bonds Series 2026 (NR/NR)
4,200,000	6.625	(c)(f)	12/01/2055	4,132,590
Olympia Public Infrastructure District No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
985,000	6.375	(c)	03/01/2055	1,006,460
Olympia Public Infrastructure District No. 1 Special RB Series 2024A-2 (NR/NR)
2,056,000	5.125	(c)	12/01/2029	2,076,417
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,164,000	3.625	(c)	02/01/2035	1,011,597
500,000	4.125	(c)	02/01/2041	430,045
500,000	4.375	(c)	02/01/2051	390,093
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)
600,000	7.375	(c)	08/15/2051	505,183
Redevelopment Agency of South Salt Lake Utah Tax Increment RB Series 2025 (NR/NR)
2,125,000	6.250	(c)	04/15/2046	2,153,327
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,621,000	4.250	(c)	03/01/2051	1,314,319
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A1/A+)
290,000	5.000		07/01/2047	290,046
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2021A (A1/A+)
890,000	5.000		07/01/2051	891,004
Salt Lake City International Airport RB Series 2021A (A1/A+)
4,950,000	5.000		07/01/2046	5,032,068
Salt Lake City International Airport RB Series 2023A (A1/A+)
2,800,000	5.250		07/01/2048	2,892,959
Soleil Hills Public Infrastructure District No. 1 Limited Tax GO and Special RB Series 2025A (NR/NR)
3,000,000	5.875	(c)	03/01/2055	2,961,730

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Soleil Hills Public Infrastructure District No. 1 Subordinate Limited Tax GO and Special RB Series 2025B (NR/NR)
$1,935,000	8.000	%(c)	03/15/2055	$1,935,731
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
1,800,000	4.000	(c)	10/15/2051	1,295,274
4,240,000	4.000	(c)	10/15/2056	2,932,943
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
6,365,000	5.750	(c)	06/15/2052	6,055,625
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
3,630,000	4.250	(c)	07/15/2050	2,793,346
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
1,220,000	4.250	(c)	06/15/2051	917,433
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR)
6,600,000	4.000	(c)	10/15/2061	4,434,870

				137,435,637

Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000		05/01/2047	951,938
Vermont Economic Development Authority Solid Waste Disposal RB Casella Waste Systems, Inc. Project Series 2022A-2 (B1/B+)
2,050,000	4.375	(a)(b)(c)	06/01/2052	2,090,690
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000	5.000	(a)(b)(c)	06/01/2052	2,271,639
Vermont Educational and Health Buildings Financing Agency RB for Saint Michael’s College Project Series 2023 (NR/BBB-)
9,575,000	5.250	(c)	10/01/2052	7,520,937
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000	5.500	(c)	10/01/2043	2,732,391

				15,567,595

Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
13,170,000	5.000		10/01/2039	13,393,122
Virgin Islands Public Finance Authority Hotel Occupancy Tax RB for Frenchman’s Reef Hotel Development Project Series 2024A (NR/NR)
3,150,000	6.000	(c)	04/01/2053	3,099,270
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
11,300,000	5.000	(c)	10/01/2039	11,056,412

				27,548,804

Virginia - 1.2%
Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR/NR)
4,500,000	4.000		06/01/2054	3,873,065

184	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
City of Roanoke Economic Development Authority Hospital RB for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
$2,030,000	3.000%		07/01/2045	$1,550,823
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
3,900,000	7.000		09/01/2053	4,255,804
8,735,000	7.000		09/01/2059	9,487,419
Economic Development Authority of The City of Salem Virginia Educational Facilities RB Roanoke College, Series 2025 (NR/BBB+)
550,000	6.000		04/01/2050	568,245
750,000	6.000		04/01/2055	769,456
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BB+)
7,360,000	5.000		01/01/2050	6,643,771
5,000,000	5.000		01/01/2059	4,343,155
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
575,000	4.000		06/01/2041	505,398
940,000	4.000		06/01/2047	748,875
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000		04/01/2045	599,112
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1 (B3/B-)
2,425,000	5.000		06/01/2047	1,994,659
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
10,355,000	6.706		06/01/2046	8,065,343
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
237,090,000	0.000	(e)	06/01/2047	58,762,851
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
34,250,000	0.000	(e)	06/01/2047	8,316,828
Virginia College Building Authority Educational Facilities RB Regent University Project, Series 2025 (NR/BBB)
2,750,000	6.000		06/01/2055	2,845,984
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
1,525,000	3.000		06/01/2041	1,182,381
1,050,000	4.000		06/01/2046	884,842
Virginia Housing Development Authority Rental Housing Bonds 2025 Series A (NON-AMT) (Aa1/AA+)
4,000,000	4.650		09/01/2055	3,949,460
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
19,870,000	5.000		12/31/2056	18,871,920
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
2,510,000	5.000		10/01/2038	2,702,264
Virginia Small Business Financing Authority Senior Lien RB Refunding for I-495 Hot Lanes Project, Series 2022 (Tax Exempt/AMT) (Baa1/NR)
1,000,000	5.000		12/31/2057	956,636

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
$1,690,000	5.000%		12/31/2052	$1,636,464
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB)
7,500,000	4.000		01/01/2048	6,647,343
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B-)
1,000,000	5.000	(a)(b)(c)	01/01/2048	963,239
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000	5.000		12/31/2049	5,200,397
4,765,000	5.000		12/31/2052	4,547,401

				160,873,135

Washington - 1.5%
City of Tacoma Electric System RB Green Bonds Series 2024A (NR/AA)
1,000,000	5.000		01/01/2054	1,022,279
Grant County Public Hospital District UT GO Bonds Series 2023 (Baa1/NR)
14,405,000	5.000		12/01/2044	14,151,227
King County Washington Limited Tax GO and Refunding Bonds 2023 Series B (Aaa/AAA)
4,575,000	5.000		12/01/2053	4,706,129
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,880,000	5.000		04/01/2030	3,884,242
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2022B (Aa3/AA-)
3,000,000	5.500		08/01/2047	3,139,168
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (Aa3/AA-)
2,765,000	4.000		08/01/2047	2,437,318
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000	5.500		12/01/2054	2,517,384
Washington Economic Development Finance Authority Port RB Series 2025 Tax-Exempt (NR/NR)
9,200,000	5.875	(a)(b)	12/01/2045	9,294,306
Washington Higher Education Facilities Authority RB for Seattle University Project, Series 2020 (NR/A)
925,000	4.000		05/01/2045	842,697
Washington State Convention Center Public Facilities District Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000	4.000		07/01/2058	16,784,644
Washington State Convention Center Public Facilities District Lodging Tax Refunding Bonds Series 2021B (A3/BBB+)
3,715,000	3.000		07/01/2058	2,383,908
Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB+)
47,800,000	5.000		07/01/2048	47,537,956
35,000,000	4.000		07/01/2058	27,456,744
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB-)
3,320,000	4.000		07/01/2043	3,076,391
11,620,000	4.000		07/01/2058	9,416,971

The accompanying notes are an integral part of these financial statements.	185

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing RB Bayview Manor II Project, Series 2025A (NR/NR)
$1,350,000	6.000	%(c)	07/01/2060	$1,355,840
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
1,350,000	5.000	(c)	01/01/2049	1,255,960
3,800,000	5.000	(c)	01/01/2055	3,422,911
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding RB Horizon House Project Series 2025A (NR/NR)
8,400,000	6.250		01/01/2056	8,367,331
9,700,000	6.250		01/01/2061	9,602,077
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding RB Josephine Caring Community Project Series 2025A (NR/NR)
3,320,000	5.125	(c)	07/01/2036	3,289,550
10,000,000	6.375	(c)	07/01/2060	9,921,295
Washington State Housing Finance Commission Non-Profit Housing Tax Exempt RB Refunding for Emerald Heights Project, Series 2023A (NR/NR)
2,050,000	5.000		07/01/2043	2,080,455
1,935,000	5.000		07/01/2048	1,888,986
Washington State Housing Finance Commission Subordinate Nonprofit RB Blakeley and Laurel Villages Portfolio, Series 2025B (NR/NR)
5,000,000	7.000	(c)	07/01/2064	5,139,014

				194,974,783

West Virginia - 0.4%
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR/NR)
2,230,000	5.500	(c)	06/01/2032	2,053,797
2,725,000	6.000	(c)	06/01/2037	2,371,638
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
2,510,000	4.125	(c)	06/01/2043	2,288,105
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)
1,535,000	4.875	(c)	06/01/2043	1,531,973
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University town Centre Series 2023 A (NR/NR)
790,000	5.750	(c)	06/01/2043	836,888
1,185,000	6.000	(c)	06/01/2053	1,234,926
The City of Huntington Tax Increment Revenue and Refunding Bonds for Downtown Project No. 3 Series 2024 A (NR/NR)
365,000	5.000		06/01/2039	366,705
375,000	5.500		06/01/2049	367,759
The City of Huntington Tax Increment Revenue and Refunding Bonds for Kinetic Park Project No. 3 Series 2024 (NR/NR)
445,000	5.125		06/01/2039	448,928
400,000	5.625		05/01/2050	392,991

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

West Virginia – (continued)

The County Commission of Monongalia County Subordinate Special District Excise Tax Convertible Capital Appreciation Revenue, Refunding and Improvement Bonds, Series 2023 B (University Town Centre Economic Opportunity Development District) (NR/NR)

$14,000,000	0.000	%(c)(h)	06/01/2053	$3,076,940
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Commercial Metals Company Project, Series 2025 (Ba2/BB+)
10,850,000	4.625	(a)(b)	04/15/2055	11,033,442
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
3,340,000	5.500		09/01/2048	3,507,681
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Ba1/BBB)
12,000,000	5.000		01/01/2043	11,086,038
13,215,000	4.125		01/01/2047	10,181,338
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
1,750,000	5.000		09/01/2038	1,778,054
1,600,000	5.000		09/01/2039	1,620,873

				54,178,076

Wisconsin - 3.7%
Public Finance Authority (Lindenwood Education System) Educational Facilities Revenue Bonds, Series 2025A Taxable (Wi) (NR/BB+)
1,020,000	5.000	(c)	10/01/2034	1,046,518
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000	4.125		07/01/2049	2,062,396
1,600,000	5.000		07/01/2058	1,594,361
Public Finance Authority Charter School RB (Alamance Community School Project) Series 2023A (Ba2/NR)
1,025,000	6.500	(c)	06/15/2043	1,092,314
1,310,000	7.000	(c)	06/15/2053	1,385,940
1,395,000	7.000	(c)	06/15/2058	1,462,910
Public Finance Authority Charter School RB Cherokee Classical Academy Project Series 2025A (NR/NR)
500,000	6.750	(c)	06/15/2055	491,095
1,000,000	7.000	(c)	06/15/2065	999,689
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
1,400,000	6.000	(c)	06/01/2062	1,340,024
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
1,250,000	5.000	(c)	06/15/2051	1,068,517
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
900,000	5.250		06/15/2054	864,535
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
1,630,000	5.500	(c)	06/15/2052	1,530,213
2,700,000	5.750	(c)	06/15/2062	2,558,169

186	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
$145,000	4.000	%(c)	06/15/2029	$143,858
385,000	5.000	(c)	06/15/2039	379,941
Public Finance Authority Education RB for Triad Educational Services Series 2022 (NR/BB+)
590,000	5.500		06/15/2050	563,808
1,450,000	5.250		06/15/2052	1,329,619
1,400,000	5.375		06/15/2057	1,287,905
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (Ba2/NR)
1,400,000	5.000	(c)	06/15/2052	1,213,788
7,505,000	5.000	(c)	06/15/2057	6,384,935
1,850,000	5.000	(c)	06/15/2062	1,549,155
Public Finance Authority Education RB Mater Academy of Nevada Cactus Park Campus Project Series 2025A (NR/BB)
1,190,000	6.000	(c)	12/15/2055	1,212,072
1,250,000	6.125	(c)	12/15/2060	1,278,623
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000	5.000	(c)	01/01/2057	3,171,402
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
700,000	4.500	(c)	07/15/2053	597,554
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba2/BB)
5,900,000	4.300		11/01/2030	5,885,661
Public Finance Authority Federal Lease RB Nasa DC HQ Federally Taxable Series 2022 (B2/NR)
6,030,000	6.145		08/01/2028	4,390,348
Public Finance Authority Founders Academy Charter School RB Series 2023A (NR/BB-)
550,000	6.625	(c)	07/01/2053	565,571
500,000	6.750	(c)	07/01/2058	515,906
Public Finance Authority Hotel RB for Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)
900,000	5.625	(c)	02/01/2046	918,982
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
43,075,000	6.750	(c)	08/01/2031	30,152,500
Public Finance Authority Limited Obligation RB for Town of Scarborough - The Downs Project Series 2024 (NR/NR)
1,450,000	5.000		08/01/2039	1,464,704
Public Finance Authority Lindenwood Education System Educational Facilities RB Series 2025A (NR/BBB-)
18,775,000	4.750	(c)	06/01/2040	18,427,779
Public Finance Authority Pooled Charter School Certificates Series 2023-1 Class B Certificates (NR/NR)
9,126,888	0.010	(b)(c)(h)	07/01/2062	7,438,414
Public Finance Authority Quality Education Academy Project Charter School RB Series 2023A (Ba2/NR)
475,000	6.250	(c)	07/15/2053	484,500
1,175,000	6.500	(c)	07/15/2063	1,206,267
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
950,000	4.000		07/01/2050	815,197
1,185,000	4.000		07/01/2055	981,804

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA) – (continued)
$1,520,000	4.000%		07/01/2059	$1,232,426
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,070,000	5.000	(c)	12/01/2035	1,076,468
12,380,000	5.000	(c)	12/01/2055	10,677,285
Public Finance Authority RB for Coral Academy of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000		07/01/2061	3,061,024
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
3,370,000	5.000	(c)	06/15/2054	3,040,966
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)
370,000	4.000	(c)	07/01/2030	363,508
700,000	5.000	(c)	07/01/2040	679,676
1,875,000	5.000	(c)	07/01/2055	1,585,646
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
300,000	5.000	(c)	06/01/2036	276,718
900,000	5.000	(c)	06/01/2051	684,220
1,075,000	5.000	(c)	06/01/2061	779,897
Public Finance Authority RB for Inperium Project Series 2024 (NR/NR)
3,650,000	5.500	(c)	12/01/2044	3,708,178
9,450,000	5.750	(c)	12/01/2054	9,442,902
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
6,775,000	5.250	(c)	03/01/2045	6,518,155
7,110,000	5.250	(c)	03/01/2055	6,365,894
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)
25,850,000	4.500	(c)	06/01/2056	19,487,245
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
10,330,000	5.625	(c)	06/01/2050	10,221,961
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
15,485,000	6.500	(c)	06/01/2045	13,809,477
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200		12/01/2037	2,640,455
1,525,000	5.350		12/01/2045	1,534,877
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB-)
4,470,000	6.000	(c)	07/01/2031	4,179,765
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000		01/01/2045	1,303,919
1,900,000	3.000		01/01/2050	1,370,972
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
1,950,000	5.000	(c)	06/01/2050	1,660,251
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
1,450,000	5.000	(c)	09/01/2049	1,338,782
1,360,000	5.000	(c)	09/01/2054	1,228,188

The accompanying notes are an integral part of these financial statements.	187

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
$9,950,000	4.500	%(c)	07/01/2048	$6,974,066
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
3,205,000	6.125	(c)	10/01/2049	2,768,035
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB+)
350,000	5.000	(c)	10/01/2039	353,526
Public Finance Authority RB Sky Harbour Capital III LLC Aviation Facilities Project Series 2026 (NR/NR)
9,275,000	6.000	(a)(b)(c)	07/01/2060	9,375,800
Public Finance Authority RB Viticus Group Project Series 2025A (NR/NR)
1,300,000	6.500	(c)	12/01/2055	1,315,500
3,350,000	6.750	(c)	12/01/2065	3,410,711
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000	5.000		11/15/2049	758,623
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/BB+)
800,000	4.000	(c)	04/01/2042	714,517
1,400,000	4.000	(c)	04/01/2052	1,092,014
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/NR)
100,000	4.000	(c)(g)	04/01/2032	104,952
Public Finance Authority Senior Lien Toll RB Series 2025 Georgia SR 400 Express Lanes Project (Baa3/NR)
8,875,000	5.750		06/30/2060	9,154,263
29,070,000	5.750		12/31/2065	29,665,359
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia Sr 400 Express Lanes Project (Baa3/NR)
17,025,000	6.500		12/31/2065	18,574,884
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000	4.000		01/01/2052	9,283,962
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (Baa3/NR)
3,800,000	4.000		03/31/2056	3,037,069
Public Finance Authority Special Facility RB for Million Air Three LLC General Aviation Facilities Project Series 2024A (Tax-Exempt-AMT) (NR/NR)
900,000	6.250	(c)	09/01/2046	921,498
Public Finance Authority Special Facility RB for Million Air Two LLC General Aviation Facilities Project Series 2017B (NR/NR)
19,085,000	7.125	(c)	06/01/2041	19,873,919
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250		07/01/2047	3,114,111
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Subordinate Series 2025B (Baa2/NR)
160,000	5.000		06/15/2030	166,741
300,000	5.250		06/15/2035	318,563
500,000	5.250		06/15/2045	500,454
675,000	5.500		06/15/2055	662,516

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation, Llc Project Junior Subordinate Series 2025C (Ba1/NR)
$950,000	5.000%		06/15/2035	$974,395
650,000	5.500		06/15/2045	648,644
900,000	5.750		06/15/2055	870,122
Public Finance Authority Student Housing RB Series 2021A-1 (Ba2/NR)
8,815,000	4.000	(c)	07/01/2061	6,002,325
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)
1,875,000	5.250	(c)	07/01/2061	1,437,451
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
13,850,000	5.000	(c)	06/01/2041	13,861,383
Public Finance Authority Tax Increment Revenue Subordinate Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000	8.000	(c)	06/15/2042	7,397,531
Public Finance Authority Wisconsin Hotel RB Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)
6,200,000	5.750	(c)	02/01/2052	6,259,671
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Elevon Project Series 2024 (NR/NR)
1,864,737	5.000	(c)	07/15/2030	1,866,327
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella Projects Series 2024 (NR/NR)
4,687,680	5.500	(c)	12/15/2032	4,675,348
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Anthem/Freedom Project Series 2025 (NR/NR)
6,725,000	0.000	(c)(e)	12/15/2037	3,459,294
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Driftwood Golf and Ranch Club Project Series 2025 (NR/NR)
7,870,000	0.000	(c)(e)	12/15/2039	3,276,826
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds for Oakwood Estates and Stonebrooke Projects Series 2024 (NR/NR)
4,056,000	0.000	(c)(e)	12/15/2030	3,075,479
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds for Two Step Project Series 2024 (NR/NR)
11,000,000	0.000	(c)(e)	12/15/2034	6,495,727
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Midtown Project Series 2025 (NR/NR)
2,473,000	0.000	(c)(e)	12/15/2034	1,487,761
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds, Creekhaven Wildrye and Furst Ranch Projects Series 2026 (NR/NR)
12,250,000	0.000	(c)(e)	12/15/2036	6,225,601

188	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Improvement and Refunding Bonds Astro Texas Land Projects Series 2025 (NR/NR)
$4,493,837	5.000	%(c)	12/15/2036	$4,422,252
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
5,000,000	5.375	(c)	12/15/2032	4,977,255
Public Finance Authority, Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Capital Appreciation Bonds Northspur Project, Series 2025 (NR/NR)
5,654,000	0.000	(c)(e)	12/15/2032	3,726,475
Public Finance Authority, Wisconsin Texas Infrastructure Program, Tax-Exempt Revenue Anticipation, Capital Appreciation Bonds (Willow Springs Project) Series 2025 (NR/NR)
10,500,000	0.000	(c)(e)	12/15/2039	4,148,266
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa2/NR)
1,315,000	3.000		02/01/2042	995,231
435,000	4.000		02/01/2045	369,232
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
2,850,000	4.000		12/01/2051	1,950,611
2,060,000	4.000		12/01/2056	1,349,034
Wisconsin Health and Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
2,875,000	5.750		08/15/2054	2,943,554
4,600,000	5.750		08/15/2059	4,694,162
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/A+)
9,200,000	5.500		02/15/2054	9,485,349
Wisconsin Health and Educational Facilities Authority RB Series 2026 Benevolent Corporation Cedar Community (NR/NR)
1,500,000	5.500	(f)	06/01/2055	1,493,225
3,500,000	5.500	(f)	06/01/2061	3,461,431
Wisconsin Health and Educational Facilities Authority Senior Living RB, Series 2025 (NR/NR)
4,375,000	6.625		07/01/2060	4,558,670
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonio Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)
34,525,000	6.000	(c)	02/01/2062	35,078,885

				491,934,429

Wyoming - 0.1%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
13,040,000	3.625		07/15/2039	12,116,010

TOTAL MUNICIPAL BONDS (Cost $13,382,507,510)				12,917,531,688

Corporate Bonds - 0.5%

Healthcare-Services - 0.2%
Prime Healthcare Foundation, Inc. Series
16,525,000	7.000%		12/01/27	16,967,411

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)

Toledo Hospital RB Series 2022 B
	$4,988,000	5.325%		11/15/28	$5,031,995

					21,999,406

Real Estate - 0.3%
Benloch Ranch Improvement Association No. 1 Series 2020
	5,807,290	9.750	(c)	12/01/39	4,505,302
Benloch Ranch Improvement Association No. 1 Series 2021
	3,581,069	9.750	(c)	12/01/39	2,778,189
Benloch Ranch Improvement Association No. 2
	29,700,000	10.000	(c)(d)	12/01/51	22,258,368
Brixton Park Improvement Association No. 1 Series
	20,544,138	6.875	(c)(d)	12/01/51	17,838,681

					47,380,540

TOTAL CORPORATE BONDS (Cost $79,529,372)					69,379,946

Shares		Dividend Rate			Value

Investment Company - 0.0%(k)
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
	170,150	3.536%			170,150
(Cost $170,150)

TOTAL INVESTMENTS - 98.2% (Cost $13,462,207,032)					$12,987,081,784

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%					236,653,758

NET ASSETS - 100.0%					$13,223,735,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2026.
(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	When-issued security.
(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h)	Zero coupon bond until next reset date.
(i)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.
(j)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

The accompanying notes are an integral part of these financial statements.	189

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) March 31, 2026

(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CCRC	- Congregate Care Retirement Center
CFD	- Community Facilities District
COPS	- Certificates of Participation
ETM	- Escrowed to Maturity
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
IDA	- Industrial Development Agency
LP	- Limited Partnership
LT	- Limited Tax
MTA	- Metropolitan Transportation Authority
MUN GOVT	-
GTD	Municipal Government Guaranteed NATL
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
RMKT	- Remarketed
RR	- Revenue Refunding
SD CRED	-
PROG	School District Credit Program
SOFR	- Secured Overnight Financing Rate

Investment Abbreviations: (continued)
ST	-
INTERCEPT	State Aid Intercept
TCRS	- Transferable Custody Receipts
USD	- United States Dollar
UT	- Unlimited Tax

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(980)	06/18/26	$(113,955,625)	$225,973

190	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 97.6%

Alabama - 1.3%
Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa3/AA)
$500,000	5.000%		11/15/2046	$500,120
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AGM) (A1/AA)
100,000	5.250		09/01/2039	110,667
Board of Trustees of Alabama State University General Tuition and Fee RB Series 2025 (AGM) (A1/AA)
120,000	5.250		09/01/2038	133,646
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
350,000	5.250	(a)(b)	07/01/2054	373,222
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (Ba2/BB+)
100,000	5.750		10/01/2049	102,098
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/ BBB+)
1,005,000	5.500		10/01/2053	1,044,965
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	4.250		11/01/2032	96,325
The Black Belt Energy Gas District Gas Project RB 2025 Series F (NR/AA-)
1,000,000	5.000		12/01/2035	1,059,185
The Educational Building Authority of The City of Homewood Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
500,000	5.500		10/01/2049	505,731
The Industrial Development Authority of Mobile County Solid Waste Disposal RB AM NS Calvert LLC Project Series 2024A (Baa2/BBB)
400,000	5.000		06/01/2054	380,755

				4,306,714

Arizona - 0.9%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
510,000	4.160	(b)(c)	01/01/2037	501,253
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
485,000	6.500	(d)	11/01/2053	474,555
Arizona Industrial Development Authority Hospital RB Phoenix Children’s Hospital Series 2020A (A1/A+)
300,000	4.000		02/01/2050	255,407
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375		07/01/2041	20,836
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB+)
25,000	4.000	(d)	12/15/2051	19,278
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Baa3/NR)
265,000	4.000	(d)	07/15/2041	228,634
Arizona Industrial Development Authority Senior Living RB First Tier Series 2025 A2 (NR/NR)
180,000	5.125		01/01/2059	165,762

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
$170,000	3.250%		07/01/2049	$124,693
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
150,000	2.625	(a)(d)	07/01/2031	137,510
150,000	3.500	(a)(d)	07/01/2044	117,347
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750		07/01/2043	93,944
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
50,000	4.000		02/15/2046	41,821
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
100,000	4.000	(d)	07/01/2051	76,827
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
25,000	5.125	(d)	10/01/2030	24,277
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON- AMT) (Baa2/NR)
325,000	3.600		02/01/2040	297,803
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/ BBB+)
105,000	5.000		12/01/2037	110,787
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa2/BBB)
150,000	4.000	(a)(b)	06/01/2049	151,908
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
275,000	4.000		07/01/2034	266,606

				3,109,248

Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250		07/01/2041	42,031
25,000	3.500		07/01/2046	15,590
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500		07/01/2038	71,169
The Fayetteville Public Facilities Board Retirement Facilities RB Butterfield Trail Village Project Series 2026 (NR/AA)
160,000	5.250		12/01/2046	162,067

				290,857

California - 6.3%
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Bonds Series 2025A (AMT) (Aa3/AA-)
250,000	5.500		05/01/2055	263,862

The accompanying notes are an integral part of these financial statements.	191

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Airport Commission of The City and County of San Francisco San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (Aa3/NR)
$570,000	5.250%		05/01/2049	$592,210
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (Aa3/NR)
500,000	5.750		05/01/2048	533,998
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
250,000	4.375		07/01/2049	232,046
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000	5.000	(a)(b)	02/01/2054	607,318
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
750,000	5.000	(a)(b)	02/01/2055	806,119
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
635,000	4.000	(d)	02/01/2056	489,214
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
150,000	4.000	(d)	02/01/2056	124,043
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/ BBB+)
50,000	4.000		06/01/2049	42,877
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/ BBB+)
5,000	5.000		06/01/2049	4,885
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/ NR)
250,000	0.000	(e)	06/01/2055	47,848
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
400,000	0.000	(e)	06/01/2055	43,543
California Educational Facilities Authority RB Stanford University, Series U-7 (Aaa/AAA)
355,000	5.000		06/01/2046	402,846
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
1,600,000	5.250		12/01/2043	1,680,979
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A3/A)
410,000	5.000		10/01/2044	410,239
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
135,000	4.000		05/15/2051	122,158
California Municipal Finance Authority Municipal Certificates, Series 2025-1 Class A-1 (NR/AA-)
495,329	3.242	(c)	02/20/2041	452,619
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
100,000	4.000		07/01/2041	88,408

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NONR)
$150,000	5.000%		07/01/2047	$148,489
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
1,000,000	5.000		12/31/2043	1,010,195
California Municipal Finance Authority Solid Waste Disposal RB Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
200,000	3.375	(a)(b)	09/01/2050	198,609
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/ BB+)
150,000	4.000		07/15/2029	150,492
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
250,000	4.300		07/01/2040	250,186
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa2/NR)
300,000	5.000	(d)	07/01/2037	300,429
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa2/NR)
275,000	5.000	(d)	07/01/2034	297,141
250,000	5.000	(d)	07/01/2035	268,903
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa2/NR)
250,000	5.000	(d)	11/21/2045	250,015
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/ BB-)
250,000	6.250	(d)	04/01/2052	248,121
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
250,000	6.375	(d)	06/01/2052	256,306
California School Finance Authority Charter School RB Orange Springs Obligated Group Series 2026A (NR/BB+)
250,000	5.375	(d)(f)	07/01/2046	240,459
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
150,000	4.750	(d)	06/01/2044	145,213
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
285,000	3.000	(d)	07/01/2030	273,560
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
185,000	4.000	(d)	06/01/2031	143,507
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
250,000	5.000		09/01/2053	248,380
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/ NR)
125,000	5.000		09/01/2054	124,091

192	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/BBB+)
$150,000	4.500%		11/01/2033	$154,542
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/ BB+)
250,000	5.250	(d)	12/01/2056	250,012
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB+)
650,000	5.500		12/01/2054	650,883
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
50,000	5.125		09/01/2042	51,703
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
100,000	5.000		05/15/2040	100,081
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/BBB+)
190,000	1.750		09/01/2029	178,430
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
50,000	5.000		09/01/2048	50,267
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000		09/01/2046	223,623
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000		09/01/2039	20,512
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000		09/01/2040	24,004
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (Aa3/AA-)
400,000	5.000		05/01/2048	406,841
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (Aa3/AA-)
490,000	5.000		05/01/2049	491,155
CMFA Special Finance Agency VIII Essential Housing RB 2021A- 1 (NR/NR)
150,000	3.000	(d)	08/01/2056	100,557
County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
100,000	5.000		09/01/2047	101,261
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
250,000	3.600	(d)	05/01/2047	206,575
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
150,000	5.000		05/15/2037	158,717
Department of Airports of The City of Los Angeles LAX Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000	5.250		05/15/2048	506,442

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/ AA-)
$500,000	4.000%		05/15/2051	$437,085
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa3/NR)
500,000	5.000		07/01/2050	513,578
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series B (Aa3/NR)
500,000	5.000		07/01/2034	560,689
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series A (Aa3/AA-)
125,000	5.000		07/01/2043	127,164
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A3/A)
750,000	4.000		01/15/2046	711,792
Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
100,000	5.000		09/01/2053	99,205
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
410,000	3.850		06/01/2050	374,647
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/ CCC)
250,000	0.000	(e)	06/01/2036	122,090
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
125,000	3.000		12/01/2050	92,445
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa3/AA) (3M USD SOFR + 0.63%)
525,000	3.262	(c)	09/01/2037	511,242
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000		09/01/2034	115,866
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500		09/01/2037	20,087
275,000	4.000		09/01/2050	236,161
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A1/NR)
150,000	4.000		07/01/2039	146,495
900,000	4.000		07/01/2046	827,178
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
100,000	4.000		08/01/2032	91,496
Santa Clara County Financing Authority Lease RB Capital Facilities 2026 Series A (NR/AA+)
350,000	4.000		11/01/2053	320,570
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
45,000	2.500		09/02/2046	28,708
Washington Township Health Care District RB 2023 Series A (Baa3/NR)
50,000	5.750		07/01/2053	51,359

				20,562,770

The accompanying notes are an integral part of these financial statements.	193

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado - 3.4%
Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
$125,000	4.000%		12/01/2046	$115,284
100,000	5.000		12/01/2049	102,019
90,000	4.250		12/01/2054	80,922
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350		12/01/2050	116,580
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875		12/15/2050	97,377
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
1,000,000	5.000		11/15/2047	1,012,850
City of Denver Airport System Subordinate RB Series 2018A (A1/ A+)
575,000	5.250		12/01/2043	590,127
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
100,000	4.000		10/01/2056	75,416
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
200,000	5.500	(d)	04/01/2044	199,099
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
695,000	6.000		07/01/2036	669,207
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
440,000	6.000		07/01/2031	429,183
Colorado Health Facilities Authority Hospital RB Boulder Community Health Project Series 2020 (A3/A-)
525,000	4.000		10/01/2038	502,982
300,000	4.000		10/01/2039	287,453
300,000	4.000		10/01/2040	286,725
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000	4.000	(g)	09/01/2030	368,434
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026	5.000	(a)	07/01/2057	74,316
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/ AA)
100,000	4.000		11/15/2043	94,542
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
110,000	5.000		08/01/2038	113,403
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
980,000	4.000		08/01/2049	844,049
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2025A (NR/NR)
100,000	5.250		05/15/2048	101,038
CSU Strata Student Housing RB Series 2025A (NR/BB+)
300,000	5.375	(d)	03/01/2055	291,304

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/ BB+)
$650,000	5.000%		10/01/2032	$650,491
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
465,000	4.000	(d)	12/01/2035	448,847
285,000	4.000	(d)	12/01/2036	271,805
Denver Health and Hospital Authority, Colorado Healthcare RB, Series 2025A (NR/BBB)
500,000	5.125		12/01/2050	493,607
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
145,000	5.000	(d)	12/01/2032	148,795
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A3/NR)
310,000	4.000		12/01/2047	278,498
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported Primary Improvements RB Series 2024A (NR/NR)
500,000	5.875		12/15/2046	523,255
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/ NR)
500,000	4.000		12/01/2041	445,471
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250		12/01/2051	861,466
The Lakes at Centerra Metropolitan District No.2 in The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
300,000	4.500		12/01/2054	274,910
Trails at Crowfoot Metropolitan District No. 3 in The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
100,000	4.000		12/01/2044	91,989
250,000	4.250		12/01/2054	217,020
Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
50,000	4.500		12/01/2053	45,905

				11,204,369

Connecticut - 0.8%
City of Ansonia Connecticut Certificates of Participation Series 2024 (NR/A+)
130,000	4.750		12/01/2045	132,202
State of Connecticut GO Social Bonds Series 2024G (Aa2/AA-)
1,900,000	3.000		11/15/2043	1,596,970
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/NR)
230,000	4.000		07/01/2041	208,427
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
55,000	5.375		07/01/2052	50,038
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
125,000	5.000		07/01/2044	121,071

194	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
$100,000	4.000	%(d)	04/01/2041	$94,969
The Housing Authority of The City of Stamford RB Mozaic Concierge Living Project Entrance Fee Principal Redemption Bondssm Series 2025D (NR/NR)
500,000	4.250		10/01/2030	503,825

				2,707,502

Delaware - 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
50,000	3.000		06/01/2032	45,886
50,000	4.000		06/01/2042	42,939
Delaware Health Facilities Authority RB Beebe Medical Center Project Series 2018 (NR/BBB-)
450,000	4.375		06/01/2048	380,470
Delaware State Housing Authority Senior Single Family Mortgage RB 2024 Series D (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
240,000	4.450		07/01/2049	229,555

				698,850

District of Columbia - 1.5%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000	5.500		02/28/2037	113,630
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/NR)
100,000	0.000	(d)(h)	06/01/2041	63,843
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodal RB Daily Rate Period Subseries 2025C-2 (Aa2/AA+/A-1)
615,000	2.700	(a)(b)	10/01/2060	615,000
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
1,950,000	5.000		10/01/2043	1,980,434
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 B (AGM-CR) (A1/AA)
665,000	4.000		10/01/2044	619,912
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
125,000	3.000		10/01/2050	88,814
100,000	4.000		10/01/2053	85,474
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
650,000	4.000		10/01/2049	555,626
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail and Capital Improvement Projects Series 2019B (Baa2/A-)
300,000	4.000		10/01/2035	301,469

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB Series 2025A (NR/AA)
$500,000	5.250%		07/15/2055	$519,323

				4,943,525

Florida - 20.6%
Abbott Square Community Development District City of Zephyrhills Florida Special Assessment Bonds Series 2025 (NR/BBB)
100,000	5.375		05/01/2045	101,256
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	5.000		06/15/2032	206,074
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000		05/01/2051	405,868
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
65,000	5.125		06/15/2043	66,278
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
55,000	3.200	(d)	05/01/2041	45,560
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
5,000	2.500	(d)	05/01/2026	4,994
50,000	3.200	(d)	05/01/2041	41,944
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
30,000	2.375		05/01/2026	29,968
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125		05/01/2041	21,012
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
35,000	4.500		05/01/2030	35,287
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
100,000	5.000		05/01/2043	101,087
Aviary at Rutland Ranch Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/NR)
435,000	6.000		05/01/2055	442,865
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
245,000	4.250		05/01/2032	246,689
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
200,000	3.000	(d)	05/01/2031	191,761
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
15,000	6.000		11/01/2027	15,409
Bellehaven Community Development Special Assessment Bonds Series 2025 (NR/NR)
115,000	5.800		05/01/2045	118,523

The accompanying notes are an integral part of these financial statements.	195

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
$100,000	3.625%		12/15/2040	$93,452
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125		05/01/2031	472,744
Berry Bay Community Development District Special Assessment RB for Assessment Area Three Series 2024 (NR/NR)
45,000	4.250		05/01/2031	45,077
Blackwell Community Development District Pasco County Florida Special Assessment Bonds Series 2026 (NR/NR)
100,000	5.450		05/01/2046	98,353
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000	6.250		12/15/2043	63,458
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000	3.250		06/15/2042	81,129
Broward County Port Facilities RB Series 2019B (A1/A)
300,000	4.000		09/01/2049	260,402
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
25,000	4.750		05/01/2027	25,091
Buckhead Trails Ii Community Development District Manatee County Florida Special Assessment Bonds Series 2026 (NR/ NR)
1,250,000	5.800		05/01/2056	1,228,514
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/ NR)
50,000	5.250		05/01/2044	50,097
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
85,000	4.000		05/01/2027	85,122
Capital Projects Finance Authority Educational Facilities RB Imagine School At North Port Project (NR/NR)
100,000	6.250	(d)	06/15/2045	101,287
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000	6.125	(d)	06/15/2044	103,313
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
250,000	5.250	(d)	12/01/2058	229,551
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
100,000	4.000	(d)	07/01/2051	75,847
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
300,000	5.250	(d)	12/01/2043	298,933
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
100,000	5.000		06/15/2034	103,621
Capital Trust Authority Educational Facilities RB Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project, Series 2025A (NR/BB)
100,000	4.750	(d)	07/01/2040	99,248
100,000	5.000	(d)	07/01/2045	97,327

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Capital Trust Authority Educational Facilities RB The Learning Center Project Series 2025 (NR/NR)
$150,000	6.500	%(d)	06/15/2045	$152,189
Capital Trust Authority RB Aids Healthcare Foundation Obligated Group Series 2026A (Baa2/NR)
480,000	4.750		12/01/2042	479,974
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
150,000	12.000	(d)	10/03/2029	180,539
Caymas Community Development District Collier County Florida Capital Improvement RB Series 2026 (Assessment Area Two) (NR/NR)
1,000,000	5.625		05/01/2056	962,439
Center Lake Ranch West Community Development District City of St. Cloud, Florida Capital Improvement RB, Series 2025 (NR/NR)
745,000	5.300	(d)	05/01/2045	745,779
Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
100,000	4.900		05/01/2031	100,931
Century Gardens at Tamiami Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2016 (NR/BBB)
100,000	4.000		05/01/2031	99,280
Century Park Square Community Development District Miami- Dade County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
750,000	6.000		05/01/2055	755,868
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350		05/01/2041	81,065
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
65,000	3.375	(d)	05/01/2041	57,519
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
95,000	3.700	(d)	05/01/2040	84,137
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
5,000	2.400		05/01/2026	4,994
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000		11/01/2039	136,919
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
100,000	5.125		06/01/2042	100,548
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)
145,000	4.750	(d)	06/15/2039	144,575
Coddington Community Development District (NR/NR)
260,000	5.000		05/01/2032	272,658
Connerton East Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000	5.500		06/15/2055	974,013
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.250		06/15/2043	102,965

196	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
$100,000	5.750%		05/01/2043	$105,865
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000		05/01/2035	154,345
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
200,000	4.300		05/01/2033	203,300
Creekside Community Development District St. Lucie County Florida Special Assessment Bonds Series 2026 Assessment Area Two – Parcel C and D (NR/NR)
750,000	5.600		05/01/2056	724,319
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
10,000	3.875		05/01/2027	9,955
25,000	4.250		05/01/2032	24,870
170,000	4.625		05/01/2042	164,733
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
340,000	4.250		05/01/2042	324,133
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.125		05/01/2043	101,849
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
85,000	5.350		05/01/2044	85,630
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
85,000	4.250		05/01/2027	85,206
255,000	4.750		05/01/2032	260,243
Curiosity Creek Community Development District (Manatee County, Florida) Capital Improvement RB, Series 2025 (NR/ NR)
250,000	5.600	(d)	05/01/2045	249,526
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000	5.000		05/01/2053	47,890
Cypress Reserve Community Development District Capital Improvement RB, Series 2025 (NR/NR)
175,000	5.800	(d)	05/01/2056	171,031
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
100,000	5.250		05/01/2043	101,990
Del Webb Oak Creek Community Development District Lee County, Florida Special Assessment Bonds Series 2025 (NR/ NR)
190,000	5.375	(d)	05/01/2045	190,968
Del Webb Sunchase Community Development District Manatee County, Florida Special Assessment Bonds Series 2025 (NR/ NR)
250,000	5.625		05/01/2055	248,705
Dewey Robbins Community Development District City of Leesburg Florida Capital Improvement RB Series 2025 (NR/ NR)
330,000	5.800		05/01/2055	321,343

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
$270,000	3.750%		05/01/2040	$245,396
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
50,000	3.375	(d)	05/01/2041	44,733
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
70,000	4.300		05/01/2027	70,246
EA Mckinnon Groves Community Development District Lake County, Florida Capital Improvement RB, Series 2025 (NR/ NR)
310,000	5.500		05/01/2056	296,708
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	4.875		05/01/2032	195,681
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000	3.300		05/01/2041	21,869
East Palm Drive Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One) (NR/ NR)
100,000	5.100		06/15/2044	100,793
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	3.625		05/01/2032	74,102
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000		05/01/2040	94,942
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600		05/01/2041	110,961
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
125,000	3.375		05/01/2032	120,505
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2026 Assessment Area Two (NR/NR)
100,000	4.250		05/01/2033	99,496
100,000	5.500		05/01/2046	100,171
Epmore Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2026 (NR/NR)
150,000	5.125		05/01/2046	146,284
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
885,000	4.000		08/15/2045	769,402
Esplanade Lake Club Community Development District Lee County Florida Capital Improvement RB, Series 2025 (NR/ NR)
35,000	4.375		05/01/2030	35,529
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500		05/01/2041	584,004
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
525,000	5.250		06/15/2044	531,748

The accompanying notes are an integral part of these financial statements.	197

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
$70,000	4.600%		06/15/2031	$70,662
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
190,000	5.000		05/01/2035	194,543
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
150,000	5.250		06/01/2044	152,282
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
100,000	5.000	(d)	07/01/2032	98,137
135,000	5.375	(d)	07/01/2042	125,643
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000	5.000	(d)	10/01/2042	96,579
325,000	5.250	(d)	10/01/2056	288,131
Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
600,000	5.250		08/01/2055	607,164
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
1,495,000	5.250		07/01/2047	1,466,942
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
2,475,000	0.010	(a)(b)(d)(h)	07/15/2032	866,250
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Project AAF Operations Holdings LLC Issue Series 2024A (Tax-Exempt) (NR/NR)
400,000	0.010	(a)(b)(d)(h)	07/15/2059	140,000
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.125	(d)	06/01/2040	101,004
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
100,000	4.000	(d)	06/30/2041	81,159
Florida Development Finance Corp. Solid Waste Disposal RB for GFL Solid Waste Southeast LLC Project Series 2024A (Ba3/ BB)
250,000	4.375	(a)(b)(d)	10/01/2054	251,160
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
100,000	5.000	(d)	06/01/2044	98,943
Florida Development Finance Corporation RB Brightline Florida Passenger Rail Expansion Project Series 2025B (NR/NR)
1,945,000	12.000	(a)(b)(d)	07/01/2057	1,342,050
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/ BBB)
150,000	5.000		03/01/2047	140,432
Florida Local Government Finance Commission Senior Living RB Fleet Landing at Nocatee Project Series 2025B-3 (Tax- Exempt) (NR/NR)
575,000	4.200	(d)	11/15/2030	576,596

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Local Government Finance Commission Senior Living RB Orlando Senior Health Network Project, Series 2025A (NR/ NR)
$250,000	5.750	%(d)	07/01/2044	$257,586
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)
20,000	4.750	(d)	05/01/2027	20,094
90,000	5.000	(d)	05/01/2032	92,743
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950		05/01/2031	153,058
120,000	3.350		05/01/2041	98,937
Grand Bay at Doral Community Development District Special Assessment Bonds, Series 2016 (NR/NR)
140,000	4.750		05/01/2036	140,018
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000		05/01/2030	100,079
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	4.750		11/01/2039	50,058
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500		11/01/2041	53,014
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750		05/01/2041	622,020
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/ NR)
100,000	5.450		05/01/2044	101,358
Greater Orlando Aviation Authority Special Purpose Airport Facilities RB United Airlines, Inc. Project Series 2025 (NR/ BB+)
500,000	5.500		11/01/2037	520,868
Groves at Lake Marion Community Development District Polk County Florida Special Assessment Bonds Series 2026 (NR/ NR)
100,000	5.300	(d)	12/15/2046	98,920
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
100,000	6.300		05/01/2043	106,912
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
100,000	5.800		05/01/2054	97,970
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
90,000	5.850		05/01/2044	91,495
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2025 Assessment Area Three (NR/NR)
340,000	5.550	(d)	05/01/2045	344,194
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
15,000	4.200		05/01/2027	15,030

198	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
$80,000	5.125%		05/01/2043	$81,576
Harmony West Community Development District Osceola County Florida Special Assessment RB Series 2025 Assessment Area Three (NR/NR)
100,000	5.450		05/01/2045	100,594
Harmony West Community Development District Special Assessment RB Series 2023 (NR/NR)
300,000	5.300		05/01/2053	294,701
Harvest Hills South Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/ NR)
1,000,000	5.750		05/01/2056	962,267
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450		05/01/2041	107,841
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
360,000	4.375		05/01/2030	363,430
Higher Educational Facilities Financing Authority Florida Educational Facilities Revenue and Revenue Refunding Bonds Ringling College Project Series 2017 (NR/BBB)
500,000	5.000		03/01/2042	484,205
Higher Educational Facilities Financing Authority Higher Educational Facilities RB Keiser University Project Series 2025 (NR/BB+)
600,000	6.000	(d)	07/01/2045	608,671
Highland Trails Community Development District City of Dade City Florida Capital Improvement RB, Series 2025 (NR/NR)
1,000,000	5.850		05/01/2056	969,339
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
25,000	3.500	(d)	05/01/2031	24,283
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
45,000	2.375		05/01/2026	44,948
Hills of Minneola Community Development District Special Assessment RB Series 2026 North Parcel Assessment Area Two (NR/NR)
100,000	5.300		05/01/2046	99,421
Hillsborough County Aviation Authority Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
355,000	5.500		10/01/2049	374,326
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
100,000	5.600		05/01/2044	102,867
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000		05/01/2037	106,628
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2026 Assessment Area Two (NR/NR)
100,000	5.300		12/15/2046	99,290

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Ibis Landing Community Development District Lee County Florida Special Assessment Bonds, Series 2025 (NR/NR)
$620,000	5.700%		06/15/2045	$641,981
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.750		12/15/2043	104,695
Juniper Cove Community Development District Miami-Dade County Florida Capital Improvement RB Series 2025 (NR/NR)
180,000	4.625		05/01/2032	182,031
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125		05/01/2041	80,363
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2025 (Assessment Area Two Project) (NR/NR)
150,000	4.375		05/01/2032	151,294
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
100,000	5.375		05/01/2055	94,712
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500		05/01/2040	91,630
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600		06/15/2041	45,825
Kings Creek I Community Development District City of Jacksonville Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000	6.000		05/01/2055	100,347
Kingston One Community Development District Lee County Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000	5.750		05/01/2045	512,712
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
90,000	5.500		05/01/2042	92,131
Lake Flores Community Development District Manatee County Florida Special Assessment Bonds Series 2026 Assessment Area (NR/NR)
110,000	5.450		05/01/2046	109,238
Lakes of Sarasota Community Development District 2 Sarasota County Florida Capital Improvement RB Series 2025A (NR/ NR)
100,000	5.500		05/01/2045	100,450
Lakeside at Satilla Community Development District Osceola County Florida Capital Improvement RB Series 2025 (NR/NR)
225,000	5.375	(d)	05/01/2045	226,314
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400		05/01/2030	84,137
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200		05/01/2030	98,233
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
25,000	3.250		05/01/2029	24,754
Lakewood Ranch Stewardship District Special Assessment RB for Palm Grove Project Series 2024 (NR/NR)
100,000	5.250		05/01/2044	102,235

The accompanying notes are an integral part of these financial statements.	199

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
$100,000	2.625%		05/01/2037	$82,721
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
45,000	2.300		05/01/2026	44,953
Lakewood Ranch Stewardship District Special Assessment RB, Series 2025 (NR/NR)
500,000	6.000		05/01/2056	516,481
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
200,000	4.750	(d)	11/01/2048	187,202
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
80,000	4.750		05/01/2032	81,214
45,000	5.000		05/01/2042	45,290
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
275,000	5.250		11/15/2044	285,427
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
150,000	4.750		11/15/2029	150,661
Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024 (NR/NR)
85,000	5.375		05/01/2044	84,549
Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
45,000	5.200		05/01/2044	44,371
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
75,000	5.750		05/01/2044	76,153
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
65,000	3.450		05/01/2041	54,887
Magnolia Island Community Development District Pasco County Florida Capital Improvement RB Series 2025 Assessment Area One (NR/NR)
50,000	4.650		05/01/2032	50,514
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
75,000	4.250		05/01/2042	65,252
Mckendree Pointe Community Development District Pasco County, Florida Capital Improvement RB, Series 2025 (NR/NR)
250,000	6.000		05/01/2056	244,449
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
150,000	3.250		05/01/2041	124,910
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
475,000	5.000		10/01/2040	479,139

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
$205,000	5.125%		11/01/2039	$207,295
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
100,000	5.000	(d)	07/01/2037	99,795
100,000	5.250	(d)	07/01/2042	98,276
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
240,000	5.000		05/01/2037	234,840
Mirada II Community Development District Pasco County, Florida Capital Improvement RB Series 2025 (NR/NR)
250,000	5.750		05/01/2055	247,161
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500		05/01/2041	83,365
100,000	4.000		05/01/2051	79,310
New Port Corners Community Development District Pasco County, Florida Special Assessment Bonds Series 2025 (NR/NR)
230,000	4.250	(d)	06/15/2035	225,874
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
55,000	5.750		05/01/2044	56,313
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/ NR)
70,000	5.450		05/01/2044	70,859
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375		11/01/2041	169,463
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
80,000	4.750	(d)	05/01/2027	80,368
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625		05/01/2040	89,509
Northlake Stewardship District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
335,000	6.000		05/01/2045	345,922
Northridge Community Development District Pasco County Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000	5.750	(d)	05/01/2045	102,092
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
40,000	2.375		11/01/2026	39,645
Okaloosa County, Florida Industrial Development RB Air Force Enlisted Village Inc. Project Series 2025 (NR/NR)
190,000	5.750	(d)	05/15/2055	192,539
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
70,000	5.250		06/15/2043	72,334
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2025A (NR/A+)
425,000	4.500		10/01/2056	398,124
Pacific Ace Community Development District Special Assessment Bonds for Assessment Area Two Series 2024 (NR/NR)
100,000	5.200		05/01/2044	100,564

200	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
$150,000	5.000%		10/01/2043	$149,966
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000	4.000		05/15/2053	77,649
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000	7.500		05/15/2053	55,007
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000		06/01/2036	166,525
Palm Beach County, Florida RB Provident Group – PBAU Properties II LLC - Palm Beach Atlantic University Project Senior, Series 2025A (NR/NR)
875,000	5.750	(d)	10/01/2055	894,791
500,000	5.750	(d)	10/01/2065	509,579
Palm Coast 145 Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2025A (NR/NR)
450,000	6.250	(d)	05/01/2035	456,367
Palmetto Ridge Community Development District Pasco County, Florida Special Assessment Bonds Series 2026 (NR/NR)
1,000,000	5.700		05/01/2055	958,749
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
40,000	3.150		11/01/2041	32,413
Parkside Trails Community Development District Lake County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
500,000	5.550		05/01/2055	479,721
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750		05/01/2040	136,175
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
70,000	5.000		05/01/2031	70,722
PBR Community Development District User Fee RB Series 2026A-1 (NR/NR)
150,000	5.000		03/01/2048	145,039
Peace Creek Village Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2025 (NR/NR)
210,000	5.600	(d)	05/01/2045	211,089
Peace Crossing Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/ NR)
70,000	5.000		05/01/2031	70,259
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625		05/01/2034	184,459
Pinery Community Development District Hernando County, Florida Capital Improvement RB Series 2026 (NR/NR)
100,000	4.500		05/01/2036	96,971
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500		05/01/2037	113,285

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Preserve At Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
$510,000	5.450%		05/01/2044	$519,618
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
85,000	3.500		11/01/2030	84,726
Quail Roost Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2025 (NR/ NR)
400,000	6.000		05/01/2055	410,194
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
10,000	2.200		12/15/2026	9,905
Radiance Community Development District Flagler County Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000	6.200	(d)	05/01/2045	103,008
Reflection Bay Community Development District Palm Beach County Florida Special Assessment Bonds, Series 2025 (NR/ NR)
100,000	5.000		05/01/2035	103,009
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
100,000	3.000		05/01/2036	90,112
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
90,000	3.300		05/01/2042	76,477
Riversong Community Development District Manatee County Florida Special Assessment Bonds Series 2025 (NR/NR)
395,000	5.625	(d)	05/01/2056	386,148
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000	5.500		05/01/2044	97,165
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2025 (NR/NR)
125,000	5.200	(d)	05/01/2045	125,121
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
365,000	3.400		05/01/2032	348,564
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
40,000	2.450		11/01/2026	39,753
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
75,000	5.000		05/01/2043	75,427
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000	5.750	(d)	11/01/2043	51,475
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
100,000	5.000		05/01/2044	101,116
Saltmeadows Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2025 (NR/NR)
100,000	4.800	(d)	05/01/2035	101,848
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625		05/01/2040	76,712

The accompanying notes are an integral part of these financial statements.	201

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$85,000	3.300%		11/01/2041	$74,929
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (Aa3/NR)
1,000,000	4.000		07/01/2048	874,677
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
100,000	6.125		11/01/2043	105,142
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750		05/01/2040	46,029
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
45,000	4.125		05/01/2032	44,802
140,000	4.500		05/01/2042	132,834
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
100,000	5.250	(d)	06/15/2043	102,842
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
225,000	5.000		06/15/2043	229,789
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
100,000	5.000		10/01/2032	102,588
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
75,000	5.500		05/01/2043	76,792
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
200,000	4.700		05/01/2034	201,070
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
35,000	4.625		05/01/2030	35,493
70,000	5.500		05/01/2043	72,345
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
50,000	4.000		06/15/2042	45,122
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	94,125
140,000	3.250		06/15/2042	120,050
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500		05/01/2041	171,475
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
75,000	5.100		05/01/2044	73,599
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
100,000	5.500		05/01/2043	103,229

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds, Series 2025 (NR/NR)
$100,000	6.000	%(d)	05/01/2045	$102,662
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
50,000	5.625	(d)	05/01/2044	49,461
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
70,000	5.250		05/01/2043	71,899
South Creek Community Development District Hillsborough County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
707,000	5.600		05/01/2055	681,330
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250		06/15/2041	21,077
Southpointe of Manatee County Community Development District Manatee County Florida Special Assessment Bonds Series 2026 (NR/NR)
100,000	5.375		05/01/2046	99,606
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
100,000	5.375		05/01/2044	100,500
St. Augustine Lakes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
520,000	5.375		06/15/2042	534,886
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000		12/15/2036	94,291
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000		08/01/2055	120,130
Starling Community Development Special Assessment RB, Series 2025 (NR/NR)
165,000	5.600	(d)	05/01/2056	156,890
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
390,000	3.000		05/01/2031	369,957
Stonegate Preserve Community Development District Manatee County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
275,000	4.375		06/15/2030	277,081
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
245,000	5.125		12/15/2030	252,513
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	3.300	(d)	11/01/2041	41,665
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
80,000	4.500		06/15/2039	80,162
Storey Creek Community Development District (NR/NR)
240,000	5.000		06/15/2032	249,573

202	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
$100,000	5.250%		06/15/2044	$101,419
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	93,654
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000	2.875	(d)	06/15/2031	24,237
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.250	(d)	05/01/2044	100,709
Sugarloaf Community Development District Lake County Florida Capital Improvement RB Series 2026 (NR/NR)
875,000	5.625		12/15/2055	845,062
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450		05/01/2041	65,552
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750		05/01/2040	71,865
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000	4.000		05/01/2033	44,255
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375		05/01/2041	42,157
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300		12/15/2041	41,460
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
75,000	3.625	(d)	05/01/2040	67,637
Towns at Woodsdale Community Development District Capital Improvement RB for Pasco County Series 2023 (NR/NR)
110,000	5.375	(d)	11/01/2030	113,004
Tradition Community Development District No. 9 Port St. Lucie, Florida Special Assessment Bonds Series 2025 (NR/NR)
615,000	5.400		05/01/2045	616,902
Tranquility Community Development District City of Titusville, Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,000,000	5.625		05/01/2055	960,430
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
100,000	3.250	(d)	05/01/2030	96,288
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	2.375	(d)	11/01/2026	74,288
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
10,000	2.500		11/01/2026	9,912
50,000	3.000		11/01/2031	47,128
40,000	3.500		11/01/2041	34,043
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
85,000	3.375		11/01/2030	81,806

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
$75,000	4.000%		05/01/2042	$67,971
Two Ridges Community Development District Pasco County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
665,000	6.000		05/01/2055	678,428
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
200,000	5.750		05/01/2043	206,760
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125		05/01/2042	101,191
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000	5.625		05/01/2044	51,052
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
120,000	3.375		05/01/2045	101,820
Varrea South Community Development District City of Plant City Florida Capital Improvement RB, Series 2025 (NR/NR)
665,000	5.625	(d)	05/01/2045	679,746
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
75,000	5.125		05/01/2043	76,477
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
60,000	5.250		05/01/2043	61,230
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625		05/01/2041	224,657
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
15,000	3.600	(d)	05/01/2041	13,485
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
90,000	5.250		06/15/2043	92,503
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
115,000	4.125		05/01/2034	112,153
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	5.875		11/01/2029	194,694
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
85,000	3.750		05/01/2037	78,654
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
50,000	2.625	(d)	05/01/2030	48,294
50,000	3.000	(d)	05/01/2035	45,990
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
45,000	2.550		05/01/2031	42,740
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125		05/01/2042	101,770

The accompanying notes are an integral part of these financial statements.	203

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
$40,000	3.450%		05/01/2042	$35,071
Villamar Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2022 (NR/NR)
200,000	4.125		05/01/2052	163,269
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000	4.000		05/01/2042	605,114
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750		05/01/2040	91,178
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
100,000	5.500		05/01/2044	102,412
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
40,000	5.200		05/01/2044	39,670
Waterset South Community Development District, Hillsborough County, Florida Special Assessment RB Series 2026 Assessment Area (NR/NR)
100,000	5.300		05/01/2046	99,056
Wellness Ridge Community Development District, Lake County, Florida Special Assessment Bonds Series 2026 (NR/NR)
165,000	5.300		06/15/2046	162,157
West Lake Community Development District Hillsborough County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
125,000	4.000		06/15/2030	124,022
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
60,000	5.125		05/01/2042	60,370
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
125,000	4.000	(d)	05/01/2040	115,349
500,000	4.000	(d)	05/01/2051	405,277
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	2.400		05/01/2026	24,969
25,000	3.000		05/01/2031	23,649
West Port East Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2025 (Assessment Area One) (NR/NR)
100,000	5.800	(d)	05/01/2045	102,913
West Villages Improvement District City of North Port, Florida Capital Improvement RB Unit of Development No. 13, Series 2025 (NR/NR)
475,000	5.250		05/01/2045	471,817
875,000	5.500		05/01/2055	835,777
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
70,000	4.625		05/01/2030	70,946
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750		05/01/2039	49,431

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
$60,000	3.500%		05/01/2041	$49,408
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
160,000	3.500		05/01/2041	130,729
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
65,000	4.875		05/01/2031	66,015
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250		05/01/2041	85,455
Westside Haines City Community Development District, Polk County, Florida Special Assessment Bonds Series 2026 Assessment Area Three Project (NR/NR)
245,000	4.000		05/01/2033	236,438
Westview South Community Development District Counties of Osceola and Polk, Florida Special Assessment Bonds Series 2025 (NR/NR)
310,000	6.000	(d)	05/01/2045	321,506
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
145,000	4.625		05/01/2030	146,897
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
110,000	4.500		05/01/2030	111,811
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
185,000	4.250	(d)	06/15/2039	174,094
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
135,000	5.625		05/01/2042	140,482
Wind Meadows South Community Development District City of Bartow, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
200,000	4.500		05/01/2030	202,439
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
10,000	2.400		05/01/2026	9,987
150,000	2.950		05/01/2031	141,095
75,000	3.350		05/01/2041	64,990
Windsor Cay Community Development District Lake County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
190,000	5.250	(d)	05/01/2045	188,952
Windward Preserve Community Development District City of Cocoa, Florida Capital Improvement RB, Series 2025 (NR/ NR)
300,000	5.750		05/01/2045	309,666
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700		05/01/2040	89,798
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375		05/01/2041	22,183

				67,488,899

204	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia - 1.5%
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
$120,000	5.750%		04/01/2053	$128,086
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
750,000	4.000		04/01/2050	643,199
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
130,000	5.000	(d)	01/01/2054	119,699
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375		01/01/2031	32,641
Macon Water Authority Georgia Water and Sewer RB Series 2024 (Aa2/AA)
200,000	5.000		10/01/2054	204,895
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/ NR)
500,000	4.000	(a)(b)	05/01/2052	505,028
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/ NR)
365,000	5.000	(a)(b)	12/01/2053	386,347
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B (A3/ NR)
1,500,000	5.000	(a)(b)	12/01/2055	1,574,684
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project J Bonds (A3/A)
100,000	5.000		07/01/2052	101,010
Private Colleges and Universities Authority Emory University RB, Series 2025A (Aa2/AA)
300,000	5.250		09/01/2040	336,847
Savannah-Georgia Convention Center Authority Convention Center Hotel First Tier RB, Series 2025A (NR/BBB-)
100,000	5.125		06/01/2050	97,452
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
650,000	0.000	(d)(h)	12/15/2048	586,799
The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
125,000	5.000	(d)	04/01/2034	127,156

				4,843,843

Guam - 0.6%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
100,000	5.250		10/01/2030	105,879
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
250,000	5.250		10/01/2041	260,873
Government of Guam Business Privilege Tax Refunding Bonds Series 2025G (Baa3/NR)
250,000	5.250		01/01/2040	267,727
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/BB-)
45,000	4.250		02/01/2030	44,955
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000	4.000		01/01/2042	428,142

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
$745,000	5.000%		01/01/2046	$745,459

				1,853,035

Hawaii - 0.0%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
100,000	3.200		07/01/2039	84,247
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba2/NR)
100,000	3.500		10/01/2049	78,294

				162,541

Idaho - 0.2%
City of Boise City Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (NON-AMT) (A1/NR)
105,000	5.000		09/01/2046	107,957
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
170,000	5.000		09/01/2051	171,730
Idaho Health Facilities Authority St. Luke’s Health System Project RB Series 2025A (NR/A)
250,000	4.375		03/01/2053	228,683

				508,370

Illinois - 7.5%
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/ BB+)
1,000,000	5.500		12/01/2034	1,068,810
Board of Education of The City of Chicago Unlimited Tax GO Bonds Dedicated Revenues Series 2025A (NR/BB+)
225,000	5.750		12/01/2050	224,987
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2017B (NR/ BB+)
1,000,000	6.750	(d)	12/01/2030	1,041,463
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/ BB+)
275,000	6.000		12/01/2038	297,451
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
1,330,000	5.000		12/01/2042	1,256,551
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
100,000	5.000		12/01/2039	97,486
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
275,000	5.000		12/01/2047	249,295
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
200,000	5.000		12/01/2034	198,873
750,000	5.000		12/01/2044	701,542
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025B (NR/ BB+)
250,000	6.000		12/01/2044	262,169

The accompanying notes are an integral part of these financial statements.	205

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds Dedicated Revenues Series 2025C (NR/ BB+)
$150,000	5.500%	12/01/2045	$149,579
Chicago Ill GO Bonds 2024A (AGM-CR) (A1/AA)
500,000	5.000	01/01/2042	515,548
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
245,000	6.038	12/01/2029	241,813
Chicago Transit Authority Second Lien Sales Tax Receipts Revenue Project and Refunding Bonds Series 2026A (NR/A+)
1,000,000	5.250	12/01/2051	1,038,456
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
150,000	5.000	04/01/2045	151,800
190,000	5.750	04/01/2048	198,785
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
325,000	5.000	12/01/2046	296,797
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
210,000	5.000	12/01/2036	210,073
250,000	5.000	12/01/2038	245,905
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
500,000	4.000	12/01/2047	399,426
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
100,000	5.125	12/01/2032	99,196
City of Chicago GO Bonds Series 2021B (NR/BBB)
500,000	4.000	01/01/2038	456,947
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
200,000	5.500	01/01/2043	202,629
City of Chicago GO Bonds Series 2024A (NR/BBB)
650,000	5.250	01/01/2045	639,507
City of Chicago GO Bonds, Series 2025E (NR/BBB)
500,000	6.000	01/01/2042	542,780
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
760,000	5.000	01/01/2038	802,370
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
500,000	5.250	01/01/2053	505,512
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
150,000	4.500	01/01/2048	141,768
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000	5.000	01/01/2042	125,503
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000	4.000	01/01/2042	96,269
Eastern Illinois Economic Development Authority Special Obligation RB Remington Road & I-57 Economic Development Project Series 2025 (NR/NR)
500,000	7.000	02/15/2056	478,877

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
$80,000	5.000%		11/01/2033	$79,093
Illinois Finance Authority Depaul University RB Series 2016 (A1/A)
650,000	5.000		10/01/2041	652,226
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
125,000	5.500	(d)	08/01/2043	131,675
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
165,000	5.000		03/01/2040	157,635
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000	4.000		07/15/2047	219,672
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
375,000	6.125	(d)	04/01/2049	370,999
Illinois Finance Authority RB Illinois Institute of Technology Series 2025 RB Series 2025A (NR/BB+)
200,000	5.875	(d)	09/01/2046	196,532
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000		05/15/2041	24,135
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000		05/15/2028	1,060,680
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000	4.000	(d)	10/01/2042	219,214
Illinois Finance Authority Revenue Project and Refunding Bonds Series 2025A (NR/BB)
100,000	6.000	(d)	10/01/2045	101,152
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
215,000	5.000		09/01/2037	220,148
Illinois Finance Authority State of Illinois Clean Water Initiative Revolving Fund RB, Series 2020 (NR/AAA)
500,000	4.000		07/01/2038	502,398
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000	4.250		10/01/2039	199,116
150,000	4.700		10/01/2044	151,481
Illinois Housing Development Authority RB 2025 Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
500,000	4.750		10/01/2045	500,998
Illinois State GO Bonds Series 2017 D (A2/A-)
600,000	5.000		11/01/2028	617,755
Illinois State GO Bonds Series 2019 C (A2/A-)
1,000,000	4.000		11/01/2042	914,477
Illinois State GO Bonds Series 2020 (A2/A-)
50,000	5.500		05/01/2039	52,685
150,000	5.750		05/01/2045	157,023
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
375,000	5.000		10/01/2031	390,518
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa1/A)
200,000	0.000	(e)	06/15/2033	153,663

206	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
$2,575,000	0.000	%(e)	06/15/2044	$1,121,204
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
35,000	0.000	(e)	12/15/2056	7,190
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
150,000	0.000	(e)	12/15/2054	34,395
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
375,000	0.000	(e)	12/15/2056	79,378
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
2,750,000	0.000	(e)	06/15/2045	1,125,567
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000	4.000		06/15/2052	25,203
State of Illinois GO Bonds Series 2017 D (A2/A-)
30,000	3.250		11/01/2026	30,078
State of Illinois GO Bonds Series of December 2023C (A2/A-)
190,000	5.000		12/01/2045	192,881
State of Illinois GO Bonds Series of May 2024B (A2/A-)
370,000	5.000		05/01/2039	392,210
145,000	5.000		05/01/2040	152,823
State of Illinois Illinois GO Bonds Series of September 2025F (A2/A-)
300,000	5.250		09/01/2048	305,801
Transportation Infrastructure Properties, LLC Trips Obligated Group City of Chicago Chicago O’Hare International Airport Senior Special Facilities RB Trips Obligated Group, Series 2025 (NR/BBB+)
800,000	5.500		07/01/2041	871,018
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (B1/NR)
150,000	5.625	(d)	03/01/2043	141,574

				24,490,764

Indiana - 0.4%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
200,000	4.875	(d)	01/01/2044	201,028
City of Valparaiso Indiana Taxable RB, Series 2025B (Ba1/BB+)
250,000	9.500	(d)	10/01/2035	253,616
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/ BBB-)
350,000	5.125		06/01/2058	332,210
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000	5.000		03/01/2040	78,886
250,000	4.250		03/01/2049	225,804
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB)
35,000	2.100	(a)(b)	11/01/2049	34,540

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
$50,000	2.520%		11/15/2026	$48,872
50,000	2.920		11/15/2027	47,364
50,000	3.210		11/15/2028	46,084
50,000	3.260		11/15/2029	44,731
50,000	3.300		11/15/2030	43,316

				1,356,451

Iowa - 0.9%
City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
575,000	5.000		05/01/2042	568,466
Iowa Finance Authority Educational Facility RB Des Moines Christian Schools Project Series 2026A (NR/BBB+)
570,000	5.500	(d)	07/01/2056	555,101
Iowa Finance Authority Health Facilities RB Pella Regional Health Center, Series 2025 (NR/NR)
265,000	5.250		12/01/2050	258,636
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
300,000	4.000	(a)(b)(g)	12/01/2032	319,799
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
105,000	5.000		05/15/2047	98,774
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
175,000	5.000		05/15/2043	172,684
300,000	5.000		05/15/2048	278,914
Iowa Finance Authority Senior Living Facility RB Presbyterian Homes Mill Pond Project Series 2025 (NR/NR)
100,000	5.750		10/01/2055	100,903
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000	4.500		07/01/2044	248,556
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
310,000	5.000		10/01/2034	322,683

				2,924,516

Kansas - 0.5%
City of Manhattan, Kansas Health Care Facilities RB Meadowlark Hills Series 2025A (NR/NR)
1,000,000	5.500		06/01/2055	994,050
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000	4.000		09/01/2036	199,357
Unified Government of Wyandotte County/ Kansas City, Kansas Sales Tax Special Obligation RB Village East Project Areas 2B, 3 and 5 Series 2025 (NR/NR)
350,000	5.500	(d)	03/01/2041	344,882

				1,538,289

Kentucky - 0.7%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
200,000	4.450	(d)	01/01/2042	194,391
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
150,000	2.125		10/01/2034	124,885

The accompanying notes are an integral part of these financial statements.	207

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
$150,000	2.000%		02/01/2032	$132,263
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
75,000	4.000		06/01/2045	69,672
Kentucky Economic Development Finance Authority RB Series 2019A-2 (A3/A-)
675,000	5.000		08/01/2044	685,444
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
500,000	2.000		10/01/2033	426,125
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
215,000	5.000		10/01/2041	227,380
150,000	5.000		10/01/2042	157,949
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series B (Baa2/NR)
250,000	5.000		12/01/2033	252,301

				2,270,410

Louisiana - 1.8%
Board of Commissioners of The Port of New Orleans Louisiana Port Facility RB Series 2025A (NON-AMT) (A2/A)
250,000	5.250		04/01/2055	253,777
Board of Commissioners of The Port of New Orleans, Louisiana Port Facility RB, Series 2025B (AMT) (AGM) (A1/AA)
100,000	5.500		04/01/2051	103,723
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
550,000	5.000		12/01/2039	521,663
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2021 Subseries A-2 (A1/A)
300,000	4.000		10/01/2041	282,422
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
250,000	5.000		06/01/2032	255,324
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
100,000	6.500	(d)	06/15/2038	102,601
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
175,000	5.000	(d)	11/15/2037	179,401
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB)
250,000	3.500		11/01/2032	242,789
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
400,000	5.250	(a)(b)	12/01/2052	429,856
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
100,000	6.000	(d)	06/01/2037	102,238

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
$100,000	4.000	%(d)	06/01/2041	$83,786
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000	4.000	(d)	06/01/2041	83,787
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
950,000	5.000		05/15/2042	956,139
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
1,515,000	5.500		09/01/2054	1,533,324
Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
600,000	5.500		09/01/2059	604,244
Parish School Board of the Parish of Lafayette State of Louisiana Sales Tax RB, Series 2025 (NR/AA+)
240,000	5.500		04/01/2045	261,927

				5,997,001

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
340,000	4.000		07/01/2050	294,917
Maine Health and Higher Education Facilities Authority RB Series 2021A (AGM State Intercept State Reserve Bond Guarantee) (Aa3/AA)
375,000	4.000		07/01/2037	377,657
325,000	4.000		07/01/2041	322,365
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
225,000	4.250		07/01/2054	199,908

				1,194,847

Maryland - 0.7%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
100,000	4.000		01/01/2039	98,543
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000	5.000		01/01/2037	178,288
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
100,000	5.125		01/01/2042	101,609
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
70,000	4.000		07/01/2040	67,828
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
190,000	3.997		04/01/2034	140,582
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/ BBB-)
250,000	5.625		07/01/2043	264,430
Maryland Economic Development Corporation Private Activity RB, Series 2022B (Baa3/NR)
100,000	5.250		06/30/2052	98,721

208	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
$250,000	5.500%		06/01/2047	$245,158
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
100,000	5.500	(d)	05/01/2042	98,486
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/ NR)
100,000	5.875	(d)	07/01/2043	102,415
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (A1/AA-)
700,000	0.000	(e)	05/01/2051	197,890
700,000	0.000	(e)	05/01/2052	186,812
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
150,000	5.000		09/01/2032	151,419
100,000	5.000		09/01/2035	100,562
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000	4.875		06/01/2042	101,558
Prince George County Special Obligation Bonds Series 2018 (NR/ NR)
175,000	5.125	(d)	07/01/2039	175,475

				2,309,776

Massachusetts - 0.7%
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue Series 2025A (NR/BBB+)
340,000	5.500		08/15/2050	345,521
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
100,000	5.000	(d)	07/01/2044	100,671
Massachusetts Development Finance Agency RB for Merrimack College Series 2022 (NR/BBB-)
1,000,000	5.000		07/01/2052	929,692
Massachusetts Development Finance Agency RB Middlesex Sustainable Energy Partners Series 2026A (NR/BBB-)
425,000	5.500		10/01/2042	456,995
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series 2025 (Baa3/NR)
500,000	6.000		07/01/2050	525,015

				2,357,894

Michigan - 1.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
1,655,539	4.000	(a)	04/01/2044	1,274,704
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
205,000	5.500		04/01/2045	211,927
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
105,000	5.000		04/01/2034	111,554
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
50,000	2.711		04/01/2026	50,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
$280,000	5.000%		04/01/2046	$282,757
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa1/BBB)
75,000	5.000		04/01/2035	79,367
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000	4.000	(a)	04/01/2044	305,171
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
610,000	3.228	(c)	07/01/2032	607,839
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
100,000	4.000		02/01/2042	84,690
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/NR)
125,000	4.000		09/01/2050	91,232
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
225,000	5.000		06/01/2040	231,395
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
280,000	3.267		06/01/2039	266,031
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
3,505,000	0.000	(e)	06/01/2065	336,926
Michigan State Housing Development Authority Single-Family Mortgage RB 2025 Series C (NON-AMT) (Aa2/AA+)
1,000,000	5.100		06/01/2056	1,011,233
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000	4.250		12/31/2038	493,250
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
1,150,000	0.000	(e)	06/01/2058	25,212

				5,463,288

Minnesota - 0.2%
City of Apple Valley, Minnesota Senior Housing RB Apple Valley Senior Housing, Inc. Orchard Path Phase III Project, Series 2025A (NR/NR)
75,000	5.500		09/01/2055	75,193
Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital Of Duluth Obligated Group) Series 2022A (NR/AA-)
400,000	4.000		06/15/2036	407,847
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
25,000	4.000	(g)	03/01/2027	25,293

				508,333

Mississippi - 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
200,000	2.375		06/01/2044	129,299

The accompanying notes are an integral part of these financial statements.	209

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Mississippi – (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Corportation Chervron U.S.A. Inc. Project Series 2009 A (Aa2/AA-/A-1+)
$355,000	2.650	%(a)(b)	12/01/2030	$355,000
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
200,000	4.000	(d)	10/01/2041	162,940
Mississippi Home Corp. Single Family Mortgage RB Series 2025A (GNMA/FNMA/FHLMC) (Aa1/NR)
500,000	4.800		12/01/2045	503,064

				1,150,303

Missouri - 0.6%
Board of Municipal Utilities of The City of Sikeston Missouri Certificates of Participation Series 2026 (NR/BBB+)
250,000	5.000		09/01/2036	269,620
100,000	5.000		09/01/2039	105,447
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
100,000	5.000		05/15/2041	100,867
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Bjc Health System Series 2025A (Aa2/AA)
500,000	4.000		04/01/2045	464,120
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
60,000	3.500		11/01/2040	56,672
100,000	4.250		11/01/2050	82,359
Missouri Development Finance Board Tax-Exempt Tax Increment And Special District RB Lakeport Village Project Series 2025A (NR/NR)
625,000	6.750	(d)	06/15/2055	603,229
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
25,000	4.000		08/01/2036	23,657
25,000	4.000		08/01/2041	22,301
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/ NR)
275,000	4.000		02/15/2038	273,950
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
100,000	5.000	(d)	06/01/2046	99,806

				2,102,028

Montana - 0.2%
City of Kalispell Montana Revenue and Refunding Bonds Immanuel Living at Buffalo Hill Project Series 2025B-1 (NR/ NR)
275,000	4.625		05/15/2031	275,560
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
250,000	4.400		12/01/2049	237,097

				512,657

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Nebraska - 0.1%
Nebraska Investment Finance Authority Single Family Housing RB 2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
$500,000	4.500%	09/01/2045	$495,912

Nevada - 0.4%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125	06/01/2051	34,887
Clark County School District, Nevada GO Limited Tax Building Bonds, Series 2025A (AGM) (A1/AA)
500,000	3.000	06/15/2044	406,739
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
135,000	4.000	09/01/2035	129,929
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
750,000	4.000	07/01/2049	663,907
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	102,246

			1,337,708

New Hampshire - 0.5%
National Finance Authority Hospital RB Series 2021B (AGM) (A1/ AA)
710,000	3.000	08/15/2046	561,488
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/ NR)
225,000	4.000	01/01/2041	206,584
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
790,000	5.000	08/01/2040	803,498

			1,571,570

New Jersey - 2.8%
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
140,000	4.000	07/01/2053	123,106
Jersey City Municipal Utilities Authority Hudson County New Jersey Water RB, Series 2025D (BAM MUN GOVT GTD) (Aa3/AA)
650,000	5.750	10/15/2051	712,300
New Jersey Economic Development Authority Charter School RB Central Jersey College Prep Charter School Project Series 2025 (Baa3/NR)
200,000	5.125	11/01/2055	191,664
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba2/BB+)
550,000	5.250	09/15/2029	550,639
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
500,000	5.000	10/01/2047	494,521
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Obligated Group Issue Series 2016 (Baa3/BBB-)
325,000	5.000	07/01/2041	323,520

210	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
$230,000	4.125%		07/01/2054	$202,248
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue, Series 2024A (A2/NR)
280,000	5.250		07/01/2049	295,969
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds RWJ Barnabas Health Obligated Group Issue, Series 2024-A (A1/AA-)
60,000	5.250		07/01/2054	62,597
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A1/A)
525,000	0.000	(e)	12/15/2035	366,072
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A1/A)
215,000	0.000	(e)	12/15/2036	142,390
2,450,000	0.000	(e)	12/15/2038	1,453,286
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A1/A)
70,000	5.000		12/15/2032	73,616
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A1/A)
75,000	3.000		06/15/2050	54,744
New Jersey Transportation Trust Fund Authority Transporattion System Bonds 2010 Series A (A1/A)
1,000,000	0.000	(e)	12/15/2040	533,542
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2024 Series CC (A1/A)
285,000	5.250		06/15/2050	298,539
365,000	5.250		06/15/2055	379,046
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A1/A)
400,000	3.500		06/15/2046	335,860
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A1/A)
685,000	4.000		06/15/2041	675,332
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
615,000	4.000		01/01/2043	604,839
New Jersey Turnpike Authority Turnpike RB Series 2021 A (A1/AA-)
500,000	4.000		01/01/2042	496,388
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
100,000	4.500		01/01/2048	100,201
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
100,000	5.375		07/01/2053	100,049
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A2/NR)
100,000	5.000		01/01/2048	99,183
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
640,000	5.000		06/01/2046	612,445

				9,282,096

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Mexico - 0.4%
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/BBB+)
$200,000	1.800%		04/01/2029	$187,692
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000	3.900	(a)(b)	06/01/2040	386,162
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/ FNMA/FHLMC) (Aa1/NR)
250,000	4.700		09/01/2049	246,075
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
500,000	4.250	(d)	05/01/2040	471,715

				1,291,644

New York - 6.2%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
150,000	5.250		04/01/2054	145,157
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
200,000	0.000	(e)	07/15/2044	81,728
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
615,000	5.000		07/15/2042	616,396
Buffalo and Erie County Industrial Land Development Corporation Canisius University Project Tax-Exempt RB Series 2025 (NR/BBB)
1,000,000	6.250		05/01/2045	1,051,845
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000		06/15/2030	98,719
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
100,000	5.000	(d)	09/01/2044	97,774
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
100,000	5.000	(d)	12/01/2041	96,810
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	(d)	06/15/2041	88,219
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
100,000	5.250	(d)	06/15/2043	100,728
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
100,000	6.500	(d)	07/01/2032	105,743
150,000	6.500	(d)	07/01/2042	153,218
100,000	6.500	(d)	07/01/2052	97,833
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
100,000	9.750	(d)	07/01/2032	99,653
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
800,000	4.750		06/15/2053	690,349

The accompanying notes are an integral part of these financial statements.	211

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Build NYC Resource Corporation Tax-Exempt RB Series 2021A (NR/BB+)
$495,000	4.000	%(d)	11/01/2051	$383,331
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000	4.000		03/01/2050	256,523
Clinton County Capital Resource Corp. (NR/A+)
125,000	5.000	(d)	07/01/2037	135,862
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
250,000	5.250		07/01/2049	252,610
200,000	5.250		07/01/2054	200,026
Dormitory Authority of The State of New York Northwell Health Obligated Group RB Series 2024A (A3/A-)
100,000	5.250		05/01/2054	101,719
Dormitory Authority of The State of New York Orchard Park CCRC Inc Obligated Group RB Series 2025A (NR/NR)
150,000	5.125		11/15/2050	149,301
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
100,000	5.250		05/01/2044	104,209
100,000	5.500		05/01/2049	103,541
150,000	5.500		05/01/2056	153,515
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
800,000	0.000	(d)(e)	06/01/2060	19,955
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
250,000	5.000		12/01/2041	255,203
HE Genesee County Funding Corporation RB Rochester Regional Health Energy Projects Series 2025A Bonds (NR/BBB+)
500,000	5.250		12/01/2050	503,460
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A2/A)
225,000	4.750		11/15/2045	225,424
125,000	5.000		11/15/2050	125,782
75,000	5.250		11/15/2055	75,965
Metropolitan Transportation Authority RB Refunding Series 2016 D (A2/A)
175,000	5.250		11/15/2031	177,160
Metropolitan Transportation Authority RB Refunding Series 2017 D (A2/A)
250,000	5.000		11/15/2032	259,578
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A2/A)
100,000	5.000		11/15/2045	102,321
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
2,255,000	0.000	(e)	06/01/2060	97,755
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000	3.000		01/01/2046	167,547
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2026 Series BB (Aa1/AA+)
400,000	5.000		06/15/2056	409,897
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000	0.000	(e)	06/01/2060	159,310

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
$125,000	5.150	%(d)	11/15/2034	$125,014
225,000	5.375	(d)	11/15/2040	223,786
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
275,000	7.250	(d)	11/15/2044	275,230
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
1,650,000	5.000	(d)	11/15/2044	1,650,045
New York State Authority Income Tax Rev Bonds 2025 A (Aa1/ NR)
1,320,000	5.000		03/15/2051	1,357,982
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
225,000	4.000		07/01/2040	188,533
New York State Dormitory Authority RB New York University 2001 (AMBAC) (Aa2/AA-)
100,000	5.500		07/01/2040	114,633
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (B2/B)
200,000	5.000		07/01/2035	196,075
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000		09/01/2037	233,275
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
75,000	4.000		12/01/2040	72,675
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
190,000	5.000		01/01/2033	194,001
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
250,000	5.000		10/01/2035	260,499
400,000	5.000		10/01/2040	405,636
795,000	4.375		10/01/2045	740,235
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
25,000	2.500		10/31/2031	22,201
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
100,000	5.000		07/01/2034	100,077
1,075,000	5.000		07/01/2046	1,074,947
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/AA)
500,000	5.250		01/01/2050	500,012
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
100,000	5.000		06/30/2049	99,399
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
225,000	6.000		06/30/2054	233,067

212	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa2/BBB-)
$250,000	6.000%		04/01/2035	$274,125
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
180,000	5.250		08/01/2031	187,137
580,000	5.375		08/01/2036	598,425
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
625,000	5.000		06/30/2054	618,589
New York Transportation Development Corporation Special Facilities RB, Series 2024 (AMT) (AGM) (A1/AA)
350,000	5.000		06/30/2049	347,897
Niagara Area Development Corporation Tax-Exempt RB for Catholic Health System, Inc. Project Series 2022 (B2/B)
300,000	5.000		07/01/2052	267,565
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
100,000	4.000		12/01/2049	87,822
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000		07/01/2044	87,740
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
250,000	4.000		07/01/2035	195,477
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
325,000	4.250		05/01/2052	287,063
285,000	5.000		05/01/2052	285,841
The Port Authority of New York and New Jersey Consolidated Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000	4.000		07/15/2046	390,022
100,000	5.000		07/15/2056	101,518
Transportation Infrastructure Properties LLC Trips Obligated Group Build NYC Resource Corporation Senior Airport Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
250,000	5.500		07/01/2055	255,245
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000	5.250		05/15/2059	103,596
Westchester County Local Development Corporation RB Series 2026A (NR/NR)
100,000	5.250	(d)	12/01/2040	99,173
Westchester County Local Development Corporation RB Series 2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
100,000	6.000	(d)	12/01/2045	101,729

				20,300,452

North Carolina - 0.3%
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
100,000	5.500		07/01/2052	102,855
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
200,000	5.250		07/01/2053	203,181

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
$200,000	5.000%		12/31/2037	$200,132
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000		09/01/2041	46,160
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000		03/01/2036	74,501
100,000	4.000		03/01/2051	81,796
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
150,000	4.000		09/01/2041	143,561
North Carolina Medical Care Commission Retirement Facilities First Mortgage Revenue and Revenue Refunding Bonds Pennybyrn Series 2025 (NR/NR)
100,000	5.375		10/01/2045	101,582

				953,768

North Dakota - 0.3%
Williston Parks & Recreation District Senior Sales Tax Revenue and Refunding Bonds Series 2025A (AGM) (A1/AA)
1,000,000	4.750		12/01/2050	974,326

Ohio - 2.1%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
1,000,000	0.000	(e)	06/01/2057	72,920
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
125,000	7.000	(d)	07/01/2053	122,953
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
310,000	5.375		05/15/2037	314,740
County of Cuyahoga Ohio Hospital RB for The Metrohealth System Series 2017 (Baa3/BBB-)
175,000	5.500		02/15/2052	170,071
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
225,000	5.000		07/01/2036	234,269
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
200,000	4.000		07/01/2040	184,744
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
150,000	5.250		11/15/2040	151,169
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Baa3/BBB-)
1,205,000	5.250		11/15/2048	1,179,935
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000	5.000		11/01/2052	504,972
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa3/BBB-)
625,000	5.250		02/15/2047	605,143

The accompanying notes are an integral part of these financial statements.	213

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa3/BBB-) – (continued)
$425,000	5.000%		02/15/2052	$384,487
100,000	5.000		02/15/2057	89,331
Ohio Air Quality Development Authority, State of Ohio Air Quality Revenue Refunding Bonds Ohio Valley Electric Corporation Project Series 2026A (Baa3/NR)
175,000	3.875		01/01/2036	172,746
Ohio Air Quality Development Authority, State of Ohio Air Quality Revenue Refunding Bonds Ohio Valley Electric Corporation Project Series 2026B (Baa3/NR)
225,000	4.350		06/30/2040	221,224
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000		12/01/2042	100,200
100,000	5.000		12/01/2045	97,153
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
275,000	4.650		09/01/2049	270,484
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
1,100,000	5.000		01/15/2050	1,104,498
Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
100,000	5.000		01/15/2040	102,626
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
100,000	5.000	(d)	12/01/2038	96,451
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
100,000	4.375	(a)(b)	06/15/2056	99,683
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
65,000	5.000		12/01/2044	65,783
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
100,000	4.250	(d)	12/01/2050	95,005
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
200,000	5.000		12/01/2046	190,321
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa3/NR)
100,000	5.000		05/01/2041	101,508
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
175,000	4.000		01/01/2038	169,937

				6,902,353

Oklahoma - 1.0%
Broken Arrow Economic Development Authority Hackberry Market Increment District Project Tax Apportionment Bonds Series 2025 (NR/NR)
325,000	6.625		06/01/2045	330,587
Oklahoma County Finance Authority Educational Facilities Lease RB Western Heights Public Schools Project, Series 2025 (NR/BBB-)
500,000	5.000		09/01/2035	515,126

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba1/BB+)
$35,000	5.000%		08/15/2038	$35,307
50,000	5.500		08/15/2057	48,676
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba1/BB+)
375,000	5.500		08/15/2052	369,374
The Oklahoma Development Finance Authority Health System RB for Ou Medicine Project Series 2018B (Ba1/BB+)
250,000	5.250		08/15/2043	251,413
Trustees of The Tulsa Municipal Airport Trust RB, Series 2025 (NR/B+)
600,000	6.250		12/01/2035	679,907
750,000	6.250		12/01/2040	821,412
Wagoner County Development Authority Sales Tax RB Series 2025 (NR/NR)
145,000	6.750		05/01/2040	147,843

				3,199,645

Pennsylvania - 2.2%
Adams County General Authority RB for The Brethren Home Community Project Series 2024A (NR/NR)
225,000	5.000		06/01/2044	227,704
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000	5.250		09/01/2035	89,547
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (Ba2/BB+)
75,000	5.125		05/01/2030	79,039
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
100,000	5.250	(d)	05/01/2032	102,217
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba2/NR)
250,000	5.000	(d)	05/01/2042	256,524
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/BBB+)
275,000	4.000		07/01/2051	230,560
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
100,000	4.000		03/01/2042	83,047
Coatesville Area School District Chester County Pennsylvania GO Bonds Series of 2025 (AGM ST AID WITHHLDG) (Aa3/AA)
860,000	5.250		11/15/2042	922,037
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/B-)
100,000	5.875	(d)	10/15/2040	70,000
200,000	6.250	(d)	10/15/2053	130,000
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
100,000	5.000	(d)	07/01/2031	104,768
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000		03/01/2040	96,204
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000	5.000		03/01/2050	211,637

214	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series B of 2024 (NR/NR)
$400,000	5.000%		05/01/2054	$387,215
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000		03/01/2038	224,974
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
150,000	5.250		07/01/2044	140,619
Monroe County Industrial Development Authority Special Obligation Revenue Refunding Bonds Tobyhanna Township Project, Series of 2025 (Tax-Exempt) (NR/NR)
100,000	5.000		07/01/2031	102,523
Montgomery County Higher Education and Health Authority, (Commonwealth of Pennsylvania) Arcadia University RB, Series of 2015 (NR/BBB-)
175,000	5.000		04/01/2030	174,994
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
100,000	5.000		11/15/2045	101,151
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
250,000	5.000		12/31/2057	249,444
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
750,000	5.750		06/30/2048	779,101
100,000	5.250		06/30/2053	99,782
Pennsylvania Economic Development Financing Authority University RB Eastern University Project Series 2026 (NR/BBB-)
200,000	5.000		10/01/2045	197,648
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
100,000	4.000		04/15/2036	100,083
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
100,000	5.125		06/15/2042	100,176
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB)
100,000	5.000	(d)	06/15/2033	100,332
Philadelphia Redevelopment Authority City Service Agreement RB Series B of 2026 City of Philadelphia H.O.M.E. Plan (Tax- Exempt) (A1/A+)
355,000	5.000		11/01/2042	382,827
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
420,000	5.000		01/01/2038	421,088
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000		10/01/2049	83,470
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/NR)
35,000	7.000		06/30/2039	29,382

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
$136,000	0.000	%(h)	06/30/2044	$100,041
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/NR)
18,000	0.000	(h)	06/30/2044	10,007
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
63,000	8.000		06/30/2034	64,286
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
50,000	6.000		06/30/2034	53,275
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
898,000	5.000		06/30/2039	844,795
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
30,000	6.000	(d)	07/01/2029	29,928

				7,380,425

Puerto Rico - 8.7%
GDB Debt Recovery Authority Bonds (NR/NR)
281,885	7.500		08/20/2040	276,256
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406	5.250		07/01/2038	91,427
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
500,000	5.000	(d)	07/01/2035	516,485
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
250,000	5.000	(d)	07/01/2037	258,860
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
2,005,000	5.000	(d)	07/01/2047	1,967,133
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
1,030,000	4.000	(d)	07/01/2042	973,215
Puerto Rico Commonwealth GO Bonds (NR/NR)
566,715	0.010	(a)(h)(i)	11/01/2043	379,699
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
541,411	0.010	(a)(h)(i)	11/01/2051	330,261
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
500,475	0.010	(a)(h)(i)	11/01/2051	346,579
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
322,380	5.625		07/01/2029	340,388
755,281	5.750		07/01/2031	824,587
764,493	0.000	(e)	07/01/2033	554,817
248	4.000		07/01/2033	248
132,356	4.000		07/01/2035	130,404
223,596	4.000		07/01/2037	215,888
729,448	4.000		07/01/2041	675,045
1,335,624	4.000		07/01/2046	1,146,190
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)
275,000	5.000	*	07/01/2042	182,531
250,000	5.050	*	07/01/2042	165,938

The accompanying notes are an integral part of these financial statements.	215

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)
$50,000	7.000	%*	07/01/2033	$33,187
125,000	6.750	*	07/01/2036	82,969
150,000	7.000	*	07/01/2040	99,563
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)
100,000	5.250	*	07/01/2031	66,375
Puerto Rico Electric Power Authority Power RB Series CCC (NR/ NR)
250,000	5.250	*	07/01/2026	165,938
470,000	5.250	*	07/01/2027	311,962
415,000	5.000	*	07/01/2028	275,456
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)
125,000	5.000	*	07/01/2032	82,968
25,000	5.000	*	07/01/2037	16,594
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)
125,000	5.250	*	07/01/2035	82,969
900,000	5.250	*	07/01/2040	597,375
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)
145,000	4.250	*	07/01/2020	96,425
50,000	5.250	*	07/01/2026	33,187
Puerto Rico Electric Power Authority Power RB, Series 2013A (NR/NR)
75,000	7.000	*	07/01/2043	49,781
Puerto Rico Electric Power Authority Power RB, Series AAA (NR/NR)
50,000	5.250	*	07/01/2024	33,250
Puerto Rico Electric Power Authority Power Revenue Custodial Receipts Series Prb MM (NATL) (NR/NR)
500,000	0.000	(d)(h)	07/01/2030	321,875
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
175,000	5.000	*	07/01/2037	116,156
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
150,000	6.500		01/01/2041	170,471
350,000	6.500		01/01/2042	395,446
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
775,000	4.550		07/01/2040	771,974
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
1,111,000	4.329		07/01/2040	1,094,899
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
451,000	0.000	(e)	07/01/2031	374,870
599,000	0.000	(e)	07/01/2033	460,250
2,935,000	0.000	(e)	07/01/2046	1,028,381
3,056,000	0.000	(e)	07/01/2051	779,387
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,504,000	4.329		07/01/2040	3,453,220
19,000	4.536		07/01/2053	16,979
3,129,000	4.784		07/01/2058	2,889,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
$1,208,000	4.500%		07/01/2034	$1,207,978
270,000	4.750		07/01/2053	251,421
3,892,000	5.000		07/01/2058	3,699,918

				28,436,175

Rhode Island - 0.4%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGM) (A1/AA)
150,000	5.250		09/15/2043	161,021
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
350,000	5.250		05/15/2049	350,386
500,000	5.250		05/15/2054	490,120
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
250,000	5.000		10/01/2042	260,256
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000	4.450		10/01/2044	198,269

				1,460,052

South Carolina - 1.0%
Lancaster County South Carolina Roselyn Residential Improvement District Assessment RB, Series 2025 (NR/NR)
100,000	6.000	(d)	06/01/2045	103,528
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
100,000	3.625	(d)	11/01/2031	91,032
100,000	3.750	(d)	11/01/2036	84,373
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
100,000	5.125	(d)	06/15/2042	95,735
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
250,000	4.000		11/01/2042	236,923
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group, Series 2024A (A1/A+)
295,000	5.250		11/01/2044	314,026
South Carolina Jobs-Economic Deveopment Authority RB Wesley Commons Project Series 2025A (NR/NR)
640,000	5.625		10/01/2050	633,370
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
480,000	5.750		12/01/2047	516,257
South Carolina State Housing Finance and Development Authority Mortgage RB, Series 2025 B (NON-AMT) (GNMA/FNMA/ FHLMC) (Aaa/NR)
585,000	5.000		07/01/2050	587,226
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
795,000	3.000		04/15/2049	603,818

				3,266,288

216	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
$50,000		4.000%		08/01/2051	$39,233

Texas - 11.4%
Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
1,000,000		3.000		02/15/2042	839,506
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)
455,000		5.250	(d)	09/01/2047	451,633
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000		4.250	(d)	06/15/2039	143,015
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
100,000		5.625	*	08/15/2052	52,000
Arlington Higher Education Finance Corporation Education RB Logos Preparatory Academy Series 2026 (NR/NR)
275,000		5.000	(d)	06/01/2040	260,146
Baybrook Municipal Utility District No. 1 Texas UT Bonds Series 2025 (BAM) (Baa1/AA)
1,000,000		4.250		05/01/2050	903,625
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
301,000		3.750	(d)	09/15/2031	298,482
100,000		4.500	(d)	09/15/2031	99,895
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
100,000		5.750	(d)	09/01/2042	105,381
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
100,000		4.875	(d)	09/15/2031	101,236
City of Anna Special Assessment RB for Woods at Lindsey Place Public and District Improvement Area #1 Project Series 2023
(NR/NR	)
100,000		5.625	(d)	09/15/2043	103,693
City of Anna Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (NR/NR)
679,000		5.875	(d)	09/15/2051	694,097

City of Anna Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB Series 2021 Sherley Tract Public Improvement District No. 2 Major Improvement Area Project (NR/NR)

504,000		5.000	(d)	09/15/2051	463,967
City of Anna Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2026 (NR/NR)
103,000		5.350	(d)	09/15/2046	101,022
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
250,000		5.000		09/01/2045	256,432
City of Aubrey Texas A Municipal Corp. of The State of Texas Located in Denton County Special Assessment RB Series 2025 (Duck Point Public Improvement District) (NR/NR)
250,000		5.375	(d)	12/31/2045	247,392

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Boyd Texas, A Municipal Corporation of The State of Texas Located in Wise County Special Assessment RB, Series 2025 (NR/NR)
$100,000	5.625	%(d)	09/15/2045	$102,957
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Improvement Area #1 Project) (NR/NR)
215,000	5.000	(d)	09/01/2033	217,265
City of Buda Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (Persimmon Public Improvement District Major Improvement Area Project) (NR/NR)
100,000	5.750	(d)	09/01/2033	100,803
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
50,000	3.375	(d)	09/01/2041	40,603
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000	4.250	(d)	09/01/2041	46,322
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
100,000	4.875	(d)	09/01/2042	98,322
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
325,000	4.375		09/01/2030	326,820
107,000	4.875	(d)	09/01/2030	108,851
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000	3.625	(d)	09/01/2032	91,848

City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding and Improvement Bonds, Series 2025 (The Lakes At Mustang Ranch Public Improvement District Major Improvement Area And P (AGC) (NR/AA)

374,000	4.750		09/01/2054	361,822
City of Celina Texas A Municipal Corporation of The State of Texas Located In Collin and Denton Counties Special Assessment RB Series 2026 (NR/NR)
100,000	4.125		09/01/2036	99,111
100,000	5.375	(d)	09/01/2053	98,538
City of Celina Texas A Municipal Corporation of The State of Texas Located In Collin and Denton Counties Special Assessment RB, Series 2025 (NR/NR)
132,000	6.125		09/01/2055	128,676
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
100,000	5.500	(d)	09/01/2045	100,597
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
100,000	5.375	(d)	09/01/2043	101,793
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
75,000	5.000		09/01/2038	78,648
85,000	5.000		09/01/2045	86,036

The accompanying notes are an integral part of these financial statements.	217

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
$100,000	5.000%		09/01/2034	$107,156
100,000	5.000		09/01/2037	105,378
100,000	5.000		09/01/2040	103,952
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
100,000	5.000		09/01/2038	104,865
125,000	5.000		09/01/2045	126,523
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
75,000	5.000		09/01/2038	78,649
125,000	5.000		09/01/2045	126,523
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
530,000	5.500	(d)	09/15/2032	550,610
City of Dayton Texas A Municipal Corporation of The State of Texas Located in Liberty County Special Assessment RB Series 2025 (NR/NR)
200,000	5.250	(d)	09/01/2045	200,382
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
50,000	5.000	(d)	09/01/2044	49,829
City of Dripping Springs Texas A Municipal Corporation of The State of Texas Located In Hays County Special Assessment RB, Series 2025 (NR/NR)
100,000	4.250		09/01/2035	99,207
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
300,000	5.375	(d)	09/01/2043	306,823
City of Ennis Texas A Municipal Corporation of The State of Texas Located In Ellis County Special Assessment RB, Series 2025 (NR/NR)
100,000	4.125	(d)	09/15/2035	98,664
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
100,000	3.375	(d)	08/15/2030	95,571
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
100,000	3.375	(d)	08/15/2031	93,886
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
317,000	5.875	(d)	08/15/2042	321,732
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
75,000	4.250	(d)	08/15/2042	71,569
City of Garland, Texas (Dallas, Collin and Rockwall Counties) Water and Sewer System Revenue Refunding Bonds, Series 2025 (NR/AA-)
730,000	5.000		03/01/2043	779,502

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
$91,000	3.625	%(d)	09/15/2027	$90,829
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB+)
200,000	5.000		07/15/2028	205,083
City of Houston Higher Education Finance Corp. University RB Houston Christian University Project Series 2025 (NR/BBB-)
100,000	5.125		10/01/2051	94,621
City of Houston Texas Convention & Entertainment Facilities Department First Lien Hotel Occupancy Tax and Special Revenue and Refunding Bonds Series 2026C (AGM) (NR/AA)
1,000,000	5.250	(f)	09/01/2051	1,047,702
City of Houston Texas Convention & Entertainment Facilities Department Second Lien Hotel Occupancy Tax and Special RB Series 2026D (AGM) (NR/AA)
100,000	5.250	(f)	09/01/2051	102,687
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
519,000	3.625	(d)	09/01/2041	443,580
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
100,000	3.500	(d)	09/01/2041	84,135
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
100,000	3.875	(d)	09/01/2041	89,933
City of Hutto Texas A Municipal Corp. of The State of Texas Located in Williamson County Special Assessment RB Series 2025 (Prairie Winds Public Improvement District Improvement Area #1) (NR/NR)
390,000	5.125	(d)	09/01/2045	386,534
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
100,000	3.375	(d)	09/01/2031	95,486
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
200,000	4.125	(d)	09/01/2041	186,922
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)
187,000	4.875	(d)	09/01/2030	189,037
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
177,000	4.750	(d)	09/01/2033	178,617
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500		09/15/2039	367,916
City of Lavon, Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
100,000	6.125		09/15/2045	100,516
City of Lavon, Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
202,000	5.375		09/15/2045	202,335
City of Lavon, Texas Special Assessment RB Series 2025 (NR/NR)
304,000	6.000	(d)	09/15/2054	310,720

218	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
$400,000	4.000	%(d)	09/01/2054	$291,857
City of Liberty Texas A Municipal Corporation of The State of Texas Located In Liberty County Special Assessment RB Series 2026 Liberty Ranch Public Improvement District (NR/NR)
170,000	5.500		09/01/2046	167,071
City of Lowry Crossing Texas, A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2025 (NR/NR)
125,000	4.750	(d)	09/15/2035	128,487
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
100,000	5.375	(d)	09/15/2044	101,751
City of Manor Texas A Municipal Corporation of The State of Texas Located in Travis County Special Assessment RB, Series 2025 (NR/NR)
100,000	6.000	(d)	09/15/2036	103,019
City of Mansfield Texas A Municipal Corp. of The State of Texas Located In Tarrant Johnson and Ellis Counties Special Assessment RB Series 2025 (NR/NR)
1,036,000	6.000	(d)	09/15/2045	1,072,834
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
205,000	5.000	(d)	09/15/2027	207,217
City of McLendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500		09/15/2035	43,661
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
100,000	4.750	(d)	09/01/2030	101,616
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
122,000	5.500	(d)	09/01/2043	126,110
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
75,000	5.125	(d)	09/01/2052	70,816
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
100,000	3.875	(d)	09/15/2041	89,671
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
100,000	5.250	(d)	09/15/2042	101,308
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
150,000	6.000	(d)	09/15/2042	153,453

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
$50,000	6.125	%(d)	09/01/2043	$52,370
City of Mustang Ridge Texas Special Assessment RB, Series 2025 (NR/NR)
706,000	5.875	(d)	09/01/2045	729,812
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
100,000	5.350	(d)	09/15/2044	100,142
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
100,000	5.750	(d)	09/15/2032	103,378
100,000	5.500	(d)	09/15/2042	101,570
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
100,000	5.500	(d)	09/15/2042	101,570
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
147,000	5.375	(d)	09/15/2027	147,861
410,000	5.625	(d)	09/15/2032	424,122
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.375	(d)	09/15/2051	100,765
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.000	(d)	09/15/2051	99,063
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000	4.250	(d)	09/01/2042	48,910
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875		09/01/2039	100,929
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
25,000	3.375	(d)	09/01/2041	20,301
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
75,000	5.125	(d)	09/01/2042	76,263
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
100,000	7.000	(d)	09/01/2043	103,605
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
100,000	6.250	(d)	09/01/2043	105,906
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
100,000	5.125	(d)	09/01/2043	100,264
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
100,000	3.750	(d)	09/01/2040	90,339

The accompanying notes are an integral part of these financial statements.	219

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
$50,000	3.250	%(d)	09/01/2041	$39,944

City of Princeton Texas A Municipal Corp. of The State of Texas Located In Collin County Special Assessment RB Series 2025 (Westridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)

244,000	5.375	(d)	09/01/2045	246,172
City of Princeton Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
200,000	4.500	(d)	09/01/2032	203,717
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
409,000	3.375	(d)	09/15/2041	331,847
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
50,000	3.375	(d)	09/15/2030	47,964
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
400,000	4.875	(d)	09/15/2040	388,771
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
100,000	6.375	(d)	09/15/2053	102,050
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
100,000	3.250	(d)	09/15/2030	94,766
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
291,000	4.625	(d)	09/01/2032	287,074
City of Seagoville Texas Special Assessment RB, Series 2025 (NR/ NR)
894,000	6.000	(d)	09/15/2054	909,411
City of Terrell Texas A Municipal Corporation of The State of Texas Located In Kaufman County pecial Assessment RB, Series 2025 (NR/NR)
225,000	6.000	(d)	09/15/2045	232,163
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
250,000	6.625	(d)	09/01/2052	257,417
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
302,000	5.125	(d)	08/15/2032	311,941
City of Wharton, Texas Special Assessment RB, Series 2025 (Wharton Public Improvement District No. 2 Phase #1 Project and Phase #2 Project) (NR/NR)
100,000	5.750	(d)	09/15/2045	102,603
City of Anna Texas A Municipal Corporation of The State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
875,000	5.875	(d)	09/15/2055	886,399
City of Princeton Texas A Municipal Corporation of the State of Texas Located In Collin County Special Assessment RB, Series 2025 (NR/NR)
1,021,000	5.625		09/01/2055	1,009,516

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Clifton Higher Education Finance Corporation Education Revenue and Refunding Bonds Idea Public Schools, Series 2025 (PSF-GTD) (NR/AAA)
$300,000	5.000%		08/15/2040	$320,716
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
50,000	3.250	(d)	09/01/2041	39,944
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
25,000	2.500		10/01/2031	22,491
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
100,000	4.500	(d)	09/01/2041	94,084
Crandall Economic Development Corp. Kaufman County Sales Tax RB, Series 2025 (BAM) (NR/AA)
100,000	5.000		08/15/2045	101,137
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
100,000	5.000		08/15/2047	100,228
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Improvement Area #1 Project (NR/NR)
100,000	4.500	(d)	12/31/2035	101,560
Denton County Texas Special Assessment RB Series 2025 Green Meadows Public Improvement District Major Improvement Area Project (NR/NR)
100,000	5.000	(d)	12/31/2035	101,532
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
100,000	5.000	(d)	08/15/2044	93,454
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125		08/15/2036	62,985
70,000	3.250		08/15/2041	53,539
El Paso County Hospital District Refunding RB Series 2024 (BAM) (NR/AA)
600,000	4.250		02/15/2054	547,197
Harris County Cultural Education Facilities Finance Corporation Hospital RB Texas Children’s Hospital Series 2021C (Aa2/ AA-/A-1)
1,000,000	2.700	(a)(b)	10/01/2041	1,000,000
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
500,000	4.050	(a)(b)	11/01/2050	508,208
Harris County Municipal Utility District No. 490 Unlimited Tax Bonds Series 2025 (BAM) (NR/AA)
860,000	4.500		03/01/2046	837,076
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
283,000	4.875	(d)	09/15/2032	295,056
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
320,000	2.250		09/01/2030	286,317

220	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Longview Independent School District, A Political Subdivision of The State of Texas Located In Gregg County Texas Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
$295,000	4.000%		02/15/2049	$267,065
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
135,000	4.250		05/01/2030	138,207
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
100,000	4.625	(d)	10/01/2031	100,117
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
50,000	5.250		02/15/2030	50,426
Montgomery County Texas A Political Subdivision of the State of Texas Special Assessment RB Series 2025 (NR/NR)
100,000	5.500		09/15/2054	98,411
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
125,000	4.000	(d)	08/15/2036	114,925
New Hope Cultural Education Facilities Finance Corp. Education RB Jubilee Academic Center 2024A and Taxable Education RB 2024B (NR/BB+)
125,000	4.500	(d)	08/15/2044	113,160
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
325,000	5.500		01/01/2057	294,245
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living RB Series 2021A-1 (NR/NR)
300,000	5.250		01/01/2042	294,610
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
50,000	3.000	(d)	09/15/2026	49,835
300,000	3.625	(d)	09/15/2031	293,357
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
200,000	0.000	(e)	01/01/2037	132,725
North Texas Tollway Authority RB for Second Tier Series 2021 B (A1/A+)
1,725,000	4.000		01/01/2040	1,702,361
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR)
150,000	2.500	(d)	01/01/2030	130,506
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
175,000	3.000	(d)	01/01/2050	105,446
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
200,000	10.000	(d)	07/01/2026	200,170
South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
50,000	4.500		04/01/2030	50,357
75,000	5.000		04/01/2038	76,454
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
100,000	5.000		10/01/2044	101,536

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
$125,000	4.250%		08/15/2053	$114,223
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply RB Series 2024 (A1/NR)
700,000	5.000	(a)(b)	01/01/2055	743,615
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
200,000	5.250	(d)	09/15/2042	203,830
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
100,000	5.000		09/01/2044	100,277
Upper Trinity Regional Water District (BAM) (NR/AA)
420,000	5.250		08/01/2042	450,556
Upper Trinity Regional Water District Regional Treated Water Supply System Revenue Refunding Bonds, Series 2025 (BAM) (NR/AA)
255,000	5.250		08/01/2041	275,972
450,000	5.250		08/01/2043	477,903
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000		09/01/2034	89,187
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875		12/01/2030	46,563
Westside 211 Special Improvement District Limited Ad Valorem Tax And Subordinate Lien Sales And Use Tax Road Bonds, Series 2025 (BAM) (Baa3/AA)
400,000	5.000		08/15/2053	387,850

				37,495,217

Utah - 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
500,000	3.500	(d)	03/01/2036	452,751
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.625	(d)	12/01/2053	100,059
Downtown Daybreak Public Infrastructure District No. 1 Utah Tax Increment RB Series 2026 (NR/NR)
500,000	5.000	(d)	03/01/2041	501,051
Downtown Revitalization Public Infrastructure District Second Lien Sales Tax RB Seg Redevelopment Project, Series 2025B (AGM) (A1/AA)
650,000	5.250		06/01/2043	710,715
Mida Cormont Public Infrastructure District Limited Tax GO Convertible Capital Appreciation Bonds Series 2025A-2 (NR/NR)
500,000	0.000	(d)(h)	06/01/2055	428,458
Mida Mountain Village Public Infrastructure District Subordinate Tax Allocation RB Series 2024-2 (NR/NR)
500,000	5.750	(d)	06/15/2044	515,170
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
250,000	5.750	(d)	06/15/2052	237,849

The accompanying notes are an integral part of these financial statements.	221

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
$100,000	4.000	%(d)	07/15/2037	$87,369
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
145,000	4.000	(d)	06/15/2041	120,739

				3,154,161

Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
150,000	5.000	(a)(b)(d)	06/01/2052	151,443
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000	5.500	(d)	10/01/2043	155,502

				306,945

Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
250,000	5.000		10/01/2039	254,236
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note, Series 2025 (NR/A)
275,000	5.000		09/01/2043	291,680

				545,916

Virginia - 0.7%
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
195,000	7.000		09/01/2053	212,790
Economic Development Authority of The City of Salem Virginia Educational Facilities RB Roanoke College Series 2025 (NR/BBB+)
100,000	5.500		04/01/2045	101,375
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
120,000	5.000	(a)(b)	05/01/2043	120,208
Tobacco Settlement Corp VA Asset Backed Bonds 2007B-1 (B3/B-)
255,000	5.000		06/01/2047	209,748
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
305,000	0.000	(e)	06/01/2047	75,594
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
200,000	5.375		09/01/2029	201,410
Virginia College Building Authority Educational Facilities RB Regent University Project, Series 2025 (NR/BBB)
100,000	6.000		06/01/2050	104,232
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100		12/01/2045	203,093
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
165,000	5.000		10/01/2036	178,805

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-) – (continued)
$175,000	5.000%		10/01/2037	$189,077
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
125,000	5.000		12/31/2052	121,040
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB)
500,000	4.000		01/01/2048	443,156
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
50,000	5.000		12/31/2052	47,717

				2,208,245

Washington - 0.9%
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
215,000	5.000		05/01/2042	216,368
Port of Seattle Intermediate Lien RB Series 2019 (Aa3/AA-)
225,000	5.000		04/01/2039	230,778
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
100,000	5.500		12/01/2044	104,419
Spokane County Washington Airport RB Series 2024B (AMT) (A2/A)
210,000	5.250		01/01/2041	222,656
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
340,000	5.000		08/01/2038	350,518
Washington State Convention Center Public Facilities District RB Series 2018 (A3/BBB+)
950,000	5.000		07/01/2048	944,792
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding RB Josephine Caring Community Project Series 2025B1 (Tax-Exempt) (NR/NR)
350,000	4.200	(d)	07/01/2030	348,147
475,000	4.500	(d)	07/01/2031	472,713
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
100,000	5.625	(d)	07/01/2038	107,298

				2,997,689

West Virginia - 0.6%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
95,000	4.125	(d)	06/01/2043	86,602
The County Commission of Ohio County, West Virginia Special District Excise Tax Revenue Refunding and Improvement Bonds, Series 2025 A (AGM) (NR/AA)
250,000	5.500		06/01/2054	260,068
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
380,000	3.375	(a)(b)	03/01/2040	382,580
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
145,000	5.125		09/01/2042	154,457

222	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

West Virginia – (continued)
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
$150,000	5.500%		09/01/2048	$157,531
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Ba1/BBB)
1,000,000	5.000		01/01/2043	923,836

				1,965,074

Wisconsin - 2.3%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
100,000	5.875	(d)	06/01/2052	95,028
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
25,000	6.375	(d)	07/01/2043	26,097
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
510,000	5.000	(d)	06/15/2041	487,748
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
100,000	5.000		06/15/2044	98,239
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
360,000	5.000	(d)	06/15/2032	364,451
Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
100,000	5.000	(d)	12/15/2039	100,603
100,000	5.000	(d)	12/15/2044	96,781
Public Finance Authority Education RB Mater Academy of Nevada Cactus Park Campus Project Series 2025A (NR/BB)
65,000	6.000	(d)	12/15/2045	67,813
Public Finance Authority Education RB Pinecrest Academy of Nevada—Pinecrest Academy Springs Campus Project Series 2025A (NR/BB+)
150,000	4.000	(d)	07/15/2033	148,668
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000	5.000	(d)	01/01/2042	183,408
Public Finance Authority Education Revenue Refunding Bonds for Pinecrest Academy of Nevada—Sloan Canyon Campus Project Series 2024A (NR/BB+)
100,000	4.500	(d)	07/15/2049	87,719
Public Finance Authority Educational Facilities RB Lindenwood Education System Series 2026 (NR/BBB-)
500,000	5.000		06/01/2040	502,161
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Ba2/BB)
220,000	4.300		11/01/2030	219,465
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
625,000	6.750	(d)	08/01/2031	437,500
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
50,000	5.000	(d)	12/01/2045	46,262

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
$100,000	5.000	%(d)	06/01/2061	$72,549
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000	4.000	(d)	03/01/2030	74,203
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
250,000	5.625	(d)	06/01/2050	247,385
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
290,000	6.500	(d)	06/01/2045	258,621
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
100,000	5.350		12/01/2045	100,648
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB-)
100,000	6.000	(d)	07/01/2031	93,507
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/NR)
200,000	5.250		11/15/2055	200,999
Public Finance Authority RB Kahala Nui Project Series 2025 (NR/BBB-)
400,000	5.500	(d)	06/01/2040	414,761
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
115,000	5.000	(d)	06/01/2039	108,996
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
150,000	4.500	(d)	07/01/2048	105,137
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
25,000	6.125	(d)	10/01/2049	21,592
Public Finance Authority RB Viticus Group Project Series 2025A (NR/NR)
100,000	6.250	(d)	12/01/2045	102,315
Public Finance Authority Senior Lien Toll RB, Series 2025 Georgia Sr 400 Express Lanes Project (Baa3/NR)
500,000	6.500		12/31/2065	545,518
Public Finance Authority Student Housing RB KSU Bixby Real Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
100,000	5.250		06/15/2050	99,346
Public Finance Authority Student Housing RB Series 2021A-1 (Ba2/NR)
50,000	4.000	(d)	07/01/2041	42,232
150,000	4.000	(d)	07/01/2051	109,210
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
525,000	5.000	(d)	06/01/2041	525,432
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
100,000	5.375	(d)	12/15/2032	99,545
Public Finance Authority, Wisconsin Texas Infrastructure Program, Tax-Exempt Revenue Anticipation, Capital Appreciation Bonds (Willow Springs Project) Series 2025 (NR/NR)
500,000	0.000	(d)(e)	12/15/2039	197,537

The accompanying notes are an integral part of these financial statements.	223

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
$30,000	3.000%		12/01/2031	$26,364
415,000	4.000		12/01/2041	331,334
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
250,000	4.500		02/15/2054	233,175
Wisconsin Health and Educational Facilities Authority Senior Living RB, Series 2025 (Chiara Housing and Services, Inc. Project) (NR/NR)
100,000	6.375		07/01/2045	105,858
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
300,000	5.000		02/01/2042	305,924

				7,384,131

TOTAL MUNICIPAL BONDS (Cost $327,452,219)				319,806,105

Corporate Bonds - 0.3%

Healthcare-Services - 0.0%
Toledo Hospital RB Series 2022 B
75,000	5.325%		11/15/28	75,662

Real Estate - 0.3%
Benloch Ranch Improvement Association No. 1 Series 2020
47,738	9.750	%(d)	12/01/39	37,035
Benloch Ranch Improvement Association No. 1 Series 2021
47,748	9.750	(d)	12/01/39	37,043
Benloch Ranch Improvement Association No. 2
700,000	10.000	(d)(j)	12/01/51	524,608
Brixton Park Improvement Association No. 1 Series
591,828	6.875	(d)(j)	12/01/51	513,890

				1,112,576

TOTAL CORPORATE BONDS (Cost $1,428,285)				1,188,238

Shares	Dividend Rate			Value

Investment Company - 0.2%(k)
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
537,360	3.536%			537,360
(Cost $537,360)

TOTAL INVESTMENTS - 98.1% (Cost $329,417,864)				$321,531,703

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%				6,121,905

NET ASSETS - 100.0%				$327,653,608

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)

Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2026.
(c)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	When-issued security.
(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

224	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Investment Abbreviations:
ABS	-	Asset-Backed Security
AGC	-	Insured by Assured Guaranty Corp.
AGM	-	Insured by Assured Guaranty Municipal Corp.
AGM-CR	-	Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC	-	Insured by American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax (subject to)
BAM	-	Build America Mutual Assurance Co.
CCRC	-	Congregate Care Retirement Center
CFD	-	Community Facilities District
COPS	-	Certificates of Participation
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage
Association
GO	-	General Obligation
HUD SECT 8	-	Hud Section 8
IDA	-	Industrial Development Agency
LP	-	Limited Partnership
LT	-	Limited Tax
MTA	-	Metropolitan Transportation Authority
MUN GOVT GTD	-	Municipal Government Guaranteed NATL
NATL	-	National Public Finance Guarantee Corp.
NR	-	Not Rated
PSF-GTD	-	Guaranteed by Permanent School Fund
RB	-	Revenue Bond
RR	-	Revenue Refunding
SD CRED	-
PROG		School District Credit Program
SOFR	-	Secured Overnight Financing Rate

Investment Abbreviations: (continued)
ST AID WITHHLDG	-	State Aid Withholding
ST INTERCEPT	-	State Aid Intercept
UPMC	-	University of Pittsburgh Medical Center
USD	-	United States Dollar
UT	-	Unlimited Tax

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(96)	06/18/26	$(11,163,000)	$144,470

The accompanying notes are an integral part of these financial statements.	225

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.3%

Alabama - 2.3%
Alabama Federal Aid Highway Finance Authority Special Obligation RB Series 2016A (NR/NR)
$10,000,000	5.000	%(a)	09/01/2026	$10,103,359
Alabama Housing Finance Authority Multifamily Housing RB for Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,005,000	5.000	(b)(c)	02/01/2029	1,039,385
Alabama Housing Finance Authority Multi-Family Housing RB Providence Park Apartments Project 2025 Series E (Aa1/NR)
1,200,000	3.150	(b)(c)	07/01/2029	1,201,825
Alabama Housing Finance Authority Multifamily Housing RB The Grove at South Jefferson 2025 Series D (Aa1/NR)
2,400,000	3.200	(b)(c)	07/01/2029	2,402,998
Black Belt Energy Gas District Gas Supply RB Series 2022 (Aa1/NR)
17,060,000	4.000	(b)(c)	07/01/2052	17,232,835
Chatom Industrial Development Board Gulf Opportunity Zone Refunding Bonds for Powersouth Energy Cooperative Projects Series 2020 (AGM) (A1/AA)
550,000	5.000		08/01/2027	564,958
485,000	5.000		08/01/2028	506,842
485,000	5.000		08/01/2029	514,867
425,000	5.000		08/01/2030	456,817
City of Huntsville Alabama GO Refunding School Warrants Series 2017-E (Aaa/AAA)
3,145,000	3.000		11/01/2032	3,057,764
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,430,000	5.000		11/15/2026	1,447,318
1,480,000	5.000		11/15/2027	1,520,834
2,750,000	5.000		11/15/2028	2,862,348
1,335,000	5.000		11/15/2029	1,404,802
Houston County Healthcare Authority Hospital RB for Southeast Alabama Medical Center Series 2016-A (NR/NR)
2,500,000	5.000		10/01/2030	2,500,000
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
1,250,000	5.000		10/01/2026	1,264,093
1,000,000	5.000		10/01/2027	1,031,917
1,000,000	5.000		10/01/2028	1,050,318
Southeast Energy Authority A Cooperative District Energy Supply RB, Series 2025E (Aa3/NR)
30,000,000	5.000		10/01/2030	31,832,046
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
8,590,000	5.000	(b)(c)	01/01/2054	9,014,475
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
3,285,000	5.250	(b)(c)	12/01/2053	3,506,211
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
6,230,000	3.650	(c)	06/01/2028	6,296,040
The Industrial Development Board of The City of Mobile Alabama Pollution Control RB Alabama Power Company Barry Plant Project Series 2008 (A1/A/A-1) (PUTABLE)
1,625,000	2.750	(b)(c)	07/15/2034	1,610,537
The Industrial Development Board of The City of Mobile Alabama Pollution Control RB Alabama Power Company Barry Plant Project, Series 2007-A (A1/A) (PUTABLE)
4,500,000	3.375	(b)(c)	06/01/2034	4,542,356

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
$2,530,000	3.780	%(b)(c)	06/01/2034	$2,534,665
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
3,530,000	3.450	(b)(c)	11/01/2033	3,502,912
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
4,575,000	3.750	(d)	09/01/2026	4,575,068

				117,577,590

Alaska - 0.3%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4 (AMT) (NR/AA-)
1,755,000	5.000		12/01/2030	1,774,755
1,960,000	5.000		12/01/2032	1,978,824
Matanuska-Susitna Borough State of Alaska Lease Revenue Refunding Bonds Series 2025B (Aa3/AA-)
2,190,000	5.000		09/01/2027	2,262,815
North Slope Borough General Purpose GO Bonds Series 2023A (NR/AA)
800,000	5.000		06/30/2026	804,820
2,000,000	5.000		06/30/2027	2,059,981
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000	5.000		06/30/2027	4,840,956
State of Alaska GO Refunding Bonds Series 2025A (Aa2/AA)
1,420,000	5.000		08/01/2027	1,466,206
2,130,000	5.000		08/01/2028	2,247,231

				17,435,588

Arizona - 3.7%

Arizona Board of Regents Acting on Behalf and For the Use and Benefit of Northern Arizona University Refunding Certificates of Participation Northern Arizona University Projects Series 2024 (AGM) (A1/AA)

1,400,000	5.000		09/01/2026	1,414,189
825,000	5.000		09/01/2027	852,886
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
79,130,000	4.160	(b)(e)	01/01/2037	77,772,778
Arizona IDA Multifamily Housing RB for Unity At West Glendale Project Series 2024 (Aa1/NR)
695,000	5.000	(b)(c)	03/01/2045	696,182
Arizona Industrial Development Authority Multifamily Housing Bonds Ironwood Ranch Apartments Project Series 2024 (Aa1/NR)
3,750,000	5.000	(b)(c)	02/01/2058	3,780,494
Arizona Industrial Development Authority Multifamily Housing Bonds The Ranches At Gunsmoke Project Series 2024 (Aa1/NR)
10,000,000	5.000	(b)(c)	03/01/2058	10,122,383
Arizona Industrial Development Authority Senior Living RB Second Tier Series 2025 A2 (NR/NR)
584,820	5.125		01/01/2059	439,158

226	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
Arizona Transportation Board Highway Revenue and Revenue Refunding Bonds Series 2023 (Aa1/AA+)
$3,800,000	5.000%		07/01/2027	$3,918,018
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2022 (Baa2/BBB)
10,125,000	5.000	(b)(c)	09/01/2042	10,284,267
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa2/BBB)
44,810,000	5.000	(b)(c)	09/01/2052	45,523,366
City of Phoenix Civic Improvement Corporation RB Civic Plaza Expansion Series 2005 B (BHAC-CR FGIC) (Aa1/AA+)
7,490,000	5.500		07/01/2034	8,792,190
Equitable Senior National Charter School Revolving Loan Fund RB for Arizona IDA Series 2023A Social Bonds (NR/A+)
10,000,000	5.000		11/01/2028	10,413,829
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000	3.875	(b)(c)	01/01/2038	1,738,307
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,750,000	0.875	(b)(c)	06/01/2043	3,708,633
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)
1,790,000	0.875	(b)(c)	06/01/2043	1,770,254
Osborn Elementary School District No. 8 of Maricopa County Arizona School Improvement Bonds Project of 2023 Series A (2024) (BAM) (NR/AA)
1,000,000	5.000		07/01/2026	1,006,575
Pima County Sewer System Revenue Refunding Obligations Series 2022 (NR/AA)
1,905,000	5.000		07/01/2026	1,916,560
2,000,000	5.000		07/01/2027	2,059,363
Salt River Project Agricultural Improvement and Power District Arizona Electric System RB 2017 Series A (Aa1/AA+)
1,000,000	5.000		01/01/2037	1,029,816
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
2,865,000	4.000		07/01/2034	2,777,546
The Industrial Development Authority of The County of Maricopa RB Banner Health, Series 2023A (NR/AA-)
3,410,000	5.000	(b)(c)	01/01/2053	3,417,590
Tucson Unified School District No. 1 of Pima County Arizona School Improvement Bonds Project of 2023 Series A (2024) (AGM) (Aa3/AA)
415,000	5.000		07/01/2026	417,529

				193,851,913

Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000		08/01/2026	553,146

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California - 8.6%
Alameda Corridor Transportation Authority Convertible Capital Appreciation RB Senior Lien 1999 A (NATL) (A3/A-)
$10,000,000	0.000	%(f)	10/01/2034	$7,440,452
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
370,000	4.000		09/01/2026	371,351
415,000	4.000		09/01/2027	416,304
410,000	4.000		09/01/2028	411,077
345,000	4.000		09/01/2029	345,709
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA) (SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	3.670	(b)(e)	04/01/2036	15,020,376
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
230,000	4.000		09/01/2026	230,963
235,000	4.000		09/01/2027	237,921
255,000	4.000		09/01/2029	257,382
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000	5.000	(b)(c)	02/01/2054	6,485,104
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
13,010,000	4.000	(b)(c)	05/01/2053	13,168,610
California Community Choice Financing Authority Clean Energy Project RB Series 2024E (Green Bonds) (A1/NR)
27,525,000	5.000	(b)(c)	02/01/2055	29,133,586
California Enterprise Development Authority RB Milken Community School Project Series 2026A (NR/BBB+)
4,555,000	5.000		07/01/2033	5,011,876
California Health Facilities Financing Authority Providence St. Joseph Health RB, Series 2025C (NR/A)
5,000,000	5.000	(b)(c)	10/01/2050	5,337,150
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
23,400,000	5.000		12/01/2028	24,510,272
California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
3,125,000	5.000		12/01/2036	3,374,141
California Health Facilities Financing Authority RB Adventist Health System/West Series 2025A (NR/BBB+)
11,500,000	5.000		12/01/2032	12,559,038
California Housing Finance Agency Limited Obligation Multifamily Housing Issue V RB 2023 (Aa1/NR)
1,043,000	5.000	(b)(c)	05/01/2054	1,051,820
California Housing Finance Agency Limited Obligation Multifamily Housing RB Santa Monica Christian Towers 2026 Issue I (HUD SECT 8) (Aa1/NR)
3,500,000	2.600	(b)(c)	10/01/2047	3,436,170
California Housing Finance Agency Limited Obligation Multifamily Housing RB Sutter Street 2025 Issue D (Aa1/NR)
1,200,000	2.750	(b)(c)	11/01/2029	1,191,788
California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
6,160,000	3.250		08/01/2029	6,220,818
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
18,000,000	1.200	(b)(c)	12/01/2050	17,064,385

The accompanying notes are an integral part of these financial statements.	227

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR) (SIFMA Municipal Swap Index Yield + 0.70%)
$5,000,000	3.120	%(b)(e)	12/01/2050	$4,995,842
California Infrastructure and Economic Development Bank RB Brightline West Passenger Rail Project, Series 2025C (Aa1/NR)
15,000,000	3.500	(b)(c)(d)	01/01/2065	15,007,078
California Municipal Finance Authority Insured Revenue and Refunding Bonds Aldersly Project, Series 2023B-2 Tax Exempt Mandatory Paydown Securities (CA MTG INS) (NR/AA-)
895,000	3.750		11/15/2028	895,161
California Municipal Finance Authority Multifamily Housing RB Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
2,700,000	3.150	(b)(c)	08/01/2059	2,706,058
California Municipal Finance Authority Multifamily Housing RB Palmdale Family Apartments 2025 Series A-1 (Aa1/NR)
10,000,000	2.950	(b)(c)	01/01/2056	10,004,446
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa2/NR)
300,000	5.000		10/01/2026	302,609
California Municipal Finance Authority RB Refunding for PRS-California Obligated Group Projects Series 2024A Tax-Exempt (NR/NR)
450,000	5.000		04/01/2026	450,000
370,000	5.000		04/01/2027	377,044
310,000	5.000		04/01/2028	321,230
250,000	5.000		04/01/2029	263,022
200,000	5.000		04/01/2030	213,046
210,000	5.000		04/01/2031	225,613
310,000	5.000		04/01/2032	336,079
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
1,000,000	5.000		06/30/2026	1,003,750
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
4,265,000	5.000		06/30/2028	4,425,033
3,235,000	5.000		12/31/2028	3,354,657
California Municipal Finance Authority Solid Waste Disposal RB Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
1,450,000	3.375	(b)(c)	09/01/2050	1,439,915
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,155,000	3.700	(b)(c)	08/01/2040	1,172,591
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
1,500,000	4.300		07/01/2040	1,501,115
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa2/NR)
1,500,000	5.000	(d)	07/01/2037	1,502,145
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa2/NR)
2,700,000	5.000	(d)	07/01/2026	2,709,134

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa2/NR) – (continued)
$495,000	5.000	%(d)	07/01/2028	$512,031
4,610,000	5.000	(d)	07/01/2029	4,827,207
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa2/NR)
1,510,000	5.000	(d)	11/21/2045	1,510,093
California Pollution Control Financing Authority Water Furnishing RBPoseidon Resources Channelside LP Desalination Project, Series 2023 (AMT) (Baa2/NR)
4,170,000	5.000	(d)	07/01/2027	4,252,029
California Public Finance Authority RB for Henry Mayo Newhall Hospital Series 2021A (NR/BBB)
400,000	4.000		10/15/2027	403,828
California School Finance Authority School Facility RB Value Schools Series 2020A (NR/BBB-)
250,000	3.250	(d)	07/01/2030	242,836
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)
12,100,000	0.550	(b)(c)	11/01/2049	11,930,204
California State Various Purpose GO Bonds (Aa2/NR)
100,000	5.000		10/01/2035	100,143
California State Various Purpose GO Bonds (NR/NR)
1,000,000	5.000		10/01/2035	1,001,383
California Statewide Communities Development Authority Multifamily Housing RB Vintage At Folsom 2024 Series E-2 (Aa1/NR)
675,000	5.000	(b)(c)	10/01/2028	694,830
California Statewide Communities Development Authority RB John Muir Health Series 2024A (NR/A)
450,000	5.000		12/01/2027	468,537
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A2/ BBB+)
8,515,000	1.450		04/01/2028	8,171,324
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
245,000	4.000		09/01/2027	246,961
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
1,285,000	5.000		09/01/2030	1,359,717
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
230,000	4.000		09/01/2026	230,687
City of Laguna Beach Underground Utility Assessment District No. 2014-2 Woods Cove Limited Obligation Improvement Bonds (NR/NR)
410,000	5.000		09/02/2027	421,504
220,000	5.000		09/02/2028	228,987
230,000	5.000		09/02/2029	241,034
240,000	5.000		09/02/2030	253,055
1,095,000	5.000		09/02/2034	1,182,039
City of Long Beach Marina Revenue Refunding Bonds Series 2025 (NR/A)
1,140,000	5.000		05/15/2026	1,143,289

228	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Long Beach Marina Revenue Refunding Bonds, Series 2025 (NR/A)
$1,260,000	5.000%		05/15/2027	$1,292,821
1,425,000	5.000		05/15/2028	1,492,554
1,000,000	5.000		05/15/2029	1,067,251
1,005,000	5.000		05/15/2030	1,090,071
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
750,000	5.000		05/15/2026	752,125
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000	5.000		05/15/2028	3,289,967
City of Los Angeles Department of Airports International Airport Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000	5.000		05/15/2029	1,002,394
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000	5.000		05/15/2030	5,218,813
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000		09/01/2028	309,845
330,000	4.000		09/01/2030	336,626
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
280,000	5.000	(d)	09/01/2032	283,392
City of San Francisco Infrastructure and Revitalization Financing District Tax Increment RB Series 2022A (NR/NR)
100,000	5.000	(d)	09/01/2027	102,618
City of San José Multifamily Housing RB for Parkmoor Series 2023F-2 (Cash Collateralized) (HUD SECT 8) (Aa1/NR)
1,450,000	5.000	(b)(c)	06/01/2027	1,455,240
Community Facilities District No. 2003-3 of The City of Chino Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
285,000	4.000		09/01/2029	289,000
County of Sacramento Airport System Senior RB Series 2025A (AMT) (A2/A+)
655,000	5.000		07/01/2030	703,852
700,000	5.000		07/01/2031	760,738
1,000,000	5.000		07/01/2032	1,093,276
County of Sacramento Airport System Subordinate RB Series 2025D (AMT) (AGM) (A1/AA)
880,000	5.000		07/01/2030	947,450
920,000	5.000		07/01/2031	1,002,149
970,000	5.000		07/01/2032	1,067,373
Department of Water and Power of The City of Los Angeles Power System RB 2025 Series A (Aa3/NR)
4,625,000	5.000		07/01/2028	4,789,309
Department of Water and Power of The City of Los Angeles Power System RB, Series 2025 B (Aa3/NR)
4,000,000	5.000		07/01/2030	4,310,228
Department of Water and Power of The City of Los Angeles Water System RB 2018 Series B (Aa3/AA-)
1,515,000	5.000		07/01/2032	1,576,639
Department of Water and Power of The City of Los Angeles Water System RB 2025 Series A (Aa3/NR)
6,500,000	5.000		01/01/2030	6,884,756

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
El Centro Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
$1,025,000	5.000%		06/15/2030	$1,123,297
El Centro Elementary School District Imperial County California 2025 GO Bond Anticipation Notes Series B-2 (NR/A+)
1,160,000	5.000		06/15/2030	1,271,243
EL Rancho Unified School District Los Angeles County California GO Bond Anticipation Notes Series 2025 (NR/A+)
3,000,000	0.000	(f)	08/01/2028	2,802,573
Harbor Department of The City of Los Angeles Refunding RB 2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000	5.000		08/01/2031	3,285,012
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (NR/A-)
1,820,000	3.678		06/01/2038	1,771,108
Irvine Facilities Financing Authority Gateway Preserve Land Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000	5.250		05/01/2048	7,005,240
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
645,000	5.000		09/01/2026	650,054
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
425,000	5.000		09/01/2026	428,330
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
410,000	5.000		09/01/2030	429,972
355,000	5.000		09/01/2032	370,503
420,000	5.000		09/01/2034	435,828
530,000	5.000		09/01/2036	546,447
Los Angeles County Development Authority Multifamily Housing RB West La Va - Building 156 & 157 Apartments, 2023 Series C (HUD SECT 8) (Aa1/NR)
2,370,000	3.750	(b)(c)	12/01/2046	2,370,942
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa3/AA) (3M USD SOFR + 0.63%)
7,000,000	3.262	(e)	09/01/2037	6,816,562
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-) (3M USD SOFR + 0.72%)
3,695,000	3.348	(e)	07/01/2027	3,691,619
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000		08/15/2027	256,719
200,000	5.000		08/15/2028	208,351
Oxnard School District Ventura County California 2026 GO Bond Anticipation Notes (NR/A+)
1,000,000	0.000	(f)	02/01/2031	845,233
Perris Joint Powers Authority Local Agency RB 2024 Series (NR/NR)
820,000	5.000		09/01/2026	827,109
870,000	5.000		09/01/2027	893,876
900,000	5.000		09/01/2028	936,730
930,000	5.000		09/01/2029	978,575
1,005,000	5.000		09/01/2030	1,065,123
1,080,000	5.000		09/01/2031	1,153,743
1,145,000	5.000		09/01/2032	1,230,754

The accompanying notes are an integral part of these financial statements.	229

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$305,000	4.000%		09/01/2027	$305,681
500,000	4.000		09/01/2028	501,045
900,000	3.000		09/01/2032	853,975
820,000	3.000		09/01/2033	767,697
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
210,000	4.000		09/01/2026	210,532
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000		09/01/2029	788,511
Roseville Joint Union High School District Placer and Sacramento Counties California 2026 GO Refunding Bonds Series A Forward Delivery (Aa2/NR)
985,000	5.000	(g)	08/01/2029	1,045,307
1,135,000	5.000	(g)	08/01/2030	1,226,250
1,200,000	5.000	(g)	08/01/2031	1,317,417
1,300,000	5.000	(g)	08/01/2032	1,445,739
1,450,000	5.000	(g)	08/01/2033	1,632,170
Sacramento City Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.57%)
10,000,000	3.202	(e)	06/01/2039	9,539,277
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD SOFR + 0.55%)
13,935,000	3.182	(e)	06/01/2034	13,628,334
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2019 H (AMT) (Aa3/AA-)
4,000,000	5.000		05/01/2027	4,086,892
San Francisco City & County Airport Comm-San Francisco International Airport (Aa3/NR)
25,000,000	5.000		05/01/2033	27,659,297
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (B1/NR)
1,020,000	3.000		08/01/2026	1,011,996
San Mateo Union High School District San Mateo County, California 2026 GO Refunding Bonds (Forward Delivery) (Aaa/NR)
1,250,000	5.000	(g)	09/01/2027	1,293,333
1,760,000	5.000	(g)	09/01/2028	1,869,634
2,300,000	5.000	(g)	09/01/2029	2,500,659
1,850,000	5.000	(g)	09/01/2030	2,052,860
1,350,000	5.000	(g)	09/01/2031	1,525,515
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds, Series 2025A (AGM) (NR/AA)
440,000	5.000		12/01/2031	495,371
300,000	5.000		12/01/2032	342,174
Southern California Public Power Authority A Public Entity Organized Under The Laws of The State of California Southern Transmission System Renewal Project RB 2025-2 (Aa3/NR)
11,200,000	5.000	(b)(c)	07/01/2053	11,753,423
State of California Various Purpose GO Bonds (Aa2/AA-)
2,000,000	7.500		04/01/2034	2,297,643

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
$20,000,000	5.000%		12/01/2028	$21,276,184
Successor Agency to The Redevelopment Agency of The City and County of San Francisco 2016 Series A Tax Allocation Refunding Bonds (Mission Bay North Redevelopment Project) (NR/A)
400,000	5.000		08/01/2035	402,337
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,200,000	5.000		10/01/2026	1,209,840
1,435,000	5.000		10/01/2028	1,489,838
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000	5.000		10/01/2027	1,290,635

				444,236,575

Colorado - 3.7%
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Special Revenue Refunding and Improvement Bonds Series 2024A (AGC) (NR/AA)
500,000	5.000		12/01/2026	507,476
1,000,000	5.000		12/01/2027	1,036,552
580,000	5.000		12/01/2028	612,533
750,000	5.000		12/01/2029	804,793
750,000	5.000		12/01/2030	815,018
1,000,000	5.000		12/01/2031	1,092,288
1,050,000	5.000		12/01/2032	1,142,453
City of Denver Aviation Airport System RB Series 2022C (Aa3/AA-)
1,260,000	5.000		11/15/2026	1,279,009
1,215,000	5.000		11/15/2027	1,261,798
1,380,000	5.000		11/15/2028	1,463,359
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
3,750,000	5.250		11/15/2026	3,806,481
4,500,000	5.250		11/15/2027	4,672,853
6,500,000	5.500		11/15/2028	6,931,878
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
9,980,000	5.000		11/15/2026	10,115,043
Colorado Health Facilities Authority Hospital RB, Series 2025A (Aa2/AA)
4,025,000	5.000	(b)(c)	11/15/2060	4,344,382
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2019B (NR/NR)
1,585,000	5.000	(a)(b)(c)	11/19/2026	1,609,324
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
1,715,000	5.000		08/01/2026	1,727,446
4,350,000	5.000		08/01/2027	4,474,126
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
2,675,000	5.000		08/01/2026	2,694,414
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019B-2 (A3/A-)
7,700,000	5.000	(b)(c)	08/01/2049	7,707,809

230	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
$1,145,000	5.000%		11/01/2026	$1,159,546
125,000	5.000		11/01/2027	129,211
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)
29,150,000	5.000	(b)(c)	05/15/2062	30,646,966
Colorado Health Facilities Authority RB Intermountain Healthcare Inc 2022 E (Aa1/AA+/A-1+)
16,085,000	2.550	(b)(c)	05/15/2062	16,085,000
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
1,000,000	5.000		08/01/2030	1,062,187
Colorado Health Facilities Authority RB Series 2025A (NR/NR)
740,000	5.000		12/01/2026	748,160
800,000	5.000		12/01/2027	821,449
830,000	5.000		12/01/2028	863,956
545,000	5.000		12/01/2029	574,128
1,070,000	5.000		12/01/2030	1,139,227
1,120,000	5.000		12/01/2031	1,202,302
1,175,000	5.000		12/01/2032	1,270,120
1,000,000	5.000		12/01/2033	1,084,391
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2025A (NR/NR)
255,000	5.000		05/15/2027	259,412
335,000	5.000		05/15/2028	345,527
560,000	5.000		05/15/2029	584,744
390,000	5.000		05/15/2030	411,311
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000	5.000		12/31/2047	980,461
1,000,000	5.000		12/31/2051	972,686
Colorado Housing and Finance Authority for The Benefit of Fitz Affordable Owner LLC Multifamily Housing RB for Fitzsimons Gateway Apartments Project Series 2024B (Aa1/NR)
2,000,000	3.180	(b)(c)	09/01/2028	2,007,580
Colorado Housing and Finance Authority Multifamily Housing RB Albion Apartments Project, Series 2025 (Aa1/NR)
1,000,000	3.375	(b)(c)	07/01/2044	1,004,588
Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
1,330,000	3.500	(b)(c)	11/01/2043	1,330,635
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,245,000	5.000	(d)	12/01/2026	5,301,831
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000	5.000		12/01/2026	2,020,467
E-470 Public Highway Authority Colorado Revenue Refunding Bonds Series 2004 A (NATL) (A1/A+)
16,250,000	0.000	(f)	09/01/2027	15,654,494
E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/ A+)
4,040,000	0.000	(f)	09/01/2028	3,783,055
Eagle County Housing and Development Authority Multifamily Housing RB Eagle Villas Project, Series 2025 (Aa1/NR)
2,600,000	3.550	(b)(c)	12/01/2045	2,610,907

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Larimer County, Colorado Certificates of Participation, Tax-Exempt Series 2025A (NR/AA+)
$1,150,000	5.000%		12/01/2032	$1,287,958
Maiker Housing Partners Multifamily Housing RB for Overlook at Thornton Series 2023 (Aa1/NR)
2,500,000	4.500	(b)(c)	05/01/2042	2,515,068
Park Creek Metropolitan District Senior Limited Property Tax Supported Revenue Refunding and Improvement Bonds Series 2025 (AGM) (NR/AA)
910,000	5.000		12/01/2031	1,003,372
750,000	5.000		12/01/2032	835,131
Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000	5.000		07/15/2028	466,876
Regional Transportation District Sales Tax RB for Fastracks Project Series 2016A (Aa2/AAA)
19,445,000	5.000		11/01/2046	19,539,452
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
250,000	5.000		07/15/2026	251,208
500,000	5.000		01/15/2027	506,580
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Ba2/AA)
190,000	5.000		12/01/2026	192,310
150,000	5.000		12/01/2027	154,443
235,000	5.000		12/01/2028	245,715
175,000	5.000		12/01/2029	185,406
300,000	4.000		12/01/2030	306,719
300,000	4.000		12/01/2031	305,840
State of Colorado Higher Education Health Sciences Facilities Certificates of Participation Series 2024A (Aa2/AA-)
590,000	5.000		11/01/2030	645,543
200,000	5.000		11/01/2031	221,726
Stc Metropolitan District No. 2 In The Town of Superior Boulder County Colorado Limited Tax GO and Special Revenue Refunding First Lien Bonds, Series 2025A-1 (AGM) (NR/AA)
1,040,000	5.000		12/01/2031	1,140,838
1,120,000	5.000		12/01/2032	1,225,679
Stc Metropolitan District No. 2 In The Town of Superior Boulder County, Colorado Limited Tax GO and Special Revenue Refunding First Lien Bonds, Series 2025A-1 (AGM) (NR/AA)
1,095,000	5.000		12/01/2026	1,110,497
875,000	5.000		12/01/2027	905,244
945,000	5.000		12/01/2028	996,175
745,000	5.000		12/01/2029	798,082
1,615,000	5.000		12/01/2030	1,752,800
The Canyons Metropolitan District No. 5 in The City of Castle Pines Limited Tax GO and Special Revenue Refunding and Improvement Bonds Series 2024A (BAM) (NR/AA)
250,000	5.000		12/01/2027	258,228
225,000	5.000		12/01/2028	236,593
200,000	5.000		12/01/2029	213,532
200,000	5.000		12/01/2030	216,250
200,000	5.000		12/01/2031	218,631
250,000	5.000		12/01/2032	275,580
Trails At Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
80,000	5.000		12/01/2026	81,106

The accompanying notes are an integral part of these financial statements.	231

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Trails At Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA) – (continued)
$110,000	5.000%		12/01/2028	$115,725
130,000	5.000		12/01/2029	138,889
150,000	5.000		12/01/2030	162,323
150,000	5.000		12/01/2031	164,055
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000	5.000		12/15/2027	127,624

				190,954,574

Connecticut - 1.5%
City of Hartford Connecticut Special Obligation Refunding Bonds State Contract Assistance Series 2025 (Aa2/AA-)
2,250,000	5.000		07/15/2027	2,319,354
City of Hartford Connecticut Special Obligation Refunding Bonds State Contract Assistance, Series 2025 (Aa2/AA-)
500,000	5.000		07/15/2029	537,575
3,750,000	5.000		07/15/2032	4,195,623
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000	5.000		08/01/2026	705,315
650,000	5.000		08/01/2027	669,411
900,000	5.000		08/01/2028	945,708
City of New Haven, Connecticut GO Bonds, Issue of 2025 (AGM) (A1/AA)
1,000,000	5.000		08/01/2031	1,095,984
1,350,000	5.000		08/01/2032	1,494,660
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
3,770,000	3.850	(b)(c)	11/15/2064	3,772,122
Connecticut St Spl Tax Oblig Rev Trans infrastructure Purpose Borads 2022A (Aa2/AA)
400,000	5.000		07/01/2027	412,473
Connecticut St Spl Tax Oblig Rev Trans infrastructure Purpose Borads 2022A (NR/NR)
1,100,000	5.000		07/01/2027	1,132,196
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa2/AA)
5,540,000	5.000		11/01/2026	5,621,044
Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aa1/NR)
2,425,000	3.050	(b)(c)	09/01/2058	2,427,597
State of Connecticut GO Bonds 2016 Series A (Aa2/AA-)
7,500,000	4.000		03/15/2034	7,502,031
State of Connecticut Health & Educational Facilities Authority RB for Hartford Healthcare Series 2020B (NR/A)
5,205,000	5.000	(b)(c)	07/01/2053	5,276,117
State of Connecticut Health and Educational Facilities Authority RB for University of Yale Series 2010A-3 (Aaa/AAA) (PUTABLE)
5,520,000	2.950	(b)(c)	07/01/2049	5,542,892
State of Connecticut Health and Educational Facilities Authority RB for University of Yale Series U (Aaa/AAA)
3,695,000	5.000		07/01/2033	4,200,195

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)
State of Connecticut Health and Educational Facilities Authority RB Yale University Issue, Series 2025B-1 (Aaa/AAA) (PUTABLE)
$22,000,000	5.000	%(b)(c)	07/01/2064	$23,925,040
State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa2/AA)
2,150,000	5.000		07/01/2027	2,217,042
Town of East Lyme Connecticut GO Bond Anticipation Notes (NR/ NR)
3,000,000	4.000		08/06/2026	3,012,491

				77,004,870

Delaware - 0.1%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB-)
725,000	5.000		06/01/2027	737,737
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
275,000	4.000		08/01/2029	273,970
The Delaware Economic Development Authority Gas Facilities Refunding RB Delmarva Power & Light Company Project 2020, Series A (A2/A)
2,120,000	3.600		01/01/2031	2,172,760

				3,184,467

District of Columbia - 2.1%
District of Columbia (Washington, D.C.) Income Tax Secured Revenue and Refunding Bonds, Series 2025A (Tax-Exempt) (Aa1/AAA)
1,000,000	5.000		06/01/2030	1,087,818
District of Columbia GO Refunding Bonds Series 2017 A (Aa1/AA+)
5,000,000	5.000		06/01/2035	5,102,468
District of Columbia Housing Finance Agency Multifamily Housing RB for Edgewood Commons V Apartments Project Series 2023 (HUD SECT 8 FHA 221(D4)) (Aa1/NR)
4,840,000	5.000	(b)(c)	06/01/2027	4,845,648
District of Columbia Washington D.C. GO Bonds Series 2016D (Aa1/AA+)
5,000,000	5.000		06/01/2041	5,041,360
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodal RB Daily Rate Period Subseries 2025C-2 (Aa2/AA+/A-1)
4,950,000	2.700	(b)(c)	10/01/2060	4,950,000
Metropolitan Washington Airports Authority Airport System Revenue and Refunding Bonds, Series 2025-A (AMT) (Aa3/AA-)
5,150,000	5.000		10/01/2030	5,552,956
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000	5.000		10/01/2028	5,666,562
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000	5.000		10/01/2029	15,617,101
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000	5.000		10/01/2026	24,605,431

232	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
$2,395,000	5.000%		10/01/2027	$2,469,877
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
2,125,000	5.000		10/01/2037	2,206,038
Metropolitan Washington Airports Authority Dulles toll Road RB Third Senior Lien Convertible Capital Appreciation Bonds Series 2009C (AGC) (A1/AA)
28,430,000	6.500	(a)	10/01/2026	28,980,763
Washington Convention and Sports Authority Senior Lien Dedicated Tax Revenue Refunding Bonds Series 2018A (Aa3/ A+)
3,535,000	5.000		10/01/2027	3,655,537
Washington Metropolitan Area Transit Authority Second Lien RB for Sustainability Climate Transition Bonds Series 2023A (NR/AA)
625,000	5.000		07/15/2026	629,494

				110,411,053

Florida - 5.6%
Abbott Square Community Development District City of Zephyrhills Florida Special Assessment Bonds Series 2025 (NR/BBB)
70,000	5.000		05/01/2026	70,074
75,000	5.000		05/01/2027	75,885
80,000	5.000		05/01/2028	81,609
80,000	5.000		05/01/2029	82,196
85,000	5.000		05/01/2030	87,990
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
1,195,000	2.375		05/01/2029	1,136,737
1,225,000	2.625		05/01/2030	1,155,657
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Oak Hammock At The University of Florida Inc. Project Series 2025B-2 (NR/NR)
1,000,000	3.750		10/01/2030	1,000,713
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Oak Hammock At The University of Florida Inc. Project Series 2025B-3 (NR/NR)
1,390,000	3.625		10/01/2030	1,391,094
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
450,000	3.750		05/01/2029	450,131
Artisan Lakes East Community Development District Manatee County Florida Capital Improvement RB, Series 2021-1 (NR/NR)
250,000	2.750		05/01/2031	234,971
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)
270,000	2.750	(d)	05/01/2031	253,768
Aventura Isles Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
190,000	5.000		05/01/2026	190,194
975,000	5.000		05/01/2034	1,031,854

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
$660,000	2.875%		05/01/2031	$621,465
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
830,000	3.750		05/01/2031	820,217
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700		11/01/2029	2,501,873
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
485,000	3.750		11/01/2031	474,924
Bellalago Educational Facilities Benefit District Capital Improvement RB, Series 2014 (A2/NR)
1,220,000	4.125		05/01/2026	1,219,960
1,070,000	4.250		05/01/2027	1,068,336
Bexley Community Development District Special Assessment RB for Pasco County Series 2016 (NR/NR)
100,000	4.100		05/01/2026	100,023
Bluewaters Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
176,000	5.000		05/01/2026	176,169
185,000	5.000		05/01/2027	187,307
1,869,000	5.000		05/01/2035	1,978,802
Broward County, Florida Airport System RB Series 2017 (AMT) (A1/A+)
1,815,000	5.000		10/01/2032	1,856,386
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
265,000	4.000		08/01/2030	264,303
Capital Trust Authority Health Care Facilities Revenue and Revenue Refunding Bonds UF Health Projects Series 2025A (A3/A)
4,250,000	5.000		12/01/2030	4,589,584
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750		05/01/2031	223,365
Century Gardens Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
125,000	5.000		05/01/2026	125,170
131,000	5.000		05/01/2027	132,963
1,126,000	5.000		05/01/2034	1,175,588
Century Park Square Community Development District Miami- Dade County, Florida Special Assessment Bonds, Series 2025 (NR/NR)
115,000	4.625		05/01/2030	116,253
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017 (A1/A+)
6,140,000	5.000		10/01/2039	6,245,505
City of Fort Lauderdale Special Assessment Bonds for Las Olas Isles Underground Project Series 2022 (NR/NR)
220,000	5.000	(d)	07/01/2029	228,320
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR/NR)
190,000	5.000	(d)	07/01/2026	190,653
200,000	5.000	(d)	07/01/2027	203,153

The accompanying notes are an integral part of these financial statements.	233

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
City of Jacksonville Florida Special RB Series 2025 (NR/AA)
$2,500,000	5.000%		10/01/2031	$2,762,990
2,500,000	5.000		10/01/2032	2,792,279
City of South Miami Health Facilities Authority Florida Hospital Refunding RB Series 2017 Baptist Health South Florida Obligated Group (Aa3/AA-)
1,500,000	5.000		08/15/2047	1,510,474
City of South Miami Health Facilities Authority Hospital RB Refunding for Baptist Health South Florida Obligated Group Series 2017 (Aa3/AA-)
3,000,000	5.000		08/15/2026	3,024,896
7,170,000	5.000		08/15/2027	7,385,293
City of South Miami Health Facilities Authority RB Series 2025 A Baptist Health South Florida Obligated Group (Aa3/AA-)
5,000,000	5.000		08/15/2032	5,541,261
City of South Miami Health Facilities Authority RB Series 2025 B Baptist Health South Florida Obligated Group (Aa3/AA-)
2,500,000	5.000	(b)(c)	08/15/2065	2,691,105
Cityplace Community Development District Special Assessment Revenue Refunding Bonds Series 2012 (NR/NR)
1,240,000	5.000		05/01/2026	1,241,647
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000		05/01/2031	164,472
Coral Keys Homes Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2020 (NR/NR)
170,000	3.125		05/01/2030	166,580
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
315,000	3.000		05/01/2026	314,825
Country Greens Community Development District Lake County, Florida Senior Special Assessment Revenue Refunding Bonds, Series 2016A-1 (NR/A+)
345,000	3.875		05/01/2031	341,180
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
190,000	4.000		05/01/2028	190,798
250,000	4.000		05/01/2033	244,665
Cypress Shadows Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
37,000	4.000		11/01/2026	37,061
Duval County School Board Certificates of Participation Series 2022A (AGM) (NR/AA)
3,185,000	5.000		07/01/2026	3,204,238
5,105,000	5.000		07/01/2027	5,257,099
Enclave at Black Point Marina Community Development District Miami-Dade County, Florida Special Assessment Refunding and Improvement Bonds, Series 2017 (NR/BBB)
140,000	3.500		05/01/2026	139,917
Entrada Community Development District St Johns County, Florida Capital Improvement RB, Series 2021 (NR/NR)
75,000	2.125	(d)	05/01/2026	74,897
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
1,775,000	4.250		05/01/2029	1,791,747

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
$280,000	2.000%		11/01/2026	$276,819
290,000	2.000		11/01/2027	281,147
295,000	2.000		11/01/2028	280,326
300,000	2.000		11/01/2029	279,114
305,000	2.125		11/01/2030	279,005
Florida Development Finance Corporation Educational Facilities RB Saint andrew’s School of Boca Raton Inc. Project Series 2024A (NR/BBB+)
150,000	5.000		06/01/2028	154,948
375,000	5.000		06/01/2029	391,842
295,000	5.000		06/01/2030	310,696
415,000	5.000		06/01/2031	439,291
Florida Development Finance Corporation Healthcare Facilities RB Tampa General Hospital Project Series 2026B Term Mode (NR/A-)
3,765,000	5.000	(b)(c)	08/01/2056	4,063,700
Florida Development Finance Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2025A (NR/A-/A-2)
2,650,000	3.400	(b)(c)	09/01/2050	2,650,287
Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
780,000	3.350	(b)(c)	10/01/2027	782,603
Florida Housing Finance Corporation Multifamily Mortgage RB, Series 2025 F-2 (Aa1/NR)
1,375,000	3.650	(b)(c)	05/01/2028	1,382,339
Florida Housing Finance Corporation Multifamily Mortgage RB, 2025 Series L (Aa1/NR)
1,875,000	3.150	(b)(c)	12/01/2028	1,877,972
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (Aa2/A)
4,020,000	5.000		09/01/2027	4,057,023
Florida Municipal Power Agency All-Requirements Power Supply Project RB Series 2025A (A2/NR)
2,850,000	5.000		10/01/2030	3,109,378
4,000,000	5.000		10/01/2031	4,422,926
Florida Municipal Power Agency All-Requirements Power Supply Project Refunding RB Series 2016A (A2/NR)
2,285,000	5.000		10/01/2027	2,309,163
Flow Way Community Development District Collier County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
165,000	5.000		05/01/2026	165,164
125,000	5.000		05/01/2027	126,612
745,000	5.000		05/01/2034	788,968
Flow Way Community Development District Collier County, Florida Special Assessment Bonds, Series 2019 Phase 7 and Phase 8 Projects Bank Qualified (NR/NR)
810,000	3.700		11/01/2029	809,307
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
260,000	3.000		05/01/2026	259,824
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
120,000	4.800		05/01/2031	121,300

234	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Gateway Services Community Development District Special Assessment Bonds Series 2023-1 (AGM) (NR/AA)
$1,320,000	3.250%		05/01/2028	$1,325,213
Grand Bay at Doral Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2025A-1 (NR/NR)
185,000	5.000		05/01/2026	185,216
195,000	5.000		05/01/2027	197,867
200,000	5.000		05/01/2028	205,412
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2024 (AMT) (Aa3/AA-)
2,670,000	5.000		10/01/2032	2,924,199
Harvest Ridge Community Development District Special Assessment Bonds Series 2024 (NR/NR)
235,000	4.375		05/01/2031	237,239
755,000	5.125		05/01/2044	766,176
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000	4.000		05/01/2031	999,980
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
200,000	2.500		05/01/2026	199,862
365,000	2.500		05/01/2030	348,221
375,000	2.500		05/01/2031	351,529
Higher Educational Facilities Financing Authority Fl Educational Facilities Revenue Refunding Bonds Nova Southeastern University Project Series 2016 (A3/A-)
1,310,000	5.000		04/01/2030	1,311,655
Higher Educational Facilities Financing Authority Florida Educational Facilities Revenue and Revenue Refunding Bonds Ringling College Project, Series 2017 (NR/BBB)
290,000	5.000		03/01/2031	291,861
Hillsborough County Aviation Authority Florida Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000	5.000		10/01/2028	1,935,750
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
139,000	3.000		05/01/2026	138,898
Housing Finance Authority of Broward County Florida Multifamily Housing RB Series 2024 (HUD SECT 8) (Aa1/NR) (PUTABLE)
3,750,000	3.150	(b)(c)	03/01/2028	3,753,896
Housing Finance Authority of Hillsborough County Florida Multifamily Housing RB Tampa 47Th Street Apartments, Series 2025B (Aa1/NR) (PUTABLE)
4,380,000	3.350	(b)(c)	06/01/2029	4,398,393
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aa1/NR)
1,755,000	3.250	(b)(c)	09/01/2042	1,757,023
Housing Finance Authority of Lee County Florida Multifamily Housing RB Amaryllis Park Place III, Series 2025 (Aa1/NR)
5,000,000	4.000	(b)(c)	11/01/2044	5,028,026
Housing Finance Authority of Lee County Florida Multifamily Housing RB Ekos on Evans, Series 2025 (Aa1/NR)
1,850,000	3.500	(b)(c)	12/01/2042	1,858,566
Housing Finance Authority of Miami-Dade County Florida Multifamily Housing RB Series 2025A (Aa1/NR)
3,150,000	3.250	(b)(c)	02/01/2044	3,162,976

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Housing Finance Authority of Pinellas County, Florida Multifamily Housing RB Series 2025 (NR/AA+) (PUTABLE)
$4,610,000	3.400	%(b)(c)	07/01/2028	$4,634,023
Jacksonville Housing Finance Authority Multifamily Housing RB Series 2025 (Aa1/NR)
1,000,000	3.400	(b)(c)	07/01/2058	1,002,703
Julington Creek Plantation Community Development District St. Johns County, Florida Special Assessment RB, Series 2023 (AGM) (NR/AA)
4,080,000	5.000		05/01/2032	4,484,020
Keys Edge Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
405,000	4.375		05/01/2031	406,048
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700		05/01/2031	95,534
Lake Frances Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2018 (NR/BBB-)
492,000	4.000		05/01/2031	488,012
Lake Powell Residential Golf Community Development District Bay County Florida Special Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
215,000	5.000		05/01/2026	215,238
Lake Powell Residential Golf Community Development District Bay County, Florida Special Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
227,000	5.000		05/01/2027	230,290
238,000	5.000		05/01/2028	244,344
1,081,000	5.000		05/01/2032	1,139,583
Lakes By The Bay South Community Development District Miami- Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
4,000,000	5.000		05/01/2034	4,261,532
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200		05/01/2030	515,725
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000		05/01/2028	57,655
70,000	2.000		05/01/2029	65,931
1,835,000	2.500		05/01/2033	1,630,851
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
575,000	3.375		05/01/2030	559,262
Lee County Florida Airport RB Series 2026A-2 (Put Bonds ) (AMT) (A2/NR)
7,560,000	5.000	(b)(c)	10/01/2056	8,102,599
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-3 (NR/BBB+)
5,000,000	4.125		11/15/2029	5,019,256
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
280,000	4.400		06/15/2031	283,694

The accompanying notes are an integral part of these financial statements.	235

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
$1,150,000	5.000%		05/01/2032	$ 1,150,800
Meadow Pointe IV Community Development District Pasco County, Florida Capital Improvement Revenue Refunding Bonds, Series 2015 (NR/BBB)
650,000	4.100		05/01/2030	646,704
Miami Dade County Aviation Revenue Refunding Bonds Series 2015A (NR/A+)
5,930,000	5.000		10/01/2038	5,933,922
Miami Dade County Educational Facility Authority RB for University of Miami (AMBAC) (A2/A-)
10,995,000	5.250		04/01/2027	11,259,545
Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
1,520,000	5.000		10/01/2027	1,565,486
1,110,000	5.000		10/01/2028	1,164,598
Miami-Dade County Expressway Authority Toll System RB, Series 2010 A (A3/A)
1,355,000	5.000		07/01/2040	1,356,050
Miami-Dade County Florida Public Facilities Revenue and Revenue Refunding Bonds Jackson Health System Series 2025 (Aa2/NR)
4,770,000	5.000		06/01/2034	5,335,006
Miami-Dade County Florida Subordinate Special Obligation Bonds Series 2009 (Aa3/A+)
4,750,000	0.000	(f)	10/01/2031	3,990,287
Miami-Dade County General Obligation Bonds Building Better
Communities Program Series 2015-D (Aa2/AA)
3,710,000	5.000		07/01/2027	3,732,289
Mirabella Community Development District Hillsborough County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
40,000	5.000		05/01/2026	40,045
42,000	5.000		05/01/2027	42,618
44,000	5.000		05/01/2028	45,209
379,000	5.000		05/01/2035	403,458
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
145,000	3.250		05/01/2032	137,614
Moody River Estates Community Development District Lee County Florida Senior Special Assessment Refunding Bonds Series 2017A-1 (NR/A-)
500,000	4.000		05/01/2031	500,364
Oak Creek Community Development District Pasco County Florida Bank Qualified Senior Special Assessment Refunding Bonds Series 2015A-1 (NR/A+)
200,000	4.000		05/01/2026	200,110
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450		05/01/2031	1,150,244
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
315,000	2.875		11/01/2031	293,322
Orange County Health Facilities Authority RB Presbyterian Retirement Communities Obligated Group Project Series 2024 (NR/NR)
700,000	5.000		08/01/2026	703,723
1,245,000	5.000		08/01/2027	1,271,062

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Orange County Health Facilities Authority RB Presbyterian Retirement Communities Obligated Group Project Series 2024 (NR/NR) – (continued)
$1,295,000	5.000%		08/01/2028	$1,341,028
915,000	5.000		08/01/2029	959,251
955,000	5.000		08/01/2030	1,011,467
1,510,000	5.000		08/01/2031	1,612,442
1,585,000	5.000		08/01/2032	1,704,776
1,665,000	5.000		08/01/2033	1,797,725
1,745,000	5.000		08/01/2034	1,881,215
Orange County Health Facilities Authority Revenue Hospital Bonds for AdventHealth Obligated Group Series 2021 C (NR/AA) (PUTABLE)
15,575,000	5.000	(b)(c)	11/15/2052	15,791,656
Palm Beach County Health Facilities Authority RB (Lifespace Communities, Inc.), Series 2018B (NR/NR)
2,170,000	5.000		05/15/2034	2,189,084
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
1,105,000	4.000		05/15/2026	1,105,201
715,000	4.000		05/15/2030	719,518
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,855,000	3.750		05/01/2031	3,830,573
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
250,000	5.250		09/01/2026	252,634
300,000	5.250		09/01/2027	310,540
300,000	5.250		09/01/2028	316,262
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (NR/AA)
520,000	2.000		05/01/2026	519,148
530,000	2.000		05/01/2027	519,263
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000	3.300		05/01/2030	642,417
Quail Roost Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2025 Second Expansion Area Project (NR/NR)
100,000	4.000		05/01/2030	100,121
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
7,575,000	5.000		05/01/2033	7,582,870
Reunion West Community Development District (Osceola County, Florida) Special Assessment Refunding Bonds, Series 2022 (NR/NR)
400,000	3.000		05/01/2028	393,657
425,000	3.000		05/01/2029	414,110
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
285,000	3.000		05/01/2026	284,844
390,000	3.000		05/01/2027	386,993
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (NR/A-)
425,000	3.000		05/01/2026	424,690

236	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (NR/BBB+)
$143,000	2.500%		05/01/2026	$142,793
146,000	2.500		05/01/2027	143,696
148,000	2.500		05/01/2028	143,506
157,000	2.500		05/01/2030	146,210
River Hall Community Development District (Lee County, Fl) Capital Improvement Refunding RB, Series 2021A-1 (NR/NR)
1,000,000	3.000		05/01/2031	944,212
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
225,000	3.000		05/01/2026	224,831
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
65,000	5.000		05/01/2026	65,065
70,000	5.000		05/01/2027	70,903
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
400,000	3.125	(d)	05/01/2030	395,091
School Board of Miami-Dade County Florida Certificates of Participation Series 2016B (A1/A+)
7,340,000	5.000		08/01/2027	7,396,415
Shingle Creek At Bronson Community Development District (Osceola County, Florida) Special Assessment Bonds, Series 2021 (NR/NR)
475,000	3.100		06/15/2031	462,450
South Fork East Community Development District Hillsborough County Florida Capital Improvement Revenue Refunding Bonds Series 2025 (NR/NR)
53,000	5.000		05/01/2026	53,063
55,000	5.000		05/01/2027	55,844
58,000	5.000		05/01/2028	59,640
500,000	5.000		05/01/2035	534,828
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A+)
770,000	3.500		05/01/2032	752,407
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (NR/A+)
95,000	3.000		05/01/2026	94,949
State of Florida Department of Transportation Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Refunding Bonds Series 2016A (Aaa/AAA)
2,500,000	4.000		07/01/2031	2,507,668
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)
375,000	3.750	(d)	06/15/2029	375,643
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
725,000	3.500		05/01/2031	703,559
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
205,000	3.750		05/01/2026	204,982
1,650,000	4.000		05/01/2033	1,622,684

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Talis Park Community Development District Capital Improvement Refunding RB Series 2024 (NR/NR)
$60,000	5.000	%(d)	05/01/2026	$60,069
115,000	5.000	(d)	05/01/2027	116,581
125,000	5.000	(d)	05/01/2028	128,180
130,000	5.000	(d)	05/01/2029	134,536
105,000	5.000	(d)	05/01/2030	109,361
785,000	5.000	(d)	05/01/2035	820,375
Tapestry Community Development District Special Assessment RB for City of Kissimmee Series 2016 (NR/NR)
170,000	4.250		05/01/2026	170,065
The Preserve At South Branch Community Development District Pasco County, Florida Special Assessment RB, Series 2021 Phase 3 (NR/NR)
250,000	3.000		05/01/2031	243,984
The School Board of Pinellas County Florida Certificates of Participation The School Board of Pinellas County Florida Master Lease Program Series 2021A (A2/NR)
400,000	5.000		07/01/2033	438,939
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
1,605,000	3.000		05/01/2027	1,606,412
Touchstone Community Development District Senior Special Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000	4.500		05/01/2026	105,080
115,000	4.500		05/01/2028	117,468
120,000	4.500		05/01/2029	123,464
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700		05/01/2031	503,240
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (NR/A-)
145,000	4.250		05/01/2026	145,164
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
480,000	4.000		11/01/2027	480,706
Two Lakes Community Development District Special Assessment Bonds Series 2024 (Tax-Exempt) (NR/BBB)
565,000	5.000		05/01/2029	589,331
650,000	5.000		05/01/2031	689,490
USF Financing Corporation Capital Improvement Refunding RB (Student Housing Project), Series 2025 (A1/A+)
500,000	5.000		07/01/2027	514,086
V-Dana Community Development District (Lee County, Florida) Special Assessment Bonds, Series 2021 (NR/NR)
500,000	3.125		05/01/2031	486,745
Venetian Parc Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 Assessment Area Two (NR/NR)
120,000	5.000		05/01/2026	120,124
100,000	5.000		05/01/2027	101,343
1,075,000	5.000		05/01/2034	1,138,443
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
530,000	3.750		05/01/2026	529,843
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,715,000	2.600		05/01/2034	1,503,525

The accompanying notes are an integral part of these financial statements.	237

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (NR/AA)
$795,000	2.000%		05/01/2026	$793,636
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
973,000	3.500		05/01/2030	949,112
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,350,000	5.000		05/01/2026	1,352,319
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
1,000,000	3.750		11/01/2031	968,774
Volusia County Educational Facilities Authority Educational Facilities Revenue Refunding Bonds Stetson University, Inc. Project, Series 2025 (Baa1/BBB+)
300,000	5.000		06/01/2026	300,846
350,000	5.000		06/01/2027	356,511
400,000	5.000		06/01/2028	412,687
500,000	5.000		06/01/2029	521,845
430,000	5.000		06/01/2030	452,710
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
170,000	2.000		05/01/2026	169,729
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,695,000	3.750	(d)	06/15/2030	1,667,490

				288,091,221

Georgia - 2.5%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (Aa3/A+)
3,450,000	5.250		07/01/2040	3,453,623
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bowen Project Series 2009 (A3/A/A-2) (PUTABLE)
3,130,000	3.950	(b)(c)	12/01/2032	3,183,177
City of Atlanta Airport General RB Series 2025B-1 (AMT) (Aa3/AA)
3,500,000	5.000		07/01/2032	3,836,810
City of Atlanta GO Public Improvement Bonds Series 2022A-1 (Aa1/NR)
525,000	5.000		12/01/2027	546,171
City of Atlanta GO Public Improvement Bonds Series 2022A-2 (Aa1/NR)
2,375,000	5.000		12/01/2027	2,475,215
Colquitt County School District GO Bonds Series 2023 (ST AID WITHHLDG) (Aa1/NR)
935,000	5.000		12/01/2026	950,345
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
2,395,000	3.375	(b)(c)	11/01/2053	2,402,523
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A3/A/A-1) (PUTABLE)
2,020,000	3.375	(b)(c)	11/01/2048	2,026,345

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
$1,950,000	3.700	%(b)(c)	10/01/2032	$1,978,357
Housing Authority of Douglas County Multifamily Housing RB Astoria at Crystal Lake Project Series 2024B (Aa1/NR)
1,000,000	5.000	(b)(c)	10/01/2028	1,028,886
Housing Authority of The City of Lawrenceville Multifamily Housing RB Applewood Towers Project Series 2024B (Aa1/ NR)
1,615,000	5.000	(b)(c)	10/01/2028	1,662,370
Main Street Energy, Inc. Energy Project RB, Series 2025D (A3/NR)
4,000,000	5.000		12/01/2033	4,190,648
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR)
3,000,000	5.000		05/15/2026	3,006,710
500,000	5.000		05/15/2027	509,123
1,975,000	5.000		05/15/2030	2,055,940
Main Street Natural Gas Inc. Gas Supply RB Series 2019C (A3/NR)
5,230,000	4.000	(b)(c)	03/01/2050	5,244,529
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
1,975,000	4.000	(b)(c)	07/01/2052	1,998,006
Main Street Natural Gas Inc. Gas Supply RB Series 2022B (A3/NR)
1,740,000	5.000		06/01/2027	1,768,549
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)
3,665,000	4.000	(d)	11/01/2026	3,661,652
Main Street Natural Gas Inc. Gas Supply RB Series 2023A (A3/NR)
7,000,000	5.000	(b)(c)	06/01/2053	7,324,399
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
13,040,000	5.000	(b)(c)	07/01/2053	13,672,941
Main Street Natural Gas Inc. Gas Supply RB Series 2025A (Aa2/NR)
15,925,000	5.000	(b)(c)	06/01/2055	17,030,548
Main Street Natural Gas Inc. Gas Supply RB Series 2025B (A3/NR)
1,500,000	5.000		12/01/2029	1,566,486
3,300,000	5.000		12/01/2030	3,461,281
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
4,000,000	5.000	(b)(c)	12/01/2053	4,233,936
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/NR)
3,740,000	5.000		05/15/2028	3,861,808
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A (Aa1/NR)
2,805,000	5.000	(b)(c)	05/01/2054	2,972,390
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (Aa3/AA-)
7,190,000	5.000	(b)(c)	07/01/2054	7,203,521

238	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
$2,275,000	1.000	%(b)(c)	07/01/2049	$2,256,154
Monroe County Georgia Development Authority Pollution Control RBGeorgia Power Company Plant Scherer Project First Series 2008 (A3/A) (PUTABLE)
7,500,000	3.350	(b)(c)	11/01/2048	7,555,810
Municipal Electric Authority of Georgia Project One Subordinated Bonds Series 2024A (A2/A-)
500,000	5.000		01/01/2031	545,059
Pike County School District Georgia GO Bonds Series 2025 (ST AID WITHHLDG) (Aa1/NR)
455,000	5.000		10/01/2030	498,667
Private Colleges and Universities Authority Emory University RB, Series 2025A (Aa2/AA)
4,000,000	5.000		09/01/2029	4,296,102
Richmond County Board of Education GO Sales Tax Bonds Series 2023 (ST AID WITHHLDG) (Aa1/AA+)
650,000	5.000		10/01/2027	673,915
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB City Lights South Series 2025 (HUD SECT 8) (Aa1/NR)
1,450,000	3.150	(b)(c)	12/01/2029	1,452,142
Windward Preserve Community Development District City of Cocoa Florida Capital Improvement RB Series 2025 (Aa3/AA)
4,500,000	5.000		07/01/2031	4,897,270

				129,481,408

Guam - 0.5%
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
120,000	5.000		10/01/2027	122,430
200,000	5.000		10/01/2028	206,357
500,000	5.000		10/01/2029	520,605
250,000	5.000		10/01/2030	262,136
250,000	5.000		10/01/2031	263,811
350,000	5.000		10/01/2032	371,083
A.B. Won Pat International Airport Authority Guam General RB 2024 Series B (NON-AMT) (Baa2/NR)
200,000	5.000		10/01/2030	211,743
200,000	5.000		10/01/2031	213,293
250,000	5.000		10/01/2032	267,425
Government of Guam Business Privilege Tax Refunding Bonds Series 2025G (Baa3/NR)
2,900,000	5.000		01/01/2029	3,028,065
4,150,000	5.000		01/01/2030	4,386,096
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000	5.000		10/01/2029	1,365,766
Guam Power Authority Revenue Refunding Bonds 2024 Series A (Baa2/BBB)
500,000	5.000		10/01/2026	504,247
450,000	5.000		10/01/2027	461,099
500,000	5.000		10/01/2028	519,045
Guam Power Authority Revenue Refunding Bonds, 2022 Series A (Baa2/BBB)
2,900,000	5.000		10/01/2032	3,119,432
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
350,000	5.000		07/01/2026	351,690

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-) – (continued)
$350,000	5.000%		07/01/2027	$358,239
750,000	5.000		07/01/2028	780,152
700,000	5.000		07/01/2029	738,783
1,125,000	5.000		07/01/2030	1,200,329
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024B (Baa2/A-)
600,000	5.000		07/01/2026	602,896
500,000	5.000		07/01/2027	511,770
1,000,000	5.000		07/01/2028	1,040,203
985,000	5.000		07/01/2029	1,039,574
1,175,000	5.000		07/01/2030	1,253,677
Guam Waterworks Authority Water and Wastewater System RB Series 2025A (Baa2/A-)
820,000	5.000		07/01/2031	884,033
930,000	5.000		07/01/2032	1,011,792
1,215,000	5.000		07/01/2033	1,328,419
Port Authority of Guam Port RB 2018 Series B Private Activity (AMT) (Baa2/A)
410,000	5.000		07/01/2032	419,832

				27,344,022

Hawaii - 0.6%
City and County of Honolulu GO Bonds for Honolulu Rail Transit Project Series 2021E (Aa2/NR)
5,315,000	5.000		03/01/2027	5,438,399
City and County of Honolulu GO Bonds Series 2019B (Aa2/NR)
1,000,000	5.000		09/01/2041	1,031,592
City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aa1/NR) (PUTABLE)
7,040,000	5.000	(b)(c)	06/01/2027	7,065,440
City and County of Honolulu Wastewater System RB Junior Series 2025A (NR/AA+)
3,400,000	5.000		07/01/2032	3,821,768
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
75,000	5.000		05/15/2029	78,447
State of Hawaii Airports System RB, Series 2018A (AMT) (Aa3/AA-)
2,300,000	5.000		07/01/2035	2,371,246
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba2/NR)
10,735,000	3.100		05/01/2026	10,721,162

				30,528,054

Idaho - 0.0%
Idaho Health Facilities Authority St. Luke’S Health System Project RB Series 2025C (NR/A)
2,000,000	5.000	(b)(c)	03/01/2060	2,153,201

Illinois - 7.1%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
250,000	5.000		10/01/2026	252,421
325,000	5.000		10/01/2028	339,803
Chicago GO Bonds 2019A (NR/NR)
550,000	5.000		01/01/2028	571,802

The accompanying notes are an integral part of these financial statements.	239

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Chicago GO Bonds 2019A (NR/BBB)
$3,210,000	5.000%		01/01/2028	$3,277,726
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
20,000,000	6.000		04/01/2046	20,218,722
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
660,000	0.000	(f)	12/01/2026	644,461
4,645,000	0.000	(f)	12/01/2027	4,371,168
710,000	0.000	(f)	12/01/2029	616,602
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
500,000	0.000	(f)	12/01/2027	470,524
200,000	0.000	(f)	12/01/2029	173,691
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa3/BB+)
800,000	0.000	(f)	12/01/2031	635,116
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
3,615,000	5.000		12/01/2026	3,662,772
800,000	5.000		12/01/2034	822,037
Chicago Park District GO LT Refunding Bonds Series 2023C (NR/AA-)
2,780,000	5.000		01/01/2027	2,828,290
1,965,000	5.000		01/01/2028	2,042,961
City of Chicago Board of Education Capital Appreciation Bonds for School Reform Series 1998B-1 (NATL) (Baa3/BB+)
685,000	0.000	(f)	12/01/2028	620,065
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa3/BB+)
1,760,000	5.500		12/01/2026	1,777,822
1,755,000	0.000	(f)	12/01/2030	1,457,930
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
1,500,000	5.000		12/01/2029	1,563,933
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
5,000,000	5.000		12/01/2027	5,150,470
9,035,000	5.000		12/01/2029	9,420,088
1,000,000	5.000		12/01/2030	1,040,291
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2017D (AMT) (NR/A+)
2,500,000	5.000		01/01/2037	2,518,987
City of Chicago GO Bonds Project & Refunding Series 2017A (NR/BBB)
2,000,000	5.625		01/01/2031	2,021,653
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
3,430,000	5.000		01/01/2027	3,463,248
3,565,000	5.000		01/01/2028	3,640,216
City of Chicago GO Bonds Refunding Series 2020A (NR/NR)
1,680,000	5.000		01/01/2028	1,746,595
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
1,855,000	4.000		01/01/2028	1,857,714
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
10,205,000	5.000		01/01/2032	10,640,743

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago GO Bonds, Series 2025B (NR/BBB)
$5,865,000	5.000%		01/01/2032	$6,115,430
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
1,000,000	5.000		01/01/2029	1,030,138
1,950,000	5.000		01/01/2030	2,020,879
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
2,345,000	5.000		01/01/2027	2,389,432
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
5,755,000	5.000		01/01/2027	5,842,471
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
1,000,000	5.000		01/01/2028	1,034,632
City of Chicago Multi-Family Housing RB The Ave Sw Project Series 2025 (Aa1/NR)
4,600,000	3.200	(b)(c)	10/01/2028	4,614,341
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024C (AMT) (NR/A+)
420,000	5.000		01/01/2034	459,932
City of Chicago O’Hare International Airport General Airport Senior Lien Refunding RB Series 2024C (AMT) (NR/A+)
10,000,000	5.000		01/01/2028	10,370,626
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2017B (NR/A+)
1,000,000	5.000		01/01/2038	1,010,885
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024A (NR/A+)
600,000	5.000		01/01/2027	610,382
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024B (BAM) (NR/AA)
1,800,000	5.000		01/01/2030	1,930,552
City of Chicago Second Lien Water RB Refunding Series 2024A (NR/A+)
2,650,000	5.000		11/01/2031	2,898,945
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
1,900,000	5.000		11/01/2026	1,925,699
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR/NR)
305,000	2.690	(d)	12/01/2026	302,236
255,000	2.870	(d)	12/01/2027	250,457
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000	3.040	(d)	12/01/2028	263,667
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
4,900,000	5.000		03/01/2030	5,247,545
Community Consolidated School District Number 65 Cook County Illinois Evanston/Skokie GO Limited Tax School Bonds Series 2025A (AGM) (Aa3/AA)
300,000	5.000		12/01/2030	325,313
850,000	5.000		12/01/2031	929,293
1,350,000	5.000		12/01/2032	1,482,676
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
225,000	5.000		12/15/2031	247,939
225,000	5.000		12/15/2032	249,883

240	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Development Finance Authority Variable Rate RB St. Vincent De Paul Center Project Series 2000A (Aa3/AA)
$1,820,000	2.850	%(b)(c)	11/15/2039	$1,786,272
Illinois Finance Authority Graduate and Professional Student Loan Program RB Midwestern University Foundation Senior Series 2025A (NR/AAA)
475,000	5.000		07/01/2030	497,534
315,000	5.000		07/01/2031	330,543
300,000	5.000		07/01/2032	315,556
250,000	5.000		07/01/2033	263,715
Illinois Finance Authority Illinois Finance Authority RB Series 2025A-1 (NR/A+)
1,000,000	5.000	(b)(c)	08/15/2054	1,076,608
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR) (SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	3.120	(b)(e)	05/01/2042	2,248,596
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
500,000	5.000		10/01/2026	504,150
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	05/01/2040	711,531
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000		05/15/2026	540,336
Illinois Finance Authority RB Series 2026 (NR/A+)
1,350,000	5.000		04/01/2031	1,465,770
Illinois Finance Authority RB The University of Chicago Series 2024B (Aa2/AA-)
2,400,000	5.000		04/01/2027	2,456,654
2,700,000	5.000		04/01/2028	2,819,663
Illinois Finance Authority RB, Series 2025B-1 (Tax Exempt Mandatory Paydown Securities (Temps–85Sm)) (The Moorings of Arlington Heights) (NR/NR)
3,665,000	4.100		05/01/2031	3,655,117
Illinois Finance Authority RB, Series 2025B-2 (Tax Exempt Mandatory Paydown Securities (Temps–50Sm)) (The Moorings of Arlington Heights) (NR/NR)
2,230,000	3.650		05/01/2031	2,223,929
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
500,000	5.000		08/01/2026	502,877
500,000	5.000		08/01/2027	508,351
805,000	5.000		08/01/2028	823,916
Illinois Finance Authority Revenue Refunding Bonds Noble Network of Charter Schools Series 2025A (NR/BBB)
695,000	5.000		09/01/2026	700,076
490,000	5.000		09/01/2027	500,994
520,000	5.000		09/01/2028	537,693
815,000	5.000		09/01/2029	850,126
860,000	5.000		09/01/2030	902,544
910,000	5.000		09/01/2031	959,850
Illinois Finance Authority Revenue Refunding Bonds Series 2026 (NR/NR)
1,265,000	5.000	(g)	05/01/2027	1,281,320
1,050,000	5.000	(g)	11/01/2027	1,072,567
1,365,000	5.000	(g)	11/01/2028	1,416,321

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Finance Authority Revenue Refunding Bonds Series 2026 (NR/NR) – (continued)
$1,400,000	5.000	%(g)	05/01/2029	$1,461,184
1,430,000	5.000	(g)	11/01/2029	1,503,049
1,470,000	5.000	(g)	05/01/2030	1,550,992
1,505,000	5.000	(g)	11/01/2030	1,597,808
1,040,000	5.000	(g)	05/01/2031	1,106,215
635,000	5.000	(g)	11/01/2031	678,617
Illinois Finance Authority Taxable RB for Theory and Computing Sciences Building Trust Series 2023 (A2/NR)
12,575,000	6.693		07/01/2033	12,814,702
Illinois Finance Authority Tax-Exempt Surface Freight Transfer Facilities RB for Centerpoint Joliet Terminal Railroad Project Series 2020 (NR/BBB+)
3,000,000	4.125	(b)(c)(d)	12/01/2050	2,927,068
Illinois Financial Authority Revenue Refunding Bonds, Series 2021B and D (Aa2/AA+/A-1+)
660,000	2.750	(b)(c)	07/15/2055	660,000
Illinois Housing Development Authority Multifamily Housing RB Lakeside Tower Series 2025B (Aa1/NR)
1,535,000	3.150	(b)(c)	08/01/2029	1,537,453
Illinois Housing Development Authority Multifamily Housing RB Series 2024 Walden Oaks Il (HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
2,500,000	5.000	(b)(c)	10/01/2027	2,525,084
Illinois Municipal Electric Agency Power Supply System Revenue Refunding Bonds Series 2025A (AGM) (A1/AA)
10,000,000	5.000		02/01/2032	11,069,614
Illinois State GO Bonds Series 2017 D (A2/A-)
34,465,000	5.000		11/01/2026	34,901,237
Illinois State GO Refunding Bonds Series 2018 B (A2/A-)
1,825,000	5.000		10/01/2031	1,900,520
J. Sterling Morton High School District Number 201 Cook County Illinois GO Limited Tax School Bonds Series 2026 (AGM) (Aa3/AA)
225,000	5.000		06/01/2029	239,540
J. Sterling Morton High School District Number 201 Cook County Illinois GOLimited Tax School Bonds Series 2026 (AGM) (Aa3/AA)
250,000	5.000		06/01/2027	256,526
250,000	5.000		06/01/2028	261,595
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa1/A)
3,520,000	0.000	(f)	12/15/2029	3,112,645
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion Proj * (NATL) (Baa1/A)
1,220,000	0.000	(f)	06/15/2028	1,136,817
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
2,150,000	5.000		06/15/2029	2,210,942
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
4,435,000	4.000		12/15/2026	4,465,001
1,420,000	4.000		12/15/2027	1,439,811
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000	5.000		12/15/2027	3,005,805

The accompanying notes are an integral part of these financial statements.	241

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa1/A)
$25,120,000	0.000	%(f)	12/15/2034	$18,014,270
Northern Illinois University Board of Trustees Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
325,000	5.000		10/01/2030	347,499
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/A+)
5,235,000	5.000		01/01/2027	5,324,757
4,500,000	5.000		01/01/2033	4,943,219
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (A3/AA)
125,000	4.000		01/01/2032	127,592
500,000	4.000		01/01/2033	507,339
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Series of March 2025 Junior Obligation Series A 2025 (NR/A)
3,100,000	5.000		06/15/2034	3,453,669
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Tax-Exempt Series A of September 2016 (NR/A)
1,130,000	4.000		06/15/2030	1,131,870
State of Illinois General Obligation Bonds Series of May 2024B (A2/A-)
3,000,000	5.000		05/01/2026	3,005,359
3,000,000	5.000		05/01/2027	3,069,855
State of Illinois GO Bonds Series 2016 (A2/A-)
5,700,000	5.000		11/01/2028	5,765,976
State of Illinois GO Bonds Series 2017A (A2/A-)
3,455,000	5.000		12/01/2027	3,574,893
State of Illinois GO Bonds Series 2017C (A2/A-)
7,540,000	5.000		11/01/2029	7,750,838
State of Illinois GO Bonds Series 2017D (A2/A-)
5,560,000	5.000		11/01/2027	5,744,206
State of Illinois GO Bonds Series 2020 (A2/A-)
2,465,000	5.500		05/01/2030	2,612,298
State of Illinois GO Bonds Series of November 2019B (A2/A-)
10,000,000	5.000		11/01/2032	10,543,407
State of Illinois GO Refunding Bonds Series 2016 (A2/A-)
4,020,000	5.000		02/01/2028	4,086,012
2,100,000	5.000		02/01/2029	2,132,476
State of Illinois GO Refunding Bonds Series 2018A (A2/A-)
7,190,000	5.000		10/01/2028	7,547,665
State of Illinois GO Refunding Bonds Series 2018B (A2/A-)
6,000,000	5.000		10/01/2028	6,298,469
State of Illinois GO Bonds, Series of May 2018A (A2/A-)
2,500,000	5.000		05/01/2038	2,545,755
The Illinois State Toll Highway Authority Toll Highway Senior RB 2015 Series A (Aa3/AA-)
1,000,000	5.000		01/01/2037	1,001,268
Windward Preserve Community Development District City of Cocoa Florida Capital Improvement RB Series 2025 (NATL-IBC FGIC) (Baa3/BB+)
7,000,000	0.000	(f)	12/01/2030	5,815,105

				368,059,835

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana - 0.9%
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (A1/A-) (PUTABLE)
$7,050,000	5.000	%(b)(c)	12/01/2044	$7,074,576
City of Whiting, Indiana Environmental Facilities RB Bp Products North America Inc. Project Series 2015 (AMT) (A1/A-) (PUTABLE)
8,000,000	4.400	(b)(c)	11/01/2045	8,324,147
Fort Wayne Community Schools Allen County Indiana GO Bonds Series 2026 (ST INTERCEPT) (NR/AA+)
540,000	5.000		07/15/2027	555,596
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
300,000	5.000		03/01/2027	305,480
350,000	5.000		03/01/2028	361,901
385,000	5.000		03/01/2029	404,109
1,030,000	5.000		03/01/2030	1,094,875
610,000	5.000		03/01/2031	654,525
Indiana Finance Authority Health System RB Series 2025 Indiana University Health Series 202D-1 (Aa2/AA)
2,950,000	5.000	(b)(c)	10/01/2064	3,158,650
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)
3,000,000	0.750	(b)(c)	12/01/2038	3,000,000
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000	0.950	(b)(c)	12/01/2038	4,525,000
Indiana Finance Authority RB Series 2025C-2 Tax-Exempt Mandatory Paydown Securities Temps-50SM Greenwood Village South Project (NR/NR)
1,000,000	3.750		05/15/2032	1,000,581
Indiana Finance Authority RB, Series 2025C-1 (NR/NR)
2,700,000	4.125		05/15/2032	2,701,630
Indiana Finance Authority Senior Living RB Indiana Masonic Home Project, Series A 2025 (NR/NR)
1,500,000	4.300		05/01/2029	1,520,398
Indiana Finance Authority State Revolving Fund Program Bonds, Series 2025C (NR/AAA)
245,000	5.000		02/01/2030	265,970
Indiana Municipal Power Agency Power Supply System Refunding RB 2016 Series C (A1/A+)
1,485,000	5.000		01/01/2036	1,490,713
The Indianapolis Local Public Improvement Bond Bank Bonds Series 2024E (NR/AA-)
2,600,000	5.000		02/01/2031	2,833,620
895,000	5.000		02/01/2032	985,745
The Indianapolis Local Public Improvement Bond Bank Bonds, Series 2025B (AMT) (A1/NR)
6,225,000	5.000		01/01/2028	6,441,666
Vanderburgh County Redevelopment District, Vanderburgh County, Indiana Tax Increment Revenue Refunding Bonds Series 2026 (ST INTERCEPT) (NR/A)
250,000	5.000		02/01/2028	257,871
285,000	5.000		02/01/2029	298,077
300,000	5.000		02/01/2030	317,138
300,000	5.000		02/01/2031	320,267

				47,892,535

242	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Iowa - 0.2%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
$1,900,000	4.500%		06/01/2027	$1,905,070
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aa1/AA+)
495,000	4.000	(a)(b)(c)	12/01/2032	527,669
1,260,000	5.000	(a)	12/01/2032	1,419,019
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000	4.000		05/15/2026	2,105,382
Iowa Higher Education Loan Authority Private College Facility RB University of Dubuque Project Series 2025 (NR/BBB-)
1,765,000	5.000		10/01/2032	1,862,622
1,950,000	5.000		10/01/2034	2,058,040

				9,877,802

Kansas - 0.2%
City of Burlington Environmental Improvement RB Refunding for Energy Metro, Inc. Project Series 2023 (A2/A)
3,775,000	4.300	(b)(c)	03/01/2045	3,777,013
City of Wichita, Kansas Multifamily Housing RB Market Centre Apartments Series Iv, 2025 (Aa1/NR)
4,250,000	3.150	(b)(c)	02/01/2030	4,257,185

				8,034,198

Kentucky - 1.2%
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000	3.700		08/01/2027	5,067,223
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	06/01/2040	711,531
Kenton County Kentucky Airport Board Cincinnati Northern Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000	5.000		01/01/2029	1,052,183
Kenton County KY School District Financial Coporation School Building RB 2016 B (BAM-TCRS ST INTERCEPT) (Aa3/ AA)
475,000	3.000		04/01/2030	472,347
Kentucky Asset/Liability Commission Project Notes 2024 Federal Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000	5.000		09/01/2026	8,058,289
Kentucky Economic Development Finance Authority Healthcare Facilities Refunding RB Series 2022 (NR/NR)
3,570,000	4.500		10/01/2027	3,571,174
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
515,000	4.000		03/01/2027	520,585
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
3,800,000	0.900		09/01/2026	3,756,261
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
700,000	5.000		10/01/2026	707,721
1,700,000	5.000		10/01/2027	1,754,922

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
Public Energy Authority of Kentucky Gas Supply RB Series 2019C (A1/NR)
$9,450,000	4.000	%(b)(c)	02/01/2050	$9,536,488
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series B (Baa2/NR)
8,550,000	5.000		12/01/2033	8,628,698
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2024 Series B (A1/NR)
800,000	5.000		08/01/2026	804,493
500,000	5.000		02/01/2027	506,407
1,150,000	5.000		08/01/2027	1,173,557
575,000	5.000		02/01/2028	589,395
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2025 Series A (A1/NR)
7,000,000	5.250	(b)(c)	06/01/2055	7,407,965
Rural Water Financing Agency Kentucky Public Projects RB Flexible Term Program Series 2025D (NR/AA-)
6,900,000	3.375		08/01/2027	6,909,238

				61,228,477

Louisiana - 1.3%
City of New Orleans GO Refunding Bonds Series 2022 (Baa2/A-)
4,255,000	5.000		12/01/2026	4,314,030
1,715,000	5.000		12/01/2027	1,773,087
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875		06/01/2031	641,098
Louisiana Housing Corporation Multifamily Housing RB (NSA East Bank Apartments Project) Series 2025 (FHA 221(D4)) (Aa1/NR)
5,000,000	3.150	(b)(c)	04/01/2030	5,009,890
Louisiana Housing Corporation Multifamily Housing RB Arbours At Acadiana ProjectSeries 2024 (FHA 221(D)(4)) (Aa1/NR)
2,228,000	5.000	(b)(c)	04/01/2028	2,272,165
Louisiana Housing Corporation Multifamily Housing RB Arbours At Lafayette Phase II Project Series 2024 (FHA 221(D)(4)) (Aa1/NR)
1,200,000	5.000	(b)(c)	04/01/2028	1,223,430
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
3,300,000	5.000		08/15/2027	3,410,886
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue and Refunding RB for Christwood Project Series 2024 (NR/NR)
900,000	4.250	(d)	11/15/2030	903,170
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Ragin’ Cajun Facilities Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
1,230,000	5.000		10/01/2026	1,242,531
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB)
1,555,000	3.500		11/01/2032	1,510,147

The accompanying notes are an integral part of these financial statements.	243

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
$9,225,000	4.150%		09/01/2027	$9,337,194
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007-B-2A-2 (NON-AMT) (A3/ BBB+) (PUTABLE)
2,500,000	4.200	(b)(c)	10/01/2037	2,510,171
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
3,775,000	4.200	(b)(c)	09/01/2033	3,825,033
Louisiana Public Facilities Authority Hospital RB Louisiana Children Medicine Ctr 2023A (NR/A)
3,050,000	5.250	(b)(c)	12/01/2052	3,277,656
Louisiana Public Facilities Authority Hospital RB Louisiana Children’s Medical Center Project Series 2015A3 RMKT (NR/A)
6,250,000	5.000	(b)(c)	06/01/2045	6,479,750
Louisiana Public Facilities Authority Revenue and Refunding RB Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000	5.000		05/15/2030	10,724,940
Parish of East Baton Rouge Capital Improvements District Movebr Sales Tax RB Series 2024 (Aa2/AA+)
750,000	5.000		08/01/2030	818,571
840,000	5.000		08/01/2032	947,605
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
5,755,000	4.050	(b)(c)	06/01/2037	5,772,186
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (A2/A-) (PUTABLE)
1,235,000	2.200	(b)(c)	06/01/2037	1,233,056
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000	5.000		09/01/2026	909,163

				68,135,759

Maine - 0.3%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (A3/A-)
800,000	3.000		01/01/2027	799,194
300,000	5.000		01/01/2028	310,598
225,000	5.000		01/01/2029	237,229
270,000	5.000		01/01/2030	288,879
370,000	5.000		01/01/2031	395,316
810,000	5.000		01/01/2032	860,415
890,000	5.000		01/01/2033	942,220
620,000	5.000		01/01/2034	654,321
City of Portland, Maine General Airport Refunding RB Series 2016 (NON-AMT) (A3/A-)
1,295,000	5.000		01/01/2038	1,297,489
Finance Authority of Maine RB Bowdoin College Issue Series 2025B (Aa1/NR)
10,000,000	5.000	(b)(c)	07/01/2065	11,001,412
Maine Governmental Facilities Authority Lease Rental RB Series 2025A (Aa2/AA-)
700,000	5.000		10/01/2026	708,423

				17,495,496

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland - 1.0%
Community Development Administration Multifamily Development RB Sustainability Bonds for Villages at Marley Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
$1,625,000	3.300%		01/01/2029	$1,642,662
Maryland Department of Transportation Consolidated Transportation Bonds Refunding Series 2016 (Aa1/AAA)
3,025,000	4.000		09/01/2027	3,088,873
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,625,000	5.000		11/12/2028	2,635,293
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/A-)
305,000	4.000		10/01/2026	305,821
Maryland Health and Higher Educational Facilities Authority RB Maryland Institute College of Art Issue Series 2024 (NR/NR)
170,000	5.250		06/01/2026	170,440
275,000	5.250		06/01/2027	279,978
665,000	5.250		06/01/2028	682,112
400,000	5.250		06/01/2029	413,771
920,000	5.250		06/01/2030	957,885
975,000	5.250		06/01/2031	1,018,253
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2025B (A2/A)
6,750,000	5.000	(b)(c)	07/01/2045	7,248,200
Mayor and City Council of Baltimore City of Baltimore, Maryland Special Obligation Bonds City-Wide Affordable Housing Program Series 2025 (NR/NR)
600,000	4.000	(d)	06/01/2035	586,826
Prince George’S County Maryland Consolidated Public Improvement Bonds Series 2017A (Aa1/AAA)
5,000,000	3.000		09/15/2032	4,908,762
State of Maryland GO Bonds for State & Local Facilities Loan Series 2020A (Aa1/AAA)
5,000,000	5.000		03/15/2027	5,120,022
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021A (Aa1/AAA)
17,825,000	5.000		08/01/2027	18,416,911
State of Maryland GO Bonds State and Local Facilities Loan of 2017 Second Series A (Tax-Exempt) (Aa1/AAA)
1,850,000	3.000		08/01/2032	1,831,043
Washington Suburban Sanitary District Consolidated Public Improvement Green Bonds of Series 2024 (CNTY GTD) (Aaa/AAA)
490,000	5.000		06/01/2026	492,111

				49,798,963

Massachusetts - 1.6%
City of Quincy Massachusetts GO Bond Anticipation Notes (NR/ SP-1+)
12,000,000	5.000		07/24/2026	12,081,442
Massachusetts Development Finance Agency RB Beth Israel Lahey Health Issue Tax-Exempt Series N 2025 (AGM) (A1/AA)
4,500,000	5.000		07/01/2030	4,892,064
1,245,000	5.000		07/01/2031	1,370,221
1,150,000	5.000		07/01/2032	1,272,441
Massachusetts Development Finance Agency RB Brown University Health Obligated Group Issue, Series 2025B (NR/BBB+)
12,250,000	5.000	(b)(c)	08/15/2055	13,102,217

244	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Wellforce Issue, Serries 2020C (AGM) (NR/AA)
$500,000	5.000%		10/01/2028	$ 527,711
Massachusetts Development Finance Agency RB Middlesex Sustainable Energy Partners Series 2026A (NR/BBB-)
1,000,000	5.000		10/01/2029	1,048,571
Massachusetts Development Finance Agency RB Middlesex Sustainable Energy Partners Series 2026B Federally Taxable (NR/BBB-)
3,575,000	6.750		10/01/2030	3,645,752
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000	5.000		10/01/2029	456,512
325,000	5.000		10/01/2030	354,449
450,000	5.000		10/01/2031	489,005
400,000	5.000		10/01/2032	432,995
500,000	5.000		10/01/2033	536,818
Massachusetts Development Finance Agency RB U Mass Memorial Health Care Obligated Group Issue Series I (2016) (NR/BBB+)
1,315,000	5.000		07/01/2036	1,318,495
Massachusetts Development Finance Agency RB Umass Memorial Health Care Obligated Group Issue Series N-1 2025 (NR/ BBB+)
300,000	5.000		07/01/2026	301,442
360,000	5.000		07/01/2027	368,535
500,000	5.000		07/01/2028	520,695
550,000	5.000		07/01/2029	581,452
650,000	5.000		07/01/2030	695,883
Massachusetts Development Finance Agency RB, Boston Medical Center Issue Series G (Baa2/BBB)
2,200,000	5.000		07/01/2028	2,256,389
Massachusetts Development Finance Agency Refunding RB Emerson College Issue Series 2025 (Baa2/BBB+)
505,000	5.000		01/01/2027	510,573
1,190,000	5.000		01/01/2029	1,242,264
1,500,000	5.000		01/01/2033	1,615,594
Massachusetts Development Finance Agency Revenue and Revenue Refunding Bonds Lasell Village Inc. Issue Series 2025 (NR/NR)
3,485,000	5.000		07/01/2029	3,655,109
Massachusetts Development Finance Authority Variable Rate Demand RB Williams College Issue Series N (2011) (Aa1/AA+)
3,420,000	3.300	(b)(c)	07/01/2041	3,457,774
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa1/AA+)
5,165,000	5.000		11/15/2031	5,242,054
11,750,000	5.000		11/15/2032	11,919,120
Massachusetts St. College Bulding Authority Project Rev Project Ref RB Series 2003 B (AGC ST APPROP) (Aa2/AA)
2,225,000	5.500		05/01/2033	2,499,795
The Commonwealth of Massachusetts GO Refunding Bonds, Series A 2025 (Aa1/AA+)
4,830,000	5.000		07/01/2029	5,203,860

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)
Town of Hudson Massachusetts GO Bond Anticipation Notes (NR/NR)
$1,750,000	5.000%		06/11/2026	$1,754,143

				83,353,375

Michigan - 1.8%
Birmingham Public Schools County of Oakland State of Michigan 2024 School Building and Site Bonds (NR/AA+)
375,000	5.000		05/01/2026	375,737
500,000	5.000		05/01/2027	512,961
City of Detroit County of Wayne State of Michigan Unlimited Tax GO Bonds, Series 2018 (Baa1/BBB)
1,100,000	5.000		04/01/2037	1,124,165
City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,860,000	5.000		07/01/2048	3,945,987
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
1,220,000	2.960		04/01/2027	1,203,967
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD SOFR + 0.60%)
28,240,000	3.228	(e)	07/01/2032	28,139,974
Detroit Regional Convention Facility Authority Special Tax Revenue Refunding Bonds Series 2024C (NR/A+)
500,000	5.000		10/01/2026	505,612
900,000	5.000		10/01/2027	929,600
600,000	5.000		10/01/2028	631,751
Garden City Public Schools County of Wayne State of Michigan 2026 Refunding Bonds Unlimited Tax GO (Q-SBLF) (NR/AA)
2,025,000	5.000		05/01/2027	2,072,459
1,000,000	5.000		05/01/2028	1,043,092
Great Lakes Water Authority Water Supply System Revenue Refunding Second Lien Bonds, Series 2016D (A1/A+)
1,030,000	5.000		07/01/2036	1,034,340
Howell Public Schools County of Livingston State of Michigan 2025 School Building and Site Bonds, Series II (Q-SBLF) (NR/AA)
235,000	5.000		05/01/2029	250,709
275,000	5.000		05/01/2030	298,000
Lansing Board of Water & Light Utility System RB Series 2021B (Aa3/AA-)
5,000,000	2.000	(b)(c)	07/01/2051	4,995,805
Lansing Board of Water and Light City of Lansing Michigan Utility System Revenue Refunding Bonds Series 2026A Mandatory Put Bonds (Aa3/AA-)
1,550,000	5.000	(b)(c)	07/01/2051	1,693,411
Michigan Finance Authority Corewell Health Hospital Revenue and Revenue Refunding Bonds, Subseries 2025B-1 (Aa3/AA)
3,000,000	5.000	(b)(c)	08/15/2055	3,272,812
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
50,000	4.000		02/01/2027	49,937
Michigan Finance Authority Hospital RB for Trinity Health Corporation 2013Mi-3 (NR/NR) (PUTABLE)
7,045,000	3.750	(b)	12/01/2038	7,220,587
Michigan Finance Authority Hospital RB for Trinity Health Credit Group Series 2022B (Aa3/AA-)
6,250,000	5.000	(b)(c)	12/01/2043	6,523,781

The accompanying notes are an integral part of these financial statements.	245

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (A1/NR)
$1,215,000	5.000%		05/15/2034	$1,219,300
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	3.170	(b)(e)	04/15/2047	5,832,806
Michigan Finance Authority State Aid Notes Series 2025A-1 (NR/A-1+)
3,000,000	5.000		07/20/2026	3,022,305
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
5,650,000	3.875	(b)(c)	06/01/2053	5,617,273
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000	5.000		03/01/2030	2,609,422
Star International Academy Refunding Bonds Series 2020 (NR/ BBB)
775,000	4.000		03/01/2027	774,209
Troy School District County of Oakland State of Michigan 2026 School Building and Site Refunding Bonds Unlimited Tax GO (Q-SBLF) (NR/AA)
1,000,000	5.000	(g)	05/01/2027	1,026,681
1,000,000	5.000	(g)	05/01/2028	1,047,854
2,000,000	5.000	(g)	05/01/2029	2,136,757
750,000	5.000	(g)	05/01/2030	814,840
Waterford School District County of Oakland State of Michigan School Building and Site Bonds Series 2025 (Q-SBLF) (NR/ AA)
700,000	5.000		05/01/2028	733,788

				90,659,922

Minnesota - 1.0%
City of Buffalo Minnesota GO Temporary Tax Abatement Bonds, Series 2025C (NR/SP-1+)
2,540,000	3.000		12/01/2028	2,531,637
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000		12/01/2029	5,397,576
City of Minneapolis Health Care System RB for Allina Health System Series 2023A (A1/A+)
2,500,000	5.000	(b)(c)	11/15/2052	2,619,352
City of Rochester Minnesota Health Care Facilities RB Mayo Clinic Series 2025B (Aa2/AA)
6,500,000	5.000	(b)(c)	11/15/2055	7,127,546
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000	5.000		05/01/2031	571,617
550,000	5.000		05/01/2032	603,826
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/AA-)
325,000	5.000		06/15/2027	333,215
460,000	5.000		06/15/2028	481,977
400,000	5.000		06/15/2029	426,480
Housing and Redevelopment Authority in and for The City of Woodbury Minnesota Multifamily Housing RB, Series 2025 (Aa1/NR)
1,610,000	3.200	(b)(c)	02/01/2046	1,614,573

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Minnesota – (continued)
Housing and Redevelopment Authority of The City of Saint Paul Minnesota Health Care Facilities Revenue Refunding Bonds Healthpartners Obligated Group, Series 2025 (A2/A)
$5,200,000	5.000%		07/01/2028	$5,426,647
Independent School District No. 709 Duluth St. Louis County, Minnesota GO Capital Appreciation Facilities Maintenance Bonds, Series 2025A (SD CRED PROG) (Aa1/NR)
600,000	0.000	(f)	02/01/2029	550,103
475,000	0.000	(f)	02/01/2030	419,331
Minnesota Higher Education Facilities Authority RB Green Bonds Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000	5.000	(b)(c)	10/01/2053	3,051,769
Minnesota Municipal Gas Agency D/B/A Minnesota Community Energy Gas Project RB Series 2026A (Baa1/NR)
625,000	5.000		09/01/2028	641,870
1,600,000	5.000		09/01/2029	1,657,452
3,320,000	5.000		09/01/2030	3,458,036
2,250,000	5.000		09/01/2031	2,340,786
Minnesota Special School District Refunding Certificates of Participation for Minnesota School District Credit Enhancement Program Series 2022C (SD CRED PROG) (Aa1/AAA)
9,385,000	5.000		02/01/2027	9,577,571
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds 2022 Series A (Aa2/NR)
640,000	5.000		01/01/2027	651,641

				49,483,005

Mississippi - 0.2%
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Corportation Chervron U.S.A. Inc. Project Series 2009 A (Aa2/AA-/A-1+)
5,730,000	2.650	(b)(c)	12/01/2030	5,730,000
Mississippi Development Bank Special Obligation Refunding Bonds Series 2024A (Aa3/AA-)
1,000,000	5.000		01/01/2031	1,094,714
Warren County, Mississippi Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2018 (NON-AMT) (NR/BBB)
5,500,000	4.000		09/01/2032	5,601,329

				12,426,043

Missouri - 1.4%
Board of Municipal Utilities of The City of Sikeston Missouri Certificates of Participation Series 2026 (NR/BBB+)
820,000	5.000		09/01/2033	884,586
860,000	5.000		09/01/2034	929,719
905,000	5.000		09/01/2035	978,352
City of Branson Industrial Development Authority Tax Increment Refunding RB for Branson Shoppes Redevelopment Project Series 2017A (NR/NR)
2,050,000	4.000		11/01/2027	2,044,117
City of Kansas City, Missouri Special Obligation Refunding Bonds Downtown Arena Project, Series 2025C (NR/AA-)
2,515,000	5.000		04/01/2031	2,744,053
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Coxhealth Series 2025A (A2/NR)
2,500,000	5.000		11/15/2032	2,743,855

246	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Missouri – (continued)
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB The Children’s Mercy Hospital Series 2016 (NR/AA-)
$1,465,000	5.000%		05/15/2027	$1,469,093
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
760,000	5.000		02/01/2027	768,868
950,000	5.000		02/01/2028	973,940
590,000	5.000		02/01/2029	611,875
485,000	5.000		02/01/2030	507,742
Jackson County, Missouri Center School District Number 58 GO School Building and Refunding Bonds (Missouri Direct Deposit Program), Series 2019A (ST AID DIR DEP) (Aa1/NR)
2,500,000	4.000		03/01/2036	2,504,363
Kansas City Municipal Assistance Corp Revenue Leasehold Bonds 2004 B-1 (AMBAC) (A2/AA-)
5,300,000	0.000	(f)	04/15/2031	4,488,750
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,330,000	5.000		09/01/2033	1,331,591
Phelps County Missouri Hospital RB Phelps Health Series 2025 (NR/BBB+)
430,000	5.000		12/01/2031	464,140
450,000	5.000		12/01/2032	488,400
Public Water Supply District No. 2 of St. Charles County Missouri Refunding Certificates of Participation Series 2026A (NR/AA)
1,125,000	5.000		12/01/2028	1,188,667
1,500,000	5.000		12/01/2029	1,610,072
State Environmental Improvement and Energy Resources Authority of The State of Missouri Environmental Improvement RB Kansas City Power & Light Company Project, Series 2008 (Baa1/A-) (PUTABLE)
845,000	4.050	(b)(c)	05/01/2038	854,802
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
40,000,000	4.000	(b)(c)	05/01/2051	40,041,992
The Planned Industrial Expansion Authority of Kansas City Multifamily Housing RB for The Depot on Old Santa Fe Series 2023 (Aa1/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,074,423

				72,703,400

Montana - 0.2%
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
5,065,000	3.900	(c)	03/01/2031	5,064,983
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
2,825,000	3.875		07/01/2028	2,868,256
Montana Board of Housing Multifamily Housing RB Twin Creek 4 Apartments Project Series 2024 (Aa1/NR)
1,800,000	5.000	(b)(c)	09/01/2028	1,849,930

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Montana – (continued)
Montana Board of Housing Single Family Mortgage Bonds 2024 Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
$340,000	3.000%		06/01/2026	$339,799
340,000	3.000		12/01/2026	339,268
345,000	3.050		06/01/2027	345,476
335,000	3.100		12/01/2027	336,568
510,000	3.150		06/01/2028	510,989
355,000	3.200		12/01/2028	355,622
225,000	3.200		06/01/2029	225,951
230,000	3.200		12/01/2029	230,834

				12,467,676

Nebraska - 0.5%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
3,250,000	5.000	(b)(c)	08/01/2055	3,440,282
Jefferson County School District 0300 Tri County Public Schools GO Bonds Series 2026 (AGM) (NR/AA)
4,500,000	4.000	(g)	12/15/2035	4,559,020
Nebraska Investment Finance Authority Multifamily Housing RB Mural Nebraska Series 2024A (Aa1/NR)
7,000,000	3.000	(b)(c)	04/01/2042	7,000,232
Sarpy County School District 0001 Bellevue Public Schools in The State of Nebraska General Fund Promissory Notes Series 2026 (NR/NR)
1,175,000	2.750		09/01/2027	1,169,118
Sarpy County School District GO Bonds for Gretna Public Schools Series 2022B (NR/A+)
6,875,000	5.000		12/15/2027	6,893,313

				23,061,965

Nevada - 0.2%
City of Las Vegas Special Improvement District No. 812 for Summerlin Village 24 Local Improvement Bonds Series 2015 (NR/NR)
1,190,000	5.000		12/01/2027	1,191,003
City of Sparks, Nevada Tourism Improvement District No. 1 Legends At Sparks Marina Senior Sales Tax Anticipation RB, Series 2025 (NR/NR)
2,275,000	3.875		06/15/2028	2,281,864
Clark County Harry Reid International Airport Passenger Facility Charge Refunding RB Series 2022B (Aa2/NR)
675,000	5.000		07/01/2026	679,060
870,000	5.000		07/01/2027	895,812
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A (Aa3/NR)
1,000,000	5.000		07/01/2026	1,005,408
State of Nevada Nevada GO Limited Tax Capital Improvement Bonds Series 2017A (Aa1/AA+)
4,200,000	3.000		05/01/2032	4,168,286
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (NON-AMT) (A3/A) (PUTABLE)
1,300,000	3.625	(b)(c)	03/01/2036	1,308,134

				11,529,567

New Hampshire - 0.3%
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (Baa1/A-)
1,300,000	4.000		12/01/2028	1,316,219

The accompanying notes are an integral part of these financial statements.	247

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Hampshire – (continued)
National Finance Authority Taxable Utility Refunding RB Wheeling Power Company Project Series 2024A (NR/BBB+)
$10,000,000	6.890	%(d)	04/01/2034	$10,456,135
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
250,000	4.000		01/01/2027	250,835
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
4,025,000	3.300	(b)(c)	06/01/2040	4,035,381
New Hampshire Health and Education Facilities Authority RB, Dartmouth Health Obligated Group Issue, Series 2025 (NR/A)
1,250,000	5.000		08/01/2031	1,361,112

				17,419,682

New Jersey - 3.4%
Board of Education of The Borough of Hillsdale, New Jersey School Bonds (SCH BD RES FD) (NR/AA)
1,320,000	2.000		08/15/2027	1,302,317
Board of Education of The Borough of Hillsdale, New Jersey School Bonds (SCH BD RES FD) (NR/AA)
1,635,000	2.000		08/15/2028	1,594,599

Borough of South Plainfield In The County of Middlesex New Jersey Bond Anticipation Notes Series 2025B Consisting of General Improvement Bond Anticipation Note Pool Utility Bond Anticipation Note and Sewer Utility Bond Anticipation Note (NR/SP-1+)

2,750,000	4.000		08/07/2026	2,763,998
Burlington County Bridge Commission Lease Revenue Notes Government Leasing Program Series 2025C (NR/NR)
1,830,000	4.000		07/31/2026	1,837,620
Casino Reinvestment Development Authority Casino Reinvestment Development Authority Luxury Tax RB Series 2024A (AGC) (A1/AA)
800,000	5.000		11/01/2028	841,142
Casino Reinvestment Development Authority Luxury Tax RB Series 2024 B (AGC) (A1/AA)
700,000	5.000		11/01/2028	735,999
New Jersey Economic Development Authority Refunding RB for School Facilities Construction Series 2005 N1 (AMBAC) (A1/A)
2,000,000	5.500		09/01/2026	2,024,393
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (A1/A)
2,850,000	5.500	(a)	12/15/2026	2,911,555
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A1/A)
4,000,000	5.000		06/15/2026	4,019,940
2,480,000	5.000		06/15/2027	2,551,661
New Jersey Economic Development Authority Special Facility Revenue Refunding Bonds for Port Newark Container Terminal Project Series 2017 (Baa2/NR)
2,130,000	5.000		10/01/2026	2,147,457
1,710,000	5.000		10/01/2027	1,752,430
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
3,495,000	3.750	(b)(c)	11/01/2034	3,507,438

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Educational Facilities Authority Princeton University RB, Series 2025A-1 (Aaa/AAA)
$10,000,000	5.000	%(b)(c)	07/01/2064	$10,961,119
New Jersey Housing and Mortgage Finance Agency Multifamily Conduit RB (Rowan Towers Cash Collateralized, Series 2025 D-2 (HUD SECT 8) (Aa1/NR)
2,225,000	3.100	(b)(c)	07/01/2029	2,227,257
New Jersey Housing and Mortgage Finance Agency Multifamily Conduit RB 701 Newark Avenue Project, Series 2025-E (Aa1/NR)
1,500,000	3.150	(b)(c)	12/01/2043	1,502,193
New Jersey Housing and Mortgage Finance Agency Single Family Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,600,000	2.900		04/01/2026	2,600,000
New Jersey TPK Authority RB 2027 A (A1/AA-)
5,000,000	5.000	(g)	01/01/2029	5,195,721
5,335,000	5.000	(g)	01/01/2030	5,632,602
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A1/A)
1,765,000	0.000	(f)	12/15/2026	1,730,259
4,155,000	0.000	(f)	12/15/2027	3,953,892
27,705,000	0.000	(f)	12/15/2028	25,532,050
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A1/A)
46,605,000	0.000	(f)	12/15/2027	44,349,253
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
1,565,000	5.000		06/15/2030	1,571,549
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2019 Series Aa (A1/A)
2,695,000	5.000		06/15/2038	2,792,279
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A1/A)
9,865,000	0.000	(f)	12/15/2029	8,780,806
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A1/A)
3,095,000	5.000		06/15/2026	3,110,428
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000	5.000		01/01/2027	10,190,304
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
515,000	4.250		07/01/2033	520,712
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (Aa3/A+)
12,750,000	5.000		06/01/2027	13,121,779
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (NR/A)
1,495,000	5.000		06/01/2027	1,529,643
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds for Covanta Union Series 2011A (AMT) (CNTY GTD) (NR/AA+)
4,250,000	5.250		12/01/2031	4,258,171

				177,550,566

248	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Mexico - 0.4%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
$1,525,000	3.875	%(b)(c)	06/01/2040	$1,559,363
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
1,975,000	3.875	(b)(c)	06/01/2040	2,019,503
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000	3.875	(b)(c)	06/01/2040	1,993,940
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000	3.900	(b)(c)	06/01/2040	5,279,241
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000	0.875	(b)(c)	06/01/2040	3,293,266
Hobbs Municipal School District No. 16 Lea County New Mexico GO School Bonds Series 2025 (ST AID WITHHLDG) (Aa2/ NR)
1,000,000	5.000		09/15/2030	1,089,080
Santa Fe Public School District Santa Fe County Education Technology General Obligation Lease Purchase Notes Series 2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000	5.000		08/01/2027	1,107,117
Santa Fe Public School District Santa Fe County General Obligation School Building Bonds Series 2024 (ST AID WITHHLDG) (NR/AA-)
765,000	5.000		08/01/2026	771,119
735,000	5.000		08/01/2027	757,448
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000		09/01/2027	179,685

				18,049,762

New York - 10.6%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
285,000	5.000		04/01/2030	300,744
330,000	5.000		04/01/2031	350,633
425,000	5.000		04/01/2032	454,098
195,000	5.000		04/01/2033	208,739
220,000	5.000		04/01/2034	235,513
Buffalo and Erie County Industrial Land Development Corporation Tax-Exempt RB Series 2025 (NR/BBB)
1,550,000	5.500		05/01/2035	1,642,125
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000		06/15/2026	99,897
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
130,000	3.400		07/01/2027	129,603

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Build NYC Resource Corporation RB Academic Leadership Charter School Project Series 2021 (NR/BBB-)
$100,000	4.000%		06/15/2031	$97,946
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
955,000	4.000		06/15/2033	932,080
Build NYC Resource Corporation RB The Young Men’s and Young Women’S Hebrew Association Project Series 2024 (NR/A-)
1,600,000	5.000		12/01/2027	1,656,601
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
5,285,000	4.250	(b)(c)	04/01/2042	5,368,202
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
345,000	4.000		06/01/2034	340,777
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000	5.000		08/01/2026	10,342,383
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
250,000	5.000		11/15/2026	253,927
200,000	5.000		11/15/2027	208,028
City School District of The City of Port Jervis Orange County New York Bond Anticipation Notes 2025 (ST AID WITHHLDG) (NR/NR)
2,600,000	4.000		06/26/2026	2,609,038
Clifton Fine Central School District New York Bond Anticipation Notes, 2025 (ST AID WITHHLDG) (NR/NR)
2,765,000	4.000		06/26/2026	2,774,733
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aa1/NR)
4,300,000	5.000	(b)(c)	07/01/2028	4,405,624
County of Saratoga New York General Obligations Public Improvement Serial Bonds 2018 (NR/AA+)
750,000	3.250		10/15/2031	733,998
Dormitory Authority of The State of New York Montefiore Obligated Group RB, Series 2024 (Baa3/BBB-)
900,000	5.000		11/01/2026	909,347
875,000	5.000		11/01/2030	926,812
1,555,000	5.000		11/01/2031	1,659,365
1,250,000	5.000		11/01/2032	1,340,934
Dormitory Authority of The State of New York Mount Sinai Obligated Group RB Series 2025 (Baa3/BBB)
740,000	5.000		07/01/2031	794,323
2,300,000	5.000		07/01/2032	2,481,269
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
300,000	5.250		05/01/2027	306,861
250,000	5.250		05/01/2028	260,492
350,000	5.250		05/01/2029	370,559
565,000	5.250		05/01/2030	607,316
400,000	5.250		05/01/2031	435,299
Dormitory Authority of The State of New York Pace University RB Series 2024B (Baa3/BBB-)
1,375,000	5.000		05/01/2026	1,377,072
1,435,000	5.000		05/01/2027	1,464,028
1,375,000	5.000		05/01/2028	1,425,826
1,750,000	5.000		05/01/2029	1,841,107

The accompanying notes are an integral part of these financial statements.	249

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York Pace University RB Series 2024B (Baa3/BBB-) – (continued)
$1,750,000	5.000%		05/01/2030	$1,866,544
2,500,000	5.000		05/01/2031	2,692,839
Dormitory Authority of The State of New York St. John’s University RB Series 2021A (A3/A-)
260,000	4.000		07/01/2036	263,069
Dormitory Authority of The State of New York State Sales Tax RB Series 2017A (Aa1/AA+)
5,000,000	5.000		03/15/2039	5,074,602
Dormitory Authority of The State of New York White Plains Hospital Obligated Group RB, Series 2024 (Baa3/BBB-)
750,000	5.000		10/01/2030	795,192
1,080,000	5.000		10/01/2031	1,152,395
1,125,000	5.000		10/01/2032	1,206,497
Dormitory Authority of The State of New York Orchard Park CCRC Inc Obligated Group RB Series 2025B-1 (Temps-50) (NR/NR)
2,625,000	3.050		11/15/2030	2,617,199
Dormitory Authority of The State of New York Orchard Park CCRC Inc Obligated Group RB Series 2025B-2 (Temps-70) (NR/NR)
1,200,000	3.320		11/15/2030	1,196,452
Empire State Development Corp. State Personal Income Tax RB Series 2022A (Aa1/NR)
21,000,000	5.000		09/15/2028	22,201,072
Empire State Development New York New York State Urban Development Corp. State Personal Income Tax RB General Purpose Series 2017C (Aa1/AA+)
2,125,000	5.000		03/15/2035	2,179,508
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
275,000	5.000		12/01/2026	278,435
Geneseo Town New York Bond Anticipation Notes 2025 (NR/NR)
1,000,000	4.000		08/18/2026	1,002,906
Jefferson Central School District New York GO Bond Anticipation Notes 2025 (ST AID WITHHLDG) (NR/NR)
3,555,000	4.250		06/26/2026	3,564,860
Long Island Power Authority Electric System General RB Series 2016B (A2/A)
4,275,000	5.000		09/01/2041	4,300,097
Long Island Power Authority Electric System General RB Series 2024B (A2/A)
10,000,000	3.000	(b)(c)	09/01/2049	9,967,693
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000	1.500	(b)(c)	09/01/2051	14,896,719
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A2/A)
4,250,000	4.000		11/15/2026	4,288,307
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D (A2/A)
1,075,000	5.000		11/15/2027	1,116,562
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A2/A)
3,000,000	5.000		11/15/2028	3,182,863
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2025A (A2/A)
8,050,000	5.000		11/15/2034	9,185,609

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A2/A) (SOFR + 0.60%)
$3,495,000	3.032	%(e)	11/01/2026	$3,488,356
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000	2.083	(b)(c)	01/01/2032	300,000
New York City Health and Hospitals Corp. Health System Bonds 2025 Series A (Aa3/A+)
2,600,000	5.000		02/15/2032	2,917,941
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class D Series 2024 Tax-Exempt Bonds (Baa1/NR)
1,250,000	4.000		12/15/2043	1,274,162
New York City Housing Development Corp. Multi-Family Mortgage RB 8 Spruce Street Class E Series 2024 Tax-Exempt Bonds (Baa3/NR)
1,000,000	4.375		12/15/2031	1,017,235
New York City Housing Development Corp. Series F-2-B (REMIC FHA INS 542(C)) (REMIC FHA INS 542(c)) (Aa2/AA+)
5,265,000	3.400	(b)(c)	11/01/2062	5,266,974
New York City Housing Development Corporation Multi-Family Housing RB 2026 Series B (NON-AMT) (FNMA COLL) (Aa2/AA+)
7,785,000	3.100	(b)(c)	11/01/2045	7,725,885
New York City Industrial Development Agency Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM) (A1/AA)
700,000	5.000		01/01/2027	711,378
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR) (MUNI-CPI + 0.89%)
2,850,000	3.276		03/01/2027	2,856,095
New York City Municipal Water Finance Authority Water and Sewer Second General Resolution RB Fiscal 2017 Series EE (Aa1/AA+)
5,000,000	5.000		06/15/2037	5,115,409
New York City Transitional Finance Authority Building Aid RB Fiscal 2026 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
4,040,000	5.000		07/15/2031	4,499,077
6,195,000	5.000		07/15/2032	6,989,232
New York City Transitional Finance Authority Building Aid RB Fiscal 2026 Series S-2 (ST AID WITHHLDG) (Aa2/AA)
5,000,000	5.000		07/15/2030	5,485,528
3,000,000	5.000		07/15/2031	3,340,898
3,025,000	5.000		07/15/2032	3,412,821
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds ,E, Subseries E-1 Tax-Exempt (Aa1/AAA)
1,240,000	5.000		02/01/2040	1,254,494
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000	5.000		11/01/2028	3,179,798
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2017 Subseries A-1 Tax-Exempt Bonds (Aa1/AAA)
4,985,000	5.000		05/01/2040	4,991,778

250	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax- Exempt Bonds (Aa1/AAA)
$2,435,000	5.000%		11/01/2027	$2,528,606
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds(Adjustable Rate Bonds) Fiscal 2019 Subseries B-4 (Aa1/AAA/A-1+)
5,880,000	2.700	(b)(c)	08/01/2042	5,880,000
New York City Transitional Finance Authority New York Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2018, Subseries C-3 (Aa1/AAA)
4,000,000	5.000		05/01/2040	4,124,442
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
1,805,000	5.150	(d)	11/15/2034	1,805,203
New York Port Authority Consolidated Bonds 197th Series (Aa3/AA-)
4,000,000	5.000		11/15/2034	4,040,764
New York Port Authority Consolidated Bonds 207th Series (Aa3/AA-)
6,035,000	5.000		09/15/2027	6,213,847
New York State Dormitory Authority Secondarily Industrial RB New York University Series 2001 (BHAC-CR AMBAC) (Aa1/AA+)
2,110,000	5.500		07/01/2031	2,274,264
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,130,000	5.000		07/01/2028	1,137,238
New York State Energy Research and Development Authority Pollution Control RB Rochester Gas and Electric Corporation Project 1997 Series A (Baa1/A-)
1,500,000	3.800		08/01/2032	1,521,094
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revolving Funds RB for Municipal Water Finance Authority Projects - Second Resolution Bonds Series 2016 (Aaa/AAA)
3,000,000	5.000		06/15/2035	3,014,815
New York State Environmental Facilities Corporation State Revolving Funds RB (2010 Master Financing Program) (Green Bonds) Series 2015 D (Tax-Exempt) (Aaa/AAA)
1,020,000	4.000		09/15/2033	1,020,028
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
2,025,000	1.100	(b)(c)	11/01/2061	1,970,088
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
15,910,000	3.100	(b)(c)	05/01/2062	15,910,221
New York State Housing Finance Agency Affordable Housing RB 2022 Series F-2 (SONYMA FHA 542(C)) (SONYMA FHA 542(c)) (Aa2/NR)
9,905,000	3.850	(b)(c)	05/01/2062	9,909,217
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
1,000,000	3.450	(b)(c)	06/15/2054	1,006,023
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
2,170,000	3.350	(b)(c)	06/15/2054	2,175,945

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (NR/AA+)
$40,000,000	5.000%		03/15/2028	$41,899,308
New York Transitional Finance Authority Future Tax Secured Tax- Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal 2026 Subseries F-3 (Aa1/AAA/A-1)
25,000,000	2.750	(b)(c)	02/01/2056	25,000,000
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (Baa1/NR)
415,000	5.000		12/01/2026	419,793
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
7,000,000	5.000		01/01/2029	7,195,509
2,175,000	4.000		01/01/2036	2,140,805
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa2/NR)
8,540,000	5.000		01/01/2030	8,768,323
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa2/NR)
7,975,000	4.000		10/01/2030	8,101,034
2,345,000	5.000		10/01/2035	2,443,485
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/BBB)
1,300,000	5.000		12/01/2027	1,345,752
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
6,240,000	5.000		07/01/2041	6,242,181
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (Baa2/NR)
7,765,000	5.000		01/01/2028	7,995,454
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2020A (Baa1/NR)
500,000	5.000		12/01/2027	514,053
New York Transportation Development Corporation Special Facilities RB, Series 2018 (Baa2/NR)
2,000,000	5.000		01/01/2032	2,044,468
North Syracuse Central School District Onondaga County New York GOs Bond Anticipation Notes 2025 Series A (ST AID WITHHLDG) (NR/NR)
12,500,000	4.000		07/31/2026	12,557,526
Onondaga Civic Development Corporation RB Syracuse University Project Series 2025 (Aa3/AA-)
150,000	5.000		12/01/2032	170,518
Onondaga Civic Development Corporation RB Syracuse University Project, Series 2025 (Aa3/AA-)
375,000	5.000		12/01/2028	398,629
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
1,080,000	5.000		07/01/2026	1,080,142
1,090,000	5.000		07/01/2027	1,080,065
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
10,000,000	3.000		10/01/2028	10,009,149

The accompanying notes are an integral part of these financial statements.	251

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Power Authority of The State of New York Green Transmission Project RB Series 2023A (AGM) (Aa3/AA)
$500,000	5.000%		11/15/2027	$521,379
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000	5.000	(b)(c)	05/01/2048	2,298,847
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,025,000	5.000		07/01/2026	1,025,542
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000		07/01/2026	674,648
705,000	5.000		07/01/2027	703,997
740,000	5.000		07/01/2028	737,871
The City of Geneva Development Corporation RB Hobart and William Smith Colleges Project Series 2026 (NR/A-)
500,000	5.000		02/01/2027	508,848
275,000	5.000		02/01/2028	285,406
275,000	5.000		02/01/2029	290,213
750,000	5.000		02/01/2031	811,072
800,000	5.000		02/01/2032	872,190
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2 (Aa2/AA/A-1+)
6,020,000	2.700	(b)(c)	03/01/2040	6,020,000
The City of New York GO Bonds Fiscal 2025 Series F (Aa2/AA)
5,500,000	5.000		08/01/2034	6,200,606
The City of New York GO Bonds Fiscal 2026 Series A Tax-Exempt Bonds Subseries A-1 (Aa2/AA)
5,000,000	5.000		08/01/2031	5,498,793
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1 (Aa2/AA)
1,000,000	5.000		08/01/2026	1,008,030
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Ninety-Seventh Series (Aa3/AA-)
9,775,000	5.000		11/15/2041	9,838,513
Town of Riverhead New York GO Bond Anticipation Notes 2025 Series B (NR/NR)
1,225,000	4.000		08/14/2026	1,230,754
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021C (NR/AA+)
40,900,000	5.000	(b)(c)	05/15/2051	41,019,923
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Green Bonds Series 2022E (NR/AA+)
26,915,000	5.000		11/15/2027	27,835,555
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels General Revenue Bond Series 2016A (Aa3/AA-)
775,000	5.000		11/15/2041	775,828
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2024B (NR/SP-1+)
5,000,000	5.000		03/15/2027	5,113,332
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (NR/SP-1+)
5,000,000	5.000		03/01/2028	5,229,984
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2025A (A1/SP-1+)
15,000,000	5.000		02/01/2028	15,639,030

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Real Estate Transfer Tax RBSeries 2025A (A1/A+)
$1,000,000	5.000%		12/01/2033	$1,145,334
1,000,000	5.000		12/01/2034	1,152,958
TSACS Inc Tobacco Settlement Bonds Tobacco Settlement Bonds Fiscal 2017 Series A (NR/BBB)
1,000,000	5.000		06/01/2030	1,018,837

				547,597,259

North Carolina - 1.0%
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
750,000	5.000		07/01/2027	767,679
Nash Health Care Systems Health Care Facilities RB Series 2025 (NR/BBB+)
2,500,000	5.000		02/01/2032	2,719,918
North Carolina Housing Finance Agency Multifamily Housing RB Series 2024 (Aa1/NR) (PUTABLE)
2,205,000	5.000	(b)(c)	04/01/2029	2,291,361
North Carolina Medical Care Commission Health Care Facilities RB Duke University Health System, Series 2025B (Aa3/AA-)
1,250,000	5.000	(b)(c)	06/01/2055	1,338,978
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB (Twin Lakes Community) Tax-Exempt Mandatory Paydown Securities Temps-50SM, Series 2025B-2 (NR/NR)
680,000	3.900		01/01/2029	680,463
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000	5.000		12/01/2034	8,159,711

North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Deerfield Episcopal Retirement Community Project Tax-Exempt Mandatory Paydown Securities (Temps-50Sm) Series 2026B-4 (NR/NR)

14,250,000	3.200		11/01/2030	14,131,091
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-1 (NR/NR)
350,000	4.250		10/01/2028	350,177
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-2 (NR/NR)
525,000	3.750		10/01/2028	525,184

North Carolina Medical Care Commission Retirement Facilities First Mortgage RB The United Methodist Retirement Homes Project Tax-Exempt Mandatory Paydown Securities (Temps- 50Sm) Series 2025B-3 (NR/NR)

2,000,000	3.400		10/01/2029	2,002,553

North Carolina Medical Care Commission Retirement Facilities First Mortgage RB The United Methodist Retirement Homes Project Tax-Exempt Mandatory Paydown Securities (Temps- 85Sm) Series 2025B-1 (NR/NR)

1,250,000	3.625		10/01/2030	1,250,909
1,165,000	3.750		10/01/2030	1,166,605
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Twin Lakes CommunityTax-Exempt Mandatory Paydown SecuritiesTemps-85SM Series 2025B-1 (NR/NR)
815,000	4.050		01/01/2030	815,494

252	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
Sampson Area Development Corporation County of Sampson, North Carolina Limited Obligation Refunding Bonds, Series 2025 (A1/A+)
$465,000	5.000%		12/01/2027	$481,758
560,000	5.000		12/01/2028	592,877
State of North Carolina Limited Obligation Bonds Series 2020B (Aa1/AA+)
13,610,000	5.000		05/01/2026	13,638,487
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care RB Series 2021D (Aa2/AA)
1,000,000	5.000	(b)(c)	01/15/2049	1,093,285

				52,006,530

North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
2,000,000	5.000		12/01/2028	2,067,410

Ohio - 1.6%
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2023A (A1/A)
2,750,000	5.000		02/15/2027	2,801,395
Columbus Regional Airport Authority John Glenn Columbus International Airport Airport RB Series 2025A (AMT) (A2/A)
1,000,000	5.000		01/01/2030	1,063,346
1,525,000	5.000		01/01/2031	1,639,867
1,300,000	5.000		01/01/2032	1,411,759
1,300,000	5.000		01/01/2033	1,421,865
1,000,000	5.000		01/01/2034	1,097,205
Columbus-Franklin County Finance Authority Multifamily Housing RB for Caravel Apartments Series 2024B (Aa1/NR)
1,200,000	3.030	(b)(c)	11/01/2028	1,200,755
Columbus-Franklin County Finance Authority Multifamily Housing RB Westerville Crossing Apartments Series 2024B (Aa1/NR)
2,000,000	5.000	(b)(c)	12/01/2028	2,063,811
County of Cuyahoga Convention Hotel Project Certificate of Participation Series 2024 (A1/AA-)
2,390,000	5.000		12/01/2028	2,516,373
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
6,000,000	5.000		07/01/2031	6,121,204
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds Series 2024 (Baa1/NR)
400,000	5.000		09/01/2026	403,238
400,000	5.000		09/01/2027	410,708
325,000	5.000		09/01/2028	337,895
470,000	5.000		09/01/2029	495,667
375,000	5.000		09/01/2030	400,630
375,000	5.000		09/01/2031	403,895
Franklin County Finance Authority Multifamily Housing RB for Dering Family Homes Project Series 2023 (HUD SECT 8) (Aa1/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,047,437
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
4,000,000	4.250	(b)(c)	11/01/2039	4,034,316

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (Baa2/BBB) (PUTABLE)
$6,500,000	4.000	%(b)(c)	09/01/2030	$6,567,079
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
15,750,000	4.250	(b)(c)	11/01/2040	15,951,855
Ohio Air Quality Development Authority Revenue Refunding Bonds American Electric Power Company Project Series 2005A Bonds (AMT) (Baa2/BBB)
1,000,000	3.750		01/01/2029	1,009,009
Ohio Air Quality Development Authority, State of Ohio Air Quality Revenue Refunding Bonds Ohio Valley Electric Corporation Project Series 2026A (Baa3/NR)
1,225,000	3.875		01/01/2036	1,209,221
Ohio Housing Finance Agency Multifamily Housing RB (Community Pendleton Project), Series 2025 (Aa1/NR)
675,000	3.400	(b)(c)	07/01/2042	677,328
Ohio Housing Finance Agency Multifamily Housing RB at Main Series 2025 (Aa1/NR)
1,500,000	3.700	(b)(c)	11/01/2047	1,511,744
Ohio Water Development Authority Drinking Water Assistance Fund RB Series 2016 (Aaa/AAA)
4,080,000	4.000		12/01/2033	4,098,732
State of Ohio Higher Educational Facility RB for Xavier University 2024 Project (Baa3/NR)
275,000	5.000		05/01/2026	275,367
285,000	5.000		05/01/2027	289,968
355,000	5.000		05/01/2028	366,014
315,000	5.000		05/01/2029	328,565
275,000	5.000		05/01/2030	289,643
285,000	5.000		05/01/2031	301,637
630,000	5.000		05/01/2032	670,155
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (Aa3/AA-) (SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	2.650	(b)(e)	12/01/2042	4,379,992
The Franklin County Convention Facilities Authority Tax and Lease Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000	5.000		12/01/2032	10,946,604

				81,744,279

Oklahoma - 1.0%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000	1.000		11/01/2026	9,150,902
Independent School District GO Combined Purposed Bonds Series 2021 (NR/AA)
8,840,000	1.250		06/01/2026	8,799,253
Independent School District Number 12 Oklahoma County Oklahoma Edmond School District GO Combined Purpose Bonds Series 2026 (NR/AA)
3,800,000	2.000	(g)	03/01/2028	3,710,075
Independent School District Number 69 Canadian County, Oklahoma Mustang School District GO Building Bonds, Series 2025A (NR/AA-)
645,000	4.000		06/01/2027	653,814
1,195,000	4.000		06/01/2028	1,222,182

The accompanying notes are an integral part of these financial statements.	253

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Muskogee County Public Safety Authority Capital Improvement RB Series 2025 (NR/A+)
$1,150,000	4.000%		12/01/2034	$1,149,574
Muskogee County Public Safety Authority Capital Improvement RB, Series 2025 (NR/A+)
520,000	4.000		12/01/2026	522,403
1,070,000	4.000		12/01/2027	1,081,818
500,000	4.000		12/01/2028	507,034
500,000	4.000		12/01/2029	508,413
575,000	4.000		12/01/2030	584,636
650,000	4.000		12/01/2031	656,961
715,000	4.000		12/01/2032	719,436
1,300,000	4.000		12/01/2033	1,305,181
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA)
1,725,000	5.000		07/01/2026	1,735,642
1,775,000	5.000		07/01/2027	1,829,016
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA)
340,000	5.000		07/01/2026	342,098
250,000	5.000		07/01/2027	257,608
Oklahoma County Finance Authority Educational Facilities Lease RB Western Heights Public Schools Project, Series 2025 (NR/BBB-)
2,100,000	5.000		09/01/2030	2,188,954
650,000	5.000		09/01/2032	678,647
Oklahoma Housing Finance Agency Collateralized RB Astoria Creek Project Series 2025 (Aa1/NR)
2,000,000	3.150	(b)(c)	07/01/2044	2,001,999
Oklahoma Housing Finance Agency Collateralized RB Crimson Flats West, Series 2025 (Aa1/NR) (PUTABLE)
625,000	3.625	(b)(c)	05/01/2028	627,976
Oklahoma Housing Finance Agency Collateralized RB The Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
1,225,000	3.400	(b)(c)	07/01/2028	1,231,383
Oklahoma Turnpike Authority Oklahoma Turnpike System Refunding Second Senior RB Series 2025B (Aa3/AA-)
1,640,000	5.000		01/01/2032	1,810,865
Tulsa County Industrial Authority Educational Facilities Lease RB Broken Arrow Public Schools Project Series 2025 (A1/NR)
1,375,000	5.000		09/01/2032	1,503,450
640,000	5.000		09/01/2033	703,437
1,055,000	5.000		09/01/2034	1,164,448
Tulsa County Industrial Authority Educational Facilities Lease RB Owasso Public Schools Project Series 2025 (NR/A+)
500,000	5.000		09/01/2027	514,565
1,200,000	5.000		09/01/2028	1,260,106
Wagoner County Development Authority Sales Tax RB, Series 2025 (NR/NR)
680,000	8.250		05/01/2029	711,461
730,000	8.250		05/01/2030	761,425

				49,894,762

Oregon - 0.7%
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2025 Series A (Aa2/AA)
2,625,000	5.000		10/01/2030	2,881,590
2,595,000	5.000		10/01/2032	2,919,907
2,500,000	5.000		10/01/2034	2,857,052

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oregon – (continued)
City of Redmond Oregon Full Faith and Credit Bonds Series 2025A Airport Expansion Projects (AMT) (Aa2/NR)
$450,000	5.000%		06/01/2030	$480,406
400,000	5.000		06/01/2031	431,402
Corvallis School District No. 509J GO Convertible Deferred Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000	5.000		06/15/2026	2,804,199
Hospital Facility Authority of The City of Albany Oregon Senior Living RB Mennonite Village Project Series 2026B-3 Tax-Exempt Mandatory Paydown Securities (NR/NR)
2,000,000	3.200	(g)	11/15/2029	1,996,665
Jackson County School District No. 5 Ashland Jackson County Oregon GO Bonds Series 2019 (SCH BD GTY) (Aa1/AA+)
1,035,000	5.000		06/15/2035	1,092,272
Lincoln County School District Lincoln and Lane Counties Oregon GO Bonds Series 2025 (SCH BD GTY) (Aa1/NR)
1,000,000	0.000	(h)	06/15/2028	1,035,061
1,225,000	0.000	(h)	06/15/2029	1,289,899
800,000	0.000	(h)	06/15/2030	854,774
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (NR/BBB)
125,000	5.000		10/01/2026	125,864
Oregon Housing and Community Services Department Housing Development RB (Gresham Civic Station Apartments Project) Series 2025 Q (Aa1/NR)
5,000,000	3.125	(b)(c)	07/01/2044	5,007,185
Oregon Housing And Community Services Department Housing Development RB Verde Pines Project 2025 Series O (Aa1/NR)
875,000	3.100	(b)(c)	12/01/2059	875,608
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000	5.000		07/01/2028	2,517,613
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000		04/01/2029	7,091,896

				34,261,393

Pennsylvania - 4.8%

Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Pennsylvania Retirement Communities RB Acts Retirement- Life Communities, Inc. Obligated Group, Series 2016 (NR/NR)

1,110,000	5.000		11/15/2036	1,117,698
Adams County General Authority Entrance Fee Principal Redemption Bonds for The Brethren Home Community Project Series 2024B-1 (NR/NR)
2,295,000	3.900		06/01/2030	2,286,452
Adams County General Authority Entrance Fee Principal Redemption Bonds for The Brethren Home Community Project Series 2024B-2 (NR/NR)
1,500,000	3.600		06/01/2029	1,499,136
Adams County General Authority Gettysburg College RB, Series 2025 (Baa1/A)
560,000	5.000		08/15/2026	564,124
485,000	5.000		08/15/2027	497,646
515,000	5.000		08/15/2028	537,116
650,000	5.000		08/15/2029	687,867
680,000	5.000		08/15/2030	727,538

254	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR/AA+) (SOFR + 0.29%)
$5,330,000	2.831	%(b)(e)	02/01/2033	$5,313,551
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
480,000	5.000		05/01/2026	480,450
700,000	5.000		05/01/2029	735,473
750,000	5.000		05/01/2030	796,890
750,000	5.000		05/01/2031	803,043
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/ NR)
600,000	5.000		05/01/2028	621,499
Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding Bonds Charleston County School District, South Carolina Project Series 2025 (NR/NR)
525,000	5.000		06/01/2026	526,481
Cheltenham Township Industrial Development Authority Arcadia University RB Series of 2024 (NR/BBB-)
6,245,000	5.000		04/01/2034	6,392,315
Chester County Health and Education Facilities Authority RB Series 2025 (NR/NR)
470,000	5.000		06/01/2027	479,402
990,000	5.000		06/01/2028	1,025,415
1,045,000	5.000		06/01/2029	1,096,728
550,000	5.000		06/01/2030	583,525
1,160,000	5.000		06/01/2031	1,239,509
1,220,000	5.000		06/01/2032	1,309,169
City of Erie Higher Education Building Authority Commonwealth of Pennsylvania RB Aicup Financing Program - Gannon University Project Series 2025 XX1 (NR/BBB+)
250,000	5.000		05/01/2027	253,693
300,000	5.000		05/01/2029	308,155
300,000	5.000		05/01/2030	309,310
1,010,000	4.000		05/01/2033	979,627
375,000	5.000		05/01/2035	386,259
City of Philadelphia Airport Revenue Refunding Bonds Series 2021 (AMT) (A1/NR)
2,800,000	5.000		07/01/2027	2,870,169
Commonwealth of Pennsylvania GO Bonds First Series of 2021 (Aa2/A+)
4,190,000	3.000		05/15/2034	4,049,107
Cumberland County Municipal Authority RB Messiah Village Project, Series A of 2026 (NR/NR)
1,315,000	5.000		06/01/2029	1,372,447
1,450,000	5.000		06/01/2031	1,536,732
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345		11/01/2026	2,169,718
Dauphin County General Authority Health System RB Series 2016A Pinnacle Health System Project (A2/A)
1,925,000	5.000		06/01/2035	1,929,593
Delaware River Port Authority Port District Project Refunding Bonds Series 2022 (A3/A+)
1,000,000	5.000		01/01/2027	1,018,722

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (A1/A+) (SOFR + 0.49%)
$13,580,000	2.922	%(b)(e)	03/01/2057	$13,563,265
Department of Water and Power of the City of Los Angeles RB Series 2018 D (A3/A)
310,000	3.250		07/01/2032	305,046
Geisinger Authority Health System Long Term Rate RB Series 2020B (NR/AA-)
16,740,000	5.000	(b)(c)	04/01/2043	16,887,751
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2024 Garden Spot Village Project (NR/NR)
160,000	5.000		05/01/2026	160,222
290,000	5.000		05/01/2027	295,355
215,000	5.000		05/01/2028	222,313
185,000	5.000		05/01/2029	193,882
195,000	5.000		05/01/2030	206,435
205,000	5.000		05/01/2031	218,720
Lehigh County General Purpose Authority Hospital Revenue RB, Lehigh Valley Health Network 2016 A (AGM-CR) (A1/AA)
2,370,000	4.000		07/01/2033	2,373,051
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/BBB)
570,000	4.000		11/01/2026	571,834
Lehigh County IDA Pollution Control Revenue Refunding Bonds for PPL Electric Utilities Corp. Project Series 2016B (NON-AMT) (A1/A+)
19,615,000	2.625		02/15/2027	19,616,867
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,390,000	5.000		02/15/2027	2,432,591
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
5,795,000	4.100		06/01/2029	5,964,742
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000	4.450	(b)(c)	10/01/2034	5,470,373
Mt. Lebanon Hospital Authority Allegheny County Pennsylvania Hospital RB Series 2018 St. Clair Memorial Hospital Project (NR/A+)
1,105,000	5.000		07/01/2036	1,140,524
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
3,100,000	4.000		07/01/2033	3,117,927
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2019A (NR/A-/A-2)
2,650,000	3.875	(b)(c)	08/01/2038	2,653,604
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(b)(c)	10/01/2046	10,029,811
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000	0.950	(b)(c)	12/01/2033	14,439,707
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Waste Management Inc. Project Series 2021A (NR/A-/A-2)
10,000,000	4.000	(b)(c)	06/01/2041	10,004,651

The accompanying notes are an integral part of these financial statements.	255

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
$7,700,000	1.100	%(b)(c)	06/01/2031	$7,597,602
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2025A (A2/A)
8,000,000	5.000	(b)(c)	03/15/2060	8,531,334
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
16,900,000	5.000	(b)(c)	03/15/2060	18,259,238
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Bonds (Fairhill Phase I), Series 2025 (HUD SECT 8) (Aa1/NR)
9,000,000	3.150	(b)(c)	01/01/2046	9,016,690
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Bonds (Fairhill Phase Ii), Series 2025 (HUD SECT 8) (Aa1/NR)
9,000,000	3.150	(b)(c)	01/01/2046	9,016,690
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series B of 2018 (A2/NR)
1,000,000	5.000		12/01/2038	1,036,154
Pennsylvania Turnpike Commission Subordinate Revenue Refunding Bonds First Series of 2024 (A2/A+)
2,000,000	5.000		06/01/2032	2,221,871
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B (Aa3/NR)
135,000	5.000		12/01/2026	137,090
185,000	5.000		12/01/2027	192,008
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
1,520,000	5.000		07/01/2028	1,542,539
Philadelphia Redevelopment Authority City Service Agreement Revenue Refunding Bonds for City of Philadelphia Neighborhood Transformation Initiative Series A of 2025 (A1/A+)
2,340,000	5.000		04/15/2031	2,556,599
Scranton-Lackawanna Health and Welfare Authority The University of Scranton Revenue Refunding Bonds Series 2025B (NR/A-)
325,000	5.000		11/01/2027	334,827
400,000	5.000		11/01/2028	418,649
425,000	5.000		11/01/2029	451,155
555,000	5.000		11/01/2030	596,091
775,000	5.000		11/01/2031	840,821
815,000	5.000		11/01/2032	891,142
625,000	5.000		11/01/2033	687,116
675,000	5.000		11/01/2034	744,958
Southeastern Pennsylvania Transportation Authority RB for Asset Improvement Program Series 2022 (Aa3/NR)
750,000	5.000		06/01/2026	752,977
500,000	5.000		06/01/2027	513,932
State Public School Building Authority Commonwealth of Pennsylvania College RB Delaware County Community College Project Series of 2026 (BAM) (Baa1/AA)
685,000	5.000		10/01/2026	691,873
645,000	5.000		10/01/2027	665,069
410,000	5.000		10/01/2028	430,399
380,000	5.000		10/01/2029	404,788
455,000	5.000		10/01/2030	489,670
675,000	5.000		10/01/2031	733,561

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)

State Public School Building Authority Commonwealth of Pennsylvania College RB Delaware County Community College Project Series of 2026 (BAM) (Baa1/AA) – (continued)
$700,000	5.000%		10/01/2032	$763,357
270,000	5.000		10/01/2033	296,370
265,000	5.000		10/01/2034	291,195
State Public School Building Authority School Lease Revenue Refunding Bonds for Philadelphia School District Project Series 2016A (AGM ST AID WITHHLDG) (Aa3/AA)
2,550,000	5.000		06/01/2031	2,585,082
The City of Philadelphia Pennsylvania Airport Revenue and Refunding Bonds Series 2017B (AMT) (A1/A+)
1,000,000	5.000		07/01/2035	1,016,628
The City of Philadelphia Pennsylvania Airport Revenue and Refunding Bonds Series 2025 Consisting of Airport Revenue and Refunding Bonds Series 2025B (A1/NR)
1,000,000	5.000		07/01/2031	1,081,743
The City of Philadelphia, Pennsylvania Airport Revenue and Refunding Bonds, Series 2017-B (AMT) (AGM) (A1/AA)
16,145,000	5.000		07/01/2036	16,384,085
The School District of Philadelphia GO Bonds Series F of 2016 (ST AID WITHHLDG) (Aa3/NR)
1,570,000	5.000		09/01/2035	1,581,695
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (Baa3/NR)
625,000	4.000		07/01/2026	625,508

				250,753,736

Puerto Rico - 4.9%

Puerto Rico Commonwealth GO Bonds (NR/NR)
2,433,651	0.010	(c)(h)(i)	11/01/2043	1,630,546
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
501,051	5.625		07/01/2027	510,711
492,922	5.625		07/01/2029	520,456
478,771	5.750		07/01/2031	522,704
584,255	0.000	(f)	07/01/2033	424,013
454,000	4.000		07/01/2033	453,168
408,086	4.000		07/01/2035	402,069
350,245	4.000		07/01/2037	338,171
476,200	4.000		07/01/2041	440,684
495,242	4.000		07/01/2046	425,001
Puerto Rico Elecric Power Authority Power Revenue National Non NN (NATL) (NR/NR)
455,000	4.750		07/01/2033	450,336
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
150,000	5.250		07/01/2032	150,669
145,000	5.250		07/01/2035	144,115
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD SOFR + 0.52%)
40,250,000	3.148	(e)	07/01/2029	39,289,297
Puerto Rico Financial Corp Commonwealth Appropriation Bonds 2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000	6.000		08/01/2026	2,051,461

256	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)

Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bond Cofina Series B-1 (NR/NR)
$2,875,000	0.000	%(f)	07/01/2031	$2,389,692
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
38,271,000	0.000	(f)	07/01/2027	36,790,475
6,917,000	0.000	(f)	07/01/2029	6,215,179
32,667,000	0.000	(f)	07/01/2031	27,152,719
21,519,000	0.000	(f)	07/01/2033	16,534,423
4,705,000	0.000	(f)	07/01/2046	1,648,563
3,833,000	0.000	(f)	07/01/2051	977,549
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
7,050,000	4.329		07/01/2040	6,947,831
56,000	4.536		07/01/2053	50,043
747,000	4.784		07/01/2058	689,704
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
98,889,000	4.500		07/01/2034	98,887,190
1,345,000	4.750		07/01/2053	1,252,449
3,400,000	5.000		07/01/2058	3,232,200
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Restructured Bonds Series A-1 (NR/NR)
4,802,000	4.550		07/01/2040	4,783,253
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000	0.000	(h)	03/15/2049	100,627

				255,405,298

Rhode Island - 0.2%

Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000	5.000		09/15/2027	628,166
400,000	5.000		09/15/2028	419,167
Rhode Island Health and Educational Building Corporation Hospital Financing RB Brown University Health Obligated Group Issue Series 2026B Fixed Rate Mode (NR/BBB+)
3,800,000	5.000		05/15/2031	4,092,798
Rhode Island Health And Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series 2016 (NR/BBB+)
2,000,000	5.000		05/15/2039	2,005,839
Rhode Island Health and Educational Building Corporation Student Housing RB Prg - RI Properties LLC, Senior Series 2025A (AGM) (NR/AA)
75,000	5.000		07/01/2029	78,789
100,000	5.000		07/01/2030	106,196
200,000	5.000		07/01/2031	213,484
250,000	5.000		07/01/2032	267,952
State of Rhode Island GO Bonds Consolidated Capital Development Loan Series 2022 A (Aa2/AA)
2,210,000	5.000		08/01/2026	2,228,050

				10,040,441

South Carolina - 0.5%

Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding Bonds Charleston County School District South Carolina Project Series 2024 (Aa3/AA)
500,000	5.000		12/01/2031	557,063

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)

Housing Authority of The City of Greenville Multifamily Housing RB for Cherokee Landing Apartments Project Series 2023 (Aa1/NR)
$900,000	5.000	%(b)(c)	07/01/2027	$904,890
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS (AMBAC) (A3/A-)
10,650,000	0.000	(f)	01/01/2027	10,407,167
South Carolina Jobs-Economic Development Authority Hospital Facilities RB, Series 2025B (A1/A+)
1,500,000	5.000	(b)(c)	11/01/2049	1,669,928
South Carolina Jobs-Economic Development Authority Hospital Facilities RB, Series 2025B (Bon Secours Mercy Health, Inc.) Long Term Mode Hospital Facilities RB, Series 2025B-1 (A1/A+)
5,000,000	5.000	(b)(c)	11/01/2055	5,445,299
South Carolina State Housing Finance And Development Authority Multifamily Housing RB Oak Grove Apartments Series 2025 (Aa1/NR)
500,000	3.150	(b)(c)	11/01/2043	500,614
South Carolina Transportation Infrastructure Bank South Carolina Revenue Refunding Bonds Series 2017A (Aa2/NR)
7,130,000	5.000		10/01/2038	7,283,209

				26,768,170

South Dakota - 0.0%

South Dakota Health and Educational Facilities Authority RB Series 2025C Sanford Consisting of Series 2025C-2 (NR/A+)
1,500,000	5.000	(b)(c)	11/01/2051	1,631,075

Tennessee - 0.5%

City of Memphis Sanitary Sewage System Revenue Refunding Bonds Series 2018 (Aa3/A+)
2,245,000	4.000		10/01/2035	2,247,455
Knoxville’s Community Development Corporation Multifamily Housing RB The Peter Apartments Series 2025 (Aa1/NR)
6,000,000	3.150	(b)(c)	05/01/2046	6,009,624
Knoxville’s Community Development Corporation Collateralized Multifamily Housing Bonds Scenic View at Hardin Valley Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
1,000,000	3.500	(b)(c)	12/01/2029	1,006,904
Knoxville’s Community Development Corporation Multifamily Housing RB 525 Flats Series 2024 (GNMA COLL HUD SECT 8) (Aa1/NR)
750,000	2.700	(b)(c)(g)	12/01/2064	745,274
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (A1/NR)
1,050,000	5.000		07/01/2028	1,096,885
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2026B (NR/AA-)
1,375,000	5.000		07/01/2029	1,457,869
Oak Ridge Housing Authority Multifamily Housing RB (Oak Ridge Redevelopment), Series 2025 (Aa1/NR)
1,850,000	3.200	(b)(c)	12/01/2044	1,851,505
The Health Educational and Housing Facility Board of he County of Shelby Tennessee Health Care Revenue Refunding Bonds Baptist Memorial Health Care Series 2025B (NR/BBB+) (PUTABLE)
1,735,000	5.000	(b)(c)	09/01/2044	1,843,172

The accompanying notes are an integral part of these financial statements.	257

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – (continued)

The Health Educational and Housing Facility Board of The County of Knox Collateralized Multifamily Housing Bonds The Pines Apartments Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
$3,000,000	3.100	%(b)(c)	09/01/2029	$3,002,270
The Health, Educational and Housing Facility Board of The County of Shelby, Tennessee RB (Methodist Le Bonheur Healthcare) 2025A (AGM) (A1/AA)
4,250,000	5.000		06/01/2028	4,432,710
The Industrial Development Board of The Metropolitan Government of Nashville and Davidson County Multifamily Housing RB (Trinity Lane Apartments Project), Series 2025 (Aa1/NR)
1,250,000	3.150	(b)(c)	07/01/2044	1,252,164

				24,945,832

Texas - 11.3%

Alvarado Independent School District Texas Johnson County Adjustable Rate Unlimited Tax School Building Bonds Series 2022 (PSF-GTD) (Aaa/NR)
3,000,000	4.000	(b)(c)	02/15/2052	3,083,524
Argyle Independent School District A Political Subdivision of The State of Texas Located In Denton County Texas Variable Rate Unlimited Tax School Building Bonds Series 2025B-1 (PSF-GTD) (Aaa/NR)
2,000,000	4.000	(b)(c)	08/15/2057	2,030,366
Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Ba1/NR)
2,000,000	4.250		08/15/2034	1,995,722
Austin Affordable PFC Inc. Multifamily Housing RB Heritage Pointe Seniors Apartments Series 2024B (Aa1/NR)
2,850,000	5.000	(b)(c)	11/01/2028	2,936,623
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B (FNMA COLL) (Aa1/NR)
700,000	5.000	(b)(c)	09/01/2028	719,417
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B Eagle’s Landing Family Apartments (Aa1/NR)
1,060,000	5.000	(b)(c)	09/01/2028	1,090,893

Austin Community College District Public Facility Corporation A Non-Profit Corporation Acting on Behalf of The Austin Community College District, A Political Subdivision Located In Travis, Williamson, Hays, Bastrop, Lee and Caldwell Counties, Texas Lease R (Aa3/AA)

1,100,000	5.000		08/01/2028	1,155,701
Baytown Municipal Development District Combination Limited Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000	5.000		10/01/2037	1,413,757
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
140,000	3.750	(c)	02/01/2035	140,005
Bexar Management and Development Corp. Multifamily Housing RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
2,090,000	3.020	(b)(c)	05/10/2045	2,090,655
Board of Regents of The University of Texas System Revenue Financing System Bonds Series 2024A (Aaa/AAA)
10,000,000	5.000		08/15/2027	10,333,135

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

$1,925,000	4.000	%(b)(c)	02/01/2054	$1,959,950
Cities of Dallas and Fort Worth Texas Dallas Fort Worth International Airport Joint Revenue Refunding and Improvement Bonds Series 2025A-2 (A1/AA-)
4,000,000	5.000	(b)(c)	11/01/2050	4,321,144
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,000,000	5.000		11/15/2026	1,015,280
1,500,000	5.000		11/15/2027	1,558,529
City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
212,000	4.250	(d)	09/15/2030	214,178
City of Bryan Rural Electric System RB, Series 2024 (AGM) (NR/AA)
265,000	5.000		07/01/2027	271,809
245,000	5.000		07/01/2028	256,180
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
320,000	4.000		09/01/2026	321,396
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (BAM) (NR/AA)
567,000	5.000		09/01/2028	590,167
City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
605,000	5.000		09/01/2026	610,124
637,000	5.000		09/01/2027	654,947
700,000	5.000		09/01/2029	738,145
City of Celina Texas A Municipal Corporation of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2026 (NR/NR)
279,000	4.000	(d)	09/01/2033	276,953
City of Dallas fort Worth International Airport Joint Revenue Refunding and Improvement Bonds Series 2023B (A1/AA-)
1,600,000	5.000		11/01/2026	1,623,032
City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
515,000	5.000	(b)(c)	08/01/2027	518,513
City of Dallas Housing Finance Corp. Multifamily Housing RB Palladium Buckner Station Series 2025 (Aa1/NR) (PUTABLE)
4,000,000	3.050	(b)(c)	08/01/2030	3,998,585
City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,045,000	5.000	(b)(c)	07/01/2042	1,060,555
City of Dallas Waterworks and Sewer System Revenue Refunding Bonds Series 2015A (Aa2/AAA)
2,510,000	5.000		10/01/2026	2,518,503
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
155,000	4.000		08/15/2026	155,487
160,000	4.000		08/15/2027	161,632

258	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
$575,000	5.000%		09/01/2026	$581,071
605,000	5.000		09/01/2027	626,315
639,000	5.000		09/01/2028	664,958
City of Galveston Texas Wharves and Terminal First Lien RB Series 2024A (NR/A)
740,000	5.000		08/01/2026	744,392
875,000	5.000		08/01/2027	894,346
350,000	5.000		08/01/2028	361,532
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,312,000	4.500		09/01/2032	2,317,348
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
4,560,000	5.000		11/15/2026	4,628,824
4,560,000	5.000		11/15/2027	4,735,710
1,000,000	5.000		11/15/2029	1,077,057
City of Houston Texas Subordinate Lien RB Consisting of Airport System Subordinate Lien Revenue and Refunding Bonds Series 2025A (NR/A+)
3,000,000	5.000		07/01/2031	3,245,229
City of Houston Texas Subordinate Lien RB Consisting of Airport System Subordinate Lien Revenue and Refunding Bonds Series 2025A (Amt) (NR/A+)
9,830,000	5.000		07/01/2032	10,712,162
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
152,000	4.125	(d)	09/01/2028	152,800
City of Kyle Texas A Municipal Corp. of The State of Texas Located in Hays County Special Assessment RB Series 2025 (6 Creeks Public Improvement District Improvement Area #3B Project) (NR/NR)
622,000	4.375	(d)	09/01/2035	624,361
City of Lavon Texas Special Assessment RB Series 2025 Trails of Lavon Public Improvement District Projects (NR/NR)
842,000	4.250	(d)	09/15/2032	849,638
City of Manor, A Municipal Corporation of The State of Texas located in Travis County Special Assessment RB, Series 2025 (NR/NR)
180,000	4.000	(d)	09/15/2030	180,240
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
166,000	4.000	(d)	09/01/2030	166,211
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
250,000	2.750	(d)	09/01/2031	228,289
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
48,000	2.500	(d)	09/01/2026	47,740
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
100,000	5.000	(d)	09/15/2028	102,289

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3/ A+)
$12,000,000	2.000	%(b)(c)	02/01/2049	$11,762,327
City of San Antonio Texas Electric and Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2026A (Aa3/ A+)
3,675,000	2.900	(b)(c)	02/01/2055	3,655,434
3,100,000	3.150	(b)(c)	02/01/2055	3,055,899
City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
1,680,000	5.000	(b)(c)	08/01/2050	1,723,288
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (Aa1/AA+)
20,000,000	1.000	(b)(c)	05/01/2043	19,745,996
Clear Creek Independent School District UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
3,410,000	5.000		02/15/2032	3,800,157
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Idea Public Schools Series 2016A (PSF-GTD) (NR/AAA)
860,000	5.000		08/15/2036	864,237
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Idea Public Schools Series 2024 (PSF-GTD) (NR/AAA)
600,000	5.000		08/15/2026	604,869
1,000,000	5.000		08/15/2027	1,029,358
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000	4.000		04/01/2031	723,216
575,000	4.000		04/01/2035	583,017
1,345,000	4.000		04/01/2037	1,356,027
Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000	5.000		08/15/2026	1,008,116
Clifton Higher Education Finance Corporation Education Revenue and Refunding Bonds Idea Public Schools, Series 2025 (PSF-GTD) (NR/AAA)
1,000,000	5.000		08/15/2028	1,049,284
Clifton Higher Education Finance Corporation Texas Variable Rate Education RB International Leadership of Texas Inc, Series 2025B (PSF-GTD) (Aaa/NR)
2,050,000	4.000	(b)(c)	02/15/2055	2,119,707
Conroe Independent School District UT Refunding Bonds Series 2023A (PSF-GTD) (Aaa/AAA)
2,035,000	5.000		02/15/2027	2,079,791
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Bonds, Series 2024 (AGC) (Baa3/AA)
395,000	5.000		08/15/2030	411,009
390,000	5.000		08/15/2034	412,553
Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025 (BAM) (Baa3/AA)
90,000	5.000		08/15/2026	90,603
60,000	5.000		08/15/2027	61,378
60,000	5.000		08/15/2028	62,347

The accompanying notes are an integral part of these financial statements.	259

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Crosswinds at South Lake Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025 (BAM) (Baa3/AA) – (continued)
$65,000	5.000%		08/15/2029	$68,478
65,000	5.000		08/15/2030	69,221
Cypress-Fairbanks Independent School District A Political Subdivision of the State of Texas Located In Harris County Texas Unlimited Tax Refunding Bonds Series 2025 (PSF-GTD) (Aaa/AAA)
2,760,000	5.000		02/15/2033	3,098,445
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)
3,250,000	5.000	(d)	04/01/2032	3,250,029
Denton Independent School District Texas Denton County Variable Rate Unlimited Tax School Building Bonds Series 2025-B (PSF-GTD) (NR/AAA)
11,080,000	4.000	(b)(c)	08/15/2055	11,431,691
Dickinson Independent School District Galveston County Texas Variable Rate Unlimited Tax Refunding Bonds Series 2013 (PSF-GTD) (Aaa/AAA)
5,000,000	3.100	(b)(c)	08/01/2037	5,005,664
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/ NR) (PUTABLE)
20,000	4.000	(a)(b)(c)	08/01/2027	20,350
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/AAA)
1,505,000	4.000	(b)(c)	08/01/2050	1,527,227
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
620,000	5.000		09/15/2026	623,329
El Paso County Hospital District El Paso County Texas GO Bonds, Series 2025 (AGM) (NR/AA)
2,000,000	5.000		02/15/2027	2,036,153
3,200,000	5.000		02/15/2028	3,320,942
3,440,000	5.000		02/15/2029	3,633,198
2,600,000	5.000		02/15/2030	2,786,434
El Paso County Hospital District El Paso County Texas GO Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000	5.000		08/15/2026	1,007,178
1,225,000	5.000		08/15/2027	1,256,795
1,105,000	5.000		08/15/2028	1,152,997
El Paso Independent School District Variable Rate Maintenance Tax Notes Series 2020 (Aa2/NR)
1,750,000	5.000	(b)(c)	02/01/2040	1,754,289
Frisco Independent School District A Political Subdisivion of The State of Texas Located In Denton and Collin Counties Texas Unlimited Tax Refunding Bonds Series 2025A (PSF-GTD) (Aaa/AAA)
1,300,000	5.000		02/15/2031	1,428,660
1,515,000	5.000		02/15/2032	1,684,877
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000	0.600	(b)(c)	02/15/2035	3,965,745
Grayson County Junior College District GO Bonds Series 2024 (Aa2/NR)
445,000	5.000		02/15/2031	485,566
520,000	5.000		02/15/2032	573,057

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
$470,000	5.000%		09/01/2027	$482,582
500,000	5.000		09/01/2028	521,377
745,000	5.000		09/01/2029	788,563
465,000	4.000		09/01/2031	476,087
415,000	4.000		09/01/2033	420,739
Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR/BBB)
990,000	5.000		03/01/2027	1,001,988
Harlingen Consolidated Independent School District A Political Subdivision of The State of Texas Located in Cameron County Unlimited Tax Refunding Bonds Series 2026 (PSF-GTD) (Aaa/NR)
1,610,000	5.000	(g)	08/15/2027	1,661,449
1,000,000	5.000	(g)	08/15/2028	1,053,523
1,505,000	5.000	(g)	08/15/2029	1,613,156
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000	5.000		05/15/2030	1,665,736
Harris County Cultural Education Facilities Finance Corporation RB Texas Medical Center, Series 2020A (A1/AA-)
13,150,000	5.000	(b)(c)	05/15/2050	14,176,815
Harris County Texas Permanent Improvement Tax and Revenue Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000	5.000		09/15/2026	1,395,811
1,760,000	5.000		09/15/2027	1,823,157
Harris County Texas UT Road Refunding Bonds Series 2024A (Aaa/NR)
1,050,000	5.000		09/15/2026	1,062,030
1,445,000	5.000		09/15/2027	1,496,854
HHA Fountainview PFC Multifamily Housing Revenue Notes Idlewilde Apartments Series 2026 (Aa1/NR)
1,125,000	2.750	(b)(c)	04/01/2043	1,116,265
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
595,000	3.750		09/01/2032	573,955
Hidalgo County Texas Limited Tax Refunding Bonds Series 2025 (Aa2/AA-)
730,000	5.000		08/15/2026	736,170
Housing Options Inc. Multifamily Housing RB Royal Crest Apartments Series 2025 (HUD SECT 8) (Aa1/NR) (PUTABLE)
3,850,000	3.050	(b)(c)	02/01/2045	3,853,180
Houston Housing Finance Corp. Multifamily Housing RB Cordova Apartments Series 2024 (Aa1/NR)
2,650,000	3.650	(b)(c)	02/01/2048	2,669,121
Houston Independent School District Harris County Texas Variable Rate Maintenance Tax Notes Series 2025A (Aaa/AA+)
5,000,000	5.000	(b)(c)	07/15/2045	5,225,653
Houston Water & Sewer System Junior Lien Revenue Refunding Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000	0.000	(f)	12/01/2026	5,648,706
Hutto Independent School District Variable Rate Unlimited Tax School Building Bonds Series 2015 (PSF-GTD) (NR/AAA)
2,325,000	4.000	(b)(c)	02/01/2055	2,388,797

260	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Jacksboro Independent School District Adjustable Rate UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
$2,470,000	4.000	%(b)(c)	02/15/2048	$2,538,731
Jim Hogg County Independent School District UT Refunding Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000	5.000		08/15/2026	514,540
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
2,825,000	5.000	(b)(c)	02/01/2044	2,964,704
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
205,000	5.000		09/01/2029	212,537
260,000	5.000		09/01/2033	280,047
Kaufman County Fresh Water Supply District No. 1-D Unlimited Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
385,000	5.000		09/01/2029	399,254
465,000	5.000		09/01/2033	500,853
Kilgore Independent School District Texas Rusk and Gregg Counties Adjustable Rate Unlimited Tax School Building Bonds Series 2022 (PSF-GTD) (Aaa/NR)
2,000,000	4.000	(b)(c)	02/15/2052	2,009,112
Laredo Independent School District A Political Subdivision of The State of Texas Located In Webb County UnLT Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000	5.000		08/01/2027	1,285,685
Laredo Independent School District UT Refunding Bonds Series 2023 (AGM) (NR/AA)
360,000	5.000		08/01/2026	362,855
735,000	5.000		08/01/2027	757,937
Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,025,000	5.000		08/15/2027	1,058,598
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,615,000	5.000		11/01/2026	3,657,980
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000	5.000		05/15/2027	4,516,142
Lower Colorado River Authority Refunding RB, Series 2025B (A2/A)
3,750,000	5.000	(b)(c)	05/15/2045	4,084,453
Lower Colorado River Authority Transmission Contract Refunding and Improvement RB LCRA Transmission Services Corp. Project Series 2025A (A1/A)
2,750,000	5.000		05/15/2030	2,969,957
1,250,000	5.000		05/15/2031	1,367,448
2,000,000	5.000		05/15/2032	2,210,198
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2022A (NR/A)
1,000,000	5.000		05/15/2026	1,002,898
680,000	5.000		05/15/2027	697,949
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa3/BBB+)
2,125,000	4.250		05/01/2030	2,175,477

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Medina Valley Independent School District, A Political Subdivision of The State of Texas, Located In Bexar and Medina Counties, Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2021 (PSF-GTD) (NR/AAA)

$1,000,000	2.850	%(b)(c)	02/15/2049	$995,276
Montgomery Independent School District A Political Subdivision of The State of Texas Located In Montgomery County Texas Unlimited Tax Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,675,000	5.000		02/15/2032	1,858,046

Navarro Independent School District A Political Subdivision of The State of Texas Located In Guadalupe County Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2025 (PSF-GTD) (NR/AAA)

3,000,000	4.000	(b)(c)	02/15/2062	3,067,660
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
225,000	4.000	(d)	08/15/2029	224,129
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Westminster Project Series 2025 (NR/NR)
370,000	5.000		11/01/2031	393,647
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RBWestminster Project Series 2025 (NR/NR)
185,000	5.000		11/01/2026	186,557
245,000	5.000		11/01/2027	250,620
305,000	5.000		11/01/2028	316,006
395,000	5.000		11/01/2029	413,924
550,000	5.000		11/01/2030	580,720
460,000	5.000		11/01/2032	493,301
485,000	5.000		11/01/2033	521,990
405,000	5.000		11/01/2034	436,885
430,000	5.000		11/01/2035	463,507
North East Texas Regional Mobility Authority Senior Lien, Revenue and Refunding Bonds, Series 2025A (Baa1/A)
600,000	5.000		01/01/2032	655,881
525,000	5.000		01/01/2033	578,236
North East Texas Regional Mobility Authority Subordinate Lien, Revenue Refunding Bonds, Series 2025B (Baa2/A-)
560,000	5.000		01/01/2032	608,173
550,000	5.000		01/01/2033	601,246
North Texas Higher Education Authority Inc. Tax-Exempt Education Loan RB Senior Series 2025A (AMT) (NR/AA)
800,000	5.000		06/01/2030	833,727
850,000	5.000		06/01/2031	889,542
1,250,000	5.000		06/01/2032	1,311,139
North Texas Municipal Water District Texas Water System Revenue Refunding Bonds Series 2021A (Aa1/AAA)
5,000,000	3.000		09/01/2032	4,906,667
North Texas Tollway Authority System Revenue Refunding Bonds First Tier Bonds Series 2025A (Aa3/AA-)
175,000	5.000		01/01/2032	194,161
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2024B (A1/A+)
5,000,000	5.000		01/01/2032	5,516,806

The accompanying notes are an integral part of these financial statements.	261

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2025B (A1/A+)
$1,210,000	5.000%		01/01/2032	$1,335,067
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,400,000	3.450	(b)(c)	08/01/2054	5,435,548
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
3,915,000	3.000	(b)(c)	08/01/2053	3,915,346
Pasadena Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
225,000	5.000		02/15/2027	229,933
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000	3.230	(b)(c)	02/15/2044	14,291,171
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000	4.000	(b)(c)	02/15/2050	1,521,903
Ponder Independent School District Texas Denton County Adjustable Rate UT School Building Bonds Series 2021 (PSF-GTD) (NR/AAA)
1,800,000	4.000	(b)(c)	02/15/2051	1,827,329
Port of Houston Authority of Harris County First Lien RB Series 2023 (NON-AMT) (Aa3/AA+)
700,000	5.000		10/01/2026	708,633
Pottsboro Independent School District A Political Subdivision of The State of Texas Located In Grayson County Texas Adjustable Rate UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,910,000	4.000	(b)(c)	02/15/2052	1,938,225

Prosper Independent School District A Political Subdivision of The State of Texas Located In Collin and Denton Counties Texas Adjustable Rate Unlimited Tax School Building Bonds Series 2022 (PSF-GTD) (Aaa/NR)

8,750,000	4.000	(b)(c)	02/15/2053	8,993,613
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000	4.000	(b)(c)	02/15/2050	1,884,171

Round Rock Independent School District, A Political Subdivision of The State of Texas Located Within Williamson and Travis Counties Variable Rate Unlimited Tax School Building Bonds Series 2026B (PSF-GTD) (Aaa/NR)

6,935,000	5.000	(b)(c)	08/01/2046	7,690,811
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aa1/NR) (PUTABLE)
1,065,000	3.450	(b)(c)	07/01/2029	1,071,198
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Residences At Pearsall Park Series 2024B (Aa1/ NR)
2,000,000	3.190	(b)(c)	10/01/2028	2,008,280
Sinton Independent School District Texas Fixed Rate and Variable Rate Unlimited Tax School Building Bonds, Series 2022 (PSF-GTD) (NR/AAA)
3,600,000	4.000	(b)(c)	08/15/2049	3,616,402

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

SMHA Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aa1/ NR) (PUTABLE)
$2,630,000	3.700	%(b)(c)	07/01/2028	$2,653,955
Spring Branch Independent School District UT Schoolhouse Bonds Series 2022 (PSF-GTD) (Aaa/AAA)
1,000,000	5.000		02/01/2027	1,020,536
State of Texas College Student Loan GO Bonds Series 2016 (Aaa/AAA)
4,275,000	5.500		08/01/2027	4,310,447
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aa1/NR)
2,555,000	3.350	(b)(c)	03/01/2046	2,559,638
Tarrant County Cultural Education Facilities Finance Corp. Hospital RB for Baylor Scott & White Health Project Series 2022E (Aa2/AA-)
4,045,000	5.000	(b)(c)	11/15/2052	4,056,055
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A2/NR)
525,000	5.000		07/01/2026	527,972
800,000	5.000		07/01/2027	822,338
1,000,000	5.000		07/01/2028	1,047,593
Tarrant County Cultural Education Facilities Finance Corporation Hospital RB Baylor Scott & White Health Project Series 2026E (Aa2/AA-)
1,850,000	5.000		11/15/2028	1,958,853
3,375,000	5.000		11/15/2029	3,629,709
Tarrant County Cultural Education Facilities Finance Corporation Hospital RB Baylor Scott & White Health Project Series 2026F Fixed Rate (Aa2/AA-)
10,000,000	5.000	(b)(c)	11/15/2055	10,712,626
Tarrant County Cultural Education Facilities Finance Corporation RB Ascension Senior Credit Group Series 2025C-1 (Aa3/AA)
4,630,000	5.000	(b)(c)	11/15/2051	5,080,624
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System RB Series 2025B (Aa2/AA)
7,100,000	5.000	(b)(c)	11/15/2064	7,587,837
Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources System RB Series 2025C (Aa2/AA)
4,500,000	5.000	(b)(c)	11/15/2064	4,969,833
Tarrant County Housing Finance Corporation Multifamily Housing RB The Meridian Apartments Series 2024B (Aa1/NR)
1,000,000	5.000	(b)(c)	09/01/2028	1,027,739
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium E Lancaster Avenue Series 2024 (Aa1/NR) (PUTABLE)
10,000,000	3.125	(b)(c)	08/01/2029	10,028,741
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium Old FM 471 W Series 2024 (FHA 221(D)(4)) (Aa1/NR) (PUTABLE)
5,000,000	3.050	(b)(c)	09/01/2029	5,004,477
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-) (3M USD SOFR + 0.70%)
1,895,000	3.337	(e)	12/15/2026	1,895,212

262	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A) (SIFMA Municipal Swap Index Yield + 0.55%)
$3,675,000	2.970	%(e)	09/15/2027	$3,668,895
Texas Municipal Gas Acquisition and Supply Corp. II RB for SOFR Index Rate Series 2012 C (A1/A)
	(3M USD SOFR + 0.86%)
53,495,000	3.288	(e)	09/15/2027	53,539,123
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
5,920,000	5.000		12/31/2032	6,248,083
Texas Public Finance Authority Revenue Financing System Bonds for Southern University Series 2023 (BAM) (NR/AA)
500,000	5.000		05/01/2026	500,766
620,000	5.000		05/01/2027	632,801
640,000	5.000		05/01/2028	666,813
Texas State Affordable Housing Corp. Multifamily Housing RB for Norman Commons Project Series 2023 (Aa1/NR)
2,200,000	3.625	(b)(c)	01/01/2045	2,211,024
Texas State Technical College System Revenue Financing System Improvement Bonds Series 2022A (AGM) (A1/AA)
1,750,000	5.000		08/01/2026	1,763,875
1,300,000	5.000		08/01/2027	1,339,340
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (Aaa/AAA)
46,000,000	0.560		04/01/2026	46,000,000
Texas Transportation Commission State of Texas GO Mobility Fund Put Bonds Series 2014-B (NR/AAA)
5,500,000	2.800	(b)(c)(g)	10/01/2041	5,453,398
Texas Water Development Board State Revolving Fund RB New Series 2020 (NR/AAA)
2,700,000	5.000		08/01/2026	2,721,870
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,850,000	5.000		10/15/2026	1,875,249
1,240,000	5.000		04/15/2027	1,272,311
1,450,000	5.000		10/15/2027	1,505,360
The Mesquite Housing Finance Corporation Multifamily Housing RB Palladium Carver Living Series 2024 (Aa1/NR) (PUTABLE)
5,000,000	3.350	(b)(c)	08/01/2029	5,013,997
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)
165,000	2.625	(d)	09/01/2026	164,191
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
281,000	2.875	(d)	09/01/2031	257,757
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)
43,000	2.375	(d)	09/01/2026	42,745
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area #1 Commercial Lot 98 and Improvement Area #2 Project Series 2025 (NR/NR)
498,000	4.250		09/01/2031	499,429

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
$100,000	4.375	%(d)	09/01/2027	$100,286
Trophy Club Public Improvement District No. 1 Special Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
705,000	5.000		09/01/2028	720,463
528,000	5.000		09/01/2030	555,917
502,000	5.000		09/01/2032	534,757
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2017C (Aa2/AA+)
10,000,000	4.000		02/15/2033	10,005,235
University of North Texas Revenue Refunding Improvement Bonds 2025A (Aa2/NR)
1,400,000	5.000		04/15/2029	1,492,942
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
755,000	5.000		09/01/2031	787,696
Waller Independent School District Waller and Harris Counties Texas Unlimited Tax School Building Bonds Series 2025 (PSF-GTD) (Aaa/AAA)
2,250,000	5.000		02/15/2031	2,463,021
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa2/AA)
195,000	5.500		08/15/2026	196,663
210,000	5.500		08/15/2027	216,335
220,000	5.500		08/15/2028	232,539
230,000	5.500		08/15/2029	247,963
245,000	5.500		08/15/2030	268,555
255,000	5.500		08/15/2031	283,538
270,000	5.000		08/15/2032	292,204
285,000	5.000		08/15/2033	306,876
300,000	5.000		08/15/2034	321,453
Westpointe Special Improvement District Limited Ad Valorem Tax Road Bonds Series 2024 (BAM) (Baa2/AA)
280,000	5.000		08/15/2026	281,875
325,000	5.000		08/15/2029	345,212
Westside 211 Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2021 (Baa3/NR)
285,000	2.000		08/15/2028	271,288
Westside 211 Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025 (BAM) (Baa3/AA)
380,000	5.000		08/15/2035	395,898
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
90,000	5.000		08/15/2026	90,445
90,000	5.000		08/15/2027	91,606
95,000	5.000		08/15/2028	97,522
100,000	5.000		08/15/2029	103,332
110,000	5.000		08/15/2030	114,099
115,000	5.000		08/15/2031	118,928
120,000	5.000		08/15/2032	123,583

The accompanying notes are an integral part of these financial statements.	263

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
$270,000	2.000%		08/15/2026	$267,528
Wise County Texas Tax Notes Series 2024 (NR/AA+)
575,000	5.000		02/15/2027	585,851
550,000	5.000		02/15/2028	571,961

				586,075,685

Utah - 0.5%

Intermountain Power Agency Power Supply RB 2023 Series A (Tax-Exempt) (Aa3/NR)
2,970,000	5.000		07/01/2034	3,271,342
Salt Lake City International Airport RB Series 2018A (AMT) (A1/ A+)
1,000,000	5.000		07/01/2029	1,041,227
Salt Lake City International Airport RB Series 2021A (A1/A+)
2,500,000	5.000		07/01/2027	2,562,651
7,420,000	5.000		07/01/2028	7,741,431
Salt Lake City, Utah Airport RB Series 2017A (AMT) Salt Lake City International Airport (A1/A+)
3,625,000	5.000		07/01/2032	3,699,074
Utah Housing Corp. Multifamily Housing RB for Promontory Place Apartments Series 2024B (Aa1/NR)
1,250,000	3.400	(b)(c)	02/01/2028	1,256,913
Utah Housing Corp. Multifamily Housing RB Series 2024 (Aa1/ NR)
1,440,000	3.700	(b)(c)	08/01/2043	1,444,320
Utah Housing Corporation Multifamily Housing RB Liberty Corner Series 2025 (Aa1/NR) (PUTABLE)
5,000,000	3.000	(b)(c)	09/01/2045	4,987,536
Utah Telecommunication Open Infrastructure Agency Sales Tax & Telecommunication Revenue Refunding Bonds Series 2022 (NR/AA-)
250,000	5.000		06/01/2026	250,862
300,000	5.000		06/01/2027	307,873

				26,563,229

Virgin Islands - 0.1%

Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note Series 2025 (NR/A)
600,000	5.000		09/01/2030	638,445
Virgin Islands Transportation & Infrastructure Corporation Grant Anticipation RB Federal Highway Grant Anticipation Revenue Loan Note, Series 2025 (NR/A)
1,000,000	5.000		09/01/2026	1,007,840
800,000	5.000		09/01/2027	819,725
1,000,000	5.000		09/01/2028	1,040,362
1,000,000	5.000		09/01/2029	1,053,255

				4,559,627

Virginia - 1.4%

Alexandria Redevelopment and Housing Authority Multifamily Housing RB 431 S Columbus St Block 4 Series 2024 (HUD SECT 8) (Aa1/NR)
1,600,000	3.200	(b)(c)	12/01/2054	1,601,273

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Chesapeake Redevelopment and Housing Authority Multifamily Housing RB Hunters Point Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
$3,450,000	5.000	%(b)(c)	05/01/2043	$3,455,986
Commonwealth of Virginia Commonwealth Transportation Board Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000	4.000		05/15/2032	9,371,025
Economic Development Authority of Isle of Wight County Health System RB for Riverside Health System Series 2023 (AGM) (NR/AA)
500,000	5.000		07/01/2026	502,641
500,000	5.000		07/01/2027	513,400
500,000	5.000		07/01/2028	523,998
Economic Development Authority of The City of Winchester Virginia RB Valley Health System Obligated Group Series 2024A (A1/A+)
800,000	5.000		01/01/2027	813,896
275,000	5.000		01/01/2028	285,959
Economic Development Authority of The County of Spotsylvania Public Facilities Refunding RB Series 2021 (NR/AA+)
2,960,000	5.000		06/01/2026	2,972,100
Economic Development Authority of The County of Spotsylvania Virginia Public Facilities Revenue Refunding Bonds Series 2021 (NR/AA+)
2,000,000	5.000		06/01/2027	2,057,127
Fairfax County Redevelopment & Housing Authority Multifamily Housing RB for Dominion Square North Project Series 2023 (Aa1/NR)
5,400,000	5.000	(b)(c)	01/01/2045	5,527,286
Hampton Roads Sanitation District Virginia Subordinate Wastewater RB Series 2025A (NR/SP-1+)
2,500,000	5.000		07/15/2026	2,517,459
Hampton Roads Transportation Authority Accountability Commission Transportation Fund Senior Lien Bond Anticipation Notes Series 2021A (NR/NR)
14,325,000	5.000		07/01/2026	14,410,731
Industrial Development Authority of Arlington County Hospital RB for VHC Health Series 2023A (NR/A+)
4,225,000	5.000	(b)(c)	07/01/2053	4,505,584
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aa1/NR)
125,000	5.000	(b)(c)	05/01/2043	125,217
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
300,000	5.000		06/01/2028	308,566
375,000	5.000		06/01/2029	389,559
300,000	5.000		06/01/2031	315,687
875,000	4.000		06/01/2036	844,465
Virginia College Building Authority Virginia Educational Facilities RB 21st Century College and Equipment Programs Series 2017C (Aa1/AA+)
1,180,000	4.000		02/01/2033	1,185,935
Virginia College Building Authority Virginia Educational Facilities Revenue Refunding Bonds Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000	3.000		09/01/2026	10,554,194

264	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)

Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
$2,730,000	3.950%		06/01/2029	$2,733,475
Virginia Small Business Financing Authority Refunding RB Hampton University Series 2025 (NR/A-)
500,000	5.000		10/01/2026	504,619
1,100,000	5.000		10/01/2028	1,143,643
1,100,000	5.000		10/01/2029	1,157,880
1,140,000	5.000		10/01/2030	1,212,057
1,050,000	5.000		10/01/2031	1,125,737
1,490,000	5.000		10/01/2032	1,607,659

				72,267,158

Washington - 2.2%

City of Seattle Municipal Light & Power Refunding RB 2021 Series B (Aa2/AA)
	(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	2.670	(b)(e)	05/01/2045	9,947,061
Energy Northwest Project 1 Electric Revenue Refunding Bonds Series 2024-B (Aa2/AA-)
4,230,000	5.000		07/01/2027	4,358,197
Enumclaw School District No. 216 King County Washington Unlimited Tax GO Refunding Bonds 2025 (SCH BD GTY) (Aaa/NR)
500,000	5.000		12/01/2034	566,313
Enumclaw School District No. 216 King County Washington Unlimited Tax GO Refunding Bonds, Series 2025 (SCH BD GTY) (Aaa/NR)
875,000	5.000		12/01/2028	926,417
500,000	5.000		12/01/2030	546,788
700,000	5.000		12/01/2032	783,974
Issaquah School District UT GO Refunding Bonds Series 2022 (SCH BD GTY) (Aaa/AA+)
1,975,000	5.000		12/01/2026	2,008,219
1,500,000	4.000		12/01/2027	1,537,478
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (Aa2/AA)
	(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	2.650	(b)(e)	01/01/2040	11,182,662
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,975,000	5.000		04/01/2030	3,979,346
Port of Seattle Intermediate Lien Private Activity Revenue and Refunding Bonds 2022B (AMT) (Aa3/AA-)
7,770,000	5.000		08/01/2027	7,985,530
Port of Seattle Intermediate Lien RB 2017C (AMT) (Aa3/AA-)
4,000,000	5.000		05/01/2029	4,087,630
Port of Seattle Intermediate Lien RB 2017D (AMT) (Aa3/AA-)
4,300,000	5.000		05/01/2027	4,397,577
Port of Seattle Intermediate Lien RB Series 2017C (Aa3/AA-)
1,925,000	5.000		05/01/2042	1,937,252
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2024B (AMT) (Aa3/AA-)
2,295,000	5.000		07/01/2026	2,307,121
4,860,000	5.000		07/01/2027	4,987,228
3,565,000	5.000		07/01/2028	3,724,187
2,700,000	5.000		07/01/2029	2,867,027

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)

Public Utility District No. 1 of Klickitat County Washington Electric System Revenue Refunding Bonds Series 2025 (AGC) (A1/AA)
$800,000	5.000%		12/01/2026	$811,588
1,500,000	5.000		12/01/2032	1,665,492
1,345,000	5.000		12/01/2033	1,499,312
1,350,000	5.000		12/01/2034	1,507,306
State of Washington Motor Vehicle Fuel Tax GO Bonds Series 2005C (AMBAC) (Aaa/AA+)
1,450,000	0.000	(f)	06/01/2026	1,443,829
State of Washington Various Purpose GO Bonds Series 2022A (Aaa/AA+)
5,885,000	5.000		08/01/2027	6,078,065
University of Washington General Revenue Refunding Term Rate Bonds Series 2022C (Aa1/AA+)
7,505,000	4.000	(b)(c)	05/01/2048	7,572,833
Washington Health Care Facilities Authority RB (Commonspirit Health) Series 2019A-2 (A3/A-)
1,545,000	5.000		08/01/2032	1,628,219
Washington Health Care Facilities Authority RB Multicare Health System Series 2025A (NR/A)
6,500,000	5.000		08/15/2030	6,965,355
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
4,200,000	4.000		07/01/2031	4,278,750
Washington State Housing Finance Commission Multifamily Housing RB Camas Flats Apartments Project Series 2024B (Aa1/NR)
1,210,000	5.000	(b)(c)	02/01/2028	1,230,006
Washington State Housing Finance Commission Multifamily Housing RB for Ardea at Totem Lake Apartments Project Series 2023 (Aa1/NR)
3,800,000	5.000	(b)(c)	12/01/2043	3,811,881
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Tax Exempt Fixed Rate Bonds for Emerald Heights Project Series 2023A (NR/NR)
285,000	5.000		07/01/2026	286,175
350,000	5.000		07/01/2027	356,902
555,000	5.000		07/01/2028	573,536
Washington State Housing Finance Commission Nonprofit Refunding RB for Seattle Academy of Arts & Sciences Project Series 2023 (NR/BBB)
260,000	5.000	(d)	07/01/2028	266,557
740,000	5.125	(d)	07/01/2033	782,569
Washington State University General Revenue Refunding Bonds 2025 (Delayed Delivery) (Aa3/A+)
2,000,000	5.000		04/01/2030	2,164,802
2,000,000	5.000		04/01/2031	2,194,997
2,080,000	5.000		04/01/2032	2,312,133

				115,560,314

West Virginia - 0.4%

The County Commission of Ohio County, West Virginia Special District Excise Tax Revenue Refunding and Improvement Bonds, Series 2025 A (AGM) (NR/AA)
530,000	5.000		06/01/2026	531,692
300,000	5.000		06/01/2027	306,689
300,000	5.000		06/01/2028	312,185

The accompanying notes are an integral part of these financial statements.	265

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) March 31, 2026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

West Virginia – (continued)
West Virginia Economic Development Authority Appalachian Power Company – Amos Project Solid Waste Disposal Facilities RB Series 2011A (Baa1/BBB+) (PUTABLE)
$5,000,000	3.300	%(b)(c)	01/01/2041	$5,019,422
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Company - Amos Project) Series 2009B (Baa1/BBB+) (PUTABLE)
3,325,000	3.700	(b)(c)	12/01/2042	3,378,881
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
10,850,000	3.000	(b)(c)	06/01/2037	10,775,814
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
2,675,000	4.700	(b)(c)	04/01/2036	2,678,651

				23,003,334

Wisconsin - 1.9%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5 (NR/A-)
315,000	4.000		04/01/2028	315,292
170,000	4.000		04/01/2029	170,143
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
2,110,000	5.000		04/01/2026	2,110,000
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
765,000	5.000		04/01/2026	765,000
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000	5.000		04/01/2026	1,345,000
1,350,000	5.000		04/01/2027	1,381,585
City of Milwaukee Wisconsin GO Promissory Notes Series 2025 N2 (AGM) (A1/AA)
5,610,000	5.000		12/01/2031	6,112,075
5,670,000	5.000		12/01/2032	6,227,242
City of Milwaukee Wisconsin GO Promissory Notes Series 2026 N1 (AGM) (A1/AA)
4,000,000	5.000		12/01/2028	4,206,350
1,310,000	5.000		12/01/2029	1,398,595
Columbia County GO Promissory Notes Series 2024A (Aa1/NR)
4,300,000	5.000		02/01/2031	4,712,540
4,500,000	5.000		02/01/2032	4,996,591
Milwaukee County GO North Shop Promissory Notes Series 2024B (Aa3/AA)
735,000	5.000		08/01/2030	791,569
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
250,000	4.000		07/01/2028	254,186
400,000	4.000		07/01/2031	403,076
475,000	4.000		07/01/2032	477,401
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
5,000,000	5.200		12/01/2037	5,077,798

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
$2,000,000	4.000%		01/01/2027	$2,001,674
1,720,000	4.000		01/01/2028	1,723,123
1,860,000	4.000		01/01/2030	1,858,306
Public Finance Authority Student Housing Facilities RB (Campus Real Estate Holding Corporation, LLC Project), Series 2025A (WI) (NR/BBB-)
750,000	5.000		06/01/2030	776,165
1,250,000	5.000		06/01/2035	1,312,144
School District of New Richmond St. Croix County, Wisconsin GO Promissory Notes (Aa2/NR)
1,000,000	4.000		04/01/2028	1,023,585
State of Wisconsin GO Refunding Bonds of 2027, Series 1 (Forward Delivery) (Aa1/AA+)
1,500,000	5.000	(g)	05/01/2030	1,596,561
1,500,000	5.000	(g)	05/01/2031	1,619,412
1,500,000	5.000	(g)	05/01/2032	1,640,281
Washington County, Wisconsin GO Promissory Notes Series 2025 (Aaa/NR)
1,220,000	4.000		03/01/2034	1,282,752
Waunakee Community School District, Wisconsin Bond Anticipation Notes, Series 2025 (NR/AA-)
5,750,000	3.625		04/01/2030	5,794,775
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000	4.500		06/01/2027	5,265,472
Wisconsin Health & Educational Facilities Authority RB for Advocate Aurora Health Credit Group Series 2018C-3 (Aa2/AA)
625,000	5.000	(b)(c)	08/15/2054	628,073
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (Aa2/AA)
3,400,000	5.000	(b)(c)	08/15/2054	3,614,363
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
7,275,000	5.000	(d)	08/01/2027	7,304,541
Wisconsin Health and Educational Facilities Authority RB Series 2018B-2 Advocate Aurora Health Credit Group (Aa2/AA)
2,500,000	5.000	(b)(c)	08/15/2054	2,512,176
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa2/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
3,490,000	2.600	(b)(e)	08/15/2054	3,482,797
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/A+)
10,000,000	5.000		02/15/2029	10,511,996
Wisconsin Health and Educational Facilities Authority RB Series 2025A (NR/A+)
3,000,000	5.000		08/15/2030	3,237,644
Wisconsin Housing and Economic Development Authority Multifamily Housing Bonds The Intersect Project 2024 Series I (Aa1/NR)
2,250,000	5.000	(b)(c)	11/01/2058	2,287,201

				100,217,484

TOTAL MUNICIPAL BONDS
(Cost $5,071,810,583)				5,097,398,726

266	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Shares	Dividend Rate	Value

Investment Company - 1.5%(j)
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares
$76,259,856	3.536%	$76,259,856
(Cost $76,259,856)

TOTAL INVESTMENTS - 99.8%
(Cost $5,148,070,439)		$5,173,658,582

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		8,204,399

NET ASSETS - 100.0%		$5,181,862,981

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2026.
(c)

Variable Rate Demand Instruments – rate shown is that which is in effect on March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2026.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	When-issued security.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either S&P Global Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	- American General Contractors-Interstate Commerce Commission
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
BHAC-CR	- Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CCRC	- Congregate Care Retirement Center
CNTY GTD	- County Guaranteed
FGIC	- Insured by Financial Guaranty Insurance Co.
FHA	- Federal Housing Administration
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
LP	- Limited Partnership
LT	- Limited Tax
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PCRB	- Pollution Control Revenue Bond
PSF-GTD	- Guaranteed by Permanent School Fund
Q-SBLF	- Qualified School Bond Loan Fund
RB	- Revenue Bond
REMIC	- Real Estate Mortgage Investment Conduit
RMKT	- Remarketed
SCH BD	-
GTY	School Bond Guaranty
SD CRED	-
PROG	School District Credit Program
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
SONYMA	- State of New York Mortgage Agency
ST AID	-
WITHHLDG	State Aid Withholding
ST APPROP	- State Appropriation
ST	-
INTERCEPT	State Aid Intercept
TCRS	- Transferable Custody Receipts
TRANS	- Tax Revenue Anticipation Notes
UPMC	- University of Pittsburgh Medical Center
USD	- United States Dollar
UT	- Unlimited Tax

The accompanying notes are an integral part of these financial statements.	267

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities March 31, 2026

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Assets:

Investments in unaffiliated issuers, at value (cost $11,720,922,879, $13,462,036,882, $328,880,504 and $5,071,810,583, respectively)	$11,557,857,433	$12,986,911,634	$320,994,343	$5,097,398,726

Investments in affiliated issuers, at value (cost $86,754,636, $170,150, $537,360 and $76,259,856, respectively)	86,754,636	170,150	537,360	76,259,856
Cash	58,567,324	66,379,501	1,619,291	25,795,208
Receivables:
Interest and Dividends	159,817,841	222,410,136	5,216,854	58,313,145
Fund shares sold	14,272,829	14,383,675	815,000	1,416,836
Collateral on certain derivative contracts	13,694,211	5,827,324	570,848	—
Reimbursement from investment adviser	141,711	221,897	14,712	65,451
Investments sold	101,190	—	266,561	2,905,785
Other assets	429,422	534,132	287,967	91,625

Total assets	11,891,636,597	13,296,838,449	330,322,936	5,262,246,632

Liabilities:

Variation margin on futures contracts	503,781	214,375	21,000	—
Payables:
Investments purchased on an extended-settlement basis	72,563,861	28,457,955	1,673,907	69,403,683
Fund shares redeemed	29,074,321	37,028,840	776,059	8,444,185
Income distribution	4,002,809	1,529,634	90,219	1,415,258
Management fees	1,723,433	2,797,732	—	750,714
Distribution and Service fees and Transfer Agency fees	447,261	292,108	—	86,163
Investments purchased	269,417	2,251,382	—	12,202
Accrued expenses	421,880	530,881	108,143	271,446

Total liabilities	109,006,763	73,102,907	2,669,328	80,383,651

Net Assets:
Paid-in capital	12,604,895,964	14,334,614,914	351,689,616	5,631,423,687
Total distributable loss	(822,266,130)	(1,110,879,372)	(24,036,008)	(449,560,706)

NET ASSETS	$11,782,629,834	$13,223,735,542	$327,653,608	$5,181,862,981

Net Assets:
Class A	$1,001,363,377	$413,670,162	$—	$98,097,492
Class C	70,595,077	50,071,943	—	3,775,559
Institutional	6,640,507,489	2,614,299,155	—	716,227,702
Separate Account Institutional	—	—	327,653,608	—
Service	19,535	—	—	60,934
Investor	2,049,076,612	785,507,852	—	82,008,822
Class R6	238,582,016	24,050,314	—	436,653,299
Class P	1,782,485,728	9,336,136,116	—	3,845,039,173
Total Net Assets	$11,782,629,834	$13,223,735,542	$327,653,608	$5,181,862,981
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	66,135,925	46,164,703	—	9,422,239
Class C	4,660,595	5,586,324	—	363,034
Institutional	438,792,829	291,698,145	—	68,905,292
Separate Account Institutional	—	—	34,174,724	—
Service	1,285	—	—	5,860
Investor	135,486,498	87,559,877	—	7,886,861
Class R6	15,758,711	2,685,662	—	42,042,805
Class P	117,734,054	1,042,656,844	—	370,037,266
Net asset value, offering and redemption price per share:(a)
Class A	$15.14	$8.96	$—	$10.41
Class C	15.15	8.96	—	10.40
Institutional	15.13	8.96	—	10.39
Separate Account Institutional	—	—	9.59	—
Service	15.21	—	—	10.40
Investor	15.12	8.97	—	10.40
Class R6	15.14	8.96	—	10.39
Class P	15.14	8.95	—	10.39

(a)

Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund and Short Duration Tax-Free Fund is $15.73, $9.38 and $10.57, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

268	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Operations For the Fiscal Year Ended March 31, 2026

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Investment income:

Interest	$487,944,898	$669,234,389	$13,924,559	$175,279,828

Dividends — affiliated issuers	2,287,163	2,445,605	79,655	1,618,107

Total Investment Income	490,232,061	671,679,994	14,004,214	176,897,935

Expenses:

Management fees	39,011,173	61,054,450	—	17,415,776

Transfer Agency fees(a)	6,742,991	5,078,675	57,657	1,738,826

Distribution and/or Service (12b-1) fees(a)	3,047,788	1,427,931	—	270,822

Custody, accounting and administrative services	1,006,334	1,075,080	73,235	457,964

Registration fees	430,359	470,669	58,516	231,605

Professional fees	230,888	580,850	121,223	125,648

Service fees — Class C	187,009	133,831	—	10,756

Printing and mailing costs	184,454	143,280	53,494	57,341

Trustee fees	49,313	51,320	27,862	36,872

Shareholder Administration fees — Service Shares	50	—	—	196

Other	155,563	164,114	15,962	117,797

Total expenses	51,045,922	70,180,200	407,949	20,463,603

Less — expense reductions	(1,700,878)	(2,340,647)	(407,949)	(1,013,940)

Net expenses	49,345,044	67,839,553	—	19,449,663

NET INVESTMENT INCOME	440,887,017	603,840,441	14,004,214	157,448,272

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(88,503,244)	(102,336,363)	(1,835,965)	(3,783,321)

Futures contracts	(5,113,446)	3,727,396	(60,102)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	57,278,247	(189,317,309)	(605,900)	24,660,754

Futures contracts	7,941,516	584,025	77,440	—

Net realized and unrealized gain (loss)	(28,396,927)	(287,342,251)	(2,424,527)	20,877,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$412,490,090	$316,498,190	$11,579,687	$178,325,705

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P

Dynamic Municipal Income Fund	$2,486,711	$561,027	$50	$1,193,622	$89,764	$2,456,400	$–	$8	$2,353,778	$66,334	$583,085
High Yield Municipal Fund	1,026,439	401,492	–	492,691	64,239	987,346	–	–	927,696	6,972	2,599,731
Municipal Income Completion Fund	–	–	–	–	–	–	57,657	–	–	–	–
Short Duration Tax-Free Fund	238,359	32,267	196	114,412	5,163	275,819	–	31	92,877	131,674	1,118,850

The accompanying notes are an integral part of these financial statements.	269

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$440,887,017	$378,287,406	$603,840,441	$524,790,296

Net realized loss	(93,616,690)	(37,337,669)	(98,608,967)	(47,880,372)

Net change in unrealized gain (loss)	65,219,763	(109,776,922)	(188,733,284)	(72,662,600)

Net increase in net assets resulting from operations	412,490,090	231,172,815	316,498,190	404,247,324

Distributions to shareholders:

From distributable earnings:

Class A Shares	(35,103,133)	(32,247,498)	(18,007,407)	(17,424,772)

Class C Shares	(2,079,320)	(2,319,193)	(1,946,337)	(2,028,517)

Institutional Shares	(236,944,733)	(191,165,862)	(115,872,879)	(99,959,343)

Service Shares	(678)	(749)	–	–

Investor Shares	(74,120,327)	(65,798,706)	(35,840,614)	(32,856,683)

Class R6 Shares	(8,552,611)	(6,574,812)	(1,092,911)	(1,064,658)

Class P Shares	(75,205,702)	(71,409,351)	(407,667,248)	(349,127,428)

Total distributions to shareholders	(432,006,504)	(369,516,171)	(580,427,396)	(502,461,401)

From share transactions:

Proceeds from sales of shares	4,304,090,358	4,006,777,692	4,853,818,193	3,113,736,129

Reinvestment of distributions	388,826,822	335,241,187	563,391,903	487,588,501

Cost of shares redeemed	(4,091,616,174)	(2,347,128,353)	(4,019,280,474)	(2,177,806,158)

Net increase in net assets resulting from share transactions	601,301,006	1,994,890,526	1,397,929,622	1,423,518,472

TOTAL INCREASE	581,784,592	1,856,547,170	1,134,000,416	1,325,304,395

Net Assets:

Beginning of year	$11,200,845,242	$9,344,298,072	$12,089,735,126	$10,764,430,731

End of year	$11,782,629,834	$11,200,845,242	$13,223,735,542	$12,089,735,126

270	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets (continued)

	Municipal Income Completion Fund		Short Duration Tax-Free Fund
	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025	For the Fiscal Year Ended March 31, 2026	For the Fiscal Year Ended March 31, 2025

From operations:

Net investment income	$14,004,214	$9,911,348	$157,448,272	$152,299,295

Net realized loss	(1,896,067)	(820,650)	(3,783,321)	(3,440,438)

Net change in unrealized gain (loss)	(528,460)	(1,130,827)	24,660,754	14,601,597

Net increase in net assets resulting from operations	11,579,687	7,959,871	178,325,705	163,460,454

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(2,678,421)	(2,820,203)

Class C Shares	–	–	(103,664)	(136,872)

Institutional Shares	–	–	(21,232,200)	(21,723,539)

Separate Account Institutional Shares	(13,660,496)	(9,649,712)	–	–

Service Shares	–	–	(2,016)	(2,193)

Investor Shares	–	–	(2,367,046)	(2,262,653)

Class R6 Shares	–	–	(13,558,798)	(13,383,706)

Class P Shares	–	–	(115,190,363)	(108,449,549)

Total distributions to shareholders	(13,660,496)	(9,649,712)	(155,132,508)	(148,778,715)

From share transactions:

Proceeds from sales of shares	149,417,506	89,555,230	2,379,672,805	1,703,079,372

Reinvestment of distributions	12,507,835	9,237,896	138,545,381	132,040,052

Cost of shares redeemed	(74,484,835)	(45,097,603)	(2,263,236,210)	(1,926,987,122)

Net increase (decrease) in net assets resulting from share transactions	87,440,506	53,695,523	254,981,976	(91,867,698)

TOTAL INCREASE (DECREASE)	85,359,697	52,005,682	278,175,173	(77,185,959)

Net Assets:

Beginning of year	$242,293,911	$190,288,229	$4,903,687,808	$4,980,873,767

End of year	$327,653,608	$242,293,911	$5,181,862,981	$4,903,687,808

The accompanying notes are an integral part of these financial statements.	271

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.16	$15.34	$15.10	$15.72	$16.63

Net investment income(a)	0.55	0.52	0.50	0.41	0.33

Net realized and unrealized gain (loss)	(0.04)	(0.19)	0.23	(0.63)	(0.92)

Total from investment operations	0.51	0.33	0.73	(0.22)	(0.59)

Distributions to shareholders from net investment income	(0.53)	(0.51)	(0.49)	(0.40)	(0.32)

Net asset value, end of year	$15.14	$15.16	$15.34	$15.10	$15.72

Total Return(b)	3.45%	2.15%	4.91%	(1.32)%	(3.66)%

Net assets, end of year (in 000’s)	$1,001,363	$992,797	$943,689	$987,091	$1,389,169

Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.73%	0.72%

Ratio of total expenses to average net assets	0.73%	0.74%	0.75%	0.75%	0.74%

Ratio of net investment income to average net assets	3.61%	3.39%	3.30%	2.71%	1.97%

Portfolio turnover rate(c)	24%	27%	38%	33%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

272	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.16	$15.35	$15.10	$15.72	$16.64

Net investment income(a)	0.43	0.41	0.38	0.30	0.20

Net realized and unrealized gain (loss)	(0.02)	(0.21)	0.24	(0.63)	(0.93)

Total from investment operations	0.41	0.20	0.62	(0.33)	(0.73)

Distributions to shareholders from net investment income	(0.42)	(0.39)	(0.37)	(0.29)	(0.19)

Net asset value, end of year	$15.15	$15.16	$15.35	$15.10	$15.72

Total Return(b)	2.75%	1.32%	4.20%	(2.06)%	(4.44)%

Net assets, end of year (in 000’s)	$70,595	$81,944	$97,077	$112,468	$144,456

Ratio of net expenses to average net assets	1.47%	1.47%	1.47%	1.48%	1.47%

Ratio of total expenses to average net assets	1.48%	1.49%	1.50%	1.50%	1.49%

Ratio of net investment income to average net assets	2.86%	2.64%	2.55%	1.97%	1.22%

Portfolio turnover rate(c)	24%	27%	38%	33%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	273

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.15	$15.33	$15.09	$15.71	$16.62

Net investment income(a)	0.60	0.57	0.55	0.46	0.38

Net realized and unrealized gain (loss)	(0.04)	(0.19)	0.22	(0.63)	(0.92)

Total from investment operations	0.56	0.38	0.77	(0.17)	(0.54)

Distributions to shareholders from net investment income	(0.58)	(0.56)	(0.53)	(0.45)	(0.37)

Net asset value, end of year	$15.13	$15.15	$15.33	$15.09	$15.71

Total Return(b)	3.79%	2.48%	5.26%	(1.00)%	(3.35)%

Net assets, end of year (in 000’s)	$6,640,507	$5,977,197	$4,602,375	$3,860,842	$4,492,546

Ratio of net expenses to average net assets	0.39%	0.39%	0.39%	0.40%	0.39%

Ratio of total expenses to average net assets	0.40%	0.41%	0.42%	0.42%	0.41%

Ratio of net investment income to average net assets	3.94%	3.72%	3.64%	3.06%	2.30%

Portfolio turnover rate(c)	24%	27%	38%	33%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

274	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Service Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.23	$15.41	$15.17	$15.79	$16.71

Net investment income(a)	0.52	0.50	0.47	0.39	0.30

Net realized and unrealized gain (loss)	(0.03)	(0.20)	0.23	(0.63)	(0.93)

Total from investment operations	0.49	0.30	0.70	(0.24)	(0.63)

Distributions to shareholders from net investment income	(0.51)	(0.48)	(0.46)	(0.38)	(0.29)

Net asset value, end of year	$15.21	$15.23	$15.41	$15.17	$15.79

Total Return(b)	3.27%	1.98%	4.72%	(1.48)%	(3.87)%

Net assets, end of year (in 000’s)	$20	$24	$24	$23	$24

Ratio of net expenses to average net assets	0.89%	0.89%	0.90%	0.91%	0.90%

Ratio of total expenses to average net assets	0.89%	0.90%	0.92%	0.92%	0.92%

Ratio of net investment income to average net assets	3.44%	3.22%	3.13%	2.56%	1.79%

Portfolio turnover rate(c)	24%	27%	38%	33%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	275

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.14	$15.32	$15.08	$15.70	$16.61

Net investment income(a)	0.58	0.56	0.53	0.45	0.37

Net realized and unrealized gain (loss)	(0.03)	(0.19)	0.23	(0.63)	(0.92)

Total from investment operations	0.55	0.37	0.76	(0.18)	(0.55)

Distributions to shareholders from net investment income	(0.57)	(0.55)	(0.52)	(0.44)	(0.36)

Net asset value, end of year	$15.12	$15.14	$15.32	$15.08	$15.70

Total Return(b)	3.71%	2.40%	5.17%	(1.08)%	(3.43)%

Net assets, end of year (in 000’s)	$2,049,077	$1,977,269	$1,646,801	$1,353,998	$1,469,286

Ratio of net expenses to average net assets	0.47%	0.47%	0.47%	0.48%	0.47%

Ratio of total expenses to average net assets	0.48%	0.49%	0.50%	0.50%	0.49%

Ratio of net investment income to average net assets	3.86%	3.64%	3.56%	2.98%	2.22%

Portfolio turnover rate(c)	24%	27%	38%	33%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

276	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.16	$15.34	$15.10	$15.72	$16.63

Net investment income(a)	0.60	0.57	0.55	0.46	0.38

Net realized and unrealized gain (loss)	(0.03)	(0.19)	0.23	(0.63)	(0.92)

Total from investment operations	0.57	0.38	0.78	(0.17)	(0.54)

Distributions to shareholders from net investment income	(0.59)	(0.56)	(0.54)	(0.45)	(0.37)

Net asset value, end of year	$15.14	$15.16	$15.34	$15.10	$15.72

Total Return(b)	3.80%	2.49%	5.26%	(0.93)%	(3.39)%

Net assets, end of year (in 000’s)	$238,582	$203,263	$153,353	$129,990	$163,855

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.39%	0.38%

Ratio of total expenses to average net assets	0.39%	0.40%	0.41%	0.41%	0.40%

Ratio of net investment income to average net assets	3.95%	3.73%	3.65%	3.06%	2.31%

Portfolio turnover rate(c)	24%	27%	38%	33%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	277

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Dynamic Municipal Income Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$15.16	$15.34	$15.10	$15.72	$16.63

Net investment income(a)	0.60	0.57	0.55	0.46	0.38

Net realized and unrealized gain (loss)	(0.03)	(0.19)	0.23	(0.63)	(0.92)

Total from investment operations	0.57	0.38	0.78	(0.17)	(0.54)

Distributions to shareholders from net investment income	(0.59)	(0.56)	(0.54)	(0.45)	(0.37)

Net asset value, end of year	$15.14	$15.16	$15.34	$15.10	$15.72

Total Return(b)	3.80%	2.49%	5.26%	(0.99)%	(3.33)%

Net assets, end of year (in 000’s)	$1,782,486	$1,968,351	$1,900,979	$1,704,487	$2,758,800

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.39%	0.38%

Ratio of total expenses to average net assets	0.39%	0.40%	0.41%	0.41%	0.40%

Ratio of net investment income to average net assets	3.95%	3.73%	3.65%	3.05%	2.31%

Portfolio turnover rate(c)	24%	27%	38%	33%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

278	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.16	$9.23	$9.03	$9.86	$10.49

Net investment income(a)	0.41	0.40	0.38	0.37	0.31

Net realized and unrealized gain (loss)	(0.22)	(0.09)	0.19	(0.85)	(0.65)

Total from investment operations	0.19	0.31	0.57	(0.48)	(0.34)

Distributions to shareholders from net investment income	(0.39)	(0.38)	(0.37)	(0.35)	(0.29)

Net asset value, end of year	$8.96	$9.16	$9.23	$9.03	$9.86

Total Return(b)	2.19%	3.36%	6.50%	(4.84)%	(3.36)%

Net assets, end of year (in 000’s)	$413,670	$423,120	$426,407	$443,662	$539,203

Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.86%	0.85%

Ratio of total expenses to average net assets	0.88%	0.90%	0.89%	0.89%	0.88%

Ratio of net investment income to average net assets	4.57%	4.26%	4.26%	4.03%	2.90%

Portfolio turnover rate(c)	22%	18%	38%	32%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	279

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.16	$9.23	$9.03	$9.86	$10.49

Net investment income(a)	0.34	0.33	0.31	0.30	0.23

Net realized and unrealized gain (loss)	(0.21)	(0.09)	0.19	(0.85)	(0.65)

Total from investment operations	0.13	0.24	0.50	(0.55)	(0.42)

Distributions to shareholders from net investment income	(0.33)	(0.31)	(0.30)	(0.28)	(0.21)

Net asset value, end of year	$8.96	$9.16	$9.23	$9.03	$9.86

Total Return(b)	1.43%	2.59%	5.70%	(5.55)%	(4.09)%

Net assets, end of year (in 000’s)	$50,072	$58,121	$60,812	$57,853	$76,559

Ratio of net expenses to average net assets	1.60%	1.60%	1.60%	1.61%	1.60%

Ratio of total expenses to average net assets	1.63%	1.65%	1.64%	1.64%	1.63%

Ratio of net investment income to average net assets	3.82%	3.51%	3.52%	3.27%	2.15%

Portfolio turnover rate(c)	22%	18%	38%	32%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

280	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.16	$9.23	$9.03	$9.86	$10.49

Net investment income(a)	0.44	0.42	0.41	0.40	0.34

Net realized and unrealized gain (loss)	(0.22)	(0.08)	0.19	(0.85)	(0.64)

Total from investment operations	0.22	0.34	0.60	(0.45)	(0.30)

Distributions to shareholders from net investment income	(0.42)	(0.41)	(0.40)	(0.38)	(0.33)

Net asset value, end of year	$8.96	$9.16	$9.23	$9.03	$9.86

Total Return(b)	2.51%	3.68%	6.82%	(4.55)%	(3.06)%

Net assets, end of year (in 000’s)	$2,614,299	$2,459,971	$2,023,817	$1,641,484	$1,808,838

Ratio of net expenses to average net assets	0.54%	0.54%	0.54%	0.54%	0.54%

Ratio of total expenses to average net assets	0.55%	0.57%	0.56%	0.56%	0.55%

Ratio of net investment income to average net assets	4.88%	4.57%	4.58%	4.34%	3.21%

Portfolio turnover rate(c)	22%	18%	38%	32%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	281

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.17	$9.24	$9.04	$9.87	$10.50

Net investment income(a)	0.43	0.42	0.41	0.39	0.33

Net realized and unrealized gain (loss)	(0.21)	(0.09)	0.18	(0.85)	(0.64)

Total from investment operations	0.22	0.33	0.59	(0.46)	(0.31)

Distributions to shareholders from net investment income	(0.42)	(0.40)	(0.39)	(0.37)	(0.32)

Net asset value, end of year	$8.97	$9.17	$9.24	$9.04	$9.87

Total Return(b)	2.45%	3.62%	6.76%	(4.60)%	(3.12)%

Net assets, end of year (in 000’s)	$785,508	$792,409	$714,738	$514,972	$565,860

Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.63%	0.65%	0.64%	0.64%	0.63%

Ratio of net investment income to average net assets	4.82%	4.51%	4.52%	4.27%	3.15%

Portfolio turnover rate(c)	22%	18%	38%	32%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

282	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.15	$9.22	$9.03	$9.85	$10.48

Net investment income(a)	0.44	0.43	0.41	0.40	0.34

Net realized and unrealized gain (loss)	(0.21)	(0.09)	0.18	(0.84)	(0.64)

Total from investment operations	0.23	0.34	0.59	(0.44)	(0.30)

Distributions to shareholders from net investment income	(0.42)	(0.41)	(0.40)	(0.38)	(0.33)

Net asset value, end of year	$8.96	$9.15	$9.22	$9.03	$9.85

Total Return(b)	2.63%	3.69%	6.72%	(4.44)%	(3.06)%

Net assets, end of year (in 000’s)	$24,050	$28,875	$19,295	$15,465	$10,354

Ratio of net expenses to average net assets	0.53%	0.53%	0.53%	0.53%	0.53%

Ratio of total expenses to average net assets	0.54%	0.56%	0.55%	0.55%	0.54%

Ratio of net investment income to average net assets	4.89%	4.59%	4.59%	4.37%	3.22%

Portfolio turnover rate(c)	22%	18%	38%	32%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	283

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	High Yield Municipal Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$9.15	$9.22	$9.03	$9.85	$10.48

Net investment income(a)	0.44	0.43	0.41	0.40	0.34

Net realized and unrealized gain (loss)	(0.22)	(0.09)	0.18	(0.84)	(0.64)

Total from investment operations	0.22	0.34	0.59	(0.44)	(0.30)

Distributions to shareholders from net investment income	(0.42)	(0.41)	(0.40)	(0.38)	(0.33)

Net asset value, end of year	$8.95	$9.15	$9.22	$9.03	$9.85

Total Return(b)	2.52%	3.69%	6.72%	(4.44)%	(3.06)%

Net assets, end of year (in 000’s)	$9,336,136	$8,327,239	$7,519,362	$6,490,733	$7,661,350

Ratio of net expenses to average net assets	0.53%	0.53%	0.53%	0.54%	0.53%

Ratio of total expenses to average net assets	0.54%	0.56%	0.55%	0.55%	0.54%

Ratio of net investment income to average net assets	4.89%	4.58%	4.58%	4.35%	3.22%

Portfolio turnover rate(c)	22%	18%	38%	32%	13%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

284	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Municipal Income Completion Fund

	Separate Account Institutional Shares

	Year Ended March 31,

	2026	2025	2024		2023	2022

Per Share Data

Net asset value, beginning of year	$9.67	$9.72	$9.45		$10.08	$10.68

Net investment income(a)	0.47	0.45	0.42		0.35	0.27

Net realized and unrealized gain (loss)	(0.10)	(0.07)	0.27		(0.63)	(0.60)

Total from investment operations	0.37	0.38	0.69		(0.28)	(0.33)

Distributions to shareholders from net investment income	(0.45)	(0.43)	(0.42)		(0.35)	(0.27)

Net asset value, end of year	$9.59	$9.67	$9.72		$9.45	$10.08

Total Return(b)	3.97%	3.99%	7.47%		(2.59)%	(3.22)%

Net assets, end of year (in 000’s)	$327,654	$242,294	$190,288		$183,745	$204,915

Ratio of net expenses to average net assets	–%	–%	–	%(c)	–%	–%

Ratio of total expenses to average net assets	0.14%	0.16%	0.19%		0.22%	0.20%

Ratio of net investment income to average net assets	4.86%	4.56%	4.51%		3.75%	2.53%

Portfolio turnover rate(d)	34%	30%	47%		59%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Amount is less than 0.005%.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	285

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class A Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.36	$10.33	$10.34	$10.43	$10.83

Net investment income(a)	0.30	0.29	0.28	0.17	0.07

Net realized and unrealized gain (loss)	0.04	0.03	(0.02)	(0.09)	(0.40)

Total from investment operations	0.34	0.32	0.26	0.08	(0.33)

Distributions to shareholders from net investment income	(0.29)	(0.29)	(0.27)	(0.17)	(0.07)

Net asset value, end of year	$10.41	$10.36	$10.33	$10.34	$10.43

Total Return(b)	3.34%	3.09%	2.60%	0.79%	(3.08)%

Net assets, end of year (in 000’s)	$98,097	$92,919	$111,980	$147,620	$206,175

Ratio of net expenses to average net assets	0.66%	0.66%	0.66%	0.67%	0.68%

Ratio of total expenses to average net assets	0.74%	0.74%	0.74%	0.75%	0.72%

Ratio of net investment income to average net assets	2.86%	2.83%	2.72%	1.68%	0.66%

Portfolio turnover rate(c)	39%	42%	49%	74%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

286	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class C Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.35	$10.31	$10.32	$10.42	$10.82

Net investment income(a)	0.26	0.25	0.24	0.14	0.03

Net realized and unrealized gain (loss)	0.04	0.03	(0.02)	(0.11)	(0.41)

Total from investment operations	0.30	0.28	0.22	0.03	(0.38)

Distributions to shareholders from net investment income	(0.25)	(0.24)	(0.23)	(0.13)	(0.02)

Net asset value, end of year	$10.40	$10.35	$10.31	$10.32	$10.42

Total Return(b)	2.93%	2.78%	2.19%	0.29%	(3.47)%

Net assets, end of year (in 000’s)	$3,776	$4,908	$6,627	$9,855	$10,700

Ratio of net expenses to average net assets	1.06%	1.06%	1.06%	1.07%	1.08%

Ratio of total expenses to average net assets	1.49%	1.49%	1.49%	1.49%	1.47%

Ratio of net investment income to average net assets	2.46%	2.43%	2.31%	1.32%	0.26%

Portfolio turnover rate(c)	39%	42%	49%	74%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	287

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Institutional Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.35	$10.31	$10.32	$10.41	$10.82

Net investment income(a)	0.33	0.32	0.30	0.20	0.10

Net realized and unrealized gain (loss)	0.03	0.03	(0.01)	(0.09)	(0.41)

Total from investment operations	0.36	0.35	0.29	0.11	(0.31)

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.30)	(0.20)	(0.10)

Net asset value, end of year	$10.39	$10.35	$10.31	$10.32	$10.41

Total Return(b)	3.52%	3.47%	2.87%	1.08%	(2.89)%

Net assets, end of year (in 000’s)	$716,228	$691,517	$719,618	$1,304,120	$2,223,538

Ratio of net expenses to average net assets	0.39%	0.39%	0.39%	0.39%	0.38%

Ratio of total expenses to average net assets	0.41%	0.41%	0.41%	0.42%	0.39%

Ratio of net investment income to average net assets	3.13%	3.10%	2.97%	1.91%	0.96%

Portfolio turnover rate(c)	39%	42%	49%	74%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

288	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Service Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.35	$10.31	$10.32	$10.42	$10.82

Net investment income(a)	0.27	0.27	0.26	0.15	0.05

Net realized and unrealized gain (loss)	0.05	0.03	(0.02)	(0.10)	(0.40)

Total from investment operations	0.32	0.30	0.24	0.05	(0.35)

Distributions to shareholders from net investment income	(0.27)	(0.26)	(0.25)	(0.15)	(0.05)

Net asset value, end of year	$10.40	$10.35	$10.31	$10.32	$10.42

Total Return(b)	3.10%	2.95%	2.36%	0.47%	(3.28)%

Net assets, end of year (in 000’s)	$61	$85	$93	$126	$126

Ratio of net expenses to average net assets	0.89%	0.89%	0.89%	0.89%	0.88%

Ratio of total expenses to average net assets	0.90%	0.90%	0.91%	0.91%	0.89%

Ratio of net investment income to average net assets	2.62%	2.60%	2.49%	1.50%	0.46%

Portfolio turnover rate(c)	39%	42%	49%	74%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	289

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Investor Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.35	$10.31	$10.32	$10.41	$10.82

Net investment income(a)	0.32	0.32	0.30	0.20	0.10

Net realized and unrealized gain (loss)	0.05	0.03	(0.01)	(0.09)	(0.42)

Total from investment operations	0.37	0.35	0.29	0.11	(0.32)

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.30)	(0.20)	(0.09)

Net asset value, end of year	$10.40	$10.35	$10.31	$10.32	$10.41

Total Return(b)	3.60%	3.45%	2.85%	1.04%	(2.94)%

Net assets, end of year (in 000’s)	$82,009	$70,064	$81,765	$121,439	$154,004

Ratio of net expenses to average net assets	0.41%	0.41%	0.41%	0.42%	0.43%

Ratio of total expenses to average net assets	0.49%	0.48%	0.49%	0.49%	0.47%

Ratio of net investment income to average net assets	3.10%	3.08%	2.96%	1.93%	0.91%

Portfolio turnover rate(c)	39%	42%	49%	74%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

290	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class R6 Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.34	$10.30	$10.31	$10.41	$10.81

Net investment income(a)	0.33	0.32	0.31	0.20	0.10

Net realized and unrealized gain (loss)	0.04	0.03	(0.02)	(0.10)	(0.40)

Total from investment operations	0.37	0.35	0.29	0.10	(0.30)

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.30)	(0.20)	(0.10)

Net asset value, end of year	$10.39	$10.34	$10.30	$10.31	$10.41

Total Return(b)	3.63%	3.48%	2.88%	0.99%	(2.79)%

Net assets, end of year (in 000’s)	$436,653	$435,300	$477,340	$217,303	$303,269

Ratio of net expenses to average net assets	0.38%	0.38%	0.37%	0.38%	0.37%

Ratio of total expenses to average net assets	0.40%	0.40%	0.39%	0.40%	0.39%

Ratio of net investment income to average net assets	3.14%	3.11%	3.01%	1.96%	0.97%

Portfolio turnover rate(c)	39%	42%	49%	74%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	291

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Short Duration Tax-Free Fund

	Class P Shares

	Year Ended March 31,

	2026	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of year	$10.34	$10.31	$10.32	$10.41	$10.81

Net investment income(a)	0.33	0.32	0.31	0.20	0.10

Net realized and unrealized gain (loss)	0.04	0.02	(0.02)	(0.09)	(0.40)

Total from investment operations	0.37	0.34	0.29	0.11	(0.30)

Distributions to shareholders from net investment income	(0.32)	(0.31)	(0.30)	(0.20)	(0.10)

Net asset value, end of year	$10.39	$10.34	$10.31	$10.32	$10.41

Total Return(b)	3.63%	3.38%	2.88%	1.09%	(2.79)%

Net assets, end of year (in 000’s)	$3,845,039	$3,608,895	$3,583,450	$4,684,309	$8,839,327

Ratio of net expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.37%

Ratio of total expenses to average net assets	0.40%	0.40%	0.40%	0.41%	0.38%

Ratio of net investment income to average net assets	3.13%	3.11%	3.00%	1.92%	0.97%

Portfolio turnover rate(c)	39%	42%	49%	74%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

292	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements March 31, 2026

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Dynamic Municipal Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs High Yield Municipal Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Municipal Income Completion Fund	Separate Account Institutional	Diversified

Goldman Sachs Short Duration Tax-Free Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class P and Separate Account Institutional Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

293

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

294

GOLDMAN SACHS MUNICIPAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Instruments Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

Dynamic Municipal Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bond	$—	$10,429,229	$21,551,523
Municipal Bond	—	11,525,876,681	—
Investment Company	86,754,636	—	—

Total	$86,754,636	$11,536,305,910	$21,551,523

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Notes to Financial Statements (continued) March 31, 2026

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Assets

Futures Contracts(a)	$5,318,614	$—	$—

High Yield Municipal Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income

Corporate Bond	$—	$29,282,897	$40,097,049

Municipal Bond	—	12,917,531,688	—

Investment Company	170,150	—	—

Total	$170,150	$12,946,814,585	$40,097,049

Derivative Type

Assets

Futures Contracts(a)	$225,973	$—	$—

Municipal Income Completion Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Bond	$—	$149,740	$1,038,498

Municipal Bond	—	319,806,105	—

Investment Company	537,360	—	—

Total	$537,360	$319,955,845	$1,038,498

Derivative Type

Assets

Futures Contracts(a)	$144,470	$—	$—

Short Duration Tax-Free Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$5,097,398,726	$—

Investment Company	76,259,856	—	—

Total	$76,259,856	$5,097,398,726	$—

(a)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of March 31, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Municipal Income Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Interest Rate	Variation margin on futures contracts	$5,318,614	Variation margin on futures contracts	$—
High Yield Municipal Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Interest Rate	Variation margin on futures contracts	$225,973	Variation margin on futures contracts	$—
Municipal Income Completion Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Interest Rate	Variation margin on futures contracts	$144,470	Variation margin on futures contracts	$—

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of March 31, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended March 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Dynamic Municipal Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(5,113,446)	$7,941,516

High Yield Municipal Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	3,727,396	584,025

Municipal Income Completion Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(60,102)	77,440

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Notes to Financial Statements (continued) March 31, 2026

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended March 31, 2026, the relevant values for each derivative type were as follows:

Average number of Contracts(a)

Fund	Futures Contracts

Dynamic Municipal Income Fund	1,749

High Yield Municipal Fund	895

Municipal Income Completion Fund	19

(a)

Amounts disclosed represent average number of contracts for futures contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended March 31, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

With the exception of the Municipal Income Completion Fund, as compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. The Municipal Income Completion Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

For the fiscal year ended March 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Dynamic Municipal Income Fund	0.40%	0.36%	0.34%	0.34%	0.33%	0.34%	0.34%

High Yield Municipal Fund	0.55	0.55	0.50	0.48	0.47	0.49	0.49

Short Duration Tax-Free Fund	0.39	0.35	0.33	0.33	0.32	0.35	0.35

^ Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, and the Goldman Sachs Short Duration Tax-Free Fund invest in the Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Fund, which is an affiliated Underlying Money Market Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Money Market Fund in which the Funds invest. For the fiscal year ended March 31, 2026, the management fee waived by GSAM was $97,437, $103,678 and $66,833, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

For the fiscal year ended March 31, 2026, Goldman Sachs agreed to waive a portion of the distribution and/or service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2026. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended March 31, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Dynamic Municipal Income Fund	$ 24,917	$ —

High Yield Municipal Fund	26,097	—

Short Duration Tax-Free Fund	1,007	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares; and 0.02% of the average daily net assets of Separate Account Institutional Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.02% and 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively. Goldman Sachs also agreed to reduce or limit its transfer agency fee to 0.00% as an annual percentage rate of the average daily net assets attributable to Separate Account Institutional Shares of the Municipal Income Completion Fund. For all Funds except the Municipal Income Completion Fund, these arrangements will remain in effect through at least July 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees. With respect to the Municipal Income Completion Fund, this arrangement may not be terminated without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net

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Notes to Financial Statements (continued) March 31, 2026

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.004% for Dynamic Municipal Income, High Yield Municipal, Short Duration Tax-Free Funds and 0.00% for Municipal Income Completion Fund. For all Funds except the Municipal Income Completion Fund, these Other Expense limitations will remain in place through at least July 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. With respect to the Municipal Income Completion Fund, this arrangement may not be terminated without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended March 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits		Class C Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Dynamic Municipal Income Fund	$97,437	$–		$–	$1,603,441	$1,700,878

High Yield Municipal Fund	103,678	247,438	(a)	–	1,989,531	2,340,647

Municipal Income Completion Fund	–	57,657		–	350,292	407,949

Short Duration Tax-Free Fund	66,833	106,226	(a)	15,058	825,823	1,013,940

(a)	Applicable to Class A, Class C and Investor Shares

G. Line of Credit Facility — As of March 31, 2026, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended March 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000. The facility was changed to $1,550,000,000 on April 10, 2026.

H. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Instruments Fund as of and for the fiscal year ended March 31, 2026:

Dynamic Municipal Income Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	$–	$1,527,303,820	$1,440,549,184	$86,754,636	86,754,636	$2,287,163

High Yield Municipal Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	–	2,094,416,471	2,094,246,321	170,150	170,150	2,445,605

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Municipal Income Completion Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	$–	$93,254,621	$92,717,261	$537,360	537,360	$79,655

Short Duration Tax-Free Fund

Underlying Fund	Beginning value as of March 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income

Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares

	–	1,569,933,183	1,493,673,327	76,259,856	76,259,856	1,618,107

A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees.

For the fiscal year ended March 31, 2026, the purchase and sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Goldman Sachs Dynamic Municipal Income Fund	$342,172,236	$339,814,578	$(16,265,249)

Goldman Sachs High Yield Municipal Fund	225,235,381	371,291,753	(5,131,987)

Goldman Sachs Municipal Income Completion Fund	12,421,126	25,580,793	(243,216)

Goldman Sachs Short Duration Tax-Free Fund	92,167,751	10,995,042	(211,333)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended March 31, 2026, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Goldman Sachs Dynamic Municipal Income Fund	$3,219,124,522	$2,673,450,580

Goldman Sachs High Yield Municipal Fund	3,974,745,397	2,634,522,421

Goldman Sachs Municipal Income Completion Fund	179,561,902	97,635,896

Goldman Sachs Short Duration Tax-Free Fund	2,124,783,336	1,915,753,531

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended March 31, 2026 were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Distributions paid from:

Ordinary Income	$14,543,786	$30,020,584	$657,214	$4,702,925

Tax-Exempt income	417,462,718	550,406,812	13,003,282	150,429,583

Total taxable distributions	$432,006,504	$580,427,396	$13,660,496	$155,132,508

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Notes to Financial Statements (continued) March 31, 2026

7. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2025 were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Distributions paid from:

Ordinary Income	$15,820,260	$28,432,678	$621,546	$4,122,843

Tax-Exempt income	353,695,911	474,028,723	9,028,166	144,655,872

Total taxable distributions	$369,516,171	$502,461,401	$9,649,712	$148,778,715

As of March 31, 2026, the components of accumulated earnings (losses) on a tax-basis were as follow:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Undistributed Tax Exempt income — net	$33,776,151	$197,261,809	$583,295	$28,827,117

Capital loss carryforwards:

Perpetual Short-Term	(378,642,966)	(375,476,136)	(4,006,783)	(265,878,863)

Perpetual Long-Term	(316,619,520)	(508,835,635)	(12,794,836)	(245,645,679)

Total capital loss carryforwards	(695,262,486)	(884,311,771)	(16,801,619)	(511,524,542)

Timing differences (Post October Loss Deferral, Defaulted Bond Income and Distributions Payable)	(14,216,948)	(24,063,609)	(452,141)	(1,415,258)

Unrealized gains (losses) — net	(146,562,847)	(399,765,801)	(7,365,543)	34,551,976

Total accumulated earnings (losses) — net	$(822,266,130)	$(1,110,879,372)	$(24,036,008)	$(449,560,707)

As of March 31, 2026, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Tax Cost	$11,796,493,530	$13,387,073,559	$329,041,717	$5,139,106,605

Gross unrealized gain	155,526,051	380,203,323	4,975,593	50,953,915

Gross unrealized loss	(302,088,898)	(779,969,124)	(12,341,136)	(16,401,939)

Net unrealized gain (loss)	$(146,562,847)	$(399,765,801)	$(7,365,543)	$34,551,976

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

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8. OTHER RISKS (continued)

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private

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Notes to Financial Statements (continued) March 31, 2026

8. OTHER RISKS (continued)

activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	17,114,204	$258,688,494	19,554,589	$300,678,168

Reinvestment of distributions	2,084,673	31,553,096	1,879,142	28,833,693

Shares redeemed	(18,561,047)	(280,550,139)	(17,449,772)	(268,052,238)

	637,830	9,691,451	3,983,959	61,459,623

Class C Shares

Shares sold	796,579	12,071,448	1,112,124	17,102,199

Reinvestment of distributions	126,647	1,916,894	135,195	2,075,194

Shares redeemed	(1,666,569)	(25,170,168)	(2,168,710)	(33,325,946)

	(743,343)	(11,181,826)	(921,391)	(14,148,553)

304

GOLDMAN SACHS MUNICIPAL FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Municipal Income Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	173,091,745	$2,616,819,275	157,854,868	$2,421,885,823

Reinvestment of distributions	13,126,623	198,639,541	10,533,432	161,562,864

Shares redeemed	(141,952,473)	(2,137,009,560)	(74,007,694)	(1,135,366,111)

	44,265,895	678,449,256	94,380,606	1,448,082,576

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	1	11	8	128

Shares redeemed	(269)	(4,044)	—	—

	(268)	(4,033)	8	128

Investor Shares

Shares sold	52,866,606	798,241,376	47,586,288	730,267,359

Reinvestment of distributions	4,901,411	74,109,933	4,292,454	65,797,659

Shares redeemed	(52,874,448)	(796,794,280)	(28,749,982)	(440,901,475)

	4,893,569	75,557,029	23,128,760	355,163,543

Class R6 Shares

Shares sold	7,667,530	115,562,835	5,928,998	91,118,736

Reinvestment of distributions	488,634	7,399,155	362,291	5,559,745

Shares redeemed	(5,808,498)	(87,368,516)	(2,877,321)	(44,109,081)

	2,347,666	35,593,474	3,413,968	52,569,400

Class P Shares

Shares sold	33,367,864	502,706,930	29,027,821	445,725,407

Reinvestment of distributions	4,969,712	75,208,192	4,653,934	71,411,904

Shares redeemed	(50,464,577)	(764,719,467)	(27,736,621)	(425,373,502)

	(12,127,001)	(186,804,345)	5,945,134	91,763,809

NET INCREASE IN SHARES	39,274,348	$601,301,006	129,931,044	$1,994,890,526

	High Yield Municipal Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	15,320,588	$137,634,285	11,620,214	$108,099,184

Reinvestment of distributions	1,779,732	15,998,624	1,662,064	15,425,983

Shares redeemed	(17,128,117)	(153,639,733)	(13,308,768)	(123,490,314)

	(27,797)	(6,824)	(26,490)	34,853

Class C Shares

Shares sold	998,289	8,977,353	1,219,494	11,353,349

Reinvestment of distributions	205,338	1,845,526	203,708	1,890,859

Shares redeemed	(1,960,568)	(17,599,895)	(1,669,484)	(15,529,549)

	(756,941)	(6,777,016)	(246,282)	(2,285,341)

305

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) March 31, 2026

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Municipal Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	136,336,210	$1,222,374,194	109,079,059	$1,013,114,800

Reinvestment of distributions	11,242,493	101,127,526	9,415,183	87,408,491

Shares redeemed	(124,389,281)	(1,113,557,464)	(69,304,555)	(642,644,825)

	23,189,422	209,944,256	49,189,687	457,878,466

Investor Shares

Shares sold	40,593,003	364,921,194	33,981,894	315,853,575

Reinvestment of distributions	3,979,846	35,819,832	3,535,402	32,850,976

Shares redeemed	(43,423,687)	(389,584,869)	(28,489,374)	(264,647,052)

	1,149,162	11,156,157	9,027,922	84,057,499

Class R6 Shares

Shares sold	1,396,180	12,555,652	1,652,308	15,397,739

Reinvestment of distributions	108,166	971,301	107,682	998,648

Shares redeemed	(1,972,928)	(17,621,257)	(698,778)	(6,482,384)

	(468,582)	(4,094,304)	1,061,212	9,914,003

Class P Shares

Shares sold	347,073,774	3,107,355,515	177,814,074	1,649,917,482

Reinvestment of distributions	45,370,648	407,629,094	37,637,706	349,013,545

Shares redeemed	(259,540,249)	(2,327,277,256)	(121,299,514)	(1,125,012,034)

	132,904,173	1,187,707,353	94,152,266	873,918,993

NET INCREASE IN SHARES	155,989,437	$1,397,929,622	153,158,315	$1,423,518,473

	Municipal Income Completion Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Separate Account Institutional Shares

Shares sold	15,583,700	$149,417,506	9,148,315	$89,555,230

Reinvestment of distributions	1,304,494	12,507,835	943,550	9,237,896

Shares redeemed	(7,777,601)	(74,484,835)	(4,614,623)	(45,097,603)

NET INCREASE IN SHARES	9,110,593	$87,440,506	5,477,242	$53,695,523

	Short Duration Tax-Free Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,320,355	$24,125,554	1,732,981	$17,948,251

Reinvestment of distributions	210,922	2,198,098	218,532	2,263,012

Shares redeemed	(2,076,166)	(21,594,306)	(3,829,549)	(39,701,773)

	455,111	4,729,346	(1,878,036)	(19,490,510)

306

GOLDMAN SACHS MUNICIPAL FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Tax-Free Fund

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	78,235	$816,406	110,000	$1,139,450

Reinvestment of distributions	9,432	98,151	11,979	123,920

Shares redeemed	(198,848)	(2,067,664)	(290,271)	(3,001,009)

	(111,181)	(1,153,107)	(168,292)	(1,737,639)

Institutional Shares

Shares sold	22,345,286	232,567,360	20,581,253	212,959,704

Reinvestment of distributions	1,708,254	17,775,062	1,762,927	18,232,932

Shares redeemed	(21,990,328)	(228,615,411)	(25,307,579)	(261,755,732)

	2,063,212	21,727,011	(2,963,399)	(30,563,096)

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	194	2,016	212	2,193

Shares redeemed	(2,545)	(26,538)	(1,066)	(10,982)

	(2,351)	(24,522)	(854)	(8,789)

Investor Shares

Shares sold	3,865,457	40,172,401	2,304,504	23,865,705

Reinvestment of distributions	227,312	2,367,078	218,776	2,262,786

Shares redeemed	(2,975,909)	(30,938,120)	(3,682,000)	(38,139,804)

	1,116,860	11,601,359	(1,158,720)	(12,011,313)

Class R6 Shares

Shares sold	15,068,548	156,343,793	8,128,354	84,060,354

Reinvestment of distributions	87,462	909,653	67,739	700,097

Shares redeemed	(15,222,452)	(158,023,298)	(12,426,749)	(128,370,190)

	(66,442)	(769,852)	(4,230,656)	(43,609,739)

Class P Shares

Shares sold	185,017,246	1,925,647,291	131,608,575	1,363,105,908

Reinvestment of distributions	11,073,832	115,195,323	10,490,515	108,455,112

Shares redeemed	(174,996,996)	(1,821,970,873)	(140,866,637)	(1,456,007,632)

	21,094,082	218,871,741	1,232,453	15,553,388

NET INCREASE (DECREASE) IN SHARES	24,549,291	$254,981,976	(9,167,504)	$(91,867,698)

307

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund and Goldman Sachs Short Duration Tax-Free Fund (four of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 22, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

308

GOLDMAN SACHS MUNICIPAL FUNDS

Goldman Sachs Municipal Fixed Income Funds — Tax Information (Unaudited)

During the period ended March 31, 2026, 96.63%, 94.83%, 95.19%, and 96.97% of the distributions from net investment income paid by the Dynamic Municipal Income Fund, High Yield Municipal Fund, Municipal Income Completion Fund and Short Duration Tax-Free Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

309

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. TFFIAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	June 4, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	June 4, 2026